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Nuveen Investments
Municipal Bond Funds

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                                               PROSPECTUS   AUGUST 28, 2003
                                             -----------------------------------

Dependable, tax-free income to help you keep more of what you earn.

                                    [GRAPHIC]



High Yield
All-American
Insured
Intermediate Duration
Limited Term




The Securities and Exchange Commission has not
approved or disapproved these securities or
passed upon the adequacy of this prospectus.
Any representation to the contrary is a
criminal offense.                                                 [LOGO] Nuveen
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                                    [GRAPHIC]

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below throughout this
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type of information
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Investment Strategy


Risks


Fees, Charges
and Expenses


Shareholder
Instructions


Performance and
Current Portfolio
Information

Table of Contents


         Section 1  The Funds
         This section provides you with an overview of the funds, including investment objectives, portfolio holdings and historical performance information.

         Introduction                                                1
         Nuveen High Yield Municipal Bond Fund                       2
         Nuveen All-American Municipal Bond Fund                     4
         Nuveen Insured Municipal Bond Fund                          6
         Nuveen Intermediate Duration Municipal Bond Fund            8
         Nuveen Limited Term Municipal Bond Fund                    10


         Section 2  How We Manage Your Money
         This section gives you a detailed discussion of our investment and risk management strategies.

         Who Manages the Funds                                      12
         What Securities We Invest In                               13
         How We Select Investments                                  16
         What the Risks Are                                         16
         How We Manage Risk                                         17


         Section 3  How You Can Buy and Sell Shares
         This section provides the information you need to move money into or out of your account.

         What Share Classes We Offer                                18
         How to Reduce Your Sales Charge                            20
         How to Buy Shares                                          20
         Systematic Investing                                       21
         Systematic Withdrawal                                      22
         Special Services                                           23
         How to Sell Shares                                         23


         Section 4  General Information
         This section summarizes the funds' distribution policies and other general fund information.

         Dividends, Distributions and Taxes                         25
         Distribution and Service Plans                             26
         Net Asset Value                                            27
         Fund Service Providers                                     27


         Section 5  Financial Highlights
         This section provides the funds' financial performance for
         the past five years.                                       28

                                                                August 28, 2003

Section 1  The Funds

               Nuveen High Yield Municipal Bond Fund
               Nuveen All-American Municipal Bond Fund
               Nuveen Insured Municipal Bond Fund
               Nuveen Intermediate Duration Municipal Bond Fund
               Nuveen Limited Term Municipal Bond Fund


                                                 [GRAPHIC]

                                               Introduction

                       This prospectus is intended to provide important information to help you evaluate whether one of the Nuveen Mutual Funds listed above may be right for you. Please read it carefully before investing and keep it for future reference.




 NOT FDIC OR GOVERNMENT INSURED         MAY LOSE VALUE         NO BANK GUARANTEE


                                                           Section 1  The Funds

                                    [GRAPHIC]


         Nuveen High Yield Municipal Bond Fund

Fund Overview


                                    [GRAPHIC]


Investment Objectives
The investment objective of the fund is to provide high current income exempt from regular federal income taxes. Capital appreciation is a secondary objective when consistent with the fund's primary objective.

                                    [GRAPHIC]


How the Fund Pursues Its Objective
The fund invests substantially all of its assets in municipal bonds. Under normal circumstances, the adviser invests at least 65% of the fund's net assets in medium- to low-quality bonds (BBB/Baa or lower) as rated by at least one independent rating agency, or if unrated, judged to be of comparable quality by the fund's investment adviser. The fund may invest up to 10% of its net assets in defaulted municipal bonds. The fund may buy securities that pay interest at rates that float inversely with changes in prevailing interest rates. The fund may also make forward commitments in which the fund agrees to buy a security in the future at a price agreed upon today.

The fund's investment adviser uses a research-intensive investment process to identify high-yielding municipal bonds that offer attractive value in terms of their current yields, prices, credit quality, liquidity and future prospects.

                                    [GRAPHIC]

                                    Attention Symbol
What Are the Risks of Investing in the Fund?
An investment in the fund is subject to credit risk, interest rate risk and diversification risk. Credit risk is the risk that a municipal bond issuer will default or be unable to pay principal and interest. Because the fund invests in lower rated municipal bonds, commonly referred to as "high yield," "high risk" or "junk" bonds, which are considered to be speculative, the credit risk is heightened for the fund. Interest rate risk is the risk that interest rates will rise, causing municipal bond prices to fall. Interest rate risk may be increased by the fund's investment in inverse floating rate securities and forward commitments because of the leveraged nature of these investments. As a "non-diversified" fund, the fund may invest more of its assets in a single issuer than a "diversified" fund. Greater concentration may increase risk. As with any mutual fund investment, loss of money is a risk of investing.

                                    [GRAPHIC]

                                    Attention Symbol
Is This Fund Right For You?
The fund may be appropriate for you if you are seeking to:
.. Earn regular monthly tax-free dividends; or .. Increase your after-tax income potential and are willing to accept a greater degree of risk.

You should not invest in this fund if you seek to:
..  Avoid fluctuations in share price;
.. Avoid the risks associated with low-quality municipal bonds; or .. Invest through an IRA or 401(k) plan
How the Fund Has Performed


The chart and table that follow illustrate annual fund returns for each of the past three years as well as average annualized fund and index returns for the one-year and since inception periods ended December 31, 2002. This information is intended to help you assess the variability of fund returns over the past three years (and consequently, the potential rewards and risks of a fund investment).

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. After-tax returns are shown for Class A shares only; after-tax returns for Class B, C, and R shares will vary. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for market indices do not include expenses, which are deducted from fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employer-sponsored retirement plans.

Past performance does not necessarily indicate future performance.

 Total Returns/1/



                                    [CHART]

Class A Annual Returns
2000  7.2%
2001 11.3%
2002  8.0%

Section 1  The Funds

During the three-year period ended December 31, 2002, the highest and lowest quarterly returns were 3.63% and .47%, respectively, for the quarters ended 6/30/01 and 6/30/00. The bar chart and highest/lowest quarterly returns do not reflect sales charges, which would reduce returns, while the Average Annual Total Return table does include sales charges.

                                          Average Annual Total Returns
                                          for the Periods Ended
                                            December 31, 2002
               Class Returns Before Taxes 1 Year    Since Inception
               -------------------------------------------------------
                Class A (Offer)           3.43%          4.68%
                Class B                   3.17%          4.42%
                Class C                   7.39%          5.39%
                Class R                   8.20%          6.17%
               -------------------------------------------------------
                Class A (Offer) Returns:
                 After Taxes on
                   Distributions          3.37%          4.66%
                 After Taxes on
                   Distributions and
                   Sale of Shares         4.55%          4.88%
               -------------------------------------------------------
                Lehman Brothers High
                  Yield Municipal Bond
                  Index/2/                1.97%          2.64%
                Lipper Peer Group/3/      5.72%          3.21%


What Are the Costs of Investing?


                                    [GRAPHIC]

                                      Dollar Sign
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

 Shareholder Transaction Expenses/4/


Paid Directly From Your Investment

            Share Class                     A       B     C    R/5/
            -------------------------------------------------------
            Maximum Sales Charge Imposed
            on Purchases                 4.20%/6/  None   None None
            Maximum Sales Charge Imposed
            on Reinvested Dividends          None  None   None None
            Exchange Fees                    None  None   None None
            Deferred Sales Charge/7/      None/8/ 5%/9/ 1%/10/ None

 1. The Class A year-to-date return on net asset value as of 6/30/03 was 4.77%.
 2. The Lehman Brothers High Yield Municipal Bond Index is an unmanaged index comprised of municipal bonds rated below BBB/Baa.
 3. Peer Group returns reflect the performance of the Lipper High Yield Municipal Debt Index, an index that represents the average annualized returns of the 30 largest funds in the Lipper High Yield Municipal Debt Category. Returns assume reinvestment of dividends and do not reflect any applicable sales charges.

 Annual Fund Operating Expenses/11/


Paid From Fund Assets

           Share Class                           A     B     C    R
           ----------------------------------------------------------
           Management Fees                      .60%  .60%  .60% .60%
           12b-1 Distribution and Service Fees  .20%  .95%  .75%   --
           Other Expenses                       .37%  .36%  .38% .33%
           Total Annual Fund Operating
           Expenses--Gross+                    1.17% 1.91% 1.73% .93%

           +After Expense Reimbursements
           Expense Reimbursement         (.01%) (.01%) (.02%) (.01%)
           Total Annual Fund Operating
           Expenses--Net                 1.16%  1.90%  1.71%   .92%

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. Your actual costs may be higher or lower.

                          Redemption                 No Redemption
      Share Class   A      B      C      R      A      B      C      R
      -------------------------------------------------------------------
       1 Year     $  534 $  594 $  176 $   95 $  534 $  194 $  176 $   95

       3 Years       776    900    545    296    776    600    545    296
       5 Years     1,037  1,132    939    515  1,037  1,032    939    515
       10 Years    1,781  2,040  2,041  1,143  1,781  2,040  2,041  1,143

 4. As a percent of offering price unless otherwise noted. Authorized dealers and other firms may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.
 5. Class R shares may be purchased only under limited circumstances, or by specified classes of investors. See "How You Can Buy and Sell Shares."
 6. Reduced Class A sales charges apply to purchases of $50,000 or more. See "How You Can Buy and Sell Shares."
 7. As a percentage of the lesser of purchase price or redemption proceeds.
 8. Certain Class A purchases at net asset value of $1 million or more may be subject to a contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase. See "How You Can Buy and Sell Shares."
 9. Class B shares redeemed within six years of purchase bear a CDSC of 5% during the first year, 4% during the second and third years, 3% during the fourth, 2% during the fifth, and 1% during the sixth year.
10. Class C shares redeemed within one year of purchase are subject to a 1%
    CDSC.
11.Long-term holders of Class B and Class C shares may pay more in Rule 12b-1 fees and CDSCs than the economic equivalent of the maximum front-end sales charge permitted under the National Association of Securities Dealers Conduct Rules.

                                                           Section 1  The Funds

                                    [GRAPHIC]


         Nuveen All-American Municipal Bond Fund

Fund Overview


                                    [GRAPHIC]


Investment Objective
The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal income taxes as is consistent with preservation of capital.

                                    [GRAPHIC]


How the Fund Pursues Its Objective
The fund purchases only quality municipal bonds that are rated investment grade (AAA/Aaa to BBB/Baa) at the time of purchase by at least one independent rating agency. The fund may buy non-rated municipal bonds if the fund's investment adviser judges them to be investment grade.

The fund's investment adviser uses a value-oriented strategy and looks for higher-yielding and undervalued long-term municipal bonds that offer potentially above-average total return.

The fund seeks to limit risk by buying investment grade quality bonds in a variety of industry sectors and by diversifying its investment portfolio geographically.

                                    [GRAPHIC]

                                    Attention Symbol
What Are the Risks of Investing in the Fund?
The principal risks of investing in the fund are credit risk and interest rate risk. Credit risk is the risk that an issuer of a municipal bond will be unable to make interest and principal payments. In general, lower rated municipal bonds carry greater credit risk. Interest rate risk is the risk that interest rates will rise, causing bond prices to fall. As with any mutual fund investment, loss of money is a risk of investing.

                                    [GRAPHIC]

                                    Attention Symbol
Is This Fund Right For You?
The fund may be a suitable investment for you if you seek to:
..  Earn regular monthly tax-free dividends;
..  Preserve investment capital over time;
.. Reduce taxes on investment income; or .. Set aside money systematically for retirement, estate planning or college funding.

You should not invest in this fund if you seek to:
..  Pursue long-term growth;
.. Invest through an IRA or 401(k) plan; or .. Avoid fluctuations in share price.

How the Fund Has Performed


The chart and table that follow illustrate annual fund returns for each of the past ten years as well as average annualized fund and index returns for the one-, five- and ten-year periods ended December 31, 2002. This information is intended to help you assess the variability of fund returns over the past ten years (and consequently, the potential rewards and risks of a fund investment).

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. After-tax returns are shown for Class A shares only; after-tax returns for Class B, C, and R shares will vary. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for market indices do not include expenses, which are deducted from fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employer-sponsored retirement plans.

Past performance does not necessarily indicate future performance.

 Total Returns/1/



                                    [CHART]

Class A Annual Returns
   1993     14.4%
   1994     -5.9%
   1995     17.5%
   1996      4.8%
   1997     10.8%
   1998      5.9%
   1999     -5.3%
   2000      9.8%
   2001      5.3%
   2002      8.0%


Section 1  The Funds

During the ten years ended December 31, 2002, the highest and lowest quarterly returns were 6.84% and -5.54%, respectively, for the quarters ended 3/31/95 and 3/31/94. The bar chart and highest/lowest quarterly returns do not reflect sales charges, which would reduce returns, while the Average Annual Total Return table does include sales charges.

                                           Average Annual Total Returns
                                           for the Periods Ended
                                             December 31, 2002
                Class Returns Before Taxes 1 Year    5 Year   10 Year
                -------------------------------------------------------
                Class A (Offer)            3.51%     3.72%     5.83%
                Class B                    3.30%     3.68%     5.75%
                Class C                    7.50%     4.04%     5.70%
                Class R                    8.30%     4.84%     6.42%
                -------------------------------------------------------
                Class A (Offer) Returns:
                 After Taxes on
                   Distributions           3.51%     3.71%     5.72%
                 After Taxes on
                   Distributions and
                   Sale of Shares          4.21%     3.97%     5.73%
                -------------------------------------------------------
                Lehman Brothers Municipal
                  Bond Index/2/            9.60%     6.06%     6.71%
                Lipper Peer Group/3/       8.63%     4.96%     5.99%

What Are the Costs of Investing?


                                    [GRAPHIC]

                                      Dollar Sign
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

 Shareholder Transaction Expenses/4/


Paid Directly From Your Investment

            Share Class                     A       B     C    R/5/
            -------------------------------------------------------
            Maximum Sales Charge Imposed
            on Purchases                 4.20%/6/  None   None None
            Maximum Sales Charge Imposed
            on Reinvested Dividends          None  None   None None
            Exchange Fees                    None  None   None None
            Deferred Sales Charge/7/      None/8/ 5%/9/ 1%/10/ None

 1. Class A total returns reflect actual performance for all periods; Class B, C and R total returns reflect actual performance for periods since class inception (see "Financial Highlights" for dates), and Class A performance for periods prior to class inception, adjusted for the differences in fees between the classes (see "What Are the Costs of Investing?"). The Class A year-to-date return on net asset value as of 6/30/03 was 3.17%.
 2. The Lehman Brothers Municipal Bond Index is an unmanaged index comprised of a broad range of investment-grade municipal bonds.

 Annual Fund Operating Expenses/11/


Paid From Fund Assets

           Share Class                          A     B     C    R
           ---------------------------------------------------------
           Management Fees                     .49%  .49%  .49% .49%
           12b-1 Distribution and Service Fees .20%  .95%  .75%   --
           Other Expenses                      .12%  .12%  .12% .12%
           Total Annual Fund Operating
           Expenses                            .81% 1.56% 1.36% .61%

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. Your actual costs may be higher or lower.

                           Redemption               No Redemption
        Share Class   A      B      C     R     A      B      C     R
        ---------------------------------------------------------------
         1 Year     $  499 $  559 $  138 $ 62 $  499 $  159 $  138 $ 62
         3 Years       668    793    431  195    668    493    431  195
         5 Years       851    950    745  340    851    850    745  340
         10 Years    1,380  1,655  1,635  762  1,380  1,655  1,635  762

 3. Peer Group returns reflect the performance of the Lipper National Municipal Debt Index, an index that represents the average annualized returns of the 30 largest funds in the Lipper National Municipal Debt Category. Returns assume reinvestment of dividends and do not reflect any applicable sales charges.
 4. As a percent of offering price unless otherwise noted. Authorized dealers and other firms may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.
 5. Class R shares may be purchased only under limited circumstances, or by specified classes of investors. See "How You Can Buy and Sell Shares."
 6. Reduced Class A sales charges apply to purchases of $50,000 or more. See "How You Can Buy and Sell Shares."
 7. As a percentage of the lesser of purchase price or redemption proceeds.
 8. Certain Class A purchases at net asset value of $1 million or more may be subject to a contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase. See "How You Can Buy and Sell Shares."
 9. Class B shares redeemed within six years of purchase are subject to a CDSC of 5% during the first year, 4% during the second and third years, 3% during the fourth, 2% during the fifth and 1% during the sixth year.
10. Class C shares redeemed within one year of purchase are subject to a 1%
    CDSC.
11. Long-term holders of Class B and Class C shares may pay more in Rule 12b-1 fees and CDSCs than the economic equivalent of the maximum front-end sales charge permitted under the National Association of Securities Dealers Conduct Rules.

                                                           Section 1  The Funds

                                    [GRAPHIC]


         Nuveen Insured Municipal Bond Fund

Fund Overview


                                    [GRAPHIC]


Investment Objective
The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal income taxes as is consistent with preservation of capital.

                                    [GRAPHIC]


How the Fund Pursues Its Objective
The fund purchases only quality municipal bonds that are rated investment grade (AAA/Aaa to BBB/Baa) at the time of purchase by at least one independent rating agency. The fund may buy non-rated municipal bonds if the fund's investment adviser judges them to be investment grade. The fund primarily buys insured municipal bonds.

The fund's investment adviser uses a value-oriented strategy and looks for higher-yielding and undervalued long-term, insured municipal bonds that offer potentially above-average total return.

The fund seeks to limit risk by buying investment grade quality bonds in a variety of industry sectors and by diversifying its investment portfolio geographically.

                                    [GRAPHIC]

                                    Attention Symbol
What Are the Risks of Investing in the Fund?
The principal risks of investing in the fund are interest rate risk and credit risk. Interest rate risk is the risk that interest rates will rise, causing bond prices to fall. Credit risk is the risk that an issuer of a municipal bond will be unable to make interest and principal payments. In general, lower rated municipal bonds carry greater credit risk. As with any mutual fund investment, loss of money is a risk of investing.

                                    [GRAPHIC]

                                    Attention Symbol
Is This Fund Right For You?
The fund may be a suitable investment for you if you seek to:
..  Earn regular monthly tax-free dividends;
..  Preserve investment capital over time;
.. Reduce taxes on investment income; or .. Set aside money systematically for retirement, estate planning or college funding.

You should not invest in this fund if you seek to:
..  Pursue long-term growth;
.. Invest through an IRA or 401(k) plan; or .. Avoid fluctuations in share price.

How the Fund Has Performed


The chart and table that follow illustrate annual fund returns for each of the past ten years as well as average annualized fund and index returns for the one-, five- and ten-year periods ended December 31, 2002. This information is intended to help you assess the variability of fund returns over the past ten years (and consequently, the potential rewards and risks of a fund investment).

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. After-tax returns are shown for Class A shares only; after-tax returns for Class B, C, and R shares will vary. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for market indices do not include expenses, which are deducted from fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employer-sponsored retirement plans.

Past performance does not necessarily indicate future performance.

 Total Returns/1/



                                    [CHART]


Class A Annual Returns
   1993   13.2%
   1994   -6.4%
   1995   19.0%
   1996    3.2%
   1997    8.3%
   1998    5.7%
   1999   -3.5%
   2000   10.5%
   2001    4.5%
   2002    8.7%


Section 1  The Funds

During the ten years ended December 31, 2002, the highest and lowest quarterly returns were 7.71% and -6.39%, respectively, for the quarters ended 3/31/95 and 3/31/94. The bar chart and highest/lowest quarterly returns do not reflect sales charges, which would reduce returns, while the Average Annual Total Return table does include sales charges.

                                           Average Annual Total Returns
                                           for the Periods Ended
                                             December 31, 2002
                Class Returns Before Taxes 1 Year    5 Year   10 Year
                -------------------------------------------------------
                Class A (Offer)            4.17%     4.18%     5.64%
                Class B                    3.90%     4.13%     5.46%
                Class C                    8.15%     4.51%     5.37%
                Class R                    8.84%     5.28%     6.28%
                -------------------------------------------------------
                Class A (Offer) Returns:
                 After Taxes on
                   Distributions           4.17%     4.16%     5.57%
                 After Taxes on
                   Distributions and
                   Sale of Shares          4.41%     4.29%     5.51%
                -------------------------------------------------------
                Lehman Brothers
                  Municipal Bond Index/2/  9.60%     6.06%     6.71%
                Lipper Peer Group/3/       9.06%     5.27%     5.97%

What Are the Costs of Investing?


                                    [GRAPHIC]

                                      Dollar Sign
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

 Shareholder Transaction Expenses/4/


Paid Directly From Your Investment

            Share Class                     A       B     C    R/5/
            -------------------------------------------------------
            Maximum Sales Charge Imposed
            on Purchases                 4.20%/6/  None   None None
            Maximum Sales Charge Imposed
            on Reinvested Dividends          None  None   None None
            Exchange Fees                    None  None   None None
            Deferred Sales Charge/7/      None/8/ 5%/9/ 1%/10/ None

 1. Class R total returns reflect actual performance for all periods; Class A, B and C total returns reflect actual performance for periods since class inception (see "Financial Highlights" for dates), and Class R performance for periods prior to class inception, adjusted for the differences in fees between the classes (see "What Are the Costs of Investing?"). The Class A year-to-date return on net asset value as of 6/30/03 was 3.41%.
 2. The Lehman Brothers Municipal Bond Index is an unmanaged index comprised of a broad range of investment-grade municipal bonds.

 Annual Fund Operating Expenses/11/


Paid From Fund Assets

           Share Class                          A     B     C    R
           ---------------------------------------------------------
           Management Fees                     .47%  .47%  .47% .47%
           12b-1 Distribution and Service Fees .20%  .95%  .75%   --
           Other Expenses                      .14%  .14%  .14% .14%
           Total Annual Fund Operating
           Expenses--Gross+                    .81% 1.56% 1.36% .61%

  +After Expense Reimbursements

            Expense Reimbursements      (.01%) (.01%) (.01%) (.01%)
            Total Annual Fund Operating
            Expenses--Net                .80%  1.55%  1.35%   .60%

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. Your actual costs may be higher or lower.

                           Redemption               No Redemption
        Share Class   A      B      C     R     A      B      C     R
        ---------------------------------------------------------------
         1 Year     $  499 $  559 $  138 $ 62 $  499 $  159 $  138 $ 62
         3 Years       668    793    431  195    668    493    431  195
         5 Years       851    950    745  340    851    850    745  340
         10 Years    1,380  1,655  1,635  762  1,380  1,655  1,635  762

 3. Peer Group returns represent the performance of the Lipper National Insured Municipal Debt Index, an index that represents the average annualized returns of the 30 largest funds in the Lipper National Insured Municipal Debt Category. Returns assume reinvestment of dividends and do not reflect any applicable sales charges.
 4. As a percent of offering price unless otherwise noted. Authorized dealers and other firms may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.
 5. Class R shares may be purchased only under limited circumstances, or by specified classes of investors. See "How You Can Buy and Sell Shares."
 6. Reduced Class A sales charges apply to purchases of $50,000 or more. See "How You Can Buy and Sell Shares."
 7. As a percentage of the lesser of purchase price or redemption proceeds.
 8. Certain Class A purchases at net asset value of $1 million or more may be subject to a contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase. See "How You Can Buy and Sell Shares."
 9. Class B shares redeemed within six years of purchase are subject to a CDSC of 5% during the first year, 4% during the second and third years, 3% during the fourth, 2% during the fifth and 1% during the sixth year.
10. Class C shares redeemed within one year of purchase are subject to a 1%
    CDSC.
11. Long-term holders of Class B and Class C shares may pay more in Rule 12b-1 fees and CDSCs than the economic equivalent of the maximum front-end sales charge permitted under the National Association of Securities Dealers Conduct Rules.

                                                           Section 1  The Funds

                                    [GRAPHIC]


         Nuveen Intermediate Duration Municipal Bond Fund

Fund Overview


                                    [GRAPHIC]


Investment Objective
The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal income taxes as is consistent with preservation of capital.

                                    [GRAPHIC]


How the Fund Pursues Its Objective
The fund purchases only quality municipal bonds that are rated investment grade (AAA/Aaa to BBB/Baa) at the time of purchase by at least one independent rating agency. The fund may buy non-rated municipal bonds if the fund's investment adviser judges them to be investment grade.

The fund's investment adviser uses a value-oriented strategy and looks for higher-yielding and undervalued municipal bonds that offer potentially above-average total return. The adviser invests in a diversified portfolio of investment-grade quality bonds of various maturities with a weighted average duration of between three and ten years. The adviser intends to maintain portfolio duration within a defined range (currently between 4.5 and seven years) over time in order to be classified as an intermediate fund.

The fund seeks to limit risk by buying investment grade quality bonds in a variety of industry sectors and by diversifying its investment portfolio geographically.

                                    [GRAPHIC]

                                    Attention Symbol
What Are the Risks of Investing in the Fund?
The principal risks of investing in the fund are interest rate risk and credit risk. Interest rate risk is the risk that interest rates will rise, causing bond prices to fall. Credit risk is the risk that an issuer of a municipal bond will be unable to make interest and principal payments. In general, lower rated municipal bonds carry greater credit risk. As with any mutual fund investment, loss of money is a risk of investing.

                                    [GRAPHIC]

                                    Attention Symbol
Is This Fund Right For You?
The fund may be a suitable investment for you if you seek to:
..  Earn regular monthly tax-free dividends;
..  Preserve investment capital over time;
.. Reduce taxes on investment income; or .. Set aside money systematically for retirement, estate planning or college funding.

You should not invest in this fund if you seek to:
..  Pursue long-term growth;
.. Invest through an IRA or 401(k) plan; or .. Avoid fluctuations in share price.
How the Fund Has Performed


The chart and table that follow illustrate annual fund returns for each of the past ten years as well as average annualized fund and index returns for the one-, five- and ten-year periods ended December 31, 2002. This information is intended to help you assess the variability of fund returns over the past ten years (and consequently, the potential rewards and risks of a fund investment).

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. After-tax returns are shown for Class A shares only; after-tax returns for Class B, C, and R shares will vary. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for market indices do not include expenses, which are deducted from fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employer-sponsored retirement plans.

Past performance does not necessarily indicate future performance.

 Total Returns/1/


                                    [CHART]

Class A Annual Returns
1993    8.3%
1994   -2.1%
1995   15.0%
1996    4.0%
1997    8.9%
1998    6.0%
1999   -3.4%
2000   10.3%
2001    4.8%
2002    6.8%

Section 1  The Funds

During the ten years ended December 31, 2002, the highest and lowest quarterly returns were 5.60% and -3.20%, respectively, for the quarters ended 3/31/95 and 3/31/94. The bar chart and highest/lowest quarterly returns do not reflect sales charges, which would reduce returns, while the Average Annual Total Return table does include sales charges.

                                           Average Annual Total Returns
                                           for the Periods Ended
                                             December 31, 2002
                Class Returns Before Taxes 1 Year    5 Year   10 Year
                -------------------------------------------------------
                Class A (Offer)             3.57%    4.13%     5.39%
                Class B                     1.99%    3.84%     5.13%
                Class C                     6.20%    4.22%     5.05%
                Class R                     7.02%    5.00%     5.96%
                -------------------------------------------------------
                Class A (Offer) Returns:
                 After Taxes on
                   Distributions            3.46%    4.08%     5.28%
                 After Taxes on
                   Distributions and
                   Sale of Shares           4.10%    4.24%     5.29%
                -------------------------------------------------------
                Lehman Brothers 7-year
                  Municipal Bond Index/2/  10.35%    6.07%     6.34%
                Lipper Peer Group/3/        8.63%    4.96%     5.99%


What Are the Costs of Investing?


                                    [GRAPHIC]

                                      Dollar Sign
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

 Shareholder Transaction Expenses/4/


Paid Directly From Your Investment

            Share Class                     A       B     C    R/5/
            -------------------------------------------------------
            Maximum Sales Charge Imposed
            on Purchases                 3.00%/6/  None   None None
            Maximum Sales Charge Imposed
            on Reinvested Dividends          None  None   None None
            Exchange Fees                    None  None   None None
            Deferred Sales Charge/7/      None/8/ 5%/9/ 1%/10/ None

 1. Class R total returns reflect actual performance for all periods; Class A, B and C total returns reflect actual performance for periods since class inception (see "Financial Highlights" for dates), and Class R performance for periods prior to class inception, adjusted for the differences in fees between the classes (see "What Are the Costs of Investing?"). The Class A year-to-date return on net asset value as of 6/30/03 was 1.77%.
 2. The Lehman Brothers 7-year Municipal Bond Index is an unmanaged index comprised of a broad range of investment-grade municipal bonds.

 Annual Fund Operating Expenses/11/


Paid From Fund Assets

           Share Class                          A     B     C    R
           ---------------------------------------------------------
           Management Fees                     .45%  .45%  .45% .45%
           12b-1 Distribution and Service Fees .20%  .95%  .75%   --
           Other Expenses                      .14%  .14%  .14% .14%
           Total Annual Fund Operating
           Expenses--Gross+                    .79% 1.54% 1.34% .59%

  +After Expense Reimbursements

               Expense Reimbursements        -- (.01%)    --   --
               Total Annual Fund Operating
               Expenses--Net               .79% 1.53%  1.34% .59%

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. Your actual costs may be higher or lower.

                           Redemption               No Redemption
        Share Class   A      B      C     R     A      B      C     R
        ---------------------------------------------------------------
         1 Year     $  378 $  557 $  136 $ 60 $  378 $  157 $  136 $ 60
         3 Years       545    786    425  189    545    486    425  189
         5 Years       726    939    734  329    726    839    734  329
         10 Years    1,249  1,632  1,613  738  1,249  1,632  1,613  738

 3. Peer Group returns reflect the performance of the Lipper National Municipal Debt Index, an index that represents the average annualized returns of the 30 largest funds in the Lipper National Municipal Debt Category. Returns assume reinvestment of dividends and do not reflect any applicable sales charges.
 4. As a percent of offering price unless otherwise noted. Authorized dealers and other firms may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.
 5. Class R shares may be purchased only under limited circumstances, or by specified classes of investors. See "How You Can Buy and Sell Shares."
 6. Reduced Class A sales charges apply to purchases of $50,000 or more. See "How You Can Buy and Sell Shares."
 7. As a percentage of the lesser of purchase price or redemption proceeds.
 8. Certain Class A purchases at net asset value of $1 million or more may be subject to a contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase. See "How You Can Buy and Sell Shares."
 9. Class B shares redeemed within six years of purchase are subject to a CDSC of 5% during the first year, 4% during the second and third years, 3% during the fourth, 2% during the fifth and 1% during the sixth year.
10. Class C shares redeemed within one year of purchase are subject to a 1%
    CDSC.
11. Long-term holders of Class B and Class C shares may pay more in Rule 12b-1 fees and CDSCs than the economic equivalent of the maximum front-end sales charge permitted under the National Association of Securities Dealers Conduct Rules.

                                                           Section 1  The Funds

                                    [GRAPHIC]

                                          Nuveen Limited Term Municipal Bond
Fund


Fund Overview


                                    [GRAPHIC]


Investment Objective
The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal income taxes as is consistent with preservation of capital.

                                    [GRAPHIC]


How the Fund Pursues Its Objective
The fund purchases only quality municipal bonds that are rated investment grade (AAA/Aaa to BBB/Baa) at the time of purchase by at least one independent rating agency. The fund may buy non-rated municipal bonds if the fund's investment adviser judges them to be investment grade.

The fund's investment adviser uses a value-oriented strategy and looks for higher-yielding and undervalued limited-term municipal bonds that offer potentially above-average total return.

The fund seeks to limit risk by buying investment grade quality bonds in a variety of industry sectors and by diversifying its investment portfolio geographically.

                                    [GRAPHIC]

                                    Attention Symbol
What Are the Risks of Investing in the Fund?
The principal risks of investing in the fund are interest rate risk and credit risk. Interest rate risk is the risk that interest rates will rise, causing bond prices to fall. Credit risk is the risk that an issuer of a municipal bond will be unable to make interest and principal payments. In general, lower rated municipal bonds may carry greater credit risk. As with any mutual fund investment, loss of money is a risk of investing.

                                    [GRAPHIC]

                                    Attention Symbol
Is This Fund Right For You?
The fund may be a suitable investment for you if you seek to:
..  Earn regular monthly tax-free dividends;
..  Preserve investment capital over time;
.. Reduce taxes on investment income; or .. Set aside money systematically for retirement, estate planning or college funding.

You should not invest in this fund if you seek to:
..  Pursue long-term growth;
.. Invest through an IRA or 401(k) plan; or .. Avoid fluctuations in share price.
How the Fund Has Performed


The chart and table that follow illustrate annual fund returns for each of the past ten years as well as average annualized fund and index returns for the one-, five- and ten-year periods ended December 31, 2002. This information is intended to help you assess the variability of fund returns over the past ten years (and consequently, the potential rewards and risks of a fund investment).

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. After-tax returns are shown for Class A shares only; after-tax returns for Class C and R shares will vary. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for market indices do not include expenses, which are deducted from fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employer-sponsored retirement plans.

Past performance does not necessarily indicate future performance.

 Total Returns/1/


                                    [CHART]


Class A Annual Returns
1993  9.1%
1994 -1.9%
1995 10.3%
1996  4.1%
1997  6.9%
1998  5.0%
1999 -0.2%
2000  6.2%
2001  5.4%
2002  6.4%

Section 1  The Funds

During the ten years ended December 31, 2002, the highest and lowest quarterly returns were 3.47% and -2.34%, respectively, for the quarters ended 3/31/95 and 3/31/94. The bar chart and highest/lowest quarterly returns do not reflect sales charges, which would reduce returns, while the Average Annual Total Return table does include sales charges.

                                           Average Annual Total Returns
                                           for the Periods Ended
                                             December 31, 2002
                Class Returns Before Taxes 1 Year    5 Year   10 Year
                -------------------------------------------------------
                Class A (Offer)            3.75%     3.98%     4.78%
                Class C                    5.94%     4.15%     4.70%
                Class R                    6.54%     4.72%     5.15%
                -------------------------------------------------------
                Class A (Offer) Returns:
                 After Taxes on
                   Distributions           3.75%     3.98%     4.78%
                 After Taxes on
                   Distributions and
                   Sale of Shares          3.98%     4.08%     4.77%
                -------------------------------------------------------
                Lehman Brothers 5-year
                  Municipal Bond Index/2/  9.27%     5.91%     5.88%
                Lipper Peer Group/3/       6.75%     4.46%     4.86%

What Are the Costs of Investing?


                                    [GRAPHIC]

                                      Dollar Sign
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

 Shareholder Transaction Expenses/4/


Paid Directly From Your Investment

               Share Class                     A        C    R/5/
               --------------------------------------------------
               Maximum Sales Charge Imposed
               on Purchases                 2.50%/6/ None    None
               Maximum Sales Charge Imposed
               on Reinvested Dividends       None    None    None
               Exchange Fees                 None    None    None
               Deferred Sales Charge/7/      None/8/   1%/9/ None

 1. Class A total returns reflect actual performance for all periods; Class C and R total returns reflect actual performance for periods since class inception (see "Financial Highlights" for dates), and Class A performance for periods prior to class inception, adjusted for the differences in fees between the classes (see "What Are the Costs of Investing?"). The Class A year-to-date return on net asset value as of 6/30/03 was 3.02%.
 2. The Lehman Brothers 5-year Municipal Bond Index is an unmanaged index comprised of a broad range of investment-grade municipal bonds.

 Annual Fund Operating Expenses/10/


Paid From Fund Assets

              Share Class                          A     C    R
              ---------------------------------------------------
              Management Fees                     .43%  .43% .43%
              12b-1 Distribution and Service Fees .20%  .55%   --
              Other Expenses                      .10%  .10% .10%
              Total Annual Fund Operating
              Expenses--Gross+                    .73% 1.08% .53%

                +After Expense Reimbursements
                Expense Reimbursements        (.01%)    --   --
                Total Annual Fund Operating
                Expenses--Net                  .72%  1.08% .53%

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. Your actual costs may be higher or lower.

                               Redemption       No Redemption
               Share Class   A      C     R     A      C     R
               -------------------------------------------------
               1 Year      $  323 $  110 $ 54 $  323 $  110 $ 54
               3 Years        478    343  170    478    343  170
               5 Years        646    595  296    646    595  296
               10 Years     1,134  1,317  665  1,134  1,317  665

 3. Peer Group returns represent the average annualized returns of the funds in the Lipper National Short Intermediate Municipal Debt Category. Returns assume reinvestment of dividends and do not reflect any applicable sales charges.
 4. As a percent of offering price unless otherwise noted. Authorized dealers and other firms may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.
 5. Class R shares may be purchased only under limited circumstances, or by specified classes of investors. See "How You Can Buy and Sell Shares."
 6. Reduced Class A sales charges apply to purchases of $50,000 or more. See "How You Can Buy and Sell Shares."
 7. As a percentage of the lesser of purchase price or redemption proceeds.
 8. Certain Class A purchases at net asset value of $1 million or more may be subject to a contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase. See "How You Can Buy and Sell Shares."
 9. Class C shares redeemed within one year of purchase are subject to a 1%
    CDSC.
10. Long-term holders of Class C shares may pay more in Rule 12b-1 fees and CDSCs than the economic equivalent of the maximum front-end sales charge permitted under the National Association of Securities Dealers Conduct Rules.

                                                           Section 1  The Funds

Section 2  How We Manage Your Money

                       To help you understand how the funds' assets are managed, this section includes a detailed discussion of the adviser's investment and risk management strategies. For a more complete discussion of these matters, please consult the Statement of Additional Information.


                                                 [GRAPHIC]

                                           Who Manages the Funds

                       Nuveen Advisory Corp. ("Nuveen Advisory"), the funds' investment adviser, offers premier advisory and investment management services to a broad range of mutual fund clients. Nuveen Advisory is responsible for the selection and on-going monitoring of the municipal bonds in the funds' investment portfolios, managing the funds' business affairs and providing certain clerical, bookkeeping and other administrative services. Nuveen Advisory is located at 333 West Wacker Drive, Chicago, IL 60606.

                       Nuveen Advisory is a wholly owned subsidiary of Nuveen Investments, Inc. ("Nuveen") (formerly known as The John Nuveen Company). Founded in 1898, Nuveen has been synonymous with investments that withstand the test of time. Today we provide managed assets and structured investment products and services to help financial advisors serve the wealth management needs of individuals and families. Nuveen manages more than $88 billion in assets.

                       Nuveen Advisory is responsible for execution of specific investment strategies and day-to-day investment operations. Nuveen Advisory manages each fund using a team of analysts and portfolio managers that focus on a specific group of funds. Day-to-day operation of each fund and the execution of its specific investment strategies is the responsibility of the designated portfolio manager described below.

                       John V. Miller is the portfolio manager for the High Yield Fund. Mr. Miller, a Charted Financial Analyst, joined Nuveen's investment management team as a credit analyst in 1996, with three prior years of experience in the municipal market with a private account management firm. He has been responsible for analysis of high yield credits in the utility, solid waste and energy related sectors. Mr. Miller was promoted to Vice President of Nuveen in 2002. He was previously an analyst with C.W. Henderson & Assoc., a municipal bond manager for private accounts. Currently, he manages investments for three Nuveen-sponsored investment companies.

                       J. Thomas Futrell is the portfolio manager for the All-American Fund. Mr. Futrell, a Vice President of Nuveen Advisory, has been portfolio manager for Nuveen Advisory since 1986. He is a Certified Financial Analyst and is director of municipal research for Nuveen Advisory.

                       Thomas J. O'Shaughnessy is the portfolio manager for the Insured Fund. Mr. O'Shaughnessy has managed the fund since January 2003 and has been a Vice President of Nuveen Advisory since 2002. Currently, he manages investments for fourteen Nuveen-sponsored investment companies.

                       William M. Fitzgerald, a Chartered Financial Analyst, is the portfolio manager for the Intermediate Duration Fund. Mr. Fitzgerald has been the portfolio manager for the fund since January 2003. Mr. Fitzgerald has been a portfolio manager for Nuveen Advisory since 1990, and currently manages investments


Section 2  How We Manage Your Money
                       for fifteen Nuveen-sponsored investment companies. Mr. Fitzgerald has been Managing Director of Nuveen Advisory since 2001, and was previously Vice President of Nuveen Advisory.

                       Richard Huber is the portfolio manager for the Limited Term Fund. Mr. Huber has managed the fund since 1995. Since 1987, he had been an employee of Flagship Financial Inc., the funds' prior investment adviser, until becoming a Vice President of Nuveen Advisory upon the acquisition of Flagship Resources Inc. by Nuveen Investments, Inc. in January 1997. He currently manages investments for thirty-eight Nuveen-sponsored investment companies.

                       For the most recent fiscal year, the funds paid the following management fees to Nuveen Advisory as a percentage of net assets:

             Nuveen High Yield Municipal Bond Fund            .60%
             Nuveen All-American Municipal Bond Fund          .49%
             Nuveen Insured Municipal Bond Fund               .47%
             Nuveen Intermediate Duration Municipal Bond Fund .45%
             Nuveen Limited Term Municipal Bond Fund          .43%


                                                 [GRAPHIC]

                                    What Securities We Invest In

                       Each fund's investment objective may not be changed without shareholder approval. The following investment policies may be changed by the Board of Trustees without shareholder approval unless otherwise noted in this prospectus or the Statement of Additional Information.

                       Municipal Bonds

                       The funds invest primarily in municipal bonds that pay interest that is exempt from regular federal income tax. Income from these bonds may be subject to the federal alternative minimum tax.

                       States, local governments and municipalities issue municipal bonds to raise money for various public purposes such as building public facilities, refinancing outstanding obligations and financing general operating expenses. These bonds include general obligation bonds, which are backed by the full faith and credit of the issuer and may be repaid from any revenue source, and revenue bonds, which may be repaid only from the revenue of a specific facility or source.

                       The funds may purchase municipal bonds that represent lease obligations. These carry special risks because the issuer of the bonds may not be obligated to appropriate money annually to make payments under the lease. In order to reduce this risk, the funds will only purchase these bonds where the issuer has a strong incentive to continue making appropriations until maturity.

                       In evaluating municipal bonds of different credit qualities or maturities, Nuveen Advisory takes into account the size of yield spreads. Yield spread is the additional return the funds may earn by taking on additional credit risk or interest rate risk. For example, yields on low quality bonds are higher than yields on high quality bonds because investors must be compensated for incurring the higher credit risk associated with low quality bonds. If yield spreads do not provide adequate compensation for the additional risk associated with low quality bonds, the funds will buy bonds of relatively higher quality. Similarly, in evaluating bonds of different maturities, Nuveen Advisory evaluates the comparative yield available on these bonds. If yield spreads on long-term bonds do not compensate the funds adequately for the additional interest rate risk the funds must assume, the funds will buy bonds of relatively shorter maturity. In addition, municipal bonds in a particular industry


                                            Section 2  How We Manage Your Money
                       may provide higher yields relative to their risk compared to bonds in other industries. If that occurs, a fund may buy relatively more bonds from issuers in that industry. In that case, the fund's portfolio composition would change from time to time.

                       Credit Quality

                       The All-American, Insured, Intermediate Duration and Limited Term Funds purchase only quality municipal bonds that are either rated investment grade (AAA/Aaa to BBB/Baa) by at least one independent rating agency at the time of purchase or are non-rated but judged to be investment grade by Nuveen Advisory. Each of these funds, except the Insured Fund, will invest at least 80% of its net assets in investment-grade quality municipal bonds. The Insured Fund will invest at least 80% of its net assets in insured municipal bonds.

                       High Yield Fund. Under normal circumstances, at least 65% of the High Yield Fund's net assets will be invested in medium- to low-quality municipal bonds rated BBB/Baa or lower by independent rating agencies, or if unrated, judged by Nuveen Advisory to be of comparable quality. The High Yield Fund may invest up to 10% of its net assets in defaulted municipal bonds. "Defaulted" means that the bond's issuer has not paid principal or interest on time. Municipal bonds that are rated below investment grade (BB/Ba or lower) are commonly known as "high yield," "high risk" or "junk" bonds. They typically offer higher yields but involve greater risks, including the possibility of default or bankruptcy, and increased market price volatility.

                       The High Yield Fund may invest in higher quality municipal bonds (those rated AAA/Aaa to A or, if unrated, judged by Nuveen Advisory to be of comparable quality) or in short-term, high-quality investments. The High Yield Fund may do this as a temporary defensive measure, in response to unusual market conditions, when there is a lack of acceptable lower rated bonds or at times when yield spreads do not justify the increased risks of investing in lower rated bonds. If the High Yield Fund invests in higher quality municipal bonds, it may not be able to achieve its investment objectives.

                       Portfolio Maturity and Duration

                       Each fund buys municipal bonds with different maturities in pursuit of its investment objective, but maintains under normal market conditions an investment portfolio with an overall weighted average maturity within a defined range. The Limited Term Fund maintains a weighted average portfolio maturity of 1 to 7 years. The High Yield, Insured and All-American Funds are long-term funds and normally maintain a weighted average portfolio maturity of 15 to 30 years.

                       The Intermediate Duration Fund maintains a weighted average portfolio duration of 3 to 10 years. Maturity measures the time until a bond makes its final payment. Duration measures the bond's expected life on a present value basis, taking into account the bond's yield, interest payments and final maturity. Duration is a reasonably accurate measure of a bond's price sensitivity to changes in interest rates. The longer the duration of a bond, the greater the bond's price sensitivity is to changes in interest rates. The adviser intends to maintain the Intermediate Duration Fund's duration within a defined range (currently between 4.5 and 7 years) over time in order to be classified as an intermediate fund.

                       Inverse Floating Rate Securities

                       Each fund may invest up to 15% of its total assets in municipal securities whose coupons vary inversely with changes in short-term tax-exempt interest rates and which therefore are a leveraged investment in an underlying municipal bond (or securities with similar economic characteristics). These


Section 2  How We Manage Your Money
                       securities present special risks for two reasons: (1) if short-term interest rates rise (fall), the income the fund earns on the inverse floating rate security will fall (rise); and (2) if long-term interest rates rise
                       (fall), the value of the inverse floating rate security will fall (rise) more than the value of the underlying bond because of the leveraged nature of the investment. These securities generally are illiquid. The funds will seek to buy these securities at attractive values and yields that more than compensate the funds for their higher income and price volatility and reduced liquidity.

                       Forwards and Delayed-Delivery Settlement

                       Each fund may enter into contracts to purchase securities for a specified price at a future date later than the normal settlement date. If the delayed settlement takes place less than 61 days after purchase, it is referred to as a "delayed-delivery" transaction. Newly issued municipal bonds sold on a "when-issued" basis represent a common form of delayed-delivery transaction. If settlement takes place more than 60 days after purchase, the transaction is called a "forward." These transactions involve an element of risk because the value of the security to be purchased may decline before the settlement date.

                       Municipal "forwards" pay higher interest rates after settlement than standard bonds, to compensate the buyer for bearing market risk but deferring income during the settlement period, and can often be bought at attractive prices and yields. For instance, if a fund knows that a portfolio bond will, or is likely to, be called or mature on a specific future date, the fund may buy a forward settling on or about that date to replace the called or maturing bond and "lock in" a currently attractive interest rate. Also, the High Yield Fund may invest up to 15% of its assets in forwards that do not serve to replace a specific bond.

                       Insurance (Insured Fund)

                       The Insured Fund primarily purchases insured municipal bonds. Under normal market conditions, the Insured Fund will invest at least 80% of its assets in insured municipal bonds. Insured municipal bonds are either covered by individual, permanent insurance policies (obtained either at the time of issuance or subsequently) or covered "while in fund" under a master portfolio insurance policy purchased by the fund. Insurance guarantees only the timely payment of interest and principal on the bonds; it does not guarantee the value of either individual bonds or fund shares.

                       Portfolio insurance policies are effective only so long as the Insured Fund continues to own the covered bond, and the price the fund would receive upon sale of such a bond would not benefit from the insurance. Insurers under master portfolio insurance policies may include MBIA Insurance Corp., Ambac Assurance Corporation, Financial Security Assurance Inc. and Financial Guaranty Insurance Company. The Insured Fund's investment adviser may obtain master policies from other insurers, but only from insurers that specialize in insuring municipal bonds and whose claims-paying ability is rated Aaa or AAA by Moody's or S&P. Insurers are responsible for making their own assessment of the insurability of a municipal bond.

                       The Insured Fund can invest up to 20% of its net assets in uninsured municipal bonds that are rated investment grade or are non-rated but judged to be investment grade by Nuveen Advisory. Certain such bonds may be backed by an escrow containing sufficient U.S. government or U.S. government agency securities to ensure timely payment of principal and interest. These bonds are normally regarded as having the credit characteristics of the underlying U.S. government-backed securities.


                                            Section 2  How We Manage Your Money

                       Short-Term Investments

                       Under normal market conditions, each fund may invest up to 20% of net assets in short-term investments, such as short-term, high quality municipal bonds or tax-exempt money market funds. See "How We Manage Risk--Hedging and Other Defensive Investment Strategies." The funds may invest in short-term, high quality taxable securities or shares of taxable money market funds if suitable short-term municipal bonds or shares of tax-exempt money market funds are not available at reasonable prices and yields. If the funds invest in taxable securities, they may not achieve their investment objective. For more information on eligible short-term investments, see the Statement of Additional Information.


                                                 [GRAPHIC]

                                         How We Select Investments

                       Nuveen Advisory selects municipal bonds for the funds based upon its assessment of a bond's relative value in terms of current yield, price, credit quality and future prospects. Nuveen Advisory is supported by Nuveen's team of specialized research analysts who review municipal securities available for purchase, monitor the continued creditworthiness of each fund's municipal investments, and analyze economic, political and demographic trends affecting the municipal markets. We use these resources to identify municipal bonds with favorable characteristics we believe are not yet recognized by the market. We then select those higher-yielding and undervalued municipal bonds that we believe represent the most attractive values.

                       Portfolio Turnover

                       Each fund buys and sells portfolio securities in the normal course of its investment activities. The proportion of a fund's investment portfolio that is sold and replaced with new securities during a year is known as the fund's portfolio turnover rate. The funds intend to keep portfolio turnover relatively low in order to reduce trading costs and the realization of taxable capital gains. Each fund, however, may make limited short-term trades to take advantage of market opportunities or reduce market risk.


                                                 [GRAPHIC]

                                            What the Risks Are

                       Risk is inherent in all investing. Investing in a mutual fund--even the most conservative--involves risk, including the risk that you may receive little or no return on your investment or even that you may lose part or all of your investment. Therefore, before investing you should consider carefully the following risks that you assume when you invest in these funds. Because of these and other risks, you should consider an investment in any of these funds to be a long-term investment.

                       Credit risk: Each fund is subject to credit risk. Credit risk is the risk that an issuer of a municipal bond will be unable to meet its obligation to make interest and principal payments due to changing financial or market conditions. Credit risk is higher for the High Yield Fund because it invests in lower-rated municipal bonds.

                       Interest rate risk: Because the funds invest in fixed-income securities, the funds are subject to interest rate risk. Interest rate risk is the risk that the value of a fund's portfolio will decline because of rising interest rates. Interest rate risk is generally lower for shorter-term investments and higher for longer-term investments.


Section 2  How We Manage Your Money

                       Income risk: The risk that the income from a fund's portfolio will decline because of falling market interest rates. This can result when the fund invests the proceeds from new share sales, or from matured or called bonds, at market interest rates that are below the portfolio's current earnings rate. Also, if a fund invests in inverse floating rate securities, whose income payments vary inversely with changes in short-term market rates, the fund's income may decrease if short-term interest rates rise.

                       Inflation risk: The risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of each fund's assets can decline as can the value of the fund's distributions.


                                                 [GRAPHIC]

                                            How We Manage Risk

                       In pursuit of its investment objectives, each fund assumes investment risk, chiefly in the form of credit risk and interest rate risk. The funds limit this investment risk generally by restricting the type and maturities of municipal bonds they purchase, and by diversifying their investment portfolios geographically as well as across different industry sectors.

                       The Insured Fund also limits investment risk by primarily buying insured municipal bonds.

                       Investment Limitations

                       The funds have adopted certain investment limitations (based on total assets) that cannot be changed without shareholder approval and are designed to limit your investment risk and maintain portfolio diversification. Each fund may not have more than:

                        . 25% in any one industry such as electric utilities or health care.

                        . 5% in securities of any one issuer (except U.S. government securities or for 25% of its assets). This limitation does not apply to the High Yield Fund.

                       Hedging and Other Defensive Investment Strategies

                       Each fund may invest up to 100% in cash equivalents and short-term investments as a temporary defensive measure in response to adverse market conditions, or to keep cash on hand fully invested. During these periods, the weighted average maturity of a fund's investment portfolio may fall below the defined range described under "Portfolio Maturity."

                       Each fund may also use various investment strategies designed to limit the risk of bond price fluctuations and to preserve capital. These hedging strategies include using financial futures contracts, swap contracts, options on financial futures, or options based on either an index of long-term tax-free securities or on debt securities whose prices, in Nuveen Advisory's opinion, correlate with the prices of the funds' investments. The funds, however, have no present intent to use these strategies.


                                            Section 2  How We Manage Your Money

Section 3  How You Can Buy and Sell Shares

                       We offer four classes of fund shares, each with a different combination of sales charges, fees, eligibility requirements and other features. Your financial advisor can help you determine which class is best for you. We offer a number of services for your convenience. Please see the Statement of Additional Information for further details.


                                                 [GRAPHIC]

                                       What Share Classes We Offer
                       Class A Shares

                       You can buy Class A shares at the offering price, which is the net asset value per share plus an up-front sales charge. You may qualify for a reduced sales charge, or the sales charge may be waived, as described in "How to Reduce Your Sales Charge." Class A shares are also subject to an annual service fee of .20% of the fund's average daily net assets that compensates your financial advisor for providing ongoing service to you. Nuveen retains the up-front sales charge and the service fee on accounts with no authorized dealer of record. The up-front Class A sales charge for the High Yield, All-American and Insured Funds is as follows:


                                                                              Authorized Dealer
                                 Sales Charge as % of  Sales Charge as % of  Commission as % of
Amount of Purchase               Public Offering Price Net Amount Invested  Public Offering Price
 Less than $50,000                       4.20%                4.38%                  3.70%
 $50,000 but less than $100,000          4.00%                4.18%                  3.50%
 $100,000 but less than
 $250,000                                3.50%                3.63%                  3.00%
 $250,000 but less than
 $500,000                                2.50%                2.56%                  2.00%
 $500,000 but less than
 $1,000,000                              2.00%                2.04%                  1.50%
 $1,000,000 and over                     --/1/                   --               1.00%/1/

                       The up-front Class A sales charge for the Intermediate Duration Fund is as follows:


                                                                              Authorized Dealer
                                 Sales Charge as % of  Sales Charge as % of  Commission as % of
Amount of Purchase               Public Offering Price Net Amount Invested  Public Offering Price
 Less than $50,000                       3.00%                3.09%                  2.50%
 $50,000 but less than $100,000          2.50%                2.56%                  2.00%
 $100,000 but less than
 $250,000                                2.00%                2.04%                  1.50%
 $250,000 but less than
 $500,000                                1.50%                1.52%                  1.25%
 $500,000 but less than
 $1,000,000                              1.25%                1.27%                  1.00%
 $1,000,000 and over                     --/1/                   --               0.75%/1/

Section 3  How You Can Buy and Sell Shares

                       The up-front Class A sales charge for the Limited Term Fund is as follows:


                                                                                 Authorized Dealer
                                    Sales Charge as % of  Sales Charge as % of  Commission as % of
Amount of Purchase                  Public Offering Price Net Amount Invested  Public Offering Price
 Less than $50,000                           2.50%                2.56%                  2.00%
 $50,000 but less than $100,000              2.00                 2.04                   1.60
 $100,000 but less than $250,000             1.50                 1.52                   1.20
 $250,000 but less than $500,000             1.25                 1.27                   1.00
 $500,000 but less than $1,000,000           0.75                 0.76                   0.60
 $1,000,000 and over                        --/1/                   --                0.50/1/

                    /1/ You can buy $1 million or more of Class A shares at net asset value without an up-front sales charge. Nuveen pays authorized dealers of record on these share purchases a sales commission of 1.00% (0.75% and 0.50%, respectively, for the Intermediate Duration and Limited Term Funds) of the first $2.5 million, plus .50% of the next $2.5 million, plus .25% (0.50% for the Intermediate Duration Fund) of the amount over $5.0 million. If you redeem your shares within 18 months of purchase, you may have to pay a Contingent Deferred Sales Charge (CDSC) of 1% (0.75% and 0.50%, respectively, for the Intermediate Duration and Limited Term Funds) of either your purchase price or your redemption proceeds, whichever is lower. You do not have to pay this CDSC if your financial advisor has made arrangements with Nuveen and agrees to waive the commission.

                       Class B Shares

                       You can buy Class B shares at the offering price, which is the net asset value per share without any up-front sales charge so that the full amount of your purchase is invested in the fund. However, you will pay annual distribution and service fees of .95% of average daily net assets. The annual .20% service fee compensates your financial advisor for providing ongoing service to you. Nuveen retains the service fee on accounts with no authorized dealer of record. The annual .75% distribution fee compensates Nuveen for paying your financial advisor a 4% up-front sales commission, which includes an advance of the first year's service fee. If you sell your shares within six years of purchase, you will normally have to pay a CDSC based on either your purchase price or what you sell your shares for, whichever amount is lower, according to the following schedule. You do not pay a CDSC on any Class B shares you purchase by reinvesting dividends. The Limited Term Fund does not currently offer Class B shares.

                       Class B shares automatically convert to Class A shares eight years after you buy them so that the distribution fees you pay over the life of your investment are limited. You will continue to pay an annual service fee on any converted Class B shares.

                                                             Over
               Years Since Purchase  0-1 1-2 2-3 3-4 4-5 5-6  6
                      CDSC           5%  4%  4%  3%  2%  1%  None

                       The fund has established a limit to the amount of Class B shares that may be purchased by an individual investor at any one time. See the SAI for more information.

                       Class C Shares

                       You can buy Class C shares at the offering price, which is the net asset value per share without any up-front sales charge so that the full amount of your purchase is invested in the fund. However, you will pay annual distribution and service fees of .75% (.55% for the Limited Term Fund) of average daily net assets. The annual .20% service fee compensates your financial advisor for providing ongoing service to you. Nuveen retains the service fee on accounts with no authorized dealer of record. The annual .55% (.35% for the Limited Term Fund) distribution fee compensates Nuveen for paying your financial advisor an ongoing sales commission as well as an advance of the first year's

                                     Section 3  How You Can Buy and Sell Shares
                       service and distribution fees. If you sell your shares within 12 months of purchase, you will normally have to pay a 1% CDSC based on your purchase or sale price, whichever is lower. You do not pay a CDSC on any Class C shares you purchase by reinvesting dividends.

                       Class R Shares

                       You may purchase Class R shares only under limited circumstances, at the offering price, which is the net asset value on the day of purchase. In order to qualify, you must be eligible under one of the programs described in "How to Reduce Your Sales Charge" (below) or meet certain other purchase size criteria. Class R shares are not subject to sales charges or ongoing service or distribution fees. Class R shares have lower on-going expenses than the other classes.


                                                 [GRAPHIC]

                                     How to Reduce Your Sales
             Charge
                       We offer a number of ways to reduce or eliminate the up-front sales charge on Class A shares or to qualify to purchase Class R shares.

Class A Sales Charge     Class A Sales Charge       Class R Eligibility
Reductions               Waivers                    .Certain employees and
.. Rights of accumulation .Nuveen Defined              directors of Nuveen or
.. Letter of intent         Portfolio or Exchange-     employees of authorized
.. Group purchase           Traded Fund                dealers
                           reinvestment             .Bank trust departments
                         .Certain employees
                           and directors of
                           Nuveen or employees
                           of authorized dealers
                         .Bank trust
                           departments

                       In addition, Class A shares at net asset value and Class R shares may be purchased through registered investment advisers, certified financial planners and registered broker-dealers who charge asset-based or comprehensive "wrap" fees for their services. Please refer to the Statement of Additional Information for detailed program descriptions and eligibility requirements. Additional information is available from your financial advisor or by calling (800) 257-8787. Your financial advisor can also help you prepare any necessary application forms. You or your financial advisor must notify Nuveen at the time of each purchase if you are eligible for any of these programs. The funds may modify or discontinue these programs at any time.


                                                 [GRAPHIC]

                                             How To Buy Shares
                       Fund shares may be purchased on any business day, which is any day the New York Stock Exchange is open for business and normally ends at 4 p.m. New York time. Generally, the Exchange is closed on weekends and national holidays. The share price you pay will depend on when Nuveen receives your order. Orders received before the close of trading on a business day will receive that day's closing share price, otherwise you will receive the next business day's price.

                       Through a Financial Advisor

                       You may buy shares through your financial advisor, who can handle all the details for you, including opening a new account. Financial advisors can also

Section 3  How You Can Buy and Sell Shares
                       help you review your financial needs and formulate long-term investment goals and objectives. In addition, financial advisors generally can help you develop a customized financial plan, select investments and monitor and review your portfolio on an on-going basis to help assure your investments continue to meet your needs as circumstances change. Financial advisors (including brokers or agents) are paid for on-going investment advice and services either from fund sales charges and fees or by charging you a separate fee in lieu of a sales charge. If you do not have a financial advisor, call (800) 257-8787 and Nuveen can refer you to one in your area.

                       By Mail

                       You may open an account and buy shares by mail by completing the enclosed application and mailing it along with your check to: Nuveen Investor Services, P.O. Box 8530, Boston, Massachusetts 02266-8530. No third party checks will be accepted.

                       Investment Minimums

                       The minimum initial investment is $3,000 ($50 through systematic investment plan accounts) and may be lower for accounts opened through certain fee-based programs. Subsequent investments must be in amounts of $50 or more. The funds reserve the right to reject purchase orders and to waive or increase the minimum investment requirements.


                                                 [GRAPHIC]

                                           Systematic Investing

                       Systematic investing allows you to make regular investments through automatic deductions from your bank account, directly from your paycheck, or by exchanging shares from another mutual fund account (simply complete the appropriate application). The minimum automatic deduction is $50 per month. There is no charge to participate in each fund's systematic investment plan. To take advantage of this investing opportunity, simply complete the appropriate section of the account application form or submit an Account Update Form. You can stop the deductions at any time by notifying the fund in writing.

                       From Your Bank Account

                       You can make systematic investments of $50 or more per month by authorizing us to draw preauthorized checks on your bank account.

                       From Your Paycheck

                       With your employer's consent, you can make systematic investments of $25 or more per pay period (meeting the monthly minimum of $50) by authorizing your employer to deduct monies from your paycheck.

                       Systematic Exchanging

                       You can make systematic investments by authorizing Nuveen to exchange shares from one Nuveen mutual fund account into another identically registered Nuveen account of the same share class.

                                     Section 3  How You Can Buy and Sell Shares

                       The chart below illustrates the benefits of systematic investing based on a $3,000 initial investment and subsequent monthly investments of $100 over 20 years. The example assumes you earn a return of 4%, 5% or 6% annually on your investment and that you reinvest all dividends. These annual returns do not reflect past or projected fund performance.


                                                           [CHART]



                       One of the benefits of systematic investing is dollar cost averaging. Because you regularly invest a fixed amount of money over a period of years regardless of the share price, you buy more shares when the price is low and fewer shares when the price is high. As a result, the average share price you pay should be less than the average share price of fund shares over the same period. To be effective, dollar cost averaging requires that you invest over a long period of time, and does not assure that you will profit.


                                                 [GRAPHIC]

                                           Systematic Withdrawal

                       If the value of your fund account is at least $10,000, you may request to have $50 or more withdrawn automatically from your account. You may elect to receive payments monthly, quarterly, semi-annually or annually, and may choose to receive a check, have the monies transferred directly into your bank account (see "Special Services--Fund Direct" below), paid to a third party or sent payable to you at an address other than your address of record. You must complete the appropriate section of the account application or Account Update Form to participate in each fund's systematic withdrawal plan.

                       You should not establish systematic withdrawals if you intend to make concurrent purchases of Class A, B or C shares because you may unnecessarily pay a sales charge or CDSC on these purchases.

Section 3  How You Can Buy and Sell Shares

                                                 [GRAPHIC]

                                             Special Services

                       To help make your investing with us easy and efficient, we offer you the following services at no extra cost.

                       Exchanging Shares

                       You may exchange fund shares into an identically registered account at any time for the same class of another Nuveen mutual fund available in your state. Your exchange must meet the minimum purchase requirements of the fund into which you are exchanging. You may have to pay a sales charge when exchanging shares that you purchased without a sales charge for shares that are sold with a sales charge. Please consult the Statement of Additional Information for details.

                       The exchange privilege is not intended to allow you to use a fund for short-term trading. Because excessive exchanges may interfere with portfolio management, raise fund operating expenses or otherwise have an adverse effect on other shareholders, each fund reserves the right to revise or suspend the exchange privilege, limit the amount or number of exchanges, or reject any exchange.

                       The funds may change or cancel their exchange policy at any time upon 60 days' notice. Because an exchange is treated for tax purposes as a purchase and sale, and any gain may be subject to tax, you should consult your tax advisor about the tax consequences of exchanging your shares.

                       Fund Direct/SM/

                       The Fund Direct Program allows you to link your fund account to your bank account, transfer money electronically between these accounts, and perform a variety of account transactions, including purchasing shares by telephone and investing through a systematic investment plan. You also may have dividends, distributions, redemption payments or systematic withdrawal plan payments sent directly to your bank account. Your financial advisor can help you complete the forms for these services, or you can call Nuveen at
                       (800) 257-8787 for copies of the necessary forms.

                       Reinstatement Privilege

                       If you redeem fund shares, you may reinvest all or part of your redemption proceeds up to one year later without incurring any additional charges. You may only reinvest into the same share class you redeemed. If you paid a CDSC, we will refund your CDSC and reinstate your holding period. You may use this reinstatement privilege only once for any redemption.


                                                 [GRAPHIC]

                                            How to Sell Shares

                       You may sell (redeem) your shares on any business day. You will receive the share price next determined after the fund has received your properly completed redemption request. Your redemption request must be received before the close of trading for you to receive that day's price. If you are selling shares purchased recently with a check, you will not receive your redemption proceeds until your check has cleared. This may take up to ten business days from your purchase date. While the funds do not charge a redemption fee, you may be assessed a CDSC, if applicable. When you redeem Class A, Class B, or Class C shares subject to a CDSC, each fund will first redeem any shares that are not subject to a CDSC, and then redeem the shares you have owned for the longest period of time, unless you ask the fund to redeem your shares in a different order. No CDSC is imposed on shares you buy through the

                                     Section 3  How You Can Buy and Sell Shares
                       reinvestment of dividends and capital gains. The holding period is calculated on a monthly basis and begins on the date of purchase. When you redeem shares subject to a CDSC, the CDSC is calculated on the lower of your purchase price or redemption proceeds, deducted from your redemption proceeds, and paid to Nuveen. The CDSC may be waived under certain special circumstances as described in the Statement of Additional Information.

                       Through Your Financial Advisor

                       You may sell your shares through your financial advisor who can prepare the necessary documentation. Your financial advisor may charge for this service.

                       By Telephone

                       If you have authorized telephone redemption privileges, you can redeem your shares by calling (800) 257-8787. Telephone redemptions are not available if you own shares in certificate form and may not exceed $50,000. Checks will only be issued to you as the shareholder of record and mailed to your address of record. If you have established Fund Direct privileges, you may have redemption proceeds transferred electronically to your bank account. We will normally mail your check the next business day.

                       By Mail

                       You can sell your shares at any time by sending a written request to the appropriate fund, c/o Nuveen Investor Services, P.O. Box 8530, Boston, Massachusetts 02266-8530. Your request must include the following information:

                        .  The fund's name;

                        .  Your name and account number;

                        .  The dollar or share amount you wish to redeem;

                        . The signature of each owner exactly as it appears on the account;

                        . The name of the person to whom you want your redemption proceeds paid (if other than to the shareholder of record);

                        . The address where you want your redemption proceeds sent (if other than the address of record);

                        .  Any certificates you have for the shares; and

                        .  Any required signature guarantees.

                       We will normally mail your check the next business day, but in no event more than seven days after we receive your request. If you purchased your shares by check, your redemption proceeds will not be mailed until your check has cleared. Guaranteed signatures are required if you are redeeming more than $50,000, you want the check payable to someone other than the shareholder of record or you want the check sent to another address (or the address of record has been changed within the last 60 days). Signature guarantees must be obtained from a bank, brokerage firm or other financial intermediary that is a member of an approved Medallion Guarantee Program or that a fund otherwise approves. A notary public cannot provide a signature guarantee.

                       Redemptions In-Kind

                       The funds generally pay redemption proceeds in cash. Under unusual conditions that make cash payment unwise and for the protection of existing shareholders, the funds may pay all or a portion of your redemption proceeds in securities or other fund assets. Although it is unlikely that your shares would be redeemed in-kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from that sale.



                                    [GRAPHIC]

                                Attention Symbol

An Important Note About Telephone Transactions

Although Nuveen Investor Services has certain safeguards and procedures to confirm the identity of callers, it will not be liable for losses resulting from following telephone instructions it reasonably believes to be genuine. Also you should verify your trade confirmations immediately upon receipt.
                                    [GRAPHIC]

                                Attention Symbol

An Important Note About Involuntary Redemption

From time to time, the funds may establish minimum account size requirements. The funds reserve the right to liquidate your account upon 30 days' written notice if the value of your account falls below an established minimum. The funds presently have set a minimum balance of $1,000 unless you have an active Nuveen Defined Portfolio reinvestment account. You will not be assessed a CDSC on an involuntary redemption.

Section 3  How You Can Buy and Sell Shares

Section 4  General Information

                       To help you understand the tax implications of investing in the funds, this section includes important details about how the funds make distributions to shareholders. We discuss some other fund policies, as well.


                                                 [GRAPHIC]

                                    Dividends, Distributions and
             Taxes

                       The funds pay tax-free dividends monthly and any taxable capital gains or other taxable distributions once a year in December. The funds declare dividends monthly to shareholders of record as of the ninth of each month, usually payable the first business day of the following month.

                       Payment and Reinvestment Options

                       The funds automatically reinvest your dividends in additional fund shares unless you request otherwise. You may request to have your dividends paid to you by check, deposited directly into your bank account, paid to a third party, sent to an address other than your address of record or reinvested in shares of another Nuveen mutual fund. For further information, contact your financial advisor or call Nuveen at (800) 257-8787.

                       Taxes and Tax Reporting

                       Because the funds invest primarily in municipal bonds, the regular monthly dividends you receive will generally be exempt from regular federal income tax. All or a portion of these dividends, however, may be subject to state and local taxes or to the federal alternative minimum tax (AMT).

                       Although the funds do not seek to realize taxable income or capital gains, the funds may realize and distribute taxable income or capital gains from time to time as a result of the funds' normal investment activities. The funds' distributions of these amounts are taxed as ordinary income or capital gains and are taxable whether received in cash or reinvested in additional shares. These distributions may also be subject to state and local tax. Dividends from the funds' long-term capital gains are taxable as capital gains, while dividends from short-term capital gains and net investment income are generally taxable as ordinary income. The funds' taxable dividends are not expected to qualify for a dividends received deduction if you are a corporate shareholder or for the lower tax rates on qualified dividend income.

                       Early in each year, you will receive a statement detailing the amount and nature of all dividends and capital gains that you were paid during the prior year. If you hold your investment at the firm where you purchased your fund shares, you will receive the statement from that firm. If you hold your shares directly with the fund, Nuveen will send you the statement. The tax status of your dividends is not affected by whether you reinvest your dividends or elect to receive them in cash.

                       If you receive social security or railroad retirement benefits, you should consult your tax advisor about how an investment in the fund may affect the taxation of your benefits.

                       Each sale or exchange of fund shares may be a taxable event. For tax purposes, an exchange of fund shares for shares of a different Nuveen Fund is treated the same as a sale.


                                                 Section 4  General Information

                       Please note that if you do not furnish us with your correct Social Security number or employer identification number, you fail to provide certain certifications to the Internal Revenue Service (IRS), you fail to certify whether you are a U.S. citizen or a U.S. resident alien, or the IRS notifies the fund to withhold, federal law requires the fund to withhold federal income tax from your distributions and redemption proceeds at the applicable withholding rate.

                       Please consult the Statement of Additional Information and your tax advisor for more information about taxes.

                       Buying or Selling Shares Close to a Record Date

                       Buying fund shares shortly before the record date for a taxable dividend is commonly known as "buying the dividend." The entire dividend may be taxable to you even though a portion of the dividend effectively represents a return of your purchase price. Similarly, if you sell or exchange fund shares shortly before the record date for a tax-exempt dividend, a portion of the price you receive may be treated as a taxable capital gain even though it reflects tax-free income a fund has earned but not yet distributed.

                       Taxable Equivalent Yields

                       The taxable equivalent yield is the current yield you would need to earn on a taxable investment in order to equal a stated federal tax-free yield on a municipal investment. To assist you to more easily compare municipal investments like the funds with taxable alternative investments, other than alternative investments that generate qualified dividend income that is taxable at the maximum rate of 15%, the table below presents the taxable equivalent yields for a range of hypothetical federal tax-free yields and tax rates:

                       Taxable Equivalent of Tax-Free Yields

                                   To Equal a Tax-Free Yield of:
                                   3.00%          4.00%    5.00%    6.00%
                      Tax Bracket: A Taxable Investment Would Need to Yield:
                     -------------------------------------------------------
                      25%          4.00%          5.33%    6.67%    8.00%
                      28%          4.17%          5.56%    6.94%    8.33%
                      33%          4.48%          5.97%    7.46%    8.96%
                      35%          4.62%          6.15%    7.69%    9.23%

                       The yields and tax rates shown above are hypothetical and do not predict your actual returns or effective tax rate. For more detailed information, see the Statement of Additional Information or consult your tax advisor.


                                                 [GRAPHIC]

                                      Distribution and Service
             Plans

                       Nuveen serves as the selling agent and distributor of the funds' shares. In this capacity, Nuveen manages the offering of the funds' shares and is responsible for all sales and promotional activities. In order to reimburse Nuveen for its costs in connection with these activities, including compensation paid to authorized dealers, each fund has adopted a distribution and service plan under Rule 12b-1 under the Investment Company Act of 1940. (See "How to Choose a Share Class" for a description of the distribution and service fees paid under this plan.)

Section 4  General Information

                       Nuveen receives the distribution fee for Class B and Class C shares primarily for providing compensation to authorized dealers, including Nuveen, in connection with the distribution of shares. Nuveen uses the service fee for Class A, Class B, and Class C shares to compensate authorized dealers, including Nuveen, for providing on-going account services to shareholders. These services may include establishing and maintaining shareholder accounts, answering shareholder inquiries, and providing other personal services to shareholders. These fees also compensate Nuveen for other expenses, including printing and distributing prospectuses to persons other than shareholders, and preparing, printing, and distributing advertising and sales literature and reports to shareholders used in connection with the sale of shares. Because these fees are paid out of the funds' assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                       Nuveen periodically undertakes sales promotion programs with authorized dealers and may pay them the full applicable sales charge as a commission. In addition, Nuveen may provide support at its own expense to authorized dealers in connection with sales meetings, seminars, prospecting seminars and other events at which Nuveen presents its products and services. Under certain circumstances, Nuveen also will share with authorized dealers up to half the costs of advertising that features the products and services of both parties. The Statement of Additional Information contains further information about these programs.


                                                 [GRAPHIC]

                                             Net Asset Value

                       The price you pay for your shares is based on each fund's net asset value per share which is determined as of the close of trading (normally 4:00 p.m. New York time) on each day the New York Stock Exchange is open for business. Net asset value is calculated for each class of each fund by taking the market value of the class' total assets, including interest or dividends accrued but not yet collected, less all liabilities, and dividing by the total number of shares outstanding. The result, rounded to the nearest cent, is the net asset value per share. All valuations are subject to review by the funds' Board of Trustees or its delegate.

                       In determining net asset value, expenses are accrued and applied daily and securities and other assets for which market quotations are available are valued at market value. The prices of municipal bonds are provided by a pricing service and based on the mean between the bid and asked price. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on prices of comparable municipal bonds.


                                                 [GRAPHIC]

                                          Fund Service Providers

                       The custodian of the assets of the funds is State Street Bank & Trust Company, P.O. Box 5043, Boston, Massachusetts 02206-5043. The custodian also provides certain accounting services to the funds. The funds' transfer, shareholder services and dividend paying agent, Boston Financial Data Services, Inc., P.O. Box 8530, Boston, Massachusetts 02266-8530, performs bookkeeping, data processing and administrative services for the maintenance of shareholder accounts.

                                                 Section 4  General Information

Section 5  Financial Highlights

                       The financial highlights table is intended to help you understand a fund's financial performance for the past 5 years or since the commencement of operations. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned on an investment in a fund (assuming reinvestment of all dividends and distributions). The information for the fiscal year ended April 30, 2003 has been audited by PricewaterhouseCoopers LLP, whose report, along with the funds' financial statements, are included in the SAI and annual report, which are available upon request. The information for the prior fiscal years was audited by Arthur Andersen LLP.

Nuveen High Yield Municipal Bond Fund


Class
(Inception               Investment Operations          Less Distributions
Date)                ----------------------------  ---------------------------                    -------

                                       Net
                                 Realized/
                                Unrealized                                      Ending             Ending
           Beginning        Net Investment                Net                      Net                Net
Year Ended Net Asset Investment       Gain         Investment  Capital           Asset     Total   Assets
April 30,      Value     Income     (Loss)   Total     Income    Gains    Total  Value Return(a)    (000)
----------------------------------------------------------------------------------------------------------

Class A (6/99)
  2003        $19.88      $1.21     $ (.13) $1.08      $(1.24)   $(.05) $(1.29) $19.67      5.56% $91,793
  2002         18.93       1.33        .84   2.17       (1.22)      --   (1.22)  19.88     11.73   33,911
  2001         18.60       1.19        .34   1.53       (1.20)      --   (1.20)  18.93      8.52   14,899
  2000(c)      20.00       1.06      (1.61)  (.55)       (.85)      --    (.85)  18.60     (2.69)   5,291

Class B (6/99)
  2003         19.87       1.07       (.15)   .92       (1.09)    (.05)  (1.14)  19.65      4.73   58,372
  2002         18.91       1.19        .85   2.04       (1.08)      --   (1.08)  19.87     10.97   28,691
  2001         18.58       1.06        .33   1.39       (1.06)      --   (1.06)  18.91      7.70   10,958
  2000(c)      20.00        .93      (1.61)  (.68)       (.74)      --    (.74)  18.58     (3.36)   2,465

Class C (6/99)
  2003         19.88       1.10       (.14)   .96       (1.13)    (.05)  (1.18)  19.66      4.94   43,463
  2002         18.93       1.22        .85   2.07       (1.12)      --   (1.12)  19.88     11.13   13,485
  2001         18.59       1.09        .35   1.44       (1.10)      --   (1.10)  18.93      7.96    4,675
  2000(c)      20.00        .96      (1.60)  (.64)       (.77)      --    (.77)  18.59     (3.16)   1,694

Class R (6/99)
  2003         19.89       1.27       (.16)  1.11       (1.28)    (.05)  (1.33)  19.67      5.73    8,627
  2002         18.94       1.37        .84   2.21       (1.26)      --   (1.26)  19.89     11.96    7,096
  2001         18.61       1.20        .37   1.57       (1.24)      --   (1.24)  18.94      8.72    2,845
  2000(c)      20.00       1.05      (1.56)  (.51)       (.88)      --    (.88)  18.61     (2.50)   5,249
----------------------------------------------------------------------------------------------------------

Class
(Inception Ratios/Supplemental Data
Date)      -----------------------  ---------
                          Ratio of
                               Net
             Ratio of   Investment
             Expenses    Income to
           to Average      Average  Portfolio
Year Ended        Net          Net   Turnover
April 30,   Assets(b)    Assets(b)       Rate
----------------------------------------------

Class A (6/99)
  2003           1.17%        6.12%        24%
  2002           1.09         6.76         21
  2001           1.22         6.36         11
  2000(c)         .77*        6.22*        56

Class B (6/99)
  2003           1.91         5.39         24
  2002           1.84         6.02         21
  2001           1.97         5.63         11
  2000(c)        1.51*        5.42*        56

Class C (6/99)
  2003           1.73         5.57         24
  2002           1.64         6.19         21
  2001           1.78         5.81         11
  2000(c)        1.31*        5.62*        56

Class R (6/99)
  2003            .93         6.37         24
  2002            .89         6.94         21
  2001           1.09         6.43         11
  2000(c)         .57*        6.11*        56
----------------------------------------------

(a) Total returns are calculated on net asset value without any sales charge and are not annualized.
(b) After expense reimbursement from the investment adviser, where applicable. When custodian fee credits are applied, the Ratios of Expenses to Average Net Assets for 2003 are 1.16%, 1.90%, 1.71% and .92% for classes A, B, C and R, respectively, and the Ratios of Net Investment Income to Average Net Assets for 2003 are 6.13%, 5.40%, 5.58% and 6.38% for classes A, B, C and R, respectively.
(c) For the period June 7, 1999 (commencement of operations) through April 30, 2000.
*  Annualized.

Section 5  Financial Highlights

Nuveen All-American Municipal Bond Fund


Class
(Inception               Investment Operations         Less Distributions
Date)                ----------------------------  --------------------------                    --------

                                       Net
                                 Realized/
                                Unrealized                                     Ending              Ending
           Beginning        Net Investment                Net                     Net                 Net
Year Ended Net Asset Investment       Gain         Investment  Capital          Asset     Total    Assets
April 30,      Value     Income     (Loss)   Total     Income    Gains   Total  Value Return(a)     (000)
----------------------------------------------------------------------------------------------------------

Class A (10/88)
   2003       $10.83       $.57     $  .12  $ .69       $(.58)   $  --  $(.58) $10.94      6.54% $228,695
   2002        10.70        .59        .11    .70        (.57)      --   (.57)  10.83      6.61   232,260
   2001        10.33        .57        .36    .93        (.56)      --   (.56)  10.70      9.23   246,468
   2000        11.43        .56      (1.08)  (.52)       (.56)    (.02)  (.58)  10.33     (4.48)  259,004
   1999        11.32        .57        .12    .69        (.57)    (.01)  (.58)  11.43      6.23   312,238

Class B (2/97)
   2003        10.84        .49        .12    .61        (.50)      --   (.50)  10.95      5.73    46,719
   2002        10.71        .51        .10    .61        (.48)      --   (.48)  10.84      5.79    43,402
   2001        10.34        .49        .36    .85        (.48)      --   (.48)  10.71      8.41    37,370
   2000        11.44        .49      (1.09)  (.60)       (.48)    (.02)  (.50)  10.34     (5.21)   32,536
   1999        11.33        .49        .12    .61        (.49)    (.01)  (.50)  11.44      5.46    31,804

Class C (6/93)
   2003        10.82        .51        .12    .63        (.52)      --   (.52)  10.93      5.94    70,466
   2002        10.69        .53        .10    .63        (.50)      --   (.50)  10.82      6.01    68,617
   2001        10.32        .51        .36    .87        (.50)      --   (.50)  10.69      8.63    68,025
   2000        11.42        .51      (1.09)  (.58)       (.50)    (.02)  (.52)  10.32     (5.02)   67,577
   1999        11.31        .51        .12    .63        (.51)    (.01)  (.52)  11.42      5.69    80,036

Class R (2/97)
   2003        10.85        .59        .12    .71        (.60)      --   (.60)  10.96      6.71     5,177
   2002        10.71        .61        .12    .73        (.59)      --   (.59)  10.85      6.88     4,449
   2001        10.34        .59        .36    .95        (.58)      --   (.58)  10.71      9.41     2,546
   2000        11.44        .59      (1.08)  (.49)       (.59)    (.02)  (.61)  10.34     (4.29)    3,111
   1999        11.32        .60        .13    .73        (.60)    (.01)  (.61)  11.44      6.54     2,737
----------------------------------------------------------------------------------------------------------

Class
(Inception Ratios/Supplemental Data
Date)      -----------------------  ---------
                          Ratio of
                               Net
             Ratio of   Investment
             Expenses    Income to
           to Average      Average  Portfolio
Year Ended        Net          Net   Turnover
April 30,   Assets(b)    Assets(b)       Rate
----------------------------------------------

Class A (10/88)
   2003           .81%        5.22%        25%
   2002           .81         5.40         29
   2001           .87         5.33         27
   2000           .84         5.29         53
   1999           .81         4.98         10

Class B (2/97)
   2003          1.56         4.47         25
   2002          1.56         4.65         29
   2001          1.62         4.59         27
   2000          1.59         4.54         53
   1999          1.54         4.23         10

Class C (6/93)
   2003          1.36         4.67         25
   2002          1.36         4.85         29
   2001          1.42         4.78         27
   2000          1.39         4.73         53
   1999          1.36         4.43         10

Class R (2/97)
   2003           .61         5.42         25
   2002           .60         5.62         29
   2001           .67         5.54         27
   2000           .64         5.50         53
   1999           .61         5.17         10
----------------------------------------------

(a)Total returns are calculated on net asset value without any sales charge, and are not annualized.
(b)After expense reimbursement from the investment adviser, where applicable.

                                                Section 5  Financial Highlights

Nuveen Insured Municipal Bond Fund


Class
(Inception               Investment Operations         Less Distributions
Date)                ----------------------------  --------------------------                    --------

                                       Net
                                 Realized/
                                Unrealized                                     Ending              Ending
           Beginning        Net Investment                Net                     Net                 Net
Year Ended Net Asset Investment       Gain         Investment  Capital          Asset     Total    Assets
April 30,      Value     Income     (Loss)   Total     Income    Gains   Total  Value Return(a)     (000)
----------------------------------------------------------------------------------------------------------

Class A (9/94)
   2003       $10.78       $.51      $ .42  $ .93       $(.52)   $  --  $(.52) $11.19      8.80% $193,907
   2002        10.71        .53        .08    .61        (.54)      --   (.54)  10.78      5.75   142,345
   2001        10.35        .54        .36    .90        (.54)      --   (.54)  10.71      8.86   120,700
   2000        11.16        .54       (.79)  (.25)       (.54)    (.02)  (.56)  10.35     (2.19)  109,729
   1999        11.03        .54        .16    .70        (.54)    (.03)  (.57)  11.16      6.43   109,986

Class B (2/97)
   2003        10.78        .43        .43    .86        (.44)      --   (.44)  11.20      8.07    44,579
   2002        10.72        .45        .07    .52        (.46)      --   (.46)  10.78      4.87    30,529
   2001        10.35        .46        .37    .83        (.46)      --   (.46)  10.72      8.17    24,161
   2000        11.16        .46       (.79)  (.33)       (.46)    (.02)  (.48)  10.35     (2.94)   17,035
   1999        11.03        .45        .16    .61        (.45)    (.03)  (.48)  11.16      5.63    13,602

Class C (9/94)
   2003        10.69        .45        .42    .87        (.45)      --   (.45)  11.11      8.31    33,172
   2002        10.63        .46        .07    .53        (.47)      --   (.47)  10.69      5.05    21,871
   2001        10.26        .48        .36    .84        (.47)      --   (.47)  10.63      8.36    14,858
   2000        11.05        .47       (.77)  (.30)       (.47)    (.02)  (.49)  10.26     (2.64)   10,990
   1999        10.92        .47        .16    .63        (.47)    (.03)  (.50)  11.05      5.86    10,947

Class R (12/86)
   2003        10.74        .53        .43    .96        (.54)      --   (.54)  11.16      9.10   678,397
   2002        10.68        .55        .06    .61        (.55)      --   (.55)  10.74      5.84   653,220
   2001        10.31        .56        .37    .93        (.56)      --   (.56)  10.68      9.18   640,759
   2000        11.11        .56       (.78)  (.22)       (.56)    (.02)  (.58)  10.31     (1.94)  636,872
   1999        10.98        .56        .15    .71        (.55)    (.03)  (.58)  11.11      6.62   726,228
----------------------------------------------------------------------------------------------------------

Class
(Inception Ratios/Supplemental Data
Date)      -----------------------  ---------
                          Ratio of
                               Net
             Ratio of   Investment
             Expenses    Income to
           to Average      Average  Portfolio
Year Ended        Net          Net   Turnover
April 30,   Assets(b)    Assets(b)       Rate
----------------------------------------------

Class A (9/94)
   2003           .81%        4.66%        31%
   2002           .84         4.86         35
   2001           .83         5.10         20
   2000           .83         5.09         44
   1999           .82         4.80         13

Class B (2/97)
   2003          1.56         3.91         31
   2002          1.59         4.11         35
   2001          1.58         4.35         20
   2000          1.59         4.35         44
   1999          1.56         4.05         13

Class C (9/94)
   2003          1.36         4.10         31
   2002          1.39         4.31         35
   2001          1.38         4.55         20
   2000          1.38         4.54         44
   1999          1.36         4.25         13

Class R (12/86)
   2003           .61         4.86         31
   2002           .64         5.06         35
   2001           .63         5.30         20
   2000           .63         5.28         44
   1999           .62         5.00         13
----------------------------------------------

(a)Total returns are calculated on net asset value without any sales charge and are not annualized.
(b)After expense reimbursement from the investment adviser, where applicable. When custodian fee credits are applied, the Ratios of Expenses to Average Net Assets for 2003 are .80%, 1.55%, 1.35% and .60% for classes A, B, C and R, respectively, and the Ratios of Net Investment Income to Average Net Assets for 2003 are 4.66%, 3.91%, 4.11% and 4.87% for classes A, B, C and R, respectively.

Section 5  Financial Highlights

Nuveen Intermediate Duration Municipal Bond Fund


Class
(Inception               Investment Operations         Less Distributions
Date)                ----------------------------  --------------------------                    ----------

                                       Net
                                 Realized/
                                Unrealized                                     Ending                Ending
           Beginning        Net Investment                Net                     Net                   Net
Year Ended Net Asset Investment       Gain         Investment  Capital          Asset     Total      Assets
April 30,      Value     Income     (Loss)   Total     Income    Gains   Total  Value Return(a)       (000)
------------------------------------------------------------------------------------------------------------

Class A (6/95)
   2003        $9.27       $.44      $ .10  $ .54       $(.44)   $(.05) $(.49)  $9.32      5.85% $  269,694
   2002         9.23        .45        .05    .50        (.45)    (.01)  (.46)   9.27      5.54     258,363
   2001         8.91        .45        .33    .78        (.45)    (.01)  (.46)   9.23      8.99     192,021
   2000         9.57        .45       (.65)  (.20)       (.45)    (.01)  (.46)   8.91     (2.02)    116,621
   1999         9.46        .45        .13    .58        (.45)    (.02)  (.47)   9.57      6.28     120,418

Class B (2/97)
   2003         9.27        .37        .10    .47        (.36)    (.05)  (.41)   9.33      5.15      35,116
   2002         9.23        .38        .05    .43        (.38)    (.01)  (.39)   9.27      4.73      18,837
   2001         8.91        .38        .34    .72        (.39)    (.01)  (.40)   9.23      8.19      12,912
   2000         9.57        .39       (.66)  (.27)       (.38)    (.01)  (.39)   8.91     (2.78)     11,560
   1999         9.46        .38        .13    .51        (.38)    (.02)  (.40)   9.57      5.49      10,086

Class C (6/95)
   2003         9.27        .39        .10    .49        (.38)    (.05)  (.43)   9.33      5.35      48,890
   2002         9.22        .40        .06    .46        (.40)    (.01)  (.41)   9.27      5.05      31,690
   2001         8.90        .40        .33    .73        (.40)    (.01)  (.41)   9.22      8.36      18,421
   2000         9.57        .40       (.66)  (.26)       (.40)    (.01)  (.41)   8.90     (2.71)      6,920
   1999         9.44        .40        .15    .55        (.40)    (.02)  (.42)   9.57      5.91       7,191

Class R (11/76)
   2003         9.28        .46        .09    .55        (.45)    (.05)  (.50)   9.33      6.05   2,557,682
   2002         9.24        .47        .05    .52        (.47)    (.01)  (.48)   9.28      5.74   2,550,022
   2001         8.91        .47        .34    .81        (.47)    (.01)  (.48)   9.24      9.32   2,531,085
   2000         9.58        .47       (.66)  (.19)       (.47)    (.01)  (.48)   8.91     (1.93)  2,495,259
   1999         9.46        .47        .14    .61        (.47)    (.02)  (.49)   9.58      6.59   2,834,016
------------------------------------------------------------------------------------------------------------

Class
(Inception Ratios/Supplemental Data
Date)      -----------------------  ---------
                          Ratio of
                               Net
             Ratio of   Investment
             Expenses    Income to
           to Average      Average  Portfolio
Year Ended        Net          Net   Turnover
April 30,   Assets(b)    Assets(b)       Rate
----------------------------------------------

Class A (6/95)
   2003           .79%        4.67%        28%
   2002           .80         4.83         15
   2001           .79         4.90          9*
   2000           .80         5.01         13
   1999           .77         4.71         12

Class B (2/97)
   2003          1.54         3.93         28
   2002          1.55         4.08         15
   2001          1.54         4.15          9*
   2000          1.55         4.27         13
   1999          1.52         3.96         12

Class C (6/95)
   2003          1.34         4.12         28
   2002          1.35         4.28         15
   2001          1.34         4.35          9*
   2000          1.35         4.47         13
   1999          1.32         4.15         12

Class R (11/76)
   2003           .59         4.87         28
   2002           .60         5.03         15
   2001           .59         5.11          9*
   2000           .59         5.21         13
   1999           .57         4.90         12
----------------------------------------------

(a)Total returns are calculated on net asset value without any sales charge and are not annualized.
(b)After expense reimbursement from the investment adviser, where applicable. When custodian fee credits are applied, the Ratios of Expenses to Average Net Assets for 2003 are .79%, 1.53%, 1.34% and .59% for classes A, B, C and R, respectively, and the Ratios of Net Investment Income to Average Net Assets for 2003 are 4.67%, 3.93%, 4.13% and 4.87% for classes A, B, C and R, respectively.
* The cost of securities acquired in the acquisition of Nuveen Intermediate Municipal Bond Fund of $53,652,345 were excluded from the portfolio turnover rate calculation.

                                                Section 5  Financial Highlights

Nuveen Limited Term Municipal Bond Fund


Class
(Inception               Investment Operations         Less Distributions                                Ratios/Supplemental Data
Date)                ----------------------------  -------------------------                    -------- -----------------------
                                                                                                                        Ratio of
                                       Net                                                                                   Net
                                 Realized/                                                                 Ratio of   Investment
                                Unrealized                                    Ending              Ending   Expenses    Income to
           Beginning        Net Investment                Net                    Net                 Net to Average      Average
Year Ended Net Asset Investment       Gain         Investment  Capital         Asset     Total    Assets        Net          Net
April 30,      Value     Income     (Loss)   Total     Income    Gains  Total  Value Return(a)     (000)  Assets(b)    Assets(b)
----------------------------------------------------------------------------------------------------------------------------------

Class A (10/87)
   2003       $10.72       $.42      $ .16  $ .58       $(.44)    $ -- $(.44) $10.86      5.52% $508,735        .73%        3.85%
   2002        10.63        .48        .10    .58        (.49)      --  (.49)  10.72      5.54   405,542        .75         4.46
   2001        10.35        .49        .28    .77        (.49)      --  (.49)  10.63      7.62   359,383        .76         4.65
   2000        10.89        .49       (.55)  (.06)       (.48)      --  (.48)  10.35      (.57)  382,808        .73         4.63
   1999        10.80        .49        .10    .59        (.50)      --  (.50)  10.89      5.57   456,171        .77         4.45

Class C (12/95)
   2003        10.70        .37        .18    .55        (.41)      --  (.41)  10.84      5.18   330,728       1.08         3.45
   2002        10.61        .44        .10    .54        (.45)      --  (.45)  10.70      5.20   148,198       1.09         4.11
   2001        10.34        .45        .28    .73        (.46)      --  (.46)  10.61      7.16    75,476       1.11         4.30
   2000        10.87        .45       (.54)  (.09)       (.44)      --  (.44)  10.34      (.82)   77,228       1.08         4.28
   1999        10.79        .45        .10    .55        (.47)      --  (.47)  10.87      5.13    88,044       1.12         4.09

Class R (2/97)
   2003        10.68        .43        .18    .61        (.47)      --  (.47)  10.82      5.77     8,308        .53         3.99
   2002        10.60        .50        .09    .59        (.51)      --  (.51)  10.68      5.70     3,219        .52         4.64
   2001        10.33        .51        .28    .79        (.52)      --  (.52)  10.60      7.78       384        .56         4.84
   2000        10.87        .51       (.55)  (.04)       (.50)      --  (.50)  10.33      (.35)      335        .53         4.81
   1999        10.78        .51        .11    .62        (.53)      --  (.53)  10.87      5.81     1,173        .57         4.64
----------------------------------------------------------------------------------------------------------------------------------

Class
(Inception
Date)      ---------




           Portfolio
Year Ended  Turnover
April 30,       Rate
---------------------

Class A (10/87)
   2003           31%
   2002           26
   2001           22
   2000           37
   1999           16

Class C (12/95)
   2003           31
   2002           26
   2001           22
   2000           37
   1999           16

Class R (2/97)
   2003           31
   2002           26
   2001           22
   2000           37
   1999           16
---------------------

(a)Total returns are calculated on net asset value without any sales charge and are not annualized.
(b)After expense reimbursement from the investment adviser, where applicable. When custodian free credits are applied, the Ratios of Expenses to Average Net Assets for 2003 are .72%, 1.08% and .53% for classes A, C and R, respectively, and the Ratios of Net Investment Income to Average Net Assets for 2003 are 3.86%, 3.46% and 3.99% for classes A, C and R, respectively.

Section 5  Financial Highlights

Nuveen Investments Mutual Funds

Nuveen Investments offers a variety of mutual funds designed to help you reach your financial goals. The funds below are grouped by investment objectives.

Growth
Nuveen Rittenhouse Growth Fund

Growth and Income
Nuveen NWQ International Value Fund
Large-Cap Value Fund
Balanced Stock and Bond Fund
Balanced Municipal and Stock Fund
Nuveen NWQ Multi-Cap Value Fund

Municipal Bond

National Funds
High Yield
Long-term
Insured Long-term
Intermediate-term
Limited-term

State Funds
                 Arizona       Louisiana        North Carolina
                 California/1/ Maryland         Ohio
                 Colorado      Massachusetts/1/ Pennsylvania
                 Connecticut   Michigan         Tennessee
                 Florida       Missouri         Virginia
                 Georgia       New Jersey       Wisconsin
                 Kansas        New Mexico
                 Kentucky      New York/1/

Several additional sources of information are available to you, including the codes of ethics adopted by the funds, Nuveen Investments and Nuveen Advisory Corp. The Statement of Additional Information ("SAI"), incorporated by reference into this prospectus, contains detailed information on the policies and operation of the funds included in this prospectus. Additional information about the funds' investments is available in the annual and semi-annual reports to shareholders. In the funds' annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during their last fiscal year. Call Nuveen Investments at
(800) 257-8787 to request a free copy of any of these materials or other fund information; or ask your financial advisor for copies.

You may also obtain this and other fund information directly from the Securities and Exchange Commission ("SEC"). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also request fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section at 450 Fifth Street NW, Washington, D.C. 20549.

The funds are series of the Nuveen Municipal Trust, whose file number is 811-07873.

1. Long-term and insured long-term portfolios.


MPR-NAT-0803D NA

                                                                August 28, 2003

NUVEEN MUNICIPAL TRUST

Nuveen High Yield Municipal Bond Fund

Nuveen All-American Municipal Bond Fund

Nuveen Insured Municipal Bond Fund

Nuveen Intermediate Duration Municipal Bond Fund

Nuveen Limited Term Municipal Bond Fund

STATEMENT OF ADDITIONAL INFORMATION

   This Statement of Additional Information is not a prospectus. This Statement of Additional Information should be read in conjunction with the Prospectus of the Nuveen Municipal Trust dated August 28, 2003. The Prospectus may be obtained without charge from certain securities representatives, banks, and other financial institutions that have entered into sales agreements with Nuveen Investments, or from the Funds, by mailing a written request to the Funds, c/o Nuveen Investments, 333 West Wacker Drive, Chicago, Illinois 60606 or by calling (800) 257-8787.

TABLE OF CONTENTS

                                                                        Page
                                                                        ----
   Investment Policies and Investment Portfolio........................  S-2

   Management of the Trust............................................. S-24

   Investment Adviser and Investment Management Agreement.............. S-39

   Portfolio Transactions.............................................. S-42

   Net Asset Value..................................................... S-43

   Tax Matters......................................................... S-43

   Performance Information............................................. S-47

   Additional Information on the Purchase and Redemption of Fund Shares S-55

   Distribution and Service Plan....................................... S-64

   Independent Auditors, Custodian and Transfer Agent.................. S-67

   Financial Statements................................................ S-67

   Appendix A--Ratings of Investments..................................  A-1

   Appendix B--Description of Hedging Techniques.......................  B-1

   The audited financial statements for each Fund's most recent fiscal year appear in the Fund's Annual Report; each is included herein by reference.

INVESTMENT POLICIES AND INVESTMENT PORTFOLIO

Investment Policies

   The investment objectives and certain fundamental investment policies of each Fund are described in the Prospectus. Each of the Funds, as a fundamental policy, may not, without the approval of the holders of a majority of the shares of that Fund:

      (1) Invest in securities other than Municipal Obligations and short-term securities, as described in the Prospectus, except the Nuveen Insured Municipal Bond Fund and Nuveen Intermediate Duration Municipal Bond Fund may each invest up to 5% of its net assets in tax-exempt or taxable fixed-income or equity securities for the purpose of acquiring control of an issuer whose municipal bonds (a) the Fund already owns and (b) have deteriorated or are expected shortly to deteriorate significantly in credit quality, provided the Adviser determines such investment should enable the Fund to better maximize its existing investment in such issuer. Municipal Obligations are municipal bonds that pay interest that is exempt from regular federal income taxes.

      (2) Invest more than 5% of its total assets in securities of any one issuer, except this limitation shall not apply to securities of the United States Government or to the investment of 25% of such Fund's assets (this subparagraph (2) does not apply to the High Yield Fund).

      (3) Except with respect to the Nuveen Insured Municipal Bond Fund and Nuveen Intermediate Duration Municipal Bond Fund, borrow money, except from banks for temporary or emergency purposes and not for investment purposes and then only in an amount not exceeding (a) 10% of the value of its total assets at the time of borrowing or (b) one-third of the value of the Fund's total assets including the amount borrowed, in order to meet redemption requests which might otherwise require the untimely disposition of securities. While any such borrowings exceed 5% of such Fund's total assets, no additional purchases of investment securities will be made by such Fund. If due to market fluctuations or other reasons, the value of the Fund's assets falls below 300% of its borrowings, the Fund will reduce its borrowings within 3 business days. To do this, the Fund may have to sell a portion of its investments at a time when it may be disadvantageous to do so. The Nuveen Insured Municipal Bond Fund and Nuveen Intermediate Duration Municipal Bond Fund may not borrow money except as permitted by the Investment Company Act of 1940 and exemptive orders granted thereunder.

      (4) Pledge, mortgage or hypothecate its assets, except that, to secure borrowings permitted by subparagraph (3) above, it may pledge securities having a market value at the time of pledge not exceeding 10% of the value of the Fund's total assets.

      (5) Issue senior securities as defined in the Investment Company Act of 1940, except to the extent such issuance might be involved with respect to borrowings described under item (3) above or with respect to transactions involving futures contracts or the writing of options within the limits described in the Prospectus and this Statement of Additional Information.

      (6) Underwrite any issue of securities, except to the extent that the purchase or sale of Municipal Obligations in accordance with its investment objective, policies and limitations, may be deemed to be an underwriting.

      (7) Purchase or sell real estate, but this shall not prevent any Fund from investing in Municipal Obligations secured by real estate or interests therein or foreclosing upon and selling such security.

      (8) Purchase or sell commodities or commodities contracts or oil, gas or other mineral exploration or development programs, except for transactions involving futures contracts within the limits described in the Prospectus and this Statement of Additional Information.

      (9) Make loans, other than by entering into repurchase agreements and through the purchase of Municipal Obligations or temporary investments in accordance with its investment objective, policies and limitations, except that the Nuveen Insured Municipal Bond Fund and Nuveen Intermediate Duration Municipal Bond Fund may not make loans except as permitted by the Investment Company Act of 1940 and exemptive orders granted thereunder.

      (10) Make short sales of securities or purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions.

      (11) Write or purchase put or call options, except to the extent that the purchase of a stand-by commitment may be considered the purchase of a put, and except for transactions involving options within the limits described in the Prospectus and this Statement of Additional Information.

      (12) Invest more than 25% of its total assets in securities of issuers in any one industry; provided, however, that such limitations shall not be applicable to Municipal Obligations issued by governments or political subdivisions of governments, and obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

      (13) Purchase or retain the securities of any issuer other than the securities of the Fund if, to the Fund's knowledge, those trustees of the Trust, or those officers and directors of Nuveen Advisory Corp. ("Nuveen Advisory"), who individually own beneficially more than 1/2 of 1% of the outstanding securities of such issuer, together own beneficially more than 5% of such outstanding securities (this subparagraph (13) does not apply to the High Yield Fund).

   In addition, each Fund, as a non-fundamental policy, may not invest more than 15% of its net assets in "illiquid" securities, including repurchase agreements maturing in more than seven days.

   For the purpose of applying the limitations set forth in paragraph (2) above, an issuer shall be deemed the sole issuer of a security when its assets and revenues are separate from other governmental entities and its securities are backed only by its assets and revenues. Similarly, in the case of a non-governmental user, such as an industrial corporation or a privately owned or operated hospital, if the security is backed only by the assets and revenues of the non-governmental user, then such non-governmental user would be deemed to be the sole issuer. Where a security is also backed by the enforceable obligation of a superior or unrelated governmental entity or other entity (other than a bond insurer), it shall also be included in the computation of securities owned that are issued by such governmental or other entity.

   Where a security is guaranteed by a governmental entity or some other facility, such as a bank guarantee or letter of credit, such a guarantee or letter of credit would be considered a separate security and would be treated as an issue of such government, other entity or bank. Where a security is insured by bond insurance, it shall not be considered a security issued or guaranteed by the insurer; instead the issuer of such security will be determined in accordance with the principles set forth above. The foregoing restrictions do not limit the percentage of the Fund's assets that may be invested in securities insured by any single insurer.

   The foregoing restrictions and limitations, as well as a Fund's policies as to ratings of portfolio investments, will apply only at the time of purchase of securities, and the percentage limitations will not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of an acquisition of securities, unless otherwise indicated.

   The foregoing fundamental investment policies, together with the investment objective of each Fund, cannot be changed without approval by holders of a "majority of the Fund's outstanding voting shares." As defined in the Investment Company Act of 1940, this means the vote of (i) 67% or more of the Fund's shares present at a meeting, if the holders of more than 50% of the Fund's shares are present or represented by proxy, or (ii) more than 50% of the Fund's shares, whichever is less.

   The Nuveen Municipal Trust, formerly Nuveen Flagship Municipal Trust (the "Trust") is an open-end management series investment company organized as a Massachusetts business trust on July 1, 1996. Each of the Funds is an open-end management investment company organized as a series of the Trust. The Trust is an open-end management series company under SEC Rule 18f-2. Each Fund is a separate series issuing its own shares. The Trust currently has five series: the Nuveen Intermediate Duration Municipal Bond Fund, formerly Nuveen Municipal Bond Fund (originally incorporated in Maryland on October 8, 1976, reorganized as a Massachusetts business trust on June 12, 1995, and name changed on or about August 28, 2000), the Nuveen Insured Municipal Bond Fund (formerly a series of the Nuveen Insured Tax-Free Bond Fund, Inc., a Minnesota corporation incorporated on July 14, 1986); the Nuveen All-American Municipal Bond Fund, formerly Nuveen Flagship All-American Municipal Bond Fund (formerly the Flagship All-American Tax Exempt Fund, a series of the Flagship Tax Exempt Funds Trust); the Nuveen Limited Term Municipal Bond Fund, formerly Nuveen Flagship Limited Term Municipal Bond Fund (formerly the Flagship Limited Term Tax Exempt Fund, a series of the Flagship Tax Exempt Funds Trust); and the Nuveen High Yield Municipal Bond Fund. All of the Funds except the High Yield Fund are diversified for purposes of the Investment Company Act of 1940.

   The Board of Trustees of the Trust is authorized to issue an unlimited number of shares in one or more series or "Funds," which may be divided into classes of shares. The five series authorized and outstanding are divided into four classes of shares designated Class A Shares, Class B Shares, Class C Shares and Class R Shares. Each class of shares represents an interest in the same portfolio of investments of the Fund. Each class of shares has equal rights as to voting, redemption, dividends and liquidation, except that each bears different class expenses, including different distribution and service fees, and each has exclusive voting rights with respect to any distribution or service plan applicable to its shares. There are no conversion, preemptive or other subscription rights, except that Class B Shares automatically convert into Class A Shares, as described herein. The Board of Trustees of the Trust has the right to establish additional series and classes of shares in the future, to change those series or classes and to determine the preferences, voting powers, rights and privileges thereof.

   The Trust is not required and does not intend to hold annual meetings of shareholders. Shareholders owning more than 10% of the outstanding shares of the Fund have the right to call a special meeting to remove Trustees or for any other purpose.

   Certain matters under the Investment Company Act of 1940 which must be submitted to a vote of the holders of the outstanding voting securities of a series company shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding voting securities of each Fund affected by such matter.

   The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of a trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust further provides for indemnification out of the assets and property of the Trust for all loss and expense of any shareholder personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself were unable to meet its obligations. The Trust believes the likelihood of these circumstances is remote.

Portfolio Securities

   As described in the Prospectus, each Fund invests primarily in a portfolio of Municipal Obligations issued within the 50 states and certain U.S. possessions and territories. In general, Municipal Obligations include debt obligations issued by states, cities and local authorities to obtain funds for various public purposes, including construction of a wide range of public facilities such as airports, bridges, highways, hospitals, housing, mass transportation, schools, streets and water and sewer works. Industrial development bonds and pollution control bonds that are issued by or on behalf of public authorities to finance various privately-rated facilities are included within the term Municipal Obligations if the interest paid thereon is exempt from federal income tax.

   The investment assets of the Intermediate Duration, Insured, All-American, and Limited Term Funds will consist of (1) Municipal Obligations which are rated at the time of purchase within the four highest grades (Baa or BBB or better) by Moody's Investors Service, Inc. ("Moody's"), by Standard and Poor's Corporation ("S&P") or by Fitch, Inc. ("Fitch"), (2) unrated Municipal Obligations which, in the opinion of Nuveen Advisory, have credit characteristics equivalent to bonds rated within the four highest grades by Moody's, S&P or Fitch, and (3) temporary investments as described below, the income from which may be subject to state income tax or to both federal and state income taxes. The investment assets of the High Yield Fund will consist of (1) Municipal Obligations rated BBB/Baa or lower (at least 65%), (2) unrated Municipal Obligations Nuveen Advisory judges of equivalent quality, and (3) temporary investments, the income from which may be subject to state income tax or both state and federal income taxes. Under normal circumstances, the High Yield Fund will invest at least 65% of its assets in medium- to low-quality bonds rated BBB/Baa or lower by S&P, Moody's or Fitch or are unrated fixed-income securities which, in the opinion of Nuveen Advisory, are of comparable quality. As a temporary defensive measure, in response to unusual market conditions, lack of acceptable supply or times when yield spreads do not justify the increased risks of investing in these securities, the Fund may invest in higher quality Municipal Obligations (those rated AAA/Aaa to A or, if unrated, judged by Nuveen Advisory to be of comparable quality) or in short-term, high-quality investments. The Fund may invest up to 10% of its net assets in defaulted Municipal Obligations. "Defaulted" means that the municipal bond's issuer has not paid principal or interest on time. See Appendix A for more information about ratings by Moody's, S&P, and Fitch.

   As described in the Prospectus, each Fund may invest in Municipal Obligations that constitute participations in a lease obligation or installment purchase contract obligation (hereafter collectively called "lease obligations") of a municipal authority or entity. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although nonappropriation lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. A Fund will seek to minimize the special risks associated with such securities by only investing in those nonappropriation leases where Nuveen Advisory has determined that the issuer has a strong incentive to continue making appropriations and timely payment until the security's maturity. Some lease obligations may be illiquid under certain circumstances. Lease obligations normally provide a premium interest rate which along with regular amortization of the principal may make them attractive for a portion of the assets of the Funds.

   Obligations of issuers of Municipal Obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. In addition, the obligations of such issuers may become subject to the laws enacted in the future by Congress, state legislatures or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon municipalities to levy taxes. There is also the possibility that, as a result of legislation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its Municipal Obligations may be materially affected.

   High Yield Fund. Non-Investment Grade Debt Securities ("Junk Bonds"). Under normal circumstances, at least 65% of the High Yield Fund's net assets will be invested in medium- to low-quality Municipal Obligations. Municipal Obligations rated below investment grade (BB/Ba or lower) are commonly known as "high-yield," "high risk" or "junk" bonds. Junk bonds, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below. Refer to Appendix A of this Statement of Additional Information for a discussion of securities ratings.

      (1) Effect of Interest Rates and Economic Changes. The junk bond market is relatively new and its growth has paralleled a long economic expansion. As a result, it is not clear how this market may withstand a prolonged recession or economic downturn. Such an economic downturn could severely disrupt the market for and adversely affect the value of such securities.

      All interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. In addition, the market values of junk bond securities tend to reflect individual corporate developments to a greater extent than do the market values of higher rated securities, which react primarily to fluctuations in the general level of interest rates. Junk bond securities also tend to be more sensitive to economic conditions than are higher rated securities. As a result, they generally involve more credit risk than securities in the higher rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of junk bond securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The risk of loss due to default by an issuer of these securities is significantly greater than by an issuer of higher rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a junk bond security defaults, the Fund may incur additional expenses to seek recovery. Periods of economic uncertainty and changes would also generally result in increased volatility in the market prices of these and thus in the Fund's net asset value.

      The value of a junk bond security will generally decrease in a rising interest rate market and, accordingly, so will the Fund's net asset value. If the Fund experiences unexpected net redemptions in such a market, it may be forced to liquidate a portion of its portfolio securities without regard to their investment merits. Due to the limited liquidity of junk bond securities, the Fund may be forced to liquidate these securities at a substantial discount. Any such liquidation would reduce the Fund's asset base over which expenses could be allocated and could result in a reduced rate of return for the Fund.

      (2) Payment Expectations. Junk bond securities typically contain redemption, call, or prepayment provisions that permit the issuer of securities containing such provisions to redeem the securities at its discretion. During periods of falling interest rates, issuers of these securities are likely to redeem or prepay the securities and refinance them with debt securities with a lower interest rate. To the extent an issuer is able to refinance the securities, or otherwise redeem them, the Fund may have to replace the securities with a lower yielding securities, which could result in a lower return for the Fund.

      (3) Credit Ratings. Credit ratings are issued by credit rating agencies and are indicative of the rated securities' safety of principal and interest payments. They do not, however, evaluate the market value risk of junk bond securities and, therefore, may not fully reflect the true risks of such an investment. In addition, credit rating agencies may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the value of the security. Consequently, credit ratings are used only as a preliminary indicator of investment quality. Investments in junk bonds will depend more upon credit analysis by Nuveen Advisory than investments in investment grade debt securities. Nuveen Advisory employs its own credit research and analysis, which includes a study of the issuer's existing debt, capital structure, ability to service debts and pay dividends, sensitivity to economic conditions, operating history, and current earnings trend. Nuveen Advisory continually monitors the Fund's investments and carefully evaluates whether to dispose of or to retain junk bond securities whose credit ratings or credit quality may have changed.

      (4) Liquidity and Valuation. The High Yield Fund may have difficulty disposing of certain junk bond securities because there may be a thin trading market for such securities. Not all dealers maintain markets in all junk bond securities. As a result, there is no established retail secondary market for many of these securities. The Fund anticipates that such securities could be sold only to a limited number of dealers or institutional investors. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. The lack of a liquid secondary market for certain securities may also make it more difficult for the Fund to obtain accurate market quotations for purposes of valuing its securities. Market quotations are generally available on many junk bond issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales. During periods of thin trading, the spread between bid and asked prices is likely to increase significantly. In addition, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of junk bond securities, especially in a thinly traded market.

   The High Yield Fund may invest up to 10% of its net assets in defaulted Municipal Obligations. Municipal Obligations in the lowest rating categories may be in default and are generally regarded as having poor prospects of attaining any real investment standing. A default or expected default in a Municipal Obligation owned by the Fund could result in a significant decline in the value of that Municipal Obligation.

Investments in Inverse Floating Rate Securities

   The Funds may invest in inverse floating rate municipal securities or "inverse floaters," whose rates vary inversely to interest rates on a specified index or on another instrument. Such securities involve special risks as compared to conventional fixed-rate bonds. Should short-term interest rates rise, a fund's investment in inverse floaters likely would adversely affect the fund's earnings and distributions to shareholders. Also, because changes in the interest rate on the other security or index inversely affect the rate of interest received on an inverse floater, and because inverse floaters essentially represent a leveraged investment in a long-term bond, the value of an inverse floater is generally more volatile than that of a conventional fixed-rate bond having similar credit quality, redemption provisions and maturity. Although volatile in value, inverse floaters typically offer the potential for yields substantially exceeding the yields available on fixed-rate bonds with comparable credit quality, coupon, call provisions and maturity. The markets for such securities may be less developed and have less liquidity than the markets for conventional securities. Each Fund, as a non-fundamental policy that may be changed by the Board of Trustees, will not invest more than 15% of its total assets in inverse floaters.

Insurance

   Each insured Municipal Obligation held by the Nuveen Insured Municipal Bond Fund will either be (1) covered by an insurance policy applicable to a specific security and obtained by the issuer of the security or a third party at the time of original issuance ("Original Issue Insurance"), (2) covered by an insurance policy applicable to a specific security and obtained by the Fund or a third party subsequent to the time of original issuance ("Secondary Market Insurance"), or (3) covered by a master municipal insurance policy purchased by the Fund ("Portfolio Insurance"). The Fund currently maintains a policy of Portfolio Insurance with MBIA Insurance Corporation, Ambac Assurance Corporation, Financial Security Assurance Inc., and Financial Guaranty Insurance Company, and may in the future obtain other policies of Portfolio Insurance, depending on the availability of such policies on terms favorable to the Fund. However, the Fund may determine not to obtain such policies and to emphasize investments in Municipal Obligations insured under Original Issue Insurance or Secondary Market Insurance. In any event, the Fund will only obtain policies of Portfolio Insurance issued by insurers whose claims-paying ability is rated Aaa by Moody's Investors Service, Inc. ("Moody's") or AAA by Standard & Poor's Corporation ("S&P"). The Fund currently intends to obtain insurance polices only from mono-line insurers specializing in insuring municipal debt. Municipal Obligations covered by Original Issue Insurance or Secondary Market Insurance are themselves typically assigned a rating of Aaa or AAA, as the case may be, by virtue of the Aaa or AAA claims-paying ability of the insurer and would generally be assigned a lower rating if the ratings were based primarily upon the credit characteristics of the issuer without regard to the insurance feature. By way or contrast, the ratings, if any, assigned to Municipal Obligations insured under Portfolio Insurance will be based primarily upon the credit characteristics of the issuers without regard to the insurance feature, and will generally carry a rating that is below Aaa or AAA. While in the portfolio of the Fund, however, a Municipal Obligation backed by Portfolio Insurance will effectively be of the same quality as a Municipal Obligation issued by an issuer of comparable credit characteristics that is backed by Original Issue Insurance or Secondary Market Insurance.

   The Fund's policy of investing in Municipal Obligations insured by insurers whose claims-paying ability is rated Aaa or AAA will apply only at the time of the purchase of a security, and a Fund will not be required to dispose of securities in the event Moody's or S&P, as the case may be, downgrades its assessment of the claims-paying ability of a particular insurer or the credit characteristics of a particular issuer. In this connection, it should be noted that in the event Moody's or S&P or both should down-grade its assessment of the claims-paying ability of a particular insurer, it could also be expected to downgrade the ratings assigned to Municipal Obligations insured under Original Issue Insurance or Secondary Market Insurance issued by such insurer, and Municipal Obligations insured under Portfolio Insurance issued by such insurer would also be of reduced quality in the portfolio of the Fund. Moody's and S&P continually assess the claims-paying ability of insurers and the credit characteristics of issuers, and there can be no assurance that they will not downgrade their assessments subsequent to the time the Fund purchases securities.

   In addition to insured Municipal Obligations, the Fund may invest in Municipal Obligations that are entitled to the benefit of an escrow or trust account which contains securities issued or guaranteed by the U.S. government or its agencies, backed by the full faith and credit of the United States, and sufficient in amount to ensure the payment of interest and principal on the original interest payment and maturity dates ("collateralized obligations"). These collateralized obligations generally will not be insured and will include, but are not limited to, Municipal Obligations that have been (1) advance refunded where the proceeds of the refunding have been used to purchase U.S. government or U.S. government agency securities that are placed in escrow and whose interest or maturing principal payments, or both, are sufficient to cover the remaining scheduled debt service on the Municipal Obligations, and
(2) issued under state or local housing finance programs which use the issuance proceeds to fund mortgages that are then exchanged for U.S. government or U.S. government agency securities and deposited with a trustee as security for the Municipal Obligations. These collateralized obligations are normally regarded as having the credit characteristics of the underlying U.S. government or U.S. government agency securities. Collateralized obligations will not constitute more than 20% of the Fund's assets.

   Each insured Municipal Obligation in which the Fund invests will be covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance. There is no limitation on the percentage of the Fund's assets that may be invested in Municipal Obligations insured by any given insurer.

   Original Issue Insurance. Original Issue Insurance is purchased with respect to a particular issue of Municipal Obligations by the issuer thereof or a third party in conjunction with the original issuance of such Municipal Obligations. Under such insurance, the insurer unconditionally guarantees to the holder of the Municipal Obligation the timely payment of principal and interest on such obligation when and as such payments shall become due but shall not be paid by the issuer, except that in the event of any acceleration of the due date of the principal by reason of mandatory or optional redemption (other than acceleration by reason of a mandatory sinking fund payment), default or otherwise, the payments guaranteed may be made in such amounts and at such times as payments of principal would have been due had there not been such acceleration. The insurer is responsible for such payments less any amounts received by the holder from any trustee for the Municipal Obligation issuers or from any other source. Original Issue Insurance does not guarantee payment on an accelerated basis, the payment of any redemption premium (except with respect to certain premium payments in the case of certain small issue industrial development and pollution control Municipal Obligations), the value of the shares of the Fund, the market value of Municipal Obligations, or payments of any tender purchase price upon the tender of the Municipal Obligations. Original Issue Insurance also does not insure against nonpayment of principal of or interest on Municipal Obligations resulting from the insolvency, negligence or any other act or omission of the trustee or other paying agent for such obligations.

   In the event that interest on or principal of a Municipal Obligation covered by insurance is due for payment but is unpaid by the issuer thereof, the applicable insurer will make payments to its fiscal agent (the "Fiscal Agent") equal to such unpaid amounts of principal and interest not later than one business day after the insurer has been notified that such nonpayment has occurred (but not earlier than the date such payment is due). The Fiscal Agent will disburse to the Fund the amount of principal and interest which is then due for payment but is unpaid upon receipt by the Fiscal Agent of (i) evidence of the Fund's right to receive payment of such principal and interest and (ii) evidence, including any appropriate instruments of assignment, that all of the rights to payment of such principal or interest then due for payment shall thereupon vest in the insurer. Upon payment by the insurer of any principal or interest payments with respect to any Municipal Obligations, the insurer shall succeed to the rights of the Fund with respect to such payment.

   Original Issue Insurance remains in effect as long as the Municipal Obligations covered thereby remain outstanding and the insurer remains in business, regardless of whether the Fund ultimately disposes of such Municipal Obligations. Consequently, Original Issue Insurance may be considered to represent an element of market value with respect to the Municipal Obligations so insured, but the exact effect, if any, of this insurance on such market value cannot be estimated.

   Secondary Market Insurance. Subsequent to the time of original issuance of a Municipal Obligation, the Fund or a third party may, upon the payment of a single premium, purchase insurance on such Municipal Obligation. Secondary Market Insurance generally provides the same type of coverage as is provided by Original Issue Insurance and remains in effect as long as the Municipal Obligation covered thereby remain outstanding, the holder of such Municipal Obligation does not voluntarily relinquish the Secondary Market Insurance and the insurer remains in business, regardless of whether the Fund ultimately disposes of such Municipal Obligation.

   One of the purposes of acquiring Secondary Market Insurance with respect to a particular Municipal Obligation would be to enable the Fund to enhance the value of such Municipal Obligation. The Fund, for example, might seek to purchase a particular Municipal Obligation and obtain Secondary Market Insurance with respect thereto if, in the opinion of Nuveen Advisory, the market value of such Municipal Obligation, as insured, would exceed the current value of the Municipal Obligation without insurance plus the cost of the Secondary Market Insurance. Similarly, if the Fund owns but wishes to sell a Municipal Obligation that is then covered by Portfolio Insurance, the Fund might seek to obtain Secondary Market Insurance with respect thereto if, in the opinion of Nuveen Advisory, the net proceeds of a sale by the Fund of such obligation, as insured, would exceed the current value of such obligation plus the cost of the Secondary Market Insurance.

   Portfolio Insurance. Portfolio Insurance guarantees the payment of principal and interest on specified eligible Municipal Obligations purchased by the Fund. Except as described below, Portfolio Insurance generally provides the same type of coverage as is provided by Original Issue Insurance or Secondary Market Insurance. Municipal Obligations insured under one Portfolio Insurance policy would generally not be insured under any other policy purchased by the Fund. A Municipal Obligation is eligible for coverage under a policy if it meets certain requirements of the insurer. Portfolio Insurance is intended to reduce financial risk, but the cost thereof and compliance with investment restrictions imposed under the policy will reduce the yield to shareholders of the Fund.

   If a Municipal Obligation is already covered by Original Issue Insurance or Secondary Market Insurance, then such Municipal Obligation is not required to be additionally insured under any policy of Portfolio Insurance that the Fund may purchase. All premiums respecting Municipal Obligations covered by Original Issue Insurance or Secondary Market Insurance are paid in advance by the issuer or other party obtaining the insurance.

   Portfolio Insurance policies are effective only as to Municipal Obligations owned by and held by the Fund, and do not cover Municipal Obligations for which the contract for purchase fails. A "when-issued" Municipal Obligation will be covered under a Portfolio Insurance policy upon the settlement date of the issue of such "when-issued" Municipal Obligation. In determining whether to insure Municipal Obligations held by the Fund, an insurer will apply its own standards, which correspond generally to the standards it has established for determining the insurability of new issues of Municipal Obligations. See "Original Issue Insurance" above.

   Each Portfolio Insurance policy will be noncancellable and will remain in effect so long as the Fund is in existence, the Municipal Obligations covered by the policy continue to be held by the Fund, and the Fund pays the premiums for the policy. Each insurer will generally reserve the right at any time upon 90 days' written notice to the Fund to refuse to insure any additional securities purchased by the Fund after the effective date of such notice. The Board of Trustees will generally reserve the right to terminate each policy upon seven days' written notice to an insurer if it determines that the cost of such policy is not reasonable in relation to the value of the insurance to the Fund.

   Each Portfolio Insurance policy will terminate as to any Municipal Obligation that has been redeemed from or sold by the Fund on the date of such redemption or the settlement date of such sale, and an insurer shall not have any liability thereafter under a policy as to any such Municipal Obligation, except that if the date of such redemption or the settlement date of such sale occurs after a record date and before the related payment date with respect to any such Municipal Obligation, the policy will terminate as to such Municipal Obligation on the business day immediately following such payment date. Each policy will terminate as to all Municipal Obligations covered thereby on the date on which the last of the covered Municipal Obligations mature, are redeemed or are sold by the Fund.

   One or more policies of Portfolio Insurance may provide the Fund, pursuant to an irrevocable commitment of the insurer, with the option to exercise the right to obtain permanent insurance ("Permanent Insurance") with respect to a Municipal Obligation that is to be sold by the Fund. The Fund would exercise the right to obtain Permanent Insurance upon payment of a single, predetermined insurance premium payable from the proceeds of the sale of such Municipal Obligation. It is expected that the Fund will exercise the right to obtain Permanent Insurance for a Municipal Obligation only if, in the opinion of Nuveen Advisory, upon such exercise the net proceeds from the sale by the Fund of such obligation, as insured, would exceed the proceeds from the sale of such obligation without insurance.

   The Permanent Insurance premium with respect to each such obligation is determined based upon the insurability of each such obligation as of the date of purchase by the Fund and will not be increased or decreased for any change in the creditworthiness of such obligation unless such obligation is in default as to payment or principal or interest, or both. In such event, the Permanent Insurance premium shall be subject to an increase predetermined at the date of purchase by the Fund.

   The Fund generally intends to retain any insured securities covered by Portfolio Insurance that are in default or in significant risk of default and to place a value on the insurance, which ordinarily will be the difference between the market value of the defaulted security and the market value of similar securities of minimum investment grade (i.e., rated BBB) that are not in default. In certain circumstances, however, Nuveen Advisory may determine that an alternative value for the insurance, such as the difference between the market value of the defaulted security and either its par value or the market value of securities of a similar nature that are not in default or in significant risk of default, is more appropriate. Except as described above with respect to securities covered by Portfolio

Insurance that are in default or subject to significant risk of default, the Fund will not place any value on the insurance in valuing the Municipal Obligations that it holds.

   Because each Portfolio Insurance policy will terminate as to Municipal Obligations sold by the Fund on the date of sale, in which event the insurer will be liable only for those payments of principal and interest that are then due and owing (unless Permanent Insurance is obtained by the Fund), the provision for this insurance will not enhance the marketability of securities held by the Fund, whether or not the securities are in default or in significant risk of default. On the other hand, since Original Issue Insurance and Secondary Market Insurance generally will remain in effect as long as Municipal Obligations covered thereby are outstanding, such insurance may enhance the marketability of such securities, even when such securities are in default or in significant risk of default, but the exact effect, if any, on marketability cannot be estimated. Accordingly, the Fund may determine to retain or, alternatively, to sell Municipal Obligations covered by Original Issue Insurance or Secondary Market Insurance that are in default or in significant risk of default.

   Premiums for a Portfolio Insurance policy are paid monthly, and are adjusted for purchases and sales of Municipal Obligations covered by the policy during the month. The yield on the Fund is reduced to the extent of the insurance premiums it pays. Depending upon the characteristics of the Municipal Obligations held by the Fund, the annual premium rate for policies of Portfolio Insurance is estimated to range from .15% to .30% of the value of the Municipal Obligations covered under the policy. Because the majority of the Municipal Obligations in the Fund were not covered by policies of Portfolio Insurance during the year ended April 30, 2002, premium expenses as a percentage of the value of Municipal Obligations held by the Fund for such period were negligible.

   Set forth below is information about the various municipal bond insurers with whom the Nuveen Insured Municipal Bond Fund currently maintains policies of Portfolio Insurance.

   Ambac Assurance Corporation ("Ambac Assurance")

   Ambac Assurance Corporation ("Ambac Assurance") is a Wisconsin-domiciled stock insurance corporation regulated by the Office of the Commissioner of Insurance of the State of Wisconsin and licensed to do business in 50 states, the District of Columbia, the Territory of Guam, the Commonwealth of Puerto Rico and the U.S. Virgin Islands, with admitted assets of approximately $6,362,000,000 (unaudited) and statutory capital of approximately $3,945,000,000 (unaudited) as of March 31, 2003. Statutory capital consists of Ambac Assurance's policyholders' surplus and statutory contingency reserve. Standard & Poor's Credit Markets Services, a division of The McGraw-Hill Companies, Moody's Investors Service and Fitch, Inc. have assigned a triple-A financial strength rating to Ambac Assurance.

   Ambac Assurance has obtained a ruling from the Internal Revenue Service to the effect that the insuring of an obligation by Ambac Assurance will not affect the treatment for federal income tax purposes of interest on such obligation and that insurance proceeds representing maturing interest paid by Ambac Assurance under policy provisions substantially identical to those contained in its municipal bond insurance policy shall be treated for federal income tax purposes in the same manner as if such payments were made by the issuer of the Bonds.

   Ambac Assurance makes no representation regarding the Bonds or the advisability of investing in the Bonds and makes no representation regarding, nor has it participated in the preparation of, the Official Statement other than the information supplied by Ambac Assurance and presented under the heading "Ambac Assurance Corporation".

   Financial Security Assurance Inc. ("Financial Security")

   Financial Security is a New York domiciled insurance company and a wholly owned subsidiary of Financial Security Assurance Holdings Ltd. ("Holdings"). Holdings is an indirect subsidiary of Dexia, S.A., a publicly held Belgian corporation. Dexia, S.A., through its bank subsidiaries, is primarily engaged in the business of public finance in France, Belgium and other European countries. No shareholder of Holdings or Financial Security is liable for the obligations of Financial Security.

   At March 31, 2003, Financial Security's total policyholders' surplus and contingency reserves were approximately $1,932,647,000 and its total unearned premium reserve was approximately $1,077,095,000 in accordance with statutory accounting principles. At March 31, 2003, Financial Security's total shareholders' equity was approximately $2,043,103,000 and its total net unearned premium reserve was approximately $904,700,000 in accordance with generally accepted accounting principles.

   Copies of Financial Security's financial statements and annual and quarterly reports prepared in accordance with statutory accounting practices will be provided upon request to Financial Security Assurance Inc.: 350 Park Avenue, New York, New York 10022, Attention: Communications Department (telephone (212) 826-0100).

   The Policy does not protect investors against changes in market value of the Bonds, which market value may be impaired as a result of changes in prevailing interest rates, changes in applicable ratings or other causes. Financial Security makes no representation regarding the Bonds or the advisability of investing in the Bonds. Financial Security makes no representation regarding the SAI, nor has it participated in the preparation thereof, except that Financial Security has provided to Nuveen the information presented under this caption for inclusion in the SAI.

   MBIA Insurance Corporation ("MBIA")

   The Insurer is the principal operating subsidiary of MBIA Inc., a New York Stock Exchange listed company (the "Company"). The Company is not obligated to pay the debts of or claims against the Insurer. The Insurer is domiciled in the State of New York and licensed to do business in and subject to regulation under the laws of all 50 states, the District of Columbia, the Commonwealth of Puerto Rico, the Commonwealth of the Northern Mariana Islands, the Virgin Islands of the United States and the Territory of Guam. The Insurer has three branches, one in the Republic of France, one in the Republic of Singapore and one in the Kingdom of Spain. New York has laws prescribing minimum capital requirements, limiting classes and concentrations of investments and requiring the approval of policy rates and forms. State laws also regulate the amount of both the aggregate and individual risks that may be insured, the payment of dividends by the Insurer, changes in control and transactions among affiliates. Additionally, the Insurer is required to maintain contingency reserves on its liabilities in certain amounts and for certain periods of time.

   As of December 31, 2002 the Insurer had admitted assets of $9.2 billion (audited), total liabilities of $6.0 billion (audited), and total capital and surplus of $3.2 billion (audited) determined in accordance with statutory accounting practices prescribed or permitted by insurance regulatory authorities. As of March 31, 2003, the Insurer had admitted assets of $9.3 billion (unaudited), total liabilities of $6.1 billion (unaudited), and total capital and surplus of $3.2 billion (unaudited) determined in accordance with statutory accounting practices prescribed or permitted by insurance regulatory authorities.

   Furthermore, copies of the Insurer's year end financial statements prepared in accordance with statutory accounting practices are available without charge from the Insurer. A copy of the Annual

Report on Form 10-K of the Company is available from the Insurer or the Securities and Exchange Commission. The address of the Insurer is 113 King Street, Armonk, New York 10504. The telephone number of the Insurer is (914) 273-4545. The Insurer's SEC filings are also available to the public over the Internet at the Insurer's web site at http://www.mbia.com.

   The Insurer's policy unconditionally and irrevocably guarantees to the Nuveen Insured Municipal Bond Fund the full and complete payment required to be made by or on behalf of the Issuer to the Paying Agent or its successor of an amount equal to (i) the principal of (either at the stated maturity or by an advancement of maturity pursuant to a mandatory sinking fund payment) and interest on, the Municipal Obligations as such payments shall become due but shall not be so paid (except that in the event of any acceleration of the due date of such principal by reason of mandatory or optional redemption or acceleration resulting from default or otherwise, other than any advancement of maturity pursuant to a mandatory sinking fund payment, the payments guaranteed by the Insurer's policy shall be made in such amounts and at such times as such payments of principal would have been due had there not been any such acceleration) and (ii) the reimbursement of any such payment which is subsequently recovered from the Fund pursuant to a final judgment by a court of competent jurisdiction that such payment constitutes an avoidable preference to the Fund within the meaning of any applicable bankruptcy law (a "Preference").

   The Insurer's policy does not insure against loss of any prepayment premium which may at any time be payable with respect to any Municipal Obligation. The Insurer's policy does not, under any circumstance, insure against loss relating to: (i) optional or mandatory redemptions (other than mandatory sinking fund redemptions); (ii) any payments to be made on an accelerated basis; (iii) payments of the purchase price of Municipal Obligations upon tender by an owner thereof; or (iv) any Preference relating to (i) through (iii) above. The Insurer's policy also does not insure against nonpayment of principal of or interest on the Municipal Obligations resulting from the insolvency, negligence or any other act or omission of the Paying Agent or any other paying agent for the Municipal Obligations.

   With respect to small issue industrial development bonds and pollution control revenue bonds covered by the policy, the Insurer guarantees the full and complete payments required to be made by or on behalf of an issuer of such bonds if there occurs pursuant to the terms of the bonds an event which results in the loss of the tax-exempt status of interest on such bonds, including principal, interest or premium payments payable thereon, if any, as and when required to be made by or on behalf of the issuer pursuant to the terms of such bonds.

   When the Insurer receives from the paying agent or the Fund, (1) telephonic or telegraphic notice (subsequently confirmed in writing by registered or certified mail), or (2) written notice by registered or certified mail, that a required payment of any insured amount which is then due has not been made, the Insurer on the due date of such payment or within one business day after receipt of notice of such nonpayment, whichever is later, will make a deposit of funds, in an account with State Street Bank and Trust Company, N.A., in New York, New York, or its successor, sufficient for the payment of any such insured amounts which are then due. Upon presentment and surrender of such Municipal Obligations or presentment of such other proof of ownership of the Municipal Obligations, together with any appropriate instruments of assignment to evidence the assignment of the insured amounts due on the Municipal Obligations as are paid by the Insurer, and appropriate instruments to effect the appointment of the Insurer as agent for the Fund in any legal proceeding related to payment of insured amounts on Municipal Obligations, such instruments being in a form satisfactory to State Street Bank and Trust Company, N.A., State Street Bank and Trust Company, N.A. shall disburse to the Fund or the paying agent payment of the insured amounts due on such Municipal Obligations, less any amount held by the paying agent for the payment of such insured amounts and legally available therefor.

   Financial Guaranty Insurance Company ("Financial Guaranty")

   The Portfolio Insurance Policy is non-cancellable except for failure to pay the premium. The premium rate for each purchase of a security covered by the Portfolio Insurance Policy is fixed for the life of the Insured Bond. The insurance premiums are payable monthly by the Fund and are adjusted for purchases, sales and payments prior to maturity of Insured Bonds during the month. In the event of a sale of any Insured Bond by the Fund or payment thereof prior to maturity, the Portfolio Insurance policy terminates as to such Insured Bond.

   Under the provisions of the Portfolio Insurance Policy, Financial Guaranty unconditionally and irrevocably agrees to pay to State Street Bank and Trust Company, or its successor, as its agent (the "Fiscal Agent"), that portion of the principal of and interest on the Insured Bonds which shall become due for payment but shall be unpaid by reason of nonpayment by the issuer of the Insured Bonds. The term "due for payment" means, when referring to the principal of an Insured Bond, its stated maturity date or the date on which it shall have been called for mandatory sinking fund redemption and does not refer to any earlier date on which payment is due by reason of call for redemption (other than by mandatory sinking fund redemption), acceleration or other advancement of maturity and means, when referring to interest on an Insured Bond, the stated date for payment of interest. In addition, the Portfolio Insurance Policy covers nonpayment by the issuer that results from any payment of principal or interest made by such issuer on the Insured Bond to the Fund which has been recovered from the Fund or its shareholders pursuant to the United States Bankruptcy Code by a trustee in bankruptcy in accordance with a final, nonappealable order of a court having competent jurisdiction.

   Financial Guaranty will make such payments to the Fiscal Agent on the date such principal or interest becomes due for payment or on the business day next following the day on which Financial Guaranty shall have received notice of nonpayment, whichever is later. The Fiscal Agent will disburse the Trustee the face amount of principal and interest which is then due for payment but is unpaid by reason of nonpayment by the issuer, but only upon receipt by the Fiscal Agent of (i) evidence of the Trustee's right to receive payment of the principal or interest due for payment and (ii) evidence, including any appropriate instruments of assignment, that all of the rights to payment of such principal or interest due for payment thereupon shall vest in Financial Guaranty. Upon such disbursement, Financial Guaranty shall become the owner of the Insured Bond, appurtenant coupon or right to payment of principal or interest on such Insured Bond and shall be fully subrogated to all of the Trustee's rights thereunder, including the right to payment, thereof.

   In determining whether to insure municipal securities held in the Fund, Financial Guaranty will apply its own standards which are not necessarily the same as the criteria used in regard to the selection of securities by the Fund.

   Certain of the municipal securities insured under the Portfolio Insurance Policy may also be insured under an insurance policy obtained by the issuer of such municipal securities. The premium for any insurance policy or policies obtained by an issuer or Insured Bonds has been paid in advance by such issuer and any such policy or policies are non-cancellable and will continue in force so long as the Insured Bonds so insured are outstanding. Financial Guaranty has also agreed, if requested by the Funds on or before the fifth day preceding the 1st day of any month, to insure to maturity Insured

Bonds sold by the Trustee during the month immediately following such request of the Fund. The premium for any such insurance to maturity provided by Financial Guaranty is paid by the Fund and any such insurance is non-cancellable and will continue in force so long as the Bonds so insured are outstanding.

   Financial Guaranty is a wholly-owned subsidiary of FGIC Corporation (the "Corporation"), a Delaware holding company. The Corporation is a subsidiary of General Electric Capital Corporation ("GE Capital"). Neither the Corporation nor GE Capital is obligated to pay the debts of or the claims against Financial Guaranty. Financial Guaranty is a monoline financial guaranty insurer domiciled in the State of New York and subject to regulation by the State of New York Insurance Department. As of March 31, 2003, the total capital and surplus of Financial Guaranty was $1.028 billion. Financial Guaranty prepares financial statements on the basis of both statutory accounting principles and generally accepted accounting principles. Copies of such financial statements may be obtained by writing to Financial Guaranty at 125 Park Avenue, New York, New York 10017, Attention: Communications Department (telephone number: (212) 312-3000) or to the New York State Insurance Department at 25 Beaver Street, New York, New York 10004-2319, Attention: Financial Condition Property/Casualty Bureau (telephone number: (212) 480-5187).

   The policies of insurance obtained by the Fund from Financial Guaranty and the negotiations in respect thereof represent the only relationship between Financial Guaranty and the Fund. Otherwise neither Financial Guaranty nor its parent, FGIC Corporation, or any affiliate thereof has any significant relationship, direct or indirect, with the Funds or the Board of Trustees of the Funds.

   The above municipal bond insurers have insurance claims-paying ability ratings of AAA from S&P and Aaa from Moody's. Financial Guaranty also has an insurance claims-paying ability rating of AAA from Fitch.

   An S&P insurance claims-paying ability rating is an assessment of an operating insurance company's financial capacity to meet obligations under an insurance policy in accordance with its terms. An insurer with an insurance claims-paying ability rating of AAA has the highest rating assigned by S&P. Capacity to honor insurance contracts is adjudged by S&P to be extremely strong and highly likely to remain so over a long period of time. A Moody's insurance claims-paying ability rating is an opinion of the ability of an insurance company to repay punctually senior policyholder obligations and claims. An insurer with an insurance claims-paying ability rating of Aaa is adjudged by Moody's to be of the best quality. In the opinion of Moody's, the policy obligations of an insurance company with an insurance claims-paying ability rating of Aaa carry the smallest degree of credit risk and, while the financial strength of these companies is likely to change, such changes as can be visualized are most unlikely to impair the company's fundamentally strong position.

   An insurance claims-paying ability rating by S&P or Moody's does not constitute an opinion on any specific contract in that such an opinion can only be rendered upon the review of the specific insurance contract. Furthermore, an insurance claims-paying ability rating does not take into account deductibles, surrender or cancellation penalties or the timeliness of payment, nor does it address the ability of a company to meet nonpolicy obligations (i.e., debt contracts).

   The assignment of ratings by S&P or Moody's to debt issues that are fully or partially supported by insurance policies, contracts or guarantees is a separate process form the determination of claims-paying ability ratings. The likelihood of a timely flow of funds from the insurer to the trustee for the bondholders is a key element in the rating determination for such debt issues.

   S&P's and Moody's ratings are not recommendations to buy, sell or hold the Municipal Obligations insured by policies issued by Ambac Assurance, Financial Security, MBIA or Financial Guaranty and such ratings may be subject to revision or withdrawal at any time by the rating agencies. Any downward revision or withdrawal of either or both ratings may have an adverse effect on the market price of the Municipal Obligations insured by policies issued by Ambac Assurance, Financial Security, MBIA or Financial Guaranty.

   S&P's ratings of Ambac Assurance, Financial Security, MBIA and Financial Guaranty should be evaluated independent of Moody's ratings. Any further explanation as to the significance of the ratings may be obtained only from the applicable rating agency. See Appendix A for more information about ratings by Moody's, S&P, and Fitch.

Portfolio Trading and Turnover

   The Funds will make changes in their investment portfolio from time to time in order to take advantage of opportunities in the municipal market and to limit exposure to market risk. The Funds may also engage to a limited extent in short-term trading consistent with their investment objective. Securities may be sold in anticipation of market decline or purchased in anticipation of market rise and later sold. In addition, a security may be sold and another of comparable quality purchased at approximately the same time to take advantage of what Nuveen Advisory believes to be a temporary disparity in the normal yield relationship between the two securities. Each Fund may make changes in its investment portfolio in order to limit its exposure to changing market conditions. Changes in a Fund's investments are known as "portfolio turnover." While it is impossible to predict future portfolio turnover rates, the annual portfolio turnover rate for each Fund is generally not expected to exceed 75%. However, each Fund reserves the right to make changes in its investments whenever it deems such action advisable and, therefore, a Fund's annual portfolio turnover rate may exceed 75% in particular years depending upon market conditions.

   The portfolio turnover rates for the 2002 and 2003 fiscal year-ends of the Funds were:

                                                            Fiscal Year
                                                            -----------
                                                            2002  2003
                                                            ----  ----
           Nuveen High Yield Municipal Bond Fund........... 21%   24%

           Nuveen All-American Municipal Bond Fund.........  29    25

           Nuveen Insured Municipal Bond Fund..............  35    31

           Nuveen Intermediate Duration Municipal Bond Fund  15    28

           Nuveen Limited Term Municipal Bond Fund.........  26    31

When-Issued or Delayed-Delivery Securities

   Each Fund may purchase and sell Municipal Obligations on a when-issued or delayed-delivery basis. When-issued and delayed-delivery transactions arise when securities are purchased or sold with payment and delivery beyond the regular settlement date. (When-issued transactions normally settle within 15-45 days.) On such transactions the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment. The commitment to purchase securities on a when-issued or delayed-delivery basis may involve an element of risk because the value of the securities is subject to market fluctuation, no interest accrues to the purchaser prior to settlement of the transaction, and at the time of delivery the market value may be less than cost. At the time a Fund makes the commitment to purchase a Municipal Obligation on a when-issued or delayed-delivery basis, it will record the transaction and reflect the amount due and the value of the security in determining its net asset value. Likewise, at the time a Fund makes the commitment to sell a Municipal Obligation on a delayed-delivery basis, it will record the transaction and include the proceeds to be received in determining its net asset value; accordingly, any fluctuations in the value of the Municipal Obligation sold pursuant to a delayed-delivery commitment are ignored in calculating net asset value so long as the commitment remains in effect. The Funds will maintain designated readily marketable assets at least equal in value to commitments to purchase when-issued or delayed-delivery securities, such assets to be segregated by the Custodian specifically for the settlement of such commitments. The Funds will only make commitments to purchase Municipal Obligations on a when-issued or delayed-delivery basis with the intention of actually acquiring the securities, but the Funds reserve the right to sell these securities before the settlement date if it is deemed advisable. If a when-issued security is sold before delivery any gain or loss would not be tax-exempt. The Funds commonly engage in when-issued transactions in order to purchase or sell newly-issued Municipal Obligations, and may engage in delayed-delivery transactions in order to manage its operations more effectively.

   Each Fund also may buy when-issued and delayed-delivery securities that settle more than 60 days after purchase. These transactions are called "forwards." Municipal "forwards" pay higher interest after settlement than standard bonds, to compensate the buyer for bearing market risk and deferring income during the settlement period, and can often be bought at attractive prices and yields. If a Fund knows that a portfolio bond will, or is likely to, be called or mature on a specific future date, the Fund may buy forwards settling on or about that date to replace the called or maturing bond and "lock in" a currently attractive interest rate. The High Yield Fund also may invest up to 15% of its assets in forwards that do not serve to replace a specific portfolio bond.

Hedging and Other Defensive Actions

   Each Fund may periodically engage in hedging transactions. Hedging is a term used for various methods of seeking to preserve portfolio capital value by offsetting price changes in one investment through making another investment whose price should tend to move in the opposite direction. It may be desirable and possible in various market environments to partially hedge the portfolio against fluctuations in market value due to interest rate fluctuations by investment in financial futures and index futures as well as related put and call options on such instruments. Both parties entering into an index or financial futures contract are required to post an initial deposit of 1% to 5% of the total contract price. Typically, option holders enter into offsetting closing transactions to enable settlement in cash rather than take delivery of the position in the future of the underlying security. Each Fund will only sell covered futures contracts, which means that the Fund segregates assets equal to the amount of the obligations.

   These transactions present certain risks. In particular, the imperfect correlation between price movements in the futures contract and price movements in the securities being hedged creates the possibility that losses on the hedge by a Fund may be greater than gains in the value of the securities in such series' portfolio. In addition, futures and options markets may not be liquid in all circumstances. As a result, in volatile markets, a Fund may not be able to close out the transaction without incurring losses substantially greater than the initial deposit. Finally, the potential daily deposit requirements in futures contracts create an ongoing greater potential financial risk than do options transactions, where the exposure is limited to the cost of the initial premium. Losses due to hedging transactions will reduce yield. Net gains, if any, from hedging and other portfolio transactions will be distributed as taxable distributions to shareholders.

   No Fund will make any investment (whether an initial premium or deposit or a subsequent deposit) other than as necessary to close a prior investment if, immediately after such investment, the sum of the amount of its premiums and deposits would exceed 5% of such series' net assets. Each series will invest in these instruments only in markets believed by the investment adviser to be active and sufficiently liquid. For further information regarding these investment strategies and risks presented thereby, see Appendix B to this Statement of Additional Information.

   Each Fund reserves the right for liquidity or defensive purposes (such as thinness in the market for municipal securities or an expected substantial decline in value of long-term obligations), to temporarily invest up to 20% of its assets in obligations issued or guaranteed by the U.S. government and its agencies or instrumentalities, including up to 5% in adequately collateralized repurchase agreements relating thereto. Interest on each instrument is taxable for federal income tax purposes and would reduce the amount of tax-free interest payable to shareholders.

Other Investment Policies and Techniques of the High Yield Fund

    Illiquid Securities

   The High Yield Fund may invest in illiquid securities (i.e., securities that are not readily marketable). For purposes of this restriction, illiquid securities include, but are not limited to, restricted securities (securities the disposition of which is restricted under the federal securities laws), securities that may only be resold pursuant to Rule 144A under the Securities Act of 1933, as amended (the "Securities Act"), but that are deemed to be illiquid; and repurchase agreements with maturities in excess of seven days. However, the Fund will not acquire illiquid securities if, as a result, such securities would comprise more than 15% of the value of the Fund's net assets. The Board of Trustees or its delegate has the ultimate authority to determine, to the extent permissible under the federal securities laws, which securities are liquid or illiquid for purposes of this 15% limitation. The Board of Trustees has delegated to Nuveen Advisory the day-to-day determination of the illiquidity of any fixed-income security, although it has retained oversight and ultimate responsibility for such determinations. Although no definitive liquidity criteria are used, the Board of Trustees has directed Nuveen Advisory to look to such factors as (i) the nature of the market for a security (including the institutional private resale market; the frequency of trades and quotes for the security; the number of dealers willing to purchase or sell the security; and the amount of time normally needed to dispose of the security, the method of soliciting offers and the mechanics of transfer), (ii) the terms of certain securities or other instruments allowing for the disposition to a third party or the issuer thereof (e.g., certain repurchase obligations and demand instruments), and (iii) other permissible relevant facts.

   Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act. Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than that which prevailed when it decided to sell. Illiquid securities will be priced at fair value as determined in good faith by the Board of Trustees or its delegate. If, through the appreciation of illiquid securities or the depreciation of liquid securities, the Fund should be in a position where more than 15% of the value of its net assets are invested in illiquid securities, including restricted securities which are not readily marketable, the Fund will take such steps as is deemed advisable, if any, to protect liquidity.

    Structured Notes

   The High Yield Fund may invest in structured notes, including "total rate of return swaps" with rates of return determined by reference to the total rate of return on one or more loans references in such notes. The rate of return on a structured note may be determined by applying a multiplier to the rate of total return on the referenced loan or loans. Application of a multiplier is comparable to the use of leverage which magnifies the potential for gain and the risk of loss because a relatively small decline in the value of a referenced note could result in a relatively large loss in the value of the structured note.

    Mortgage-Backed Securities

   The High Yield Fund may invest in fixed-income obligations backed by a pool of mortgages. Mortgage-backed securities are issued both by U.S. government agencies, including the Government National Mortgage Association (GNMA) the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC) and by private entities. The payment of interest and principal on securities issued by U.S. government agencies is guaranteed by the full faith and credit of the U.S. government (in the case of GNMA securities) or the issuer (in the case of FNMA and FHLMC securities). However, the guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates. Mortgage-backed securities issued by private entities are structured similarly to mortgage-backed securities issued by GNMA, FNMA and FHLMC. These securities and the underlying mortgages are not guaranteed by government agencies. However, these securities generally are structured with one or more types of credit enhancement by a third party. Mortgage-backed securities permit borrowers to prepay their underlying mortgages. Prepayments by borrowers on underlying obligations can alter the effective maturity of these instruments.

    Zero Coupon Bonds

   The Funds may invest in zero coupon bonds. Zero coupon bonds make no periodic interest payments, but are sold at a deep discount from their face value. The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. The discount varies depending on the time remaining until maturity, market interest rates, and the issuer's perceived credit quality. The discount, in the absence of financial difficulties of the issuer, typically decreases as the final maturity date approaches. If the issuer defaults, the Fund may not receive any return on its investment. Because zero coupon securities pay no coupon interest, their value is generally more volatile when interest rates change than the value of bonds of the same maturity that pay coupon interest.

    Standby Commitments

   The High Yield Fund may obtain standby commitments when it purchases Municipal Obligations. A standby commitment gives the holder the right to sell the underlying security to the seller at an agreed-upon price on certain dates or within a specified period. The Fund will acquire standby commitments solely to facilitate portfolio liquidity and not with a view to exercising them at a time when the exercise price may exceed the current value of the underlying securities. If the exercise price of a standby commitment held by the Fund should exceed the current value of the underlying securities, the Fund may refrain from exercising the standby commitment in order to avoid causing the issuer of the standby commitment to sustain a loss and thereby jeopardizing the Fund's business relationship with the issuer. The Fund will enter into standby commitments only with banks and securities dealers that, in the opinion of Nuveen Advisory, present minimal credit risks. However, if a securities dealer or bank is unable to meet its obligation to repurchase the security when the Fund exercises a standby commitment, the Fund might be unable to recover all or a portion of any loss sustained from having to sell the security elsewhere. Standby commitments will be valued at zero in determining the Fund's net asset value.

    Lending of Portfolio Securities

   The High Yield Fund may lend its portfolio securities, up to 33 1/3% of its total assets, including collateral received, to broker-dealers or institutional investors. Such loans will be secured continuously by collateral at least equal to the value of the securities lent by "marking to market" daily. The Fund will continue to receive the equivalent of the interest or dividends paid by the issuer of the securities lent and will retain the right to call, upon notice, the lent securities. The Fund may also receive interest on the investment of the collateral or a fee from the borrower as compensation for the loan. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail.

    Short-Term Investments

   The Prospectus discusses briefly the ability of the Funds to invest a portion of their assets in federally tax-exempt or taxable short-term securities or shares of money market funds ("short-term investments"). Short-term investments will not exceed 20% of a Fund's assets except when made for defensive purposes. The Funds will invest only in taxable short-term investments that are either U.S. government securities or are rated within the highest grade by Moody's, S&P, or Fitch and mature within one year from the date of purchase or carry a variable or floating rate of interest. See Appendix A for more information about ratings by Moody's, S&P, and Fitch.

   The Funds may invest in the following federally tax-exempt short-term investments:

      Bond Anticipation Notes (BANs) are usually general obligations of state and local governmental issuers which are sold to obtain interim financing for projects that will eventually be funded through the sale of long-term debt obligations or bonds. The ability of an issuer to meet its obligations on its BANs is primarily dependent on the issuer's access to the long-term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal and interest on the BANs.

      Tax Anticipation Notes (TANs) are issued by state and local governments to finance the current operations of such governments. Repayment is generally to be derived from specific future tax revenues. Tax anticipation notes are usually general obligations of the issuer. A weakness in an issuer's capacity to raise taxes due to, among other things, a decline in its tax base or a rise in delinquencies, could adversely affect the issuer's ability to meet its obligations on outstanding TANs.

      Revenue Anticipation Notes (RANs) are issued by governments or governmental bodies with the expectation that future revenues from a designated source will be used to repay the notes. In general, they also constitute general obligations of the issuer. A decline in the receipt of projected revenues, such as anticipated revenues from another level of government, could adversely affect an issuer's ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal and interest on RANs.

      Construction Loan Notes are issued to provide construction financing for specific projects. Frequently, these notes are redeemed with funds obtained from the Federal Housing Administration.

      Bank Notes are notes issued by local government bodies and agencies as those described above to commercial banks as evidence of borrowings. The purposes for which the notes are issued are varied but they are frequently issued to meet short-term working capital or capital-project needs. These notes may have risks similar to the risks associated with TANs and RANs.

      Tax-Exempt Commercial Paper (Municipal Paper) represents very short-term unsecured, negotiable promissory notes, issued by states, municipalities and their agencies. Payment of principal and interest on issues of municipal paper may be made from various sources, to the extent the funds are available therefrom. Maturities of municipal paper generally will be shorter than the maturities of TANs, BANs or RANs. There is a limited secondary market for issues of municipal paper.

   Certain Municipal Obligations may carry variable or floating rates of interest whereby the rate of interest is not fixed, but varies with changes in specified market rates or indices, such as a bank prime rate or a tax-exempt money market index.

   While these various types of notes as a group represent the major portion of the tax-exempt note market, other types of notes are occasionally available in the marketplace and the Fund may invest in such other types of notes to the extent permitted under its investment objective, policies and limitations. Such notes may be issued for different purposes and may be secured differently from those mentioned above.

   Money Market Funds that pay interest income exempt from regular federal and, in some cases, state and local income taxes. The Fund will bear its proportionate share of the money market fund's fees and expenses.

      U.S. Government Direct Obligations are issued by the United States Treasury and include bills, notes and bonds.

       --Treasury bills are issued with maturities of up to one year. They are issued in bearer form, are sold on a discount basis and are payable at par value at maturity.

       --Treasury notes are longer-term interest bearing obligations with original maturities of one to seven years.

       --Treasury bonds are longer-term interest-bearing obligations with original maturities from five to thirty years.

   U.S. Government Agencies Securities--Certain federal agencies have been established as instrumentalities of the United States Government to supervise and finance certain types of activities. These agencies include, but are not limited to, the Bank for Cooperatives, Federal Land Banks, Federal Intermediate Credit Banks, Federal Home Loan Banks, Federal National Mortgage Association, Government National Mortgage Association, Export-Import Bank of the United States, and Tennessee Valley Authority. Issues of these agencies, while not direct obligations of the United States Government, are either backed by the full faith and credit of the United States or are guaranteed by the Treasury or supported by the issuing agencies' right to borrow from the Treasury. There can be no assurance that the United States Government itself will pay interest and principal on securities as to which it is not legally so obligated.

   The Funds may also invest in the following taxable short-term investments:

   Certificates of Deposit (CDs)--A certificate of deposit is a negotiable interest bearing instrument with a specific maturity. CDs are issued by banks in exchange for the deposit of funds and normally can be traded in the secondary market, prior to maturity. The Fund will only invest in U.S. dollar denominated CDs issued by U.S. banks with assets of $1 billion or more.

   Commercial Paper--Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations. Maturities on these issues vary from a few days to nine months. Commercial paper may be purchased from U.S. corporations.

   Money Market Funds--These funds pay interest income that is taxable on the federal and state levels. The Funds will bear their proportionate share of the money market fund's fees and expenses.

   Other Corporate Obligations--The Funds may purchase notes, bonds and debentures issued by corporations if at the time of purchase there is less than one year remaining until maturity or if they carry a variable or floating rate of interest.

   Repurchase Agreements--A repurchase agreement is a contractual agreement whereby the seller of securities (U.S. government or Municipal Obligations) agrees to repurchase the same security at a specified price on a future date agreed upon by the parties. The agreed upon repurchase price determines the yield during a Fund's holding period. Repurchase agreements are considered to be loans collateralized by the underlying security that is the subject of the repurchase contract. The Funds will only enter into repurchase agreements with dealers, domestic banks or recognized financial institutions that in the opinion of Nuveen Advisory present minimal credit risk. The risk to the Funds is limited to the ability of the issuer to pay the agreed-upon repurchase price on the delivery date; however, although the value of the underlying collateral at the time the transaction is entered into always equals or exceeds the agreed-upon repurchase price, if the value of the collateral declines there is a risk of loss of both principal and interest. In the event of default, the collateral may be sold but a Fund might incur a loss if the value of the collateral declines, and might incur disposition costs or experience delays in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization upon the collateral by a Fund may be delayed or limited. Nuveen Advisory will monitor the value of collateral at the time the transaction is entered into and at all times subsequent during the term of the repurchase agreement in an effort to determine that the value always equals or exceeds the agreed upon price. In the event the value of the collateral declined below the repurchase price, Nuveen Advisory will demand additional collateral from the issuer to increase the value of the collateral to at least that of the repurchase price. Each of the Funds will not invest more than 10% of its assets in repurchase agreements maturing in more than seven days.

MANAGEMENT OF THE TRUST

Trustees and Officers

   The management of the Trust, including general supervision of the duties performed for the Trust under the Investment Management Agreement, is the responsibility of the Board of Trustees of the Trust. The number of trustees of the Trust is currently set at 12, one of whom is an "interested person" (as the term is defined in the Investment Company Act of 1940) and 11 of whom are not interested persons (after referred to as "independent trustee"). None of the independent trustees has ever been a trustee, director or employee of, or consultant to, Nuveen or its affiliates. The names and business addresses of the trustees and officers of the Trust, their principal occupations and other affiliations during the past five years, the number of portfolios each oversees and other directorships they hold are set forth below.

                                                                                        Number of
                                                                                       Portfolios
                         Positions and Offices                                           in Fund
                             with the Trust             Principal Occupations            Complex
    Name, Birthdate      and Year First Elected     Including Other Directorships      Overseen by
      and Address             or Appointed             During Past Five Years            Trustee
    ---------------      ----------------------     -----------------------------      -----------

Trustee who is an interested person of the Trust:
-------------------------------------------------

Timothy R. Schwertfeger*   Chairman of the      Chairman and Director (since 1996)         140
3/28/49                    Boards and Trustee   of Nuveen Investments, Inc.,
333 West Wacker Drive      1996                 Nuveen Investments, LLC, Nuveen
Chicago, IL 60606                               Advisory Corp. and Nuveen
                                                Institutional Advisory Corp.;
                                                Chairman and Director (since 1997)
                                                of Nuveen Asset Management, Inc.;
                                                Director (since 1996) of Institutional
                                                Capital Corporation; Chairman and
                                                Director (since 1999) of Rittenhouse
                                                Asset Management, Inc.; Chairman
                                                (since 2002) of Nuveen Investment
                                                Advisers Inc.

--------
  *Mr. Schwertfeger is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, because he is an officer and director of Nuveen Advisory.

                                 Positions
                                and Offices
                                 with the                                     Number of
                                   Trust                                      Portfolios
                                 and Year                                      in Fund
                                   First          Principal Occupations        Complex
                                Elected or    Including Other Directorships    Overseen
  Name and Address    Birthdate  Appointed       During Past Five Years       by Trustee
  ----------------    --------- ----------- --------------------------------- ----------

Trustees who are not interested persons of the Trust:
-----------------------------------------------------
William E. Bennett    10/16/46   Trustee,   Private Investor; previously,        140
333 West Wacker Drive            2003       President and Chief Executive
Chicago, IL 60606                           Officer, Draper & Kramer, Inc.,
                                            a private company that handles
                                            mortgage banking, real estate
                                            development, pension advisory
                                            and real estate management
                                            (1995-1998). Prior thereto,
                                            Executive Vice President and
                                            Chief Credit Officer of First
                                            Chicago Corporation and its
                                            principal subsidiary, The First
                                            National Bank of Chicago.

Robert P. Bremner      8/22/40   Trustee,   Private Investor and                 134
333 West Wacker Drive            1997       Management Consultant.
Chicago, Il 60606

Lawrence H. Brown      7/29/34   Trustee,   Retired (since 1989) as Senior       134
333 West Wacker Drive            1993       Vice President of The Northern
Chicago, Il 60606                           Trust Company; Director of the
                                            United Way of Highland Park-
                                            Highwood (since 2002).

Jack B. Evans         10/22/48   Trustee,   President, The Hall-Perrine           70
333 West Wacker Drive            2003       Foundation, a private
Chicago, IL 60606                           philanthropic corporation
                                            (since 1996); Director, Alliant
                                            Energy; Director and Vice
                                            Chairman, United Fire &
                                            Casualty Company; Director,
                                            Federal Reserve Bank of
                                            Chicago; formerly, President
                                            and Chief Operating Officer,
                                            SCI Financial Group, Inc., a
                                            regional financial services firm.

                                 Positions
                                and Offices
                                 with the                                      Number of
                                   Trust                                       Portfolios
                                 and Year                                       in Fund
                                   First          Principal Occupations         Complex
                                Elected or    Including Other Directorships     Overseen
  Name and Address    Birthdate  Appointed       During Past Five Years        by Trustee
  ----------------    --------- ----------- ---------------------------------- ----------

Trustees who are not interested persons of the Trust:
-----------------------------------------------------
Anne E. Impellizzeri   1/26/33   Trustee,   Retired, formerly Executive           134
333 West Wacker Drive            1994       Director (1998-2001) of
Chicago, IL 60606                           Manitoga (Center for Russel
                                            Wright's Design with Nature);
                                            formerly, President and
                                            Executive Officer of Blanton-
                                            Peale Institutes Chief of
                                            Religion and Health (since
                                            1990); prior thereto, Vice
                                            President, Metropolitan Life
                                            Insurance Co.

William L. Kissick     7/29/32   Trustee,   Professor Emeritus, School of          70
333 West Wacker Drive            2003       Medicine and the Wharton
Chicago, IL 60606                           School of Management and
                                            former Chairman, Leonard
                                            Davis Institute of Health
                                            Economics, University of
                                            Pennsylvania; Adjunct
                                            Professor, Health Policy and
                                            Management, Yale University.

Thomas E. Leafstrand  11/11/31   Trustee,   Retired; previously, Vice              70
333 West Wacker Drive            2003       President in charge of
Chicago, IL 60606                           Municipal Underwriting and
                                            Dealer Sales at The Northern
                                            Trust Company.

Peter R. Sawers         4/3/33   Trustee,   Adjunct Professor of Business         134
333 West Wacker Drive            1991       and Economics, University of
Chicago, IL 60606                           Dubuque, Iowa; formerly
                                            (1991-2000) Adjunct Professor,
                                            Lake Forest Graduate School of
                                            Management, Lake Forest,
                                            Illinois; prior thereto, Executive
                                            Director, Towers Perrin
                                            Australia, a management

                                 Positions
                                and Offices
                                 with the                                  Number of
                                   Trust                                   Portfolios
                                 and Year                                   in Fund
                                   First        Principal Occupations       Complex
                                Elected or  Including Other Directorships   Overseen
  Name and Address    Birthdate  Appointed     During Past Five Years      by Trustee
  ----------------    --------- ----------- ------------------------------ ----------

Trustees who are not interested persons of the Trust:

-
                                            consulting firm; Chartered
                                            Financial Analyst; Director,
                                            Executive Service Corps of
                                            Chicago, a not-for-profit
                                            organization; Certified
                                            Management Consultant.

William J. Schneider   9/24/44   Trustee,   Senior Partner and Chief          134
333 West Wacker Drive            1997       Operating Officer, Miller-
Chicago, IL 60606                           Valentine Group, Vice
                                            President, Miller-Valentine
                                            Realty, a development and
                                            contract company; Chair,
                                            Miami Valley Hospital; Chair,
                                            Miami Valley Economic
                                            Development Coalition;
                                            formerly Member, Community
                                            Advisory Board, National City
                                            Bank, Dayton, Ohio and
                                            Business Advisory Council,
                                            Cleveland Federal Reserve
                                            Bank.

Judith M. Stockdale   12/29/47   Trustee,   Executive Director, Gaylord       134
333 West Wacker Drive            1997       and Dorothy Donnelley
Chicago, IL 60606                           Foundation (since 1994); prior
                                            thereto, Executive Director,
                                            Great Lakes Protection Fund
                                            (from 1990 to 1994).

Sheila W. Wellington   2/24/32   Trustee,   President (since 1993) of          70
333 West Wacker Drive            2003       Catalyst (a not-for-profit
Chicago, IL 60606                           organization focusing on
                                            women's leadership
                                            development in business and
                                            the professions).

                                                                                  Number of
                                                                                 Portfolios
                     Positions and Offices                                         in Fund
                         with the Trust            Principal Occupations           Complex
  Name, Birthdate    and Year First Elected    Including Other Directorships     Overseen by
    and Address           or Appointed            During Past Five Years           Officer
  ---------------    ----------------------    -----------------------------     -----------

Officers of the Trust:
----------------------

Gifford R. Zimmerman    Chief               Managing Director (since 2002),          140
9/9/56                    Administrative    Assistant Secretary and Associate
333 W. Wacker Drive       Officer           General Counsel, formerly, Vice
Chicago, IL 60606       1996                President and Assistant General
                                            Counsel, of Nuveen Investments,
                                            LLC; Managing Director (since
                                            2002), General Counsel (since 1998)
                                            and Assistant Secretary, formerly,
                                            Vice President of Nuveen Advisory
                                            Corp. and Nuveen Institutional
                                            Advisory Corp.; Managing Director
                                            (since 2002) and Assistant Secretary
                                            and Associate General Counsel,
                                            formerly, Vice President (since
                                            2000) of Nuveen Asset Management,
                                            Inc.; Assistant Secretary of Nuveen
                                            Investments, Inc. (since 1994);
                                            Assistant Secretary of NWQ
                                            Investment Management Company,
                                            LLC (since 2002); Vice President and
                                            Assistant Secretary of Nuveen
                                            Investments Advisers Inc. (since
                                            2002); Managing Director, Associate
                                            General Counsel and Assistant
                                            Secretary of Rittenhouse Asset
                                            Management, Inc. (since May 2003);
                                            Chartered Financial Analyst.

Michael T. Atkinson     Vice President      Vice President (since 2002),             140
2/3/66                    and Assistant     formerly, Assistant Vice President
333 W. Wacker Drive       Secretary         (since 2000), previously, Associate
Chicago, IL 60606       2000                of Nuveen Investments.

Paul L. Brennan         Vice President      Vice President (since 2002),             122
11/10/66                1999                formerly, Assistant Vice President
333 W. Wacker Drive                         (since 1997), of Nuveen Advisory
Chicago, IL 60606                           Corp.; Chartered Financial Analyst
                                            and Certified Public Accountant.

                                                                                   Number of
                                                                                  Portfolios
                    Positions and Offices                                           in Fund
                        with the Trust             Principal Occupations            Complex
  Name, Birthdate   and Year First Elected     Including Other Directorships      Overseen by
    and Address          or Appointed             During Past Five Years            Officer
  ---------------   ----------------------     -----------------------------      -----------

Peter H. D'Arrigo     Vice President and   Vice President of Nuveen                   140
11/28/67                Treasurer          Investments, LLC (since 1999), prior
333 W. Wacker Drive   1999                 thereto, Assistant Vice President
Chicago, IL 60606                          (from 1997); Vice President and
                                           Treasurer (since 1999) of Nuveen
                                           Investments, Inc.; Vice President
                                           and Treasurer (since 1999) of
                                           Nuveen Advisory Corp. and Nuveen
                                           Institutional Advisory Corp.; Vice
                                           President and Treasurer of Nuveen
                                           Asset Management, Inc. (since 2002)
                                           and of Nuveen Investment Advisers
                                           Inc. (since 2002); Assistant Treasurer
                                           of NWQ Investment Management
                                           Company, LLC (since 2002);
                                           Chartered Financial Analyst.

Susan M. DeSanto      Vice President       Vice President of Nuveen Advisory          140
9/8/54                2001                 Corp. (since 2001); previously, Vice
333 W. Wacker Drive                        President of Van Kampen
Chicago, IL 60606                          Investment Advisory Corp. (since
                                           1998).

Jessica R. Droeger    Vice President       Vice President (since 2002),               140
9/24/64                 and Secretary      Assistant Secretary and Assistant
333 W. Wacker Drive   2000                 General Counsel (since 1998)
Chicago, IL 60606                          formerly, Assistant Vice President
                                           (since 1998) of Nuveen Investments,
                                           LLC; Vice President (since 2002) and
                                           Assistant Secretary (since 1998)
                                           formerly, Assistant Vice President of
                                           Nuveen Advisory Corp.; and
                                           Nuveen Institutional Advisory Corp.

Lorna C. Ferguson     Vice President       Vice President of Nuveen                   140
10/24/45              1998                 Investments, LLC; Vice President
333 W. Wacker Drive                        (since 1998) of Nuveen Advisory
Chicago, IL 60606                          Corp. and Nuveen Institutional
                                           Advisory Corp.

                                                                                     Number of
                                                                                    Portfolios
                      Positions and Offices                                           in Fund
                          with the Trust             Principal Occupations            Complex
   Name, Birthdate    and Year First Elected     Including Other Directorships      Overseen by
     and Address           or Appointed             During Past Five Years            Officer
   ---------------    ----------------------     -----------------------------      -----------

William M. Fitzgerald   Vice President       Managing Director (since 2002),            140
3/2/64                  1997                 formerly, Vice President of Nuveen
333 W. Wacker Drive                          Investments; Managing Director
Chicago, IL 60606                            (since 1997), of Nuveen Advisory
                                             Corp. and Nuveen Institutional
                                             Advisory Corp.; Managing Director
                                             of Nuveen Asset Management, Inc.
                                             (since 2001); Vice President of
                                             Nuveen Investments Advisers Inc.
                                             (since 2002); Chartered Financial
                                             Analyst.

Stephen D. Foy          Vice President and   Vice President (since 1993) and            140
5/31/54                   Controller         Funds Controller (since 1998) of
333 W. Wacker Drive     1997                 Nuveen Investments, LLC, Vice
Chicago, IL 60606                            President and Funds Controller
                                             (since 1998) of Nuveen Investments,
                                             Inc.; Certified Public Accountant.

J. Thomas Futrell       Vice President       Vice President of Nuveen Advisory          122
7/5/55                  1997                 Corp.; Chartered Financial Analyst.
333 W. Wacker Drive
Chicago, IL 60606

Richard A. Huber        Vice President       Vice President of Nuveen                   122
3/26/63                 1997                 Institutional Advisory Corp. (since
333 W. Wacker Drive                          1998) and Nuveen Advisory Corp.
Chicago, IL 60606                            (since 1997); prior thereto, Vice
                                             President and Portfolio Manager of
                                             Flagship Financial, Inc.

Steven J. Krupa         Vice President       Vice President of Nuveen Advisory          122
8/21/57                 1997                 Corp.
333 W. Wacker Drive
Chicago, IL 60606

David J. Lamb           Vice President       Vice President (since 2000) of             140
3/22/63                 2000                 Nuveen Investments, LLC,
333 W. Wacker Drive                          previously Assistant Vice President
Chicago, IL 60606                            (since 1999); prior thereto, Associate
                                             of Nuveen Investments; Certified
                                             Public Accountant.

                                                                                       Number of
                                                                                      Portfolios
                        Positions and Offices                                           in Fund
                            with the Trust             Principal Occupations            Complex
    Name, Birthdate     and Year First Elected     Including Other Directorships      Overseen by
      and Address            or Appointed             During Past Five Years            Officer
    ---------------     ----------------------     -----------------------------      -----------
Tina M. Lazar             Vice President       Vice President of Nuveen                   140
8/27/61                   2002                 Investments, LLC (since 1999); prior
333 West Wacker Drive                          thereto, Assistant Vice President
Chicago, IL. 60606                             (since 1993).

Larry W. Martin           Vice President and   Vice President, Assistant Secretary        140
7/27/51                     Assistant          and Assistant General Counsel of
333 W. Wacker Drive         Secretary          Nuveen Investments, LLC; Vice
Chicago, IL 60606         1997                 President and Assistant Secretary of
                                               Nuveen Advisory Corp. and Nuveen
                                               Institutional Advisory Corp.;
                                               Assistant Secretary of Nuveen
                                               Investments, Inc.; Assistant Secretary
                                               of Nuveen Asset Management, Inc.
                                               (since 1997); Vice President (since
                                               2000), Assistant Secretary and
                                               Assistant General Counsel (since
                                               1998) of Rittenhouse Asset
                                               Management, Inc.; Vice President
                                               and Assistant Secretary of Nuveen
                                               Investments Advisers Inc. (since
                                               2002); Assistant Secretary of NWQ
                                               Investment Management Company,
                                               LLC (since 2002).

Edward F. Neild, IV       Vice President       Managing Director (since 2002),            140
7/7/65                    1997                 formerly, Vice President of Nuveen
333 W. Wacker Drive                            Investments; Managing Director
Chicago, IL 60606                              (since 1997) of Nuveen Advisory
                                               Corp. and Nuveen Institutional
                                               Advisory Corp.; Managing Director
                                               of Nuveen Asset Management, Inc.
                                               (since 1999); Chartered Financial
                                               Analyst.

Thomas J. O'Shaughnessy   Vice President       Vice President (since 2002),               122
9/4/60                    2002                 formerly, Assistant Vice President
333 W. Wacker Drive                            (1998), of Nuveen Advisory Corp.;
Chicago, IL 60606                              prior thereto, portfolio manager.

                                                                                Number of
                                                                               Portfolios
                    Positions and Offices                                        in Fund
                        with the Trust            Principal Occupations          Complex
  Name, Birthdate   and Year First Elected    Including Other Directorships    Overseen by
    and Address          or Appointed            During Past Five Years          Officer
  ---------------   ----------------------    -----------------------------    -----------

Thomas C. Spalding      Vice President     Vice President of Nuveen Advisory       122
7/31/51                 1997               Corp. and Nuveen Institutional
333 W. Wacker Drive                        Advisory Corp.; Chartered Financial
Chicago, IL 60606                          Analyst.

   The Board of Trustees has five standing committees: the executive committee, the audit committee, the nominating and governance committee, the dividend committee and the valuation committee.

   Robert P. Bremner, Anne E. Impellizzeri and Timothy R. Schwertfeger, Chair, serve as members of the executive committee of the Board of Trustees of the Fund. The executive committee, which meets between regular meetings of the Board of Trustees, is authorized to exercise all of the powers of the Board of Trustees.

   The audit committee monitors the accounting and reporting policies and practices of the Trust, the quality and integrity of the financial statements of the Trust, compliance by the Trust with legal and regulatory requirements and the independence and performance of the external and internal auditors. The members of the audit committee are William J. Schneider (Chair), William E. Bennett, Robert P. Bremner, Lawrence H. Brown, Jack B. Evans, Thomas E. Leafstrand and Peter R. Sawers.

   The nominating and governance committee is responsible for Board selection and tenure, selection and review of committees, and Board education and operations. In addition, the committee monitors performance of legal counsel and other service providers, periodically reviews and makes recommendations about any appropriate changes to director compensation, and has the resources and authority to discharge its responsibilities, including retaining special counsel and other experts or consultants at the expense of the Trust. In the event of a vacancy on the Board, the nominating and governance committee receives suggestions from various sources as to suitable candidates. Suggestions should be sent in writing to Lorna Ferguson, Vice President for Board Relations, Nuveen Investments, 333 West Wacker Drive, Chicago, IL 60606. The nominating and governance committee sets appropriate standards and requirements for nominations for new directors and reserves the right to interview all candidates and to make the final selection of any new directors. The members of the nominating and governance committee are Robert P. Bremner, Chair, William E. Bennett, Lawrence H. Brown, Jack B. Evans, Anne E. Impellizzeri, William L. Kissick, Thomas E. Leafstrand, Peter R. Sawers, William J. Schneider, Judith M. Stockdale and Sheila W. Wellington.

   The dividend committee is authorized to declare distributions on the Trust's shares including, but not limited to regular and special dividends, capital gains and ordinary income distributions. The members of the dividend committee are Timothy R. Schwertfeger, Chair, and Lawrence H. Brown, Jack B. Evans and Thomas E. Leafstrand.

   The valuation committee oversees the Trust's Pricing Procedures including, but not limited to, the review and approval of fair value pricing determinations made by Nuveen's Valuation Group. William E. Bennett, Chair, Lawrence H. Brown, Thomas E. Leafstrand and Judith M. Stockdale are the current members of the valuation committee.

   Trustees Evans, Kissick, Leafstrand and Wellington are directors or trustees, as the case may be, of 6 Nuveen open-end funds and 12 Nuveen closed-end funds managed by NIAC and 30 open-end funds and 22 closed-end funds managed by Nuveen Advisory Corp. Trustees Bremner, Brown, Impellizzeri, Sawers, Schneider and Stockdale are also directors or trustees, as the case may be, of 30 open-end and 92 closed-end funds managed by Nuveen Advisory Corp. and 6 open-end funds and 6 closed-end funds managed by NIAC. Mr. Schwertfeger and Mr. Bennett are directors or trustees, as the case may be, of 30 open-end funds and 92 closed-end funds advised by Nuveen Advisory Corp. and 6 open-end and 12 closed-end funds advised by Nuveen Institutional Advisory Corp.

   The following table sets forth the dollar range of equity securities beneficially owned by each trustee as of December 31, 2002:

                                                Aggregate Dollar Range of
                                                Equity Securities in All
                                                  Registered Investment
                               Dollar Range of    Companies Overseen by
                              Equity Securities   Trustee in Family of
      Name of Trustee           in the Trust      Investment Companies
      ---------------         ----------------- -------------------------
      Timothy R. Schwertfeger        $0                Over $100,000
      William E. Bennett.....        $0             $50,001-$100,000
      Robert P. Bremner......        $0              $10,001-$50,000
      Lawrence H. Brown......        $0             $50,001-$100,000
      Jack B. Evans..........        $0                Over $100,000
      Anne E. Impellizzeri...        $0              $10,001-$50,000
      William L. Kissick.....        $0             $50,001-$100,000
      Thomas E. Leafstrand...        $0                Over $100,000
      Peter R. Sawers........        $0                Over $100,000
      William S. Schneider...        $0                Over $100,000
      Judith M. Stockdale....        $0              $10,001-$50,000
      Sheila W. Wellington...        $0                Over $100,000

   No independent trustee who is not an interested person of the Trust owns beneficially or of record, any security of Nuveen Advisory, Nuveen or any person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with Nuveen Advisory or Nuveen.

   The Trust does not have a retirement or pension plan. The officers and trustees affiliated with Nuveen serve without any compensation from the Trust. The Trust has a deferred compensation plan (the "Plan") that permits any independent trustee who is not an "interested person" of the Trust to elect to defer receipt of all or a portion of his or her compensation as an independent trustee. The deferred compensation of a participating trustee is credited to a book reserve account of the Trust when the compensation would otherwise have been paid to the trustee. The value of the trustee's deferral account at any time is equal to the value that the account would have had if contributions to the account had been invested and reinvested in shares of one or more of the eligible Nuveen funds. At the time for commencing distributions from a trustee's deferral account, the independent trustee may elect to receive distributions in a lump sum or over a period of five years. The Trust will not be liable for any other fund's obligations to make distributions under the Plan.

   The following table sets forth compensation paid by the Trust to each of the independent trustees and the total compensation paid to each independent trustee during the fiscal year ended April 30, 2003.

                          Aggregate      Amount of Total    Total Compensation
                         Compensation   Compensation that     from Trust and
 Name of Trustee         From Trust/1/ Has Been Deferred/2/    Fund Complex
 ---------------         ------------  -------------------  ------------------
 Robert P. Bremner......   $10,317           $ 1,528            $85,000/3/
 Lawrence H. Brown......   $11,334           $    --            $88,500/3/
 Anne E. Impellizzeri...   $10,317           $10,165            $84,750/3/
 Peter R. Sawers........   $10,079           $10,006            $84,500/3/
 William J. Schneider...   $10,198           $10,217            $84,000/3/
 Judith M. Stockdale....   $10,373           $ 2,654            $84,000/3/
 William E. Bennett/5/..   $    --           $    --            $55,567/4/
 Jack B. Evans/5/.......   $    --           $    --            $51,833/4/
 William L. Kissick/5/..   $    --           $    --            $50,883/4/
 Thomas E. Leafstrand/5/   $    --           $    --            $53,783/4/
 Sheila W. Wellington/5/   $    --           $    --            $48,833/4/

--------
/(1)/The compensation paid to the independent trustees for the fiscal year ended April 30, 2003 for services to the Trust.

/(2)/Pursuant to a deferred compensation agreement with the Trust, deferred amounts are treated as though an equivalent dollar amount has been invested in shares of one or more eligible Nuveen Funds. The amounts provided are the total deferred fees (including the return from the assumed investment in the eligible Nuveen Funds) payable from the Trust.

/(3)/Based on the compensation paid (including any amounts deferred) to the trustees for the one year period ending April 30, 2003 for services to the open-end and closed-end funds advised by Nuveen Advisory.

/(4)/Based on the compensation paid (including any amounts deferred) to the trustees for the one year period ending April 30, 2003 for services to the open-end and closed-end funds advised by Nuveen Institutional Advisory.

/(5)/Trustee was elected to the Board of the Trust on July 28, 2003. No compensation was paid to the Trustee for the one year period ended April 30, 2003 for services to the Trust or any of the open-end and closed-end funds advised by Nuveen Advisory Corp.

   For all Nuveen Funds overseen, independent board members receive a $65,000 annual retainer plus (a) a fee of $2,000 per day for attendance in person or by telephone at a regularly scheduled meeting of the Board; (b) a fee of $1,000 per day for attendance in person where such in-person attendance is required and $500 per day for attendance by telephone or in person where in-person attendance is not required at a special, non-regularly scheduled, board meeting; (c) a fee of $1,000 per day for attendance by telephone or in person at an Audit Committee meeting where in-person attendance is required and $500 per day for attendance by telephone or in person where in-person attendance is not required; (d) a fee of $500 per day for attendance in person or by telephone for a meeting of the dividend committee; (e) a fee of $500 per day for attendance in person at all other committee meetings on a day on which no regularly scheduled Board meeting is held in which in-person attendance is not required, plus, in each case, expenses incurred in attending such meetings. Compensation to the independent board members is allocated among the Nuveen family of funds based on assets per fund. The Trust requires no employees other than its officers, all of whom are compensated by Nuveen Advisory or Nuveen.

   Nuveen Investments, Inc. maintains charitable contributions programs to encourage the active support and involvement of individuals in the civic activities of their community. These programs include a matching contributions program and a direct contributions program. The independent trustees of the funds managed by Nuveen Advisory are eligible to participate in the charitable contributions program of Nuveen Investments, Inc. Under the matching program, Nuveen Investments, Inc. will match the personal contributions of a trustee to
Section 501(c)(3) organizations up to an aggregate maximum amount of $10,000 during any calendar year. Under its direct (non-matching) program, Nuveen Investments, Inc. makes contributions to qualifying Section 501(c)(3) organizations, as approved by the Corporate Contributions Committee of Nuveen Investments, Inc. The independent trustees are also eligible to submit proposals to the committee requesting that contributions be made under this program to Section 501(c)(3) organizations identified by the trustee, in an aggregate amount not to exceed $5,000 during any calendar year. Any contribution made by Nuveen Investments, Inc. under the direct program is made solely at the discretion of the Corporate Contributions Committee.

   The officers and trustees of each Fund, in the aggregate, own less than 1% of the shares of each of the Funds.

   The following table sets forth the percentage ownership of each person, who, as of August 5, 2003, owns of record, or is known by Registrant to own of record or beneficially 5% or more of any class of a Fund's shares.

                                                              Percentage
                                                                  of
        NAME OF FUND AND CLASS NAME AND ADDRESS OF OWNER      Ownership
        ---------------------- ------------------------------ ----------
         All-American Fund--A  MLPF&S For the Sole Benefit      19.48%
                               of its Customers
                               Attn: Fund Admin. Sec 974T2
                               4800 Deer Lake Dr. E., Floor 3
                               Jacksonville, FL 32246-6484


         All-American--B       MLPF&S For the Sole Benefit      28.63%
                               of its Customers
                               Attn: Fund Admin. Sec 97NB8
                               4800 Deer Lake Dr. E., Floor 3
                               Jacksonville, FL 32246-6484


         All-American--C       MLPF&S For the Sole Benefit      45.96%
                               of its Customers
                               Attn: Fund Admin. 97BM0
                               4800 Deer Lake Dr. E., Floor 3
                               Jacksonville, FL 32246-6484


         All-American--R       Nikki L. Teik Ttee &              6.88%
                               Robert J. Teik Ttee
                               The Teik Family Trust
                               UA DTD 07/27/1998
                               20 Lakeside Dr.
                               S. Barrington, IL 60010-5311

                               Alice B. Bonnet                  11.26%
                               PO Box 669
                               La Porte, IN 46352-0669

                               Kenneth Z. Slater                20.40%
                               Richard J. Slater
                               The Kendall Trust U/A
                               6/20/02
                               c/o George Famigillo Jr. CPA
                               1634 Main St.
                               Sarasota, FL 34236-5811


         High Yield--A         MLPF&S                           12.42%
                               For its Customers
                               Attn: Fund Admin. 97E84
                               4800 Deer Lake Dr. E., Floor 3
                               Jacksonville, FL 32246-6484

                                                               Percentage
                                                                   of
       NAME OF FUND AND CLASS   NAME AND ADDRESS OF OWNER      Ownership
       ----------------------   ------------------------------ ----------
       High Yield--B            MLPF&S                           23.01%
                                For its Customers
                                Attn: Fund Admin.
                                4800 Deer Lake Dr. E., Floor 3
                                Jacksonville, FL 32246-6484


       High Yield--C            MLPF&S                           34.68%
                                For its Customers
                                Attn: Fund Admin.
                                4800 Deer Lake Dr. E., Floor 3
                                Jacksonville, FL 32246-6484


       High Yield--R            Charles L. Piskac                 8.02%
                                and Betty L. Piskac
                                JT WROS
                                4842 Knickerbocker St.
                                Houston, TX 77035-3428

                                Pershing, LLC                    12.97%
                                PO Box 2052
                                Jersey City, NJ 07303-2052

                                Kenneth Z. Slater                31.01%
                                Richard J. Slater
                                The Kendall Trust
                                c/o George Famigillo Jr. CPA
                                1634 Main St.
                                Sarasota, FL 34236-5811


       Insured--B               MLPF&S For the Benefit             13.08%
                                of its Customers
                                Attn: Fund Admin. 97NB1
                                4800 Deer Lake Dr. E., Floor 3
                                Jacksonville, FL 32246-6484


       Insured--C               MLPF&S For the Benefit           17.12%
                                of its Customers
                                Attn: Fund Admin. 97GW6
                                4800 Deer Lake Dr. E., Floor 3
                                Jacksonville, FL 32246-6484


       Intermediate Duration--A MLPF&S For the Benefit            9.49%
                                of its Customers
                                Attn: Fund Admin. 97GX8
                                4800 Deer Lake Dr. E., Floor 3
                                Jacksonville, FL 32246-6484


                                                               Percentage
                                                                   of
       NAME OF FUND AND CLASS   NAME AND ADDRESS OF OWNER      Ownership
       ----------------------   ------------------------------ ----------
       Intermediate Duration--B MLPF&S For the Benefit           35.58%
                                of its Customers
                                Attn: Fund Admin. 97NB0
                                4800 Deer Lake Dr. E., Floor 3
                                Jacksonville, FL 32246-6484


       Intermediate Duration--C MLPF&S For the Benefit           43.07%
                                of its Customers
                                Attn: Fund Admin. 97GX9
                                4800 Deer Lake Dr. E., Floor 3
                                Jacksonville, FL 32246-6484


       Limited Term--A          MLPF&S For the Benefit           20.77%
                                of its Customers
                                Attn: Fund Admin. Sec 973N5
                                4800 Deer Lake Dr. E., Floor 3
                                Jacksonville, FL 32246-6484


       Limited Term--C          MLPF&S For the Benefit           46.26%
                                of its Customers
                                Attn: Fund Admin. 97HW4
                                4800 Deer Lake Dr. E., Floor 3
                                Jacksonville, FL 32246-6484


       Limited Term--R          Kenneth Z. Slater                53.79%
                                Richard J. Slater
                                The Kendall Trust
                                c/o George Famigillo Jr. CPA
                                1634 Main St.
                                Sarasota, FL 34236-5811

                                Pershing, LLC                     7.56%
                                PO Box 2052
                                Jersey City, NJ 07303-2052


INVESTMENT ADVISER AND INVESTMENT MANAGEMENT AGREEMENT

Generally

   Nuveen Advisory Corp. acts as investment adviser for and manages the investment and reinvestment of the assets of each of the Funds. Nuveen Advisory also administers the Trust's business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and permits any of its officers or employees to serve without compensation as trustees or officers of the Trust if elected to such positions. See "Fund Service Providers" in the Prospectus.

   Pursuant to an investment management agreement between Nuveen Advisory and the Trust, each of the Funds except the Limited Term Fund and the High Yield Fund has agreed to pay an annual management fee at the rates set forth below:

                                                  Management
                   Average Daily Net Assets          Fee
                   ------------------------       ----------
                   For the first $125 million....   .5000%
                   For the next $125 million.....   .4875%
                   For the next $250 million.....   .4750%
                   For the next $500 million.....   .4625%
                   For the next $1 billion.......   .4500%
                   For the next $3 billion.......   .4250%
                   For net assets over $5 billion   .4125%

   The Limited Term Fund has agreed to pay an annual management fee at the rates set forth below:

                                                  Management
                   Average Daily Net Assets          Fee
                   ------------------------       ----------
                   For the first $125 million....   .4500%
                   For the next $125 million.....   .4375%
                   For the next $250 million.....   .4250%
                   For the next $500 million.....   .4125%
                   For the next $1 billion.......   .4000%
                   For the next $3 billion.......   .3750%
                   For net assets over $5 billion   .3625%

   The High Yield Fund has agreed to pay an annual management fee at the rates set forth below:

                                                  Management
                   Average Daily Net Assets          Fee
                   ------------------------       ----------
                   For the first $125 million....   .6000%
                   For the next $125 million.....   .5875%
                   For the next $250 million.....   .5750%
                   For the next $500 million.....   .5625%
                   For the next $1 billion.......   .5500%
                   For net assets over $2 billion   .5250%

   Nuveen Advisory has contractually agreed to waive all or a portion of its management fee or reimburse certain expenses in order to prevent total operating expenses (not counting distribution and service fees, taxes, interest, fees incurred in acquiring and disposing of portfolio securities and, to the extent permitted, extraordinary expenses) in any fiscal year from exceeding 0.75% of the Intermediate Duration Fund's average daily net assets, and 0.975% of the Insured Fund's average daily net assets.

   For the last three fiscal years, the Funds paid net management fees as follows:

                                Management Fees Net of Expense    Fee Waivers and Expense
                                 Reimbursement Paid to Nuveen     Reimbursements from Nuveen
                                  Advisory for the Year Ended     Advisory for the Year Ended
                              ----------------------------------- ---------------------------
                                4/30/01     4/30/02     4/30/03   4/30/01   4/30/02  4/30/03
                              ----------- ----------- ----------- -------   -------  -------
Nuveen High Yield Municipal
  Bond Fund.................. $   127,302 $   347,574 $   815,314 $2,527      --       --
Nuveen All-American Municipal
  Bond Fund..................   1,752,765   1,767,521   1,708,283     --      --       --
Nuveen Insured Municipal
  Bond Fund..................   3,750,674   3,989,762   4,263,341     --      --       --
Nuveen Intermediate Duration
  Municipal Bond Fund........  12,220,752  12,738,497  13,027,941     --      --       --
Nuveen Limited Term
  Municipal Bond Fund........   1,908,537   2,122,983   2,981,539     --      --       --

   In addition to the management fee of Nuveen Advisory, each Fund pays all other costs and expenses of its operations and a portion of the Trust's general administrative expenses allocated in proportion to the net assets of each Fund.

   Nuveen Advisory is a wholly owned subsidiary of Nuveen Investments, Inc., which owns Nuveen Investments ("Nuveen"), the Funds' principal underwriter. Nuveen is sponsor of the Nuveen Defined Portfolios, registered unit investment trusts, is the principal underwriter for the Nuveen Mutual Funds, and has served as co-managing underwriter for the shares of the Nuveen Exchange-Traded Funds. Founded in 1898, Nuveen brings over a century of expertise to the municipal bond market. Overall, Nuveen and its affiliates manage or oversee more than $81 billion in assets in a variety of products. Nuveen is a subsidiary of Nuveen Investments, Inc. which, in turn, is approximately 78% owned by The St. Paul Companies, Inc. ("St. Paul"). St. Paul is located in St. Paul, Minnesota and is principally engaged in providing property-liability insurance through subsidiaries. Effective January 1, 1997, Nuveen Investments, Inc. acquired Flagship Resources Inc., and as part of that acquisition, Flagship Financial, the adviser to the Flagship Funds, was merged with Nuveen Advisory.

   Nuveen Advisory's portfolio managers call upon the resources of Nuveen's Research Department. The Nuveen Research Department reviews more than $100 billion in municipal bonds every year.

   The Funds, the other Nuveen funds, Nuveen Advisory, and other related entities have adopted a code of ethics which essentially prohibits all Nuveen fund management personnel, including Nuveen fund portfolio managers, from engaging in personal investments which compete or interfere with, or attempt to take advantage of, a Fund's anticipated or actual portfolio transactions, and is designed to assure that the interests of Fund shareholders are placed before the interests of Nuveen personnel in connection with personal investment transactions.

Approval of Investment Management Agreement

   In May 2003, the independent trustees of the Funds met with members of Nuveen Advisory management to consider the possible renewal of the investment management agreement between each Fund and Nuveen Advisory. The trustees reviewed the factors set out in judicial decisions and SEC directives relating to renewal of investment management agreements, which include but are not limited to the following: (a) the nature and quality of the adviser's services;
(b) the adviser's cost in providing its services; (c) the extent to which the adviser realizes economies of scale as the fund grows larger; and (d) the independent trustees' role in approving the investment management agreement.

   In evaluating the nature and quality of the Nuveen Advisory's services, the trustees reviewed narrative and statistical information concerning the types of services Nuveen Advisory provided, the Funds' investment performance in relation to each Fund's stated objectives, each Fund's past performance, and the performance of comparable, unaffiliated funds. This information was provided well in advance of the meeting with Nuveen Advisory management, and the independent trustees thereafter met with their legal counsel to consider this information. In particular, the trustees reviewed the following, among other things: a description of the investment advisory and other services provided to the Funds by Nuveen Advisory or affiliates; information describing the Nuveen organization and each department's responsibilities; and recent financial statements of Nuveen Advisory. The trustees also reviewed information regarding shareholder services provided by others but coordinated and reviewed by Nuveen Advisory. Further, the trustees reviewed information setting forth the investment performance of the Funds during the last year and over their recent history, and standardized industry performance data with respect to investment companies comparable in size and investment objective, and performance measured against recognized indices. This information expands upon information the trustees receive throughout the year on fund performance, expense ratios, portfolio composition, and sales activity.

   The trustees considered Nuveen Advisory's cost of providing services to determine whether its compensation is fair and reasonable and reviewed Nuveen Advisory's expense allocation methodology. The trustees considered the ratio of Nuveen Advisory's fees to its costs and the amount of its profit in relation to the nature and quality of services rendered. In evaluating the reasonableness of Nuveen Advisory's compensation, the trustees considered the following information, among other things: (a) statements of Nuveen Advisory's revenues, costs, and profits from furnishing all services to the Funds over the past year; (b) the nature and amount of any indirect benefits Nuveen Advisory and its affiliates received that are directly attributable to its management of the Funds, if any; (c) schedules of available industry data about fees charged and services provided to other comparable investment companies by their advisers; and (d) data with respect to the expense ratios of the Funds and comparable investment companies.

   The trustees also compared Nuveen Advisory's fee/expense ratio and profitability margin to those of advisers to funds with similar investment objectives and performance records, to the extent possible and in light of all of the surrounding facts and circumstances, including but not limited to each Fund's performance. The trustees also considered the payments Nuveen Advisory or its affiliates receive under Rule 12b-1 plans in determining the appropriateness of the Funds' management fees. The trustees reviewed economies of scale, including the breakpoints in the Funds' management fees (and the breakpoints of comparable competitor funds).

   The trustees did not identify any single factor discussed above as all-important or controlling. The trustees concluded that the terms of the investment management agreement were fair and reasonable, that Nuveen Advisory's fees are reasonable in light of the services provided to the Fund, and that the investment management agreement should be continued for another year.

Proxy Voting Guidelines

   Nuveen Advisory Corp. (the "Adviser") serves as investment adviser for open and closed-end investment companies. The funds invest their assets primarily in municipal bonds and cash management securities (the "Muni Bond Funds"). The Adviser shall act in the best interest of its clients at all times.

   On rare occasions one or more Muni Bond Funds may acquire, directly or through a special purpose vehicle, equity securities of a municipal bond issuer whose bonds the Fund already owns when such bonds have deteriorated or are expected shortly to deteriorate significantly in credit quality. The purpose of acquiring equity securities generally will be to acquire control of the municipal bond issuer and to seek to prevent the credit deterioration or facilitate the liquidation or other workout of the distressed issuer's credit problem. In the course of exercising control of a distressed municipal issuer, the Adviser may pursue the Muni Bond Fund(s) interests in variety of ways, which may entail negotiating and executing consents, agreements and other arrangements and otherwise influencing the management of the issuer. The Adviser does not consider such activities proxy voting for purposes of Rule 206(4)-6 under the Investment Advisers Act of 1940, but nevertheless provides reports to the Muni Bond Fund's Board of Directors or Trustees on its control activities on a quarterly basis.

   In the rare event that a municipal issuer were to issue a proxy or that the Fund were to receive a proxy issued by a cash management security, the Adviser would either engage an independent third party to determine how the proxy should be voted or vote the proxy with the consent, or based on the instructions, of the Muni Bond Fund's Board of Directors or Trustees or its representative. A member of the Adviser's legal department would oversee the administration of the voting, and ensure that records were maintained in accordance with Rule 206(4)-6, reports were filed with the SEC on Form N-PX, and the results provided to the Muni Bond Fund Board of Directors or Trustees and made available to shareholders as required by applicable rules.

PORTFOLIO TRANSACTIONS

   Nuveen Advisory is responsible for decisions to buy and sell securities for the Funds and for the placement of the Funds' securities business, the negotiation of the prices to be paid for principal trades and the allocation of its transactions among various dealer firms. Portfolio securities will normally be purchased directly from an underwriter or in the over-the-counter market from the principal dealers in such securities, unless it appears that a better price or execution may be obtained elsewhere. Portfolio securities will not be purchased from Nuveen or its affiliates except in compliance with the 1940 Act.

   The Funds expect that substantially all portfolio transactions will be effected on a principal (as opposed to an agency) basis and, accordingly, do not expect to pay significant amounts of brokerage commissions. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include the spread between the bid and asked price. It is the policy of Nuveen Advisory to seek the best execution under the circumstances of each trade. Nuveen Advisory evaluates price as the primary consideration, with the financial condition, reputation and responsiveness of the dealer considered secondarily in determining best execution. Given the best execution obtainable, it will be Nuveen Advisory's practice to select dealers which, in addition, furnish research information (primarily credit analyses of issuers and general economic reports) and statistical and other services to Nuveen Advisory. It is not possible to place a dollar value on information and statistical and other services received from received from dealers. Since it is only supplementary to Nuveen Advisory own research efforts, the receipt of research information is not expected to significantly reduce Nuveen Advisory expenses. While Nuveen Advisory will be primarily responsible for the placement of the business of the Funds, the policies and practices of Nuveen Advisory in this regard must be consistent with the foregoing and will, at all times, be subject to review by the Board of Trustees.

   Nuveen Advisory may manage other investment accounts and investment companies for other clients which have investment objectives similar to the Funds. Subject to applicable laws and regulations, Nuveen Advisory seeks to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities by the Funds and another advisory account. In making such allocations the main factors to be considered will be the respective investment objectives, the relative size of the portfolio holdings of the same or comparable securities, the availability of cash for investment and the size of investment commitments generally held. While this procedure could have a detrimental effect on the price or amount of the securities available to the Funds from time to time, it is the opinion of the Board of Trustees that the benefits available from Nuveen Advisory organization will outweigh any disadvantage that may arise from exposure to simultaneous transactions.

   Under the 1940 Act, the Funds may not purchase portfolio securities from any underwriting syndicate of which Nuveen is a member except under certain limited conditions set forth in Rule 10f-3. The Rule sets forth requirements relating to, among other things, the terms of an issue of Municipal Obligations purchased by a Fund, the amount of Municipal Obligations which may be purchased in any one issue and the assets of a Fund which may be invested in a particular issue. In addition, purchases of securities made pursuant to the terms of the Rule must be approved at least quarterly by the Board of Trustees, including a majority of the trustees who are not interested persons of the Trust.

NET ASSET VALUE

   As stated in the Prospectus, the net asset value of the shares of the Funds will be determined separately for each class of the Funds' shares by State Street Bank & Trust Company, the Funds' custodian, as of the close of trading (normally 4:00 p.m. New York Time) on each day on which the New York Stock Exchange (the "Exchange") is normally open for trading. The Exchange is not open for trading on New Year's Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share of a class of shares of a Fund will be computed by dividing the value of the Fund's assets attributable to the class, less the liabilities attributable to the class, by the number of shares of the class outstanding.

   In determining net asset value for the Funds, the Funds' custodian utilizes the valuations of portfolio securities furnished by a pricing service approved by the trustees. Securities for which quotations are not readily available (which constitute a majority of the securities held by the Funds) are valued at fair value as determined by the pricing service using methods which include consideration of the following: yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating; indications as to value from dealers; and general market conditions. The pricing service may employ electronic data processing techniques and/or a matrix system to determine valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Board of Trustees.

TAX MATTERS

Federal Income Tax Matters

   The following discussion of federal income tax matters is based upon the advice of Morgan, Lewis & Bockius LLP, counsel to the Trust. The following is a general and abbreviated summary of the provisions of the Internal Revenue Code of 1986, as amended, (the "Code"), and Treasury Regulations presently in effect as they directly govern the taxation of each Fund and its shareholders. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. The Code and Treasury Regulations are subject to change by legislative, judicial, or administrative action, and any such change may be retroactive with respect to the Funds' transactions. Shareholders are advised to consult their own tax advisors for more detailed information concerning the federal, state, and local taxation of the Funds.

   Each Fund intends to qualify under Subchapter M of the Code for tax treatment as a regulated investment company. In order to qualify as a regulated investment company, a Fund must satisfy certain requirements relating to the source of its income, diversification of its assets, and distributions of its income to shareholders. If a Fund meets all of the requirements to be treated as a regulated investment company, it will not be subject to federal income tax on any of its net investment income or capital gains that it distributes to shareholders. First, a Fund must derive at least 90% of its annual gross income (including tax-exempt interest) from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities, foreign currencies or other income (including but not limited to gains from options and futures) derived with respect to its business of investing in such stock or securities (the "90% gross income test"). Second, a Fund must diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets is comprised of cash, cash items, United States Government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to an amount not greater in value than 5% of the value of a Fund's total assets and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the total assets is invested in the securities of any one issuer (other than United States Government securities and securities of other regulated investment companies) or two or more issuers controlled by a Fund and engaged in the same, similar or related trades or businesses.

   In addition to the above requirements, in order to qualify as a regulated investment company for a tax year, a Fund must distribute at least 90% of the sum of (i) its "investment company taxable income" (which includes dividends, taxable interest, taxable original issue discount and market discount income, income from securities lending, net short-term capital gain in excess of long-term capital loss, and any other taxable income other than "net capital gain" (as defined below) and is reduced by deductible expenses) and (ii) its net tax-exempt interest (the excess of its gross tax-exempt interest income over certain disallowed deductions). Each Fund intends to distribute at least annually to its shareholders all or substantially all of its net tax-exempt interest, any investment company taxable income, and net capital gain, if any. A Fund, however, may retain its net capital gain (which consists of the excess of its net long-term capital gain over its short-term capital loss). If for a tax year a Fund retains any net capital gain or any investment company taxable income, it will be subject to tax at regular corporate rates on the amount retained. If a Fund retains any net capital gain, the Fund may elect to designate the retained amount as undistributed capital gains. If a Fund makes this election, it will notify shareholders who will be required to include in income for income tax purposes, their shares of such undistributed amount, and will be entitled to credit their proportionate shares of the tax paid by such Fund against their federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. In this case, for federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal to the difference between the amount of the includible gain and the tax deemed paid by the shareholder in respect to these shares.

   Treasury regulations permit a regulated investment company, in determining its investment company taxable income and net capital gain, i.e., the excess of net long-term capital gain over net short-term capital loss for any taxable year, to elect (unless it has made a taxable year election for excise tax purposes as discussed below) to treat all or part of any net capital loss, any net long-term capital loss or any net foreign currency loss incurred after October 31 as if they had been incurred in the succeeding year.

   Each Fund also intends to satisfy conditions (including requirements as to the proportion of its assets invested in Municipal Obligations) that will enable it to designate distributions from the interest income generated by investments in Municipal Obligations as exempt-interest dividends. Shareholders receiving exempt-interest dividends will not be subject to regular federal income tax on the amount of such dividends, but may (as discussed below) become subject to the federal alternative minimum tax. Insurance proceeds received by a Fund under any insurance policies in respect of scheduled interest payments on defaulted Municipal Obligations will generally be excludable from federal gross income under Section 103(a) of the Code. In the case of non-appropriation by a political subdivision, however, there can be no assurance that payments made by the insurer representing interest on "non-appropriation" lease obligations will be excludable from gross income for federal income tax purposes.

   Distributions by a Fund of net interest received from certain taxable temporary investments (such as certificates of deposit, commercial paper and obligations of the U.S. government, its agencies and instrumentalities) and net short-term capital gains realized by a Fund, if any, will be taxable to shareholders as ordinary income whether received in cash or additional shares. If a Fund purchases a Municipal Obligation at a market discount, any gain realized by the Fund upon sale or redemption of the Municipal Obligation will be treated as taxable interest income to the extent such gain does not exceed the market discount, and any gain realized in excess of the market discount will be treated as capital gains. Any net long-term capital gains realized by a Fund and distributed to shareholders, whether in cash or additional shares, will be taxable to shareholders as long-term capital gains regardless of the length of time investors have owned shares of a Fund. Distributions by a Fund that do not constitute ordinary income dividends, exempt-interest dividends, or capital gain dividends will be treated as a return of capital to the extent of the shareholder's tax basis in his or her shares. Any excess will be treated as gain from the sale or exchange of shares, as discussed below.

   If a Fund has both tax-exempt and taxable income, it will use the "average annual" method for determining the designated percentage that is taxable income and designate the use of such method within 60 days after the end of the Fund's taxable year. Under this method, one designated percentage is applied uniformly to all distributions made during the Fund's taxable year. The percentage of income designated as tax-exempt for any particular distribution may be substantially different from the percentage of the Fund's income that was tax-exempt during the period covered by the distribution.

   If a Fund engages in hedging transactions involving financial futures and options, these transactions will be subject to special tax rules, the effect of which may be to accelerate income to a Fund, defer a Fund's losses, cause adjustments in the holding periods of a Fund's securities, convert long-term capital gains into short-term capital gains and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

   Because the taxable portion of a Fund's investment income consists primarily of interest, none of its dividends, whether or not treated as exempt-interest dividends, are expected to qualify under the Internal Revenue Code for the dividends received deductions for corporations.

   Prior to purchasing shares in a Fund, the impact of dividends or distributions which are expected to be or have been declared, but not paid, should be carefully considered. Any dividend or distribution declared shortly after a purchase of such shares prior to the record date will have the effect of reducing the per share net asset value by the per share amount of the dividend or distribution, and the purchasing shareholder will be taxed on the entire amount of dividend or distribution received even though some or all of the amount distributed may be a return of capital.

   Although dividends generally will be treated as distributed when paid, dividends declared in October, November or December, payable to shareholders of record on a specified date in one of those months and paid during the following January, will be treated as having been distributed by a Fund (and received by the shareholders) on December 31.

   The redemption or exchange of the shares of a Fund normally will result in capital gain or loss to the shareholders. Generally, if a shareholder holds the shares as a capital asset, any gain or loss will be long-term gain or loss if the shares have been held for more than one year. Capital gains of corporate shareholders are subject to regular corporate tax rates. For non-corporate taxpayers, gain on the sale of shares held for more than 12 months will generally be taxed at rates applicable to long-term capital gains, while gain on the sale of shares held for less than one year and other ordinary income will generally be taxed at ordinary income rates.

   All or a portion of a sales charge paid in purchasing shares of a Fund cannot be taken into account for purposes of determining gain or loss on the redemption or exchange of such shares within 90 days after their purchase to the extent shares of a Fund or another fund are subsequently acquired without payment of a sales charge pursuant to the reinvestment or exchange privilege. Any disregarded portion of such charge will result in an increase in the shareholder's tax basis in the shares subsequently acquired. Moreover, losses recognized by a shareholder on the redemption or exchange of shares of a Fund held for six months or less are disallowed to the extent of any distribution of exempt-interest dividends received with respect to such shares and, if not disallowed, such losses are treated as long-term capital losses to the extent of any distributions of long-term capital gains made with respect to such shares. In addition, no loss will be allowed on the redemption or exchange of shares of a Fund if the shareholder purchases other shares of such Fund (whether through reinvestment of distributions or otherwise) or the shareholder acquires or enters into a contract or option to acquire securities that are substantially identical to shares of a Fund within a period of 61 days beginning 30 days before and ending 30 days after such redemption or exchange. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

   It may not be advantageous from a tax perspective for shareholders to redeem or exchange shares after tax-exempt income has accrued but before the record date for the exempt-interest dividend representing the distribution of such income. Because such accrued tax-exempt income is included in the net asset value per share (which equals the redemption or exchange value), such a redemption could result in treatment of the portion of the sales or redemption proceeds equal to the accrued tax-exempt interest as taxable gain (to the extent the redemption or exchange price exceeds the shareholder's tax basis in the shares disposed of) rather than tax-exempt interest.

   In order to avoid a 4% federal excise tax, a Fund must distribute or be deemed to have distributed by December 31 of each calendar year at least 98% of its taxable ordinary income for such year, at least 98% of the excess of its realized capital gains over its realized capital losses (generally computed on the basis of the one-year period ending on October 31 of such year) and 100% of any taxable ordinary income and the excess of realized capital gains over realized capital losses for the prior year that was not distributed during such year and on which such Fund paid no federal income tax. For purposes of the excise tax, a regulated investment company may reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year. The Funds intend to make timely distributions in compliance with these requirements and consequently it is anticipated that they generally will not be required to pay the excise tax, but can make no assurances that distributions will be sufficient to eliminate all such tax.

   If in any year a Fund should fail to qualify under Subchapter M of the Code for tax treatment as a regulated investment company, the Fund would incur a regular corporate federal income tax upon its income for that year (other than interest income from Municipal Obligations), and distributions to its shareholders would be taxable to shareholders as qualified dividend income for federal income tax purposes to the extent of the Fund's current and accumulated earnings and profits. The Board of Trustees reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders.

   Because the Funds may invest in private activity bonds (within the meaning of Section 141 of the Code), the interest on which is not federally tax-exempt to persons who are "substantial users" of the facilities financed by such bonds or "related persons" of such "substantial users," the Funds may not be an appropriate investment for shareholders who are considered either a "substantial user" or a "related person" within the meaning of the Code. For additional information, investors should consult their tax advisers before investing in a Fund.

   Federal tax law imposes an alternative minimum tax with respect to both corporations and individuals. Interest on certain Municipal Obligations which meet the definition of private activity bond under the Code, is included as an item of tax preference in determining the amount of a taxpayer's alternative minimum taxable income. To the extent that a Fund receives income from private activity bonds, a portion of the dividends paid by it, although otherwise exempt from federal income tax, will be taxable to those shareholders subject to the alternative minimum tax regime. The Funds will annually supply shareholders with a report indicating the percentage of Fund income attributable to Municipal Obligations required to be included in calculating the federal alternative minimum tax.

   In addition, the alternative minimum taxable income for corporations is increased by 75% of the difference between an alternative measure of income ("adjusted current earnings") and the amount otherwise determined to be the alternative minimum taxable income. Interest on all Municipal Obligations, and therefore all distributions by the Funds that would otherwise be tax-exempt, is included in calculating a corporation's adjusted current earnings.

   Tax-exempt income, including exempt-interest dividends paid by a Fund, are taken into account in determining whether a portion of a Fund shareholder's social security or railroad retirement benefits will be subject to federal income tax.

   The Code provides that interest on indebtedness incurred or continued to purchase or carry shares of any Fund that distributes exempt-interest dividends may be disallowed as a deduction in whole or in part (depending upon the amount of exempt-interest dividends distributed in comparison to other taxable distributions). Under rules used by the IRS for determining when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares of a Fund may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.

   The Funds are required in certain circumstances to withhold an amount computed at the applicable withholding rate of taxable dividends and certain other payments paid to non-corporate holders of shares: (1) who have not furnished the Funds with their correct taxpayer identification number (in the case of individuals, their social security number) and certain certifications, and who have not certified that they are U.S. citizens or U.S. resident aliens, or (2) who are otherwise subject to backup withholding under the Code.

State Tax Matters

   Distributions by the Funds to shareholders and the ownership of shares may be subject to state and local taxes. In general, exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, will be exempt from that state's personal income taxes. Most states, however, do not grant tax-free treatment to interest on investments in municipal securities of other states. Shareholders are urged to contact their tax advisors regarding state and local tax laws affecting an investment in shares of a Fund.

PERFORMANCE INFORMATION

   The historical investment performance of the Funds may be shown in the form of "yield," "taxable equivalent yield," "average annual total return," "cumulative total return" and "taxable equivalent total return" figures, each of which will be calculated separately for each class of shares.

   In accordance with a standardized method prescribed by rules of the Securities and Exchange Commission ("SEC"), yield is computed by dividing the net investment income per share earned during the specified one month or 30-day period by the maximum offering price per share on the last day of the period, according to the following formula:

                             Yield=2[(a-b +1)6 -1]
                                       cd

   In the above formula, a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursements); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period. In the case of Class A shares, the maximum offering price includes the current maximum front-end sales charge of 4.20% (3.0% for the Nuveen Intermediate Duration Municipal Bond Fund and 2.5% for the Nuveen Limited Term Municipal Bond Fund).

   In computing yield, the Funds follow certain standardized accounting practices specified by SEC rules. These practices are not necessarily consistent with those that the Funds use to prepare their annual and interim financial statements in conformity with generally accepted accounting principles. Thus, yield may not equal the income paid to shareholders or the income reported in a Fund's financial statements.

   Taxable equivalent yield is computed by dividing that portion of the yield which is tax-exempt by the remainder of (1 minus the stated federal income tax rate, taking into account the deductibility of state taxes for federal income tax purposes) and adding the product to that portion, if any, of the yield that is not tax exempt.

   The taxable equivalent yields quoted below are based upon (1) the stated federal income tax rate and (2) the yields for the 30-day period quoted in the left hand column.

                                                      As of April 30, 2003
                                                    ------------------------
                                                           Federal  Taxable
                                                    30-day   Tax   Equivalent
                                                    Yield   Rate*    Yield
                                                    ------ ------- ----------
  Nuveen High Yield Municipal Bond Fund:
              Class A Shares.......................  4.87%  35.0%     7.49%
              Class B Shares.......................  4.56%  35.0%     7.02%
              Class C Shares.......................  4.76%  35.0%     7.32%
              Class R Shares.......................  5.52%  35.0%     8.49%

  Nuveen All-American Municipal Bond Fund:
              Class A Shares.......................  3.92%  35.0%     6.03%
              Class B Shares.......................  3.52%  35.0%     5.42%
              Class C Shares.......................  3.72%  35.0%     5.72%
              Class R Shares.......................  4.47%  35.0%     6.88%

  Nuveen Insured Municipal Bond Fund:
              Class A Shares.......................  2.55%  35.0%     3.92%
              Class B Shares.......................  2.03%  35.0%     3.12%
              Class C Shares.......................  2.23%  35.0%     3.43%
              Class R Shares.......................  2.97%  35.0%     4.57%

  Nuveen Intermediate Duration Municipal Bond Fund:
              Class A Shares.......................  3.40%  35.0%     5.23%
              Class B Shares.......................  2.86%  35.0%     4.40%
              Class C Shares.......................  3.06%  35.0%     4.71%
              Class R Shares.......................  3.80%  35.0%     5.85%

  Nuveen Limited Term Municipal Bond Fund:
              Class A Shares.......................  2.54%  35.0%     3.91%
              Class C Shares.......................  2.31%  35.0%     3.55%
              Class R Shares.......................  2.86%  35.0%     4.40%

--------
   *These rates do not reflect the current federal tax limitations on itemized deductions and personal exemptions, which may raise the effective tax rate and taxable equivalent yield for taxpayers above certain income levels.

   For additional information concerning taxable equivalent yields, see the Taxable Equivalent of Tax-Free Yields table in the Prospectus.

   The Funds may from time to time in their advertising and sales materials report a quotation of their current distribution rate. The distribution rate represents a measure of dividends distributed for a specified period. Distribution rate is computed by taking the most recent monthly tax-free income dividend per share, multiplying it by 12 to annualize it, and dividing by the appropriate price per share (e.g., net asset value for purchases to be made without a load such as reinvestments from Nuveen Defined Portfolios, or the maximum public offering price). The distribution rate differs from yield and total return and therefore is not intended to be a complete measure of performance. Distribution rate may sometimes differ from yield because a Fund may be paying out more than it is earning and because it may not include the effect of amortization of bond premiums to the extent such premiums arise after the bonds were purchased.

   The distribution rates as of the period quoted, based on the maximum public offering price then in effect for the Funds, and assuming the imposition of the maximum sales charge for Class A Shares of 4.20% for the Nuveen High Yield Municipal Bond Fund, Nuveen All-American Municipal Bond Fund and Nuveen Insured Municipal Bond Fund; 3.00% for the Nuveen Intermediate Duration Municipal Bond Fund; and 2.5% for the Nuveen Limited Term Municipal Bond Fund, were as follows:

                                            April 30, 2003 Distribution Rates
                                            -------------------------------
                                            Class A   Class B Class C Class R
                                            -------   ------- ------- -------
    Nuveen High Yield Municipal Bond Fund..  6.02%     5.53%   5.74%   6.50%

    Nuveen All-American Municipal Bond Fund  4.99%     4.44%   4.67%   5.36%

    Nuveen Insured Municipal Bond Fund.....  4.37%     3.80%   4.00%   4.73%

    Nuveen Intermediate Duration Municipal
    Bond Fund..............................  4.50%     3.86%   4.05%   4.82%

    Nuveen Limited Term Municipal Bond Fund  3.56%       N/A   3.32%   3.88%

   Average annual total return quotation is computed in accordance with a standardized method prescribed by SEC rules. The average annual total return for a specific period is found by taking a hypothetical, $1,000 investment ("initial investment") in Fund shares on the first day of the period, reducing the amount to reflect the maximum sales charge, and computing the "redeemable value" of that investment at the end of the period. The redeemable value is then divided by the initial investment, and this quotient is taken to the Nth root (N representing the number of years in the period) and 1 is subtracted from the result, which is then expressed as a percentage. The calculation assumes that all income and capital gains distributions have been reinvested in Fund shares at net asset value on the reinvestment dates during the period.

   Total returns for the oldest class of each fund reflect actual performance for all periods. For other classes, total returns reflect actual performance for periods since class inception, and the oldest class's performance for periods prior to inception, adjusted for the differences in sales charges and fees between the classes.

   The inception dates for each class of the Funds' shares are as follows:

                                                         Inception Dates
                                                        -----------------
      Nuveen High Yield Municipal Bond Fund:
                  Class A Shares.......................      June 7, 1999
                  Class B Shares.......................      June 7, 1999
                  Class C Shares.......................      June 7, 1999
                  Class R Shares.......................      June 7, 1999

      Nuveen All-American Municipal Bond Fund:
                  Class A Shares.......................   October 3, 1988
                  Class B Shares.......................  February 5, 1997
                  Class C Shares.......................      June 2, 1993
                  Class R Shares.......................  February 6, 1997

      Nuveen Insured Municipal Bond Fund:
                  Class A Shares....................... September 6, 1994
                  Class B Shares.......................  February 5, 1997
                  Class C Shares....................... September 7, 1994
                  Class R Shares....................... December 22, 1986

      Nuveen Intermediate Duration Municipal Bond Fund:
                  Class A Shares.......................     June 13, 1995
                  Class B Shares.......................  February 7, 1997
                  Class C Shares.......................     June 13, 1995
                  Class R Shares....................... November 29, 1976

      Nuveen Limited Term Municipal Bond Fund:
                  Class A Shares.......................  October 19, 1987
                  Class C Shares.......................  December 1, 1995
                  Class R Shares.......................  February 6, 1997

   The average annual return figures for the Funds, including the effect of the maximum sales charge for Class A Shares, and applicable CDSC for Class B shares, for the one-year, five-year and ten-year periods ended April 30, 2003, and for the period from inception through April 30, 2003, respectively, using the performance of the oldest class for periods prior to the inception of the newer classes, as described above, were as follows:

                                              Annual Total Return
                                    ----------------------------------------
                                                                     From
                                    One Year  Five Years Ten Years Inception
                                      Ended     Ended      Ended    through
                                    April 30, April 30,  April 30, April 30,
                                      2003       2003      2003      2003
                                    --------- ---------- --------- ---------
   Nuveen High Yield Municipal Bond
     Fund*:
      Class A Shares...............   1.14%       N/A        N/A     4.64%
      Class B Shares...............   0.77%       N/A        N/A     4.34%
      Class C Shares...............   4.94%       N/A        N/A     5.22%
      Class R Shares...............   5.73%       N/A        N/A     6.00%
   Nuveen All-American Municipal
     Bond Fund:
      Class A Shares...............   2.11%     3.81%      5.38%     7.05%
      Class B Shares...............   1.73%     3.76%      5.28%     7.04%
      Class C Shares...............   5.94%     4.13%      5.24%     6.77%
      Class R Shares...............   6.71%     4.94%      5.96%     7.46%
   Nuveen Insured Municipal Bond
     Fund:
      Class A Shares...............   4.25%     4.55%      5.31%     6.62%
      Class B Shares...............   4.07%     4.51%      5.13%     6.53%
      Class C Shares...............   8.31%     4.91%      5.06%     6.16%
      Class R Shares...............   9.10%     5.68%      5.97%     7.13%
   Nuveen Intermediate Duration
     Municipal Bond Fund:
      Class A Shares...............   2.64%     4.23%      5.14%     6.49%
      Class B Shares...............   1.15%     3.92%      4.86%     6.39%
      Class C Shares...............   5.35%     4.32%      4.81%     5.87%
      Class R Shares...............   6.05%     5.08%      5.69%     6.87%
   Nuveen Limited Term Municipal
     Bond Fund:
      Class A Shares...............   2.92%     4.16%      4.55%     5.83%
      Class C Shares...............   5.18%     4.33%      4.46%     5.66%
      Class R Shares...............   5.77%     4.90%      4.93%     6.07%

--------
  *Fund commenced operations on June 7, 1999.

   The Funds may also provide after tax average annual total return quotations calculated according to formulas prescribed by the SEC. These returns may be presented after taxes on distributions and after taxes on distributions and redemption. We assume all distributions by a Fund, less the taxes due on those distributions, are reinvested on the reinvestment dates during the period. Taxes are calculated using the highest individual marginal federal income tax rate in effect on the reinvestment date.

   Average annual total return after taxes on distributions is calculated by finding the average annual compounded rates of return over the 1-, 5-, and 10-year periods (or for the period of the Fund's operations, if less) that would equate the initial amount invested to the ending value according to the following formula:

P(1+T)/n/ = ATV\\D\\

Where:   P = a hypothetical initial payment of $1,000.
         T = average annual total return (after taxes on distributions).
         n = number of years.
         ATV\\D \\= ending value of a hypothetical $1,000 payment made at the beginning of the applicable period calculated at the end of the applicable period after taxes on distributions but not on redemption.

   Average annual total return after taxes on distributions and redemption is calculated by finding the average annual compounded rates of return over the 1-, 5-, and 10-year periods (or for the period of the Fund's operations, if less) that would equate the initial amount invested to the ending value according to the following formula:

P(1+T)/n/ = ATV\\DR\\

Where:   P = a hypothetical initial payment of $1,000.
         T = average annual total return (after taxes on distributions and redemption).
         n = number of years.
         ATV\\DR\\ = ending value of a hypothetical $1,000 payment made at the beginning of the applicable period calculated at the end of the applicable period after taxes on distributions and redemption.

   Calculation of taxable equivalent total return is not subject to a prescribed formula. The taxable equivalent total return of a tax-exempt fund represents the pre-tax total return a hypothetical taxable fixed-income investment paying the same after-tax income as the tax-exempt fund (based on an assumed income tax rate) and otherwise experiencing the same investment performance as the tax-exempt fund would have provided. This figure can facilitate the comparison of otherwise comparable taxable and tax-exempt funds. Taxable equivalent total return for a specific period is calculated by first taking a hypothetical initial investment in Fund shares on the first day of the period, computing the total return for each calendar year in the period in the manner described above, and increasing the total return for each such calendar year by the amount of additional income that a taxable fund would need to have generated to equal the income on an after-tax basis, at a specified income tax rate (usually the highest marginal federal tax rate), calculated as described above under the discussion of "taxable equivalent yield." The resulting amount for the calendar year is then divided by the initial investment amount to arrive at a "taxable equivalent total return factor" for the calendar year. The taxable equivalent total return factors for all the calendar years are then multiplied together and the result is then annualized by taking its Nth root (N representing the number of years in the period) and subtracting 1, which provides a taxable equivalent total return expressed as a percentage.

   Class A Shares of the Funds are sold at net asset value plus a current maximum sales charge of 4.20% of the offering price (3.0% for the Intermediate Duration Municipal Bond Fund and 2.5% for the Limited Term Municipal Bond
Fund). This current maximum sales charge will typically be used for purposes of calculating performance figures. Yield, returns and net asset value of each class of shares of the Funds will fluctuate. Factors affecting the performance of the Funds include general market conditions, operating expenses and investment management. Any additional fees charged by a securities representative or other financial services firm would reduce returns described in this section. Shares of the Funds are redeemable at net asset value, which may be more or less than original cost.

   In reports or other communications to shareholders or in advertising and sales literature, the Funds may also compare their performance with that of:
(1) the Consumer Price Index or various unmanaged bond indexes such as the Lehman Brothers Municipal Bond Index and the Salomon Brothers High Grade Corporate Bond Index and (2) other fixed income or municipal bond mutual funds or mutual fund indexes as reported by Lipper Analytical Services, Inc. ("Lipper"), Morningstar, Inc. ("Morningstar"), Wiesenberger Investment Companies Service ("Wiesenberger") and CDA Investment Technologies, Inc. ("CDA") or similar independent services which monitor the performance of mutual funds, or other industry or financial publications such as Barron's, Changing Times, Forbes and Money Magazine. Performance comparisons by these indexes, services or publications may rank mutual funds over different periods of time by means of aggregate, average, year-by-year, or other types of total return and performance figures. Any given performance quotation or performance comparison should not be considered as representative of the performance of the Funds for any future period.

   Each Fund may from time to time in its advertising and sales materials compare its current yield or total return with the yield or total return on taxable investments such as corporate or U.S. government bonds, bank certificates of deposit (CDs) or money market funds. These taxable investments have investment characteristics that differ from those of the Funds. U.S. government bonds, for example, are long-term investments backed by the full faith and credit of the U.S. government, and bank CDs are generally short-term, FDIC-insured investments, which pay fixed principal and interest but are subject to fluctuating rollover rates. Money market funds are short-term investments with stable net asset values, fluctuating yields and special features enhancing liquidity.

   There are differences and similarities between the investments which the Funds may purchase and the investments measured by the indexes and reporting services which are described herein. The Consumer Price Index is generally considered to be a measure of inflation. The CDA Mutual Fund-Municipal Bond Index is a weighted performance average of other mutual funds with a federally tax-exempt income objective. The Salomon Brothers High Grade Corporate Bond Index is an unmanaged index that generally represents the performance of high grade long-term taxable bonds during various market conditions. The Lehman Brothers Municipal Bond Index is an unmanaged index that generally represents the performance of high grade intermediate and long-term municipal bonds during various market conditions. Lipper calculates municipal bond fund averages based on average maturity and credit quality. Morningstar rates mutual funds by overall risk-adjusted performance, investment objectives, and assets. Lipper, Morningstar, Wiesenberger and CDA are widely recognized mutual fund reporting services whose performance calculations are based upon changes in net asset value with all dividends reinvested and which do not include the effect of any sales charges. The market prices and yields of taxable and tax-exempt bonds will fluctuate. The Funds primarily invest in investment grade Municipal Obligations in pursuing their objective of as high a level of current interest income which is exempt from federal and state income tax as is consistent, in the view of the Funds' management, with preservation of capital.

   The Funds may also compare their taxable equivalent total return performance to the total return performance of taxable income funds such as treasury securities funds, corporate bond funds (either investment grade or high yield), or Ginnie Mae funds. These types of funds, because of the character of their underlying securities, differ from municipal bond funds in several respects. The susceptibility of the price of treasury bonds to credit risk is far less than that of municipal bonds, but the price of treasury bonds tends to be slightly more susceptible to change resulting from changes in market interest rates. The susceptibility of the price of investment grade corporate bonds and municipal bonds to market interest rate changes and general credit changes is similar. High yield bonds are subject to a greater degree of price volatility than municipal bonds resulting from changes in market interest rates and are particularly susceptible to volatility from credit changes. Ginnie Mae bonds are generally subject to less price volatility than municipal bonds from credit concerns, due primarily to the fact that the timely payment of monthly installments of principal and interest are backed by the full faith and credit of the U.S. Government, but Ginnie Mae bonds of equivalent coupon and maturity are generally more susceptible to price volatility resulting from market interest rate changes. In addition, the volatility of Ginnie Mae bonds due to changes in market interest rates may differ from municipal bonds of comparable coupon and maturity because bonds of the sensitivity of Ginnie Mae prepayment experience to change in interest rates.

   The Funds may also include in advertisements a description of the historical returns of municipal bonds as part of a balanced portfolio combining municipal and equity securities. These returns, calculated on both an absolute and after-tax basis, may be compared to the returns of similar balanced portfolios made up of treasury and equity securities and corporate bonds and equity securities. Each of these blends involves different types of risk, provides different levels of returns, and is subject to different state and federal income taxes. Equities tend to provide both the highest returns and the greatest risks. Municipal bonds and corporate bonds each involve the individual credit risk of the borrower and the general interest rate risk of lower security prices due to rising interest rates. Treasuries are backed by the full faith and credit of the U.S. Government as to the timely payment of principal and interest, but these securities are also subject to interest rate risk.

ADDITIONAL INFORMATION ON THE PURCHASE AND REDEMPTION OF FUND SHARES

   As described in the Prospectus, the Funds provide you with alternative ways of purchasing Fund shares based upon your individual investment needs and preferences.

   Each class of shares of a Fund represents an interest in the same portfolio of investments. Each class of shares is identical in all respects except that each class bears its own class expenses, including distribution and administration expenses, and each class has exclusive voting rights with respect to any distribution or service plan applicable to its shares. As a result of the differences in the expenses borne by each class of shares, net income per share, dividends per share and net asset value per share will vary among a Fund's classes of shares.

   Shareholders of each class will share expenses proportionately for services that are received equally by all shareholders. A particular class of shares will bear only those expenses that are directly attributable to that class, where the type or amount of services received by a class varies from one class to another. For example, class-specific expenses generally will include distribution and service fees.

   The minimum initial investment is $3,000 per fund share class ($50 if you establish a systematic investment plan) and may be lower for accounts opened through fee-based programs for which the program sponsor has established a single master account with the fund's transfer agent and performs all sub-accounting services related to that account.

   Class A Shares may be purchased at a public offering price equal to the applicable net asset value per share plus an up-front sales charge imposed at the time of purchase as set forth in the Prospectus. Shareholders may qualify for a reduced sales charge, or the sales charge may be waived in its entirety, as described below. Class A Shares are also subject to an annual service fee of ..20%. See "Distribution and Service Plans." Set forth below is an example of the method of computing the offering price of the Class A shares of a Fund. The example assumes a purchase on April 30, 2003 of Class A shares from the Nuveen Insured Municipal Bond Fund aggregating less than $50,000 subject to the schedule of sales charges set forth in the Prospectus at a price based upon the net asset value of the Class A shares.

  Net Asset Value per share........................................... $11.19
  Per Share Sales Charge--4.20% of public offering price (4.38% of net
  asset value per share)..............................................    .49
                                                                       ------
  Per Share Offering Price to the Public.............................. $11.68

   The Funds receive the entire net asset value of all Class A Shares that are sold. Nuveen retains the full applicable sales charge from which it pays the uniform reallowances shown in the Prospectus to Authorized Dealers.

Reduction or Elimination of Up-Front Sales Charge on Class A Shares

   Rights of Accumulation. You may qualify for a reduced sales charge on a purchase of Class A Shares of any Fund if the amount of your purchase, when added to the value that day of all of your prior purchases of shares of any Fund or of another Nuveen Mutual Fund, or Nuveen exchange-traded fund, or units of a Nuveen Defined Portfolio, on which an up-front sales charge or ongoing distribution fee is imposed, or is normally imposed, falls within the amounts stated in the Class A Sales Charges and Commissions table in "How You Can Buy and Sell Shares" in the Prospectus. You or your financial advisor must notify Nuveen or the Fund's transfer agent of any cumulative discount whenever you plan to purchase Class A Shares of a Fund that you wish to qualify for a reduced sales charge.

   Letter of Intent. You may qualify for a reduced sales charge on a purchase of Class A Shares of any Fund if you plan to purchase Class A Shares of Nuveen Mutual Funds over the next 13 months and the total amount of your purchases would, if purchased at one time, qualify you for one of the reduced sales charges shown in the Class A Sales Charges and Commissions table in "How You Can Buy and Sell Shares" in the Prospectus. In order to take advantage of this option, you must complete the applicable section of the Application Form or sign and deliver either to an Authorized Dealer or to the Fund's transfer agent a written Letter of Intent in a form acceptable to Nuveen. A Letter of Intent states that you intend, but are not obligated, to purchase over the next 13 months a stated total amount of Class A shares that would qualify you for a reduced sales charge shown above. You may count shares of a Nuveen Mutual Fund that you already own on which you paid an up-front sales charge or an ongoing distribution fee and any Class B or Class C Shares of a Nuveen Mutual Fund that you purchase over the next 13 months towards completion of your investment program, but you will receive a reduced sales charge only on new Class A Shares you purchase with a sales charge over the 13 months. You cannot count towards completion of your investment program Class A Shares that you purchase without a sales charge through investment of distributions from a Nuveen Mutual Fund, Nuveen Exchange-Traded Fund or a Nuveen Defined Portfolio, or otherwise.

   By establishing a Letter of Intent, you agree that your first purchase of Class A Shares of a Fund following execution of the Letter of Intent will be at least 5% of the total amount of your intended purchases. You further agree that shares representing 5% of the total amount of your intended purchases will be held in escrow pending completion of these purchases. All dividends and capital gains distributions on Class A Shares held in escrow will be credited to your account. If total purchases, less redemptions, prior to the expiration of the 13 month period equal or exceed the amount specified in your Letter of Intent, the Class A Shares held in escrow will be transferred to your account. If the total purchases, less redemptions, exceed the amount specified in your Letter of Intent and thereby qualify for a lower sales charge than the sales charge specified in your Letter of Intent, you will receive this lower sales charge retroactively, and the difference between it and the higher sales charge paid will be used to purchase additional Class A Shares on your behalf. If the total purchases, less redemptions, are less than the amount specified, you must pay Nuveen an amount equal to the difference between the amounts paid for these purchases and the amounts which would have been paid if the higher sales charge had been applied. If you do not pay the additional amount within 20 days after written request by Nuveen or your financial adviser, Nuveen will redeem an appropriate number of your escrowed Class A Shares to meet the required payment. By establishing a Letter of Intent, you irrevocably appoint Nuveen as attorney to give instructions to redeem any or all of your escrowed shares, with full power of substitution in the premises.

   You or your financial adviser must notify Nuveen or the Fund's transfer agent whenever you make a purchase of Fund shares that you wish to be covered under the Letter of Intent option.

   Reinvestment of Nuveen Defined Portfolio Distributions. You may purchase Class A Shares without an up-front sales charge by reinvestment of distributions from any of the various Defined Portfolios sponsored by Nuveen. There is no initial or subsequent minimum investment requirement for such reinvestment purchases.

   Group Purchase Programs. If you are a member of a qualified group, you may purchase Class A Shares of any Fund or of another Nuveen Mutual Fund at the reduced sales charge applicable to the group's purchases taken as a whole. A "qualified group" is one which has previously been in existence, has a purpose other than investment, has ten or more participating members, has agreed to include Fund sales publications in mailings to members and has agreed to comply with certain administrative requirements relating to its group purchases.

   Under any group purchase program, the minimum initial investment in Class A Shares of any particular Fund or portfolio for each participant is $50, provided that a group invests at least $3,000 and, the minimum monthly investment in Class A Shares of any particular Fund or portfolio by each participant in the program is $50. No certificate will be issued for any participant's account. All dividends and other distributions by a Fund will be reinvested in additional Class A Shares of the same Fund. No participant may utilize a systematic withdrawal program.

   To establish a group purchase program, both the group itself and each participant must fill out the appropriate application materials, which the group administrator may obtain from the group's financial advisor, by calling Nuveen toll-free at (800) 257-8787.

   Reinvestment of Redemption Proceeds from Unaffiliated Funds Subject to Merger or Closure. You may also purchase Class A Shares at net asset value without a sales charge if the purchase takes place through a broker-dealer and represents the reinvestment of the proceeds of the redemption of shares of one or more registered investment companies not affiliated with Nuveen that are subject to merger or closure. You must provide appropriate documentation that the redemption occurred not more than one year prior to the reinvestment of the proceeds in Class A Shares, and that you either paid an up-front sales charge or were subject to a contingent deferred sales charge in respect of the redemption of such shares of such other investment company.

   Class A Shares of a Fund may be purchased at net asset value without a sales charge by the following categories of investors:

  . investors purchasing $1,000,000 or more; Nuveen may pay Authorized Dealers on Class A sales of $1.0 million and above up to an additional 0.25% of the purchase amounts.
  . officers, trustees and former trustees of the Nuveen and former Flagship Funds;
  . bona fide, full-time and retired employees and directors of Nuveen, any parent company of Nuveen, and subsidiaries thereof, or their immediate family members;
  . any person who, for at least 90 days, has been an officer, director or bona fide employee of any Authorized Dealer, or their immediate family members;
  . officers and directors of bank holding companies that make Fund shares available directly or through subsidiaries or bank affiliates or their immediate family members;
  . bank or broker-affiliated trust departments investing funds over which they exercise exclusive discretionary investment authority and that are held in a fiduciary, agency, advisory, custodial or similar capacity;
  . investors purchasing on a periodic fee, asset-based fee or no transaction fee basis through a broker-dealer sponsored mutual fund purchase program;
  . clients of investment advisers, financial planners or other financial intermediaries that charge periodic or asset-based fees for their services;
       any eligible employer-sponsored qualified defined contribution retirement plan. Eligible plans are those with at least 25 employees and which either (a) make an initial purchase of one or more Nuveen Mutual Funds aggregating $500,000 or more or (b) execute a Letter of Intent to purchase in the aggregate $500,000 or more of fund shares. Nuveen will pay Authorized Dealers a sales commission on such purchases equal to 1% (0.75% and 0.50%, respectively, for the Intermediate Duration and Limited Term Funds) of the first $2.5 million, plus 0.50% of the next $2.5 million, plus 0.25% (0.50% for the Intermediate Duration Fund) of any amount purchased over $5.0 million. For this category of investors a contingent deferred sales charge of 1% (0.75% and 0.50%, respectively, for the Intermediate Duration and Limited Term Funds) will be assessed on redemptions within 18 months of purchase, unless waived. Municipal bond funds are not a suitable investment for individuals investing in retirement plans.

   Also, investors will be able to buy Class A shares at net asset value by using the proceeds of sales of Nuveen Exchange-Traded fund shares or the termination/maturity proceeds from Nuveen Defined Portfolios. You must provide Nuveen appropriate documentation that the fund sale or Defined Portfolio termination/maturity occurred not more than one year prior to reinvestment. In addition, investors also may buy Class A shares at net asset value without a sales charge by directing their monthly dividends from Nuveen Exchange-Traded funds.

   Holders of Class C Shares acquired on or before January 31, 1997 can convert those shares to Class A Shares of the same fund at the shareholder's affirmative request six years after date of purchase. Holders of Class C Shares must submit their request to the transfer agent no later than the last business day of the 71st month following the month in which they purchased their shares. Holders of Class C Shares purchased after that date will not have the option to convert those shares to Class A Shares.

   Class B Shares will automatically convert to Class A Shares eight years after purchase. The purpose of the conversion is to limit the distribution fees you pay over the life of your investment. All conversions will be done at net asset value without the imposition of any sales load, fee, or other charge, so that the value of each shareholder's account immediately before conversion will be the same as the value of the account immediately after conversion. Class B Shares acquired through reinvestment of distributions will convert into Class A Shares based on the date of the initial purchase to which such shares relate. For this purpose, Class B Shares acquired through reinvestment of distributions will be attributed to particular purchases of Class B Shares in accordance with such procedures as the Board of Trustees may determine from time to time. Class B Shares that are converted to Class A Shares will remain subject to an annual service fee that is identical in amount for both Class B Shares and Class A Shares. Since net asset value per share of the Class B Shares and the Class A Shares may differ at the time of conversion, a shareholder may receive more or fewer Class A Shares than the number of Class B Shares converted. Any conversion of Class B Shares into Class A Shares will be subject to the continuing availability of an opinion of counsel or a private letter ruling from the Internal Revenue Service to the effect that the conversion of shares would not constitute a taxable event under federal income tax law. Conversion of Class B Shares into Class A Shares might be suspended if such an opinion or ruling were no longer available.

   Any Class A Shares purchased pursuant to a special sales charge waiver must be acquired for investment purposes and on the condition that they will not be transferred or resold except through redemption by the Funds. You or your financial advisor must notify Nuveen or the Fund's transfer agent whenever you make a purchase of Class A Shares of any Fund that you wish to be covered under these special sales charge waivers.

   Class A Shares of any Fund may be issued at net asset value without a sales charge in connection with the acquisition by a Fund of another investment company. All purchases under the special sales charge waivers will be subject to minimum purchase requirements as established by the Funds.

   In determining the amount of your purchases of Class A Shares of any Fund that may qualify for a reduced sales charge, the following purchases may be combined: (1) all purchases by a trustee or other fiduciary for a single trust, estate or fiduciary account; (2) all purchases by individuals and their immediate family members (i.e., their spouses, parents, children, grandparents, grandchildren, parents-in-law, sons-and daughters-in-law, siblings, a sibling's spouse, and a spouse's siblings); or (3) all purchases made through a group purchase program as described above.

   Class R Share Purchase Eligibility. Class R Shares are available for purchases of $10 million or more and for purchases using dividends and capital gains distributions on Class R Shares. Class R Shares also are available for the following categories of investors:

  . officers, trustees and former trustees of the Nuveen and former Flagship Funds and their immediate family members or trustees/directors of any fund, sponsored by Nuveen, any parent company of Nuveen and subsidiaries thereof and their immediate family members;
  . bona fide, full-time and retired employees and directors of Nuveen, any parent company of Nuveen, and subsidiaries thereof, or their immediate family members;
  . officers, directors or bona fide employees of any investment advisory partner of Nuveen that provides sub-advisory services for a Nuveen product, or their immediate family members;

  . any person who, for at least 90 days, has been an officer, director or bona fide employee of any Authorized Dealer, or their immediate family members;
  . officers and directors of bank holding companies that make Fund shares available directly or through subsidiaries or bank affiliates, or their immediate family members;
  . bank or broker-affiliated trust departments investing funds over which they exercise exclusive discretionary investment authority and that are held in a fiduciary, agency, advisory, custodial or similar capacity;
  . investors purchasing on a periodic fee, asset-based fee or no transaction fee basis through a broker-dealer sponsored mutual fund purchase program;

  . clients of investment advisors, financial planners or other financial intermediaries that charge periodic or asset-based fees for their services;
   Any shares purchased by investors falling within any of the first five categories listed above must be acquired for investment purposes and on the condition that they will not be transferred or resold except through redemption by the Fund.

   In addition, purchasers of Nuveen Defined Portfolios may reinvest their distributions from such Defined Portfolios in Class R Shares, if, before September 6, 1994, such purchasers of Nuveen unit investment trusts had elected to reinvest distributions in Nuveen Fund shares (before June 13, 1995 for Nuveen Municipal Bond Fund shares). Shareholders may exchange their Class R Shares of any Nuveen Fund into Class R Shares of any other Nuveen Fund.

   The reduced sales charge programs may be modified or discontinued by the Funds at any time.

   If you are eligible to purchase either Class R Shares or Class A Shares without a sales charge at net asset value, you should be aware of the differences between these two classes of shares. Class A Shares are subject to an annual service fee to compensate Authorized Dealers for providing you with ongoing account service. Class R Shares are not subject to a distribution or service fee and, consequently, holders of Class R Shares may not receive the sale types or levels of services from Authorized Dealers. In choosing between Class A Shares and Class R Shares, you should weigh the benefits of the services to be provided by Authorized Dealers against the annual service fee imposed upon the Class A Shares.

   For more information about the purchase of Class A Shares or reduced sales charge programs, or to obtain the required application forms, call Nuveen toll-free at (800) 257-8787.

Reduction or Elimination of Contingent Deferred Sales Charge

   Class A Shares are normally redeemed at net asset value, without any Contingent Deferred Sales Charge ("CDSC"). However, in the case of Class A Shares purchased at net asset value on or after July 1, 1996 because the purchase amount exceeded $1 million, where the Authorized Dealer did not waive the sales commission, a CDSC of 1% is imposed on any redemption within 18 months of purchase. In the case of Class B Shares redeemed within six years of purchase, a CDSC is imposed, beginning at 5% for redemptions within the first year, declining to 4% for redemptions within years two and three, and declining by 1% each year thereafter until disappearing after the sixth year. You may not purchase Class B shares if you are a single purchaser placing a purchase order of $250,000 or more of Fund shares. Such purchase orders will not be accepted. Class C Shares are redeemed at net asset value, without any CDSC, except that a CDSC of 1% is imposed upon redemption of Class C Shares that are redeemed within 12 months of purchase.

   In determining whether a CDSC is payable, a Fund will first redeem shares not subject to any charge and then will redeem shares held for the longest period, unless the shareholder specifies another order. No CDSC is charged on shares purchased as a result of automatic reinvestment of dividends or capital gains paid. In addition, no CDSC will be charged on exchanges of shares into another Nuveen Mutual Fund. The holding period is calculated on a monthly basis and begins the first day of the month in which the order for investment is received. The CDSC is assessed on an amount equal to the lower of the then current market value or the cost of the shares being redeemed. Accordingly, no sales charge is imposed on increases on net asset value above the initial purchase price. Nuveen receives the amount of any CDSC shareholders pay.

   The CDSC may be waived or reduced under the following special circumstances:
1) redemptions following the death or disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, as amended, of a shareholder; 2) in whole or in part for redemptions of shares by shareholders with accounts in excess of specified breakpoints that correspond to the breakpoints under which the up-front sales charge on Class A Shares is reduced pursuant to Rule 22d-1 under the Act; 3) redemptions of shares purchased under circumstances or by a category of investors for which Class A Shares could be purchased at net asset value without a sales charge; 4) in connection with the exercise of a reinstatement privilege whereby the proceeds of a redemption of a Fund's shares subject to a sales charge are reinvested in shares of certain Funds within a specified number of days; 5) in connection with the exercise of a Fund's right to redeem all shares in an account that does not maintain a certain minimum balance or that the applicable board has determined may have material adverse consequences to the shareholders of such Fund; 6) involuntary redemptions by operation of law; 7) redemptions in connection with a payment of account or plan fees; 8) redemptions made pursuant to a Fund's systematic withdrawal plan, up to 1% monthly, 3% quarterly, 6% semiannually or 12% annually of an account's net asset value depending on the frequency of the plan as designated by the shareholder; 9) redemptions of Classes A, B or C Shares if the proceeds are transferred to an account managed by another Nuveen Adviser and the advisor refunds the advanced service and distribution fees to Nuveen; and 10) redemptions of Class C shares in cases where (a) you purchase shares after committing to hold the shares for less than one year and (b) your advisor consents up front to receiving the appropriate service and distribution fee on the Class C shares on an ongoing basis instead of having the first year's fees advanced by Nuveen. If a Fund waives or reduces the CDSC, such waiver or reduction would be uniformly applied to all Fund shares in the particular category. In waiving or reducing a CDSC, the Funds will comply with the requirements of Rule 22d-1 of the Investment Company Act of 1940, as amended.

Shareholder Programs

Exchange Privilege

   You may exchange shares of a class of the Funds for shares of the same class of any other Nuveen Mutual Fund with reciprocal exchange privileges, at net asset value without a sales charge, by sending a written request to the Fund, c/o Nuveen Investor Services, P.O. Box 8530, Boston, Massachusetts 02266-8530.

   Similarly, Class A, Class B, Class C and Class R Shares of other Nuveen Mutual Funds may be exchanged for the same class of shares of one of the Funds at net asset value without a sales charge.

   If you exchange shares subject to a CDSC, no CDSC will be charged at the time of the exchange. However, if you subsequently redeem the shares acquired through the exchange, the redemption may be subject to a CDSC, depending on when you purchased your original shares and the CDSC schedule of the fund from which you exchanged your shares.

   The shares to be purchased must be offered in your state of residence and you must have held the shares you are exchanging for at least 15 days. The total value of exchanged shares must at least equal the minimum investment requirement of the Nuveen Mutual Fund being purchased. For federal income tax purposes, any exchange constitutes a sale and purchase of shares and may result in capital gain or loss. Before making any exchange, you should obtain the Prospectus for the Nuveen Mutual Fund you are purchasing and read it carefully. If the registration of the account for the Fund you are purchasing is not exactly the same as that of the fund account from which the exchange is made, written instructions from all holders of the account from which the exchange is being made must be received, with signatures guaranteed by a member of an approved Medallion Guarantee Program or in such other manner as may be acceptable to the Fund. You may also exchange shares by telephone if you authorize telephone exchanges by checking the applicable box on the Application Form or by calling Nuveen Investor Services toll-free 800-257-8787 to obtain an authorization form. The exchange privilege may be modified or discontinued by the Fund at any time.

   The exchange privilege is not intended to permit the Fund to be used as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management, raise expenses, and otherwise have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where Fund management believes doing so would be in the best interest of the Fund, the Fund reserves the right to revise or terminate the exchange privilege, or limit the amount or number of exchanges or reject any exchange. Shareholders would be notified of any such action to the extent required by law.

Reinstatement Privilege

   If you redeemed Class A, Class B or Class C Shares of the Fund or any other Nuveen Mutual Fund that were subject to a sales charge or a CDSC, you have up to one year to reinvest all or part of the full amount of the redemption in the same class of shares of the Fund at net asset value. This reinstatement privilege can be exercised only once for any redemption, and reinvestment will be made at the net asset value next calculated after reinstatement of the appropriate class of Fund shares. If you reinstate shares that were subject to a CDSC, your holding period as of the redemption date also will be reinstated for purposes of calculating a CDSC and the CDSC paid at redemption will be refunded. The federal income tax consequences of any capital gain realized on a redemption will not be affected by reinstatement, but a capital loss may be disallowed in whole or in part depending on the timing, the amount of the reinvestment and the fund from which the redemption occurred.

General Matters

   The Funds may encourage registered representatives and their firms to help apportion their assets among bonds, stocks and cash, and may seek to participate in programs that recommend a portion of their assets be invested in tax-free, fixed income securities.

   In addition to the types of compensation to dealers to promote sales of fund shares that are described in the prospectus, Nuveen may from time to time make additional reallowances only to certain authorized dealers who sell or are expected to sell certain minimum amounts of shares of the Nuveen Mutual Funds during specified time periods. Promotional support may include providing sales literature to and holding informational or educational programs for the benefit of such Authorized Dealers' representatives, seminars for the public, and advertising and sales campaigns. Nuveen may reimburse a participating Authorized Dealer for up to one-half of specified media costs incurred in the placement of advertisements which jointly feature the Authorized Dealer and Nuveen Funds and Nuveen Defined Portfolios.

   Such reimbursement will be based on the number of Nuveen Fund shares sold, the dollar amounts of such sales, or a combination of the foregoing, during the prior calendar year according to an established schedule. Any such support or reimbursement would be provided by Nuveen out of its own assets, and not out of the assets of the Funds, and will not change the price an investor pays for shares or the amount that a Fund will receive from such a sale.

   To help advisors and investors better understand and most efficiently use the Fund to reach their investment goals, the Funds may advertise and create specific investment programs and systems. For example, this may include information on how to use the Funds to accumulate assets for future education needs or periodic payments such as insurance premiums. The Funds may produce software or additional sales literature to promote the advantages of using the Funds to meet these and other specific investor needs.

   The Funds have authorized one or more brokers to accept on their behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Funds' behalf. The Funds will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee accepts the order. Customer orders received by such broker (or their designee) will be priced at the Funds' net asset value next computed after they are accepted by an authorized broker (or their designee). Orders accepted by an authorized broker (or their designee) before the close of regular trading on the New York Stock Exchange will receive that day's share price; orders accepted after the close of trading will receive the next business day's share price.

   In addition, you may exchange Class R Shares of any Fund for Class A Shares of the same Fund without a sales charge if the current net asset value of those Class R Shares is at least $3,000 or you already own Class A Shares of that Fund.

   Each Fund may suspend the right of redemption, or delay payment to redeeming shareholders for more than seven days, when the New York Stock Exchange is closed (not including customary weekend and holiday closings); when trading in the markets a Fund normally uses is restricted, or the SEC determines that an emergency exists so that trading of a Fund's portfolio securities or determination of a Fund's net assets value is not reasonably practical; or the SEC by order permits the suspension of the right of redemption or the delay in payment to redeeming shareholders for more than seven days.

   The Funds have reserved the right to redeem in kind (that is, to pay redemption requests in cash and portfolio securities, or wholly in portfolio securities), although the Funds have no present intention to redeem in kind. The Funds voluntarily have committed to pay in cash all requests for redemption by any shareholder, limited as to each shareholder during any ninety-day period to the lesser of $250,000 or 1% of the net asset value of a Fund at the beginning of the ninety-day period.

   Shares will be registered in the name of the investor or the investor's financial advisor. A change in registration or transfer of shares held in the name of a financial advisor may only be made by an order in good form from the financial advisor acting on the investor's behalf. Share certificates will only be issued upon written request to the Funds' transfer agent. No share certificates will be issued for fractional shares.

   A fee of 1% of the current market value of any shares represented by a certificate will be charged if the certificate is lost, stolen, or destroyed. The fee is paid to Seaboard Surety Company for insurance of the lost, stolen, or destroyed certificate.

   For more information on the procedure for purchasing shares of a Fund and on the special purchase programs available thereunder, see "How to Buy Shares" in the Prospectus.

   Nuveen serves as the principal underwriter of the shares of the Funds pursuant to a "best efforts" arrangement as provided by a distribution agreement with the Nuveen Flagship Municipal Trust, dated February 1, 1997 and last renewed on July 31, 2003 ("Distribution Agreement"). Pursuant to the Distribution Agreement, the Trust appointed Nuveen to be its agent for the distribution of the Funds' shares on a continuous offering basis. Nuveen sells shares to or through brokers, dealers, banks or other qualified financial intermediaries (collectively referred to as "Dealers"), or others, in a manner consistent with the then effective registration statement of the Trust. Pursuant to the Distribution Agreement, Nuveen, at its own expense, finances certain activities incident to the sale and distribution of the Funds' shares, including printing and distributing of prospectuses and statements of additional information to other than existing shareholders, the printing and distributing of sales literature, advertising and payment of compensation and giving of concessions to Dealers. Nuveen receives for its services the excess, if any, of the sales price of the Funds' shares less the net asset value of those shares, and reallows a majority or all of such amounts to the Dealers who sold the shares; Nuveen may act as such a Dealer. Nuveen also receives compensation pursuant to a distribution plan adopted by the Trust pursuant to Rule 12b-1 and described herein under "Distribution and Service Plan." Nuveen receives any CDSCs imposed on redemptions of Shares.

   The aggregate amounts of underwriting commissions with respect to the sale of Fund shares and the amount thereof retained by Nuveen were as follows (all figures are to the nearest thousand):

                                 Year Ended            Year Ended            Year Ended
                               April 30, 2003        April 30, 2002        April 30, 2001
                            --------------------- --------------------- ---------------------
                                          Amount                Amount                Amount
                             Amount of   Retained  Amount of   Retained  Amount of   Retained
                            Underwriting    By    Underwriting    By    Underwriting    By
Fund                        Commissions   Nuveen  Commissions   Nuveen  Commissions   Nuveen
----                        ------------ -------- ------------ -------- ------------ --------
Nuveen High Yield Municipal
  Bond Fund................   $1,152      $--        $362       $ 7        $ 87       $ 8
Nuveen All-American
  Municipal Bond Fund......      566       34         347        --         198        --
Nuveen Insured Municipal
  Bond Fund................      849       --         390         8         190        --
Nuveen Intermediate
  Duration Municipal Bond
  Fund.....................      438       61         271        24          37        --
Nuveen Limited Term
  Municipal Bond Fund......      892       --         323        --          88        --

DISTRIBUTION AND SERVICE PLAN

   The Funds have adopted a plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, which provides that Class B Shares and Class C Shares will be subject to an annual distribution fee, and that Class A Shares, Class B Shares and Class C Shares will be subject to an annual service fee. Class R Shares will not be subject to either distribution or service fees.

   The distribution fee applicable to Class B and Class C Shares under each Fund's Plan will be payable to reimburse Nuveen for services and expenses incurred in connection with the distribution of Class B and Class C Shares, respectively. These expenses include payments to Authorized Dealers, including Nuveen, who are brokers of record with respect to the Class B and Class C Shares, as well as, without limitation, expenses of printing and distributing prospectuses to persons other than shareholders of the Fund, expenses of preparing, printing and distributing advertising and sales literature and reports to shareholders used in connection with the sale of Class B and Class C Shares, certain other expenses associated with the distribution of Class B and Class C Shares, and any distribution-related expenses that may be authorized from time to time by the Board of Trustees.

   The service fee applicable to Class A Shares, Class B Shares and Class C Shares under each Fund's Plan will be payable to Authorized Dealers in connection with the provision of ongoing account services to shareholders. These services may include establishing and maintaining shareholder accounts, answering shareholder inquiries and providing other personal services to shareholders.

   Each Fund may spend up to .20 of 1% per year of the average daily net assets of Class A Shares as a service fee under the Plan applicable to Class A Shares. Each Fund may spend up to .75 of 1% per year of the average daily net assets of Class B Shares as a distribution fee and up to .20 of 1% per year of the average daily net assets of Class B Shares as a service fee under the Plan applicable to Class B Shares. Each Fund may spend up to .55 of 1% per year of the average daily net assets of Class C Shares as a distribution fee and up to ..20 of 1% per year of the average daily net assets of Class C Shares as a service fee under the Plan applicable to Class C Shares.

   During the fiscal year ended April 30, 2003, the Funds incurred 12b-1 fees pursuant to their respective 12b-1 Plans in the amounts set forth in the table below. For this period, substantially all of the 12b-1 service fees on Class A Shares were paid out as compensation to Authorized Dealers for providing services to shareholders relating to their investments. To compensate for commissions advanced to Authorized Dealers, all 12b-1 service fees collected on Class B Shares during the first year following a purchase, all 12b-1 distribution fees on Class B Shares, and all 12b-1 service and distribution fees on Class C Shares during the first year following a purchase are retained by Nuveen. After the first year following a purchase, 12b-1 service fees on Class B Shares and 12b-1 service and distribution fees on Class C Shares are paid to Authorized Dealers.

                                                                         Compensation Paid
                                                                  to Authorized Dealers During the
                                                                     Year Ended April 30, 2003
                                                                  --------------------------------
        Nuveen High Yield Municipal Bond Fund:
            Class A..............................................            $  118,146
            Class B..............................................               397,201
            Class C..............................................               205,979

        Nuveen All-American Municipal Bond Fund:
            Class A..............................................               459,757
            Class B..............................................               428,491
            Class C..............................................               523,504

        Nuveen Insured Municipal Bond Fund:
            Class A..............................................               328,329
            Class B..............................................               352,697
            Class C..............................................               210,775

        Nuveen Intermediate Duration Municipal Bond Fund:
            Class A..............................................               534,244
            Class B..............................................               244,561
            Class C..............................................               299,928

        Nuveen Limited Term Municipal Bond Fund:
            Class A..............................................               914,872
            Class C..............................................             1,281,831

   Under each Fund's Plan, the Fund will report quarterly to the Board of Trustees for its review all amounts expended per class of shares under the Plan. The Plan may be terminated at any time with respect to any class of shares, without the payment of any penalty, by a vote of a majority of the trustees who are not "interested persons" and who have no direct or indirect financial interest in the Plan or by vote of a majority of the outstanding voting securities of such class. The Plan may be renewed from year to year if approved by a vote of the Board of Trustees and a vote of the non-interested trustees who have no direct or indirect financial interest in the Plan cast in person at a meeting called for the purpose of voting on the Plan. The Plan may be continued only if the trustees who vote to approve such continuance conclude, in the exercise of reasonable business judgment and in light of their fiduciary duties under applicable law, that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders. The Plan may not be amended to increase materially the cost which a class of shares may bear under the Plan without the approval of the shareholders of the affected class, and any other material amendments of the Plan must be approved by the non-interested trustees by a vote cast in person at a meeting called for the purpose of considering such amendments. During the continuance of the Plan, the selection and nomination of the non-interested trustees of the Trust will be committed to the discretion of the non-interested trustees then in office.

INDEPENDENT AUDITORS, CUSTODIAN AND TRANSFER AGENT

   PricewaterhouseCoopers LLP, independent auditors, One North Wacker Drive, Chicago, Illinois 60606, has been selected as auditors for the Trust. In addition to audit services, the auditors will provide assistance on accounting, internal control, tax and related matters. The financial statements incorporated by reference elsewhere in this Statement of Additional Information and the information for prior periods set forth under "Financial Highlights" in the Prospectus have been audited by the respective auditors as indicated in their report with respect thereto, and are included in reliance upon the authority of that firm in giving that report.

   The custodian of the assets of the Funds is State Street Bank & Trust Company, 1 Federal Street, 2nd Floor, Boston, Massachusetts 02110. The custodian performs custodial, fund accounting and portfolio accounting services.

   The Fund's transfer, shareholder services, and dividend paying agent is Boston Financial Data Services, 66 Brooks Drive, Braintree, Massachusetts 02184.

FINANCIAL STATEMENTS

   The audited financial statements for each Fund's most recent fiscal year appear in the Fund's Annual Report. Each Fund's Annual Report accompanies this Statement of Additional Information.

APPENDIX A

Ratings of Investments

   Standard & Poor's Ratings Group--A brief description of the applicable Standard & Poor's Ratings Group ("S&P") rating symbols and their meanings (as published by S&P) follows:

                                Long Term Debt

   An S&P corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

   The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

   The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

   The ratings are based, in varying degrees, on the following considerations:

      1. Likelihood of default--capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

      2. Nature of and provisions of the obligation;

      3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

Investment Grade

AAA Debt rated 'AAA' has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA Debt rated 'AA' has a very strong capacity to pay interest and repay principal, and differs from the highest-rated issues only in small degree.

A Debt rated 'A' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB Debt rated 'BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

Speculative Grade Rating

   Debt rated 'BB,' 'B,' 'CCC,' 'CC' and 'C' is regarded as having predominantly speculative characteristics, with respect to capacity to pay interest and repay principal. 'BB' indicates the least degree of speculation and 'C' the highest. While such debt will likely have some quality and protective characteristics these are outweighed by major uncertainties or major exposures to adverse conditions.

BB Debt rated 'BB' has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The 'BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BBB-' rating.

B Debt rated 'B' has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The 'B' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BB' or 'BB-' rating.

CCC Debt rated 'CCC' has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal.

    The 'CCC' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'B' or 'B-' rating.

CC The rating 'CC' typically is applied to debt subordinated to senior debt that is assigned an actual or implied 'CCC' debt rating.

C The rating 'C' typically is applied to debt subordinated to senior debt which is assigned an actual or implied 'CCC-' debt rating. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI The rating 'CI' is reserved for income bonds on which no interest is being paid.

D Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filling of a bankruptcy petition if debt service payments are jeopardized.

    Plus (+) or Minus (-): the ratings from 'AA' to 'CCC' may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

    Provisional Ratings: the letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise judgment with respect to such likelihood and risk.

L The letter 'L' indicates that the rating pertains to the principal amount of those bonds to the extent that the underlying deposit collateral is federally insured by the Federal Savings & Loan Insurance Corp. or the Federal Deposit Insurance Corp.* and interest is adequately collateralized. In the case of certificates of deposit, the letter 'L' indicates that the deposit, combined with other deposits being held in the same right and capacity, will be honored for principal and accrued pre-default interest up to the federal insurance limits within 30 days after closing of the insured institution or, in the event that the deposit is assumed by a successor insured institution, upon maturity.

NR Indicates no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

                               Commercial Paper

   An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

   Ratings are graded into several categories, ranging from "A-1" for the highest quality obligations to "D" for the lowest. These categories are as follows:

A-1 This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

A-3 Issues carrying this designation have adequate capacity for timely payment.
    They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues rated "B" are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

   A commercial rating is not a recommendation to purchase, sell, or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to S&P by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. the ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information or based on other circumstances.

   Moody's Investors Service, Inc.--A brief description of the applicable Moody's Investors Service, Inc. ("Moody's") rating symbols and their meanings (as published by Moody's) follows:

                                Long Term Debt

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are mostly unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds which are rated Ba are judged to have speculative elements; their future can not be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby, not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default, or there may be present elements of danger with respect to principal or interest.

Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

    Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

   Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1, Baa1, Ba1, and B1.

                               Commercial Paper

   Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of senior short-term promissory obligations. Prime-1 repayment capacity will often be evidenced by many of the following characteristics:

--Leadingmarket positions in well-established industries.

--Highrates of return on funds employed.

--Conservativecapitalization structure with moderate reliance on debt and ample asset protection.

--Broadmargins in earnings coverage of fixed financial charges and high internal cash generation.

--Well-establishedaccess to a range of financial markets and assured sources of alternate liquidity.

   Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of senior short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

   Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of senior short-term promissory obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage.

   Issuers rated Not Prime do not fall within any of the Prime rating categories.

   On June 1, 2000, Fitch IBCA, Inc. and Duff & Phelps, Inc. merged. The combined company name is Fitch, Inc. ("Fitch") and both companies' ratings systems have been combined into a single rating system. A brief description of the applicable Fitch ratings symbols and meanings (as published by Fitch) follows:

                                Long Term Debt

   Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt in a timely manner.

   The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

   Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

   Bonds that have the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

   Fitch ratings are not recommendations to buy, sell, or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature or taxability of payments made in respect of any security.

   Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

AAA Bonds considered to be investment grade and of the highest credit quality.
    The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA". Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of the issuers is generally rated "F-1+".

A Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB Bonds considered to be investment grade and of good credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

   Fitch speculative grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings ("BB" to "C") represent Fitch's assessment of the likelihood of timely payment of principal and interest in accordance with the terms of obligation for bond issues not in default. For defaulted bonds, the rating ("DDD" to "D") is an assessment of the ultimate recovery value through reorganization or liquidation.

   The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength.

   Bonds that have the same rating are of similar but not necessarily identical credit quality since the rating categories can not fully reflect the differences in the degrees of credit risk.

BB Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business economic environment.

CC Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C    Bonds are in imminent default in payment of interest or principal.

DDD Bonds are in default on interest and/or principal payments. Such bonds DD are extremely
DD speculative and should be valued on the basis of their and D ultimate recovery value in and Dliquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery of these bonds, and "D" represents the lowest potential for recovery.

                              Short-Term Ratings

   Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificate of deposit, medium-term notes, and municipal and investment notes.

   The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

F-1+Exceptionally Strong Credit Quality Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1 Very Strong Credit Quality Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+".

F-2 Good Credit Quality Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned "F-1+" and "F-1" ratings.

F-3 Fair Credit Quality Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

B Speculative issues assigned this rating have minimal capacity for timely payments and are vulnerable to near-term changes in financial and economic conditions.

C High default risk issues where default is a real possibility. Capacity for making timely payments is solely reliant upon a sustained, favorable business and economic environment.

D Default Issues assigned this rating are in actual or imminent payment default.

   Subsequent to its purchase by a Fund, an issue may cease to be rated or its rating may be reduced below the minimum required for purchase by such Fund. Neither event requires the elimination of such obligation from a Fund's portfolio, but Nuveen Advisory will consider such an event in its determination of whether the Fund should continue to hold such obligation.

APPENDIX B

DESCRIPTION OF HEDGING TECHNIQUES

   Set forth below is additional information regarding the various Funds' defensive hedging techniques and use of repurchase agreements.

Futures and Index Transactions

   Financial Futures. A financial future is an agreement between two parties to buy and sell a security for a set price on a future date. They have been designed by boards of trade which have been designated "contracts markets" by the Commodity Futures Trading Commission ("CFTC").

   The purchase of financial futures is for the purpose of hedging a Fund's existing or anticipated holdings of long-term debt securities. When a Fund purchases a financial future, it deposits in cash or securities an "initial margin" of between 1% and 5% of the contract amount. Thereafter, the Fund's account is either credited or debited on a daily basis in correlation with the fluctuation in price of the underlying future or other requirements imposed by the exchange in order to maintain an orderly market. The Fund must make additional payments to cover debits to its account and has the right to withdraw credits in excess of the liquidity, the Fund may close out its position at any time prior to expiration of the financial future by taking an opposite position. At closing a final determination of debits and credits is made, additional cash is paid by or to the Fund to settle the final determination and the Fund realizes a loss or gain depending on whether on a net basis it made or received such payments.

   The sale of financial futures is for the purpose of hedging a Fund's existing or anticipated holdings of long-term debt securities. For example, if a Fund owns long-term bonds and interest rates were expected to increase, it might sell financial futures. If interest rates did increase, the value of long-term bonds in the Fund's portfolio would decline, but the value of the Fund's financial futures would be expected to increase at approximately the same rate thereby keeping the net asset value of the Fund from declining as much as it otherwise would have.

   Among the risks associated with the use of financial futures by the Funds as a hedging device, perhaps the most significant is the imperfect correlation between movements in the price of the financial futures and movements in the price of the debt securities which are the subject of the hedge.

   Thus, if the price of the financial future moves less or more than the price of the securities which are the subject of the hedge, the hedge will not be fully effective. To compensate for this imperfect correlation, the Fund may enter into financial futures in a greater dollar amount than the dollar amount of the securities being hedged if the historical volatility of the prices of such securities has been greater than the historical volatility of the financial futures. Conversely, the Fund may enter into fewer financial futures if the historical volatility of the price of the securities being hedged is less than the historical volatility of the financial futures.

   The market prices of financial futures may also be affected by factors other than interest rates. One of these factors is the possibility that rapid changes in the volume of closing transactions, whether due to volatile markets or movements by speculators, would temporarily distort the normal relationship between the markets in the financial future and the chosen debt securities. In these circumstances as well as in periods of rapid and large price movements. The Fund might find it difficult or impossible to close out a particular transaction.

   Options on Financial Futures. The Funds may also purchase put or call options on financial futures which are traded on a U.S. Exchange or board of trade and enter into closing transactions with respect to such options to terminate an existing position. Currently, options can be purchased with respect to financial futures on U.S. Treasury Bonds on The Chicago Board of Trade. The purchase of put options on financial futures is analogous to the purchase of put options by a Fund on its portfolio securities to hedge against the risk of rising interest rates. As with options on debt securities, the holder of an option may terminate his position by selling an option of the same Fund. There is no guarantee that such closing transactions can be effected.

Index Contracts

   Index Futures. A tax-exempt bond index which assigns relative values to the tax-exempt bonds included in the index is traded on the Chicago Board of Trade. The index fluctuates with changes in the market values of all tax-exempt bonds included rather than a single bond. An index future is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash--rather than any security--equal to specified dollar amount times the difference between the index value at the close of the last trading day of the contract and the price at which the index future was originally written. Thus, an index future is similar to traditional financial futures except that settlement is made in cash.

   Index Options. The Funds may also purchase put or call options on U.S. Government or tax-exempt bond index futures and enter into closing transactions with respect to such options to terminate an existing position. Options on index futures are similar to options on debt instruments except that an option on an index future gives the purchaser the right, in return for the premium paid, to assume a position in an index contract rather than an underlying security at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance of the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, is less than the exercise price of the option on the index future.

   Bond index futures and options transactions would be subject to risks similar to transactions in financial futures and options thereon as described above. No series will enter into transactions in index or financial futures or related options unless and until, in the Adviser's opinion, the market for such instruments has developed sufficiently.

Repurchase Agreements

   A Fund may invest temporarily up to 5% of its assets in repurchase agreements, which are agreements pursuant to which securities are acquired by the Fund from a third party with the understanding that they will be repurchased by the seller at a fixed price on an agreed date. These agreements may be made with respect to any of the portfolio securities in which the Fund is authorized to invest. Repurchase agreements may be characterized as loans secured by the underlying securities. The Fund may enter into repurchase agreements with (i) member banks of the Federal Reserve System having total assets in excess of $500 million and (ii) securities dealers, provided that such banks or dealers meet the creditworthiness standards established by the Fund's Board of

Trustees ("Qualified Institutions"). The Adviser will monitor the continued creditworthiness of Qualified Institutions, subject to the oversight of the Fund's board of trustees.

   The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities, as a result of its bankruptcy or otherwise, the Fund will seek to dispose of such securities, which action could involve costs or delays. If the seller becomes insolvent and subject to liquidation or reorganization under applicable bankruptcy or other laws, the Fund's ability to dispose of the underlying securities may be restricted. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying securities. To minimize this risk, the securities underlying the repurchase agreement will be held by the custodian at all times in an amount at least equal to the repurchase price, including accrued interest. If the seller fails to repurchase the securities, the Fund may suffer a loss to the extent proceeds from the sale of the underlying securities are less than the repurchase price.

   The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or date of maturity of the purchased security. The collateral is marked to market daily. Such agreements permit the Fund to keep all its assets earning interest while retaining "overnight" flexibility in pursuit of investments of a longer-term nature.

Swap Agreements

   Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to several years. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or swapped between the parties are calculated with respect to a notional amount (the amount or value of the underlying asset used in computing the particular interest rate, return, or other amount to be exchanged) in a particular foreign currency, or in a basket of securities representing a particular index. Swap agreements may include (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate or cap; (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level or floor; and
(iii) interest rate collars, under which a party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels or collar amounts.

   A Fund may enter into interest rate, credit default, securities index, commodity, or security and currency exchange rate swap agreements for any purpose consistent with the Fund's investment objective, such as for the purpose of attempting to obtain, enhance, or preserve a particular desired return or spread at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return or spread. The Fund also may enter into swaps in order to protect against an increase in the price of, or the currency exchange rate applicable to, securities that the Fund anticipates purchasing at a later date.

   Whether the Fund's use of swap agreements will be successful in furthering its investment objective will depend, in part, on the ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments and the changes in the future values, indices, or rates covered by the swap agreement. Swap agreements may be considered to be illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Fund will enter swap agreements only with counterparties that the Adviser reasonably believes are capable of performing under the swap agreements. If there is a default by the other party to such a transaction, the Fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction. Certain restrictions imposed on the Fund by the Internal Revenue Code of 1986 may limit the Fund's ability to use swap agreements. The swap market is largely unregulated.

                                                                  MAI-NAT-0803D

Nuveen Investments Tax-Free
Income Funds

Annual Report dated April 30, 2003

Dependable, tax-free income because It's not what you earn, it's what you keep.(R)



                              [PHOTOS APPEAR HERE]



Nuveen High Yield Municipal Bond Fund
Nuveen All-American Municipal Bond Fund
Nuveen Insured Municipal Bond Fund
Nuveen Intermediate Duration Municipal Bond Fund
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"No one knows what the future will bring, which is why we think a well-balanced portfolio ... is an important component in achieving your long-term financial goals."

Dear Shareholder,

[PHOTO OF TIMOTHY R. SCHWERTFEGER APPEARS HERE]

Once again, I am pleased to report that over the most recent reporting period your Fund continued to provide you with attractive tax-free monthly income. For more specific information about the performance of your Fund, please see the Portfolio Manager's Comments and Fund Spotlight sections of this report.

With interest rates at historically low levels, many have begun to wonder whether interest rates will rise, and whether that possibility should cause them to adjust their fixed-income investments. No one knows what the future will bring, which is why we think a well-balanced portfolio that is structured and carefully monitored with the help of an investment professional is an important component in achieving your long-term financial goals. A well-diversified portfolio may actually help to reduce your overall investment risk, and we believe that municipal bond investments like your Nuveen Investments Fund can be important building blocks in a portfolio crafted to perform well through a variety of market conditions.

I'd also like to direct your attention to the inside front cover of this report, which explains the quick and easy process to begin receiving Fund reports like this via e-mail and the internet. Thousands of Nuveen Investments Fund shareholders already have signed-up, and they are getting their Fund information faster and more conveniently than ever. I urge you to consider joining them.

Since 1898, Nuveen Investments has offered financial products and solutions that incorporate careful research, diversification, and the application of conservative risk-management principles. We are grateful that you have chosen us as a partner as you pursue your financial goals. We look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

Timothy R. Schwertfeger
Chairman of the Board

June 16, 2003

                             Annual Report | Page 1

Portfolio Managers' Comments

In the following discussion, portfolio managers John Miller, Tom Futrell, Tom O'Shaughnessy, Bill Fitzgerald, and Rick Huber examine economic and market conditions, key investment strategies, and the performance of the Funds.

John Miller, who has nine years of investment experience with Nuveen Investments, has managed the High Yield Fund since 2000. Tom Futrell has 20 years of investment experience and has managed the All-American Fund since January 2003. Tom O'Shaughnessy, who began managing the Insured Fund in January 2003, also has 20 years of investment experience. Bill Fitzgerald has 15 years of investment experience and has managed the Intermediate Duration Fund since January 2003. Rick Huber, manager of the Limited Term Fund since 1994, has 18 years of investment experience.

What factors had the greatest influence on the U.S. economy and the municipal market during this reporting period?

We believe the most influential factors affecting the performance of the U.S. economy and the municipal market over this reporting period continued to be the slow pace of economic growth and interest rates that remained near 40-year lows. In addition, continued geopolitical concerns, centering on Iraq and the ongoing threat of terrorism, also had an impact.

In the municipal market, the sluggish economic recovery and a general lack of inflationary pressures created conditions that helped many bonds, especially insured and higher-rated bonds, perform well. After a record issuance of $357 billion in calendar year 2002, municipal bond new issue supply nationwide remained strong during the first months of 2003. More than $113.5 billion in new municipal bonds were issued in the first four months of this year, up 21% over the same period in 2002. Despite this increase in supply, the firm or rising bond prices seen over much of this reporting period indicates that demand for municipal bonds also remained strong.

How did these Funds perform during the twelve months ended April 30, 2003?

The table on page 3 provides performance information for the Class A shares of each Fund, as well as a comparison of each Fund's performance with its corresponding Lipper peer group average and relevant Lehman Brothers index.


What strategies were used to manage these Funds during the twelve months ended April 30, 2003, and how did these strategies impact performance over this period?

For each of the five Funds, we continued to follow the same disciplined, research-driven investment approach that we use for every Nuveen fixed-income fund. But while all the Funds were managed according to these basic, fundamental principals, there were a number of individual circumstances and decisions that directly affected each Fund's performance over the twelve months ended April 30, 2003.

Nuveen High Yield Municipal Bond Fund

The High Yield Fund's strong performance relative to its Lehman benchmark resulted in part from an advantageous duration and credit quality position when compared with the index. During periods of falling interest rates, as was the case during much of this reporting period, an investment with a longer duration often will have an advantage over an investment with a shorter duration. As of April 30, 2003, the High Yield Fund had a duration of 7.72, compared with 6.88 for the Lehman High Yield Municipal Bond Index. In addition, as noted earlier, higher-rated bonds generally performed very well over this reporting period. As of April 30, 2003, 30% of the Fund's portfolio carried an investment-grade rating, while the Lehman index consists entirely of bonds rated below investment-grade.

Another driver of the Fund's strong performance relative to the Lehman index was a decision to limit the Fund's investment in airline-backed and tobacco-securitized bonds. Both of these sectors performed poorly over portions of the reporting period. As of April 30, 2003, only 2 percent of the Fund's assets were in airline bonds, and just 3 percent were in tobacco settlement bonds.

Over the twelve-month reporting period, we continued to focus on finding what we believed to be the most

The views expressed reflect those of the portfolio managers and are subject to change at any time, based on market and other conditions.

                             Annual Report | Page 2

Class A Shares--
One-Year Total Returns as of 4/30/03
--------------------------------------------------------------------------------
Nuveen High Yield Municipal Bond Fund/1/                                   5.56%
Lipper High Yield Municipal Debt Funds
category average/2/                                                        4.45%
Lehman Brothers High Yield Municipal Bond Index/3/                       - 0.42%
--------------------------------------------------------------------------------
Nuveen All-American Municipal Bond Fund/1/                                 6.54%
Lipper General Municipal Debt Funds
category average/4/                                                        7.25%
Lehman Brothers Municipal Bond Index/5/                                    8.49%
--------------------------------------------------------------------------------
Nuveen Insured Municipal Bond Fund/1/                                      8.80%
Lipper Insured Municipal Debt Funds
category average/6/                                                        8.31%
Lehman Brothers Insured Municipal Bond Index/7/                            9.42%
--------------------------------------------------------------------------------
Nuveen Intermediate Duration Municipal Bond Fund/1/                        5.85%
Lipper General Municipal Debt Funds
category average/4/                                                        7.25%
Lehman Brothers 7-Year Municipal Bond Index/8/                             8.43%
--------------------------------------------------------------------------------
Nuveen Limited Term Municipal Bond Fund1                                   5.52%
Lipper Short-Intermediate Municipal Debt Funds
category average/9/                                                        5.59%
Lehman Brothers 5-Year Municipal Bond Index/10/                            7.65%
--------------------------------------------------------------------------------

attractive high yield opportunities. As of April 30, 2003, nearly 50 percent of the Fund's portfolio was invested in four areas:

Healthcare. Despite the growth and aging of the U.S. population, few new hospitals have been built in recent years, and we think the utilization and capacity rates of many existing facilities may continue to improve. This is an area that we believe requires careful analysis, and we took advantage of Nuveen's in-house research capabilities to identify several investments that performed well over the reporting period. One example was revenue bonds issued for the HealthEast Project in St. Paul, Minnesota. Besides offering an attractive income stream, these bonds benefited from the gradual improvement of the issuer's finances. Their price on April 30, 2003, was $96.3 (based on $100 par), compared with $92.1 on April 30, 2002. This resulted in an 11.92% total return on this security for the period.

Tax-increment financing (TIF). We were attracted to TIF bonds, a type of real estate obligation, because of the bonds' senior status relative to other mortgage debt. In addition, TIF bonds often tend to improve in quality as their financial obligations transfer from developers to property owners over time. Our investment focus continued to be on single-family housing projects. One successful TIF investment made during the period was in bonds issued for Mount Hope Bay Village in Tiverton, Rhode Island. This project involved an attractive piece of oceanfront property that we believe will continue to be highly sought-after by homeowners.

Utilities. Utilities remained a focal point for us because they represent an essential industry. In our opinion, utilities have been dealing with a temporary period of oversupply, leading to the sector's recent significant volatility. We believe this volatility may eventually decrease and that attractive opportunities may continue to surface. During the Fund's reporting period, we benefited from a November 2002 purchase of bonds backed by revenues of Texas Utilities. The bonds had previously underperformed because of concerns about

 1 Performance figures are for Class A shares at net asset value as of April
   30, 2003. Current performance may be more or less than the performance shown.

 2 The Lipper peer group returns represent the average annualized total return of the 72 funds in the Lipper High Yield Municipal Debt Funds category for the one-year period ended April 30, 2003. The returns assume reinvestment of dividends and do not reflect any applicable sales charges.

 3 The Lehman Brothers High Yield Municipal Bond Index is an unmanaged index composed of municipal bonds rated below BBB/Baa and does not reflect any initial or ongoing expenses. An index is not available for direct investment.

 4 The Lipper peer group returns represent the average annualized total return of the 293 funds in the Lipper General Municipal Debt Funds category for the one-year period ended April 30, 2003. The returns assume reinvestment of dividends and do not reflect any applicable sales charges.

 5 The Lehman Brothers Municipal Bond Index is an unmanaged index composed of a broad range of investment-grade municipal bonds and does not reflect any initial or ongoing expenses. An index is not available for direct investment.

 6 The Lipper peer group returns represent the average annualized total return of the 49 funds in the Lipper Insured Municipal Debt Funds category for the one-year period ended April 30, 2003. The returns assume reinvestment of dividends and do not reflect any applicable sales charges.

 7 The Lehman Brothers Insured Municipal Bond Index is an unmanaged index composed of all the insured bonds in the Lehman Brothers Municipal Bond Index with a maturity of at least one year and ratings of Aaa/AAA. An index is not available for direct investment.

 8 The Lehman Brothers 7-Year Municipal Bond Index is an unmanaged index composed of a broad range of investment-grade municipal bonds and does not reflect any initial or ongoing expenses. This index more closely compares to the duration of the bonds in the Fund's portfolio. An index is not available for direct investment.

 9 The Lipper peer group returns represent the average annualized total return of the 31 funds in the Lipper Short-Intermediate Municipal Debt Funds category for the one-year period ended April 30, 2003. The returns assume reinvestment of dividends and do not reflect any applicable sales charges.

10 The Lehman Brothers 5-Year Municipal Bond Index is an unmanaged index composed of a broad range of investment-grade municipal bonds and does not reflect any initial or ongoing expenses. This index more closely compares to the duration of the bonds in the Fund's portfolio. An index is not available for direct investment.

                             Annual Report | Page 3
the company's European operations. After Texas Utilities divested itself of its foreign subsidiary and concentrated on core operations, investors returned to the bonds and bid up their price.

Charter schools. Charter schools are state-sanctioned education institutions that can operate more independently than a typical public school. Many investors have been wary of buying charter school bonds because of the risk that underperforming schools may lose their charter. We believe, however, that such apprehension may create the opportunity to be well compensated for choosing to invest in the right securities. During the reporting period, we continued to be attracted to bonds in Colorado because of the state's increasingly strong financial support of the charter school movement. Several of the Fund's holdings, including bonds issued by Boulder County's Peak to Peak Charter School Project and Weld County's Frontier Academy Project, continued to perform well.

Nuveen All-American Municipal Bond Fund

For the twelve-month period, this Fund produced a total return that was under its Lipper peer group average, and trailed the Lehman index return by about 200 basis points. The Fund's underperformance relative to the index was due primarily to the Fund's shorter duration. As noted in the High Yield Bond Fund review, a longer duration investment generally has an advantage over a shorter duration investment during periods of falling interest rates, such as the twelve-month reporting period. As of April 30, 2003, the duration of the comparable Lehman index was 7.84, compared with 6.64 for the All-American Fund.

Throughout the twelve-month reporting period, our goal was to provide an attractive yield and return while positioning the Fund to be ready for an eventual rise in general interest rates. As a result, we sought to raise our weighting in higher-rated securities, and decrease the portfolio's ownership of lower-rated credits, especially airline and tobacco-securitization bonds. As this transition was taking place, the Fund's holdings of airline and tobacco bonds hurt overall performance during the reporting period. By April 30, 2003, the Fund's weighting in AAA-rated/U.S. guaranteed stood at 44 percent, compared with 33 percent one year earlier. By contrast, investments in BBB-rated securities fell to 14 percent from 35 percent over the twelve-month period.

With current rates at historically low levels, we increasingly sought to buy long-intermediate bonds, especially those that mature in approximately 15 to 20 years. While this strategy caused the Fund's duration to stay shorter than that of the Lehman index, we believed these long-intermediate bonds offered the best combination of attractive current yield and reduced interest rate risk as we prepared for the uncertain period ahead.

Nuveen Insured Municipal Bond Fund

With many investors concerned about credit quality, insured municipal securities continued to fare very well during the twelve-month reporting period. As the period progressed and the Fund's holdings continued to provide very attractive returns, we continued to also keep our focus on managing the portfolio's risks. Because each bond held in the portfolio is backed by AAA-rated insurers or by an escrow or trust account containing U.S. government or U.S. government agency securities, the Fund does not have meaningful credit risk. However, we did seek to reduce interest-rate risk by looking to maintain the Fund's already relatively short duration. As of April 30, 2003, the Fund's duration was 5.35. The Lehman index's duration on April 30, 2003, was 8.63, and in the falling interest rate environment of the twelve-month period, this explains the Fund's underperformance relative to the index.

In addition to interest rate risk, we also focused on reducing call risk. Bond calls often increase in a low interest rate environment, and calls of relatively high coupon bonds from the portfolio can decrease the Fund's income over time. We continued to adjust the portfolio as attractive opportunities arose as we worked to limit that portion of the portfolio subject to calls in any given calendar year.

Finally, the strong recent performance of insured municipal bonds over the reporting period made it especially important that we try to minimize capital gains distributions for our shareholders. Whenever possible, we sought to avoid unnecessary turnover of significantly appreciated bonds that would have resulted in capital gains tax exposure for our shareholders.

                             Annual Report | Page 4

Nuveen Intermediate Duration Municipal Bond Fund

As the name implies, we manage the Intermediate Duration Fund to maintain a much shorter average duration than many of the Funds in the Lipper General Municipal Debt Funds peer group. Given the falling interest rate environment, it is not surprising that the Fund, with a duration on April 30, 2003, of 4.04, under-performed its longer-term Lipper group cousins. The Fund's duration was also well under the Lehman index's 5.42, which explains much of the underperformance relative to this benchmark.

Throughout the twelve-month period, we tried to position the Fund defensively in order to prepare for a potential rise in interest rates. With nearly a fifth of the Fund's holdings scheduled to mature or become eligible to be called in the next few years, we sought to sell some of these holdings and reinvested the proceeds into bonds maturing in approximately 10-20 years - an intermediate part of the yield curve that we thought represented the most compelling relative values. This helped us manage the Fund's duration by balancing our position in callable securities with very short durations with longer maturity bonds that also had longer durations. As these shorter-term bonds left the portfolio through call or sale, we adjusted our holdings of longer maturity securities to maintain the Fund's duration.

As we moved through this twelve-month reporting period, we increased the Fund's holdings of high-quality AAA-rated/U.S. guaranteed bonds to 54 percent of the portfolio as of April 30, 2003, up from 45 percent a year earlier. When we made new purchases, we often looked for opportunities in the healthcare and public power areas, while we de-emphasized higher education and industrial development bonds.

Nuveen Limited Term Municipal Bond Fund

For the twelve-month period ended April 30, 2003, the Fund's total return was in line with its Lipper peer group average, and below that of the Lehman index. This underperformance relative to the Lehman index resulted from several factors, including the generally less robust returns of lower-rated investment-grade bonds over this period when compared with the returns of AAA-rated bonds. In addition, the Fund held several airline-backed bonds that did not perform well over the reporting period.

Throughout the reporting period, we sought to maintain the Fund's yield in an environment in which interest rates were generally falling. Accordingly, we overweighted bonds due to mature in approximately seven years - the segment of our investment universe that, in our opinion, represented the best tradeoff between reward and risk.

The Fund received significant cash inflows during the twelve-month period as new investors added money to the Fund. Looking to invest these assets, we began to increase the portfolio's overall credit quality. We added to the Fund's weighting in AAA-rated/ U.S. guaranteed securities, which represented 41 percent of the portfolio as of April 30, 2003.

We also managed the Fund's exposure to a variety of sectors. For example, we decreased our position in healthcare bonds to 12 percent by the end of the reporting period from 18 percent when the period began. At the same time, the Fund's utility investments jumped to 25 percent on April 30, 2003, from 22 percent on April 30, 2002. New investments in this sector focused on bonds backed by companies which concentrated on core energy generation and distribution businesses, as opposed to riskier enterprises such as power marketing.

What is your outlook for the national municipal market and the Funds?

With interest rates at their lowest levels in more than 40 years, we increasingly have been positioning the portfolios for the possibility that interest rates may begin to rise at some point in the future. Nevertheless, with the economy still sluggish and inflation well under control, rates could stay low for some time, and we are determined to take as much advantage as we can of the current beneficial conditions.

No matter what happens in the municipal market, we will continue to rely on Nuveen's capable research team and seek to find quality securities that we believe will perform well and continue to make these Funds attractive investments in the future.

                             Annual Report | Page 5

    Nuveen High Yield Municipal Bond Fund
    Growth of an Assumed $10,000 Investment/1,2/
    Since Inception


[MOUNTAIN CHART APPEARS HERE]

                                                       Lehman Brothers
      Nuveen High Yield      Nuveen High Yield         High Yield
      Municipal Bond Fund    Municipal Bond Fund       Municipal Bond
      (Offer) $12,282        (NAV) $12,820             Index $11,057
4/99         $ 9,580               $10,000               $10,000

4/00         $ 9,543               $ 9,961               $ 9,783

4/01         $10,589               $11,054               $10,654

4/02         $11,759               $12,274               $11,145

4/03         $12,281               $12,820               $11,057


    Nuveen All-American Municipal Bond Fund
    10-Year Growth of an Assumed $10,000 Investment/1,3/

      Nuveen All-American
      Municipal Bond Fund          Nuveen All-American Municipal   Lehman Brothers Municipal
      (Offer) $16,873              Bond Fund (NAV) $17,613         Bond Index $18,772

4/93         $ 9,580                      $10,000                       $10,000

4/95         $10,428                      $10,885                       $10,895

4/97         $12,148                      $12,681                       $12,649

4/99         $14,238                      $14,862                       $14,786

4/01         $14,854                      $15,505                       $16,171

4/03         $16,873                      $17,613                       $18,772


The graphs do not reflect the deduction of taxes such as state and local income taxes or capital gains taxes, that a shareholder may pay on Fund distributions or the redemption of shares.

 1 The Index Comparison shows the change in value of a $10,000 investment in the Class A shares of the Nuveen Fund compared with the corresponding Lehman Brothers Municipal Index. The Nuveen Fund return at offer depicted in the chart reflects the initial maximum sales charge of 4.2% applicable to A shares and all ongoing fund expenses. The performance data quoted represents past performance, which is not indicative of future results. Current performance may be more or less than the performance shown.

 2 The Lehman Brothers High Yield Municipal Bond Index is an unmanaged index comprised of municipal bonds rated below BBB/Baa and does not reflect any initial or ongoing expenses. An index is not available for direct investment.

 3 The Lehman Brothers Municipal Bond Index is an unmanaged index comprised of a broad range of investment-grade municipal bonds and does not reflect any initial or ongoing expenses. An index is not available for direct investment.

                             Annual Report | Page 6

     Nuveen Insured Municipal Bond Fund
     10-Year Growth of an Assumed $10,000 Investment/1,2/

[MOUNTAIN CHART APPEARS HERE]

     Nuveen Insured Municipal       Nuveen Insured Municipal  Lehman Brothers Insured
     Bond Fund (Offer) $16,772      Bond Fund (NAV) $17,508   Municipal Bond Index $18,908

4/93         $ 9,580                         $10,000               $10,000

4/95         $10,369                         $10,824               $10,895

4/97         $11,797                         $12,314               $12,520

4/99         $13,690                         $14,291               $14,720

4/01         $14,721                         $15,366               $16,281

4/03         $16,772                         $17,508               $18,908


     Nuveen Intermediate Duration Municipal Bond Fund
     10-Year Growth of an Assumed $10,000 Investment/1,3/

     Nuveen Intermediate Duration          Nuveen Intermediate Duration         Lehman Brothers 7-Year
     Municipal Bond Fund (Offer) $16,503   Municipal Bond Fund (NAV) $17,013    Municipal Bond Index $18,145
4/93           $ 4,700                                $10,000                          $10,000

4/95           $10,513                                $10,838                          $10,913

4/97           $11,940                                $12,309                          $12,370

4/99           $13,833                                $14,261                          $14,248

4/01           $14,772                                $15,229                          $15,610

4/03           $16,503                                $17,013                          $18,145

The graphs do not reflect the deduction of taxes such as state and local income taxes or capital gains taxes, that a shareholder may pay on Fund distributions or the redemption of shares.

 1 The Index Comparison shows the change in value of a $10,000 investment in the Class A shares of the Nuveen Fund compared with the corresponding Lehman Brothers Municipal Index. The Nuveen Fund return at offer depicted in the chart reflects the initial maximum sales charge of 4.2% for the Nuveen Insured Municipal Bond Fund and 3.0% for the Nuveen Intermediate Duration Municipal Bond Fund applicable to A shares and all ongoing fund expenses. The performance data quoted represents past performance, which is not indicative of future results. Current performance may be more or less than the performance shown.

 2 The Lehman Brothers Insured Municipal Bond Index is an unmanaged index comprised of all the insured bonds in the Lehman Brothers Municipal Bond Index with a maturity of at least one year and ratings of Aaa/AAA and does not reflect any initial or ongoing expenses. An index is not available for direct investment.

 3 The Lehman Brothers 7-Year Municipal Bond Index is an unmanaged index comprised of a broad range of investment-grade municipal bonds with an approximate maturity of 7 years and does not reflect any initial or ongoing expenses. An index is not available for direct investment.

                             Annual Report | Page 7

     Nuveen Limited Term Municipal Bond Fund
     10-Year Growth of an Assumed $10,000 Investment/1,2/

[MOUNTAIN CHART APPEARS HERE]

     Nuveen Limited Term Municipal   Nuveen Limited Term Municipal  Lehman Brothers 5-Year
     Bond Fund (Offer) $15,603       Bond Fund (NAV) $16,003        Municipal Bond Index $17,430

4/93           $ 9,750                       $10,000                      $10,000

4/95           $10,468                       $10,737                      $10,862

4/97           $11,627                       $11,925                      $12,149

4/99           $13,094                       $13,429                      $13,810

4/01           $14,010                       $14,370                      $15,117

4/03           $15,603                       $16,003                      $17,430


The graph does not reflect the deduction of taxes such as state and local income taxes or capital gains taxes, that a shareholder may pay on Fund distributions or the redemption of shares.

 1 The Index Comparison shows the change in value of a $10,000 investment in the Class A shares of the Nuveen Fund compared with the corresponding Lehman Brothers Municipal Index. The Nuveen Fund return at offer depicted in the chart reflects the initial maximum sales charge of 2.50% applicable to A shares and all ongoing fund expenses. The performance data quoted represents past performance, which is not indicative of future results. Current performance may be more or less than the performance shown.

 2 The Lehman Brothers 5-Year Municipal Bond Index is an unmanaged index comprised of a broad range of investment-grade municipal bonds with an approximate maturity of 5 years and does not reflect any initial or ongoing expenses. An index is not available for direct investment.

                             Annual Report | Page 8

--------------------------------------------------------------------------------
Fund Spotlight as of 4/30/03               Nuveen High Yield Municipal Bond Fund
================================================================================

Quick Facts

                                 A Shares     B Shares     C Shares     R Shares
--------------------------------------------------------------------------------
NAV                                $19.67       $19.65       $19.66       $19.67
--------------------------------------------------------------------------------
Latest Monthly Dividend/1/        $0.1030      $0.0905      $0.0940      $0.1065
--------------------------------------------------------------------------------
Latest Capital Gain/2/            $0.0514      $0.0514      $0.0514      $0.0514
--------------------------------------------------------------------------------
Inception Date                    6/07/99      6/07/99      6/07/99      6/07/99
--------------------------------------------------------------------------------
Average Annual Total Returns
as of 4/30/03/3/

A Shares                               NAV       Offer
------------------------------------------------------
1-Year                               5.56%       1.14%
------------------------------------------------------
Since Inception                      5.80%       4.64%
------------------------------------------------------
B Shares                          w/o CDSC      w/CDSC
------------------------------------------------------
1-Year                               4.73%       0.77%
------------------------------------------------------
Since Inception                      5.01%       4.34%
------------------------------------------------------
C Shares                               NAV
------------------------------------------------------
1-Year                               4.94%
------------------------------------------------------
Since Inception                      5.22%
------------------------------------------------------
R Shares                               NAV
------------------------------------------------------
1-Year                               5.73%
------------------------------------------------------
Since Inception                      6.00%
------------------------------------------------------

Tax-Free Yields

A Shares                               NAV       Offer
------------------------------------------------------
Market Yield/4/                      6.28%       6.02%
------------------------------------------------------
SEC 30-Day Yield                     5.08%       4.87%
------------------------------------------------------
Taxable-Equivalent Yield/5/          7.26%       6.96%
------------------------------------------------------
B Shares                               NAV
------------------------------------------------------
Market Yield/4/                      5.53%
------------------------------------------------------
SEC 30-Day Yield                     4.56%
------------------------------------------------------
Taxable-Equivalent Yield/5/          6.51%
------------------------------------------------------
C Shares                               NAV
------------------------------------------------------
Market Yield/4/                      5.74%
------------------------------------------------------
SEC 30-Day Yield                     4.76%
------------------------------------------------------
Taxable-Equivalent Yield/5/          6.80%
------------------------------------------------------
R Shares                               NAV
------------------------------------------------------
Market Yield/4/                      6.50%
------------------------------------------------------
SEC 30-Day Yield                     5.52%
------------------------------------------------------
Taxable-Equivalent Yield/5/          7.89%
------------------------------------------------------

Average Annual Total Returns
as of 3/31/03/3/
A Shares                               NAV       Offer
------------------------------------------------------
1-Year                               5.98%       1.50%
------------------------------------------------------
Since Inception                      5.71%       4.54%
------------------------------------------------------
B Shares                          w/o CDSC      w/CDSC
------------------------------------------------------
1-Year                               5.19%       1.21%
------------------------------------------------------
Since Inception                      4.92%       4.23%
------------------------------------------------------

C Shares                               NAV
------------------------------------------------------
1-Year                               5.35%
------------------------------------------------------
Since Inception                      5.13%
------------------------------------------------------
R Shares                               NAV
------------------------------------------------------
1-Year                               6.20%
------------------------------------------------------
Since Inception                      5.92%
------------------------------------------------------

[PIE CHART APPEARS HERE]

Bond Credit Quality/6/

                 AAA/U.S. Guaranteed                4%
------------------------------------------------------
                 AA                                 2%
------------------------------------------------------
                 A                                  7%
------------------------------------------------------
                 BBB                               17%
------------------------------------------------------
                 NR                                40%
------------------------------------------------------
                 BB or Lower                       30%
------------------------------------------------------

Top Five Sectors/6/

Tax Obligation/Limited                             25%
------------------------------------------------------
Utilities                                          23%
------------------------------------------------------
Healthcare                                         15%
------------------------------------------------------
Materials                                          10%
------------------------------------------------------
Transportation                                      5%
------------------------------------------------------

Portfolio Statistics

Fund Net Assets ($000)                        $202,255
------------------------------------------------------
Average Effective Maturity (Years)               20.07
------------------------------------------------------
Duration                                          7.72
------------------------------------------------------

--------------------------------------------------------------------------------
Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the Fund prospectus. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.

1 Paid May 1, 2003. This is the latest monthly tax-exempt dividend declared during the period ended April 30, 2003.

2 Paid December 4, 2002. Capital gains and/or ordinary income distributions are subject to federal taxation.

3 Returns reflect differences in sales charges and expenses among share classes, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return.

4 The Market Yield is an investment's current annualized dividend divided by its current offering price while the SEC 30-Day Yield is a standardized measure of a fund's yield that accounts for the future amortization of premiums or discounts of bonds held in the fund's portfolio.

5    Based on the SEC 30-Day Yield and a federal income tax rate of 30%.

6 As a percentage of total holdings as of April 30, 2003. Holdings are subject to change.


                             Annual Report | Page 9

Fund Spotlight as of 4/30/03             Nuveen All-American Municipal Bond Fund
================================================================================

Quick Facts

                                 A Shares     B Shares     C Shares     R Shares
--------------------------------------------------------------------------------
NAV                                $10.94       $10.95       $10.93       $10.96
--------------------------------------------------------------------------------
Latest Monthly Dividend/1/        $0.0475      $0.0405      $0.0425      $0.0490
--------------------------------------------------------------------------------
Latest Capital Gain/2/            $0.0001      $0.0001      $0.0001      $0.0001
--------------------------------------------------------------------------------
Inception Date                   10/03/88      2/05/97      6/02/93      2/06/97
--------------------------------------------------------------------------------

Average Annual Total Returns
as of 4/30/03/3/

A Shares                               NAV       Offer
------------------------------------------------------
1-Year                               6.54%       2.11%
------------------------------------------------------
5-Year                               4.71%       3.81%
------------------------------------------------------
10-Year                              5.83%       5.38%
------------------------------------------------------

B Shares                          w/o CDSC      w/CDSC
------------------------------------------------------
1-Year                               5.73%       1.73%
------------------------------------------------------
5-Year                               3.92%       3.76%
------------------------------------------------------
10-Year                              5.28%       5.28%
------------------------------------------------------

C Shares                               NAV
------------------------------------------------------
1-Year                               5.94%
------------------------------------------------------
5-Year                               4.13%
------------------------------------------------------
10-Year                              5.24%
------------------------------------------------------

R Shares                               NAV
------------------------------------------------------
1-Year                               6.71%
------------------------------------------------------
5-Year                               4.94%
------------------------------------------------------
10-Year                              5.96%
------------------------------------------------------

Tax-Free Yields
A Shares                               NAV       Offer
------------------------------------------------------
Market Yield/4/                      5.21%       4.99%
------------------------------------------------------
SEC 30-Day Yield                     4.09%       3.92%
------------------------------------------------------
Taxable-Equivalent Yield/5/          5.84%       5.60%
------------------------------------------------------

B Shares                               NAV
------------------------------------------------------
Market Yield/4/                      4.44%
------------------------------------------------------
SEC 30-Day Yield                     3.52%
------------------------------------------------------
Taxable-Equivalent Yield/5/          5.03%
------------------------------------------------------

C Shares                               NAV
------------------------------------------------------
Market Yield/4/                      4.67%
------------------------------------------------------
SEC 30-Day Yield                     3.72%
------------------------------------------------------
Taxable-Equivalent Yield/5/          5.31%
------------------------------------------------------

R Shares                               NAV
------------------------------------------------------
Market Yield/4/                      5.36%
------------------------------------------------------
SEC 30-Day Yield                     4.47%
------------------------------------------------------
Taxable-Equivalent Yield/5/          6.39%
------------------------------------------------------

Average Annual Total Returns
as of 3/31/03/3/

A Shares                               NAV       Offer
------------------------------------------------------
1-Year                               7.05%       2.56%
------------------------------------------------------
5-Year                               4.36%       3.47%
------------------------------------------------------
10-Year                              5.85%       5.40%
------------------------------------------------------

B Shares                          w/o CDSC      w/CDSC
------------------------------------------------------
1-Year                               6.23%       2.23%
------------------------------------------------------
5-Year                               3.59%       3.42%
------------------------------------------------------
10-Year                              5.31%       5.31%
------------------------------------------------------

C Shares                               NAV
------------------------------------------------------
1-Year                               6.54%
------------------------------------------------------
5-Year                               3.80%
------------------------------------------------------
10-Year                              5.26%
------------------------------------------------------

R Shares                               NAV
------------------------------------------------------
1-Year                               7.32%
------------------------------------------------------
5-Year                               4.58%
------------------------------------------------------
10-Year                              5.99%
------------------------------------------------------

Bond Credit Quality/6/

[PIE CHART APPEARS HERE]

AAA/U.S. Guaranteed    44%
AA                     13%
A                      19%
BBB                    14%
NR                      7%
BB or Lower             3%

Top Five Sectors/6/
Utilities                                          19%
------------------------------------------------------
U.S. Guaranteed                                    16%
------------------------------------------------------
Healthcare                                         15%
------------------------------------------------------
Transportation                                      9%
------------------------------------------------------
Tax Obligation/Limited                              7%
------------------------------------------------------

Portfolio Statistics
Fund Net Assets ($000)                        $351,057
------------------------------------------------------
Average Effective Maturity (Years)               16.40
------------------------------------------------------
Duration                                          6.64
------------------------------------------------------

Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the Fund prospectus. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.

 1 Paid May 1, 2003. This is the latest monthly tax-exempt dividend declared during the period ended April 30, 2003.

 2 Paid December 4, 2002. Capital gains and/or ordinary income distributions are subject to federal taxation.

 3 Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and (in the case of Classes B and C) expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return.

 4 The Market Yield is an investment's current annualized dividend divided by its current offering price while the SEC 30-Day Yield is a standardized measure of a fund's yield that accounts for the future amortization of premiums or discounts of bonds held in the fund's portfolio.

 5 Based on the SEC 30-Day Yield and a federal income tax rate of 30%.

 6 As a percentage of total holdings as of April 30, 2003. Holdings are subject to change.

                            Annual Report | Page 10

--------------------------------------------------------------------------------
Fund Spotlight as of 4/30/03                  Nuveen Insured Municipal Bond Fund
================================================================================

Quick Facts

                                   A Shares     B Shares    C Shares    R Shares
--------------------------------------------------------------------------------
NAV                                  $11.19       $11.20      $11.11      $11.16
--------------------------------------------------------------------------------
Latest Monthly Dividend/1/          $0.0425      $0.0355     $0.0370     $0.0440
--------------------------------------------------------------------------------
Inception Date                      9/06/94      2/05/97     9/07/94    12/22/86
--------------------------------------------------------------------------------

Average Annual Total Returns
as of 4/30/03/2/

A Shares                                 NAV                               Offer
--------------------------------------------------------------------------------
1-Year                                 8.80%                               4.25%
--------------------------------------------------------------------------------
5-Year                                 5.45%                               4.55%
--------------------------------------------------------------------------------
10-Year                                5.76%                               5.31%
--------------------------------------------------------------------------------

B Shares                            w/o CDSC                              w/CDSC
--------------------------------------------------------------------------------
1-Year                                 8.07%                               4.07%
--------------------------------------------------------------------------------
5-Year                                 4.68%                               4.51%
--------------------------------------------------------------------------------
10-Year                                5.13%                               5.13%
--------------------------------------------------------------------------------

C Shares                                 NAV
--------------------------------------------------------------------------------
1-Year                                 8.31%
--------------------------------------------------------------------------------
5-Year                                 4.91%
--------------------------------------------------------------------------------
10-Year                                5.06%
--------------------------------------------------------------------------------

R Shares                                 NAV
--------------------------------------------------------------------------------
1-Year                                 9.10%
--------------------------------------------------------------------------------
5-Year                                 5.68%
--------------------------------------------------------------------------------
10-Year                                5.97%
--------------------------------------------------------------------------------

Tax-Free Yields

A Shares                                 NAV                               Offer
--------------------------------------------------------------------------------
Market Yield/3/                        4.56%                               4.37%
--------------------------------------------------------------------------------
SEC 30-Day Yield                       2.66%                               2.55%
--------------------------------------------------------------------------------
Taxable-Equivalent Yield/4/            3.80%                               3.64%
--------------------------------------------------------------------------------

B Shares                                 NAV
--------------------------------------------------------------------------------
Market Yield/3/                        3.80%
--------------------------------------------------------------------------------
SEC 30-Day Yield                       2.03%
--------------------------------------------------------------------------------
Taxable-Equivalent Yield/4/            2.90%
--------------------------------------------------------------------------------

C Shares                                 NAV
--------------------------------------------------------------------------------
Market Yield/3/                        4.00%
--------------------------------------------------------------------------------
SEC 30-Day Yield                       2.23%
--------------------------------------------------------------------------------
Taxable-Equivalent Yield/4/            3.19%
--------------------------------------------------------------------------------

R Shares                                 NAV
--------------------------------------------------------------------------------
Market Yield/3/                        4.73%
--------------------------------------------------------------------------------
SEC 30-Day Yield                       2.97%
--------------------------------------------------------------------------------
Taxable-Equivalent Yield/4/            4.24%
--------------------------------------------------------------------------------

Average Annual Total Returns
as of 3/31/03/2/

A Shares                                 NAV                               Offer
--------------------------------------------------------------------------------
1-Year                                 9.56%                               4.93%
--------------------------------------------------------------------------------
5-Year                                 5.15%                               4.25%
--------------------------------------------------------------------------------
10-Year                                5.82%                               5.36%
--------------------------------------------------------------------------------

B Shares                            w/o CDSC                              w/CDSC
--------------------------------------------------------------------------------
1-Year                                 8.73%                               4.73%
--------------------------------------------------------------------------------
5-Year                                 4.36%                               4.19%
--------------------------------------------------------------------------------
10-Year                                5.18%                               5.18%
--------------------------------------------------------------------------------

C Shares                                 NAV
--------------------------------------------------------------------------------
1-Year                                 8.98%
--------------------------------------------------------------------------------
5-Year                                 4.57%
--------------------------------------------------------------------------------
10-Year                                5.11%
--------------------------------------------------------------------------------

R Shares                                 NAV
--------------------------------------------------------------------------------
1-Year                                 9.77%
--------------------------------------------------------------------------------
5-Year                                 5.34%
--------------------------------------------------------------------------------
10-Year                                6.01%
--------------------------------------------------------------------------------

Bond Credit Quality/5/

                            [PIE CHART APPEARS HERE]
Insured                                                                      74%
--------------------------------------------------------------------------------
Insured and U.S. Guaranteed                                                  23%
--------------------------------------------------------------------------------
U.S. Guaranteed                                                               3%
--------------------------------------------------------------------------------

The Fund features a portfolio of primarily investment-grade, long-term municipal securities. These securities are covered by insurance guaranteeing the timely payment of principal and interest, or by an escrow or trust account containing enough U.S. government or U.S. government agency securities to ensure timely payment of principal and interest.

Top Five Sectors/5/
U.S. Guaranteed                                                              26%
--------------------------------------------------------------------------------
Tax Obligation/General                                                       12%
--------------------------------------------------------------------------------
Transportation                                                               11%
--------------------------------------------------------------------------------
Tax Obligation/Limited                                                       10%
--------------------------------------------------------------------------------
Healthcare                                                                   10%
--------------------------------------------------------------------------------

Portfolio Statistics

Fund Net Assets ($000)                                                  $950,056
--------------------------------------------------------------------------------
Average Effective Maturity (Years)                                         16.49
--------------------------------------------------------------------------------
Duration                                                                    5.35
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the Fund prospectus. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.

1 Paid May 1, 2003. This is the latest monthly tax-exempt dividend declared during the period ended April 30, 2003.

2 Class R share returns are actual. Class A, B and C share returns are actual for the period since class inception; returns prior to class inception are Class R share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return.

3 The Market Yield is an investment's current annualized dividend divided by its current offering price while the SEC 30-Day Yield is a standardized measure of a fund's yield that accounts for the future amortization of premiums or discounts of bonds held in the fund's portfolio.

4    Based on the SEC 30-Day Yield and a federal income tax rate of 30%.

5 As a percentage of total holdings as of April 30, 2003. Holdings are subject to change. Insurance or escrow does not guarantee the market value of municipal securities or the value of the Fund's shares.

                             Annual Report | Page 11

--------------------------------------------------------------------------------
Fund Spotlight as of 4/30/03    Nuveen Intermediate Duration Municipal Bond Fund
================================================================================
Quick Facts

                              A Shares      B Shares      C Shares      R Shares
--------------------------------------------------------------------------------
NAV                              $9.32         $9.33         $9.33         $9.33
--------------------------------------------------------------------------------
Latest Monthly Dividend/1/     $0.0360       $0.0300       $0.0315       $0.0375
--------------------------------------------------------------------------------
Latest Capital Gain/2/         $0.0469       $0.0469       $0.0469       $0.0469
--------------------------------------------------------------------------------
Inception Date                 6/13/95       2/07/97       6/13/95      11/29/76
--------------------------------------------------------------------------------


Average Annual Total Returns
as of 4/30/03/3/
A Shares                           NAV               Offer
----------------------------------------------------------
1-Year                           5.85%               2.64%
----------------------------------------------------------
5-Year                           4.86%               4.23%
----------------------------------------------------------
10-Year                          5.46%               5.14%
----------------------------------------------------------

B Shares                      w/o CDSC              w/CDSC
----------------------------------------------------------
1-Year                           5.15%               1.15%
----------------------------------------------------------
5-Year                           4.09%               3.92%
----------------------------------------------------------
10-Year                          4.86%               4.86%
----------------------------------------------------------

C Shares                           NAV
----------------------------------------------------------
1-Year                           5.35%
----------------------------------------------------------
5-Year                           4.32%
----------------------------------------------------------
10-Year                          4.81%
----------------------------------------------------------

R Shares                           NAV
----------------------------------------------------------
1-Year                           6.05%
----------------------------------------------------------
5-Year                           5.08%
----------------------------------------------------------
10-Year                          5.69%
----------------------------------------------------------

Tax-Free Yields
A Shares                           NAV               Offer
----------------------------------------------------------
Market Yield/4/                  4.64%               4.50%
----------------------------------------------------------
SEC 30-Day Yield                 3.50%               3.40%
----------------------------------------------------------
Taxable-Equivalent Yield/5/      5.00%               4.86%
----------------------------------------------------------

B Shares                           NAV
----------------------------------------------------------
Market Yield/4/                  3.86%
----------------------------------------------------------
SEC 30-Day Yield                 2.86%
----------------------------------------------------------
Taxable-Equivalent Yield/5/      4.09%
----------------------------------------------------------

C Shares                           NAV
----------------------------------------------------------
Market Yield/4/                  4.05%
----------------------------------------------------------
SEC 30-Day Yield                 3.06%
----------------------------------------------------------
Taxable-Equivalent Yield/5/      4.37%
----------------------------------------------------------

R Shares                           NAV
----------------------------------------------------------
Market Yield/4/                  4.82%
----------------------------------------------------------
SEC 30-Day Yield                 3.80%
----------------------------------------------------------
Taxable-Equivalent Yield/5/      5.43%
----------------------------------------------------------


Average Annual Total Returns
as of 3/31/03/3/
A Shares                           NAV               Offer
----------------------------------------------------------
1-Year                           6.67%               3.52%
----------------------------------------------------------
5-Year                           4.64%               4.00%
----------------------------------------------------------
10-Year                          5.50%               5.17%
----------------------------------------------------------

B Shares                      w/o CDSC              w/CDSC
----------------------------------------------------------
1-Year                           5.85%               1.85%
----------------------------------------------------------
5-Year                           3.87%               3.70%
----------------------------------------------------------
10-Year                          4.91%               4.91%
----------------------------------------------------------

C Shares                           NAV
----------------------------------------------------------
1-Year                           6.06%
----------------------------------------------------------
5-Year                           4.08%
----------------------------------------------------------
10-Year                          4.83%
----------------------------------------------------------

R Shares                           NAV
----------------------------------------------------------
1-Year                           6.87%
----------------------------------------------------------
5-Year                           4.86%
----------------------------------------------------------
10-Year                          5.73%
----------------------------------------------------------


Bond Credit Quality/6/
[PIE CHART APPEARS HERE]

                                 AAA/U.S. Guaranteed   54%
                      ------------------------------------
                                 AA                    24%
                      ------------------------------------
                                 A                     12%
                      ------------------------------------
                                 BBB                    9%
                      ------------------------------------
                                 BB or Lower            1%
                      ------------------------------------


Top Five Sectors/6/
Healthcare                                             18%
----------------------------------------------------------
Utilities                                              15%
----------------------------------------------------------
U.S. Guaranteed                                        15%
----------------------------------------------------------
Tax Obligation/Limited                                 13%
----------------------------------------------------------
Water and Sewer                                         9%
----------------------------------------------------------

Portfolio Statistics
Fund Net Assets ($000)                         $ 2,911,381
----------------------------------------------------------
Average Effective Maturity (Years)                   15.93
----------------------------------------------------------
Duration                                              4.04
----------------------------------------------------------

--------------------------------------------------------------------------------
Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the Fund prospectus. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.

 1 Paid May 1, 2003. This is the latest monthly tax-exempt dividend declared during the period ended April 30, 2003.

 2 Paid December 4, 2002. Capital gains and/or ordinary income distributions are subject to federal taxation.

 3 Class R share returns are actual. Class A, B and C share returns are actual for the period since class inception; returns prior to class inception are Class R share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 3.0% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return.

 4 The Market Yield is an investment's current annualized dividend divided by its current offering price while the SEC 30-Day Yield is a standardized measure of a fund's yield that accounts for the future amortization of premiums or discounts of bonds held in the fund's portfolio.

 5 Based on the SEC 30-Day Yield and a federal income tax rate of 30%.

 6 As a percentage of total holdings as of April 30, 2003. Holdings are subject to change.


                            Annual Report | Page 12

--------------------------------------------------------------------------------
Fund Spotlight as of 4/30/03             Nuveen Limited Term Municipal Bond Fund
================================================================================
Quick Facts

                                              A Shares     C Shares     R Shares
--------------------------------------------------------------------------------
NAV                                             $10.86       $10.84       $10.82
--------------------------------------------------------------------------------
Latest Monthly Dividend/1/                     $0.0330      $0.0300      $0.0350
--------------------------------------------------------------------------------
Latest Capital Gain/2/                         $0.0001      $0.0001      $0.0001
--------------------------------------------------------------------------------
Inception Date                                10/19/87     12/01/95      2/06/97
--------------------------------------------------------------------------------

Average Annual Total Returns
as of 4/30/03/3/

A Shares                                 NAV     Offer
------------------------------------------------------
1-Year                                 5.52%     2.92%
------------------------------------------------------
5-Year                                 4.70%     4.16%
------------------------------------------------------
10-Year                                4.82%     4.55%
------------------------------------------------------

C Shares                                 NAV
------------------------------------------------------
1-Year                                 5.18%
------------------------------------------------------
5-Year                                 4.33%
-------------------------------------------------------
10-Year                                4.46%
------------------------------------------------------

R Shares                                 NAV
------------------------------------------------------
1-Year                                 5.77%
------------------------------------------------------
5-Year                                 4.90%
------------------------------------------------------
10-Year                                4.93%
------------------------------------------------------

Tax-Free Yields
A Shares                                 NAV     Offer
------------------------------------------------------
Market Yield/4/                        3.65%     3.56%
------------------------------------------------------
SEC 30-Day Yield                       2.60%     2.54%
------------------------------------------------------
Taxable-Equivalent Yield/5/            3.71%     3.63%
------------------------------------------------------

C Shares                                 NAV
------------------------------------------------------
Market Yield/4/                        3.32%
------------------------------------------------------
SEC 30-Day Yield                       2.31%
------------------------------------------------------
Taxable-Equivalent Yield/5/            3.30%
------------------------------------------------------

R Shares                                 NAV
------------------------------------------------------
Market Yield/4/                        3.88%
------------------------------------------------------
SEC 30-Day Yield                       2.86%
------------------------------------------------------
Taxable-Equivalent Yield/5/            4.09%
------------------------------------------------------

Average Annual Total Returns
as of 3/31/03/3/


A Shares                                 NAV     Offer
------------------------------------------------------
1-Year                                 6.69%     4.04%
------------------------------------------------------
5-Year                                 4.50%     3.97%
------------------------------------------------------
10-Year                                4.86%     4.60%
------------------------------------------------------

C Shares                                 NAV
------------------------------------------------------
1-Year                                 6.34%
------------------------------------------------------
5-Year                                 4.14%
------------------------------------------------------
10-Year                                4.51%
------------------------------------------------------

R Shares                                 NAV
------------------------------------------------------
1-Year                                 6.95%
------------------------------------------------------
5-Year                                 4.71%
------------------------------------------------------
10-Year                                4.96%
------------------------------------------------------

Bond Credit Quality/6/

[PIE CHART APPEARS HERE]

       AAA/U.S. Guaranteed                         41%
       -----------------------------------------------
       AA                                          18%
       -----------------------------------------------
       A                                           18%
       -----------------------------------------------
       BBB                                         19%
       -----------------------------------------------
       NR                                           3%
       -----------------------------------------------
       BB or Lower                                  1%
       -----------------------------------------------

Top Five Sectors/6/

Utilities                                          25%
------------------------------------------------------
Tax Obligation/Limited                             15%
------------------------------------------------------
Healthcare                                         12%
------------------------------------------------------
Tax Obligation/General                             11%
------------------------------------------------------
Education and Civic Organizations                  10%
------------------------------------------------------

Portfolio Statistics
Fund Net Assets ($000)                        $847,771
------------------------------------------------------
Average Effective Maturity (Years)                5.07
------------------------------------------------------
Duration                                          4.12
------------------------------------------------------

--------------------------------------------------------------------------------
Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the Fund prospectus. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.

 1 Paid May 1, 2003. This is the latest monthly tax-exempt dividend declared during the period ended April 30, 2003.

 2 Paid December 4, 2002. Capital gains and/or ordinary income distributions are subject to federal taxation.

 3 Class A share returns are actual. Class C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and (in the case of Class C) expenses, which are primarily differences in distribution and service fees. Class A shares have a 2.5% maximum sales charge. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return.

 4 The Market Yield is an investment's current annualized dividend divided by its current offering price while the SEC 30-Day Yield is a standardized measure of a fund's yield that accounts for the future amortization of premiums or discounts of bonds held in the fund's portfolio.

 5 Based on the SEC 30-Day Yield and a federal income tax rate of 30%.

 6 As a percentage of total holdings as of April 30, 2003. Holdings are subject to change.

                            Annual Report | Page 13

Portfolio of Investments
NUVEEN HIGH YIELD MUNICIPAL BOND FUND
April 30, 2003


   Principal
Amount (000) Description
---------------------------------------------------------------------------------------------------------------------
             Alabama - 0.4%

    $  1,000 Butler Industrial Development Board, Alabama, Solid Waste Disposal Revenue Bonds, James River
              Corporation Project, Series 1994, 8.000%, 9/01/28 (Alternative Minimum Tax)
---------------------------------------------------------------------------------------------------------------------
             Arizona - 0.6%

             Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children's Hospital,
             Series 2002A:
         150  5.375%, 2/15/18
       1,430  6.250%, 2/15/21

         270 Coconino County Pollution Control Corporation, Arizona, Pollution Control Revenue Bonds, Nevada
              Power Company Project, Series 1996, 6.375%, 10/01/36 (Alternative Minimum Tax)
---------------------------------------------------------------------------------------------------------------------
             Arkansas - 0.4%

       1,220 Little River County, Arkansas, Refunding Revenue Bonds, Georgia-Pacific Corporation Project,
              Series 1998, 5.600%, 10/01/26 (Alternative Minimum Tax)
---------------------------------------------------------------------------------------------------------------------
             California - 11.3%

       3,000 Beaumont Financing Authority, California, Local Agency Revenue Bonds, 2003 Series A,
              7.000%, 9/01/33

       2,000 California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Browning Ferris
              Industries Inc., Series 1996A, 5.800%, 12/01/16 (Alternative Minimum Tax)

       1,854 California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, CanFibre of
              Riverside Project, Tax-Exempt Series 1997A, 9.000%, 7/01/19 (Alternative Minimum Tax)#

       4,265 State of California Department of Water Resources, Power Supply Revenue Bonds, DRIVERS
              Series 344, 13.510%, 5/01/13 (IF)

       1,500 Fullerton, California, Special Tax Bonds, Community Facilities District No. 001, Amerige Heights,
              Series 2002, 6.200%, 9/01/32

       1,000 Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds,
              Series 2003-A1, 6.750%, 6/01/39

       2,500 Lake Elsinore Public Finance Authority, California, Local Agency Revenue Bonds, Series 2003H
              Refunding, 6.375%, 10/01/33

       2,000 Lammersville School District, San Joaquin County, California, Community Facilities District of Mountain
              House, Special Tax Bonds, Series 2002, 6.375%, 9/01/32

       1,000 Regional Airports Improvement Corporation, California, Los Angeles International Airport Facilities
              Sublease Revenue Bonds, American Airlines, Inc. Terminal 4 Project, Series 2002C,
              7.500%, 12/01/24 (Alternative Minimum Tax)

       1,415 Merced Irrigation District, California, Revenue Certificates of Participation, Electric System Project,
              Series 2003, 5.700%, 9/01/36

       2,500 Norco, California, Special Tax Bonds, Community Facilities District No. 01-1, Series 2002,
              7.000%, 9/01/33
---------------------------------------------------------------------------------------------------------------------
             Colorado - 10.7%

       2,000 Briargate Center Business Improvement District, Colorado, Special Assessment District No. 02-1
              Revenue Bonds, Series 2002B, 7.400%, 12/01/27

       2,750 Canterberry Crossing Metropolitan District II, Parker, Colorado, General Obligation Limited Tax Bonds,
              Series 2002, 7.375%, 12/01/32

       3,000 Colorado Educational and Cultural Facilities Authority, Boulder County, Charter School Revenue Bonds,
              Peak to Peak Charter School Project, Created by Boulder Valley School District No. RE-2,
              7.625%, 8/15/31

       2,960 Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Series 2001,
              Frontier Academy Project, Weld County School District No. 6, 7.250%, 6/01/20

       2,000 Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Compass
              Montessori Secondary School Project, Jefferson County School District R-1. Series 2002, 8.000%,
              2/15/32

                                                                                                          Optional Call
Description                                                                                                 Provisions*
------------------------------------------------------------------------------------------------------------------------
Alabama - 0.4%

Butler Industrial Development Board, Alabama, Solid Waste Disposal Revenue Bonds, James River            9/04 at 102.00
 Corporation Project, Series 1994, 8.000%, 9/01/28 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------
Arizona - 0.6%

Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children's Hospital,
Series 2002A:
 5.375%, 2/15/18                                                                                        2/12 at 101.00
 6.250%, 2/15/21                                                                                        2/12 at 101.00

Coconino County Pollution Control Corporation, Arizona, Pollution Control Revenue Bonds, Nevada         10/06 at 102.00
 Power Company Project, Series 1996, 6.375%, 10/01/36 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------
Arkansas - 0.4%

Little River County, Arkansas, Refunding Revenue Bonds, Georgia-Pacific Corporation Project,            10/07 at 102.00
 Series 1998, 5.600%, 10/01/26 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------
California - 11.3%

Beaumont Financing Authority, California, Local Agency Revenue Bonds, 2003 Series A,                     9/13 at 102.00
 7.000%, 9/01/33

California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Browning Ferris   12/06 at 102.00
 Industries Inc., Series 1996A, 5.800%, 12/01/16 (Alternative Minimum Tax)

California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, CanFibre of        7/07 at 102.00
 Riverside Project, Tax-Exempt Series 1997A, 9.000%, 7/01/19 (Alternative Minimum Tax)#

State of California Department of Water Resources, Power Supply Revenue Bonds, DRIVERS                   5/12 at 101.00
 Series 344, 13.510%, 5/01/13 (IF)

Fullerton, California, Special Tax Bonds, Community Facilities District No. 001, Amerige Heights,        9/12 at 100.00
 Series 2002, 6.200%, 9/01/32

Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds,      6/13 at 100.00
 Series 2003-A1, 6.750%, 6/01/39

Lake Elsinore Public Finance Authority, California, Local Agency Revenue Bonds, Series 2003H            10/13 at 102.00
 Refunding, 6.375%, 10/01/33

Lammersville School District, San Joaquin County, California, Community Facilities District of Mountain  9/12 at 101.00
 House, Special Tax Bonds, Series 2002, 6.375%, 9/01/32

Regional Airports Improvement Corporation, California, Los Angeles International Airport Facilities     12/12 at 102.00
 Sublease Revenue Bonds, American Airlines, Inc. Terminal 4 Project, Series 2002C,
 7.500%, 12/01/24 (Alternative Minimum Tax)

Merced Irrigation District, California, Revenue Certificates of Participation, Electric System Project,  9/13 at 102.00
 Series 2003, 5.700%, 9/01/36

Norco, California, Special Tax Bonds, Community Facilities District No. 01-1, Series 2002,               9/12 at 102.00
 7.000%, 9/01/33
------------------------------------------------------------------------------------------------------------------------
Colorado - 10.7%

Briargate Center Business Improvement District, Colorado, Special Assessment District No. 02-1             No Opt. Call
 Revenue Bonds, Series 2002B, 7.400%, 12/01/27

Canterberry Crossing Metropolitan District II, Parker, Colorado, General Obligation Limited Tax Bonds,  12/12 at 100.00
 Series 2002, 7.375%, 12/01/32

Colorado Educational and Cultural Facilities Authority, Boulder County, Charter School Revenue Bonds,    8/11 at 100.00
 Peak to Peak Charter School Project, Created by Boulder Valley School District No. RE-2,
 7.625%, 8/15/31

Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Series 2001,       6/11 at 100.00
 Frontier Academy Project, Weld County School District No. 6, 7.250%, 6/01/20

Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Compass            2/12 at 100.00
 Montessori Secondary School Project, Jefferson County School District R-1. Series 2002, 8.000%,
 2/15/32

Description                                                                                             Ratings**
------------------------------------------------------------------------------------------------------------------
Alabama - 0.4%

Butler Industrial Development Board, Alabama, Solid Waste Disposal Revenue Bonds, James River                 BB+
 Corporation Project, Series 1994, 8.000%, 9/01/28 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------
Arizona - 0.6%

Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children's Hospital,
Series 2002A:
 5.375%, 2/15/18                                                                                             Ba2
 6.250%, 2/15/21                                                                                             Ba2

Coconino County Pollution Control Corporation, Arizona, Pollution Control Revenue Bonds, Nevada                B-
 Power Company Project, Series 1996, 6.375%, 10/01/36 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------
Arkansas - 0.4%

Little River County, Arkansas, Refunding Revenue Bonds, Georgia-Pacific Corporation Project,                  Ba3
 Series 1998, 5.600%, 10/01/26 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------
California - 11.3%

Beaumont Financing Authority, California, Local Agency Revenue Bonds, 2003 Series A,                          N/R
 7.000%, 9/01/33

California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Browning Ferris         BB-
 Industries Inc., Series 1996A, 5.800%, 12/01/16 (Alternative Minimum Tax)

California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, CanFibre of             N/R
 Riverside Project, Tax-Exempt Series 1997A, 9.000%, 7/01/19 (Alternative Minimum Tax)#

State of California Department of Water Resources, Power Supply Revenue Bonds, DRIVERS                        AAA
 Series 344, 13.510%, 5/01/13 (IF)

Fullerton, California, Special Tax Bonds, Community Facilities District No. 001, Amerige Heights,             N/R
 Series 2002, 6.200%, 9/01/32

Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds,            A-
 Series 2003-A1, 6.750%, 6/01/39

Lake Elsinore Public Finance Authority, California, Local Agency Revenue Bonds, Series 2003H                  N/R
 Refunding, 6.375%, 10/01/33

Lammersville School District, San Joaquin County, California, Community Facilities District of Mountain       N/R
 House, Special Tax Bonds, Series 2002, 6.375%, 9/01/32

Regional Airports Improvement Corporation, California, Los Angeles International Airport Facilities           CCC
 Sublease Revenue Bonds, American Airlines, Inc. Terminal 4 Project, Series 2002C,
 7.500%, 12/01/24 (Alternative Minimum Tax)

Merced Irrigation District, California, Revenue Certificates of Participation, Electric System Project,      Baa3
 Series 2003, 5.700%, 9/01/36

Norco, California, Special Tax Bonds, Community Facilities District No. 01-1, Series 2002,                    N/R
 7.000%, 9/01/33
------------------------------------------------------------------------------------------------------------------
Colorado - 10.7%

Briargate Center Business Improvement District, Colorado, Special Assessment District No. 02-1                N/R
 Revenue Bonds, Series 2002B, 7.400%, 12/01/27

Canterberry Crossing Metropolitan District II, Parker, Colorado, General Obligation Limited Tax Bonds,        N/R
 Series 2002, 7.375%, 12/01/32

Colorado Educational and Cultural Facilities Authority, Boulder County, Charter School Revenue Bonds,         Ba2
 Peak to Peak Charter School Project, Created by Boulder Valley School District No. RE-2,
 7.625%, 8/15/31

Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Series 2001,            Ba1
 Frontier Academy Project, Weld County School District No. 6, 7.250%, 6/01/20

Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Compass                 N/R
 Montessori Secondary School Project, Jefferson County School District R-1. Series 2002, 8.000%,
 2/15/32

                                                                                                                 Market
Description                                                                                                       Value
-----------------------------------------------------------------------------------------------------------------------
Alabama - 0.4%

Butler Industrial Development Board, Alabama, Solid Waste Disposal Revenue Bonds, James River           $       902,460
 Corporation Project, Series 1994, 8.000%, 9/01/28 (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------------------------
Arizona - 0.6%

Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children's Hospital,
Series 2002A:
 5.375%, 2/15/18                                                                                               104,381
 6.250%, 2/15/21                                                                                               970,813

Coconino County Pollution Control Corporation, Arizona, Pollution Control Revenue Bonds, Nevada                 237,975
 Power Company Project, Series 1996, 6.375%, 10/01/36 (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------------------------
Arkansas - 0.4%

Little River County, Arkansas, Refunding Revenue Bonds, Georgia-Pacific Corporation Project,                    828,173
 Series 1998, 5.600%, 10/01/26 (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------------------------
California - 11.3%

Beaumont Financing Authority, California, Local Agency Revenue Bonds, 2003 Series A,                          3,032,940
 7.000%, 9/01/33

California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Browning Ferris         1,811,140
 Industries Inc., Series 1996A, 5.800%, 12/01/16 (Alternative Minimum Tax)

California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, CanFibre of               245,628
 Riverside Project, Tax-Exempt Series 1997A, 9.000%, 7/01/19 (Alternative Minimum Tax)#

State of California Department of Water Resources, Power Supply Revenue Bonds, DRIVERS                        6,080,355
 Series 344, 13.510%, 5/01/13 (IF)

Fullerton, California, Special Tax Bonds, Community Facilities District No. 001, Amerige Heights,             1,545,810
 Series 2002, 6.200%, 9/01/32

Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds,             886,250
 Series 2003-A1, 6.750%, 6/01/39

Lake Elsinore Public Finance Authority, California, Local Agency Revenue Bonds, Series 2003H                  2,467,100
 Refunding, 6.375%, 10/01/33

Lammersville School District, San Joaquin County, California, Community Facilities District of Mountain       2,014,820
 House, Special Tax Bonds, Series 2002, 6.375%, 9/01/32

Regional Airports Improvement Corporation, California, Los Angeles International Airport Facilities             670,020
 Sublease Revenue Bonds, American Airlines, Inc. Terminal 4 Project, Series 2002C,
 7.500%, 12/01/24 (Alternative Minimum Tax)

Merced Irrigation District, California, Revenue Certificates of Participation, Electric System Project,       1,422,344
 Series 2003, 5.700%, 9/01/36

Norco, California, Special Tax Bonds, Community Facilities District No. 01-1, Series 2002,                    2,540,925
 7.000%, 9/01/33
-----------------------------------------------------------------------------------------------------------------------
Colorado - 10.7%

Briargate Center Business Improvement District, Colorado, Special Assessment District No. 02-1                2,019,600
 Revenue Bonds, Series 2002B, 7.400%, 12/01/27

Canterberry Crossing Metropolitan District II, Parker, Colorado, General Obligation Limited Tax Bonds,        2,768,480
 Series 2002, 7.375%, 12/01/32

Colorado Educational and Cultural Facilities Authority, Boulder County, Charter School Revenue Bonds,         3,053,760
 Peak to Peak Charter School Project, Created by Boulder Valley School District No. RE-2,
 7.625%, 8/15/31

Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Series 2001,            2,971,366
 Frontier Academy Project, Weld County School District No. 6, 7.250%, 6/01/20

Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Compass                 2,015,280
 Montessori Secondary School Project, Jefferson County School District R-1. Series 2002, 8.000%,
 2/15/32

----
14

   Principal
Amount (000) Description
--------------------------------------------------------------------------------------------------------------------
             Colorado (continued)

             Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Platte River
             Academy Project, Douglas County School District No. RE-1, Series 2002A:
    $  1,000  7.250%, 3/01/22
         750  7.250%, 3/01/32

       2,500 Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Montessori
              Peaks Building Foundation, Series 2002A, 8.000%, 5/01/32

       2,000 Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Belle Creek
              Education Center, Series 2002A, 7.625%, 3/15/32

       2,350 Laredo Metropolitan District, Colorado, General Obligation Bonds, Series 2003, 7.500%, 12/01/33
--------------------------------------------------------------------------------------------------------------------
             Connecticut - 1.8%

       1,455 Connecticut Development Authority, Health Facility Refunding Revenue Bonds, Alzheimers Resource
              Center of Connecticut, Inc. Project, Series 1994A, 7.125%, 8/15/14

             Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator Lisbon
             Project, Series 1993A:
         330  5.500%, 1/01/14 (Alternative Minimum Tax)
       1,940  5.500%, 1/01/20 (Alternative Minimum Tax)
--------------------------------------------------------------------------------------------------------------------
             Florida - 2.5%

          40 Dade County Industrial Development Authority, Florida, Industrial Development Revenue Bonds,
              Series 1995, Miami Cerebral Palsy Residential Services, Inc. Project, 8.000%, 6/01/22

       1,000 Hillsborough County Industrial Development Authority, Florida, Exempt Facilities Revenue Bonds,
              National Gypsum Company, Apollo Beach Project, Series 2000B, 7.125%, 4/01/30
              (Alternative Minimum Tax)

       1,000 Martin County Industrial Development Authority, Florida, Industrial Development Revenue Bonds,
              Indiantown Cogeneration, L.P. Project, Series 1994A, 7.875%, 12/15/25 (Alternative Minimum Tax)

         310 Martin County Industrial Development Authority, Florida, Industrial Development Revenue Refunding
              Bonds, Series B, Indiantown Cogeneration Project, 8.050%, 12/15/25 (Alternative Minimum Tax)

       2,500 Reunion East Community Development District, Osceola County, Florida, Special Assessment Bonds,
              Series 2002A, 7.375%, 5/01/33
--------------------------------------------------------------------------------------------------------------------
             Georgia - 1.6%

             Atlanta, Georgia, Tax Allocation Bonds, Atlantic Station Project, Series 2001:
       1,650  7.750%, 12/01/14
       1,400  7.900%, 12/01/24
--------------------------------------------------------------------------------------------------------------------
             Hawaii - 1.7%
       4,000 Hawaii Department of Budget and Finance, Special Purpose Mortgage Revenue Bonds, Citizens
              Utilities, Series 1993, 5.538%, 12/15/23 (Alternative Minimum Tax)
--------------------------------------------------------------------------------------------------------------------
             Illinois - 6.4%

       1,595 City of Chicago, Illinois, Tax Increment Allocation Bonds, Irving/Cicero Redevelopment Project,
              Series 1998, 7.000%, 1/01/14

       1,000 Illinois Development Finance Authority, Revenue Bonds, Chicago Charter School Foundation Project,
              Series 2002A, 6.125%, 12/01/22

         750 Illinois Development Finance Authority, Environmental Services Revenue Bonds, CITGO Petroleum
              Corporation Project, Series 2002, 8.000%, 6/01/32 (Alternative Minimum Tax)

       3,015 Illinois Educational Facilities Authority, Revenue Bonds, Series 1993, Columbia College,
              6.125%, 12/01/18

             Illinois Health Facilities Authority, Revenue Refunding Bonds, Series 1991, Proctor Community Hospital
             Project:
         355  7.500%, 1/01/11
         925  7.375%, 1/01/23

       1,000 Illinois Educational Facilities Authority, Student Housing Revenue Bonds, Educational Advancement
              Foundation Fund, University Center Project, Series 2002, 6.250%, 5/01/34

                                                                                                         Optional Call
Description                                                                                                Provisions* Ratings**
---------------------------------------------------------------------------------------------------------------------------------
Colorado (continued)

Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Platte River
Academy Project, Douglas County School District No. RE-1, Series 2002A:
 7.250%, 3/01/22                                                                                       3/12 at 100.00       Ba2
 7.250%, 3/01/32                                                                                       3/12 at 100.00       Ba2

Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Montessori        5/12 at 102.00       N/R
 Peaks Building Foundation, Series 2002A, 8.000%, 5/01/32

Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Belle Creek       3/12 at 100.00       N/R
 Education Center, Series 2002A, 7.625%, 3/15/32

Laredo Metropolitan District, Colorado, General Obligation Bonds, Series 2003, 7.500%, 12/01/33        12/13 at 101.00       N/R
---------------------------------------------------------------------------------------------------------------------------------
Connecticut - 1.8%

Connecticut Development Authority, Health Facility Refunding Revenue Bonds, Alzheimers Resource         8/04 at 102.00       N/R
 Center of Connecticut, Inc. Project, Series 1994A, 7.125%, 8/15/14

Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator Lisbon
Project, Series 1993A:
 5.500%, 1/01/14 (Alternative Minimum Tax)                                                             7/03 at 102.00       BBB
 5.500%, 1/01/20 (Alternative Minimum Tax)                                                             7/03 at 102.00       BBB
---------------------------------------------------------------------------------------------------------------------------------
Florida - 2.5%

Dade County Industrial Development Authority, Florida, Industrial Development Revenue Bonds,            6/05 at 102.00       N/R
 Series 1995, Miami Cerebral Palsy Residential Services, Inc. Project, 8.000%, 6/01/22

Hillsborough County Industrial Development Authority, Florida, Exempt Facilities Revenue Bonds,         4/10 at 101.00       N/R
 National Gypsum Company, Apollo Beach Project, Series 2000B, 7.125%, 4/01/30
 (Alternative Minimum Tax)

Martin County Industrial Development Authority, Florida, Industrial Development Revenue Bonds,         12/04 at 102.00      BBB-
 Indiantown Cogeneration, L.P. Project, Series 1994A, 7.875%, 12/15/25 (Alternative Minimum Tax)

Martin County Industrial Development Authority, Florida, Industrial Development Revenue Refunding      12/04 at 102.00      BBB-
 Bonds, Series B, Indiantown Cogeneration Project, 8.050%, 12/15/25 (Alternative Minimum Tax)

Reunion East Community Development District, Osceola County, Florida, Special Assessment Bonds,         5/12 at 101.00       N/R
 Series 2002A, 7.375%, 5/01/33
---------------------------------------------------------------------------------------------------------------------------------
Georgia - 1.6%

Atlanta, Georgia, Tax Allocation Bonds, Atlantic Station Project, Series 2001:
 7.750%, 12/01/14                                                                                     12/11 at 101.00       N/R
 7.900%, 12/01/24                                                                                     12/11 at 101.00       N/R
---------------------------------------------------------------------------------------------------------------------------------
Hawaii - 1.7%
Hawaii Department of Budget and Finance, Special Purpose Mortgage Revenue Bonds, Citizens              12/03 at 101.00       BBB
 Utilities, Series 1993, 5.538%, 12/15/23 (Alternative Minimum Tax)
---------------------------------------------------------------------------------------------------------------------------------
Illinois - 6.4%

City of Chicago, Illinois, Tax Increment Allocation Bonds, Irving/Cicero Redevelopment Project,         1/09 at 100.00       N/R
 Series 1998, 7.000%, 1/01/14

Illinois Development Finance Authority, Revenue Bonds, Chicago Charter School Foundation Project,      12/12 at 100.00       BBB
 Series 2002A, 6.125%, 12/01/22

Illinois Development Finance Authority, Environmental Services Revenue Bonds, CITGO Petroleum           6/12 at 100.00       Ba3
 Corporation Project, Series 2002, 8.000%, 6/01/32 (Alternative Minimum Tax)

Illinois Educational Facilities Authority, Revenue Bonds, Series 1993, Columbia College,               12/03 at 102.00       BBB
 6.125%, 12/01/18

Illinois Health Facilities Authority, Revenue Refunding Bonds, Series 1991, Proctor Community Hospital
Project:
 7.500%, 1/01/11                                                                                       7/03 at 100.00       BB+
 7.375%, 1/01/23                                                                                       7/03 at 100.00       BB+

Illinois Educational Facilities Authority, Student Housing Revenue Bonds, Educational Advancement       5/12 at 101.00      Baa2
 Foundation Fund, University Center Project, Series 2002, 6.250%, 5/01/34

                                                                                                                Market
Description                                                                                                      Value
----------------------------------------------------------------------------------------------------------------------
Colorado (continued)

Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Platte River
Academy Project, Douglas County School District No. RE-1, Series 2002A:
 7.250%, 3/01/22                                                                                      $     1,002,760
 7.250%, 3/01/32                                                                                              746,483

Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Montessori             2,508,125
 Peaks Building Foundation, Series 2002A, 8.000%, 5/01/32

Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Belle Creek            1,985,880
 Education Center, Series 2002A, 7.625%, 3/15/32

Laredo Metropolitan District, Colorado, General Obligation Bonds, Series 2003, 7.500%, 12/01/33              2,359,682
----------------------------------------------------------------------------------------------------------------------
Connecticut - 1.8%

Connecticut Development Authority, Health Facility Refunding Revenue Bonds, Alzheimers Resource              1,419,091
 Center of Connecticut, Inc. Project, Series 1994A, 7.125%, 8/15/14

Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator Lisbon
Project, Series 1993A:
 5.500%, 1/01/14 (Alternative Minimum Tax)                                                                    330,330
 5.500%, 1/01/20 (Alternative Minimum Tax)                                                                  1,864,165
----------------------------------------------------------------------------------------------------------------------
Florida - 2.5%

Dade County Industrial Development Authority, Florida, Industrial Development Revenue Bonds,                    40,526
 Series 1995, Miami Cerebral Palsy Residential Services, Inc. Project, 8.000%, 6/01/22

Hillsborough County Industrial Development Authority, Florida, Exempt Facilities Revenue Bonds,              1,006,790
 National Gypsum Company, Apollo Beach Project, Series 2000B, 7.125%, 4/01/30
 (Alternative Minimum Tax)

Martin County Industrial Development Authority, Florida, Industrial Development Revenue Bonds,               1,048,750
 Indiantown Cogeneration, L.P. Project, Series 1994A, 7.875%, 12/15/25 (Alternative Minimum Tax)

Martin County Industrial Development Authority, Florida, Industrial Development Revenue Refunding              325,441
 Bonds, Series B, Indiantown Cogeneration Project, 8.050%, 12/15/25 (Alternative Minimum Tax)

Reunion East Community Development District, Osceola County, Florida, Special Assessment Bonds,              2,535,250
 Series 2002A, 7.375%, 5/01/33
----------------------------------------------------------------------------------------------------------------------
Georgia - 1.6%

Atlanta, Georgia, Tax Allocation Bonds, Atlantic Station Project, Series 2001:
 7.750%, 12/01/14                                                                                           1,709,021
 7.900%, 12/01/24                                                                                           1,454,614
----------------------------------------------------------------------------------------------------------------------
Hawaii - 1.7%
Hawaii Department of Budget and Finance, Special Purpose Mortgage Revenue Bonds, Citizens                    3,362,520
 Utilities, Series 1993, 5.538%, 12/15/23 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------------
Illinois - 6.4%

City of Chicago, Illinois, Tax Increment Allocation Bonds, Irving/Cicero Redevelopment Project,              1,590,646
 Series 1998, 7.000%, 1/01/14

Illinois Development Finance Authority, Revenue Bonds, Chicago Charter School Foundation Project,              993,170
 Series 2002A, 6.125%, 12/01/22

Illinois Development Finance Authority, Environmental Services Revenue Bonds, CITGO Petroleum                  724,477
 Corporation Project, Series 2002, 8.000%, 6/01/32 (Alternative Minimum Tax)

Illinois Educational Facilities Authority, Revenue Bonds, Series 1993, Columbia College,                     3,078,586
 6.125%, 12/01/18

Illinois Health Facilities Authority, Revenue Refunding Bonds, Series 1991, Proctor Community Hospital
Project:
 7.500%, 1/01/11                                                                                              355,018
 7.375%, 1/01/23                                                                                              924,833

Illinois Educational Facilities Authority, Student Housing Revenue Bonds, Educational Advancement            1,007,540
 Foundation Fund, University Center Project, Series 2002, 6.250%, 5/01/34

----
15

Portfolio of Investments
NUVEEN HIGH YIELD MUNICIPAL BOND FUND (continued)
April 30, 2003

   Principal
Amount (000) Description
------------------------------------------------------------------------------------------------------------------------
             Illinois (continued)

    $    300 Village of Libertyville, Illinois, Affordable Housing Revenue Bonds, Series 1999A, Liberty Towers
              Project, 7.000%, 11/01/29 (Alternative Minimum Tax)

       1,000 Robbins, Illinois, Resource Recovery Revenue Bonds, Restructuring Project, Foster Wheeler Subordinate
              Guaranty, Series 1994, 0.000%, 10/15/09 (Alternative Minimum Tax)

             Robbins, Illinois, Resources Recovery Revenue Bonds, Restructuring Project Series 1999C, Guaranteed
             by Foster Wheeler:
         471  7.250%, 10/15/09 (Alternative Minimum Tax)
       3,200  7.250%, 10/15/24 (Alternative Minimum Tax)

       2,100 Round Lake, Illinois, Lakewood Grove Special Service Area No. 1 Special Tax Bonds, Series 2003,
              6.700%, 3/01/33
------------------------------------------------------------------------------------------------------------------------
             Indiana - 3.4%

       1,285 Indianapolis Airport Authority, Indiana, Specialty Facility Revenue Bonds, Series 1995A, United Air Lines,
              Inc., Indianapolis Maintenance Center Project, 6.500%, 11/15/31 (Alternative Minimum Tax)##

         150 Jasper County, Indiana, Economic Development Revenue Bonds, Georgia Pacific Corporation Project,
              Series 1997, 5.625%, 12/01/27 (Alternative Minimum Tax)

          50 Jasper County, Indiana, Economic Development Revenue Bonds, Georgia Pacific Corporation Project,
              Series 1999, 5.600%, 4/01/29 (Alternative Minimum Tax)

          45 Jasper County, Indiana, Economic Development Revenue Bonds, Georgia Pacific Corporation Project,
              Series 2000 Refunding, 6.700%, 4/01/29 (Alternative Minimum Tax)

         890 City of Petersburg, Indiana, Pollution Control Revenue Bonds, Indianapolis Power and Light Company,
              Series 1991 Refunding, 5.750%, 8/01/21

       1,500 City of Petersburg, Indiana, Pollution Control Revenue Bonds, Indiana Power and Light Company,
              Series 1996, 6.375%, 11/01/29

         750 City of Petersburg, Indiana, Pollution Control Refunding Revenue Bonds, Series 1995A, Indianapolis
              Power and Light Company Project, 6.625%, 12/01/24 - ACA Insured

       3,500 Whitley County, Indiana, Solid Waste and Sewage Disposal Revenue Bonds, Steel Dynamics Inc.,
              Project, Series 1998, 7.250%, 11/01/18 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------
             Iowa - 1.1%

         690 Iowa Higher Education Loan Authority, Private College Facility Revenue Bonds, Waldorf College Project,
              Series 1999, 7.375%, 10/01/19

       2,000 Tobacco Settlement Authority, Iowa, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2001B,
              5.300%, 6/01/25
------------------------------------------------------------------------------------------------------------------------
             Kentucky - 3.2%

         130 Kenton County Airport Board, Kentucky, Special Facilities Revenue Bonds, 1992 Series A, Delta Air
              Lines Project, 7.125%, 2/01/21 (Alternative Minimum Tax)

             Kentucky Economic Development Finance Authority, Hospital System Refunding and Improvement
             Revenue Bonds, Series 1997, Appalachian Regional Healthcare, Inc. Project:
       1,000  5.850%, 10/01/17
       2,500  5.875%, 10/01/22

             City of Newport, Kentucky, Public Properties Corporation, First Mortgage Revenue Bonds, Series 2000A,
             Public Parking and Plaza Project:
       1,455  8.375%, 1/01/18
       1,835  8.500%, 1/01/27
------------------------------------------------------------------------------------------------------------------------
             Louisiana - 1.8%

         505 East Baton Rouge Parish, Louisiana, Revenue Refunding Bonds, Georgia Pacific Corporation Project,
              Series 1998 Refunding, 5.350%, 9/01/11 (Alternative Minimum Tax)

       1,230 Hodge, Louisiana, Combined Utility System Revenue Bonds, Stone Container Corporation Guaranteed,
              Series 1990, 9.000%, 3/01/10 (Alternative Minimum Tax)

       2,000 Parish of West Felciana, Louisiana, Pollution Control Revenue Bonds, Gulf States Utilities Company -
               Entergy, Series 1984I, 7.700%, 12/01/14

                                                                                                             Optional Call
Description                                                                                                    Provisions*
---------------------------------------------------------------------------------------------------------------------------
Illinois (continued)

Village of Libertyville, Illinois, Affordable Housing Revenue Bonds, Series 1999A, Liberty Towers          11/09 at 100.00
 Project, 7.000%, 11/01/29 (Alternative Minimum Tax)

Robbins, Illinois, Resource Recovery Revenue Bonds, Restructuring Project, Foster Wheeler Subordinate         No Opt. Call
 Guaranty, Series 1994, 0.000%, 10/15/09 (Alternative Minimum Tax)

Robbins, Illinois, Resources Recovery Revenue Bonds, Restructuring Project Series 1999C, Guaranteed
by Foster Wheeler:
 7.250%, 10/15/09 (Alternative Minimum Tax)                                                                  No Opt. Call
 7.250%, 10/15/24 (Alternative Minimum Tax)                                                                  No Opt. Call

Round Lake, Illinois, Lakewood Grove Special Service Area No. 1 Special Tax Bonds, Series 2003,             3/13 at 102.00
 6.700%, 3/01/33
---------------------------------------------------------------------------------------------------------------------------
Indiana - 3.4%

Indianapolis Airport Authority, Indiana, Specialty Facility Revenue Bonds, Series 1995A, United Air Lines, 11/05 at 102.00
 Inc., Indianapolis Maintenance Center Project, 6.500%, 11/15/31 (Alternative Minimum Tax)##

Jasper County, Indiana, Economic Development Revenue Bonds, Georgia Pacific Corporation Project,           12/07 at 102.00
 Series 1997, 5.625%, 12/01/27 (Alternative Minimum Tax)

Jasper County, Indiana, Economic Development Revenue Bonds, Georgia Pacific Corporation Project,            4/09 at 102.00
 Series 1999, 5.600%, 4/01/29 (Alternative Minimum Tax)

Jasper County, Indiana, Economic Development Revenue Bonds, Georgia Pacific Corporation Project,            4/10 at 101.00
 Series 2000 Refunding, 6.700%, 4/01/29 (Alternative Minimum Tax)

City of Petersburg, Indiana, Pollution Control Revenue Bonds, Indianapolis Power and Light Company,         8/11 at 102.00
 Series 1991 Refunding, 5.750%, 8/01/21

City of Petersburg, Indiana, Pollution Control Revenue Bonds, Indiana Power and Light Company,              8/11 at 102.00
 Series 1996, 6.375%, 11/01/29

City of Petersburg, Indiana, Pollution Control Refunding Revenue Bonds, Series 1995A, Indianapolis         12/04 at 102.00
 Power and Light Company Project, 6.625%, 12/01/24 - ACA Insured

Whitley County, Indiana, Solid Waste and Sewage Disposal Revenue Bonds, Steel Dynamics Inc.,               11/10 at 102.00
 Project, Series 1998, 7.250%, 11/01/18 (Alternative Minimum Tax)
---------------------------------------------------------------------------------------------------------------------------
Iowa - 1.1%

Iowa Higher Education Loan Authority, Private College Facility Revenue Bonds, Waldorf College Project,     10/10 at 102.00
 Series 1999, 7.375%, 10/01/19

Tobacco Settlement Authority, Iowa, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2001B,            6/11 at 101.00
 5.300%, 6/01/25
---------------------------------------------------------------------------------------------------------------------------
Kentucky - 3.2%

Kenton County Airport Board, Kentucky, Special Facilities Revenue Bonds, 1992 Series A, Delta Air           7/03 at 101.00
 Lines Project, 7.125%, 2/01/21 (Alternative Minimum Tax)

Kentucky Economic Development Finance Authority, Hospital System Refunding and Improvement
Revenue Bonds, Series 1997, Appalachian Regional Healthcare, Inc. Project:
 5.850%, 10/01/17                                                                                          4/08 at 102.00
 5.875%, 10/01/22                                                                                          4/08 at 102.00

City of Newport, Kentucky, Public Properties Corporation, First Mortgage Revenue Bonds, Series 2000A,
Public Parking and Plaza Project:
 8.375%, 1/01/18                                                                                           7/10 at 104.00
 8.500%, 1/01/27                                                                                           7/10 at 104.00
---------------------------------------------------------------------------------------------------------------------------
Louisiana - 1.8%

East Baton Rouge Parish, Louisiana, Revenue Refunding Bonds, Georgia Pacific Corporation Project,           3/08 at 102.00
 Series 1998 Refunding, 5.350%, 9/01/11 (Alternative Minimum Tax)

Hodge, Louisiana, Combined Utility System Revenue Bonds, Stone Container Corporation Guaranteed,              No Opt. Call
 Series 1990, 9.000%, 3/01/10 (Alternative Minimum Tax)

Parish of West Felciana, Louisiana, Pollution Control Revenue Bonds, Gulf States Utilities Company -        6/03 at 102.00
  Entergy, Series 1984I, 7.700%, 12/01/14

                                                                                                                         Market
Description                                                                                                Ratings**      Value
-------------------------------------------------------------------------------------------------------------------------------
Illinois (continued)

Village of Libertyville, Illinois, Affordable Housing Revenue Bonds, Series 1999A, Liberty Towers                 A2 $  308,331
 Project, 7.000%, 11/01/29 (Alternative Minimum Tax)

Robbins, Illinois, Resource Recovery Revenue Bonds, Restructuring Project, Foster Wheeler Subordinate            N/R    272,940
 Guaranty, Series 1994, 0.000%, 10/15/09 (Alternative Minimum Tax)

Robbins, Illinois, Resources Recovery Revenue Bonds, Restructuring Project Series 1999C, Guaranteed
by Foster Wheeler:
 7.250%, 10/15/09 (Alternative Minimum Tax)                                                                     N/R    260,404
 7.250%, 10/15/24 (Alternative Minimum Tax)                                                                     N/R  1,404,084

Round Lake, Illinois, Lakewood Grove Special Service Area No. 1 Special Tax Bonds, Series 2003,                  N/R  2,122,827
 6.700%, 3/01/33
-------------------------------------------------------------------------------------------------------------------------------
Indiana - 3.4%

Indianapolis Airport Authority, Indiana, Specialty Facility Revenue Bonds, Series 1995A, United Air Lines,        CC    455,533
 Inc., Indianapolis Maintenance Center Project, 6.500%, 11/15/31 (Alternative Minimum Tax)##

Jasper County, Indiana, Economic Development Revenue Bonds, Georgia Pacific Corporation Project,                 Ba3     99,342
 Series 1997, 5.625%, 12/01/27 (Alternative Minimum Tax)

Jasper County, Indiana, Economic Development Revenue Bonds, Georgia Pacific Corporation Project,                 Ba3     32,950
 Series 1999, 5.600%, 4/01/29 (Alternative Minimum Tax)

Jasper County, Indiana, Economic Development Revenue Bonds, Georgia Pacific Corporation Project,                 Ba3     34,381
 Series 2000 Refunding, 6.700%, 4/01/29 (Alternative Minimum Tax)

City of Petersburg, Indiana, Pollution Control Revenue Bonds, Indianapolis Power and Light Company,             Baa2    848,927
 Series 1991 Refunding, 5.750%, 8/01/21

City of Petersburg, Indiana, Pollution Control Revenue Bonds, Indiana Power and Light Company,                  Baa3  1,328,805
 Series 1996, 6.375%, 11/01/29

City of Petersburg, Indiana, Pollution Control Refunding Revenue Bonds, Series 1995A, Indianapolis                 A    803,670
 Power and Light Company Project, 6.625%, 12/01/24 - ACA Insured

Whitley County, Indiana, Solid Waste and Sewage Disposal Revenue Bonds, Steel Dynamics Inc.,                     N/R  3,372,600
 Project, Series 1998, 7.250%, 11/01/18 (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------------------
Iowa - 1.1%

Iowa Higher Education Loan Authority, Private College Facility Revenue Bonds, Waldorf College Project,           N/R    733,229
 Series 1999, 7.375%, 10/01/19

Tobacco Settlement Authority, Iowa, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2001B,                  A-  1,549,020
 5.300%, 6/01/25
-------------------------------------------------------------------------------------------------------------------------------
Kentucky - 3.2%

Kenton County Airport Board, Kentucky, Special Facilities Revenue Bonds, 1992 Series A, Delta Air                BB-     93,922
 Lines Project, 7.125%, 2/01/21 (Alternative Minimum Tax)

Kentucky Economic Development Finance Authority, Hospital System Refunding and Improvement
Revenue Bonds, Series 1997, Appalachian Regional Healthcare, Inc. Project:
 5.850%, 10/01/17                                                                                               BB-    907,780
 5.875%, 10/01/22                                                                                               BB-  2,205,825

City of Newport, Kentucky, Public Properties Corporation, First Mortgage Revenue Bonds, Series 2000A,
Public Parking and Plaza Project:
 8.375%, 1/01/18                                                                                                N/R  1,406,272
 8.500%, 1/01/27                                                                                                N/R  1,763,692
-------------------------------------------------------------------------------------------------------------------------------
Louisiana - 1.8%

East Baton Rouge Parish, Louisiana, Revenue Refunding Bonds, Georgia Pacific Corporation Project,                Ba3    405,066
 Series 1998 Refunding, 5.350%, 9/01/11 (Alternative Minimum Tax)

Hodge, Louisiana, Combined Utility System Revenue Bonds, Stone Container Corporation Guaranteed,                 N/R  1,256,814
 Series 1990, 9.000%, 3/01/10 (Alternative Minimum Tax)

Parish of West Felciana, Louisiana, Pollution Control Revenue Bonds, Gulf States Utilities Company -             BB+  2,043,280
  Entergy, Series 1984I, 7.700%, 12/01/14

----
16

   Principal
Amount (000) Description
-------------------------------------------------------------------------------------------------------------------
             Maryland - 2.0%

    $  3,290 Maryland Energy Financing Administration, Limited Obligation Cogeneration Revenue Bonds, AES
              Warrior Run Project, Series 1995, 7.400%, 9/01/19 (Alternative Minimum Tax)

             Prince George's County, Maryland, Project and Refunding Revenue Bonds, Dimensions Health
             Corporation Issue, Series 1994:
          25  5.100%, 7/01/06
         450  5.375%, 7/01/14
         545  5.300%, 7/01/24
-------------------------------------------------------------------------------------------------------------------
             Massachusetts - 3.0%

       2,000 Boston Industrial Development Financing Authority, Massachusetts, Subordinate Revenue Bonds,
              Crosstown Center Project, Series 2002, 8.000%, 9/01/35 (Alternative Minimum Tax)

         500 Massachusetts Development Finance Agency, Resource Recovery Revenue Bonds, Ogden Haverhill
              Project, Series 1998B, 5.300%, 12/01/14 (Alternative Minimum Tax)

       1,000 Massachusetts Development Finance Agency, Resource Recovery Revenue Bonds, Ogden Haverhill
              Project, Series 1999A, 6.700%, 12/01/14 (Alternative Minimum Tax)

       1,425 Massachusetts Development Finance Agency, Pioneer Valley Resource Recovery Revenue Bonds,
              Eco/Springfield, LLC Project, Series 2000A, 8.375%, 7/01/14 (Alternative Minimum Tax)

       1,000 Massachusetts Industrial Finance Agency, Resource Recovery Revenue Refunding Bonds, Ogden
              Haverhill Project, Series 1992A Remarketing, 4.850%, 12/01/05
-------------------------------------------------------------------------------------------------------------------
             Michigan - 1.7%

             Michigan Municipal Bond Authority, Public School Academy Revenue Bonds, YMCA Service Learning
             Academy, Series 2001:
       1,500  7.250%, 10/01/11
         750  7.625%, 10/01/21

             Michigan State Hospital Finance Authority, Revenue and Refunding Bonds, The Detroit Medical Center
             Obligated Group, Series 1993A:
          40  6.250%, 8/15/13
         405  6.500%, 8/15/18

         125 Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Sinai Hospital, Refunding
              Series 1995, 6.625%, 1/01/16

             Michigan State Hospital Finance Authority, Hospital Revenue Bonds, The Detroit Medical Center
             Obligated Group, Series 1998A:
          75  5.125%, 8/15/18
         245  5.250%, 8/15/28

             Pontiac Hospital Finance Authority, Michigan, Hospital Revenue Refunding Bonds, NOMC Obligated
             Group, Series 1993:
          10  6.000%, 8/01/13
         110  6.000%, 8/01/18
          10  6.000%, 8/01/23

         500 Wayne County, Michigan, Special Airport Facilities Revenue Bonds, Northwest Airlines, Inc., Refunding
              Series 1995, 6.750%, 12/01/15
-------------------------------------------------------------------------------------------------------------------
             Minnesota - 4.8%

       3,250 Duluth Economic Development Authority, Minnesota, Healthcare Facilities Revenue Bonds, Saint Luke's
              Hospital, Series 2002, 7.250%, 6/15/32

       2,500 Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Special Facilities Revenue Bonds,
              Northwest Airlines, Inc. Project, Series 2001A, 7.000%, 4/01/25 (Alternative Minimum Tax)

         400 Northwest Minnesota Multi-County, Housing and Redevelopment Authority, Governmental Housing
              Revenue Bonds, Pooled Housing Program, Series 1994A, 8.125%, 10/01/26

         140 Saint Paul Housing and Redevelopment Authority, Minnesota, Hospital Revenue Bonds, HealthEast
              Project, Series 1993B, 6.625%, 11/01/17

         190 Housing and Redevelopment Authority of the City of Saint Paul, Minnesota, Hospital Facility Revenue
              Bonds, HealthEast Project, Series 1993A Refunding, 6.625%, 11/01/17

                                                                                                        Optional Call
Description                                                                                               Provisions* Ratings**
--------------------------------------------------------------------------------------------------------------------------------
Maryland - 2.0%

Maryland Energy Financing Administration, Limited Obligation Cogeneration Revenue Bonds, AES           9/05 at 102.00       N/R
 Warrior Run Project, Series 1995, 7.400%, 9/01/19 (Alternative Minimum Tax)

Prince George's County, Maryland, Project and Refunding Revenue Bonds, Dimensions Health
Corporation Issue, Series 1994:
 5.100%, 7/01/06                                                                                      7/04 at 102.00        B3
 5.375%, 7/01/14                                                                                      7/04 at 102.00        B3
 5.300%, 7/01/24                                                                                      7/04 at 102.00        B3
--------------------------------------------------------------------------------------------------------------------------------
Massachusetts - 3.0%

Boston Industrial Development Financing Authority, Massachusetts, Subordinate Revenue Bonds,           9/12 at 102.00       N/R
 Crosstown Center Project, Series 2002, 8.000%, 9/01/35 (Alternative Minimum Tax)

Massachusetts Development Finance Agency, Resource Recovery Revenue Bonds, Ogden Haverhill            12/08 at 102.00       BBB
 Project, Series 1998B, 5.300%, 12/01/14 (Alternative Minimum Tax)

Massachusetts Development Finance Agency, Resource Recovery Revenue Bonds, Ogden Haverhill            12/09 at 102.00       BBB
 Project, Series 1999A, 6.700%, 12/01/14 (Alternative Minimum Tax)

Massachusetts Development Finance Agency, Pioneer Valley Resource Recovery Revenue Bonds,                No Opt. Call       N/R
 Eco/Springfield, LLC Project, Series 2000A, 8.375%, 7/01/14 (Alternative Minimum Tax)

Massachusetts Industrial Finance Agency, Resource Recovery Revenue Refunding Bonds, Ogden                No Opt. Call       BBB
 Haverhill Project, Series 1992A Remarketing, 4.850%, 12/01/05
--------------------------------------------------------------------------------------------------------------------------------
Michigan - 1.7%

Michigan Municipal Bond Authority, Public School Academy Revenue Bonds, YMCA Service Learning
Academy, Series 2001:
 7.250%, 10/01/11                                                                                    10/09 at 102.00       Ba1
 7.625%, 10/01/21                                                                                    10/09 at 102.00       Ba1

Michigan State Hospital Finance Authority, Revenue and Refunding Bonds, The Detroit Medical Center
Obligated Group, Series 1993A:
 6.250%, 8/15/13                                                                                      8/03 at 102.00      BBB-
 6.500%, 8/15/18                                                                                      8/03 at 102.00      BBB-

Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Sinai Hospital, Refunding           1/06 at 102.00       Ba1
 Series 1995, 6.625%, 1/01/16

Michigan State Hospital Finance Authority, Hospital Revenue Bonds, The Detroit Medical Center
Obligated Group, Series 1998A:
 5.125%, 8/15/18                                                                                      8/08 at 101.00      BBB-
 5.250%, 8/15/28                                                                                      8/08 at 101.00      BBB-

Pontiac Hospital Finance Authority, Michigan, Hospital Revenue Refunding Bonds, NOMC Obligated
Group, Series 1993:
 6.000%, 8/01/13                                                                                      8/03 at 102.00       Ba1
 6.000%, 8/01/18                                                                                      8/03 at 102.00       Ba1
 6.000%, 8/01/23                                                                                      8/03 at 102.00       Ba1

Wayne County, Michigan, Special Airport Facilities Revenue Bonds, Northwest Airlines, Inc., Refunding 12/05 at 102.00       N/R
 Series 1995, 6.750%, 12/01/15
--------------------------------------------------------------------------------------------------------------------------------
Minnesota - 4.8%

Duluth Economic Development Authority, Minnesota, Healthcare Facilities Revenue Bonds, Saint Luke's    6/12 at 101.00        BB
 Hospital, Series 2002, 7.250%, 6/15/32

Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Special Facilities Revenue Bonds,    4/11 at 101.00       N/R
 Northwest Airlines, Inc. Project, Series 2001A, 7.000%, 4/01/25 (Alternative Minimum Tax)

Northwest Minnesota Multi-County, Housing and Redevelopment Authority, Governmental Housing           10/04 at 102.00       N/R
 Revenue Bonds, Pooled Housing Program, Series 1994A, 8.125%, 10/01/26

Saint Paul Housing and Redevelopment Authority, Minnesota, Hospital Revenue Bonds, HealthEast         11/03 at 102.00       Ba2
 Project, Series 1993B, 6.625%, 11/01/17

Housing and Redevelopment Authority of the City of Saint Paul, Minnesota, Hospital Facility Revenue   11/03 at 102.00       Ba2
 Bonds, HealthEast Project, Series 1993A Refunding, 6.625%, 11/01/17

                                                                                                          Market
Description                                                                                                Value
----------------------------------------------------------------------------------------------------------------
Maryland - 2.0%

Maryland Energy Financing Administration, Limited Obligation Cogeneration Revenue Bonds, AES          $3,365,341
 Warrior Run Project, Series 1995, 7.400%, 9/01/19 (Alternative Minimum Tax)

Prince George's County, Maryland, Project and Refunding Revenue Bonds, Dimensions Health
Corporation Issue, Series 1994:
 5.100%, 7/01/06                                                                                         17,671
 5.375%, 7/01/14                                                                                        303,201
 5.300%, 7/01/24                                                                                        362,992
----------------------------------------------------------------------------------------------------------------
Massachusetts - 3.0%

Boston Industrial Development Financing Authority, Massachusetts, Subordinate Revenue Bonds,           1,994,600
 Crosstown Center Project, Series 2002, 8.000%, 9/01/35 (Alternative Minimum Tax)

Massachusetts Development Finance Agency, Resource Recovery Revenue Bonds, Ogden Haverhill               463,945
 Project, Series 1998B, 5.300%, 12/01/14 (Alternative Minimum Tax)

Massachusetts Development Finance Agency, Resource Recovery Revenue Bonds, Ogden Haverhill             1,030,820
 Project, Series 1999A, 6.700%, 12/01/14 (Alternative Minimum Tax)

Massachusetts Development Finance Agency, Pioneer Valley Resource Recovery Revenue Bonds,              1,546,638
 Eco/Springfield, LLC Project, Series 2000A, 8.375%, 7/01/14 (Alternative Minimum Tax)

Massachusetts Industrial Finance Agency, Resource Recovery Revenue Refunding Bonds, Ogden                994,230
 Haverhill Project, Series 1992A Remarketing, 4.850%, 12/01/05
----------------------------------------------------------------------------------------------------------------
Michigan - 1.7%

Michigan Municipal Bond Authority, Public School Academy Revenue Bonds, YMCA Service Learning
Academy, Series 2001:
 7.250%, 10/01/11                                                                                     1,498,470
 7.625%, 10/01/21                                                                                       757,800

Michigan State Hospital Finance Authority, Revenue and Refunding Bonds, The Detroit Medical Center
Obligated Group, Series 1993A:
 6.250%, 8/15/13                                                                                         36,851
 6.500%, 8/15/18                                                                                        361,333

Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Sinai Hospital, Refunding             117,741
 Series 1995, 6.625%, 1/01/16

Michigan State Hospital Finance Authority, Hospital Revenue Bonds, The Detroit Medical Center
Obligated Group, Series 1998A:
 5.125%, 8/15/18                                                                                         57,109
 5.250%, 8/15/28                                                                                        169,903

Pontiac Hospital Finance Authority, Michigan, Hospital Revenue Refunding Bonds, NOMC Obligated
Group, Series 1993:
 6.000%, 8/01/13                                                                                          8,524
 6.000%, 8/01/18                                                                                         89,546
 6.000%, 8/01/23                                                                                          7,867

Wayne County, Michigan, Special Airport Facilities Revenue Bonds, Northwest Airlines, Inc., Refunding    315,920
 Series 1995, 6.750%, 12/01/15
----------------------------------------------------------------------------------------------------------------
Minnesota - 4.8%

Duluth Economic Development Authority, Minnesota, Healthcare Facilities Revenue Bonds, Saint Luke's    3,267,420
 Hospital, Series 2002, 7.250%, 6/15/32

Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Special Facilities Revenue Bonds,    1,663,775
 Northwest Airlines, Inc. Project, Series 2001A, 7.000%, 4/01/25 (Alternative Minimum Tax)

Northwest Minnesota Multi-County, Housing and Redevelopment Authority, Governmental Housing              304,952
 Revenue Bonds, Pooled Housing Program, Series 1994A, 8.125%, 10/01/26

Saint Paul Housing and Redevelopment Authority, Minnesota, Hospital Revenue Bonds, HealthEast            124,419
 Project, Series 1993B, 6.625%, 11/01/17

Housing and Redevelopment Authority of the City of Saint Paul, Minnesota, Hospital Facility Revenue      168,855
 Bonds, HealthEast Project, Series 1993A Refunding, 6.625%, 11/01/17

----
17

Portfolio of Investments
NUVEEN HIGH YIELD MUNICIPAL BOND FUND (continued)
April 30, 2003

   Principal                                                                                                     Optional Call
Amount (000) Description                                                                                           Provisions*
-------------------------------------------------------------------------------------------------------------------------------
             Minnesota (continued)

    $  3,000 Housing and Redevelopment Authority of the City of South St. Paul, Minnesota, Hospital Facility   11/04 at 102.00
              Revenue Refunding Bonds, HealthEast Project, Series 1994, 6.750%, 11/01/09

       1,290 City of White Bear Lake, Minnesota, First Mortgage Nursing Home Revenue Refunding Bonds, White    11/03 at 102.00
              Bear Lake Care Center, Inc., Project, Series 1992, 8.250%, 11/01/12
-------------------------------------------------------------------------------------------------------------------------------
             Mississippi - 0.4%

       1,000 Perry County, Mississippi, Pollution Control Refunding Revenue Bonds, Leaf River Forest Project,   3/12 at 100.00
              Series 1999, 5.200%, 10/01/12
-------------------------------------------------------------------------------------------------------------------------------
             Montana - 1.4%

       3,000 Montana State Board of Investments, Exempt Facility Revenue Bonds, Series 2000, Stillwater Mining  7/10 at 101.00
              Company Project, 8.000%, 7/01/20 (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------------------
             Nevada - 2.1%

         330 Clark County, Nevada, Industrial Development Revenue Bonds, Nevada Power Company Project,          1/04 at 101.00
              Series 1995A, 5.600%, 10/01/30 (Alternative Minimum Tax)

         205 Clark County, Nevada, Industrial Development Revenue Bonds, Nevada Power Company Project,         10/04 at 100.00
              Series 1995B Refunding, 5.900%, 10/01/30 (Alternative Minimum Tax)

       1,000 Clark County, Nevada, Industrial Development Revenue Bonds, Nevada Power Company Project,          7/03 at 102.00
              Series 1995C, 5.500%, 10/01/30

       2,145 Clark County, Nevada, Pollution Control Revenue Bonds, Southern California Edison, Series 1988A,   2/04 at 101.00
              5.400%, 2/01/10 (Alternative Minimum Tax)

       1,000 Paiute Tribe of Las Vegas, Nevada, Revenue Bonds, Series 2002A, 6.625%, 10/01/17 - ACA Insured    10/12 at 101.00
-------------------------------------------------------------------------------------------------------------------------------
             New Hampshire - 0.8%

       1,500 New Hampshire Health and Education Facilities Authority, Revenue Bonds, Exeter Hospital,          10/11 at 101.00
              Series 2001A, 5.750%, 10/01/31
-------------------------------------------------------------------------------------------------------------------------------
             New Jersey - 0.5%

       1,250 Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,       6/13 at 100.00
              Series 2003, 6.750%, 6/01/39
-------------------------------------------------------------------------------------------------------------------------------
             New Mexico - 0.4%

         780 City of Farmington, New Mexico, Pollution Control Refunding Revenue Bonds, Southern California    10/03 at 100.00
              Edison Company, Four Corners Project, 1991 Series A, 7.200%, 4/01/21
-------------------------------------------------------------------------------------------------------------------------------
             New York - 2.9%

       1,360 County of Cattaraugus Industrial Development Agency, New York, Tax-Exempt Industrial Development     No Opt. Call
              Revenue Bonds, Series 1999A, Laidlaw Energy & Environmental, Inc. Project, 8.500%, 7/01/21
              (Alternative Minimum Tax)

       1,500 Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2003B,          No Opt. Call
              5.250%, 12/01/13 (DD, settling 5/01/03)

         750 New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, British  12/12 at 101.00
              Airways PLC Project, Series 2002, 7.625%, 12/01/32

             Dormitory Authority of the State of New York, NYACK Hospital, Revenue Bonds, Series 1996:
       1,645  6.000%, 7/01/06                                                                                   7/06 at 102.00
         500  6.250%, 7/01/13                                                                                   7/06 at 102.00

         500 Dormitory Authority of the State of New York, Marymount Manhattan College Insured Revenue Bonds,   7/09 at 101.00
              Series 1999, 6.125%, 7/01/21 - RAAI Insured
-------------------------------------------------------------------------------------------------------------------------------
             Ohio - 1.9%

         400 Ohio Water Development Authority, Solid Waste Disposal Revenue Bonds, North Star BHP Steel L.L.C.  9/05 at 102.00
              Project - The Broken Hill Proprietary Company Limited, Guarantor, Series 1995, 6.300%, 9/01/20
              (Alternative Minimum Tax)

       1,000 Ohio Water Development Authority, Solid Waste Disposal Revenue Bonds, Bay Shore Power Project,     9/08 at 102.00
              Convertible Series 1998A, 5.875%, 9/01/20 (Alternative Minimum Tax)

                                                                                                                Market
Description                                                                                       Ratings**      Value
----------------------------------------------------------------------------------------------------------------------
Minnesota (continued)

Housing and Redevelopment Authority of the City of South St. Paul, Minnesota, Hospital Facility         Ba2 $2,888,820
 Revenue Refunding Bonds, HealthEast Project, Series 1994, 6.750%, 11/01/09

City of White Bear Lake, Minnesota, First Mortgage Nursing Home Revenue Refunding Bonds, White          N/R  1,311,414
 Bear Lake Care Center, Inc., Project, Series 1992, 8.250%, 11/01/12
----------------------------------------------------------------------------------------------------------------------
Mississippi - 0.4%

Perry County, Mississippi, Pollution Control Refunding Revenue Bonds, Leaf River Forest Project,        Ba3    791,310
 Series 1999, 5.200%, 10/01/12
----------------------------------------------------------------------------------------------------------------------
Montana - 1.4%

Montana State Board of Investments, Exempt Facility Revenue Bonds, Series 2000, Stillwater Mining       Ba3  2,856,180
 Company Project, 8.000%, 7/01/20 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------------
Nevada - 2.1%

Clark County, Nevada, Industrial Development Revenue Bonds, Nevada Power Company Project,                B-    268,458
 Series 1995A, 5.600%, 10/01/30 (Alternative Minimum Tax)

Clark County, Nevada, Industrial Development Revenue Bonds, Nevada Power Company Project,                B-    174,476
 Series 1995B Refunding, 5.900%, 10/01/30 (Alternative Minimum Tax)

Clark County, Nevada, Industrial Development Revenue Bonds, Nevada Power Company Project,                B-    791,620
 Series 1995C, 5.500%, 10/01/30

Clark County, Nevada, Pollution Control Revenue Bonds, Southern California Edison, Series 1988A,          C  1,988,458
 5.400%, 2/01/10 (Alternative Minimum Tax)

Paiute Tribe of Las Vegas, Nevada, Revenue Bonds, Series 2002A, 6.625%, 10/01/17 - ACA Insured            A  1,071,020
----------------------------------------------------------------------------------------------------------------------
New Hampshire - 0.8%

New Hampshire Health and Education Facilities Authority, Revenue Bonds, Exeter Hospital,                 A+  1,560,135
 Series 2001A, 5.750%, 10/01/31
----------------------------------------------------------------------------------------------------------------------
New Jersey - 0.5%

Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,             A-  1,107,813
 Series 2003, 6.750%, 6/01/39
----------------------------------------------------------------------------------------------------------------------
New Mexico - 0.4%

City of Farmington, New Mexico, Pollution Control Refunding Revenue Bonds, Southern California           BB    799,500
 Edison Company, Four Corners Project, 1991 Series A, 7.200%, 4/01/21
----------------------------------------------------------------------------------------------------------------------
New York - 2.9%

County of Cattaraugus Industrial Development Agency, New York, Tax-Exempt Industrial Development        N/R  1,201,941
 Revenue Bonds, Series 1999A, Laidlaw Energy & Environmental, Inc. Project, 8.500%, 7/01/21
 (Alternative Minimum Tax)

Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2003B,              A-  1,603,770
 5.250%, 12/01/13 (DD, settling 5/01/03)

New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, British       BBB-    572,190
 Airways PLC Project, Series 2002, 7.625%, 12/01/32

Dormitory Authority of the State of New York, NYACK Hospital, Revenue Bonds, Series 1996:
 6.000%, 7/01/06                                                                                       Ba3  1,543,668
 6.250%, 7/01/13                                                                                       Ba3    431,680

Dormitory Authority of the State of New York, Marymount Manhattan College Insured Revenue Bonds,         AA    555,900
 Series 1999, 6.125%, 7/01/21 - RAAI Insured
----------------------------------------------------------------------------------------------------------------------
Ohio - 1.9%

Ohio Water Development Authority, Solid Waste Disposal Revenue Bonds, North Star BHP Steel L.L.C.        A+    420,284
 Project - The Broken Hill Proprietary Company Limited, Guarantor, Series 1995, 6.300%, 9/01/20
 (Alternative Minimum Tax)

Ohio Water Development Authority, Solid Waste Disposal Revenue Bonds, Bay Shore Power Project,          N/R    919,400
 Convertible Series 1998A, 5.875%, 9/01/20 (Alternative Minimum Tax)

----
18

   Principal
Amount (000) Description
-------------------------------------------------------------------------------------------------------------------
             Ohio (continued)

    $  2,500 Ohio Water Development Authority, Solid Waste Disposal Revenue Bonds, Bay Shore Power Project,
              Convertible Series 1998B, 6.625%, 9/01/20 (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------
             Oklahoma - 2.0%

             Oklahoma Development Finance Authority, Hillcrest Healthcare System Revenue and Refunding Bonds,
             Series 1999A:
       1,250  5.125%, 8/15/10 (DD1, settling 5/01/03)
       1,000  5.750%, 8/15/12
         760  5.750%, 8/15/13
         710  5.750%, 8/15/15
       1,000  5.625%, 8/15/19

         100 Trustees of the Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, Series 1995, American
              Airlines, Inc., 6.250%, 6/01/20
-------------------------------------------------------------------------------------------------------------------
             Pennsylvania - 6.3%

       3,200 Allegheny County, Pennsylvania, Hospital Development Authority, Health System Revenue Bonds,
              Series 2000B, West Penn Allegheny Health System, 9.250%, 11/15/30

         820 Cumberland County Municipal Authority, Pennsylvania, Carlisle Hospital and Health Services, First
              Mortgage Revenue and Refunding Bonds, Series 1994, 6.800%, 11/15/14 (Pre-refunded to 11/15/04)

       1,500 Cumberland County Municipal Authority, Pennsylvania, Retirement Community Revenue Bonds,
              Series 2002A, Wesley Affiliated Services Inc., 7.125%, 1/01/25

         615 New Morgan Industrial Development Authority, Pennsylvania, Solid Waste Disposal Revenue Bonds,
              New Morgan Landfill Company, Inc. Project, Series 1994, 6.500%, 4/01/19 (Alternative
              Minimum Tax)

       2,000 Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, National
              Gypsum Company Project, Series 1997A, 6.250%, 11/01/27 (Alternative Minimum Tax)

             Pennsylvania Economic Development Finance Authority, Resource Recovery Revenue Bonds, Senior
             Series 1994A, Northampton Generating Project:
       1,400  6.400%, 1/01/09 (Alternative Minimum Tax)
       1,500  6.600%, 1/01/19 (Alternative Minimum Tax)

       1,500 Pennsylvania Economic Development Financing Authority, Resource Recovery Revenue Bonds, Colver
              Project, Series 1994D, 7.150%, 12/01/18 (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------
             Rhode Island - 1.0%

       1,500 Tiverton, Rhode Island, Special Obligation Tax Increment Bonds, Mount Hope Bay Village,
              Series 2002A, 6.875%, 5/01/22

         500 Tobacco Settlement Financing Corporation of Rhode Island, Asset-Backed Bonds, Series 2002A,
              6.250%, 6/01/42
-------------------------------------------------------------------------------------------------------------------
             South Carolina - 1.5%

             Connector 2000 Association Inc., South Carolina, Senior Lien Toll Road Revenue Bonds, Series 1998B:
       4,560  0.000%, 1/01/32
       4,550  0.000%, 1/01/33

         500 Richland County, South Carolina, Environmental Improvement Revenue Bonds, International Paper
              Company, Series 2003A Refunding, 6.100%, 4/01/23 (Alternative Minimum Tax)

             Tobacco Settlement Revenue Management Authority, South Carolina, Tobacco Settlement Asset-
             Backed Bonds, Series 2001B:
       1,500  6.000%, 5/15/22
       1,045  6.375%, 5/15/28
-------------------------------------------------------------------------------------------------------------------
             Tennessee - 1.8%

       3,500 Industrial Development Board of the County of McMinn, Tennessee, Pollution Control Facilities Revenue
              Bonds, Series 1991, Calhoun Newsprint Company Project - Bowater Incorporated Obligor,
              7.625%, 3/01/16 (Alternative Minimum Tax)

                                                                                                        Optional Call
Description                                                                                               Provisions* Ratings**
--------------------------------------------------------------------------------------------------------------------------------
Ohio (continued)

Ohio Water Development Authority, Solid Waste Disposal Revenue Bonds, Bay Shore Power Project,         9/09 at 102.00       N/R
 Convertible Series 1998B, 6.625%, 9/01/20 (Alternative Minimum Tax)
--------------------------------------------------------------------------------------------------------------------------------
Oklahoma - 2.0%

Oklahoma Development Finance Authority, Hillcrest Healthcare System Revenue and Refunding Bonds,
Series 1999A:
 5.125%, 8/15/10 (DD1, settling 5/01/03)                                                              8/09 at 101.00        B1
 5.750%, 8/15/12                                                                                      8/09 at 101.00        B1
 5.750%, 8/15/13                                                                                      8/09 at 101.00        B1
 5.750%, 8/15/15                                                                                      8/09 at 101.00        B1
 5.625%, 8/15/19                                                                                      8/09 at 101.00        B1

Trustees of the Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, Series 1995, American          6/05 at 102.00       CCC
 Airlines, Inc., 6.250%, 6/01/20
--------------------------------------------------------------------------------------------------------------------------------
Pennsylvania - 6.3%

Allegheny County, Pennsylvania, Hospital Development Authority, Health System Revenue Bonds,          11/10 at 102.00        B+
 Series 2000B, West Penn Allegheny Health System, 9.250%, 11/15/30

Cumberland County Municipal Authority, Pennsylvania, Carlisle Hospital and Health Services, First     11/04 at 102.00   BBB-***
 Mortgage Revenue and Refunding Bonds, Series 1994, 6.800%, 11/15/14 (Pre-refunded to 11/15/04)

Cumberland County Municipal Authority, Pennsylvania, Retirement Community Revenue Bonds,               1/13 at 101.00       N/R
 Series 2002A, Wesley Affiliated Services Inc., 7.125%, 1/01/25

New Morgan Industrial Development Authority, Pennsylvania, Solid Waste Disposal Revenue Bonds,         4/04 at 102.00       BB-
 New Morgan Landfill Company, Inc. Project, Series 1994, 6.500%, 4/01/19 (Alternative
 Minimum Tax)

Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, National       4/09 at 102.00       N/R
 Gypsum Company Project, Series 1997A, 6.250%, 11/01/27 (Alternative Minimum Tax)

Pennsylvania Economic Development Finance Authority, Resource Recovery Revenue Bonds, Senior
Series 1994A, Northampton Generating Project:
 6.400%, 1/01/09 (Alternative Minimum Tax)                                                            1/04 at 102.00      BBB-
 6.600%, 1/01/19 (Alternative Minimum Tax)                                                            1/04 at 102.00      BBB-

Pennsylvania Economic Development Financing Authority, Resource Recovery Revenue Bonds, Colver        12/04 at 102.00      BBB-
 Project, Series 1994D, 7.150%, 12/01/18 (Alternative Minimum Tax)
--------------------------------------------------------------------------------------------------------------------------------
Rhode Island - 1.0%

Tiverton, Rhode Island, Special Obligation Tax Increment Bonds, Mount Hope Bay Village,                5/12 at 102.00       N/R
 Series 2002A, 6.875%, 5/01/22

Tobacco Settlement Financing Corporation of Rhode Island, Asset-Backed Bonds, Series 2002A,            6/12 at 100.00        A-
 6.250%, 6/01/42
--------------------------------------------------------------------------------------------------------------------------------
South Carolina - 1.5%

Connector 2000 Association Inc., South Carolina, Senior Lien Toll Road Revenue Bonds, Series 1998B:
 0.000%, 1/01/32                                                                                       1/08 at 25.56        B-
 0.000%, 1/01/33                                                                                       1/08 at 24.13        B-

Richland County, South Carolina, Environmental Improvement Revenue Bonds, International Paper          4/13 at 101.00       BBB
 Company, Series 2003A Refunding, 6.100%, 4/01/23 (Alternative Minimum Tax)

Tobacco Settlement Revenue Management Authority, South Carolina, Tobacco Settlement Asset-
Backed Bonds, Series 2001B:
 6.000%, 5/15/22                                                                                      5/11 at 101.00        A-
 6.375%, 5/15/28                                                                                      5/11 at 101.00        A-
--------------------------------------------------------------------------------------------------------------------------------
Tennessee - 1.8%

Industrial Development Board of the County of McMinn, Tennessee, Pollution Control Facilities Revenue  9/03 at 100.00       BB+
 Bonds, Series 1991, Calhoun Newsprint Company Project - Bowater Incorporated Obligor,
 7.625%, 3/01/16 (Alternative Minimum Tax)

                                                                                                          Market
Description                                                                                                Value
----------------------------------------------------------------------------------------------------------------
Ohio (continued)

Ohio Water Development Authority, Solid Waste Disposal Revenue Bonds, Bay Shore Power Project,        $2,497,925
 Convertible Series 1998B, 6.625%, 9/01/20 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------
Oklahoma - 2.0%

Oklahoma Development Finance Authority, Hillcrest Healthcare System Revenue and Refunding Bonds,
Series 1999A:
 5.125%, 8/15/10 (DD1, settling 5/01/03)                                                              1,035,950
 5.750%, 8/15/12                                                                                        851,380
 5.750%, 8/15/13                                                                                        641,493
 5.750%, 8/15/15                                                                                        591,231
 5.625%, 8/15/19                                                                                        793,390

Trustees of the Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, Series 1995, American             51,511
 Airlines, Inc., 6.250%, 6/01/20
----------------------------------------------------------------------------------------------------------------
Pennsylvania - 6.3%

Allegheny County, Pennsylvania, Hospital Development Authority, Health System Revenue Bonds,           3,584,192
 Series 2000B, West Penn Allegheny Health System, 9.250%, 11/15/30

Cumberland County Municipal Authority, Pennsylvania, Carlisle Hospital and Health Services, First        893,456
 Mortgage Revenue and Refunding Bonds, Series 1994, 6.800%, 11/15/14 (Pre-refunded to 11/15/04)

Cumberland County Municipal Authority, Pennsylvania, Retirement Community Revenue Bonds,               1,491,435
 Series 2002A, Wesley Affiliated Services Inc., 7.125%, 1/01/25

New Morgan Industrial Development Authority, Pennsylvania, Solid Waste Disposal Revenue Bonds,           536,052
 New Morgan Landfill Company, Inc. Project, Series 1994, 6.500%, 4/01/19 (Alternative
 Minimum Tax)

Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, National       1,821,080
 Gypsum Company Project, Series 1997A, 6.250%, 11/01/27 (Alternative Minimum Tax)

Pennsylvania Economic Development Finance Authority, Resource Recovery Revenue Bonds, Senior
Series 1994A, Northampton Generating Project:
 6.400%, 1/01/09 (Alternative Minimum Tax)                                                            1,426,866
 6.600%, 1/01/19 (Alternative Minimum Tax)                                                            1,502,505

Pennsylvania Economic Development Financing Authority, Resource Recovery Revenue Bonds, Colver         1,555,365
 Project, Series 1994D, 7.150%, 12/01/18 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------
Rhode Island - 1.0%

Tiverton, Rhode Island, Special Obligation Tax Increment Bonds, Mount Hope Bay Village,                1,517,295
 Series 2002A, 6.875%, 5/01/22

Tobacco Settlement Financing Corporation of Rhode Island, Asset-Backed Bonds, Series 2002A,              408,910
 6.250%, 6/01/42
----------------------------------------------------------------------------------------------------------------
South Carolina - 1.5%

Connector 2000 Association Inc., South Carolina, Senior Lien Toll Road Revenue Bonds, Series 1998B:
 0.000%, 1/01/32                                                                                        152,714
 0.000%, 1/01/33                                                                                        135,363

Richland County, South Carolina, Environmental Improvement Revenue Bonds, International Paper            503,295
 Company, Series 2003A Refunding, 6.100%, 4/01/23 (Alternative Minimum Tax)

Tobacco Settlement Revenue Management Authority, South Carolina, Tobacco Settlement Asset-
Backed Bonds, Series 2001B:
 6.000%, 5/15/22                                                                                      1,352,925
 6.375%, 5/15/28                                                                                        897,874
----------------------------------------------------------------------------------------------------------------
Tennessee - 1.8%

Industrial Development Board of the County of McMinn, Tennessee, Pollution Control Facilities Revenue  3,493,490
 Bonds, Series 1991, Calhoun Newsprint Company Project - Bowater Incorporated Obligor,
 7.625%, 3/01/16 (Alternative Minimum Tax)

----
19

Portfolio of Investments
NUVEEN HIGH YIELD MUNICIPAL BOND FUND (continued)
April 30, 2003

   Principal
Amount (000) Description
-------------------------------------------------------------------------------------------------------------------
             Tennessee (continued)

    $    150 Industrial Development Board of the County of McMinn, Tennessee, Solid Waste Recycling Facilities
              Revenue Bonds, Series 1992, Calhoun Newsprint Company Project - Bowater Incorporated Obligor,
              7.400%, 12/01/22 (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------
             Texas - 5.9%

       1,500 Abilene Health Facilities Development Corporation, Texas, Retirement Facility Revenue Bonds, Sears
              Methodist Retirement System, Series 2003A, 7.000%, 11/15/33

       1,000 Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company
              Project, Series 2001C, 5.750%, 5/01/36 (Alternative Minimum Tax) (Mandatory put 11/01/11)

       1,550 Brazos River Authority, Texas, Pollution Control Revenue Bonds, TXU Electric Company Project, Series
              1999C Refunding, 7.700%, 4/01/32 (Alternative Minimum Tax)

         195 Brazos River Authority, Texas, Revenue Refunding Bonds, Reliant Energy, Incorporated Project,
              Series 1999A, 5.375%, 4/01/19

         500 Brazos River Authority, Texas, Revenue Refunding Bonds, Reliant Energy, Incorporated Project,
              Series 1999B, 7.750%, 12/01/18

         500 Brazos River Harbor Navigation District, Brazoria County, Texas, Environmental Facilities Revenue
              Bonds, Dow Chemical Company Project, 2002 Series A-6, 6.250%, 5/15/33 (Alternative Minimum
              Tax) (Mandatory put 5/15/17)

       2,000 Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, CITGO
              Petroleum Corporation Project, Series 1998, 8.000%, 4/01/28 (Alternative Minimum Tax)

         500 Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, CITGO
              Petroleum Corporation Project, Series 1995, 7.500%, 5/01/25 (Alternative Minimum Tax)
              (Mandatory put 10/01/12)

       2,260 Matagorda County Navigation District No. 1, Texas, Revenue Refunding Bonds, Reliant Energy,
              Incorporated Project, Series 1999B, 5.950%, 5/01/30 (Alternative Minimum Tax)

       1,500 Matagorda County Navigation District No. 1, Texas, Revenue Refunding Bonds, Reliant Energy,
              Incorporated Project, Series 1999C, 8.000%, 5/01/29

         750 Matagorda County Navigation District No. 1, Texas, Pollution Control Revenue Bonds, Central Power &
              Light Company, Refunding Series 2001A, 4.550%, 11/01/29 (Mandatory put 11/01/06)
-------------------------------------------------------------------------------------------------------------------
             Utah - 0.4%

         750 City of Bountiful, Davis County, Utah, Hospital Revenue Refunding Bonds, South Davis Community
              Hospital Project, Series 1998, 5.750%, 12/15/18

         165 Utah Housing Finance Agency, Single Family Mortgage Bonds, 1999 Series F, 6.300%, 7/01/21
              (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------
             Virgin Islands - 0.3%

         625 Virgin Islands Government, Refinery Facilities Revenue Bonds, Hovensa Coker Project, Senior Secured
              Series 2002, 6.500%, 7/01/21 (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------
             Virginia - 4.8%

         150 Industrial Development Authority of the County of Bedford, Virginia, Industrial Development Refunding
              Revenue Bonds, Nekoosa Packaging Corporation, Series 1998, 5.600%, 12/01/25 (Alternative
              Minimum Tax)

          25 Industrial Development Authority of the County of Bedford, Virginia, Industrial Development Refunding
              Revenue Bonds, Nekoosa Packaging Corporation, Series 1999A, 6.550%, 12/01/25 (Alternative
              Minimum Tax)

       2,500 Bell Creek Community Development Authority, Virginia, Special Assessment Bonds, Series 2003A,
              6.750%, 3/01/22

         220 Industrial Development Authority of Goochland County, Virginia, Industrial Development Refunding
              Revenue Bonds, Nekoosa Packaging Corporation Project, Series 1998, 5.650%, 12/01/25
              (Alternative Minimum Tax)

                                                                                                        Optional Call
Description                                                                                               Provisions* Ratings**
--------------------------------------------------------------------------------------------------------------------------------
Tennessee (continued)

Industrial Development Board of the County of McMinn, Tennessee, Solid Waste Recycling Facilities      6/03 at 102.00       BB+
 Revenue Bonds, Series 1992, Calhoun Newsprint Company Project - Bowater Incorporated Obligor,
 7.400%, 12/01/22 (Alternative Minimum Tax)
--------------------------------------------------------------------------------------------------------------------------------
Texas - 5.9%

Abilene Health Facilities Development Corporation, Texas, Retirement Facility Revenue Bonds, Sears    11/13 at 101.00       N/R
 Methodist Retirement System, Series 2003A, 7.000%, 11/15/33

Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company           No Opt. Call       BBB
 Project, Series 2001C, 5.750%, 5/01/36 (Alternative Minimum Tax) (Mandatory put 11/01/11)

Brazos River Authority, Texas, Pollution Control Revenue Bonds, TXU Electric Company Project, Series   4/13 at 101.00       BBB
 1999C Refunding, 7.700%, 4/01/32 (Alternative Minimum Tax)

Brazos River Authority, Texas, Revenue Refunding Bonds, Reliant Energy, Incorporated Project,          4/09 at 101.00      BBB-
 Series 1999A, 5.375%, 4/01/19

Brazos River Authority, Texas, Revenue Refunding Bonds, Reliant Energy, Incorporated Project,         12/08 at 102.00      BBB-
 Series 1999B, 7.750%, 12/01/18

Brazos River Harbor Navigation District, Brazoria County, Texas, Environmental Facilities Revenue      5/12 at 101.00        A-
 Bonds, Dow Chemical Company Project, 2002 Series A-6, 6.250%, 5/15/33 (Alternative Minimum
 Tax) (Mandatory put 5/15/17)

Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, CITGO          4/12 at 100.00       Ba2
 Petroleum Corporation Project, Series 1998, 8.000%, 4/01/28 (Alternative Minimum Tax)

Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, CITGO            No Opt. Call       Ba2
 Petroleum Corporation Project, Series 1995, 7.500%, 5/01/25 (Alternative Minimum Tax)
 (Mandatory put 10/01/12)

Matagorda County Navigation District No. 1, Texas, Revenue Refunding Bonds, Reliant Energy,            5/09 at 101.00      BBB-
 Incorporated Project, Series 1999B, 5.950%, 5/01/30 (Alternative Minimum Tax)

Matagorda County Navigation District No. 1, Texas, Revenue Refunding Bonds, Reliant Energy,            5/08 at 102.00      BBB-
 Incorporated Project, Series 1999C, 8.000%, 5/01/29

Matagorda County Navigation District No. 1, Texas, Pollution Control Revenue Bonds, Central Power &      No Opt. Call      BBB+
 Light Company, Refunding Series 2001A, 4.550%, 11/01/29 (Mandatory put 11/01/06)
--------------------------------------------------------------------------------------------------------------------------------
Utah - 0.4%

City of Bountiful, Davis County, Utah, Hospital Revenue Refunding Bonds, South Davis Community        12/08 at 101.00       N/R
 Hospital Project, Series 1998, 5.750%, 12/15/18

Utah Housing Finance Agency, Single Family Mortgage Bonds, 1999 Series F, 6.300%, 7/01/21              7/09 at 101.50       Aa2
 (Alternative Minimum Tax)
--------------------------------------------------------------------------------------------------------------------------------
Virgin Islands - 0.3%

Virgin Islands Government, Refinery Facilities Revenue Bonds, Hovensa Coker Project, Senior Secured    1/13 at 100.00      BBB-
 Series 2002, 6.500%, 7/01/21 (Alternative Minimum Tax)
--------------------------------------------------------------------------------------------------------------------------------
Virginia - 4.8%

Industrial Development Authority of the County of Bedford, Virginia, Industrial Development Refunding  2/08 at 102.00       Ba3
 Revenue Bonds, Nekoosa Packaging Corporation, Series 1998, 5.600%, 12/01/25 (Alternative
 Minimum Tax)

Industrial Development Authority of the County of Bedford, Virginia, Industrial Development Refunding 12/09 at 101.00       Ba3
 Revenue Bonds, Nekoosa Packaging Corporation, Series 1999A, 6.550%, 12/01/25 (Alternative
 Minimum Tax)

Bell Creek Community Development Authority, Virginia, Special Assessment Bonds, Series 2003A,          3/13 at 101.00       N/R
 6.750%, 3/01/22

Industrial Development Authority of Goochland County, Virginia, Industrial Development Refunding      12/08 at 101.00       Ba3
 Revenue Bonds, Nekoosa Packaging Corporation Project, Series 1998, 5.650%, 12/01/25
 (Alternative Minimum Tax)

                                                                                                          Market
Description                                                                                                Value
----------------------------------------------------------------------------------------------------------------
Tennessee (continued)

Industrial Development Board of the County of McMinn, Tennessee, Solid Waste Recycling Facilities     $  148,443
 Revenue Bonds, Series 1992, Calhoun Newsprint Company Project - Bowater Incorporated Obligor,
 7.400%, 12/01/22 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------
Texas - 5.9%

Abilene Health Facilities Development Corporation, Texas, Retirement Facility Revenue Bonds, Sears     1,478,730
 Methodist Retirement System, Series 2003A, 7.000%, 11/15/33

Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company           976,400
 Project, Series 2001C, 5.750%, 5/01/36 (Alternative Minimum Tax) (Mandatory put 11/01/11)

Brazos River Authority, Texas, Pollution Control Revenue Bonds, TXU Electric Company Project, Series   1,618,138
 1999C Refunding, 7.700%, 4/01/32 (Alternative Minimum Tax)

Brazos River Authority, Texas, Revenue Refunding Bonds, Reliant Energy, Incorporated Project,            163,623
 Series 1999A, 5.375%, 4/01/19

Brazos River Authority, Texas, Revenue Refunding Bonds, Reliant Energy, Incorporated Project,            521,935
 Series 1999B, 7.750%, 12/01/18

Brazos River Harbor Navigation District, Brazoria County, Texas, Environmental Facilities Revenue        514,245
 Bonds, Dow Chemical Company Project, 2002 Series A-6, 6.250%, 5/15/33 (Alternative Minimum
 Tax) (Mandatory put 5/15/17)

Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, CITGO          1,934,780
 Petroleum Corporation Project, Series 1998, 8.000%, 4/01/28 (Alternative Minimum Tax)

Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, CITGO            492,095
 Petroleum Corporation Project, Series 1995, 7.500%, 5/01/25 (Alternative Minimum Tax)
 (Mandatory put 10/01/12)

Matagorda County Navigation District No. 1, Texas, Revenue Refunding Bonds, Reliant Energy,            1,862,489
 Incorporated Project, Series 1999B, 5.950%, 5/01/30 (Alternative Minimum Tax)

Matagorda County Navigation District No. 1, Texas, Revenue Refunding Bonds, Reliant Energy,            1,562,010
 Incorporated Project, Series 1999C, 8.000%, 5/01/29

Matagorda County Navigation District No. 1, Texas, Pollution Control Revenue Bonds, Central Power &      749,828
 Light Company, Refunding Series 2001A, 4.550%, 11/01/29 (Mandatory put 11/01/06)
----------------------------------------------------------------------------------------------------------------
Utah - 0.4%

City of Bountiful, Davis County, Utah, Hospital Revenue Refunding Bonds, South Davis Community           650,805
 Hospital Project, Series 1998, 5.750%, 12/15/18

Utah Housing Finance Agency, Single Family Mortgage Bonds, 1999 Series F, 6.300%, 7/01/21                178,535
 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------
Virgin Islands - 0.3%

Virgin Islands Government, Refinery Facilities Revenue Bonds, Hovensa Coker Project, Senior Secured      632,975
 Series 2002, 6.500%, 7/01/21 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------
Virginia - 4.8%

Industrial Development Authority of the County of Bedford, Virginia, Industrial Development Refunding    101,292
 Revenue Bonds, Nekoosa Packaging Corporation, Series 1998, 5.600%, 12/01/25 (Alternative
 Minimum Tax)

Industrial Development Authority of the County of Bedford, Virginia, Industrial Development Refunding     19,360
 Revenue Bonds, Nekoosa Packaging Corporation, Series 1999A, 6.550%, 12/01/25 (Alternative
 Minimum Tax)

Bell Creek Community Development Authority, Virginia, Special Assessment Bonds, Series 2003A,          2,523,600
 6.750%, 3/01/22

Industrial Development Authority of Goochland County, Virginia, Industrial Development Refunding         149,618
 Revenue Bonds, Nekoosa Packaging Corporation Project, Series 1998, 5.650%, 12/01/25
 (Alternative Minimum Tax)

----
20

   Principal                                                      Optional Call                 Market
Amount (000) Description                                            Provisions* Ratings**        Value
-------------------------------------------------------------------------------------------------------
             Virginia (continued)
    $  2,005 Hopewell Industrial Development Authority,          6/03 at 102.00       N/R $  2,058,473
              Virginia, Resources Recovery Revenue Refunding
              Bonds, Stone Container Corporation Project,
              Series 1992, 8.250%, 6/01/16

         500 Mecklenburg County Industrial Development          10/12 at 100.00      BBB-      491,990
              Authority, Virginia, Exempt Facility Revenue
              Bonds, UAE LP Project, Series 2002 Refunding,
              6.500%, 10/15/17

             Pocahontas Parkway Association, Virginia, Route
             895 Connector Toll Road Senior Lien Revenue
             Bonds, Series 1998A:
          50  5.000%, 8/15/05                                      No Opt. Call      Baa3       46,253
         200  5.000%, 8/15/06                                      No Opt. Call      Baa3      179,076
         500  5.250%, 8/15/07                                      No Opt. Call      Baa3      438,095
       2,355  5.500%, 8/15/28                                    8/08 at 102.00      Baa3    1,562,966
         350  0.000%, 8/15/30                                     8/08 at 28.38      Baa3       32,764

       1,500 Industrial Development Authority of Rockbridge      7/11 at 100.00       Ba1    1,476,075
              County, Virginia, Series 2001C, Virginia Horse
              Center Revenue and Refunding Bonds, 6.850%,
              7/15/21

         660 Virginia Small Business Financing Authority,          No Opt. Call       N/R      666,857
              Industrial Development Revenue Bonds, S.I.L.
              Clean Water, L.L.C. Project, Series 1999,
              7.250%, 11/01/09
-------------------------------------------------------------------------------------------------------
             Washington - 0.2%

         500 Tobacco Settlement Authority, Washington State,     6/13 at 100.00        A-      438,680
              Tobacco Settlement Asset-Backed Revenue Bonds,
              Series 2002, 6.625%, 6/01/32
-------------------------------------------------------------------------------------------------------
             Wisconsin - 3.6%

         500 Badger Tobacco Asset Securitization Corporation,    6/12 at 100.00        A-      422,670
              Wisconsin, Tobacco Settlement Asset-Backed
              Bonds, Series 2002, 6.375%, 6/01/32

          40 Redevelopment Authority of Green Bay, Wisconsin,      No Opt. Call       Ba2       28,371
              Industrial Development Revenue Bonds, Series
              1999, Fort James Project, 5.600%, 5/01/19

       1,000 Nekoosa, Wisconsin, Pollution Control Revenue         No Opt. Call       Ba3      739,700
              Bonds, Nekoosa Papers Inc. Project, Series
              1999B, 5.500%, 7/01/15

       1,365 Wisconsin Health and Educational Facilities        10/11 at 100.00       BBB    1,385,871
              Authority, Revenue Bonds, Carroll College Inc.
              Project, Series 2001, 6.250%, 10/01/21

       2,500 Wisconsin Health and Educational Facilities         5/12 at 100.00       N/R    2,524,372
              Authority, Revenue Bonds, Divine Savior
              Healthcare, Series 2002A, 7.500%, 5/01/32

       2,250 Wisconsin Health and Educational Facilities         1/13 at 101.00       N/R    2,242,570
              Authority, Revenue Bonds, Community Memorial
              Hospital Inc. of Oconto Falls, Series 2003,
              7.250%, 1/15/33
-------------------------------------------------------------------------------------------------------
    $216,530 Total Long-Term Investments (cost $193,702,560) -                             195,310,353
              96.6%
-------------------------------------------------------------------------------------------------------
------------
             Other Assets Less Liabilities - 3.4%                                            6,944,405

             ----------------------------------------------------------------------------------------
             Net Assets - 100%                                                            $202,254,758

             ----------------------------------------------------------------------------------------

            * Optional Call Provisions (not covered by the report of independent accountants): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
            ** Ratings (not covered by the report of independent accountants):
               Using the higher of Standard & Poor's or Moody's rating.
           *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
            # Non-income producing security. On January 1, 2002, CFR Holdings, Inc. (an entity formed by Nuveen for the benefit of the Nuveen Funds owning various interests in CanFibre of Riverside) took possession of the CanFibre of Riverside assets on behalf of the various Nuveen Funds. CFR Holdings, Inc. has determined that a sale of the facility is in the best interest of shareholders and is proceeding accordingly.
            ## On December 9, 2002, UAL Corporation, the holding company of
               United Air Lines, Inc., filed for federal bankruptcy protection. The Adviser determined that it was likely United would not remain current on their interest payment obligations with respect to these bonds and thus has stopped accruing interest.
           N/R Investment is not rated.
          (DD) Security purchased on a delayed delivery basis.
          (DD1)Portion of security purchased on a delayed delivery basis.
          (IF) Inverse floating rate security.

                                See accompanying notes to financial statements.

----
21

Portfolio of Investments
NUVEEN ALL-AMERICAN MUNICIPAL BOND FUND
April 30, 2003

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             Alabama - 1.9%

    $     15 Alabama Housing Finance Authority, Single Family Mortgage     4/04 at 102.00       Aaa $        15,543
              Revenue Bonds, Collateralized Home Mortgage Revenue Bond
              Program, 1994 Series A-1, 6.600%, 4/01/19

         200 Alabama State Docks Department, Docks Facilities Revenue     10/06 at 102.00       AAA         226,278
              Bonds, Series 1996, 6.100%, 10/01/13 (Alternative Minimum
              Tax) - MBIA Insured

         400 Utilities Board of the City of Bayou La Batre, Alabama,       3/07 at 102.00        AA         415,832
              Water and Sewer Revenue Refunding and Improvement Bonds,
              Series 1997, 5.750%, 3/01/27 - RAAI Insured

         100 Industrial Development Board of the Town of Courtland,        9/05 at 102.00       BBB         103,724
              Alabama, Solid Waste Disposal Revenue Bonds, Champion
              International Paper Corporation Project, Series 1995A,
              6.500%, 9/01/25 (Alternative Minimum Tax)

         100 Jefferson County, Alabama, Sewer Revenue Warrants, Series     2/07 at 101.00       AAA         114,124
              1997D, 5.750%, 2/01/27 (Pre-refunded to 2/01/07) - FGIC
              Insured

       5,000 Southeast Alabama Gas District, General System Revenue        6/10 at 102.00       Aaa       5,497,300
              Bonds, Series A, 5.500%, 6/01/20 - AMBAC Insured

         250 Industrial Development Board of the City of Tallassee,        8/06 at 102.00      A***         288,163
              Alabama, Industrial Revenue Bonds, Dow-United Technologies
              Composite Products, Series 1996-A, 6.100%, 8/01/14
              (Pre-refunded to 8/01/06)
-------------------------------------------------------------------------------------------------------------------
             Alaska - 1.2%

       3,000 Municipality of Anchorage, Alaska, Water Revenue and          9/09 at 101.00       AAA       3,454,560
              Refunding Bonds Series 1999, 6.000%, 9/01/24 - AMBAC
              Insured

       1,000 Northern Tobacco Securitization Corporation, Alaska,          6/11 at 100.00        A-         759,890
              Tobacco Settlement Asset-Backed Revenue Bonds, Series
              2001, 5.500%, 6/01/29
-------------------------------------------------------------------------------------------------------------------
             Arizona - 0.6%

       2,100 Arizona Health Facilities Authority, Hospital System         12/10 at 102.00       BBB       2,279,298
              Revenue Bonds, John C. Lincoln Health Network, Series
              2000, 7.000%, 12/01/25
-------------------------------------------------------------------------------------------------------------------
             California - 6.2%

             California Department of Water Resources, Power Supply
             Revenue Bonds, Series 2002A:
       2,000  6.000%, 5/01/14                                              5/12 at 101.00        A3       2,321,320
       5,500  5.375%, 5/01/21                                              5/12 at 101.00        A3       5,791,335

       3,000 California Department of Water Resources, Power Supply        5/12 at 101.00       AAA       4,276,920
              Revenue Bonds, DRIVERS Series 344, 13.510%, 5/01/13 (IF)

       8,000 Contra Costa Home Mortgage Finance Authority, California,       No Opt. Call       AAA       4,028,160
              1984 Home Mortgage Revenue Bonds, 0.000%, 9/01/17 - MBIA
              Insured

       2,000 Foothill/Eastern Transportation Corridor Agency,                No Opt. Call       AAA       1,953,140
              California, Toll Road Revenue Bonds, Series 1995A, 0.000%,
              1/01/05

       1,500 Long Beach Aquarium of the Pacific, California, Revenue       7/05 at 102.00       AAA       1,674,645
              Bonds, Aquarium of the Pacific Project, 1995 Series A,
              6.125%, 7/01/23 (Pre-refunded to 7/01/05)

             Sacramento Cogeneration Authority, California, Cogeneration
             Project Revenue Bonds, Procter & Gamble Project, 1995
             Series:
         500  6.200%, 7/01/06                                              7/05 at 102.00       BBB         549,420
       1,000  6.500%, 7/01/21 (Pre-refunded to 7/01/05)                    7/05 at 102.00       AAA       1,130,650
-------------------------------------------------------------------------------------------------------------------
             Colorado - 3.1%

       6,000 E-470 Public Highway Authority, Arapahoe County, Colorado,      No Opt. Call       AAA       5,791,320
              Capital Improvement Trust Fund Highway Revenue Bonds,
              E-470 Project, Senior Series C, 0.000%, 8/31/05

       2,000 E-470 Public Highway Authority, Arapahoe County, Colorado,    8/05 at 103.00       AAA       2,311,060
              Capital Improvement Trust Fund Revenue Bonds, Senior
              Series 1986B, 6.950%, 8/31/20 (Pre-refunded to 8/31/05)

       2,675 Colorado Housing and Finance Authority, Single Family         4/10 at 105.00        AA       2,793,075
              Program Senior Bonds, 2000 Series D-2, 6.900%, 4/01/29
              (Alternative Minimum Tax)

----
22

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             Connecticut - 3.4%

             City of Bridgeport, Connecticut, General Obligation Bonds,
             2000 Series A, Residual Option Longs II R-45:
    $  2,360  15.300%, 7/15/16 (Pre-refunded to 7/15/10) (IF)              7/10 at 101.00       AAA $     3,773,428
       2,600  15.210%, 7/15/17 (Pre-refunded to 7/15/10) (IF)              7/10 at 101.00       AAA       4,157,166

       3,920 Housing Authority of the City of Bridgeport, Connecticut,    12/09 at 102.00       N/R       4,008,710
              Multifamily Housing Revenue Bonds, Stratfield Apartments
              Project, Series 1999, 7.250%, 12/01/24 (Alternative
              Minimum Tax)
-------------------------------------------------------------------------------------------------------------------
             Delaware - 1.5%

       5,000 Delaware Economic Development Authority, Pollution Control      No Opt. Call        A3       5,205,650
              Refunding Revenue Bonds, Delmarva Power & Light Company
              Project, Series 2000D, 5.650%, 7/01/28 (Alternative
              Minimum Tax) (Mandatory put 7/01/10)
-------------------------------------------------------------------------------------------------------------------
             Florida - 3.6%

       1,200 Escambia County Health Facilities Authority, Florida,           No Opt. Call        AA       1,319,484
              Revenue Bonds, Ascension Health Credit Group, Series
              2003A, 5.250%, 11/15/14

       3,510 Florida Housing Finance Corporation, Revenue Bonds, Series    1/11 at 100.00       AAA       3,773,215
              2000W-1, Wyndham Place Apartments Project, 5.850%, 1/01/41
              (Alternative Minimum Tax) - FSA Insured

             Jacksonville Port Authority, Florida, Seaport Revenue
              Bonds, Series 2000:
       1,115  5.625%, 11/01/26 (Alternative Minimum Tax) (Pre-refunded    11/10 at 100.00       Aaa       1,295,296
              to 11/01/10) - MBIA Insured
       1,600  5.625%, 11/01/26 (Alternative Minimum Tax) - MBIA Insured   11/10 at 100.00       Aaa       1,681,824

       1,885 Nassau County, Florida, ICF/MR Revenue Bonds, GF/Amelia       7/03 at 103.00       N/R       1,944,868
              Island Properties, Inc. Project, Series 1993A, 9.750%,
              1/01/23

       1,965 Sanford Airport Authority, Florida, Industrial Development    5/06 at 102.00       N/R       1,919,530
              Revenue Bonds, Central Florida Terminals Inc. Project,
              Series 1995A, 7.500%, 5/01/10 (Alternative Minimum Tax)

         645 Sanford Airport Authority, Florida, Industrial Development    5/07 at 102.00       N/R         612,453
              Revenue Bonds, Central Florida Terminals Inc. Project,
              Series 1997C, 7.500%, 5/01/21
-------------------------------------------------------------------------------------------------------------------
             Illinois - 4.8%

             County of Champaign, Illinois, General Obligation Bonds,
             Public Safety Sales Tax Alternate Revenue Source, Series
             1999:
       1,140  8.250%, 1/01/21 - FGIC Insured                                 No Opt. Call       AAA       1,651,803
       1,275  8.250%, 1/01/22 - FGIC Insured                                 No Opt. Call       AAA       1,855,788

       2,000 Illinois Development Finance Authority, Revenue Bonds, The    9/06 at 102.00       AAA       2,274,380
              Presbyterian Home Lake Forest Place Project, Series 1996
              B, 6.300%, 9/01/22 - FSA Insured

       2,815 Illinois Educational Facilities Authority, Revenue           12/04 at 100.00    N/R***       3,061,228
              Refunding Bonds, Columbia College, Series 1992, 6.875%,
              12/01/17 (Pre-refunded to 12/01/04)

       2,000 Illinois Health Facilities Authority, Revenue Refunding       8/06 at 102.00       N/R       2,017,620
              Bonds, Series 1995A, Fairview Obligated Group, 7.125%,
              8/15/17

       4,000 Illinois Health Facilities Authority, Revenue Bonds Victory   8/07 at 101.00        A-       4,020,400
              Health Service, Series 1997A, 5.750%, 8/15/27

       1,870 Metropolitan Pier and Exposition Authority, Illinois,         6/12 at 101.00       AAA       1,915,591
              McCormick Place Expansion Project Revenue Bonds, Series
              2002A, 5.000%, 12/15/28 - MBIA Insured
-------------------------------------------------------------------------------------------------------------------
             Indiana - 0.8%

       1,795 Indiana Housing Finance Authority, Single Family Mortgage     1/10 at 100.00       Aaa       1,900,797
              Revenue Bonds, 2000 Series C-3, 5.650%, 7/01/30

       1,000 Vigo County School Building Corporation, Indiana, First       1/13 at 100.00       AAA       1,053,110
              Mortgage Bonds, Series 2003, 5.250%, 7/10/24 - FSA Insured
-------------------------------------------------------------------------------------------------------------------
             Kansas - 0.9%

       3,000 Burlington, Kansas, Environmental Improvement Revenue           No Opt. Call        A2       3,102,990
              Bonds, Kansas City Power and Light Company Project, Series
              1998D, 4.750%, 10/01/17 (Mandatory put 10/01/07)

----
23

Portfolio of Investments
NUVEEN ALL-AMERICAN MUNICIPAL BOND FUND (continued)
April 30, 2003

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             Kentucky - 3.6%

    $  5,000 County of Henderson, Kentucky, Solid Waste Disposal Revenue   3/05 at 102.00       BBB $     5,225,550
              Bonds, MacMillan Bloedel Project, Series 1995, 7.000%,
              3/01/25 (Alternative Minimum Tax)

       2,000 Kentucky Economic Development Finance Authority, Hospital     4/08 at 102.00       BB-       1,764,660
              System Refunding and Improvement Revenue Bonds, Series
              1997, Appalachian Regional Healthcare, Inc. Project,
              5.875%, 10/01/22

       5,000 Louisville and Jefferson Counties Metropolitan Sewer         11/04 at 102.00       AAA       5,522,000
              District, Kentucky, Sewer and Drainage System Revenue
              Bonds, Series 1994A, 6.750%, 5/15/25 (Pre-refunded to
              11/15/04) - AMBAC Insured
-------------------------------------------------------------------------------------------------------------------
             Louisiana - 2.2%

       1,810 Calcasieu Parish Public Trust Authority, Louisiana, Single    4/10 at 105.00       Aaa       2,039,888
              Family Mortgage Revenue Bonds, Series 2000A, 7.000%,
              10/01/31 (Alternative Minimum Tax)

             Tobacco Settlement Financing Corporation, Louisiana,
              Asset-Backed Bonds, Series 2001B:
       4,750   5.500%, 5/15/30                                             5/11 at 101.00        A-       3,839,235
       2,510   5.875%, 5/15/39                                             5/11 at 101.00        A-       1,970,149
-------------------------------------------------------------------------------------------------------------------
             Maryland - 1.2%

       2,000 Maryland State Energy Financing Administration, Solid Waste  12/06 at 102.00        A-       2,145,620
              Disposal Revenue Bonds, Wheelabrator Water Projects -
              Baltimore LLC, Series 1996, 6.450%, 12/01/16 (Alternative
              Minimum Tax)

       2,000 Maryland Economic Development Corporation, Student Housing    6/09 at 102.00      Baa2       2,034,140
              Revenue Bonds, Collegiate Housing Foundation - University
              Courtyard Project, Series 1999A, 5.750%, 6/01/31
-------------------------------------------------------------------------------------------------------------------
             Massachusetts - 2.3%

       5,000 Commonwealth of Massachusetts, General Obligation Bonds,      8/12 at 100.00       AAA       5,432,250
              Consolidated Loan of 2002, Series D, 5.375%, 8/01/21 -
              MBIA Insured

       3,000 Massachusetts Industrial Finance Agency, Resource Recovery   12/08 at 102.00       BBB       2,762,460
              Revenue Refunding Bonds Ogden Haverhill Project, Series
              1998A, 5.600%, 12/01/19 (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------
             Michigan - 3.0%

       3,000 Michigan State Hospital Finance Authority, Revenue and        8/03 at 102.00      BBB-       2,676,540
              Refunding Bonds, Detroit Medical Center Obligated Group,
              Series 1993A, 6.500%, 8/15/18

       2,000 Michigan State Hospital Finance Authority, Hospital Revenue   8/08 at 101.00      BBB-       1,437,320
              Bonds, The Detroit Medical Center Obligated Group, Series
              1998A, 5.250%, 8/15/23

       2,000 Michigan Strategic Fund, Limited Obligation Refunding         9/11 at 100.00        A-       2,056,420
              Revenue Bonds, Detroit Edison Company Pollution Control
              Project, Collateralized Series 1999C, Fixed Rate
              Conversion, 5.650%, 9/01/29 (Alternative Minimum Tax)

       2,500 Michigan Strategic Fund, Limited Obligation Revenue Bonds,   12/12 at 100.00       AAA       2,598,125
              Detroit Edison Company, Series 2002C Refunding, 5.450%,
              12/15/32 (Alternative Minimum Tax) - XLCA Insured

       2,000 Pontiac, Michigan, Hospital Finance Authority, Hospital       8/03 at 102.00       Ba1       1,704,700
              Revenue Refunding Bonds, NOMC Obligated Group, Series
              1993, 6.000%, 8/01/13
-------------------------------------------------------------------------------------------------------------------
             Minnesota - 1.1%

       3,430 Minnesota Housing Finance Agency, Single Family Mortgage      7/10 at 101.50       AA+       3,736,471
              Bonds, 1997 Series G, Remarketed, 6.000% 1/01/18
-------------------------------------------------------------------------------------------------------------------
             Missouri - 0.3%

       1,000 Missouri-Illinois Metropolitan District Bi-State             10/13 at 100.00       AAA       1,028,190
              Development Agency, Metrolink Cross County Extension
              Project, Mass Transit Sales Tax Appropriation Bonds,
              Series 2002B, 5.000%, 10/01/32 - FSA Insured
-------------------------------------------------------------------------------------------------------------------
             New Hampshire - 1.7%

       5,500 Business Finance Authority of New Hampshire, Pollution        5/12 at 101.00       AAA       5,983,615
              Control Revenue Bonds, Public Service Company of New
              Hampshire Project, Series 2001C Refunding, 5.450%, 5/01/21
              - MBIA Insured
-------------------------------------------------------------------------------------------------------------------
             New Jersey - 0.4%

       1,500 Tobacco Settlement Financing Corporation, New Jersey,         6/12 at 100.00        A-       1,278,870
              Tobacco Settlement Asset-Backed Bonds, Series 2002,
              5.750%, 6/01/32

----
24

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             New Mexico - 0.7%

    $  2,400 City of Farmington, New Mexico, Pollution Control Revenue     4/06 at 101.00      BBB- $     2,370,024
              Refunding Bonds, Series 1997A, Public Service Company of
              New Mexico - San Juan Project, 5.800%, 4/01/22
-------------------------------------------------------------------------------------------------------------------
             New York - 11.3%

       2,705 Village of East Rochester Housing Authority, New York, 1999   3/09 at 103.00       N/R       2,588,685
              Multifamily Senior Housing Revenue Bonds, Jefferson Park
              Apartments Project, 6.750%, 3/01/30

       4,000 Metropolitan Transportation Authority, New York, State        7/12 at 100.00       AA-       4,120,680
              Service Contract Refunding Bonds, Series 2002A, 5.125%,
              1/01/29

       1,000 Metropolitan Transportation Authority, New York, Dedicated   10/14 at 100.00       AAA       1,155,890
              Tax Fund Bonds, Series 1999A,
              5.250%, 4/01/23 (Pre-refunded to 10/01/14) - FSA Insured

         115 The City of New York, New York, General Obligation Bonds,     4/07 at 101.00       Aaa         134,559
              Fiscal 1997 Series I, 6.250%, 4/15/27 (Pre-refunded to
              4/15/07)

          15 The City of New York, New York, General Obligation Bonds,     8/03 at 100.75         A          15,183
              Fiscal 1992 Series B, 7.500%, 2/01/09

       5,000 The City of New York, New York, General Obligation Bonds,     8/12 at 100.00         A       5,419,150
              Fiscal 2003 Series A, 5.750%, 8/01/16

       2,700 New York City Transitional Finance Authority, New York,       5/10 at 101.00       Aa3       3,975,237
              Future Tax Secured Bonds, Residual Interest
              Certificates, Series 319, 14.410%, 11/01/17

       2,500 Dormitory Authority of the State of New York, Department of   7/05 at 102.00       AAA       2,830,975
              Health, Revenue Bonds, Series 1995, Roswell Park Cancer
              Center, 6.625%, 7/01/24 (Pre-refunded to 7/01/05)

             New York State Housing Finance Agency, Service Contract
              Obligation Revenue Bonds, 1995 Series A:
       2,630   6.375%, 9/15/15 (Pre-refunded to 9/15/07)                   9/07 at 100.00       AAA       3,089,619
         370   6.375%, 9/15/15                                             9/05 at 102.00       AA-         412,339

       2,125 New York State Urban Development Corporation, Project           No Opt. Call       AA-       2,412,109
              Revenue Bonds, University Facilities Grants, 1995
              Refunding Series, 5.500%, 1/01/19

       5,000 New York State Urban Development Corporation, Correctional      No Opt. Call       AA-       5,565,900
              and Youth Facilities Service Contract Revenue Bonds,
              Series 2002A, 5.500%, 1/01/17 (Mandatory put 1/01/11)

       7,500 The Port Authority of New York and New Jersey, Special       10/06 at 102.00       N/R       7,732,050
              Project Bonds, Series 4, KIAC Partners Project, 6.750%,
              10/01/19 (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------
             North Carolina - 0.4%

       1,299 Woodfin Treatment Facility, Inc., North Carolina,            12/03 at 102.00       N/R       1,332,433
              Proportionate Interest Certificates, 6.750%, 12/01/13
-------------------------------------------------------------------------------------------------------------------
             Ohio - 2.1%

       1,350 County of Columbiana, Ohio, County Jail Facilities           12/04 at 102.00     AA***       1,493,127
              Construction Bonds, General Obligation - Unlimited Tax,
              6.700%, 12/01/24 (Pre-refunded to 12/01/04) - RAAI Insured

       2,000 County of Cuyahoga, Ohio, Hospital Revenue Bonds, Meridia     8/05 at 102.00       AAA       2,255,780
              Health System, Series 1995, 6.250%, 8/15/24 (Pre-refunded
              to 8/15/05)

       1,750 County of Miami, Ohio, Hospital Facilities Revenue            5/06 at 102.00      BBB+       1,798,388
              Refunding and Improvement Bonds, Series 1996A, Upper
              Valley Medical Center, 6.375%, 5/15/26

       1,750 Ohio Higher Educational Facilities Commission, Revenue       12/03 at 102.00       AAA       1,841,210
              Bonds, University of Dayton Project, Series 1992, 6.600%,
              12/01/17 (Pre-refunded to 12/01/03) - FGIC Insured
-------------------------------------------------------------------------------------------------------------------
             Oklahoma - 2.2%

       3,150 Edmond Economic Development Authority, Oklahoma, Student     12/08 at 102.00      Baa3       2,893,244
              Housing Revenue Bonds, Collegiate Housing Foundation -
              Edmond Project, Series 1998A, 5.500%, 12/01/28

       8,250 Trustees of the Tulsa Municipal Airport Trust, Oklahoma,     12/08 at 100.00       CCC       4,663,478
              Revenue Bonds, Refunding Series 2001B, American Airlines,
              Inc, 5.650%, 12/01/35 (Alternative Minimum Tax) (Mandatory
              put 12/01/08)
-------------------------------------------------------------------------------------------------------------------
             Pennsylvania - 4.4%

       1,000 Allegheny County, Pennsylvania, Hospital Development         11/10 at 102.00       AAA       1,192,320
              Authority, Health System Insured Revenue Bonds, Series
              2000A, West Penn Allegheny Health System, 6.500%, 11/15/30
              - MBIA Insured

       2,500 Allegheny County Higher Education Building Authority,         2/06 at 102.00      Baa3       2,640,800
              Commonwealth of Pennsylvania, College Revenue Bonds,
              Series A of 1996, Robert Morris College, 6.400%, 2/15/14

----
25

Portfolio of Investments
NUVEEN ALL-AMERICAN MUNICIPAL BOND FUND (continued)
April 30, 2003

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             Pennsylvania (continued)

    $  5,935 Delaware River Port Authority, States of Pennsylvania and     1/08 at 100.00       AAA $     8,428,472
              New Jersey, Revenue Bonds, Drivers Series 144, 14.180%,
              1/01/10 (IF)

         480 Falls Township Hospital Authority, Pennsylvania, Refunding    8/03 at 101.00       AAA         509,760
              Revenue Bonds, The Delaware Valley Medical Center Project,
              FHA-Insured Mortgage, Series 1992, 7.000%, 8/01/22

       1,000 Latrobe Industrial Development Authority, Commonwealth of     5/04 at 102.00       AAA       1,076,210
              Pennsylvania, College Revenue Bonds, Saint Vincent College
              Project, Series 1994, 6.750%, 5/01/24 (Pre-refunded to
              5/01/04)

             City of Philadelphia, Pennsylvania, Gas Works Revenue
              Bonds, Fourteenth Series:
         550  6.375%, 7/01/26 (Pre-refunded to 7/01/03)                    7/03 at 102.00       Aaa         565,868
       1,150  6.375%, 7/01/26 (Pre-refunded to 7/01/03)                    7/03 at 102.00    BBB***       1,183,178
-------------------------------------------------------------------------------------------------------------------
             Puerto Rico - 0.1%

         100 Commonwealth of Puerto Rico, Public Improvement Bonds of      7/04 at 101.50       AAA         107,755
              1994, General Obligation Bonds, 6.500%, 7/01/23
              (Pre-refunded to 7/01/04)

         165 Puerto Rico Electric Power Authority, Power Revenue Bonds,    7/04 at 102.00       AAA         178,372
              Series T, 6.375%, 7/01/24 (Pre-refunded to 7/01/04)
-------------------------------------------------------------------------------------------------------------------
             South Carolina - 4.3%

             School District of Berkeley County, South Carolina,
             Certificates of Participation, Series 1994:
         250  6.250%, 2/01/12 (Pre-refunded to 2/01/04) - AMBAC Insured    2/04 at 102.00       AAA         264,647
       2,225  6.300%, 2/01/16 (Pre-refunded to 2/01/04) - AMBAC Insured    2/04 at 102.00       AAA       2,356,208

             Charleston County, South Carolina, Charleston Public
             Facilities Corporation, Certificates of Participation,
             Series 1994B:
         240  6.875%, 6/01/14 (Pre-refunded to 6/01/04) - MBIA Insured     6/04 at 102.00       AAA         259,658
          10  6.875%, 6/01/14 - MBIA Insured                               6/04 at 102.00       AAA          10,778

         400 Board of Trustees of Coastal Carolina University, South       6/04 at 102.00       AAA         430,708
              Carolina, Revenue Bonds, Series 1994, 6.800%, 6/01/19 -
              MBIA Insured

         200 Greenville Hospital System, Board of Trustees, South            No Opt. Call        AA         234,728
              Carolina, Hospital Facilities Revenue Bonds, Series 1990,
              6.000%, 5/01/20

             Greenwood County, South Carolina, Hospital Revenue Bonds,
             Self Memorial Hospital, Series 2001:
       2,500  5.500%, 10/01/26                                            10/11 at 100.00        A+       2,536,025
       3,250  5.500%, 10/01/31                                            10/11 at 100.00        A+       3,283,638

         300 South Carolina Regional Housing Development Corporation No    7/03 at 101.00       Aa2         304,590
              1, Multifamily Revenue Refunding Bonds, Redwood Village
              Apartments, Series A, 6.625%, 7/01/17

         500 South Carolina State Education Assistance Authority,          9/04 at 101.00         A         520,270
              Guaranteed Student Loan Revenue and Refunding Bonds, 1994
              Series, 6.300%, 9/01/08 (Alternative Minimum Tax)

         160 South Carolina State Housing Authority, Homeownership         7/04 at 102.00        AA         168,080
              Mortgage Purchase Bonds, Series A, 6.150%, 7/01/08

         150 South Carolina State Housing Finance and Development          5/06 at 102.00       Aa2         154,982
              Authority, Mortgage Revenue Bonds, Series 1996A, 6.350%,
              7/01/25 (Alternative Minimum Tax)

       1,000 South Carolina Housing Finance and Development Authority,     6/05 at 102.00      BBB-       1,030,910
              Multifamily Housing Mortgage Revenue Bonds, United
              Dominion - Hunting Ridge Apartments Project, Series 1995,
              6.750%, 6/01/25 (Alternative Minimum Tax) (Mandatory put
              6/01/10)

       1,250 South Carolina Housing Finance and Development Authority,    12/05 at 102.00       AA-       1,323,025
              Multifamily Housing Revenue Refunding Bonds, Runaway Bay
              Apartments Project, Series 1995, 6.125%, 12/01/15

       2,000 York County, South Carolina, Water and Sewer System Revenue  12/03 at 102.00       N/R       2,041,940
              Bonds, Series 1995, 6.500%, 12/01/25
-------------------------------------------------------------------------------------------------------------------
             South Dakota - 2.2%

       6,000 Education Loans Incorporated, South Dakota, Tax-Exempt        6/08 at 102.00        A2       6,209,400
              Fixed Rate Student Loan Asset-Backed Callable Notes,
              Subordinate Series 1998-1K, 5.600%, 6/01/20 (Alternative
              Minimum Tax)

       1,550 South Dakota Housing Development Authority Homeownership      5/07 at 102.00       AAA       1,604,529
              Mortgage Bonds, 1997 Series F, 5.800%, 5/01/28
              (Alternative Minimum Tax)

----
26

   Principal                                                                Optional Call                         Market
Amount (000) Description                                                      Provisions* Ratings**                Value
------------------------------------------------------------------------------------------------------------------------
             Tennessee - 5.8%

    $  2,435 Knox County Health, Educational, and Housing Facilities       4/12 at 101.00      Baa2      $     2,536,905
              Board, Tennessee, Hospital Facilities Revenue Bonds,
              Baptist Health System of East Tennessee, Series 2002,
              6.375%, 4/15/22

       6,975 Memphis-Shelby County Airport Authority, Tennessee, Airport   3/10 at 101.00       AAA            7,616,421
              Revenue Bonds, Series 1999D, 6.000%, 3/01/24 (Alternative
              Minimum Tax) - AMBAC Insured

             Health, Educational, and Housing Facilities Board of Shelby
             County, Tennessee, ICF/MR Revenue Bonds, Open Arms
             Developmental Centers, Series 1992A:
         970  9.750%, 8/01/19 (Pre-refunded to 8/01/07)                    8/07 at 105.00    N/R***            1,262,610
         985  9.750%, 8/01/19 (Pre-refunded to 8/01/07)                    8/07 at 105.00    N/R***            1,282,667

       5,400 Health, Educational, and Housing Facilities Board of Shelby   7/09 at 102.00        AA            5,535,864
              County, Tennessee, Revenue Bonds,St. Jude's Children's
              Research, Series 1999, 5.375%, 7/01/29

         600 Industrial Development Board of the City of South Fulton,    10/05 at 102.00      Baa3              617,910
              Tennessee, Industrial Development Revenue Bonds, Tyson
              Foods, Inc. Project, Series 1995, 6.350%, 10/01/15
              (Alternative Minimum Tax)

       1,500 Wilson County, Tennessee, Certificates of Participation,      6/04 at 102.00     A2***            1,617,150
              Wilson County Educational Facilities Corporation, Series
              1994, 6.250%, 6/30/15 (Pre-refunded to 6/30/04)
------------------------------------------------------------------------------------------------------------------------
             Texas - 11.2%

       5,000 Brazos River Authority, Texas, Pollution Control Revenue        No Opt. Call       BBB            4,882,000
              Refunding Bonds, TXU Electric Company Project, Series
              2001C, 5.750%, 5/01/36 (Alternative Minimum Tax)
              (Mandatory put 11/01/11)

             Gregg County Health Facilities Development Corporation,
             Texas, Hospital Revenue Bonds, Good Shepherd Medical Center
             Project, Series 2000:
       3,250  6.375%, 10/01/25 - RAAI Insured                             10/10 at 101.00        AA            3,672,435
       3,000  6.375%, 10/01/29 - RAAI Insured                             10/10 at 101.00        AA            3,399,300

       3,400 Gulf Coast Industrial Development Authority, Texas, Waste     6/08 at 102.00       BBB            3,053,132
              Disposal Revenue Bonds, Valero Refining and Marketing
              Company Project, Series 1997, 5.600%, 12/01/31
              (Alternative Minimum Tax)

       5,250 Harlingen Consolidated Independent School District, Cameron   8/09 at 100.00       AAA            5,659,658
              County, Texas, Unlimited Tax School Building Bonds, Series
              1999, 5.500%, 8/15/26

       5,000 Katy Independent School District, Counties of Harris, Fort    2/12 at 100.00       AAA            5,107,000
              Bend and Waller, Texas, General Obligation Bonds, Series
              2002A, 5.000%, 2/15/27

       2,895 Port of Bay City Authority of Matagorda County, Texas,        5/06 at 102.00       BBB            2,907,970
              Revenue Bonds, Hoechst Celanese Corporation Project,
              Series 1996, 6.500%, 5/01/26 (Alternative Minimum Tax)

       3,150 Sam Rayburn Municipal Power Agency, Texas, Power Supply      10/12 at 100.00      Baa2            3,197,093
              System Revenue Refunding Bonds, Series 2002A, 6.000%,
              10/01/21

       4,000 Tarrant County, Texas, Health Facilities Development         11/10 at 101.00        A-            4,322,320
              Corporation, Hospital Revenue Bonds, Series 2000,
              Adventist Health System/Sunbelt Obligated Group, 6.700%,
              11/15/30

       3,020 Tom Green County, Texas, Health Facilities Development        5/11 at 101.00      Baa3            3,182,476
              Corporation, Hospital Revenue Bonds, Shannon Health System
              Project, Series 2001, 6.750%, 5/15/21
------------------------------------------------------------------------------------------------------------------------
             Utah - 0.5%

       2,000 Carbon County, Utah, Solid Waste Disposal Refunding Revenue   2/05 at 102.00       BB-            1,925,120
              Bonds, Series 1995, Laidlaw/ ECDC Project, Guaranteed by
              Allied Waste Industries, 7.500%, 2/01/10 (Alternative
              Minimum Tax)
------------------------------------------------------------------------------------------------------------------------
             Virginia - 1.3%

       3,000 Prince William County Park Authority, Virginia, Park         10/09 at 101.00        A3            3,179,610
              Facilities Revenue Refunding and Improvement Bonds, Series
              1999, 6.000%, 10/15/28

       1,250 Southeastern Public Service Authority of Virginia, Senior     7/03 at 102.00        A-            1,277,213
              Revenue Bonds, Series 1993, Regional Solid Waste System,
              6.000%, 7/01/13 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------
             Washington - 5.1%

       2,835 Public Utility District No. 1 of Chelan County, Washington,   7/12 at 100.00       AAA            2,877,865
              Chelan Hydro Consolidated System Revenue Bonds, Series
              2002B, 5.250%, 7/01/37 (Alternative Minimum Tax) - AMBAC
              Insured

----
27

Portfolio of Investments
NUVEEN ALL-AMERICAN MUNICIPAL BOND FUND (continued)
April 30, 2003

   Principal                                                               Optional Call                    Market
Amount (000) Description                                                     Provisions* Ratings**           Value
------------------------------------------------------------------------------------------------------------------
             Washington (continued)

    $  2,405 Franklin County Public Utility District No. 1, Washington,   9/12 at 100.00       AAA $     2,678,088
              Electric Revenue Bonds, Series 2002 Refunding, 5.625%,
              9/01/20 - MBIA Insured

       5,000 Port of Seattle, Washington, Special Facility Revenue        3/10 at 101.00       AAA       5,487,600
              Bonds, Terminal 18 Project, Series 1999B, 6.000%, 9/01/20
              (Alternative Minimum Tax) - MBIA Insured

       5,500 Tobacco Settlement Authority, Washington, Tobacco            6/13 at 100.00        A-       4,985,915
              Settlement Asset-Backed Revenue Bonds, Series 2002,
              6.500%, 6/01/26

       1,920 Washington Healthcare Facilities Authority, Revenue Bonds,   1/11 at 102.00       Aa3       2,003,002
              Series 2001, Sea-Mar Community Health Center, 5.750%,
              1/01/26
------------------------------------------------------------------------------------------------------------------
             Wisconsin - 2.0%

       3,000 Badger Tobacco Asset Securitization Corporation, Wisconsin,  6/12 at 100.00        A-       2,701,080
              Tobacco Settlement Asset-Backed Bonds, Series 2002,
              6.125%, 6/01/27

       3,500 Madison, Wisconsin, Industrial Development Revenue           4/12 at 100.00       AA-       3,645,703
              Refunding Bonds, Madison Gas & Electric Company Projects,
              Series 2002A, 5.875%, 10/01/34 (Alternative Minimum Tax)

         775 Wisconsin Health and Educational Facilities Authority,       2/12 at 101.00       AAA         799,630
              Revenue Bonds, Ministry Health Care Inc., Series 2002A,
              5.125%, 2/15/22 - MBIA Insured
------------------------------------------------------------------------------------------------------------------
  $  329,524 Total Long-Term Investments (cost $324,307,719) - 97.4%                                   341,687,939
------------------------------------------------------------------------------------------------------------------
------------
             Short-Term Investments - 1.4%

       2,000 Idaho Health Facilities Authority, Variable Rate Demand                        VMIG-1       2,000,000
              Revenue Bonds, St. Luke's Regional Medical Center, Series
              1995, 1.350%, 5/01/22+

       1,000 Indiana Educational Facilities Authority, Educational                          VMIG-1       1,000,000
              Facilities Revenue Bonds, DePauw University Project,
              Series 2002, Variable Rate Demand Obligations, 1.350%,
              7/01/32+

       2,000 Health and Educational Facilities Authority of the State of                       A-1       2,000,000
              Missouri, Educational Facilities Revenue Bonds, Missouri
              Valley College, Series 2001, Variable Rate Demand
              Obligations, 1.400%, 10/01/31+
------------------------------------------------------------------------------------------------------------------
  $    5,000 Total Short-Term Investments (cost $5,000,000)                                              5,000,000
------------------------------------------------------------------------------------------------------------------
------------
             Total Investments (cost $329,307,719) - 98.8%                                             346,687,939

             ----------------------------------------------------------------------------------------------------
             Other Assets Less Liabilities - 1.2%                                                        4,369,105

             ----------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                     $   351,057,044

           ---------------------------------------------------------------------
           * Optional Call Provisions (not covered by the report of independent accountants): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
           ** Ratings (not covered by the report of independent accountants):
              Using the higher of Standard & Poor's or Moody's rating. ***Securities are backed by an escrow or trust containing sufficient
              U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
           N/RInvestment is not rated.
          (IF)Inverse floating rate security.
           + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

                                See accompanying notes to financial statements.

----
28

Portfolio of Investments
NUVEEN INSURED MUNICIPAL BOND FUND
April 30, 2003


   Principal
Amount (000) Description
-------------------------------------------------------------------------------------------------------------------
             Alabama - 5.1%

    $ 10,000 Alabama Incentives Financing Authority, Tax-Exempt Special Obligation Bonds, Series 1999-A,
              6.000%,10/01/29 - AMBAC Insured

       5,000 Houston County Health Care Authority, Alabama, Revenue Bonds, Series 2000, 6.125%, 10/01/25 -
              AMBAC Insured

       3,000 Madison, Alabama, General Obligation School Warrants, Series 1994, 6.250%, 2/01/19
              (Pre-refunded to 2/01/04) - MBIA Insured

             Montgomery, Alabama, General Obligation Warrants, Series 2003:
       1,465   5.250%, 5/01/20 - AMBAC Insured
       1,750   5.000%, 5/01/21 - AMBAC Insured

       2,860 Utilities Board of the City of Oneonta, Alabama, Utility Revenue Bonds, Series 1994, 6.900%, 11/01/24
              (Pre-refunded to 11/01/04) - CAP GTY/FSA

       9,000 University of Alabama at Birmingham, Hospital Revenue Bonds, Series 2000A, 5.875%, 9/01/31 -
              MBIA Insured

      12,255 Walker County, Alabama, General Obligation Warrants, Convertible Capital Appreciation Bonds,
              Series 2002, 0.000%, 2/01/32 - MBIA Insured

             West Morgan-East Lawrence Water Authority, Alabama, Water Revenue Bonds, Series 1994:
       2,200   6.800%, 8/15/19 (Pre-refunded to 8/15/04) - FSA Insured
       3,000   6.850%, 8/15/25 (Pre-refunded to 8/15/04) - FSA Insured
-------------------------------------------------------------------------------------------------------------------
             Alaska - 0.9%

       4,500 Alaska Industrial Development and Export Authority, Revolving Fund Bonds, Series 1997A,
              5.900%, 4/01/17 (Alternative Minimum Tax) - MBIA Insured

       3,290 Alaska Housing Finance Corporation, Mortgage Revenue Bonds, 1996 Series A, 6.000%, 12/01/15 -
              MBIA Insured
-------------------------------------------------------------------------------------------------------------------
             Arizona - 1.8%

       4,970 Industrial Development Authority of the City of Phoenix, Arizona, Multifamily Housing Revenue Bonds,
              Series 2001, GNMA Collateralized - Campaigne Place on Jackson Project, 5.800%, 6/20/41
              (Alternative Minimum Tax)

             Tempe Union High School District No. 213 of Maricopa County, Arizona, General Obligation Bonds,
             Series 1994:
       4,290   6.000%, 7/01/10 (Pre-refunded to 7/01/04) - FGIC Insured
       1,710   6.000%, 7/01/10 - FGIC Insured

       5,000 City of Tucson, Arizona, Water System Revenue Bonds, Series 1994-A (1996), 6.000%, 7/01/21
              (Pre-refunded to 7/01/06) - MBIA Insured
-------------------------------------------------------------------------------------------------------------------
             Arkansas - 0.1%

         500 Pulaski County Special School District, Arkansas, General Obligation Bonds, Series 2002A Refunding,
              5.000%, 2/01/21 - AMBAC Insured
-------------------------------------------------------------------------------------------------------------------
             California - 4.9%

         600 California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 1999L, 0.000%, 2/01/18
              (Alternative Minimum Tax) - MBIA Insured

       5,000 Department of Veterans Affairs, California, Home Purchase Revenue Bonds, Series 2002A,
              5.350%, 12/01/27 (Alternative Minimum Tax) - AMBAC Insured

       5,000 City of Los Angeles, California, Multifamily Housing Revenue Bonds, GNMA Mortgage-Backed
              Securities Program, Park Plaza West Senior Apartments Project, Series 2001B, 5.500%, 1/20/43
              (Alternative Minimum Tax)

       8,000 City of Oakland, California, Insured Revenue Bonds, 1800 Harrison Foundation - Kaiser Permanente,
              Series 1999A, 6.000%, 1/01/29 - AMBAC Insured

      13,750 Ontario Redevelopment Financing Authority, San Bernardino County, California, 1993 Revenue Bonds,
              Ontario Redevelopment Project No. 1, 5.800%, 8/01/23 - MBIA Insured

                                                                                                        Optional Call
Description                                                                                               Provisions* Ratings**
--------------------------------------------------------------------------------------------------------------------------------
Alabama - 5.1%

Alabama Incentives Financing Authority, Tax-Exempt Special Obligation Bonds, Series 1999-A,           10/09 at 102.00       AAA
 6.000%,10/01/29 - AMBAC Insured

Houston County Health Care Authority, Alabama, Revenue Bonds, Series 2000, 6.125%, 10/01/25 -         10/09 at 101.00       Aaa
 AMBAC Insured

Madison, Alabama, General Obligation School Warrants, Series 1994, 6.250%, 2/01/19                     2/04 at 102.00       AAA
 (Pre-refunded to 2/01/04) - MBIA Insured

Montgomery, Alabama, General Obligation Warrants, Series 2003:
  5.250%, 5/01/20 - AMBAC Insured                                                                      5/12 at 101.00       AAA
  5.000%, 5/01/21 - AMBAC Insured                                                                      5/12 at 101.00       AAA

Utilities Board of the City of Oneonta, Alabama, Utility Revenue Bonds, Series 1994, 6.900%, 11/01/24 11/04 at 102.00       AAA
 (Pre-refunded to 11/01/04) - CAP GTY/FSA

University of Alabama at Birmingham, Hospital Revenue Bonds, Series 2000A, 5.875%, 9/01/31 -           9/10 at 101.00       AAA
 MBIA Insured

Walker County, Alabama, General Obligation Warrants, Convertible Capital Appreciation Bonds,            8/12 at 77.49       AAA
 Series 2002, 0.000%, 2/01/32 - MBIA Insured

West Morgan-East Lawrence Water Authority, Alabama, Water Revenue Bonds, Series 1994:
  6.800%, 8/15/19 (Pre-refunded to 8/15/04) - FSA Insured                                              8/04 at 102.00       AAA
  6.850%, 8/15/25 (Pre-refunded to 8/15/04) - FSA Insured                                              8/04 at 102.00       AAA
--------------------------------------------------------------------------------------------------------------------------------
Alaska - 0.9%

Alaska Industrial Development and Export Authority, Revolving Fund Bonds, Series 1997A,                4/07 at 102.00       AAA
 5.900%, 4/01/17 (Alternative Minimum Tax) - MBIA Insured

Alaska Housing Finance Corporation, Mortgage Revenue Bonds, 1996 Series A, 6.000%, 12/01/15 -          6/06 at 102.00       AAA
 MBIA Insured
--------------------------------------------------------------------------------------------------------------------------------
Arizona - 1.8%

Industrial Development Authority of the City of Phoenix, Arizona, Multifamily Housing Revenue Bonds,   6/11 at 102.00       Aaa
 Series 2001, GNMA Collateralized - Campaigne Place on Jackson Project, 5.800%, 6/20/41
 (Alternative Minimum Tax)

Tempe Union High School District No. 213 of Maricopa County, Arizona, General Obligation Bonds,
Series 1994:
  6.000%, 7/01/10 (Pre-refunded to 7/01/04) - FGIC Insured                                             7/04 at 101.00       AAA
  6.000%, 7/01/10 - FGIC Insured                                                                       7/04 at 101.00       AAA

City of Tucson, Arizona, Water System Revenue Bonds, Series 1994-A (1996), 6.000%, 7/01/21             7/06 at 101.00       AAA
 (Pre-refunded to 7/01/06) - MBIA Insured
--------------------------------------------------------------------------------------------------------------------------------
Arkansas - 0.1%

Pulaski County Special School District, Arkansas, General Obligation Bonds, Series 2002A Refunding,    2/08 at 100.00       AAA
 5.000%, 2/01/21 - AMBAC Insured
--------------------------------------------------------------------------------------------------------------------------------
California - 4.9%

California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 1999L, 0.000%, 2/01/18           8/09 at 59.51       AAA
 (Alternative Minimum Tax) - MBIA Insured

Department of Veterans Affairs, California, Home Purchase Revenue Bonds, Series 2002A,                 6/12 at 101.00       AAA
 5.350%, 12/01/27 (Alternative Minimum Tax) - AMBAC Insured

City of Los Angeles, California, Multifamily Housing Revenue Bonds, GNMA Mortgage-Backed               7/11 at 102.00       AAA
 Securities Program, Park Plaza West Senior Apartments Project, Series 2001B, 5.500%, 1/20/43
 (Alternative Minimum Tax)

City of Oakland, California, Insured Revenue Bonds, 1800 Harrison Foundation - Kaiser Permanente,      1/10 at 100.00       AAA
 Series 1999A, 6.000%, 1/01/29 - AMBAC Insured

Ontario Redevelopment Financing Authority, San Bernardino County, California, 1993 Revenue Bonds,      8/03 at 102.00       AAA
 Ontario Redevelopment Project No. 1, 5.800%, 8/01/23 - MBIA Insured

                                                                                                              Market
Description                                                                                                    Value
--------------------------------------------------------------------------------------------------------------------
Alabama - 5.1%

Alabama Incentives Financing Authority, Tax-Exempt Special Obligation Bonds, Series 1999-A,           $   11,582,800
 6.000%,10/01/29 - AMBAC Insured

Houston County Health Care Authority, Alabama, Revenue Bonds, Series 2000, 6.125%, 10/01/25 -              5,678,650
 AMBAC Insured

Madison, Alabama, General Obligation School Warrants, Series 1994, 6.250%, 2/01/19                         3,175,770
 (Pre-refunded to 2/01/04) - MBIA Insured

Montgomery, Alabama, General Obligation Warrants, Series 2003:
  5.250%, 5/01/20 - AMBAC Insured                                                                          1,582,742
  5.000%, 5/01/21 - AMBAC Insured                                                                          1,839,285

Utilities Board of the City of Oneonta, Alabama, Utility Revenue Bonds, Series 1994, 6.900%, 11/01/24      3,159,385
 (Pre-refunded to 11/01/04) - CAP GTY/FSA

University of Alabama at Birmingham, Hospital Revenue Bonds, Series 2000A, 5.875%, 9/01/31 -               9,803,790
 MBIA Insured

Walker County, Alabama, General Obligation Warrants, Convertible Capital Appreciation Bonds,               5,866,714
 Series 2002, 0.000%, 2/01/32 - MBIA Insured

West Morgan-East Lawrence Water Authority, Alabama, Water Revenue Bonds, Series 1994:
  6.800%, 8/15/19 (Pre-refunded to 8/15/04) - FSA Insured                                                  2,402,840
  6.850%, 8/15/25 (Pre-refunded to 8/15/04) - FSA Insured                                                  3,278,520
--------------------------------------------------------------------------------------------------------------------
Alaska - 0.9%

Alaska Industrial Development and Export Authority, Revolving Fund Bonds, Series 1997A,                    5,006,610
 5.900%, 4/01/17 (Alternative Minimum Tax) - MBIA Insured

Alaska Housing Finance Corporation, Mortgage Revenue Bonds, 1996 Series A, 6.000%, 12/01/15 -              3,361,656
 MBIA Insured
--------------------------------------------------------------------------------------------------------------------
Arizona - 1.8%

Industrial Development Authority of the City of Phoenix, Arizona, Multifamily Housing Revenue Bonds,       5,394,488
 Series 2001, GNMA Collateralized - Campaigne Place on Jackson Project, 5.800%, 6/20/41
 (Alternative Minimum Tax)

Tempe Union High School District No. 213 of Maricopa County, Arizona, General Obligation Bonds,
Series 1994:
  6.000%, 7/01/10 (Pre-refunded to 7/01/04) - FGIC Insured                                                 4,575,585
  6.000%, 7/01/10 - FGIC Insured                                                                           1,820,192

City of Tucson, Arizona, Water System Revenue Bonds, Series 1994-A (1996), 6.000%, 7/01/21                 5,712,100
 (Pre-refunded to 7/01/06) - MBIA Insured
--------------------------------------------------------------------------------------------------------------------
Arkansas - 0.1%

Pulaski County Special School District, Arkansas, General Obligation Bonds, Series 2002A Refunding,          515,195
 5.000%, 2/01/21 - AMBAC Insured
--------------------------------------------------------------------------------------------------------------------
California - 4.9%

California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 1999L, 0.000%, 2/01/18                255,732
 (Alternative Minimum Tax) - MBIA Insured

Department of Veterans Affairs, California, Home Purchase Revenue Bonds, Series 2002A,                     5,232,700
 5.350%, 12/01/27 (Alternative Minimum Tax) - AMBAC Insured

City of Los Angeles, California, Multifamily Housing Revenue Bonds, GNMA Mortgage-Backed                   5,255,000
 Securities Program, Park Plaza West Senior Apartments Project, Series 2001B, 5.500%, 1/20/43
 (Alternative Minimum Tax)

City of Oakland, California, Insured Revenue Bonds, 1800 Harrison Foundation - Kaiser Permanente,          9,223,200
 Series 1999A, 6.000%, 1/01/29 - AMBAC Insured

Ontario Redevelopment Financing Authority, San Bernardino County, California, 1993 Revenue Bonds,         14,165,663
 Ontario Redevelopment Project No. 1, 5.800%, 8/01/23 - MBIA Insured

----
29

Portfolio of Investments
NUVEEN INSURED MUNICIPAL BOND FUND (continued)
April 30, 2003

   Principal
Amount (000) Description
----------------------------------------------------------------------------------------------------------------------
             California (continued)

    $  5,295 County of Riverside, California, Certificates of Participation, 1994 Desert Justice Facility Project,
              6.000%, 12/01/12 (Pre-refunded to 12/01/04) - MBIA Insured

       6,995 Airports Commission of the City and County of San Francisco, California, San Francisco International
              Airport, Second Series Revenue Refunding Bonds, Issue 27A, 5.250%, 5/01/31
              (Alternative Minimum Tax) - MBIA Insured
----------------------------------------------------------------------------------------------------------------------
             Colorado - 2.7%

             City of Broomfield, Colorado, Master Facilities Lease Purchase Agreement, Certificates of Participation,
             Series 1999, City and County of Broomfield Building Corporation:
       5,030   5.875%, 12/01/19 - AMBAC Insured
       5,000   6.000%, 12/01/29 - AMBAC Insured

      10,000 Colorado Health Facilities Authority, Hospital Improvement Revenue Bonds, NCMC, Inc. Project,
              Series 1999, 5.750%, 5/15/24 - FSA Insured

       3,750 E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, 2000 Series B, 0.000%, 9/01/17 -
              MBIA Insured

       1,100 El Paso County, Colorado, Mortgage Revenue Bonds, Stetson Meadows Project, GNMA Collateral,
              Series 2002A, 5.100%, 12/20/22 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------------
             District of Columbia - 0.9%

       4,050 Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, 2002 Series A,
              5.250%, 10/01/32 (Alternative Minimum Tax) - FGIC Insured

       4,000 District of Columbia, General Obligation Bonds, Series 1994B, 6.100%, 6/01/11
              (Pre-refunded to 6/01/04) - MBIA Insured
----------------------------------------------------------------------------------------------------------------------
             Florida - 4.2%

             Development Authority of Marietta, Florida, First Mortgage Revenue Bonds, Life College, Inc.,
             Series 1995A:
       3,020   5.950%, 9/01/19 - CAP GTY/FSA
       6,180   6.250%, 9/01/25 - CAP GTY/FSA

       4,315 Florida Housing Finance Corporation Homeowner Mortgage Revenue Bonds, 2000 Series 4,
              6.250%, 7/01/22 (Alternative Minimum Tax) - FSA Insured

       3,930 Florida Housing Finance Corporation, Housing Revenue Bonds, Series N-1, Sundance Pointe
              Apartments, 6.050%, 2/01/41 (Alternative Minimum Tax) - FSA Insured

       5,980 Miami-Dade County Housing Finance Authority, Florida, Multifamily Revenue Bonds, Sunset Bay
              Apartments Project, Series 2000-5A, 6.050%, 1/01/41 (Alternative Minimum Tax) - FSA Insured

             Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2002:
       3,500   5.250%, 10/01/22 (Alternative Minimum Tax) - FGIC Insured
       6,350   5.375%, 10/01/27 (Alternative Minimum Tax) - FGIC Insured

             Housing Finance Authority of Palm Beach County, Florida, Multifamily Housing Revenue Bonds,
             Series 2001A, Pinnacle Palms Apartments Project:
         970   5.550%, 7/01/21 (Alternative Minimum Tax) - FSA Insured
       2,505   5.750%, 7/01/37 (Alternative Minimum Tax) - FSA Insured
----------------------------------------------------------------------------------------------------------------------
             Georgia - 0.6%

       5,000 Development Authority of Appling County, Georgia, Pollution Control Revenue Bonds, Oglethorpe Power
              Corporation Hatch Project, Series 1994, 7.150%, 1/01/21 - MBIA Insured
----------------------------------------------------------------------------------------------------------------------
             Hawaii - 0.4%

       3,300 State of Hawaii, General Obligation Bonds, ROL-SER II-R-153, 13.510%, 2/01/21 (IF) - FSA Insured
----------------------------------------------------------------------------------------------------------------------
             Illinois - 13.9%

      25,000 City of Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 1996B,
              5.125%, 1/01/25 - FGIC Insured

       9,590 Chicago School Reform Board of Trustees of the Board of Education of the City of Chicago, Illinois,
              Unlimited Tax General Obligation Bonds, Series 1996, 5.800%, 12/01/17 - AMBAC Insured

                                                                                                           Optional Call
Description                                                                                                  Provisions*
-------------------------------------------------------------------------------------------------------------------------
California (continued)

County of Riverside, California, Certificates of Participation, 1994 Desert Justice Facility Project,    12/04 at 101.00
 6.000%, 12/01/12 (Pre-refunded to 12/01/04) - MBIA Insured

Airports Commission of the City and County of San Francisco, California, San Francisco International      5/11 at 100.00
 Airport, Second Series Revenue Refunding Bonds, Issue 27A, 5.250%, 5/01/31
 (Alternative Minimum Tax) - MBIA Insured
-------------------------------------------------------------------------------------------------------------------------
Colorado - 2.7%

City of Broomfield, Colorado, Master Facilities Lease Purchase Agreement, Certificates of Participation,
Series 1999, City and County of Broomfield Building Corporation:
  5.875%, 12/01/19 - AMBAC Insured                                                                       12/09 at 100.00
  6.000%, 12/01/29 - AMBAC Insured                                                                       12/09 at 100.00

Colorado Health Facilities Authority, Hospital Improvement Revenue Bonds, NCMC, Inc. Project,             5/09 at 101.00
 Series 1999, 5.750%, 5/15/24 - FSA Insured

E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, 2000 Series B, 0.000%, 9/01/17 -           9/10 at 65.63
 MBIA Insured

El Paso County, Colorado, Mortgage Revenue Bonds, Stetson Meadows Project, GNMA Collateral,              12/12 at 100.00
 Series 2002A, 5.100%, 12/20/22 (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------------
District of Columbia - 0.9%

Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, 2002 Series A,            10/12 at 100.00
 5.250%, 10/01/32 (Alternative Minimum Tax) - FGIC Insured

District of Columbia, General Obligation Bonds, Series 1994B, 6.100%, 6/01/11                             6/04 at 102.00
 (Pre-refunded to 6/01/04) - MBIA Insured
-------------------------------------------------------------------------------------------------------------------------
Florida - 4.2%

Development Authority of Marietta, Florida, First Mortgage Revenue Bonds, Life College, Inc.,
Series 1995A:
  5.950%, 9/01/19 - CAP GTY/FSA                                                                           9/05 at 102.00
  6.250%, 9/01/25 - CAP GTY/FSA                                                                           9/05 at 102.00

Florida Housing Finance Corporation Homeowner Mortgage Revenue Bonds, 2000 Series 4,                      1/10 at 100.00
 6.250%, 7/01/22 (Alternative Minimum Tax) - FSA Insured

Florida Housing Finance Corporation, Housing Revenue Bonds, Series N-1, Sundance Pointe                   8/10 at 100.00
 Apartments, 6.050%, 2/01/41 (Alternative Minimum Tax) - FSA Insured

Miami-Dade County Housing Finance Authority, Florida, Multifamily Revenue Bonds, Sunset Bay               1/11 at 102.00
 Apartments Project, Series 2000-5A, 6.050%, 1/01/41 (Alternative Minimum Tax) - FSA Insured

Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2002:
  5.250%, 10/01/22 (Alternative Minimum Tax) - FGIC Insured                                              10/12 at 100.00
  5.375%, 10/01/27 (Alternative Minimum Tax) - FGIC Insured                                              10/12 at 100.00

Housing Finance Authority of Palm Beach County, Florida, Multifamily Housing Revenue Bonds,
Series 2001A, Pinnacle Palms Apartments Project:
  5.550%, 7/01/21 (Alternative Minimum Tax) - FSA Insured                                                 7/11 at 100.00
  5.750%, 7/01/37 (Alternative Minimum Tax) - FSA Insured                                                 7/11 at 100.00
-------------------------------------------------------------------------------------------------------------------------
Georgia - 0.6%

Development Authority of Appling County, Georgia, Pollution Control Revenue Bonds, Oglethorpe Power       1/04 at 101.00
 Corporation Hatch Project, Series 1994, 7.150%, 1/01/21 - MBIA Insured
-------------------------------------------------------------------------------------------------------------------------
Hawaii - 0.4%

State of Hawaii, General Obligation Bonds, ROL-SER II-R-153, 13.510%, 2/01/21 (IF) - FSA Insured          2/12 at 100.00
-------------------------------------------------------------------------------------------------------------------------
Illinois - 13.9%

City of Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 1996B,                  1/06 at 102.00
 5.125%, 1/01/25 - FGIC Insured

Chicago School Reform Board of Trustees of the Board of Education of the City of Chicago, Illinois,      12/07 at 102.00
 Unlimited Tax General Obligation Bonds, Series 1996, 5.800%, 12/01/17 - AMBAC Insured

Description                                                                                              Ratings**
-------------------------------------------------------------------------------------------------------------------
California (continued)

County of Riverside, California, Certificates of Participation, 1994 Desert Justice Facility Project,          AAA
 6.000%, 12/01/12 (Pre-refunded to 12/01/04) - MBIA Insured

Airports Commission of the City and County of San Francisco, California, San Francisco International           AAA
 Airport, Second Series Revenue Refunding Bonds, Issue 27A, 5.250%, 5/01/31
 (Alternative Minimum Tax) - MBIA Insured
-------------------------------------------------------------------------------------------------------------------
Colorado - 2.7%

City of Broomfield, Colorado, Master Facilities Lease Purchase Agreement, Certificates of Participation,
Series 1999, City and County of Broomfield Building Corporation:
  5.875%, 12/01/19 - AMBAC Insured                                                                             AAA
  6.000%, 12/01/29 - AMBAC Insured                                                                             AAA

Colorado Health Facilities Authority, Hospital Improvement Revenue Bonds, NCMC, Inc. Project,                  AAA
 Series 1999, 5.750%, 5/15/24 - FSA Insured

E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, 2000 Series B, 0.000%, 9/01/17 -               AAA
 MBIA Insured

El Paso County, Colorado, Mortgage Revenue Bonds, Stetson Meadows Project, GNMA Collateral,                    Aaa
 Series 2002A, 5.100%, 12/20/22 (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------
District of Columbia - 0.9%

Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, 2002 Series A,                  AAA
 5.250%, 10/01/32 (Alternative Minimum Tax) - FGIC Insured

District of Columbia, General Obligation Bonds, Series 1994B, 6.100%, 6/01/11                                  AAA
 (Pre-refunded to 6/01/04) - MBIA Insured
-------------------------------------------------------------------------------------------------------------------
Florida - 4.2%

Development Authority of Marietta, Florida, First Mortgage Revenue Bonds, Life College, Inc.,
Series 1995A:
  5.950%, 9/01/19 - CAP GTY/FSA                                                                                AAA
  6.250%, 9/01/25 - CAP GTY/FSA                                                                                AAA

Florida Housing Finance Corporation Homeowner Mortgage Revenue Bonds, 2000 Series 4,                           AAA
 6.250%, 7/01/22 (Alternative Minimum Tax) - FSA Insured

Florida Housing Finance Corporation, Housing Revenue Bonds, Series N-1, Sundance Pointe                        AAA
 Apartments, 6.050%, 2/01/41 (Alternative Minimum Tax) - FSA Insured

Miami-Dade County Housing Finance Authority, Florida, Multifamily Revenue Bonds, Sunset Bay                    AAA
 Apartments Project, Series 2000-5A, 6.050%, 1/01/41 (Alternative Minimum Tax) - FSA Insured

Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2002:
  5.250%, 10/01/22 (Alternative Minimum Tax) - FGIC Insured                                                    AAA
  5.375%, 10/01/27 (Alternative Minimum Tax) - FGIC Insured                                                    AAA

Housing Finance Authority of Palm Beach County, Florida, Multifamily Housing Revenue Bonds,
Series 2001A, Pinnacle Palms Apartments Project:
  5.550%, 7/01/21 (Alternative Minimum Tax) - FSA Insured                                                      AAA
  5.750%, 7/01/37 (Alternative Minimum Tax) - FSA Insured                                                      AAA
-------------------------------------------------------------------------------------------------------------------
Georgia - 0.6%

Development Authority of Appling County, Georgia, Pollution Control Revenue Bonds, Oglethorpe Power            AAA
 Corporation Hatch Project, Series 1994, 7.150%, 1/01/21 - MBIA Insured
-------------------------------------------------------------------------------------------------------------------
Hawaii - 0.4%

State of Hawaii, General Obligation Bonds, ROL-SER II-R-153, 13.510%, 2/01/21 (IF) - FSA Insured               AAA
-------------------------------------------------------------------------------------------------------------------
Illinois - 13.9%

City of Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 1996B,                       AAA
 5.125%, 1/01/25 - FGIC Insured

Chicago School Reform Board of Trustees of the Board of Education of the City of Chicago, Illinois,            AAA
 Unlimited Tax General Obligation Bonds, Series 1996, 5.800%, 12/01/17 - AMBAC Insured

                                                                                                                 Market
Description                                                                                                       Value
-----------------------------------------------------------------------------------------------------------------------
California (continued)

County of Riverside, California, Certificates of Participation, 1994 Desert Justice Facility Project,    $    5,751,270
 6.000%, 12/01/12 (Pre-refunded to 12/01/04) - MBIA Insured

Airports Commission of the City and County of San Francisco, California, San Francisco International          7,129,934
 Airport, Second Series Revenue Refunding Bonds, Issue 27A, 5.250%, 5/01/31
 (Alternative Minimum Tax) - MBIA Insured
-----------------------------------------------------------------------------------------------------------------------
Colorado - 2.7%

City of Broomfield, Colorado, Master Facilities Lease Purchase Agreement, Certificates of Participation,
Series 1999, City and County of Broomfield Building Corporation:
  5.875%, 12/01/19 - AMBAC Insured                                                                            5,806,381
  6.000%, 12/01/29 - AMBAC Insured                                                                            5,794,100

Colorado Health Facilities Authority, Hospital Improvement Revenue Bonds, NCMC, Inc. Project,                10,870,900
 Series 1999, 5.750%, 5/15/24 - FSA Insured

E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, 2000 Series B, 0.000%, 9/01/17 -              1,750,275
 MBIA Insured

El Paso County, Colorado, Mortgage Revenue Bonds, Stetson Meadows Project, GNMA Collateral,                   1,123,452
 Series 2002A, 5.100%, 12/20/22 (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------------------------
District of Columbia - 0.9%

Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, 2002 Series A,                 4,138,897
 5.250%, 10/01/32 (Alternative Minimum Tax) - FGIC Insured

District of Columbia, General Obligation Bonds, Series 1994B, 6.100%, 6/01/11                                 4,293,800
 (Pre-refunded to 6/01/04) - MBIA Insured
-----------------------------------------------------------------------------------------------------------------------
Florida - 4.2%

Development Authority of Marietta, Florida, First Mortgage Revenue Bonds, Life College, Inc.,
Series 1995A:
  5.950%, 9/01/19 - CAP GTY/FSA                                                                               3,357,364
  6.250%, 9/01/25 - CAP GTY/FSA                                                                               6,927,780

Florida Housing Finance Corporation Homeowner Mortgage Revenue Bonds, 2000 Series 4,                          4,670,685
 6.250%, 7/01/22 (Alternative Minimum Tax) - FSA Insured

Florida Housing Finance Corporation, Housing Revenue Bonds, Series N-1, Sundance Pointe                       4,256,308
 Apartments, 6.050%, 2/01/41 (Alternative Minimum Tax) - FSA Insured

Miami-Dade County Housing Finance Authority, Florida, Multifamily Revenue Bonds, Sunset Bay                   6,584,638
 Apartments Project, Series 2000-5A, 6.050%, 1/01/41 (Alternative Minimum Tax) - FSA Insured

Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2002:
  5.250%, 10/01/22 (Alternative Minimum Tax) - FGIC Insured                                                   3,646,370
  5.375%, 10/01/27 (Alternative Minimum Tax) - FGIC Insured                                                   6,563,995

Housing Finance Authority of Palm Beach County, Florida, Multifamily Housing Revenue Bonds,
Series 2001A, Pinnacle Palms Apartments Project:
  5.550%, 7/01/21 (Alternative Minimum Tax) - FSA Insured                                                     1,036,726
  5.750%, 7/01/37 (Alternative Minimum Tax) - FSA Insured                                                     2,686,813
-----------------------------------------------------------------------------------------------------------------------
Georgia - 0.6%

Development Authority of Appling County, Georgia, Pollution Control Revenue Bonds, Oglethorpe Power           5,236,500
 Corporation Hatch Project, Series 1994, 7.150%, 1/01/21 - MBIA Insured
-----------------------------------------------------------------------------------------------------------------------
Hawaii - 0.4%

State of Hawaii, General Obligation Bonds, ROL-SER II-R-153, 13.510%, 2/01/21 (IF) - FSA Insured              4,207,269
-----------------------------------------------------------------------------------------------------------------------
Illinois - 13.9%

City of Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 1996B,                     25,509,500
 5.125%, 1/01/25 - FGIC Insured

Chicago School Reform Board of Trustees of the Board of Education of the City of Chicago, Illinois,          11,042,693
 Unlimited Tax General Obligation Bonds, Series 1996, 5.800%, 12/01/17 - AMBAC Insured

----
30

   Principal
Amount (000) Description
---------------------------------------------------------------------------------------------------------------------
             Illinois (continued)

    $  9,000 City of Chicago, O'Hare International Airport, Illinois, General Airport Second Lien Revenue Refunding
              Bonds, 1999 Series, 5.500%, 1/01/18 (Alternative Minimum Tax) - AMBAC Insured

       3,000 City of Chicago, O'Hare International Airport, Illinois, General Airport Third Lien Revenue Refunding
              Bonds, Series 2002A, 5.750%, 1/01/19 (Alternative Minimum Tax) - MBIA Insured

      12,800 Public Building Commission of Chicago, Illinois, Building Revenue Bonds, Series A of 1993, Board of
              Education of the City of Chicago, 5.750%, 12/01/18 (Pre-refunded to 12/01/03) - MBIA Insured

       5,000 City of Chicago, Illinois, Second Lien Wastewater Transmission Revenue Bonds, Series 2001A,
              5.500%, 1/01/30 - MBIA Insured

             Town of Cicero, Cook County, Illinois, General Obligation Corporate Purpose Bonds, Series 1994A:
       3,610   6.400%, 12/01/14 (Pre-refunded to 12/01/04) - MBIA Insured
       2,930   6.400%, 12/01/14 - MBIA Insured

       2,500 Community College District No. 508, Cook County, Illinois, Certificates of Participation,
              8.750%, 1/01/07 - FGIC Insured

       2,370 Board of Governors of State Colleges and Universities, Illinois, Auxiliary Facilities System Revenue
              Bonds, Eastern Illinois University, Series 1994A, 6.375%, 4/01/16 (Pre-refunded to 4/01/04) -
              MBIA Insured

       6,500 Illinois Development Finance Authority, Revenue Bonds, Remarketed Series 1997A, Adventist Health
              System - Sunbelt Obligated Group, 5.875%, 11/15/20 - MBIA Insured

       1,945 Illinois Development Finance Authority, Local Government Program Revenue Bonds, City of O'Fallon
              Project, Series 2002, 5.250%, 1/01/24 - FGIC Insured

       1,455 Illinois Educational Facilities Authority, Revenue Refunding Bonds, Midwestern University,
              Series 1996B, 6.250%, 5/15/26 (Pre-refunded to 5/15/06) - CONNIE LEE Insured

       3,000 Illinois Health Facilities Authority, Revenue Bonds, Series 1994A, University of Chicago Hospitals
              Project, 6.125%, 8/15/24 (Pre-refunded to 8/15/04) - MBIA Insured

       4,000 Illinois Health Facilities Authority, Healthcare Facilities Revenue Bonds, Series 1995, Northwestern
              Medical Faculty Foundation, Inc., 6.500%, 11/15/15 (Pre-refunded to 11/15/04) - MBIA Insured

             Illinois Health Facilities Authority, Revenue Bonds, Community Provider Pooled Loan Program:
          61   7.900%, 8/15/03 - MBIA Insured
         458   7.900%, 8/15/03 - MBIA Insured

       5,000 State of Illinois, General Obligation Bonds, Series 1994, 5.875%, 8/01/19 (Pre-refunded to 8/01/04)

             State of Illinois, General Obligation Bonds, Series 1995:
       3,065   6.100%, 2/01/19 (Pre-refunded to 2/01/05) - MBIA Insured
       5,545   6.100%, 2/01/20 (Pre-refunded to 2/01/05) - MBIA Insured

       2,705 State of Illinois, General Obligation Bonds, Illinois FIRST, Series 2000, 5.400%,12/01/20 -
              MBIA Insured

       1,330 Aurora West Side School District No. 129, Kane County, Illinois, General Obligation Bonds, Series 2003,
              6.000%, 2/01/23 - FGIC Insured

       4,645 City of Monmouth, Warren County, Illinois, General Obligation Sewer Bonds, Series 1999B,
              0.000%, 12/01/29 (Pre-refunded to 12/01/09) - FGIC Insured

       4,000 Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois,
              General Obligation Refunding Bonds, Series 1993C, 5.850%, 6/01/23 (Pre-refunded to 6/01/03) -
              FGIC Insured

       8,000 University of Illinois, Certificates of Participation, Utility Infrastructure Projects, Series 2001A,
              5.000%, 8/15/21 - AMBAC Insured
---------------------------------------------------------------------------------------------------------------------
             Indiana - 7.8%

             Boone County, Indiana, Hospital Association Lease Revenue Bonds, Series 2001:
       3,190  5.500%, 1/15/21 - FGIC Insured
       8,605  5.500%, 1/15/26 - FGIC Insured

       4,000 Huntington Countywide School Building Corporation II, Indiana, First Mortgage Bonds, Series 2002,
              5.125%, 7/15/22 - MBIA Insured

                                                                                                          Optional Call
Description                                                                                                 Provisions*
------------------------------------------------------------------------------------------------------------------------
Illinois (continued)

City of Chicago, O'Hare International Airport, Illinois, General Airport Second Lien Revenue Refunding   1/10 at 101.00
 Bonds, 1999 Series, 5.500%, 1/01/18 (Alternative Minimum Tax) - AMBAC Insured

City of Chicago, O'Hare International Airport, Illinois, General Airport Third Lien Revenue Refunding    1/12 at 100.00
 Bonds, Series 2002A, 5.750%, 1/01/19 (Alternative Minimum Tax) - MBIA Insured

Public Building Commission of Chicago, Illinois, Building Revenue Bonds, Series A of 1993, Board of     12/03 at 102.00
 Education of the City of Chicago, 5.750%, 12/01/18 (Pre-refunded to 12/01/03) - MBIA Insured

City of Chicago, Illinois, Second Lien Wastewater Transmission Revenue Bonds, Series 2001A,                No Opt. Call
 5.500%, 1/01/30 - MBIA Insured

Town of Cicero, Cook County, Illinois, General Obligation Corporate Purpose Bonds, Series 1994A:
  6.400%, 12/01/14 (Pre-refunded to 12/01/04) - MBIA Insured                                            12/04 at 102.00
  6.400%, 12/01/14 - MBIA Insured                                                                       12/04 at 102.00

Community College District No. 508, Cook County, Illinois, Certificates of Participation,                  No Opt. Call
 8.750%, 1/01/07 - FGIC Insured

Board of Governors of State Colleges and Universities, Illinois, Auxiliary Facilities System Revenue     4/04 at 102.00
 Bonds, Eastern Illinois University, Series 1994A, 6.375%, 4/01/16 (Pre-refunded to 4/01/04) -
 MBIA Insured

Illinois Development Finance Authority, Revenue Bonds, Remarketed Series 1997A, Adventist Health        11/10 at 101.00
 System - Sunbelt Obligated Group, 5.875%, 11/15/20 - MBIA Insured

Illinois Development Finance Authority, Local Government Program Revenue Bonds, City of O'Fallon         1/12 at 100.00
 Project, Series 2002, 5.250%, 1/01/24 - FGIC Insured

Illinois Educational Facilities Authority, Revenue Refunding Bonds, Midwestern University,               5/06 at 102.00
 Series 1996B, 6.250%, 5/15/26 (Pre-refunded to 5/15/06) - CONNIE LEE Insured

Illinois Health Facilities Authority, Revenue Bonds, Series 1994A, University of Chicago Hospitals       8/04 at 102.00
 Project, 6.125%, 8/15/24 (Pre-refunded to 8/15/04) - MBIA Insured

Illinois Health Facilities Authority, Healthcare Facilities Revenue Bonds, Series 1995, Northwestern    11/04 at 102.00
 Medical Faculty Foundation, Inc., 6.500%, 11/15/15 (Pre-refunded to 11/15/04) - MBIA Insured

Illinois Health Facilities Authority, Revenue Bonds, Community Provider Pooled Loan Program:
  7.900%, 8/15/03 - MBIA Insured                                                                           No Opt. Call
  7.900%, 8/15/03 - MBIA Insured                                                                           No Opt. Call

State of Illinois, General Obligation Bonds, Series 1994, 5.875%, 8/01/19 (Pre-refunded to 8/01/04)      8/04 at 102.00

State of Illinois, General Obligation Bonds, Series 1995:
  6.100%, 2/01/19 (Pre-refunded to 2/01/05) - MBIA Insured                                               2/05 at 102.00
  6.100%, 2/01/20 (Pre-refunded to 2/01/05) - MBIA Insured                                               2/05 at 102.00

State of Illinois, General Obligation Bonds, Illinois FIRST, Series 2000, 5.400%,12/01/20 -             12/10 at 100.00
 MBIA Insured

Aurora West Side School District No. 129, Kane County, Illinois, General Obligation Bonds, Series 2003,  2/13 at 100.00
 6.000%, 2/01/23 - FGIC Insured

City of Monmouth, Warren County, Illinois, General Obligation Sewer Bonds, Series 1999B,                 12/09 at 26.76
 0.000%, 12/01/29 (Pre-refunded to 12/01/09) - FGIC Insured

Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois,        6/03 at 102.00
 General Obligation Refunding Bonds, Series 1993C, 5.850%, 6/01/23 (Pre-refunded to 6/01/03) -
 FGIC Insured

University of Illinois, Certificates of Participation, Utility Infrastructure Projects, Series 2001A,    8/11 at 100.00
 5.000%, 8/15/21 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------
Indiana - 7.8%

Boone County, Indiana, Hospital Association Lease Revenue Bonds, Series 2001:
 5.500%, 1/15/21 - FGIC Insured                                                                         7/11 at 100.00
 5.500%, 1/15/26 - FGIC Insured                                                                         7/11 at 100.00

Huntington Countywide School Building Corporation II, Indiana, First Mortgage Bonds, Series 2002,        7/12 at 100.00
 5.125%, 7/15/22 - MBIA Insured

                                                                                                                          Market
Description                                                                                             Ratings**          Value
--------------------------------------------------------------------------------------------------------------------------------
Illinois (continued)

City of Chicago, O'Hare International Airport, Illinois, General Airport Second Lien Revenue Refunding        AAA $    9,577,170
 Bonds, 1999 Series, 5.500%, 1/01/18 (Alternative Minimum Tax) - AMBAC Insured

City of Chicago, O'Hare International Airport, Illinois, General Airport Third Lien Revenue Refunding         AAA      3,274,410
 Bonds, Series 2002A, 5.750%, 1/01/19 (Alternative Minimum Tax) - MBIA Insured

Public Building Commission of Chicago, Illinois, Building Revenue Bonds, Series A of 1993, Board of           AAA     13,403,776
 Education of the City of Chicago, 5.750%, 12/01/18 (Pre-refunded to 12/01/03) - MBIA Insured

City of Chicago, Illinois, Second Lien Wastewater Transmission Revenue Bonds, Series 2001A,                   AAA      5,699,600
 5.500%, 1/01/30 - MBIA Insured

Town of Cicero, Cook County, Illinois, General Obligation Corporate Purpose Bonds, Series 1994A:
  6.400%, 12/01/14 (Pre-refunded to 12/01/04) - MBIA Insured                                                  AAA      3,975,151
  6.400%, 12/01/14 - MBIA Insured                                                                             AAA      3,208,438

Community College District No. 508, Cook County, Illinois, Certificates of Participation,                     AAA      3,065,450
 8.750%, 1/01/07 - FGIC Insured

Board of Governors of State Colleges and Universities, Illinois, Auxiliary Facilities System Revenue          AAA      2,531,753
 Bonds, Eastern Illinois University, Series 1994A, 6.375%, 4/01/16 (Pre-refunded to 4/01/04) -
 MBIA Insured

Illinois Development Finance Authority, Revenue Bonds, Remarketed Series 1997A, Adventist Health              AAA      7,110,350
 System - Sunbelt Obligated Group, 5.875%, 11/15/20 - MBIA Insured

Illinois Development Finance Authority, Local Government Program Revenue Bonds, City of O'Fallon              AAA      2,049,349
 Project, Series 2002, 5.250%, 1/01/24 - FGIC Insured

Illinois Educational Facilities Authority, Revenue Refunding Bonds, Midwestern University,                    AAA      1,680,481
 Series 1996B, 6.250%, 5/15/26 (Pre-refunded to 5/15/06) - CONNIE LEE Insured

Illinois Health Facilities Authority, Revenue Bonds, Series 1994A, University of Chicago Hospitals            AAA      3,250,320
 Project, 6.125%, 8/15/24 (Pre-refunded to 8/15/04) - MBIA Insured

Illinois Health Facilities Authority, Healthcare Facilities Revenue Bonds, Series 1995, Northwestern          AAA      4,396,480
 Medical Faculty Foundation, Inc., 6.500%, 11/15/15 (Pre-refunded to 11/15/04) - MBIA Insured

Illinois Health Facilities Authority, Revenue Bonds, Community Provider Pooled Loan Program:
  7.900%, 8/15/03 - MBIA Insured                                                                              AAA         62,200
  7.900%, 8/15/03 - MBIA Insured                                                                              AAA        460,569

State of Illinois, General Obligation Bonds, Series 1994, 5.875%, 8/01/19 (Pre-refunded to 8/01/04)        Aa2***      5,392,650

State of Illinois, General Obligation Bonds, Series 1995:
  6.100%, 2/01/19 (Pre-refunded to 2/01/05) - MBIA Insured                                                    Aaa      3,376,435
  6.100%, 2/01/20 (Pre-refunded to 2/01/05) - MBIA Insured                                                    Aaa      6,108,427

State of Illinois, General Obligation Bonds, Illinois FIRST, Series 2000, 5.400%,12/01/20 -                   AAA      2,936,764
 MBIA Insured

Aurora West Side School District No. 129, Kane County, Illinois, General Obligation Bonds, Series 2003,       AAA      1,526,175
 6.000%, 2/01/23 - FGIC Insured

City of Monmouth, Warren County, Illinois, General Obligation Sewer Bonds, Series 1999B,                      Aaa      1,013,725
 0.000%, 12/01/29 (Pre-refunded to 12/01/09) - FGIC Insured

Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois,             AAA      4,096,280
 General Obligation Refunding Bonds, Series 1993C, 5.850%, 6/01/23 (Pre-refunded to 6/01/03) -
 FGIC Insured

University of Illinois, Certificates of Participation, Utility Infrastructure Projects, Series 2001A,         AAA      8,287,760
 5.000%, 8/15/21 - AMBAC Insured
--------------------------------------------------------------------------------------------------------------------------------
Indiana - 7.8%

Boone County, Indiana, Hospital Association Lease Revenue Bonds, Series 2001:
 5.500%, 1/15/21 - FGIC Insured                                                                              AAA      3,457,928
 5.500%, 1/15/26 - FGIC Insured                                                                              AAA      9,192,549

Huntington Countywide School Building Corporation II, Indiana, First Mortgage Bonds, Series 2002,             AAA      4,188,040
 5.125%, 7/15/22 - MBIA Insured

----
31

Portfolio of Investments
NUVEEN INSURED MUNICIPAL BOND FUND (continued)
April 30, 2003

   Principal
Amount (000) Description
-------------------------------------------------------------------------------------------------------------------
             Indiana (continued)

    $  5,000 Indiana Health Facility Financing Authority, Hospital Revenue Refunding and Improvement Bonds,
              Series 1992, Community Hospitals Projects, 6.400%, 5/01/12 - MBIA Insured

             Indiana Housing Finance Authority, Single Family Mortgage Revenue Bonds, 1997 Series B-2:
       1,230  6.000%, 7/01/16 (Alternative Minimum Tax)
       7,080  6.125%, 1/01/27 (Alternative Minimum Tax)

      18,000 Indianapolis, Indiana, Local Public Improvement Bond Bank, Series 2002A, Waterworks Project,
              5.125%, 7/01/27 - MBIA Insured

       3,000 Trustees of Ivy Tech State College, Indiana, Ivy Tech State College Student Fee Bonds, Series F,
              5.875%, 7/01/17 (Pre-refunded to 7/01/10) - FSA Insured

       4,950 Jasper County, Indiana, Collateralized Pollution Control Refunding Revenue Bonds, Northern Indiana
              Public Service Company Project, Series 1991, 7.100%, 7/01/17 - MBIA Insured

       3,000 Portage Township Multi-School Building Corporation, Porter County, Indiana, First Mortgage Bonds,
              Series 2002, 5.125%, 7/15/22 - FGIC Insured

       1,005 Saint Joseph County, Indiana, Economic Development Revenue Bonds, Series 2002, Saint Mary's
              College Project, 5.375%, 4/01/22 - MBIA Insured

       3,690 Shelby Eastern Schools Building Corporation, Shelby County, Indiana, First Mortgage Bonds,
              Series 2000, 6.100%, 7/15/20 (Pre-refunded to 7/15/09) - FGIC Insured

       6,960 Valparaiso Middle Schools Building Corporation, Indiana, First Mortgage Bonds, Series 2002
              Refunding, 5.000%, 7/15/24 - MBIA Insured
-------------------------------------------------------------------------------------------------------------------
             Louisiana - 0.5%

       4,750 Hospital Service District No. 1 of the Parish of Tangipahoa, Louisiana, Hospital Revenue Bonds,
              Series 1994, 6.250%, 2/01/24 - AMBAC Insured
-------------------------------------------------------------------------------------------------------------------
             Maine - 1.7%

       6,750 Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Series 1995A,
              5.875%, 7/01/25 - FSA Insured

       3,110 Maine Health and Higher Educational Facilities Authority, Revenue Bonds Series 1994B,
              7.000%, 7/01/24 (Pre-refunded to 7/01/04) - FSA Insured

       4,395 Maine State Housing Authority, Mortgage Purchase Bonds, 1996 Series B-2, 6.450%, 11/15/26
              (Alternative Minimum Tax) - AMBAC Insured

             Town of Old Orchard Beach, Maine, 1992 General Obligation Bonds:
         440  6.650%, 9/01/09 - MBIA Insured
         290  6.650%, 9/01/10 - MBIA Insured
-------------------------------------------------------------------------------------------------------------------
             Massachusetts - 1.7%

       2,020 Massachusetts Health and Educational Facilities Authority, Revenue Bonds, South Shore Hospital Issue,
              Series D, 6.500%, 7/01/22 - MBIA Insured

             Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Series 79:
       1,880  5.850%, 12/01/21 (Alternative Minimum Tax) - FSA Insured
       2,505  5.950%, 12/01/27 (Alternative Minimum Tax) - FSA Insured

       9,355 Massachusetts Housing Finance Agency, Rental Housing Mortgage Revenue Bonds, 2001 Series A,
              5.800%, 7/01/30 (Alternative Minimum Tax) - AMBAC Insured
-------------------------------------------------------------------------------------------------------------------
             Michigan - 5.7%

      12,130 City of Bay City, County of Bay, Michigan, General Obligation Unlimited Tax Street Improvement Bonds,
              Series 1991, 0.000%, 6/01/21 - AMBAC Insured

       2,500 Chelsea School District, Counties of Washtenaw and Jackson, Michigan, 1995 School Building and
              Site Bonds, General Obligation - Unlimited Tax, 6.000%, 5/01/19 (Pre-refunded to 5/01/05) -
              FGIC Insured

                                                                                                        Optional Call
Description                                                                                               Provisions* Ratings**
--------------------------------------------------------------------------------------------------------------------------------
Indiana (continued)

Indiana Health Facility Financing Authority, Hospital Revenue Refunding and Improvement Bonds,         5/03 at 101.00       AAA
 Series 1992, Community Hospitals Projects, 6.400%, 5/01/12 - MBIA Insured

Indiana Housing Finance Authority, Single Family Mortgage Revenue Bonds, 1997 Series B-2:
 6.000%, 7/01/16 (Alternative Minimum Tax)                                                            1/07 at 101.50       Aaa
 6.125%, 1/01/27 (Alternative Minimum Tax)                                                            1/07 at 101.50       Aaa

Indianapolis, Indiana, Local Public Improvement Bond Bank, Series 2002A, Waterworks Project,           7/12 at 100.00       AAA
 5.125%, 7/01/27 - MBIA Insured

Trustees of Ivy Tech State College, Indiana, Ivy Tech State College Student Fee Bonds, Series F,       7/10 at 100.00       AAA
 5.875%, 7/01/17 (Pre-refunded to 7/01/10) - FSA Insured

Jasper County, Indiana, Collateralized Pollution Control Refunding Revenue Bonds, Northern Indiana     7/03 at 100.00       AAA
 Public Service Company Project, Series 1991, 7.100%, 7/01/17 - MBIA Insured

Portage Township Multi-School Building Corporation, Porter County, Indiana, First Mortgage Bonds,      7/12 at 100.00       AAA
 Series 2002, 5.125%, 7/15/22 - FGIC Insured

Saint Joseph County, Indiana, Economic Development Revenue Bonds, Series 2002, Saint Mary's            4/12 at 100.00       AAA
 College Project, 5.375%, 4/01/22 - MBIA Insured

Shelby Eastern Schools Building Corporation, Shelby County, Indiana, First Mortgage Bonds,             7/09 at 102.00       AAA
 Series 2000, 6.100%, 7/15/20 (Pre-refunded to 7/15/09) - FGIC Insured

Valparaiso Middle Schools Building Corporation, Indiana, First Mortgage Bonds, Series 2002             1/13 at 100.00       AAA
 Refunding, 5.000%, 7/15/24 - MBIA Insured
--------------------------------------------------------------------------------------------------------------------------------
Louisiana - 0.5%

Hospital Service District No. 1 of the Parish of Tangipahoa, Louisiana, Hospital Revenue Bonds,        2/04 at 102.00       AAA
 Series 1994, 6.250%, 2/01/24 - AMBAC Insured
--------------------------------------------------------------------------------------------------------------------------------
Maine - 1.7%

Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Series 1995A,                 7/05 at 102.00       AAA
 5.875%, 7/01/25 - FSA Insured

Maine Health and Higher Educational Facilities Authority, Revenue Bonds Series 1994B,                  7/04 at 102.00       AAA
 7.000%, 7/01/24 (Pre-refunded to 7/01/04) - FSA Insured

Maine State Housing Authority, Mortgage Purchase Bonds, 1996 Series B-2, 6.450%, 11/15/26              5/06 at 102.00       AAA
 (Alternative Minimum Tax) - AMBAC Insured

Town of Old Orchard Beach, Maine, 1992 General Obligation Bonds:
 6.650%, 9/01/09 - MBIA Insured                                                                       9/03 at 103.00       AAA
 6.650%, 9/01/10 - MBIA Insured                                                                       9/03 at 103.00       AAA
--------------------------------------------------------------------------------------------------------------------------------
Massachusetts - 1.7%

Massachusetts Health and Educational Facilities Authority, Revenue Bonds, South Shore Hospital Issue,  7/03 at 101.00       AAA
 Series D, 6.500%, 7/01/22 - MBIA Insured

Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Series 79:
 5.850%, 12/01/21 (Alternative Minimum Tax) - FSA Insured                                            12/09 at 100.00       AAA
 5.950%, 12/01/27 (Alternative Minimum Tax) - FSA Insured                                            12/09 at 100.00       AAA

Massachusetts Housing Finance Agency, Rental Housing Mortgage Revenue Bonds, 2001 Series A,            1/11 at 100.00       AAA
 5.800%, 7/01/30 (Alternative Minimum Tax) - AMBAC Insured
--------------------------------------------------------------------------------------------------------------------------------
Michigan - 5.7%

City of Bay City, County of Bay, Michigan, General Obligation Unlimited Tax Street Improvement Bonds,    No Opt. Call       AAA
 Series 1991, 0.000%, 6/01/21 - AMBAC Insured

Chelsea School District, Counties of Washtenaw and Jackson, Michigan, 1995 School Building and         5/05 at 101.00       AAA
 Site Bonds, General Obligation - Unlimited Tax, 6.000%, 5/01/19 (Pre-refunded to 5/01/05) -
 FGIC Insured

                                                                                                              Market
Description                                                                                                    Value
--------------------------------------------------------------------------------------------------------------------
Indiana (continued)

Indiana Health Facility Financing Authority, Hospital Revenue Refunding and Improvement Bonds,        $    5,067,550
 Series 1992, Community Hospitals Projects, 6.400%, 5/01/12 - MBIA Insured

Indiana Housing Finance Authority, Single Family Mortgage Revenue Bonds, 1997 Series B-2:
 6.000%, 7/01/16 (Alternative Minimum Tax)                                                                1,302,632
 6.125%, 1/01/27 (Alternative Minimum Tax)                                                                7,463,736

Indianapolis, Indiana, Local Public Improvement Bond Bank, Series 2002A, Waterworks Project,              18,681,660
 5.125%, 7/01/27 - MBIA Insured

Trustees of Ivy Tech State College, Indiana, Ivy Tech State College Student Fee Bonds, Series F,           3,538,740
 5.875%, 7/01/17 (Pre-refunded to 7/01/10) - FSA Insured

Jasper County, Indiana, Collateralized Pollution Control Refunding Revenue Bonds, Northern Indiana         5,139,288
 Public Service Company Project, Series 1991, 7.100%, 7/01/17 - MBIA Insured

Portage Township Multi-School Building Corporation, Porter County, Indiana, First Mortgage Bonds,          3,143,580
 Series 2002, 5.125%, 7/15/22 - FGIC Insured

Saint Joseph County, Indiana, Economic Development Revenue Bonds, Series 2002, Saint Mary's                1,076,988
 College Project, 5.375%, 4/01/22 - MBIA Insured

Shelby Eastern Schools Building Corporation, Shelby County, Indiana, First Mortgage Bonds,                 4,453,682
 Series 2000, 6.100%, 7/15/20 (Pre-refunded to 7/15/09) - FGIC Insured

Valparaiso Middle Schools Building Corporation, Indiana, First Mortgage Bonds, Series 2002                 7,167,269
 Refunding, 5.000%, 7/15/24 - MBIA Insured
--------------------------------------------------------------------------------------------------------------------
Louisiana - 0.5%

Hospital Service District No. 1 of the Parish of Tangipahoa, Louisiana, Hospital Revenue Bonds,            4,986,455
 Series 1994, 6.250%, 2/01/24 - AMBAC Insured
--------------------------------------------------------------------------------------------------------------------
Maine - 1.7%

Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Series 1995A,                     7,445,453
 5.875%, 7/01/25 - FSA Insured

Maine Health and Higher Educational Facilities Authority, Revenue Bonds Series 1994B,                      3,383,773
 7.000%, 7/01/24 (Pre-refunded to 7/01/04) - FSA Insured

Maine State Housing Authority, Mortgage Purchase Bonds, 1996 Series B-2, 6.450%, 11/15/26                  4,646,482
 (Alternative Minimum Tax) - AMBAC Insured

Town of Old Orchard Beach, Maine, 1992 General Obligation Bonds:
 6.650%, 9/01/09 - MBIA Insured                                                                             455,184
 6.650%, 9/01/10 - MBIA Insured                                                                             300,008
--------------------------------------------------------------------------------------------------------------------
Massachusetts - 1.7%

Massachusetts Health and Educational Facilities Authority, Revenue Bonds, South Shore Hospital Issue,      2,067,712
 Series D, 6.500%, 7/01/22 - MBIA Insured

Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Series 79:
 5.850%, 12/01/21 (Alternative Minimum Tax) - FSA Insured                                                 1,996,353
 5.950%, 12/01/27 (Alternative Minimum Tax) - FSA Insured                                                 2,648,812

Massachusetts Housing Finance Agency, Rental Housing Mortgage Revenue Bonds, 2001 Series A,                9,879,816
 5.800%, 7/01/30 (Alternative Minimum Tax) - AMBAC Insured
--------------------------------------------------------------------------------------------------------------------
Michigan - 5.7%

City of Bay City, County of Bay, Michigan, General Obligation Unlimited Tax Street Improvement Bonds,      5,125,774
 Series 1991, 0.000%, 6/01/21 - AMBAC Insured

Chelsea School District, Counties of Washtenaw and Jackson, Michigan, 1995 School Building and             2,752,700
 Site Bonds, General Obligation - Unlimited Tax, 6.000%, 5/01/19 (Pre-refunded to 5/01/05) -
 FGIC Insured

----
32

   Principal
Amount (000) Description
----------------------------------------------------------------------------------------------------------------------
             Michigan (continued)

             Michigan State Hospital Finance Authority, Revenue Bonds, Ascension Health Credit Group,
             Series 1999A:
    $ 13,500  5.750%, 11/15/17 (Pre-refunded to 11/15/09) - MBIA Insured
      13,675  6.125%, 11/15/26 (Pre-refunded to 11/15/09) - MBIA Insured

       7,280 Michigan State Housing Development Authority, Rental Housing Revenue Bonds, 1997 Series A,
              6.100%, 10/01/33 (Alternative Minimum Tax) - AMBAC Insured

       5,455 Charter County of Wayne, Michigan, Airport Revenue Bonds, Detroit Metropolitan Airport,
              Series 2002D, 5.500%, 12/01/16 (Alternative Minimum Tax) - FGIC Insured
----------------------------------------------------------------------------------------------------------------------
             Minnesota - 1.4%

       2,150 Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds,
              Subordinate Lien Series 2001D, 5.750%, 1/01/16 (Alternative Minimum Tax) - FGIC Insured

       9,675 City of St. Cloud, Minnesota, Healthcare Revenue Bonds, Saint Cloud Hospital Obligated Group,
              Series 2000-A, 5.875%, 5/01/30 - FSA Insured
----------------------------------------------------------------------------------------------------------------------
             Mississippi - 1.7%

       6,400 Medical Center Educational Building Corporation, Mississippi, Revenue Bonds, Series 1993, University
              of Mississippi Medical Center Project, 5.900%, 12/01/23 (Pre-refunded to 12/01/04) - MBIA Insured

       7,450 Walnut Grove Correctional Authority, Mississippi, Certificates of Participation, Series 1999, Department
              of Corrections, 6.000%, 11/01/19 - AMBAC Insured
----------------------------------------------------------------------------------------------------------------------
             Missouri - 1.5%

       5,140 City of Saint Louis, Missouri, Airport Revenue Bonds, Series 2002A, Capital Improvement Program,
              5.000%, 7/01/32 - MBIA Insured

       7,950 St. Louis Municipal Finance Corporation, Missouri, Leasehold Revenue Bonds, Series 1996A, City
              Justice Center Project, 5.950%, 2/15/16 (Pre-refunded to 2/15/06) - AMBAC Insured
----------------------------------------------------------------------------------------------------------------------
             Nevada - 0.9%

       2,000 Clark County, Nevada, Industrial Development Refunding Revenue Bonds, Nevada Power Company
              Project, Series 1992C, 7.200%, 10/01/22 - AMBAC Insured

       3,625 Clark County, Nevada, Industrial Development Revenue Bonds, Southwest Gas Corporation Project,
              Series 1999A, 6.100%, 12/01/38 (Alternative Minimum Tax) - AMBAC Insured

       2,100 Henderson Redevelopment Agency, Nevada, Tax Allocation Bonds, Series 2002A,
              5.250%, 10/01/25 - AMBAC Insured
----------------------------------------------------------------------------------------------------------------------
             New Jersey - 0.7%

       6,500 New Jersey Economic Development Authority, Water Facilities Revenue Bonds, New Jersey-
              American Water Company Project, Series 2002A, 5.250%, 11/01/32 (Alternative Minimum Tax) -
              AMBAC Insured
----------------------------------------------------------------------------------------------------------------------
             New Mexico - 0.5%

       4,445 City of Farmington, New Mexico, Pollution Control Revenue Refunding Bonds, 1992 Series A,
              Public Service Company of New Mexico, San Juan and Four Corners Projects, 6.375%, 12/15/22 -
              AMBAC Insured
----------------------------------------------------------------------------------------------------------------------
             New York - 2.1%

       5,000 Metropolitan Transportation Authority, New York, Commuter Facilities Revenue Bonds, Series 1994A,
              6.375%, 7/01/18 (Pre-refunded to 7/01/04) - MBIA Insured

         135 City of New York, New York, General Obligation Bonds, Fiscal 1992 Series B, 7.000%, 2/01/18 -
              AMBAC Insured

             New York City Industrial Development Agency, New York Civic Facility Revenue Bonds, USTA National
             Tennis Center Incorporated Project:
       3,500  6.500%, 11/15/10 - FSA Insured
       3,000  6.600%, 11/15/11 - FSA Insured

       6,060 New York State Urban Development Corporation, Correctional Facilities Service Contract Revenue
              Bonds, Series C, 5.875%, 1/01/19 (Pre-refunded to 1/01/09) - AMBAC Insured

                                                                                                           Optional Call
Description                                                                                                  Provisions*
-------------------------------------------------------------------------------------------------------------------------
Michigan (continued)

Michigan State Hospital Finance Authority, Revenue Bonds, Ascension Health Credit Group,
Series 1999A:
 5.750%, 11/15/17 (Pre-refunded to 11/15/09) - MBIA Insured                                             11/09 at 101.00
 6.125%, 11/15/26 (Pre-refunded to 11/15/09) - MBIA Insured                                             11/09 at 101.00

Michigan State Housing Development Authority, Rental Housing Revenue Bonds, 1997 Series A,                4/07 at 102.00
 6.100%, 10/01/33 (Alternative Minimum Tax) - AMBAC Insured

Charter County of Wayne, Michigan, Airport Revenue Bonds, Detroit Metropolitan Airport,                  12/12 at 100.00
 Series 2002D, 5.500%, 12/01/16 (Alternative Minimum Tax) - FGIC Insured
-------------------------------------------------------------------------------------------------------------------------
Minnesota - 1.4%

Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds,                  1/11 at 100.00
 Subordinate Lien Series 2001D, 5.750%, 1/01/16 (Alternative Minimum Tax) - FGIC Insured

City of St. Cloud, Minnesota, Healthcare Revenue Bonds, Saint Cloud Hospital Obligated Group,             5/10 at 101.00
 Series 2000-A, 5.875%, 5/01/30 - FSA Insured
-------------------------------------------------------------------------------------------------------------------------
Mississippi - 1.7%

Medical Center Educational Building Corporation, Mississippi, Revenue Bonds, Series 1993, University     12/04 at 102.00
 of Mississippi Medical Center Project, 5.900%, 12/01/23 (Pre-refunded to 12/01/04) - MBIA Insured

Walnut Grove Correctional Authority, Mississippi, Certificates of Participation, Series 1999, Department 11/09 at 102.00
 of Corrections, 6.000%, 11/01/19 - AMBAC Insured
-------------------------------------------------------------------------------------------------------------------------
Missouri - 1.5%

City of Saint Louis, Missouri, Airport Revenue Bonds, Series 2002A, Capital Improvement Program,          7/12 at 100.00
 5.000%, 7/01/32 - MBIA Insured

St. Louis Municipal Finance Corporation, Missouri, Leasehold Revenue Bonds, Series 1996A, City            2/06 at 102.00
 Justice Center Project, 5.950%, 2/15/16 (Pre-refunded to 2/15/06) - AMBAC Insured
-------------------------------------------------------------------------------------------------------------------------
Nevada - 0.9%

Clark County, Nevada, Industrial Development Refunding Revenue Bonds, Nevada Power Company               10/03 at 101.00
 Project, Series 1992C, 7.200%, 10/01/22 - AMBAC Insured

Clark County, Nevada, Industrial Development Revenue Bonds, Southwest Gas Corporation Project,           12/09 at 102.00
 Series 1999A, 6.100%, 12/01/38 (Alternative Minimum Tax) - AMBAC Insured

Henderson Redevelopment Agency, Nevada, Tax Allocation Bonds, Series 2002A,                              10/12 at 101.00
 5.250%, 10/01/25 - AMBAC Insured
-------------------------------------------------------------------------------------------------------------------------
New Jersey - 0.7%

New Jersey Economic Development Authority, Water Facilities Revenue Bonds, New Jersey-                   11/12 at 101.00
 American Water Company Project, Series 2002A, 5.250%, 11/01/32 (Alternative Minimum Tax) -
 AMBAC Insured
-------------------------------------------------------------------------------------------------------------------------
New Mexico - 0.5%

City of Farmington, New Mexico, Pollution Control Revenue Refunding Bonds, 1992 Series A,                12/03 at 101.00
 Public Service Company of New Mexico, San Juan and Four Corners Projects, 6.375%, 12/15/22 -
 AMBAC Insured
-------------------------------------------------------------------------------------------------------------------------
New York - 2.1%

Metropolitan Transportation Authority, New York, Commuter Facilities Revenue Bonds, Series 1994A,         7/04 at 101.50
 6.375%, 7/01/18 (Pre-refunded to 7/01/04) - MBIA Insured

City of New York, New York, General Obligation Bonds, Fiscal 1992 Series B, 7.000%, 2/01/18 -             8/03 at 100.75
 AMBAC Insured

New York City Industrial Development Agency, New York Civic Facility Revenue Bonds, USTA National
Tennis Center Incorporated Project:
 6.500%, 11/15/10 - FSA Insured                                                                         11/04 at 102.00
 6.600%, 11/15/11 - FSA Insured                                                                         11/04 at 102.00

New York State Urban Development Corporation, Correctional Facilities Service Contract Revenue            1/09 at 101.00
 Bonds, Series C, 5.875%, 1/01/19 (Pre-refunded to 1/01/09) - AMBAC Insured

Description                                                                                              Ratings**
-------------------------------------------------------------------------------------------------------------------
Michigan (continued)

Michigan State Hospital Finance Authority, Revenue Bonds, Ascension Health Credit Group,
Series 1999A:
 5.750%, 11/15/17 (Pre-refunded to 11/15/09) - MBIA Insured                                                   AAA
 6.125%, 11/15/26 (Pre-refunded to 11/15/09) - MBIA Insured                                                   AAA

Michigan State Housing Development Authority, Rental Housing Revenue Bonds, 1997 Series A,                     AAA
 6.100%, 10/01/33 (Alternative Minimum Tax) - AMBAC Insured

Charter County of Wayne, Michigan, Airport Revenue Bonds, Detroit Metropolitan Airport,                        AAA
 Series 2002D, 5.500%, 12/01/16 (Alternative Minimum Tax) - FGIC Insured
-------------------------------------------------------------------------------------------------------------------
Minnesota - 1.4%

Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds,                       AAA
 Subordinate Lien Series 2001D, 5.750%, 1/01/16 (Alternative Minimum Tax) - FGIC Insured

City of St. Cloud, Minnesota, Healthcare Revenue Bonds, Saint Cloud Hospital Obligated Group,                  Aaa
 Series 2000-A, 5.875%, 5/01/30 - FSA Insured
-------------------------------------------------------------------------------------------------------------------
Mississippi - 1.7%

Medical Center Educational Building Corporation, Mississippi, Revenue Bonds, Series 1993, University           AAA
 of Mississippi Medical Center Project, 5.900%, 12/01/23 (Pre-refunded to 12/01/04) - MBIA Insured

Walnut Grove Correctional Authority, Mississippi, Certificates of Participation, Series 1999, Department       AAA
 of Corrections, 6.000%, 11/01/19 - AMBAC Insured
-------------------------------------------------------------------------------------------------------------------
Missouri - 1.5%

City of Saint Louis, Missouri, Airport Revenue Bonds, Series 2002A, Capital Improvement Program,               AAA
 5.000%, 7/01/32 - MBIA Insured

St. Louis Municipal Finance Corporation, Missouri, Leasehold Revenue Bonds, Series 1996A, City                 AAA
 Justice Center Project, 5.950%, 2/15/16 (Pre-refunded to 2/15/06) - AMBAC Insured
-------------------------------------------------------------------------------------------------------------------
Nevada - 0.9%

Clark County, Nevada, Industrial Development Refunding Revenue Bonds, Nevada Power Company                     AAA
 Project, Series 1992C, 7.200%, 10/01/22 - AMBAC Insured

Clark County, Nevada, Industrial Development Revenue Bonds, Southwest Gas Corporation Project,                 AAA
 Series 1999A, 6.100%, 12/01/38 (Alternative Minimum Tax) - AMBAC Insured

Henderson Redevelopment Agency, Nevada, Tax Allocation Bonds, Series 2002A,                                    AAA
 5.250%, 10/01/25 - AMBAC Insured
-------------------------------------------------------------------------------------------------------------------
New Jersey - 0.7%

New Jersey Economic Development Authority, Water Facilities Revenue Bonds, New Jersey-                         AAA
 American Water Company Project, Series 2002A, 5.250%, 11/01/32 (Alternative Minimum Tax) -
 AMBAC Insured
-------------------------------------------------------------------------------------------------------------------
New Mexico - 0.5%

City of Farmington, New Mexico, Pollution Control Revenue Refunding Bonds, 1992 Series A,                      AAA
 Public Service Company of New Mexico, San Juan and Four Corners Projects, 6.375%, 12/15/22 -
 AMBAC Insured
-------------------------------------------------------------------------------------------------------------------
New York - 2.1%

Metropolitan Transportation Authority, New York, Commuter Facilities Revenue Bonds, Series 1994A,              AAA
 6.375%, 7/01/18 (Pre-refunded to 7/01/04) - MBIA Insured

City of New York, New York, General Obligation Bonds, Fiscal 1992 Series B, 7.000%, 2/01/18 -                  AAA
 AMBAC Insured

New York City Industrial Development Agency, New York Civic Facility Revenue Bonds, USTA National
Tennis Center Incorporated Project:
 6.500%, 11/15/10 - FSA Insured                                                                               AAA
 6.600%, 11/15/11 - FSA Insured                                                                               AAA

New York State Urban Development Corporation, Correctional Facilities Service Contract Revenue                 AAA
 Bonds, Series C, 5.875%, 1/01/19 (Pre-refunded to 1/01/09) - AMBAC Insured

                                                                                                                 Market
Description                                                                                                       Value
-----------------------------------------------------------------------------------------------------------------------
Michigan (continued)

Michigan State Hospital Finance Authority, Revenue Bonds, Ascension Health Credit Group,
Series 1999A:
 5.750%, 11/15/17 (Pre-refunded to 11/15/09) - MBIA Insured                                             $   16,000,065
 6.125%, 11/15/26 (Pre-refunded to 11/15/09) - MBIA Insured                                                 16,512,289

Michigan State Housing Development Authority, Rental Housing Revenue Bonds, 1997 Series A,                    7,754,438
 6.100%, 10/01/33 (Alternative Minimum Tax) - AMBAC Insured

Charter County of Wayne, Michigan, Airport Revenue Bonds, Detroit Metropolitan Airport,                       5,953,423
 Series 2002D, 5.500%, 12/01/16 (Alternative Minimum Tax) - FGIC Insured
-----------------------------------------------------------------------------------------------------------------------
Minnesota - 1.4%

Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds,                      2,368,655
 Subordinate Lien Series 2001D, 5.750%, 1/01/16 (Alternative Minimum Tax) - FGIC Insured

City of St. Cloud, Minnesota, Healthcare Revenue Bonds, Saint Cloud Hospital Obligated Group,                10,558,715
 Series 2000-A, 5.875%, 5/01/30 - FSA Insured
-----------------------------------------------------------------------------------------------------------------------
Mississippi - 1.7%

Medical Center Educational Building Corporation, Mississippi, Revenue Bonds, Series 1993, University          6,997,248
 of Mississippi Medical Center Project, 5.900%, 12/01/23 (Pre-refunded to 12/01/04) - MBIA Insured

Walnut Grove Correctional Authority, Mississippi, Certificates of Participation, Series 1999, Department      8,684,540
 of Corrections, 6.000%, 11/01/19 - AMBAC Insured
-----------------------------------------------------------------------------------------------------------------------
Missouri - 1.5%

City of Saint Louis, Missouri, Airport Revenue Bonds, Series 2002A, Capital Improvement Program,              5,255,393
 5.000%, 7/01/32 - MBIA Insured

St. Louis Municipal Finance Corporation, Missouri, Leasehold Revenue Bonds, Series 1996A, City                9,029,372
 Justice Center Project, 5.950%, 2/15/16 (Pre-refunded to 2/15/06) - AMBAC Insured
-----------------------------------------------------------------------------------------------------------------------
Nevada - 0.9%

Clark County, Nevada, Industrial Development Refunding Revenue Bonds, Nevada Power Company                    2,101,500
 Project, Series 1992C, 7.200%, 10/01/22 - AMBAC Insured

Clark County, Nevada, Industrial Development Revenue Bonds, Southwest Gas Corporation Project,                4,097,809
 Series 1999A, 6.100%, 12/01/38 (Alternative Minimum Tax) - AMBAC Insured

Henderson Redevelopment Agency, Nevada, Tax Allocation Bonds, Series 2002A,                                   2,205,693
 5.250%, 10/01/25 - AMBAC Insured
-----------------------------------------------------------------------------------------------------------------------
New Jersey - 0.7%

New Jersey Economic Development Authority, Water Facilities Revenue Bonds, New Jersey-                        6,687,720
 American Water Company Project, Series 2002A, 5.250%, 11/01/32 (Alternative Minimum Tax) -
 AMBAC Insured
-----------------------------------------------------------------------------------------------------------------------
New Mexico - 0.5%

City of Farmington, New Mexico, Pollution Control Revenue Refunding Bonds, 1992 Series A,                     4,548,746
 Public Service Company of New Mexico, San Juan and Four Corners Projects, 6.375%, 12/15/22 -
 AMBAC Insured
-----------------------------------------------------------------------------------------------------------------------
New York - 2.1%

Metropolitan Transportation Authority, New York, Commuter Facilities Revenue Bonds, Series 1994A,             5,380,500
 6.375%, 7/01/18 (Pre-refunded to 7/01/04) - MBIA Insured

City of New York, New York, General Obligation Bonds, Fiscal 1992 Series B, 7.000%, 2/01/18 -                   136,598
 AMBAC Insured

New York City Industrial Development Agency, New York Civic Facility Revenue Bonds, USTA National
Tennis Center Incorporated Project:
 6.500%, 11/15/10 - FSA Insured                                                                              3,838,625
 6.600%, 11/15/11 - FSA Insured                                                                              3,281,160

New York State Urban Development Corporation, Correctional Facilities Service Contract Revenue                7,139,710
 Bonds, Series C, 5.875%, 1/01/19 (Pre-refunded to 1/01/09) - AMBAC Insured

----
33

Portfolio of Investments
NUVEEN INSURED MUNICIPAL BOND FUND (continued)
April 30, 2003

   Principal
Amount (000) Description
-------------------------------------------------------------------------------------------------------------------------
             North Carolina - 0.1%

    $  1,250 North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, WakeMed Project,
              Series 2001, 5.000%, 10/01/32 - AMBAC Insured
-------------------------------------------------------------------------------------------------------------------------
             North Dakota - 0.5%

       5,000 City of Fargo, North Dakota, Health System Revenue Bonds, MeritCare Obligated Group, Series 2002A,
              5.125%, 6/01/27 - AMBAC Insured
-------------------------------------------------------------------------------------------------------------------------
             Oklahoma - 1.7%

       5,000 Oklahoma Industries Authority, Health System Revenue Bonds, Obligated Group consisting of
              Baptist Medical Center of Oklahoma, Inc., South Oklahoma City Hospital Corporation and
              Baptist Rural Health System, Inc., 6.250%, 8/15/12 - AMBAC Insured

       5,000 Oklahoma Industries Authority, Health System Revenue and Refunding Bonds, Obligated Group
              consisting of INTEGRIS Baptist Medical Center, Inc., INTEGRIS South Oklahoma City Hospital
              Corporation and INTEGRIS Rural Health, Inc., Series 1999A, 5.750%, 8/15/29 - MBIA Insured

       2,000 Sapulpa Municipal Authority, Oklahoma, Capital Improvement Revenue Bonds, Series 2000 Refunding,
              5.625%, 7/01/20 - FSA Insured

       2,000 Trustees of the Tulsa Airports Improvement Trust, Oklahoma, Tulsa International Airport General
              Revenue Bonds, Series 1999A, 6.000%, 6/01/21 - FGIC Insured

       1,000 Board of Trustees of the Tulsa Airports Improvement Trust, Oklahoma, Tulsa International Airport
              Revenue Bonds, Series 1999B, 6.125%, 6/01/26 (Alternative Minimum Tax) - FGIC Insured
-------------------------------------------------------------------------------------------------------------------------
             Pennsylvania - 0.3%

       3,000 North Penn Water Authority, Montgomery County, Pennsylvania, Water Revenue Bonds, Series 1994,
              7.000%, 11/01/24 (Pre-refunded to 11/01/04) - FGIC Insured
-------------------------------------------------------------------------------------------------------------------------
             Puerto Rico - 0.8%

       1,250 Puerto Rico Highway and Transportation Authority, Transportation Revenue Bonds, Series 2003G,
              5.250%, 7/01/18 - FGIC Insured

       4,325 Commonwealth of Puerto Rico, Public Improvement Bonds, TICS, 12.470%, 7/01/19 (IF) - FSA Insured
-------------------------------------------------------------------------------------------------------------------------
             Rhode Island - 0.5%

       3,130 Kent County Water Authority, Rhode Island, General Revenue Bonds, 1994 Series A, 6.350%, 7/15/14 -
              MBIA Insured

       1,000 Providence Housing Development Corporation, Rhode Island, Mortgage Revenue Refunding Bonds,
              Series 1994A, FHA-Insured Mortgage Loan-Barbara Jordan Apartments Project), 6.650%, 7/01/15 -
              MBIA Insured
-------------------------------------------------------------------------------------------------------------------------
             South Carolina - 3.1%

             Charleston County, South Carolina, Certificates of Participation, Charleston Public Facilities Corporation,
             Series 1994B:
       1,430   6.875%, 6/01/14 (Pre-refunded to 6/01/04) - MBIA Insured
       2,385   7.000%, 6/01/19 (Pre-refunded to 6/01/04) - MBIA Insured

             Columbia, South Carolina, Certificates of Participation, Series 2003, Tourism Development Fee Pledge:
       1,985   5.250%, 6/01/16 - AMBAC Insured
       2,095   5.250%, 6/01/17 - AMBAC Insured

       3,375 Georgetown County School District, South Carolina, General Obligation Bonds, Series 2000,
              5.250%, 3/01/20 - FSA Insured

       5,435 Greenville Memorial Auditorium District Public Facilities Corporation, South Carolina, Certificates of
              Participation, Bi-Lo Center Project, Series 1996B, 5.750%, 3/01/22 (Pre-refunded to 3/01/06) -
              AMBAC Insured

      10,350 Spartanburg County Health Services District Inc., South Carolina, Hospital Revenue Refunding Bonds,
              Series 2002, 5.250%, 4/15/32 - FSA Insured

                                                                                                              Optional Call
Description                                                                                                     Provisions*
----------------------------------------------------------------------------------------------------------------------------
North Carolina - 0.1%

North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, WakeMed Project,               10/11 at 101.00
 Series 2001, 5.000%, 10/01/32 - AMBAC Insured
----------------------------------------------------------------------------------------------------------------------------
North Dakota - 0.5%

City of Fargo, North Dakota, Health System Revenue Bonds, MeritCare Obligated Group, Series 2002A,           6/12 at 100.00
 5.125%, 6/01/27 - AMBAC Insured
----------------------------------------------------------------------------------------------------------------------------
Oklahoma - 1.7%

Oklahoma Industries Authority, Health System Revenue Bonds, Obligated Group consisting of                    8/05 at 102.00
 Baptist Medical Center of Oklahoma, Inc., South Oklahoma City Hospital Corporation and
 Baptist Rural Health System, Inc., 6.250%, 8/15/12 - AMBAC Insured

Oklahoma Industries Authority, Health System Revenue and Refunding Bonds, Obligated Group                    8/09 at 101.00
 consisting of INTEGRIS Baptist Medical Center, Inc., INTEGRIS South Oklahoma City Hospital
 Corporation and INTEGRIS Rural Health, Inc., Series 1999A, 5.750%, 8/15/29 - MBIA Insured

Sapulpa Municipal Authority, Oklahoma, Capital Improvement Revenue Bonds, Series 2000 Refunding,             7/10 at 101.00
 5.625%, 7/01/20 - FSA Insured

Trustees of the Tulsa Airports Improvement Trust, Oklahoma, Tulsa International Airport General              6/10 at 100.00
 Revenue Bonds, Series 1999A, 6.000%, 6/01/21 - FGIC Insured

Board of Trustees of the Tulsa Airports Improvement Trust, Oklahoma, Tulsa International Airport             6/10 at 100.00
 Revenue Bonds, Series 1999B, 6.125%, 6/01/26 (Alternative Minimum Tax) - FGIC Insured
----------------------------------------------------------------------------------------------------------------------------
Pennsylvania - 0.3%

North Penn Water Authority, Montgomery County, Pennsylvania, Water Revenue Bonds, Series 1994,              11/04 at 101.00
 7.000%, 11/01/24 (Pre-refunded to 11/01/04) - FGIC Insured
----------------------------------------------------------------------------------------------------------------------------
Puerto Rico - 0.8%

Puerto Rico Highway and Transportation Authority, Transportation Revenue Bonds, Series 2003G,                7/13 at 100.00
 5.250%, 7/01/18 - FGIC Insured

Commonwealth of Puerto Rico, Public Improvement Bonds, TICS, 12.470%, 7/01/19 (IF) - FSA Insured               No Opt. Call
----------------------------------------------------------------------------------------------------------------------------
Rhode Island - 0.5%

Kent County Water Authority, Rhode Island, General Revenue Bonds, 1994 Series A, 6.350%, 7/15/14 -           7/04 at 102.00
 MBIA Insured

Providence Housing Development Corporation, Rhode Island, Mortgage Revenue Refunding Bonds,                  7/04 at 102.00
 Series 1994A, FHA-Insured Mortgage Loan-Barbara Jordan Apartments Project), 6.650%, 7/01/15 -
 MBIA Insured
----------------------------------------------------------------------------------------------------------------------------
South Carolina - 3.1%

Charleston County, South Carolina, Certificates of Participation, Charleston Public Facilities Corporation,
Series 1994B:
  6.875%, 6/01/14 (Pre-refunded to 6/01/04) - MBIA Insured                                                   6/04 at 102.00
  7.000%, 6/01/19 (Pre-refunded to 6/01/04) - MBIA Insured                                                   6/04 at 102.00

Columbia, South Carolina, Certificates of Participation, Series 2003, Tourism Development Fee Pledge:
  5.250%, 6/01/16 - AMBAC Insured                                                                            6/13 at 100.00
  5.250%, 6/01/17 - AMBAC Insured                                                                            6/13 at 100.00

Georgetown County School District, South Carolina, General Obligation Bonds, Series 2000,                    3/11 at 100.00
 5.250%, 3/01/20 - FSA Insured

Greenville Memorial Auditorium District Public Facilities Corporation, South Carolina, Certificates of       3/06 at 102.00
 Participation, Bi-Lo Center Project, Series 1996B, 5.750%, 3/01/22 (Pre-refunded to 3/01/06) -
 AMBAC Insured

Spartanburg County Health Services District Inc., South Carolina, Hospital Revenue Refunding Bonds,          4/12 at 100.00
 Series 2002, 5.250%, 4/15/32 - FSA Insured

Description                                                                                                 Ratings**
----------------------------------------------------------------------------------------------------------------------
North Carolina - 0.1%

North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, WakeMed Project,                     AAA
 Series 2001, 5.000%, 10/01/32 - AMBAC Insured
----------------------------------------------------------------------------------------------------------------------
North Dakota - 0.5%

City of Fargo, North Dakota, Health System Revenue Bonds, MeritCare Obligated Group, Series 2002A,                AAA
 5.125%, 6/01/27 - AMBAC Insured
----------------------------------------------------------------------------------------------------------------------
Oklahoma - 1.7%

Oklahoma Industries Authority, Health System Revenue Bonds, Obligated Group consisting of                         AAA
 Baptist Medical Center of Oklahoma, Inc., South Oklahoma City Hospital Corporation and
 Baptist Rural Health System, Inc., 6.250%, 8/15/12 - AMBAC Insured

Oklahoma Industries Authority, Health System Revenue and Refunding Bonds, Obligated Group                         AAA
 consisting of INTEGRIS Baptist Medical Center, Inc., INTEGRIS South Oklahoma City Hospital
 Corporation and INTEGRIS Rural Health, Inc., Series 1999A, 5.750%, 8/15/29 - MBIA Insured

Sapulpa Municipal Authority, Oklahoma, Capital Improvement Revenue Bonds, Series 2000 Refunding,                  AAA
 5.625%, 7/01/20 - FSA Insured

Trustees of the Tulsa Airports Improvement Trust, Oklahoma, Tulsa International Airport General                   AAA
 Revenue Bonds, Series 1999A, 6.000%, 6/01/21 - FGIC Insured

Board of Trustees of the Tulsa Airports Improvement Trust, Oklahoma, Tulsa International Airport                  AAA
 Revenue Bonds, Series 1999B, 6.125%, 6/01/26 (Alternative Minimum Tax) - FGIC Insured
----------------------------------------------------------------------------------------------------------------------
Pennsylvania - 0.3%

North Penn Water Authority, Montgomery County, Pennsylvania, Water Revenue Bonds, Series 1994,                    AAA
 7.000%, 11/01/24 (Pre-refunded to 11/01/04) - FGIC Insured
----------------------------------------------------------------------------------------------------------------------
Puerto Rico - 0.8%

Puerto Rico Highway and Transportation Authority, Transportation Revenue Bonds, Series 2003G,                     AAA
 5.250%, 7/01/18 - FGIC Insured

Commonwealth of Puerto Rico, Public Improvement Bonds, TICS, 12.470%, 7/01/19 (IF) - FSA Insured                  AAA
----------------------------------------------------------------------------------------------------------------------
Rhode Island - 0.5%

Kent County Water Authority, Rhode Island, General Revenue Bonds, 1994 Series A, 6.350%, 7/15/14 -                AAA
 MBIA Insured

Providence Housing Development Corporation, Rhode Island, Mortgage Revenue Refunding Bonds,                       AAA
 Series 1994A, FHA-Insured Mortgage Loan-Barbara Jordan Apartments Project), 6.650%, 7/01/15 -
 MBIA Insured
----------------------------------------------------------------------------------------------------------------------
South Carolina - 3.1%

Charleston County, South Carolina, Certificates of Participation, Charleston Public Facilities Corporation,
Series 1994B:
  6.875%, 6/01/14 (Pre-refunded to 6/01/04) - MBIA Insured                                                        AAA
  7.000%, 6/01/19 (Pre-refunded to 6/01/04) - MBIA Insured                                                        AAA

Columbia, South Carolina, Certificates of Participation, Series 2003, Tourism Development Fee Pledge:
  5.250%, 6/01/16 - AMBAC Insured                                                                                 AAA
  5.250%, 6/01/17 - AMBAC Insured                                                                                 AAA

Georgetown County School District, South Carolina, General Obligation Bonds, Series 2000,                         AAA
 5.250%, 3/01/20 - FSA Insured

Greenville Memorial Auditorium District Public Facilities Corporation, South Carolina, Certificates of            AAA
 Participation, Bi-Lo Center Project, Series 1996B, 5.750%, 3/01/22 (Pre-refunded to 3/01/06) -
 AMBAC Insured

Spartanburg County Health Services District Inc., South Carolina, Hospital Revenue Refunding Bonds,               AAA
 Series 2002, 5.250%, 4/15/32 - FSA Insured

                                                                                                                    Market
Description                                                                                                          Value
--------------------------------------------------------------------------------------------------------------------------
North Carolina - 0.1%

North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, WakeMed Project,               $    1,278,713
 Series 2001, 5.000%, 10/01/32 - AMBAC Insured
--------------------------------------------------------------------------------------------------------------------------
North Dakota - 0.5%

City of Fargo, North Dakota, Health System Revenue Bonds, MeritCare Obligated Group, Series 2002A,               5,115,000
 5.125%, 6/01/27 - AMBAC Insured
--------------------------------------------------------------------------------------------------------------------------
Oklahoma - 1.7%

Oklahoma Industries Authority, Health System Revenue Bonds, Obligated Group consisting of                        5,526,200
 Baptist Medical Center of Oklahoma, Inc., South Oklahoma City Hospital Corporation and
 Baptist Rural Health System, Inc., 6.250%, 8/15/12 - AMBAC Insured

Oklahoma Industries Authority, Health System Revenue and Refunding Bonds, Obligated Group                        5,427,200
 consisting of INTEGRIS Baptist Medical Center, Inc., INTEGRIS South Oklahoma City Hospital
 Corporation and INTEGRIS Rural Health, Inc., Series 1999A, 5.750%, 8/15/29 - MBIA Insured

Sapulpa Municipal Authority, Oklahoma, Capital Improvement Revenue Bonds, Series 2000 Refunding,                 2,228,880
 5.625%, 7/01/20 - FSA Insured

Trustees of the Tulsa Airports Improvement Trust, Oklahoma, Tulsa International Airport General                  2,238,740
 Revenue Bonds, Series 1999A, 6.000%, 6/01/21 - FGIC Insured

Board of Trustees of the Tulsa Airports Improvement Trust, Oklahoma, Tulsa International Airport                 1,120,400
 Revenue Bonds, Series 1999B, 6.125%, 6/01/26 (Alternative Minimum Tax) - FGIC Insured
--------------------------------------------------------------------------------------------------------------------------
Pennsylvania - 0.3%

North Penn Water Authority, Montgomery County, Pennsylvania, Water Revenue Bonds, Series 1994,                   3,288,540
 7.000%, 11/01/24 (Pre-refunded to 11/01/04) - FGIC Insured
--------------------------------------------------------------------------------------------------------------------------
Puerto Rico - 0.8%

Puerto Rico Highway and Transportation Authority, Transportation Revenue Bonds, Series 2003G,                    1,386,600
 5.250%, 7/01/18 - FGIC Insured

Commonwealth of Puerto Rico, Public Improvement Bonds, TICS, 12.470%, 7/01/19 (IF) - FSA Insured                 6,311,602
--------------------------------------------------------------------------------------------------------------------------
Rhode Island - 0.5%

Kent County Water Authority, Rhode Island, General Revenue Bonds, 1994 Series A, 6.350%, 7/15/14 -               3,370,916
 MBIA Insured

Providence Housing Development Corporation, Rhode Island, Mortgage Revenue Refunding Bonds,                      1,041,900
 Series 1994A, FHA-Insured Mortgage Loan-Barbara Jordan Apartments Project), 6.650%, 7/01/15 -
 MBIA Insured
--------------------------------------------------------------------------------------------------------------------------
South Carolina - 3.1%

Charleston County, South Carolina, Certificates of Participation, Charleston Public Facilities Corporation,
Series 1994B:
  6.875%, 6/01/14 (Pre-refunded to 6/01/04) - MBIA Insured                                                       1,547,131
  7.000%, 6/01/19 (Pre-refunded to 6/01/04) - MBIA Insured                                                       2,583,551

Columbia, South Carolina, Certificates of Participation, Series 2003, Tourism Development Fee Pledge:
  5.250%, 6/01/16 - AMBAC Insured                                                                                2,205,752
  5.250%, 6/01/17 - AMBAC Insured                                                                                2,311,434

Georgetown County School District, South Carolina, General Obligation Bonds, Series 2000,                        3,615,165
 5.250%, 3/01/20 - FSA Insured

Greenville Memorial Auditorium District Public Facilities Corporation, South Carolina, Certificates of           6,157,638
 Participation, Bi-Lo Center Project, Series 1996B, 5.750%, 3/01/22 (Pre-refunded to 3/01/06) -
 AMBAC Insured

Spartanburg County Health Services District Inc., South Carolina, Hospital Revenue Refunding Bonds,             10,689,480
 Series 2002, 5.250%, 4/15/32 - FSA Insured

----
34

   Principal
Amount (000) Description
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
             Tennessee - 3.0%

    $  2,000 Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue Bonds, Series 1999D,
              6.000%, 3/01/24 (Alternative Minimum Tax) - AMBAC Insured

             Health, Educational, and Housing Facilities Board of the City of Memphis, Tennessee, Multifamily
             Housing Revenue Bonds, Series 2000A, Hickory Pointe Apartments Project:
       1,190   5.850%, 7/01/20 - MBIA Insured
       5,155   5.950%, 7/01/31 - MBIA Insured

      16,000 Health and Educational Facilities Board of the Metropolitan Government of Nashville and
              Davidson Counties, Tennessee, Revenue Bonds, Ascension Health Credit Group, Series 1999A,
              6.000%, 11/15/30 (Pre-refunded to 11/15/09) - AMBAC Insured
---------------------------------------------------------------------------------------------------------------------
             Texas - 11.1%

       3,000 Bexar County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Baptist
              Memorial Hospital System Project, Series 1994, 6.750%, 8/15/19 (Pre-refunded to 8/15/04) -
              MBIA Insured

             Cities of Dallas and Fort Worth, Texas, Dallas-Ft. Worth International Airport, Joint Revenue Refunding
             and Improvement Bonds, Series 2001A:
       8,000   5.625%, 11/01/26 (Alternative Minimum Tax) - FGIC Insured
       3,855   5.500%, 11/01/31 (Alternative Minimum Tax) - FGIC Insured

       2,605 City of DeSoto, Dallas County, Texas, General Obligation Bonds, Series 2001, 5.500%, 2/15/21 -
              FGIC Insured

             Houston Sports Authority, Harris County, Texas, Senior Lien Revenue Bonds, Series 2001G:
       1,000   5.750%, 11/15/19 - MBIA Insured
       5,000   5.250%, 11/15/21 - MBIA Insured
       6,500   5.250%, 11/15/22 - MBIA Insured
       6,800   5.250%, 11/15/30 - MBIA Insured
       2,500   5.375%, 11/15/41 - MBIA Insured

             Harris County Hospital District, Texas, Refunding Revenue Bonds, Series 1990:
         420   7.400%, 2/15/10 - AMBAC Insured
         580   7.400%, 2/15/10 - AMBAC Insured

       5,010 Houston, Texas, General Obligation Bonds, Series 2002 Refunding, 5.000%, 3/01/25 - MBIA Insured

       2,280 North Texas Municipal Water District, Regional Wastewater System Revenue Bonds, Series 2001,
              5.125%, 6/01/20 - FGIC Insured

       3,000 Raven Hills Higher Education Corporation, Texas, Student Housing Revenue Bonds, Texan Hall LLC -
              Angelo State University, Series 2002A, 5.000%, 8/01/33 - MBIA Insured

             Retama Development Corporation, Texas, Special Facilities Revenue Bonds, Retama Park Racetrack
             Project, Series 1993:
       9,715   8.750%, 12/15/18
       5,405   10.000%, 12/15/20

       5,000 Tarrant County Health Facilities Development Corporation, Texas, Hospital Revenue Refunding and
              Improvement Bonds, Fort Worth Osteopathic Hospital Inc. Project, Series 1993, 6.000%, 5/15/21 -
              MBIA Insured

       6,080 Texas Health Facilities Development Corporation, Hospital Revenue Bonds, All Saints Episcopal
              Hospitals of Fort Worth Project, Series 1993B, 6.250%, 8/15/22 (Pre-refunded to 8/15/03) -
              MBIA Insured

      20,000 Texas Turnpike Authority, Central Texas Turnpike System First Tier Revenue Bonds, Series 2002A,
              0.000%, 8/15/17 - AMBAC Insured

       4,070 Williamson County, Texas, General Obligation Bonds, Drivers Series 188, 13.350%, 2/15/21 (IF) -
              FSA Insured

                                                                                                          Optional Call
Description                                                                                                 Provisions*
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Tennessee - 3.0%

Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue Bonds, Series 1999D,                 3/10 at 101.00
 6.000%, 3/01/24 (Alternative Minimum Tax) - AMBAC Insured

Health, Educational, and Housing Facilities Board of the City of Memphis, Tennessee, Multifamily
Housing Revenue Bonds, Series 2000A, Hickory Pointe Apartments Project:
  5.850%, 7/01/20 - MBIA Insured                                                                         7/10 at 102.00
  5.950%, 7/01/31 - MBIA Insured                                                                         7/10 at 102.00

Health and Educational Facilities Board of the Metropolitan Government of Nashville and                 11/09 at 101.00
 Davidson Counties, Tennessee, Revenue Bonds, Ascension Health Credit Group, Series 1999A,
 6.000%, 11/15/30 (Pre-refunded to 11/15/09) - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------
Texas - 11.1%

Bexar County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Baptist           8/04 at 102.00
 Memorial Hospital System Project, Series 1994, 6.750%, 8/15/19 (Pre-refunded to 8/15/04) -
 MBIA Insured

Cities of Dallas and Fort Worth, Texas, Dallas-Ft. Worth International Airport, Joint Revenue Refunding
and Improvement Bonds, Series 2001A:
  5.625%, 11/01/26 (Alternative Minimum Tax) - FGIC Insured                                             11/11 at 100.00
  5.500%, 11/01/31 (Alternative Minimum Tax) - FGIC Insured                                             11/11 at 100.00

City of DeSoto, Dallas County, Texas, General Obligation Bonds, Series 2001, 5.500%, 2/15/21 -           2/11 at 100.00
 FGIC Insured

Houston Sports Authority, Harris County, Texas, Senior Lien Revenue Bonds, Series 2001G:
  5.750%, 11/15/19 - MBIA Insured                                                                       11/11 at 100.00
  5.250%, 11/15/21 - MBIA Insured                                                                       11/11 at 100.00
  5.250%, 11/15/22 - MBIA Insured                                                                       11/11 at 100.00
  5.250%, 11/15/30 - MBIA Insured                                                                       11/11 at 100.00
  5.375%, 11/15/41 - MBIA Insured                                                                       11/11 at 100.00

Harris County Hospital District, Texas, Refunding Revenue Bonds, Series 1990:
  7.400%, 2/15/10 - AMBAC Insured                                                                          No Opt. Call
  7.400%, 2/15/10 - AMBAC Insured                                                                          No Opt. Call

Houston, Texas, General Obligation Bonds, Series 2002 Refunding, 5.000%, 3/01/25 - MBIA Insured          3/12 at 100.00

North Texas Municipal Water District, Regional Wastewater System Revenue Bonds, Series 2001,            12/11 at 100.00
 5.125%, 6/01/20 - FGIC Insured

Raven Hills Higher Education Corporation, Texas, Student Housing Revenue Bonds, Texan Hall LLC -         8/12 at 100.00
 Angelo State University, Series 2002A, 5.000%, 8/01/33 - MBIA Insured

Retama Development Corporation, Texas, Special Facilities Revenue Bonds, Retama Park Racetrack
Project, Series 1993:
  8.750%, 12/15/18                                                                                         No Opt. Call
  10.000%, 12/15/20                                                                                        No Opt. Call

Tarrant County Health Facilities Development Corporation, Texas, Hospital Revenue Refunding and            No Opt. Call
 Improvement Bonds, Fort Worth Osteopathic Hospital Inc. Project, Series 1993, 6.000%, 5/15/21 -
 MBIA Insured

Texas Health Facilities Development Corporation, Hospital Revenue Bonds, All Saints Episcopal            8/03 at 102.00
 Hospitals of Fort Worth Project, Series 1993B, 6.250%, 8/15/22 (Pre-refunded to 8/15/03) -
 MBIA Insured

Texas Turnpike Authority, Central Texas Turnpike System First Tier Revenue Bonds, Series 2002A,            No Opt. Call
 0.000%, 8/15/17 - AMBAC Insured

Williamson County, Texas, General Obligation Bonds, Drivers Series 188, 13.350%, 2/15/21 (IF) -          2/11 at 100.00
 FSA Insured

                                                                                                                          Market
Description                                                                                             Ratings**          Value
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Tennessee - 3.0%

Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue Bonds, Series 1999D,                      AAA $    2,183,920
 6.000%, 3/01/24 (Alternative Minimum Tax) - AMBAC Insured

Health, Educational, and Housing Facilities Board of the City of Memphis, Tennessee, Multifamily
Housing Revenue Bonds, Series 2000A, Hickory Pointe Apartments Project:
  5.850%, 7/01/20 - MBIA Insured                                                                              Aaa      1,299,278
  5.950%, 7/01/31 - MBIA Insured                                                                              Aaa      5,590,237

Health and Educational Facilities Board of the Metropolitan Government of Nashville and                       AAA     19,158,400
 Davidson Counties, Tennessee, Revenue Bonds, Ascension Health Credit Group, Series 1999A,
 6.000%, 11/15/30 (Pre-refunded to 11/15/09) - AMBAC Insured
--------------------------------------------------------------------------------------------------------------------------------
Texas - 11.1%

Bexar County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Baptist                AAA      3,273,450
 Memorial Hospital System Project, Series 1994, 6.750%, 8/15/19 (Pre-refunded to 8/15/04) -
 MBIA Insured

Cities of Dallas and Fort Worth, Texas, Dallas-Ft. Worth International Airport, Joint Revenue Refunding
and Improvement Bonds, Series 2001A:
  5.625%, 11/01/26 (Alternative Minimum Tax) - FGIC Insured                                                   AAA      8,430,640
  5.500%, 11/01/31 (Alternative Minimum Tax) - FGIC Insured                                                   AAA      4,021,073

City of DeSoto, Dallas County, Texas, General Obligation Bonds, Series 2001, 5.500%, 2/15/21 -                AAA      2,814,416
 FGIC Insured

Houston Sports Authority, Harris County, Texas, Senior Lien Revenue Bonds, Series 2001G:
  5.750%, 11/15/19 - MBIA Insured                                                                             AAA      1,120,550
  5.250%, 11/15/21 - MBIA Insured                                                                             AAA      5,312,600
  5.250%, 11/15/22 - MBIA Insured                                                                             AAA      6,873,100
  5.250%, 11/15/30 - MBIA Insured                                                                             AAA      7,087,232
  5.375%, 11/15/41 - MBIA Insured                                                                             AAA      2,607,725

Harris County Hospital District, Texas, Refunding Revenue Bonds, Series 1990:
  7.400%, 2/15/10 - AMBAC Insured                                                                             AAA        483,029
  7.400%, 2/15/10 - AMBAC Insured                                                                             AAA        684,388

Houston, Texas, General Obligation Bonds, Series 2002 Refunding, 5.000%, 3/01/25 - MBIA Insured               AAA      5,137,404

North Texas Municipal Water District, Regional Wastewater System Revenue Bonds, Series 2001,                  AAA      2,408,068
 5.125%, 6/01/20 - FGIC Insured

Raven Hills Higher Education Corporation, Texas, Student Housing Revenue Bonds, Texan Hall LLC -              Aaa      3,045,300
 Angelo State University, Series 2002A, 5.000%, 8/01/33 - MBIA Insured

Retama Development Corporation, Texas, Special Facilities Revenue Bonds, Retama Park Racetrack
Project, Series 1993:
  8.750%, 12/15/18                                                                                            AAA     14,921,074
  10.000%, 12/15/20                                                                                           AAA      8,990,731

Tarrant County Health Facilities Development Corporation, Texas, Hospital Revenue Refunding and               AAA      5,875,450
 Improvement Bonds, Fort Worth Osteopathic Hospital Inc. Project, Series 1993, 6.000%, 5/15/21 -
 MBIA Insured

Texas Health Facilities Development Corporation, Hospital Revenue Bonds, All Saints Episcopal                 AAA      6,292,618
 Hospitals of Fort Worth Project, Series 1993B, 6.250%, 8/15/22 (Pre-refunded to 8/15/03) -
 MBIA Insured

Texas Turnpike Authority, Central Texas Turnpike System First Tier Revenue Bonds, Series 2002A,               AAA     10,282,000
 0.000%, 8/15/17 - AMBAC Insured

Williamson County, Texas, General Obligation Bonds, Drivers Series 188, 13.350%, 2/15/21 (IF) -               AAA      5,017,415
 FSA Insured

----
35

Portfolio of Investments
NUVEEN INSURED MUNICIPAL BOND FUND (continued)
April 30, 2003

   Principal                                                                                                        Optional Call
Amount (000) Description                                                                                              Provisions*
----------------------------------------------------------------------------------------------------------------------------------
             Utah - 1.3%

    $  5,000 Emery County, Utah, Pollution Control Revenue Refunding Bonds, Series 1993A, Pacificorp Projects,    11/03 at 102.00
              5.650%, 11/01/23 - AMBAC Insured

       3,055 Utah State Building Ownership Authority, Lease Revenue Bonds, State Facilities Master Lease Program, 11/05 at 100.00
              Series 1995A, 5.750%, 5/15/18 (Pre-refunded to 11/15/05) - AMBAC Insured

       3,500 White City Water Improvement District, Salt Lake County, Utah, General Obligation Water Bonds,        2/05 at 100.00
              Series 1995, 6.600%, 2/01/25 (Pre-refunded to 2/01/05) - AMBAC Insured
----------------------------------------------------------------------------------------------------------------------------------
             Vermont - 0.3%

       2,240 Vermont Housing Finance Agency, Single Family Housing Bonds, Series 12A, 6.300%, 11/01/31            11/09 at 100.00
              (Alternative Minimum Tax) - FSA Insured
----------------------------------------------------------------------------------------------------------------------------------
             Virginia - 0.7%

       5,755 Industrial Development Authority of the City of Alexandria, Virginia, Fixed Rate Revenue Bonds,      10/10 at 101.00
              Institute for Defense Analyses, Series 2000A, 5.900%, 10/01/20 - AMBAC Insured
----------------------------------------------------------------------------------------------------------------------------------
             Washington - 9.8%

       3,000 Public Utility District No. 1 of Chelan County, Washington, Chelan Hydro-Consolidated System Revenue  7/11 at 101.00
              Bonds, Series 2001A, 5.600%, 1/01/36 (Alternative Minimum Tax) - MBIA Insured

       5,040 Public Utility District No. 1 of Chelan County, Washington, Chelan Hydro-Consolidated System Revenue  7/12 at 100.00
              Bonds, Series 2002A, 5.450%, 7/01/37 (Alternative Minimum Tax) - AMBAC Insured

       2,140 Public Utility District No. 1 of Chelan County, Washington, Chelan Hydro-Consolidated System Revenue  7/12 at 100.00
              Bonds, Series 2002B, 5.250%, 7/01/37 (Alternative Minimum Tax) - AMBAC Insured

             Public Utility District No. 1 of Douglas County, Washington, Wells Hydro-Electric Revenue Bonds,
             Refunding Series 2000A:
       2,975   6.300%, 9/01/15 (Alternative Minimum Tax) - MBIA Insured                                            9/10 at 100.00
       1,135   6.350%, 9/01/18 (Alternative Minimum Tax) - MBIA Insured                                            9/10 at 100.00

       3,300 Energy Northwest, Washington, Columbia Generating Station Electric Revenue Bonds, Series 2002,        7/12 at 100.00
              ROL-SER-II-152, 14.280%, 7/01/18 (IF) - MBIA Insured

             Energy Northwest, Washington, Wind Project Revenue Bonds, Series 2003:
       1,720   5.000%, 7/01/19 (WI, settling 5/07/03) - AMBAC Insured                                              7/12 at 100.00
       1,435   5.000%, 7/01/23 (WI, settling 5/07/03) - AMBAC Insured                                              7/12 at 100.00

       1,000 City of Marysville, Washington, Water and Sewer Revenue Bonds, 1991, 7.000%, 12/01/11                12/03 at 100.00
              (Pre-refunded to 12/01/03) - MBIA Insured

       6,000 Port of Seattle, Washington, Revenue Bonds, Series 1999A, 5.000%, 9/01/24 - FGIC Insured              9/12 at 100.00

       1,785 Port of Seattle, Washington, Revenue Bonds, Series 1999B Subordinate Lien, 5.500%, 9/01/16            9/12 at 100.00
              (Alternative Minimum Tax) - FGIC Insured

       8,775 Port of Seattle, Washington, Special Facility Revenue Bonds, Terminal 18 Project, Series 1999C,       3/10 at 101.00
              6.000%, 9/01/20 (Alternative Minimum Tax) - MBIA Insured

             Port of Seattle, Washington, Special Facility Revenue Bonds, Terminal 18 Project, Series 1999B:
         460   6.250%, 9/01/26 (Alternative Minimum Tax) (Pre-refunded to 3/01/10) - MBIA Insured                  3/10 at 101.00
       7,475   6.250%, 9/01/26 (Alternative Minimum Tax) - MBIA Insured                                            3/10 at 101.00

      11,400 City of Seattle, Washington, Water System and Refunding Revenue Bonds, 1993, 5.250%, 3/01/24 -        3/09 at 100.00
              FGIC Insured

       5,000 Public Utility District No. 1, Snohomish County, Washington, Generation System Revenue Bonds,         1/04 at 102.00
              Series 1993B, 5.800%, 1/01/24 (Alternative Minimum Tax) - MBIA Insured

       1,000 Public Utility District No. 1, Snohomish County, Washington, Water Revenue Bonds, Series 2002         6/12 at 100.00
              Refunding, 5.500%, 12/01/22 - FGIC Insured

       7,825 Arlington School District No. 16, Snohomish County, Washington, Unlimited Tax General Obligation     12/10 at 100.00
              Bonds, 2000, 5.750%, 12/01/19 - FGIC Insured

             Yelm Community Schools, Thurston and Pierce Counties, Washington, General Obligation Bonds,
             Series 2003:
       3,255   5.250%, 12/01/16 - FSA Insured                                                                      6/13 at 100.00
       2,000   5.250%, 12/01/18 - FSA Insured                                                                      6/13 at 100.00

                                                                                                                    Market
Description                                                                                          Ratings**       Value
--------------------------------------------------------------------------------------------------------------------------
Utah - 1.3%

Emery County, Utah, Pollution Control Revenue Refunding Bonds, Series 1993A, Pacificorp Projects,          AAA $ 5,199,150
 5.650%, 11/01/23 - AMBAC Insured

Utah State Building Ownership Authority, Lease Revenue Bonds, State Facilities Master Lease Program,       AAA   3,378,799
 Series 1995A, 5.750%, 5/15/18 (Pre-refunded to 11/15/05) - AMBAC Insured

White City Water Improvement District, Salt Lake County, Utah, General Obligation Water Bonds,             AAA   3,818,115
 Series 1995, 6.600%, 2/01/25 (Pre-refunded to 2/01/05) - AMBAC Insured
--------------------------------------------------------------------------------------------------------------------------
Vermont - 0.3%

Vermont Housing Finance Agency, Single Family Housing Bonds, Series 12A, 6.300%, 11/01/31                  AAA   2,397,539
 (Alternative Minimum Tax) - FSA Insured
--------------------------------------------------------------------------------------------------------------------------
Virginia - 0.7%

Industrial Development Authority of the City of Alexandria, Virginia, Fixed Rate Revenue Bonds,            AAA   6,648,406
 Institute for Defense Analyses, Series 2000A, 5.900%, 10/01/20 - AMBAC Insured
--------------------------------------------------------------------------------------------------------------------------
Washington - 9.8%

Public Utility District No. 1 of Chelan County, Washington, Chelan Hydro-Consolidated System Revenue       AAA   3,157,470
 Bonds, Series 2001A, 5.600%, 1/01/36 (Alternative Minimum Tax) - MBIA Insured

Public Utility District No. 1 of Chelan County, Washington, Chelan Hydro-Consolidated System Revenue       AAA   5,205,564
 Bonds, Series 2002A, 5.450%, 7/01/37 (Alternative Minimum Tax) - AMBAC Insured

Public Utility District No. 1 of Chelan County, Washington, Chelan Hydro-Consolidated System Revenue       AAA   2,172,357
 Bonds, Series 2002B, 5.250%, 7/01/37 (Alternative Minimum Tax) - AMBAC Insured

Public Utility District No. 1 of Douglas County, Washington, Wells Hydro-Electric Revenue Bonds,
Refunding Series 2000A:
  6.300%, 9/01/15 (Alternative Minimum Tax) - MBIA Insured                                                 AAA   3,416,103
  6.350%, 9/01/18 (Alternative Minimum Tax) - MBIA Insured                                                 AAA   1,286,318

Energy Northwest, Washington, Columbia Generating Station Electric Revenue Bonds, Series 2002,             AAA   4,565,649
 ROL-SER-II-152, 14.280%, 7/01/18 (IF) - MBIA Insured

Energy Northwest, Washington, Wind Project Revenue Bonds, Series 2003:
  5.000%, 7/01/19 (WI, settling 5/07/03) - AMBAC Insured                                                   AAA   1,791,672
  5.000%, 7/01/23 (WI, settling 5/07/03) - AMBAC Insured                                                   AAA   1,462,351

City of Marysville, Washington, Water and Sewer Revenue Bonds, 1991, 7.000%, 12/01/11                      AAA   1,034,570
 (Pre-refunded to 12/01/03) - MBIA Insured

Port of Seattle, Washington, Revenue Bonds, Series 1999A, 5.000%, 9/01/24 - FGIC Insured                   AAA   6,164,100

Port of Seattle, Washington, Revenue Bonds, Series 1999B Subordinate Lien, 5.500%, 9/01/16                 AAA   1,944,597
 (Alternative Minimum Tax) - FGIC Insured

Port of Seattle, Washington, Special Facility Revenue Bonds, Terminal 18 Project, Series 1999C,            AAA   9,630,738
 6.000%, 9/01/20 (Alternative Minimum Tax) - MBIA Insured

Port of Seattle, Washington, Special Facility Revenue Bonds, Terminal 18 Project, Series 1999B:
  6.250%, 9/01/26 (Alternative Minimum Tax) (Pre-refunded to 3/01/10) - MBIA Insured                       AAA     549,369
  6.250%, 9/01/26 (Alternative Minimum Tax) - MBIA Insured                                                 AAA   8,238,721

City of Seattle, Washington, Water System and Refunding Revenue Bonds, 1993, 5.250%, 3/01/24 -             AAA  11,989,722
 FGIC Insured

Public Utility District No. 1, Snohomish County, Washington, Generation System Revenue Bonds,              AAA   5,211,500
 Series 1993B, 5.800%, 1/01/24 (Alternative Minimum Tax) - MBIA Insured

Public Utility District No. 1, Snohomish County, Washington, Water Revenue Bonds, Series 2002              AAA   1,084,340
 Refunding, 5.500%, 12/01/22 - FGIC Insured

Arlington School District No. 16, Snohomish County, Washington, Unlimited Tax General Obligation           Aaa   8,891,156
 Bonds, 2000, 5.750%, 12/01/19 - FGIC Insured

Yelm Community Schools, Thurston and Pierce Counties, Washington, General Obligation Bonds,
Series 2003:
  5.250%, 12/01/16 - FSA Insured                                                                           Aaa   3,599,835
  5.250%, 12/01/18 - FSA Insured                                                                           Aaa   2,180,600

----
36

   Principal                                            Optional Call                   Market
Amount (000) Description                                  Provisions* Ratings**          Value
----------------------------------------------------------------------------------------------
             Washington (continued)

    $  2,050 Washington State Higher Education        10/12 at 100.00       AAA $    2,135,547
              Facilities Authority, Revenue Bonds,
              Gonzaga University, Series 2002,
              5.050%, 4/01/22 - MBIA Insured

       5,000 Washington Public Power Supply System,      No Opt. Call       AAA      5,414,050
              Nuclear Project No. 2 Refunding
              Revenue Bonds, Series 1993B 5.400%,
              7/01/05 - FSA Insured

       2,000 Bellingham School District No. 501,      12/04 at 100.00       AAA      2,154,440
              Whatcom County, Washington, Unlimited
              Tax General Obligation Bonds, 1994,
              6.125%, 12/01/13 (Pre-refunded to
              12/01/04) - FGIC Insured
----------------------------------------------------------------------------------------------
             Wisconsin - 1.2%

       3,365 Evansville Community School District,     4/11 at 100.00       AAA      3,681,917
              Dane, Green, and Rock Counties,
              Wisconsin, General Obligation
              Refunding Bonds, Series 2001, 5.500%,
              4/01/19 - FGIC Insured

       2,000 City of Superior, Wisconsin, Limited        No Opt. Call       AAA      2,617,640
              Obligation Refunding Revenue Bonds,
              Midwest Energy Resources Company
              Project, Series E-19 91
              (Collateralized), 6.900%, 8/01/21 -
              FGIC Insured

       5,000 State of Wisconsin, General Obligation    5/13 at 100.00       AAA      5,355,600
              Bonds, Series 2002G, 5.000%, 5/01/18 -
              MBIA Insured
----------------------------------------------------------------------------------------------
    $861,654 Total Long-Term Investments (cost                                     912,585,218
              $829,172,372) - 96.1%
----------------------------------------------------------------------------------------------
------------
             Short-Term Investments - 3.2%

       4,000 Alachua County Health Facilities                            VMIG-1      4,000,000
              Authority, Florida, Continuing Care
              Retirement Community Bonds,
              Oak Hammock at the University of
              Florida Project, Series 2002A,
              Variable Rate Demand Obligations,
              1.350%, 10/01/32+

       8,600 Capital Projects Finance Authority,                         VMIG-1      8,600,000
              Florida, Continuing Care Retirement
              Community, Variable Rate Demand Bonds,
              Glenridge on Palmer Ranch, Series
              2002C, 1.350%, 6/01/12+

       2,635 Eastern Michigan University, Variable                         A-1+      2,635,000
              Rate Demand Revenue Bonds, Series 2001
              Refunding, 1.400%, 6/01/27 - FGIC
              Insured+

       4,000 Massachusetts Health and Educational                          A-1+      4,000,000
              Facilities Authority, Revenue Bonds,
              Wellesley College, Variable Rate
              Demand Obligations, Series 1999G,
              1.250%, 7/01/39+

       8,330 Nebraska Educational Finance Authority,                     VMIG-1      8,330,000
              Variable Rate Demand Revenue Bonds,
              Creighton University Project,
              Refunding Series 2001, 1.350%, 8/01/31+

       2,600 Industrial Development Authority of the                       A-1+      2,600,000
              City of Phoenix, Arizona, Variable
              Rate Demand Bonds, Series 2001, Valley
              of the Sun YMCA Project, 1.400%,
              1/01/31+
----------------------------------------------------------------------------------------------
    $ 30,165 Total Short-Term Investments (cost                                     30,165,000
              $30,165,000)
----------------------------------------------------------------------------------------------
------------
             Total Investments (cost $859,337,372) -                               942,750,218
              99.3%

             ---------------------------------------------------------------------------------
             Other Assets Less Liabilities - 0.7%                                    7,305,940

             ---------------------------------------------------------------------------------
             Net Assets - 100%                                                  $  950,056,158

             ---------------------------------------------------------------------------------

              All of the bonds in the portfolio, excluding temporary investments in short-term securities, are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.
           * Optional Call Provisions (not covered by the report of independent accountants): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
           ** Ratings (not covered by the report of independent accountants):
              Using the higher of Standard & Poor's or Moody's rating.
          *** Securities are backed by an escrow or trust containing sufficient
              U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
        (WI)  Security purchased on a when-issued basis.
         (IF) Inverse floating rate security.
           + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

                                See accompanying notes to financial statements.

----
37

Portfolio of Investments
NUVEEN INTERMEDIATE DURATION MUNICIPAL BOND FUND
April 30, 2003


   Principal
Amount (000) Description
--------------------------------------------------------------------------------------------------------------------
             Alabama - 0.2%

  $    5,000 Jefferson County, Alabama, Sewer Revenue Capital Improvement Warrants, Series 1999-A,
              5.750%, 2/01/38 (Pre-refunded to 2/01/09) - FGIC Insured
--------------------------------------------------------------------------------------------------------------------
             Alaska - 0.2%

       4,350 Alaska Housing Finance Corporation, Collateralized Home Mortgage Bonds, 1990 Series A,
              5.850%, 6/01/25
--------------------------------------------------------------------------------------------------------------------
             Arizona - 2.0%

      12,140 Arizona Health Facilities Authority, Revenue Bonds, Catholic Healthcare West, 1999 Series A,
              6.125%, 7/01/09

       6,000 Arizona Tourism and Sports Authority, Tax Revenue Bonds, Multipurpose Stadium Facility Project,
              Series 2003A, 5.375%, 7/01/19 - MBIA Insured

       8,000 Scottsdale Unified School District No. 48 of Maricopa County, Arizona, General Obligation Bonds,
              Series 1993 Improvements, 4.400%, 7/01/13 (Pre-refunded to 7/01/03)

       5,000 Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue
              Refunding Bonds, Salt River Project, 2002 Series A, 5.250%, 1/01/19

             Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue
             Refunding Bonds, Salt River Project, 1993 Series C:
      14,110  4.750%, 1/01/17 (Pre-refunded to 1/01/04)
       3,710  4.750%, 1/01/17

       6,000 Industrial Development Authority of the City of Scottsdale, Arizona, Hospital Revenue Refunding Bonds,
              Scottsdale Memorial Hospital, Series 1996A, 5.625%, 9/01/12 - AMBAC Insured
--------------------------------------------------------------------------------------------------------------------
             Arkansas - 0.5%

             Baxter County, Arkansas, Hospital Revenue Improvement Bonds, Series 1999B, Baxter County Regional
             Hospital:
         500  5.000%, 9/01/09
       2,500  5.625%, 9/01/28

       1,750 City of Fort Smith, Arkansas, Water and Sewer Revenue Bonds, Series 2002A Refunding and
              Construction, 5.000%, 10/01/21 - FSA Insured

       6,255 Jefferson County, Arkansas, Hospital Refunding Revenue Bonds, Series 1993, 6.000%, 7/01/06
              (Pre-refunded to 7/01/03)

       4,000 Jefferson County, Arkansas, Pollution Control Revenue Refunding Bonds, Entergy Arkansas, Inc. Project,
              Series 1997, 5.600%, 10/01/17
--------------------------------------------------------------------------------------------------------------------
             California - 12.9%

      21,220 California Health Facilities Financing Authority, Insured Health Facility Refunding Revenue Bonds,
              Catholic Healthcare West, 1994 Series A, 5.000%, 7/01/14 - AMBAC Insured

      16,900 State of California, General Obligation Bonds, Series 2003, 5.000%, 2/01/31 - MBIA Insured

             California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,
             Series L:
      15,515  5.700%, 12/01/16 (Pre-refunded to 6/01/03)
       8,000  5.750%, 12/01/19 (Pre-refunded to 6/01/03)
      12,250  5.500%, 12/01/23 (Pre-refunded to 6/01/03)

      21,000 California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,
              Series M, 4.875%, 12/01/27

             California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A:
       8,000  6.000%, 5/01/15
      10,000  5.875%, 5/01/16

      12,000 State Public Works Board of California, Lease Revenue Bonds, Department of Corrections, 1994
              Series A, California State Prison, Monterey County - Soledad II, 7.000%, 11/01/19
              (Pre-refunded to 11/01/04)

      38,795 California Statewide Communities Development Authority, Certificates of Participation, St. Joseph
              Health System Obligated Group, 5.500%, 7/01/23

                                                                                                         Optional Call
Description                                                                                                Provisions* Ratings**
---------------------------------------------------------------------------------------------------------------------------------
Alabama - 0.2%

Jefferson County, Alabama, Sewer Revenue Capital Improvement Warrants, Series 1999-A,                   2/09 at 101.00       AAA
 5.750%, 2/01/38 (Pre-refunded to 2/01/09) - FGIC Insured
---------------------------------------------------------------------------------------------------------------------------------
Alaska - 0.2%

Alaska Housing Finance Corporation, Collateralized Home Mortgage Bonds, 1990 Series A,                 12/03 at 102.00       AAA
 5.850%, 6/01/25
---------------------------------------------------------------------------------------------------------------------------------
Arizona - 2.0%

Arizona Health Facilities Authority, Revenue Bonds, Catholic Healthcare West, 1999 Series A,              No Opt. Call       BBB
 6.125%, 7/01/09

Arizona Tourism and Sports Authority, Tax Revenue Bonds, Multipurpose Stadium Facility Project,         7/13 at 100.00       Aaa
 Series 2003A, 5.375%, 7/01/19 - MBIA Insured

Scottsdale Unified School District No. 48 of Maricopa County, Arizona, General Obligation Bonds,        7/03 at 101.00     AA***
 Series 1993 Improvements, 4.400%, 7/01/13 (Pre-refunded to 7/01/03)

Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue        1/12 at 101.00        AA
 Refunding Bonds, Salt River Project, 2002 Series A, 5.250%, 1/01/19

Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue
Refunding Bonds, Salt River Project, 1993 Series C:
 4.750%, 1/01/17 (Pre-refunded to 1/01/04)                                                             1/04 at 100.00     AA***
 4.750%, 1/01/17                                                                                       1/04 at 100.00        AA

Industrial Development Authority of the City of Scottsdale, Arizona, Hospital Revenue Refunding Bonds,  9/03 at 100.00       AAA
 Scottsdale Memorial Hospital, Series 1996A, 5.625%, 9/01/12 - AMBAC Insured
---------------------------------------------------------------------------------------------------------------------------------
Arkansas - 0.5%

Baxter County, Arkansas, Hospital Revenue Improvement Bonds, Series 1999B, Baxter County Regional
Hospital:
 5.000%, 9/01/09                                                                                         No Opt. Call       BBB
 5.625%, 9/01/28                                                                                       9/09 at 100.00       BBB

City of Fort Smith, Arkansas, Water and Sewer Revenue Bonds, Series 2002A Refunding and                10/11 at 100.00       AAA
 Construction, 5.000%, 10/01/21 - FSA Insured

Jefferson County, Arkansas, Hospital Refunding Revenue Bonds, Series 1993, 6.000%, 7/01/06              7/03 at 102.00      A***
 (Pre-refunded to 7/01/03)

Jefferson County, Arkansas, Pollution Control Revenue Refunding Bonds, Entergy Arkansas, Inc. Project,  6/03 at 102.00      BBB-
 Series 1997, 5.600%, 10/01/17
---------------------------------------------------------------------------------------------------------------------------------
California - 12.9%

California Health Facilities Financing Authority, Insured Health Facility Refunding Revenue Bonds,      7/04 at 102.00       AAA
 Catholic Healthcare West, 1994 Series A, 5.000%, 7/01/14 - AMBAC Insured

State of California, General Obligation Bonds, Series 2003, 5.000%, 2/01/31 - MBIA Insured              2/13 at 100.00       AAA

California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,
Series L:
 5.700%, 12/01/16 (Pre-refunded to 6/01/03)                                                            6/03 at 101.50     AA***
 5.750%, 12/01/19 (Pre-refunded to 6/01/03)                                                            6/03 at 101.50     AA***
 5.500%, 12/01/23 (Pre-refunded to 6/01/03)                                                            6/03 at 101.50     AA***

California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,          12/03 at 101.00        AA
 Series M, 4.875%, 12/01/27

California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A:
 6.000%, 5/01/15                                                                                       5/12 at 101.00        A3
 5.875%, 5/01/16                                                                                       5/12 at 101.00        A3

State Public Works Board of California, Lease Revenue Bonds, Department of Corrections, 1994           11/04 at 102.00       Aaa
 Series A, California State Prison, Monterey County - Soledad II, 7.000%, 11/01/19
 (Pre-refunded to 11/01/04)

California Statewide Communities Development Authority, Certificates of Participation, St. Joseph       7/03 at 102.00       AA-
 Health System Obligated Group, 5.500%, 7/01/23

                                                                                                            Market
Description                                                                                                  Value
------------------------------------------------------------------------------------------------------------------
Alabama - 0.2%

Jefferson County, Alabama, Sewer Revenue Capital Improvement Warrants, Series 1999-A,                  $ 5,843,750
 5.750%, 2/01/38 (Pre-refunded to 2/01/09) - FGIC Insured
------------------------------------------------------------------------------------------------------------------
Alaska - 0.2%

Alaska Housing Finance Corporation, Collateralized Home Mortgage Bonds, 1990 Series A,                   4,452,965
 5.850%, 6/01/25
------------------------------------------------------------------------------------------------------------------
Arizona - 2.0%

Arizona Health Facilities Authority, Revenue Bonds, Catholic Healthcare West, 1999 Series A,            13,332,027
 6.125%, 7/01/09

Arizona Tourism and Sports Authority, Tax Revenue Bonds, Multipurpose Stadium Facility Project,          6,633,240
 Series 2003A, 5.375%, 7/01/19 - MBIA Insured

Scottsdale Unified School District No. 48 of Maricopa County, Arizona, General Obligation Bonds,         8,124,640
 Series 1993 Improvements, 4.400%, 7/01/13 (Pre-refunded to 7/01/03)

Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue         5,448,950
 Refunding Bonds, Salt River Project, 2002 Series A, 5.250%, 1/01/19

Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue
Refunding Bonds, Salt River Project, 1993 Series C:
 4.750%, 1/01/17 (Pre-refunded to 1/01/04)                                                             14,454,707
 4.750%, 1/01/17                                                                                        3,727,882

Industrial Development Authority of the City of Scottsdale, Arizona, Hospital Revenue Refunding Bonds,   6,079,560
 Scottsdale Memorial Hospital, Series 1996A, 5.625%, 9/01/12 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------
Arkansas - 0.5%

Baxter County, Arkansas, Hospital Revenue Improvement Bonds, Series 1999B, Baxter County Regional
Hospital:
 5.000%, 9/01/09                                                                                          525,200
 5.625%, 9/01/28                                                                                        2,505,050

City of Fort Smith, Arkansas, Water and Sewer Revenue Bonds, Series 2002A Refunding and                  1,837,605
 Construction, 5.000%, 10/01/21 - FSA Insured

Jefferson County, Arkansas, Hospital Refunding Revenue Bonds, Series 1993, 6.000%, 7/01/06               6,430,203
 (Pre-refunded to 7/01/03)

Jefferson County, Arkansas, Pollution Control Revenue Refunding Bonds, Entergy Arkansas, Inc. Project,   3,861,760
 Series 1997, 5.600%, 10/01/17
------------------------------------------------------------------------------------------------------------------
California - 12.9%

California Health Facilities Financing Authority, Insured Health Facility Refunding Revenue Bonds,      22,401,954
 Catholic Healthcare West, 1994 Series A, 5.000%, 7/01/14 - AMBAC Insured

State of California, General Obligation Bonds, Series 2003, 5.000%, 2/01/31 - MBIA Insured              17,285,151

California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,
Series L:
 5.700%, 12/01/16 (Pre-refunded to 6/01/03)                                                            15,809,164
 5.750%, 12/01/19 (Pre-refunded to 6/01/03)                                                             8,152,000
 5.500%, 12/01/23 (Pre-refunded to 6/01/03)                                                            12,480,178

California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,           21,047,460
 Series M, 4.875%, 12/01/27

California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A:
 6.000%, 5/01/15                                                                                        9,232,720
 5.875%, 5/01/16                                                                                       11,325,800

State Public Works Board of California, Lease Revenue Bonds, Department of Corrections, 1994            13,288,080
 Series A, California State Prison, Monterey County - Soledad II, 7.000%, 11/01/19
 (Pre-refunded to 11/01/04)

California Statewide Communities Development Authority, Certificates of Participation, St. Joseph       39,469,257
 Health System Obligated Group, 5.500%, 7/01/23

----
38

   Principal
Amount (000) Description
----------------------------------------------------------------------------------------------------------------------
             California (continued)

  $   17,390 Central Joint Powers Health Financing Authority, Certificates of Participation, Series 1993, Community
              Hospital of Central California, 5.250%, 2/01/13

       1,000 Contra Costa Water District, Contra Costa County, California, Water Revenue Bonds, Series G,
              5.000%, 10/01/24 - MBIA Insured

       9,000 East Bay Municipal Utility District, Alameda and Contra Costa Counties, California, Water System
              Subordinated Revenue Refunding Bonds, Series 1993A, 5.000%, 6/01/21 - MBIA Insured

      10,000 Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series 1995A,
              6.000%, 1/01/34 (Pre-refunded to 1/01/07)

      14,505 Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds,
              Series 2003-A1, 6.750%, 6/01/39

         555 La Mirada Redevelopment Agency, California, Community Facilities District No.89-1, Refunding Special
              Tax Bonds, Civic Theatre Project, Series 1998, Tax Increment Contribution, 5.200%, 10/01/06

      10,000 Los Angeles, California, Special Tax Bonds, Community Facilities District No. 4, Playa Vista Phase I,
              Series 2003, 4.750%, 9/01/31 - AMBAC Insured

      17,040 Los Angeles Convention and Exhibition Center Authority, California, Lease Revenue Bonds,
              1993 Refunding Series A, 5.125%, 8/15/13 - MBIA Insured

      15,345 Los Angeles Department of Airports, California, Los Angeles International Airport Revenue Bonds,
              Series 2003B, 5.000%, 5/15/14 (WI, settling 5/07/03) - MBIA Insured

       2,500 Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2001 A,
              Subseries A-3, 5.375%, 7/01/21

       5,900 Los Angeles Unified School District, Los Angeles County, California, General Obligation Bonds,
              Series 2003A, 4.750%, 1/01/28 - MBIA Insured

       8,685 Los Angeles Unified School District, Los Angeles County, California, General Obligation Bonds,
              Series 2003F, 4.750%, 7/01/24 - FGIC Insured

       3,000 City of Los Angeles, California, Wastewater System Revenue Bonds, Series 1993B, 5.700%, 6/01/23
              (Pre-refunded to 6/01/03) - MBIA Insured

      20,670 City of Los Angeles, California, Wastewater System Revenue Bonds, Series 1993D, 5.200%, 11/01/21 -
              FGIC Insured

      15,750 Los Angeles County Metropolitan Transportation Authority, California, Proposition A, Sales Tax Revenue
              Refunding Bonds, Series 1993-A, 5.500%, 7/01/13 (Pre-refunded to 7/01/03)

             Los Angeles County Metropolitan Transportation Authority, California, Proposition C, Sales Tax Revenue
             Bonds, Second Senior Series 1993-B:
      20,935  4.750%, 7/01/18 - AMBAC Insured
       8,000  5.250%, 7/01/23 - AMBAC Insured

      10,500 Los Angeles County Sanitation Districts Financing Authority, California, Capital Projects Revenue Bonds,
              1993 Series A, Senior Ad Valorem Obligation Bonds, 5.375%, 10/01/13

       4,000 San Diego County, California, Certificates of Participation, Series 1999, The Burnham Institute,
              6.250%, 9/01/29

       3,220 Vallejo City Unified School District, Solano County, California, General Obligation Bonds, Series 2002A
              Refunding, 5.900%, 2/01/18 - MBIA Insured

       1,290 Yuba County Water Agency, California, Yuba River Development Revenue Bonds, Series A,
              4.000%, 3/01/16
----------------------------------------------------------------------------------------------------------------------
             Colorado - 1.1%

       2,300 E-470 Public Highway Authority, Arapahoe County, Colorado, Capital Improvement Trust Fund Highway
              Revenue Bonds, E-470 Project, Senior Series C, 0.000%, 8/31/06 (Pre-refunded to 8/31/05)

       2,000 Aurora Centretech Metropolitan District, Arapahoe County, Colorado, General Obligation Refunding
              Bonds, Series 1998C, 4.875%, 12/01/28 (Mandatory put 12/01/08)

         500 Colorado Health Facilities Authority, Revenue Bonds, Series 1995, Covenant Retirement Communities
              Inc., 6.200%, 12/01/07

                                                                                                           Optional Call
Description                                                                                                  Provisions*
-------------------------------------------------------------------------------------------------------------------------
California (continued)

Central Joint Powers Health Financing Authority, Certificates of Participation, Series 1993, Community    8/03 at 102.00
 Hospital of Central California, 5.250%, 2/01/13

Contra Costa Water District, Contra Costa County, California, Water Revenue Bonds, Series G,             10/04 at 102.00
 5.000%, 10/01/24 - MBIA Insured

East Bay Municipal Utility District, Alameda and Contra Costa Counties, California, Water System          6/03 at 102.00
 Subordinated Revenue Refunding Bonds, Series 1993A, 5.000%, 6/01/21 - MBIA Insured

Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series 1995A,       1/07 at 100.00
 6.000%, 1/01/34 (Pre-refunded to 1/01/07)

Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds,       6/13 at 100.00
 Series 2003-A1, 6.750%, 6/01/39

La Mirada Redevelopment Agency, California, Community Facilities District No.89-1, Refunding Special        No Opt. Call
 Tax Bonds, Civic Theatre Project, Series 1998, Tax Increment Contribution, 5.200%, 10/01/06

Los Angeles, California, Special Tax Bonds, Community Facilities District No. 4, Playa Vista Phase I,     9/12 at 102.00
 Series 2003, 4.750%, 9/01/31 - AMBAC Insured

Los Angeles Convention and Exhibition Center Authority, California, Lease Revenue Bonds,                  8/03 at 102.00
 1993 Refunding Series A, 5.125%, 8/15/13 - MBIA Insured

Los Angeles Department of Airports, California, Los Angeles International Airport Revenue Bonds,            No Opt. Call
 Series 2003B, 5.000%, 5/15/14 (WI, settling 5/07/03) - MBIA Insured

Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2001 A,         7/06 at 100.00
 Subseries A-3, 5.375%, 7/01/21

Los Angeles Unified School District, Los Angeles County, California, General Obligation Bonds,            7/13 at 100.00
 Series 2003A, 4.750%, 1/01/28 - MBIA Insured

Los Angeles Unified School District, Los Angeles County, California, General Obligation Bonds,            7/13 at 100.00
 Series 2003F, 4.750%, 7/01/24 - FGIC Insured

City of Los Angeles, California, Wastewater System Revenue Bonds, Series 1993B, 5.700%, 6/01/23           6/03 at 102.00
 (Pre-refunded to 6/01/03) - MBIA Insured

City of Los Angeles, California, Wastewater System Revenue Bonds, Series 1993D, 5.200%, 11/01/21 -       11/03 at 102.00
 FGIC Insured

Los Angeles County Metropolitan Transportation Authority, California, Proposition A, Sales Tax Revenue    7/03 at 102.00
 Refunding Bonds, Series 1993-A, 5.500%, 7/01/13 (Pre-refunded to 7/01/03)

Los Angeles County Metropolitan Transportation Authority, California, Proposition C, Sales Tax Revenue
Bonds, Second Senior Series 1993-B:
 4.750%, 7/01/18 - AMBAC Insured                                                                         7/03 at 102.00
 5.250%, 7/01/23 - AMBAC Insured                                                                         7/03 at 102.00

Los Angeles County Sanitation Districts Financing Authority, California, Capital Projects Revenue Bonds, 10/03 at 102.00
 1993 Series A, Senior Ad Valorem Obligation Bonds, 5.375%, 10/01/13

San Diego County, California, Certificates of Participation, Series 1999, The Burnham Institute,          9/09 at 101.00
 6.250%, 9/01/29

Vallejo City Unified School District, Solano County, California, General Obligation Bonds, Series 2002A     No Opt. Call
 Refunding, 5.900%, 2/01/18 - MBIA Insured

Yuba County Water Agency, California, Yuba River Development Revenue Bonds, Series A,                     9/03 at 100.00
 4.000%, 3/01/16
-------------------------------------------------------------------------------------------------------------------------
Colorado - 1.1%

E-470 Public Highway Authority, Arapahoe County, Colorado, Capital Improvement Trust Fund Highway          8/05 at 95.92
 Revenue Bonds, E-470 Project, Senior Series C, 0.000%, 8/31/06 (Pre-refunded to 8/31/05)

Aurora Centretech Metropolitan District, Arapahoe County, Colorado, General Obligation Refunding         12/06 at 102.00
 Bonds, Series 1998C, 4.875%, 12/01/28 (Mandatory put 12/01/08)

Colorado Health Facilities Authority, Revenue Bonds, Series 1995, Covenant Retirement Communities        12/05 at 102.00
 Inc., 6.200%, 12/01/07

                                                                                                                        Market
Description                                                                                              Ratings**       Value
------------------------------------------------------------------------------------------------------------------------------
California (continued)

Central Joint Powers Health Financing Authority, Certificates of Participation, Series 1993, Community        Baa1 $17,568,769
 Hospital of Central California, 5.250%, 2/01/13

Contra Costa Water District, Contra Costa County, California, Water Revenue Bonds, Series G,                   AAA   1,017,070
 5.000%, 10/01/24 - MBIA Insured

East Bay Municipal Utility District, Alameda and Contra Costa Counties, California, Water System               AAA   9,123,210
 Subordinated Revenue Refunding Bonds, Series 1993A, 5.000%, 6/01/21 - MBIA Insured

Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series 1995A,            AAA  11,452,000
 6.000%, 1/01/34 (Pre-refunded to 1/01/07)

Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds,             A-  12,855,056
 Series 2003-A1, 6.750%, 6/01/39

La Mirada Redevelopment Agency, California, Community Facilities District No.89-1, Refunding Special           N/R     596,725
 Tax Bonds, Civic Theatre Project, Series 1998, Tax Increment Contribution, 5.200%, 10/01/06

Los Angeles, California, Special Tax Bonds, Community Facilities District No. 4, Playa Vista Phase I,          AAA   9,884,200
 Series 2003, 4.750%, 9/01/31 - AMBAC Insured

Los Angeles Convention and Exhibition Center Authority, California, Lease Revenue Bonds,                       AAA  17,563,639
 1993 Refunding Series A, 5.125%, 8/15/13 - MBIA Insured

Los Angeles Department of Airports, California, Los Angeles International Airport Revenue Bonds,               AAA  17,146,963
 Series 2003B, 5.000%, 5/15/14 (WI, settling 5/07/03) - MBIA Insured

Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2001 A,              AA-   2,646,275
 Subseries A-3, 5.375%, 7/01/21

Los Angeles Unified School District, Los Angeles County, California, General Obligation Bonds,                 AAA   5,925,665
 Series 2003A, 4.750%, 1/01/28 - MBIA Insured

Los Angeles Unified School District, Los Angeles County, California, General Obligation Bonds,                 AAA   8,814,059
 Series 2003F, 4.750%, 7/01/24 - FGIC Insured

City of Los Angeles, California, Wastewater System Revenue Bonds, Series 1993B, 5.700%, 6/01/23                AAA   3,071,880
 (Pre-refunded to 6/01/03) - MBIA Insured

City of Los Angeles, California, Wastewater System Revenue Bonds, Series 1993D, 5.200%, 11/01/21 -             AAA  21,463,108
 FGIC Insured

Los Angeles County Metropolitan Transportation Authority, California, Proposition A, Sales Tax Revenue       AA***  16,182,338
 Refunding Bonds, Series 1993-A, 5.500%, 7/01/13 (Pre-refunded to 7/01/03)

Los Angeles County Metropolitan Transportation Authority, California, Proposition C, Sales Tax Revenue
Bonds, Second Senior Series 1993-B:
 4.750%, 7/01/18 - AMBAC Insured                                                                              AAA  21,211,342
 5.250%, 7/01/23 - AMBAC Insured                                                                              AAA   8,210,080

Los Angeles County Sanitation Districts Financing Authority, California, Capital Projects Revenue Bonds,        AA  10,882,095
 1993 Series A, Senior Ad Valorem Obligation Bonds, 5.375%, 10/01/13

San Diego County, California, Certificates of Participation, Series 1999, The Burnham Institute,              Baa3   4,200,880
 6.250%, 9/01/29

Vallejo City Unified School District, Solano County, California, General Obligation Bonds, Series 2002A        AAA   3,878,522
 Refunding, 5.900%, 2/01/18 - MBIA Insured

Yuba County Water Agency, California, Yuba River Development Revenue Bonds, Series A,                          Ba3   1,203,518
 4.000%, 3/01/16
------------------------------------------------------------------------------------------------------------------------------
Colorado - 1.1%

E-470 Public Highway Authority, Arapahoe County, Colorado, Capital Improvement Trust Fund Highway              AAA   2,129,409
 Revenue Bonds, E-470 Project, Senior Series C, 0.000%, 8/31/06 (Pre-refunded to 8/31/05)

Aurora Centretech Metropolitan District, Arapahoe County, Colorado, General Obligation Refunding               AA-   2,138,560
 Bonds, Series 1998C, 4.875%, 12/01/28 (Mandatory put 12/01/08)

Colorado Health Facilities Authority, Revenue Bonds, Series 1995, Covenant Retirement Communities             BBB+     544,310
 Inc., 6.200%, 12/01/07

----
39

Portfolio of Investments
NUVEEN INTERMEDIATE DURATION MUNICIPAL BOND FUND (continued)
April 30, 2003

   Principal
Amount (000) Description
-------------------------------------------------------------------------------------------------------------------
             Colorado (continued)

  $    2,000 Colorado Health Facilities Authority, Hospital Revenue Bonds, PorterCare Adventist Health System
              Project, Series 2001, 6.500%, 11/15/31

       9,915 City and County of Denver, Colorado, Airport System Revenue Refunding Bonds, Series 2001A,
              5.500%, 11/15/16 (Alternative Minimum Tax) - FGIC Insured

       8,245 E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997A,
              5.250%, 9/01/18 - MBIA Insured

      10,000 E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B,
              0.000%, 9/01/21 - MBIA Insured

         380 Eagle County Air Terminal Corporation, Colorado, Airport Terminal Project Revenue Bonds, Series 1996,
              6.750%, 5/01/06 (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------
             Connecticut - 0.0%

         335 Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator Lisbon
              Project, Series 1993A, 5.150%, 1/01/05 (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------
             District of Columbia - 0.8%

       1,900 District of Columbia, General Obligation Refunding Bonds, Series 1994A-1, 6.000%, 6/01/11 - MBIA
              Insured

             District of Columbia Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed
             Bonds, Series 2001:
      11,605  6.250%, 5/15/24
       2,920  6.500%, 5/15/33

       6,250 Washington Convention Center Authority, Washington, D.C., Senior Lien Dedicated Tax Revenue Bonds,
              Series 1998, 5.250%, 10/01/17 - AMBAC Insured
-------------------------------------------------------------------------------------------------------------------
             Florida - 3.2%

         300 Brevard County Housing Finance Authority, Florida, Multifamily Housing Revenue Refunding Bonds,
              Windover Oaks and Windover Health Club Apartments Projects, Series 1996A, 6.900%, 2/01/27
              (Mandatory put 2/01/07)

       5,000 Broward County Board of Education, Florida, Certificates of Participation, Series 2003,
              5.000%, 7/01/23 - MBIA Insured

         500 Dade County, Florida, Seaport Revenue Refunding Bonds, Series 1995, 6.200%, 10/01/10 - MBIA
              Insured

             Dade County, Florida, Special Obligation and Refunding Bonds, Series 1996B:
         145  0.000%, 10/01/09 - AMBAC Insured
         190  0.000%, 10/01/09 - AMBAC Insured

       5,200 Escambia County Health Facilities Authority, Florida, Revenue Bonds, Ascension Health Credit Group,
              Series 2003A, 5.250%, 11/15/13

         105 Escambia County Housing Finance Authority, Florida, Single Family Mortgage Revenue Bonds,
              Series 1997A, Multi-County Program, 5.500%, 4/01/08 (Alternative Minimum Tax)

         200 Escambia County, Florida, Pollution Control Revenue Refunding Bonds, Champion International
              Corporation Project, Series 1992, 6.950%, 11/01/07

         130 Florida Housing Finance Agency, Single Family Mortgage Revenue Refunding Bonds, Series 1995A,
              6.000%, 1/01/04 (Alternative Minimum Tax)

         500 State of Florida, Full Faith and Credit, Broward County Expressway Authority Bonds, Series of 1984,
              9.875%, 7/01/09

         200 Halifax Hospital Medical Center, Daytona Beach, Florida, Healthcare Facilities Revenue Bonds, Halifax
              Management System, Inc. Project, 1998 Series A, 4.600%, 4/01/08 - ACA Insured

         150 Indian Trace Community Development District, Broward County, Florida, Water Management Special
              Benefit Refunding Bonds, Series 1995A, 5.500%, 5/01/06 - MBIA Insured

      10,000 JEA, Florida, Water and Sewer System Revenue Bonds, Series 2002A, 5.500%, 10/01/41 - MBIA
              Insured

                                                                                                        Optional Call
Description                                                                                               Provisions* Ratings**
--------------------------------------------------------------------------------------------------------------------------------
Colorado (continued)

Colorado Health Facilities Authority, Hospital Revenue Bonds, PorterCare Adventist Health System      11/11 at 101.00        A-
 Project, Series 2001, 6.500%, 11/15/31

City and County of Denver, Colorado, Airport System Revenue Refunding Bonds, Series 2001A,            11/11 at 100.00       AAA
 5.500%, 11/15/16 (Alternative Minimum Tax) - FGIC Insured

E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997A,                          9/07 at 101.00       AAA
 5.250%, 9/01/18 - MBIA Insured

E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B,                            No Opt. Call       AAA
 0.000%, 9/01/21 - MBIA Insured

Eagle County Air Terminal Corporation, Colorado, Airport Terminal Project Revenue Bonds, Series 1996,    No Opt. Call       N/R
 6.750%, 5/01/06 (Alternative Minimum Tax)
--------------------------------------------------------------------------------------------------------------------------------
Connecticut - 0.0%

Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator Lisbon        7/03 at 102.00       BBB
 Project, Series 1993A, 5.150%, 1/01/05 (Alternative Minimum Tax)
--------------------------------------------------------------------------------------------------------------------------------
District of Columbia - 0.8%

District of Columbia, General Obligation Refunding Bonds, Series 1994A-1, 6.000%, 6/01/11 - MBIA         No Opt. Call       AAA
 Insured

District of Columbia Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed
Bonds, Series 2001:
 6.250%, 5/15/24                                                                                      5/11 at 101.00        A-
 6.500%, 5/15/33                                                                                        No Opt. Call        A-

Washington Convention Center Authority, Washington, D.C., Senior Lien Dedicated Tax Revenue Bonds,    10/08 at 101.00       AAA
 Series 1998, 5.250%, 10/01/17 - AMBAC Insured
--------------------------------------------------------------------------------------------------------------------------------
Florida - 3.2%

Brevard County Housing Finance Authority, Florida, Multifamily Housing Revenue Refunding Bonds,        2/06 at 101.00       AAA
 Windover Oaks and Windover Health Club Apartments Projects, Series 1996A, 6.900%, 2/01/27
 (Mandatory put 2/01/07)

Broward County Board of Education, Florida, Certificates of Participation, Series 2003,                7/13 at 100.00       AAA
 5.000%, 7/01/23 - MBIA Insured

Dade County, Florida, Seaport Revenue Refunding Bonds, Series 1995, 6.200%, 10/01/10 - MBIA              No Opt. Call       AAA
 Insured

Dade County, Florida, Special Obligation and Refunding Bonds, Series 1996B:
 0.000%, 10/01/09 - AMBAC Insured                                                                     10/08 at 98.22       AAA
 0.000%, 10/01/09 - AMBAC Insured                                                                     10/08 at 98.22       AAA

Escambia County Health Facilities Authority, Florida, Revenue Bonds, Ascension Health Credit Group,      No Opt. Call        AA
 Series 2003A, 5.250%, 11/15/13

Escambia County Housing Finance Authority, Florida, Single Family Mortgage Revenue Bonds,              4/07 at 102.00       Aaa
 Series 1997A, Multi-County Program, 5.500%, 4/01/08 (Alternative Minimum Tax)

Escambia County, Florida, Pollution Control Revenue Refunding Bonds, Champion International            5/03 at 102.00       BBB
 Corporation Project, Series 1992, 6.950%, 11/01/07

Florida Housing Finance Agency, Single Family Mortgage Revenue Refunding Bonds, Series 1995A,            No Opt. Call       AAA
 6.000%, 1/01/04 (Alternative Minimum Tax)

State of Florida, Full Faith and Credit, Broward County Expressway Authority Bonds, Series of 1984,      No Opt. Call       AAA
 9.875%, 7/01/09

Halifax Hospital Medical Center, Daytona Beach, Florida, Healthcare Facilities Revenue Bonds, Halifax    No Opt. Call         A
 Management System, Inc. Project, 1998 Series A, 4.600%, 4/01/08 - ACA Insured

Indian Trace Community Development District, Broward County, Florida, Water Management Special         5/05 at 102.00       AAA
 Benefit Refunding Bonds, Series 1995A, 5.500%, 5/01/06 - MBIA Insured

JEA, Florida, Water and Sewer System Revenue Bonds, Series 2002A, 5.500%, 10/01/41 - MBIA              4/07 at 100.00       AAA
 Insured

                                                                                                           Market
Description                                                                                                 Value
-----------------------------------------------------------------------------------------------------------------
Colorado (continued)

Colorado Health Facilities Authority, Hospital Revenue Bonds, PorterCare Adventist Health System      $ 2,180,940
 Project, Series 2001, 6.500%, 11/15/31

City and County of Denver, Colorado, Airport System Revenue Refunding Bonds, Series 2001A,             10,724,758
 5.500%, 11/15/16 (Alternative Minimum Tax) - FGIC Insured

E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997A,                           8,969,488
 5.250%, 9/01/18 - MBIA Insured

E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B,                           3,957,400
 0.000%, 9/01/21 - MBIA Insured

Eagle County Air Terminal Corporation, Colorado, Airport Terminal Project Revenue Bonds, Series 1996,     374,414
 6.750%, 5/01/06 (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------------------
Connecticut - 0.0%

Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator Lisbon           342,216
 Project, Series 1993A, 5.150%, 1/01/05 (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------------------
District of Columbia - 0.8%

District of Columbia, General Obligation Refunding Bonds, Series 1994A-1, 6.000%, 6/01/11 - MBIA        2,232,975
 Insured

District of Columbia Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed
Bonds, Series 2001:
 6.250%, 5/15/24                                                                                      10,671,378
 6.500%, 5/15/33                                                                                       2,486,468

Washington Convention Center Authority, Washington, D.C., Senior Lien Dedicated Tax Revenue Bonds,      6,770,250
 Series 1998, 5.250%, 10/01/17 - AMBAC Insured
-----------------------------------------------------------------------------------------------------------------
Florida - 3.2%

Brevard County Housing Finance Authority, Florida, Multifamily Housing Revenue Refunding Bonds,           333,615
 Windover Oaks and Windover Health Club Apartments Projects, Series 1996A, 6.900%, 2/01/27
 (Mandatory put 2/01/07)

Broward County Board of Education, Florida, Certificates of Participation, Series 2003,                 5,220,600
 5.000%, 7/01/23 - MBIA Insured

Dade County, Florida, Seaport Revenue Refunding Bonds, Series 1995, 6.200%, 10/01/10 - MBIA               599,925
 Insured

Dade County, Florida, Special Obligation and Refunding Bonds, Series 1996B:
 0.000%, 10/01/09 - AMBAC Insured                                                                        118,640
 0.000%, 10/01/09 - AMBAC Insured                                                                        153,509

Escambia County Health Facilities Authority, Florida, Revenue Bonds, Ascension Health Credit Group,     5,728,632
 Series 2003A, 5.250%, 11/15/13

Escambia County Housing Finance Authority, Florida, Single Family Mortgage Revenue Bonds,                 115,374
 Series 1997A, Multi-County Program, 5.500%, 4/01/08 (Alternative Minimum Tax)

Escambia County, Florida, Pollution Control Revenue Refunding Bonds, Champion International               204,518
 Corporation Project, Series 1992, 6.950%, 11/01/07

Florida Housing Finance Agency, Single Family Mortgage Revenue Refunding Bonds, Series 1995A,             133,605
 6.000%, 1/01/04 (Alternative Minimum Tax)

State of Florida, Full Faith and Credit, Broward County Expressway Authority Bonds, Series of 1984,       663,140
 9.875%, 7/01/09

Halifax Hospital Medical Center, Daytona Beach, Florida, Healthcare Facilities Revenue Bonds, Halifax     212,694
 Management System, Inc. Project, 1998 Series A, 4.600%, 4/01/08 - ACA Insured

Indian Trace Community Development District, Broward County, Florida, Water Management Special            164,675
 Benefit Refunding Bonds, Series 1995A, 5.500%, 5/01/06 - MBIA Insured

JEA, Florida, Water and Sewer System Revenue Bonds, Series 2002A, 5.500%, 10/01/41 - MBIA              10,821,100
 Insured

----
40

   Principal
Amount (000) Description
-----------------------------------------------------------------------------------------------------------------------
             Florida (continued)

  $    8,500 JEA, Florida, Water and Sewer System Revenue Bonds, Series 2002C, 4.875%, 10/01/41

       4,210 Jacksonville Electric Authority, Florida, St. John's River Power Park System Revenue Bonds, Issue Two,
              Series Nine Refunding, 5.250%, 10/01/21

             Jacksonville, Florida, Excise Taxes Revenue Bonds, Series 2003C Refunding:
       2,250  5.250%, 10/01/19 (Alternative Minimum Tax) (WI, settling 7/03/03) - MBIA Insured
       1,730  5.250%, 10/01/20 (Alternative Minimum Tax) (WI, settling 7/03/03) - MBIA Insured

         165 Jacksonville Health Facilities Authority, Florida, Tax-Exempt Industrial Development Revenue Bonds,
              National Benevolent Association - Cypress Village Florida Project, Series 1996A, 5.850%, 12/01/06

       2,595 Jacksonville, Florida, Sales Tax Revenue Bonds, Better Jacksonville, Series 2003, 5.000%, 10/01/22 -
              MBIA Insured

         400 Lee County, Florida, Capital Refunding Revenue Bonds, Series 1997A, 5.750%, 10/01/11 -
              MBIA Insured

         250 Hospital Board of Directors of Lee County, Florida, Hospital Revenue Bonds, Lee Memorial Health
              System, Fixed Rate Hospital Revenue Bonds, 1997 Series A, 5.400%, 4/01/09 - MBIA Insured

         200 City of Leesburg, Florida, Hospital Revenue Refunding Bonds, Leesburg Regional Medical Center
              Project, Series 1996A, 5.600%, 7/01/08

      20,000 Miami-Dade County, Florida, Aviation Revenue Bonds, Series 2002A, Miami International Airport,
              5.125%, 10/01/35 (Alternative Minimum Tax) - FSA Insured

         200 Orange County Housing Finance Authority, Florida, Single Family Mortgage Revenue Bonds, GNMA and
              Fannie Mae Securities Program, Series 1997B, 5.400%, 9/01/09 (Alternative Minimum Tax)

      25,675 Orlando Utilities Commission, Florida, Water and Electric Subordinated Revenue Bonds, Series 1989D,
              5.000%, 10/01/23 (Pre-refunded to 6/13/03)

       1,000 Sanford Airport Authority, Florida, Industrial Development Revenue Bonds, Central Florida Terminals
              Inc. Project, Series 1995A, 7.500%, 5/01/06 (Alternative Minimum Tax)

         110 Sanford Airport Authority, Florida, Industrial Development Revenue Bonds, Central Florida Terminals
              Inc. Project, Series 1997C, 6.750%, 5/01/05

         200 Sarasota County Health Facilities Authority, Florida, Health Facilities Revenue Refunding Bonds,
              Series 1995, Sunnyside Properties Project, 5.500%, 5/15/05

         900 Sarasota Housing Authority, Florida, First Mortgage Revenue Bonds, The Elderly Housing Corporation of
              Sarasota, Inc. Project, Series 1978, 7.500%, 7/01/09
-----------------------------------------------------------------------------------------------------------------------
             Georgia - 0.6%

      12,460 City of Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2001A, 5.000%, 11/01/39 -
              MBIA Insured

       5,000 Private Colleges and Universities Authority, Georgia, Mercer University Project, Revenue Bonds,
              Series 2001, 5.750%, 10/01/31
-----------------------------------------------------------------------------------------------------------------------
             Illinois - 16.6%

       2,000 Community Unit School District Number 100, Boone, McHenry, and DeKalb Counties, Illinois, Belvidere
              Capital Appreciation School Bonds, Series 1997, 0.000%, 12/01/13 - FSA Insured

       7,880 City of Chicago, Illinois, General Obligation Bonds, Series 1993, 5.250%, 1/01/18 - FGIC Insured

       2,000 City of Chicago, Illinois, General Obligation Bonds, City Colleges of Chicago Capital Improvement
              Project, Series 1999, 0.000%, 1/01/14 - FGIC Insured

      14,570 Chicago Metropolitan Housing Development Corporation, Illinois, Housing Development Revenue
              Refunding Bonds, FHA-Insured Mortgage Loans - Section 8 Assisted Projects, Series 1992B,
              6.900%, 7/01/22

      17,500 Chicago Housing Authority, Illinois, Capital Program Revenue Bonds, Series 2001, 5.375%, 7/01/19

         500 Chicago O'Hare International Airport, Illinois, Special Facilities Revenue Bonds, United Air Lines, Inc.,
              Series 1999B, 5.200%, 4/01/11 (Alternative Minimum Tax)#

      22,395 Chicago O'Hare International Airport, Illinois, General Airport Second Lien, Revenue Refunding Bonds,
              1993 Series C, 5.000%, 1/01/18 - MBIA Insured

                                                                                                            Optional Call
Description                                                                                                   Provisions*
--------------------------------------------------------------------------------------------------------------------------
Florida (continued)

JEA, Florida, Water and Sewer System Revenue Bonds, Series 2002C, 4.875%, 10/01/41                        10/07 at 100.00

Jacksonville Electric Authority, Florida, St. John's River Power Park System Revenue Bonds, Issue Two,    10/03 at 100.00
 Series Nine Refunding, 5.250%, 10/01/21

Jacksonville, Florida, Excise Taxes Revenue Bonds, Series 2003C Refunding:
 5.250%, 10/01/19 (Alternative Minimum Tax) (WI, settling 7/03/03) - MBIA Insured                        10/13 at 100.00
 5.250%, 10/01/20 (Alternative Minimum Tax) (WI, settling 7/03/03) - MBIA Insured                        10/13 at 100.00

Jacksonville Health Facilities Authority, Florida, Tax-Exempt Industrial Development Revenue Bonds,          No Opt. Call
 National Benevolent Association - Cypress Village Florida Project, Series 1996A, 5.850%, 12/01/06

Jacksonville, Florida, Sales Tax Revenue Bonds, Better Jacksonville, Series 2003, 5.000%, 10/01/22 -      10/13 at 100.00
 MBIA Insured

Lee County, Florida, Capital Refunding Revenue Bonds, Series 1997A, 5.750%, 10/01/11 -                       No Opt. Call
 MBIA Insured

Hospital Board of Directors of Lee County, Florida, Hospital Revenue Bonds, Lee Memorial Health            4/07 at 102.00
 System, Fixed Rate Hospital Revenue Bonds, 1997 Series A, 5.400%, 4/01/09 - MBIA Insured

City of Leesburg, Florida, Hospital Revenue Refunding Bonds, Leesburg Regional Medical Center              7/06 at 102.00
 Project, Series 1996A, 5.600%, 7/01/08

Miami-Dade County, Florida, Aviation Revenue Bonds, Series 2002A, Miami International Airport,            10/12 at 100.00
 5.125%, 10/01/35 (Alternative Minimum Tax) - FSA Insured

Orange County Housing Finance Authority, Florida, Single Family Mortgage Revenue Bonds, GNMA and           9/07 at 102.00
 Fannie Mae Securities Program, Series 1997B, 5.400%, 9/01/09 (Alternative Minimum Tax)

Orlando Utilities Commission, Florida, Water and Electric Subordinated Revenue Bonds, Series 1989D,        6/03 at 100.00
 5.000%, 10/01/23 (Pre-refunded to 6/13/03)

Sanford Airport Authority, Florida, Industrial Development Revenue Bonds, Central Florida Terminals          No Opt. Call
 Inc. Project, Series 1995A, 7.500%, 5/01/06 (Alternative Minimum Tax)

Sanford Airport Authority, Florida, Industrial Development Revenue Bonds, Central Florida Terminals          No Opt. Call
 Inc. Project, Series 1997C, 6.750%, 5/01/05

Sarasota County Health Facilities Authority, Florida, Health Facilities Revenue Refunding Bonds,             No Opt. Call
 Series 1995, Sunnyside Properties Project, 5.500%, 5/15/05

Sarasota Housing Authority, Florida, First Mortgage Revenue Bonds, The Elderly Housing Corporation of      7/03 at 102.00
 Sarasota, Inc. Project, Series 1978, 7.500%, 7/01/09
--------------------------------------------------------------------------------------------------------------------------
Georgia - 0.6%

City of Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2001A, 5.000%, 11/01/39 -             5/12 at 100.00
 MBIA Insured

Private Colleges and Universities Authority, Georgia, Mercer University Project, Revenue Bonds,           10/11 at 102.00
 Series 2001, 5.750%, 10/01/31
--------------------------------------------------------------------------------------------------------------------------
Illinois - 16.6%

Community Unit School District Number 100, Boone, McHenry, and DeKalb Counties, Illinois, Belvidere          No Opt. Call
 Capital Appreciation School Bonds, Series 1997, 0.000%, 12/01/13 - FSA Insured

City of Chicago, Illinois, General Obligation Bonds, Series 1993, 5.250%, 1/01/18 - FGIC Insured           1/04 at 102.00

City of Chicago, Illinois, General Obligation Bonds, City Colleges of Chicago Capital Improvement            No Opt. Call
 Project, Series 1999, 0.000%, 1/01/14 - FGIC Insured

Chicago Metropolitan Housing Development Corporation, Illinois, Housing Development Revenue                7/03 at 101.00
 Refunding Bonds, FHA-Insured Mortgage Loans - Section 8 Assisted Projects, Series 1992B,
 6.900%, 7/01/22

Chicago Housing Authority, Illinois, Capital Program Revenue Bonds, Series 2001, 5.375%, 7/01/19           7/12 at 100.00

Chicago O'Hare International Airport, Illinois, Special Facilities Revenue Bonds, United Air Lines, Inc.,    No Opt. Call
 Series 1999B, 5.200%, 4/01/11 (Alternative Minimum Tax)#

Chicago O'Hare International Airport, Illinois, General Airport Second Lien, Revenue Refunding Bonds,      1/04 at 102.00
 1993 Series C, 5.000%, 1/01/18 - MBIA Insured

                                                                                                                         Market
Description                                                                                               Ratings**       Value
-------------------------------------------------------------------------------------------------------------------------------
Florida (continued)

JEA, Florida, Water and Sewer System Revenue Bonds, Series 2002C, 4.875%, 10/01/41                              Aa3 $ 8,507,990

Jacksonville Electric Authority, Florida, St. John's River Power Park System Revenue Bonds, Issue Two,           AA   4,264,520
 Series Nine Refunding, 5.250%, 10/01/21

Jacksonville, Florida, Excise Taxes Revenue Bonds, Series 2003C Refunding:
 5.250%, 10/01/19 (Alternative Minimum Tax) (WI, settling 7/03/03) - MBIA Insured                              AAA   2,367,292
 5.250%, 10/01/20 (Alternative Minimum Tax) (WI, settling 7/03/03) - MBIA Insured                              AAA   1,808,438

Jacksonville Health Facilities Authority, Florida, Tax-Exempt Industrial Development Revenue Bonds,            Baa3     164,170
 National Benevolent Association - Cypress Village Florida Project, Series 1996A, 5.850%, 12/01/06

Jacksonville, Florida, Sales Tax Revenue Bonds, Better Jacksonville, Series 2003, 5.000%, 10/01/22 -            AAA   2,729,473
 MBIA Insured

Lee County, Florida, Capital Refunding Revenue Bonds, Series 1997A, 5.750%, 10/01/11 -                          AAA     469,588
 MBIA Insured

Hospital Board of Directors of Lee County, Florida, Hospital Revenue Bonds, Lee Memorial Health                 AAA     280,928
 System, Fixed Rate Hospital Revenue Bonds, 1997 Series A, 5.400%, 4/01/09 - MBIA Insured

City of Leesburg, Florida, Hospital Revenue Refunding Bonds, Leesburg Regional Medical Center                     A     218,762
 Project, Series 1996A, 5.600%, 7/01/08

Miami-Dade County, Florida, Aviation Revenue Bonds, Series 2002A, Miami International Airport,                  AAA  20,203,200
 5.125%, 10/01/35 (Alternative Minimum Tax) - FSA Insured

Orange County Housing Finance Authority, Florida, Single Family Mortgage Revenue Bonds, GNMA and                AAA     217,354
 Fannie Mae Securities Program, Series 1997B, 5.400%, 9/01/09 (Alternative Minimum Tax)

Orlando Utilities Commission, Florida, Water and Electric Subordinated Revenue Bonds, Series 1989D,             Aa2  25,794,645
 5.000%, 10/01/23 (Pre-refunded to 6/13/03)

Sanford Airport Authority, Florida, Industrial Development Revenue Bonds, Central Florida Terminals             N/R   1,004,240
 Inc. Project, Series 1995A, 7.500%, 5/01/06 (Alternative Minimum Tax)

Sanford Airport Authority, Florida, Industrial Development Revenue Bonds, Central Florida Terminals             N/R     108,911
 Inc. Project, Series 1997C, 6.750%, 5/01/05

Sarasota County Health Facilities Authority, Florida, Health Facilities Revenue Refunding Bonds,                N/R     204,926
 Series 1995, Sunnyside Properties Project, 5.500%, 5/15/05

Sarasota Housing Authority, Florida, First Mortgage Revenue Bonds, The Elderly Housing Corporation of           N/R     920,790
 Sarasota, Inc. Project, Series 1978, 7.500%, 7/01/09
-------------------------------------------------------------------------------------------------------------------------------
Georgia - 0.6%

City of Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2001A, 5.000%, 11/01/39 -                  AAA  12,701,599
 MBIA Insured

Private Colleges and Universities Authority, Georgia, Mercer University Project, Revenue Bonds,                Baa1   5,295,200
 Series 2001, 5.750%, 10/01/31
-------------------------------------------------------------------------------------------------------------------------------
Illinois - 16.6%

Community Unit School District Number 100, Boone, McHenry, and DeKalb Counties, Illinois, Belvidere             Aaa   1,282,720
 Capital Appreciation School Bonds, Series 1997, 0.000%, 12/01/13 - FSA Insured

City of Chicago, Illinois, General Obligation Bonds, Series 1993, 5.250%, 1/01/18 - FGIC Insured                AAA   8,214,506

City of Chicago, Illinois, General Obligation Bonds, City Colleges of Chicago Capital Improvement               AAA   1,262,320
 Project, Series 1999, 0.000%, 1/01/14 - FGIC Insured

Chicago Metropolitan Housing Development Corporation, Illinois, Housing Development Revenue                      AA  14,882,527
 Refunding Bonds, FHA-Insured Mortgage Loans - Section 8 Assisted Projects, Series 1992B,
 6.900%, 7/01/22

Chicago Housing Authority, Illinois, Capital Program Revenue Bonds, Series 2001, 5.375%, 7/01/19              AA***  18,417,175

Chicago O'Hare International Airport, Illinois, Special Facilities Revenue Bonds, United Air Lines, Inc.,        Ca      44,250
 Series 1999B, 5.200%, 4/01/11 (Alternative Minimum Tax)#

Chicago O'Hare International Airport, Illinois, General Airport Second Lien, Revenue Refunding Bonds,           AAA  23,299,310
 1993 Series C, 5.000%, 1/01/18 - MBIA Insured

----
41

Portfolio of Investments
NUVEEN INTERMEDIATE DURATION MUNICIPAL BOND FUND (continued)
April 30, 2003

   Principal
Amount (000) Description
---------------------------------------------------------------------------------------------------------------------
             Illinois (continued)

  $   61,250 Chicago O'Hare International Airport, Illinois, General Revenue Refunding Bonds, 1993 Series A,
              5.000%, 1/01/16

       3,205 City of Chicago, Illinois, Wastewater Transmission Revenue Bonds, Series 1995, 5.000%, 1/01/15 -
              FGIC Insured

      22,335 City of Chicago, Illinois, Water Revenue Bonds, Series 1995, 5.000%, 11/01/15 - FGIC Insured

             Cook County, Illinois, General Obligation Bonds, Series 1993A:
       9,175  5.000%, 11/15/23 (Pre-refunded to 11/15/03) - MBIA Insured
      21,205  5.000%, 11/15/23 - MBIA Insured

       8,000 Cook County, Illinois, General Obligation Bonds, Series 2002C, 5.000%, 11/15/25 - AMBAC Insured

       4,890 Cook County Community Consolidated School District 15, Palatine, Illinois, General Obligation Bonds,
              Series 2001, 0.000%, 12/01/19 - FGIC Insured

      11,350 DuPage Water Commission, DuPage, Cook and Will Counties, Illinois, Water Refunding Revenue Bonds,
              Series 1993, 5.250%, 5/01/14

       1,000 Illinois Development Finance Authority Adjustable Rate Solid Waste Disposal Revenue Bonds, Waste
              Management, Inc. Project, Series 1997, 5.050%, 1/01/10 (Alternative Minimum Tax)

       5,000 Illinois Development Finance Authority, Local Government Program Revenue Bonds, Series 2001, Elgin
              School District Number U-46 Project, 0.000%, 1/01/16 - FSA Insured

         225 Illinois Development Finance Authority, Economic Development Revenue Bonds, Series 1998, The Latin
              School of Chicago Project, 5.250%, 8/01/09

      17,075 Illinois Educational Facilities Authority, Revenue Refunding Bonds, The University of Chicago,
              Series 1993B, 5.600%, 7/01/24

      57,600 Illinois Health Facilities Authority, Revenue Bonds, Series 1994A, Northwestern Memorial Hospital,
              6.000%, 8/15/24

       6,115 Illinois Health Facilities Authority, Revenue Refunding Bonds, Series 1993, Illinois Masonic Medical
              Center, 5.500%, 10/01/19 (Pre-refunded to 10/01/03)

             Illinois Health Facilities Authority, Revenue Bonds, Series 1993, Rush-Presbyterian-St. Luke's Medical
             Center Obligated Group:
       3,000  5.250%, 11/15/20 - MBIA Insured
      34,120  5.500%, 11/15/25 - MBIA Insured

       7,275 Illinois Health Facilities Authority, Revenue Bonds, Series 1994, Southern Illinois Hospital Services,
              5.850%, 3/01/14 (Pre-refunded to 3/01/04) - MBIA Insured

         770 Illinois Health Facilities Authority, Revenue Bonds, Series 1996, Mercy Hospital and Medical Center
              Project, 6.000%, 1/01/06

       8,000 Illinois Health Facilities Authority, FHA-Insured Mortgage Revenue Bonds, Series 1996, Sinai Health
              System, 6.000%, 2/15/24 - AMBAC Insured

             Illinois Health Facilities Authority, Revenue Bonds, Series 1998, Centegra Health System:
         500  5.500%, 9/01/09
         500  5.500%, 9/01/10

       1,000 Illinois Health Facilities Authority, Revenue Refunding Bonds, Series 1998, The Methodist Medical
              Center of Illinois, 5.500%, 11/15/12 - MBIA Insured

         500 Illinois Health Facilities Authority, Revenue Bonds, Victory Health Service, Series 1997A,
              5.750%, 8/15/08

       8,000 Illinois Health Facilities Authority, Revenue Bonds, Series 1999, OSF Healthcare System,
              6.250%, 11/15/29

       9,025 Illinois Health Facilities Authority, Revenue Bonds, Series 2000, Condell Medical Center,
              7.000%, 5/15/22

       3,000 Illinois Health Facilities Authority, Revenue Bonds, Passavant Memorial Area Hospital Association,
              Series 2001, 6.000%, 10/01/24

       6,000 Illinois Health Facilities Authority, Revenue Bonds, Lake Forest Hospital, Series 2003, 6.000%, 7/01/33

                                                                                                          Optional Call
Description                                                                                                 Provisions*
------------------------------------------------------------------------------------------------------------------------
Illinois (continued)

Chicago O'Hare International Airport, Illinois, General Revenue Refunding Bonds, 1993 Series A,          1/04 at 102.00
 5.000%, 1/01/16

City of Chicago, Illinois, Wastewater Transmission Revenue Bonds, Series 1995, 5.000%, 1/01/15 -         1/06 at 102.00
 FGIC Insured

City of Chicago, Illinois, Water Revenue Bonds, Series 1995, 5.000%, 11/01/15 - FGIC Insured            11/06 at 102.00

Cook County, Illinois, General Obligation Bonds, Series 1993A:
 5.000%, 11/15/23 (Pre-refunded to 11/15/03) - MBIA Insured                                            11/03 at 100.00
 5.000%, 11/15/23 - MBIA Insured                                                                       11/03 at 100.00

Cook County, Illinois, General Obligation Bonds, Series 2002C, 5.000%, 11/15/25 - AMBAC Insured         11/12 at 100.00

Cook County Community Consolidated School District 15, Palatine, Illinois, General Obligation Bonds,       No Opt. Call
 Series 2001, 0.000%, 12/01/19 - FGIC Insured

DuPage Water Commission, DuPage, Cook and Will Counties, Illinois, Water Refunding Revenue Bonds,        5/03 at 102.00
 Series 1993, 5.250%, 5/01/14

Illinois Development Finance Authority Adjustable Rate Solid Waste Disposal Revenue Bonds, Waste           No Opt. Call
 Management, Inc. Project, Series 1997, 5.050%, 1/01/10 (Alternative Minimum Tax)

Illinois Development Finance Authority, Local Government Program Revenue Bonds, Series 2001, Elgin         No Opt. Call
 School District Number U-46 Project, 0.000%, 1/01/16 - FSA Insured

Illinois Development Finance Authority, Economic Development Revenue Bonds, Series 1998, The Latin       8/08 at 100.00
 School of Chicago Project, 5.250%, 8/01/09

Illinois Educational Facilities Authority, Revenue Refunding Bonds, The University of Chicago,           7/03 at 102.00
 Series 1993B, 5.600%, 7/01/24

Illinois Health Facilities Authority, Revenue Bonds, Series 1994A, Northwestern Memorial Hospital,       8/04 at 102.00
 6.000%, 8/15/24

Illinois Health Facilities Authority, Revenue Refunding Bonds, Series 1993, Illinois Masonic Medical    10/03 at 102.00
 Center, 5.500%, 10/01/19 (Pre-refunded to 10/01/03)

Illinois Health Facilities Authority, Revenue Bonds, Series 1993, Rush-Presbyterian-St. Luke's Medical
Center Obligated Group:
 5.250%, 11/15/20 - MBIA Insured                                                                       11/03 at 102.00
 5.500%, 11/15/25 - MBIA Insured                                                                       11/03 at 102.00

Illinois Health Facilities Authority, Revenue Bonds, Series 1994, Southern Illinois Hospital Services,   3/04 at 102.00
 5.850%, 3/01/14 (Pre-refunded to 3/01/04) - MBIA Insured

Illinois Health Facilities Authority, Revenue Bonds, Series 1996, Mercy Hospital and Medical Center        No Opt. Call
 Project, 6.000%, 1/01/06

Illinois Health Facilities Authority, FHA-Insured Mortgage Revenue Bonds, Series 1996, Sinai Health      2/06 at 102.00
 System, 6.000%, 2/15/24 - AMBAC Insured

Illinois Health Facilities Authority, Revenue Bonds, Series 1998, Centegra Health System:
 5.500%, 9/01/09                                                                                        9/08 at 101.00
 5.500%, 9/01/10                                                                                        9/08 at 101.00

Illinois Health Facilities Authority, Revenue Refunding Bonds, Series 1998, The Methodist Medical       11/08 at 101.00
 Center of Illinois, 5.500%, 11/15/12 - MBIA Insured

Illinois Health Facilities Authority, Revenue Bonds, Victory Health Service, Series 1997A,               8/07 at 101.00
 5.750%, 8/15/08

Illinois Health Facilities Authority, Revenue Bonds, Series 1999, OSF Healthcare System,                11/09 at 101.00
 6.250%, 11/15/29

Illinois Health Facilities Authority, Revenue Bonds, Series 2000, Condell Medical Center,                5/10 at 101.00
 7.000%, 5/15/22

Illinois Health Facilities Authority, Revenue Bonds, Passavant Memorial Area Hospital Association,      10/11 at 100.00
 Series 2001, 6.000%, 10/01/24

Illinois Health Facilities Authority, Revenue Bonds, Lake Forest Hospital, Series 2003, 6.000%, 7/01/33  7/13 at 100.00

                                                                                                                       Market
Description                                                                                             Ratings**       Value
-----------------------------------------------------------------------------------------------------------------------------
Illinois (continued)

Chicago O'Hare International Airport, Illinois, General Revenue Refunding Bonds, 1993 Series A,                A+ $61,862,500
 5.000%, 1/01/16

City of Chicago, Illinois, Wastewater Transmission Revenue Bonds, Series 1995, 5.000%, 1/01/15 -              AAA   3,444,189
 FGIC Insured

City of Chicago, Illinois, Water Revenue Bonds, Series 1995, 5.000%, 11/01/15 - FGIC Insured                  AAA  24,097,232

Cook County, Illinois, General Obligation Bonds, Series 1993A:
 5.000%, 11/15/23 (Pre-refunded to 11/15/03) - MBIA Insured                                                  AAA   9,368,960
 5.000%, 11/15/23 - MBIA Insured                                                                             AAA  21,259,073

Cook County, Illinois, General Obligation Bonds, Series 2002C, 5.000%, 11/15/25 - AMBAC Insured               AAA   8,241,600

Cook County Community Consolidated School District 15, Palatine, Illinois, General Obligation Bonds,          Aaa   2,180,207
 Series 2001, 0.000%, 12/01/19 - FGIC Insured

DuPage Water Commission, DuPage, Cook and Will Counties, Illinois, Water Refunding Revenue Bonds,             AAA  11,610,596
 Series 1993, 5.250%, 5/01/14

Illinois Development Finance Authority Adjustable Rate Solid Waste Disposal Revenue Bonds, Waste              BBB   1,007,250
 Management, Inc. Project, Series 1997, 5.050%, 1/01/10 (Alternative Minimum Tax)

Illinois Development Finance Authority, Local Government Program Revenue Bonds, Series 2001, Elgin            Aaa   2,852,250
 School District Number U-46 Project, 0.000%, 1/01/16 - FSA Insured

Illinois Development Finance Authority, Economic Development Revenue Bonds, Series 1998, The Latin           Baa2     242,143
 School of Chicago Project, 5.250%, 8/01/09

Illinois Educational Facilities Authority, Revenue Refunding Bonds, The University of Chicago,                Aa1  17,527,658
 Series 1993B, 5.600%, 7/01/24

Illinois Health Facilities Authority, Revenue Bonds, Series 1994A, Northwestern Memorial Hospital,            AA+  59,479,488
 6.000%, 8/15/24

Illinois Health Facilities Authority, Revenue Refunding Bonds, Series 1993, Illinois Masonic Medical        A3***   6,347,492
 Center, 5.500%, 10/01/19 (Pre-refunded to 10/01/03)

Illinois Health Facilities Authority, Revenue Bonds, Series 1993, Rush-Presbyterian-St. Luke's Medical
Center Obligated Group:
 5.250%, 11/15/20 - MBIA Insured                                                                             AAA   3,043,680
 5.500%, 11/15/25 - MBIA Insured                                                                             AAA  35,378,004

Illinois Health Facilities Authority, Revenue Bonds, Series 1994, Southern Illinois Hospital Services,        AAA   7,706,189
 5.850%, 3/01/14 (Pre-refunded to 3/01/04) - MBIA Insured

Illinois Health Facilities Authority, Revenue Bonds, Series 1996, Mercy Hospital and Medical Center            B2     332,016
 Project, 6.000%, 1/01/06

Illinois Health Facilities Authority, FHA-Insured Mortgage Revenue Bonds, Series 1996, Sinai Health           AAA   8,832,800
 System, 6.000%, 2/15/24 - AMBAC Insured

Illinois Health Facilities Authority, Revenue Bonds, Series 1998, Centegra Health System:
 5.500%, 9/01/09                                                                                              A-     544,820
 5.500%, 9/01/10                                                                                              A-     537,290

Illinois Health Facilities Authority, Revenue Refunding Bonds, Series 1998, The Methodist Medical             AAA   1,099,060
 Center of Illinois, 5.500%, 11/15/12 - MBIA Insured

Illinois Health Facilities Authority, Revenue Bonds, Victory Health Service, Series 1997A,                     A-     544,155
 5.750%, 8/15/08

Illinois Health Facilities Authority, Revenue Bonds, Series 1999, OSF Healthcare System,                        A   8,474,400
 6.250%, 11/15/29

Illinois Health Facilities Authority, Revenue Bonds, Series 2000, Condell Medical Center,                      A3  10,106,014
 7.000%, 5/15/22

Illinois Health Facilities Authority, Revenue Bonds, Passavant Memorial Area Hospital Association,              A   3,096,780
 Series 2001, 6.000%, 10/01/24

Illinois Health Facilities Authority, Revenue Bonds, Lake Forest Hospital, Series 2003, 6.000%, 7/01/33        A-   6,319,140

----
42

   Principal
Amount (000) Description
---------------------------------------------------------------------------------------------------------------------
             Illinois (continued)

  $    3,980 Illinois Housing Development Authority, Homeowner Mortgage Revenue Bonds, 2002 Series A,
              Subseries A-2, 5.625%, 8/01/33 (Alternative Minimum Tax)

       4,500 State of Illinois, General Obligation Bonds, Illinois FIRST, Series 2000, 5.500%, 6/01/03

      14,200 State of Illinois, Build Illinois Bonds, Sales Tax Revenue Bonds, Series S, 5.250%, 6/15/18

      18,680 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds,
              Series 1992A, 6.500%, 6/15/27 (Pre-refunded to 6/15/03)

      40,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Revenue Bonds,
              Series 2002A, 5.750%, 6/15/41 - MBIA Insured

       7,500 Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois,
              General Obligation Refunding Bonds, Series 1993C, 5.800%, 6/01/13 (Pre-refunded to 6/01/03) -
              FGIC Insured

      11,215 Forest Preserve District of Will County, Illinois, General Obligation Bonds, Series 1999B, 0.000%,
              12/01/18 - FGIC Insured
---------------------------------------------------------------------------------------------------------------------
             Indiana - 3.8%

       6,835 Duneland School Building Corporation, Indiana, First Mortgage Bonds, Series 1997, 5.450%, 8/01/15
              (Pre-refunded to 8/01/07) - MBIA Insured

         830 Indiana Bond Bank, Special Program Bonds, Series 1997B, Hendricks County Redevelopment Authority,
              Pittboro Project, 5.750%, 2/01/08

       3,000 Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Series 2001, The Methodist
              Hospital Inc., 5.375%, 9/15/22

      11,590 Indiana Health Facility Financing Authority, Hospital Revenue Refunding Bonds, Series 1992A,
              Methodist Hospital of Indiana, Inc., 5.750%, 9/01/11 - AMBAC Insured

      49,600 Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Daughters of Charity, Series 1993,
              5.750%, 11/15/22

       5,000 Indianapolis Airport Authority, Indiana, Special Facilities Revenue Bonds, Series 1994, Federal Express
              Corporation Project, 7.100%, 1/15/17 (Alternative Minimum Tax)

      16,000 Indianapolis, Indiana, Local Public Improvement Bond Bank, Series 2002A, Waterworks Project,
              5.250%, 7/01/33 - MBIA Insured

       2,400 Indianapolis Local Public Improvement Bond Bank, Indiana, Series 1993A, 6.000%, 1/10/18

       5,120 Northwest Allen County School Building Corporation, Indiana, First Mortgage Bonds, Series 2003,
              5.000%, 1/15/24 - MBIA Insured

       2,230 Southwind Housing, Inc., Evansville, Indiana, First Mortgage Revenue Bonds, Series 1978A,
              7.125%, 11/15/21

       2,000 Vinton-Tecumseh School Building Corporation, Tippecanoe County, Indiana, First Mortgage Bonds,
              Series 2003 Refunding, 5.000%, 7/10/17 - MBIA Insured
---------------------------------------------------------------------------------------------------------------------
             Iowa - 1.0%

       2,035 Iowa Housing Finance Authority, Single Family Mortgage Bonds, 1977 Series A, 5.875%, 8/01/08

      34,530 Tobacco Settlement Authority, Iowa, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2001B,
              5.300%, 6/01/25
---------------------------------------------------------------------------------------------------------------------
             Kansas - 0.8%

       7,000 City of Wichita, Kansas, Hospital Facilities Improvement and Refunding Revenue Bonds, Series III 2001,
              Via Christi Health System Inc., 5.500%, 11/15/26

             Wichita, Kansas, Water and Sewer and Utility Revenue Bonds, Series 2003:
       3,350  5.000%, 10/01/19 - FGIC Insured
       7,700  5.000%, 10/01/20 - FGIC Insured
       5,100  5.000%, 10/01/21 - FGIC Insured

                                                                                                          Optional Call
Description                                                                                                 Provisions*
------------------------------------------------------------------------------------------------------------------------
Illinois (continued)

Illinois Housing Development Authority, Homeowner Mortgage Revenue Bonds, 2002 Series A,                 2/12 at 100.00
 Subseries A-2, 5.625%, 8/01/33 (Alternative Minimum Tax)

State of Illinois, General Obligation Bonds, Illinois FIRST, Series 2000, 5.500%, 6/01/03                  No Opt. Call

State of Illinois, Build Illinois Bonds, Sales Tax Revenue Bonds, Series S, 5.250%, 6/15/18              6/03 at 102.00

Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds,           6/03 at 102.00
 Series 1992A, 6.500%, 6/15/27 (Pre-refunded to 6/15/03)

Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Revenue Bonds,   6/12 at 101.00
 Series 2002A, 5.750%, 6/15/41 - MBIA Insured

Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois,        6/03 at 102.00
 General Obligation Refunding Bonds, Series 1993C, 5.800%, 6/01/13 (Pre-refunded to 6/01/03) -
 FGIC Insured

Forest Preserve District of Will County, Illinois, General Obligation Bonds, Series 1999B, 0.000%,         No Opt. Call
 12/01/18 - FGIC Insured
------------------------------------------------------------------------------------------------------------------------
Indiana - 3.8%

Duneland School Building Corporation, Indiana, First Mortgage Bonds, Series 1997, 5.450%, 8/01/15        8/07 at 101.00
 (Pre-refunded to 8/01/07) - MBIA Insured

Indiana Bond Bank, Special Program Bonds, Series 1997B, Hendricks County Redevelopment Authority,        2/07 at 102.00
 Pittboro Project, 5.750%, 2/01/08

Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Series 2001, The Methodist          9/11 at 100.00
 Hospital Inc., 5.375%, 9/15/22

Indiana Health Facility Financing Authority, Hospital Revenue Refunding Bonds, Series 1992A,             9/03 at 101.00
 Methodist Hospital of Indiana, Inc., 5.750%, 9/01/11 - AMBAC Insured

Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Daughters of Charity, Series 1993, 11/03 at 102.00
 5.750%, 11/15/22

Indianapolis Airport Authority, Indiana, Special Facilities Revenue Bonds, Series 1994, Federal Express  7/04 at 102.00
 Corporation Project, 7.100%, 1/15/17 (Alternative Minimum Tax)

Indianapolis, Indiana, Local Public Improvement Bond Bank, Series 2002A, Waterworks Project,             7/12 at 100.00
 5.250%, 7/01/33 - MBIA Insured

Indianapolis Local Public Improvement Bond Bank, Indiana, Series 1993A, 6.000%, 1/10/18                  7/03 at 102.00

Northwest Allen County School Building Corporation, Indiana, First Mortgage Bonds, Series 2003,          7/13 at 100.00
 5.000%, 1/15/24 - MBIA Insured

Southwind Housing, Inc., Evansville, Indiana, First Mortgage Revenue Bonds, Series 1978A,                5/03 at 100.00
 7.125%, 11/15/21

Vinton-Tecumseh School Building Corporation, Tippecanoe County, Indiana, First Mortgage Bonds,           1/13 at 100.00
 Series 2003 Refunding, 5.000%, 7/10/17 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------
Iowa - 1.0%

Iowa Housing Finance Authority, Single Family Mortgage Bonds, 1977 Series A, 5.875%, 8/01/08             8/03 at 100.00

Tobacco Settlement Authority, Iowa, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2001B,         6/11 at 101.00
 5.300%, 6/01/25
------------------------------------------------------------------------------------------------------------------------
Kansas - 0.8%

City of Wichita, Kansas, Hospital Facilities Improvement and Refunding Revenue Bonds, Series III 2001,  11/11 at 101.00
 Via Christi Health System Inc., 5.500%, 11/15/26

Wichita, Kansas, Water and Sewer and Utility Revenue Bonds, Series 2003:
 5.000%, 10/01/19 - FGIC Insured                                                                       10/13 at 100.00
 5.000%, 10/01/20 - FGIC Insured                                                                       10/13 at 100.00
 5.000%, 10/01/21 - FGIC Insured                                                                       10/13 at 100.00

                                                                                                                       Market
Description                                                                                             Ratings**       Value
-----------------------------------------------------------------------------------------------------------------------------
Illinois (continued)

Illinois Housing Development Authority, Homeowner Mortgage Revenue Bonds, 2002 Series A,                       AA $ 4,175,816
 Subseries A-2, 5.625%, 8/01/33 (Alternative Minimum Tax)

State of Illinois, General Obligation Bonds, Illinois FIRST, Series 2000, 5.500%, 6/01/03                      AA   4,516,920

State of Illinois, Build Illinois Bonds, Sales Tax Revenue Bonds, Series S, 5.250%, 6/15/18                   Aa2  14,546,054

Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds,                Aaa  19,179,316
 Series 1992A, 6.500%, 6/15/27 (Pre-refunded to 6/15/03)

Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Revenue Bonds,        AAA  44,241,600
 Series 2002A, 5.750%, 6/15/41 - MBIA Insured

Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois,             AAA   7,680,150
 General Obligation Refunding Bonds, Series 1993C, 5.800%, 6/01/13 (Pre-refunded to 6/01/03) -
 FGIC Insured

Forest Preserve District of Will County, Illinois, General Obligation Bonds, Series 1999B, 0.000%,            AAA   5,338,340
 12/01/18 - FGIC Insured
-----------------------------------------------------------------------------------------------------------------------------
Indiana - 3.8%

Duneland School Building Corporation, Indiana, First Mortgage Bonds, Series 1997, 5.450%, 8/01/15             AAA   7,814,592
 (Pre-refunded to 8/01/07) - MBIA Insured

Indiana Bond Bank, Special Program Bonds, Series 1997B, Hendricks County Redevelopment Authority,              A+     858,776
 Pittboro Project, 5.750%, 2/01/08

Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Series 2001, The Methodist                A+   3,066,750
 Hospital Inc., 5.375%, 9/15/22

Indiana Health Facility Financing Authority, Hospital Revenue Refunding Bonds, Series 1992A,                  AAA  11,871,405
 Methodist Hospital of Indiana, Inc., 5.750%, 9/01/11 - AMBAC Insured

Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Daughters of Charity, Series 1993,       Aaa  51,720,896
 5.750%, 11/15/22

Indianapolis Airport Authority, Indiana, Special Facilities Revenue Bonds, Series 1994, Federal Express       BBB   5,316,150
 Corporation Project, 7.100%, 1/15/17 (Alternative Minimum Tax)

Indianapolis, Indiana, Local Public Improvement Bond Bank, Series 2002A, Waterworks Project,                  AAA  16,751,520
 5.250%, 7/01/33 - MBIA Insured

Indianapolis Local Public Improvement Bond Bank, Indiana, Series 1993A, 6.000%, 1/10/18                       AAA   2,456,856

Northwest Allen County School Building Corporation, Indiana, First Mortgage Bonds, Series 2003,               AAA   5,278,669
 5.000%, 1/15/24 - MBIA Insured

Southwind Housing, Inc., Evansville, Indiana, First Mortgage Revenue Bonds, Series 1978A,                  AA-***   2,762,413
 7.125%, 11/15/21

Vinton-Tecumseh School Building Corporation, Tippecanoe County, Indiana, First Mortgage Bonds,                AAA   2,148,480
 Series 2003 Refunding, 5.000%, 7/10/17 - MBIA Insured
-----------------------------------------------------------------------------------------------------------------------------
Iowa - 1.0%

Iowa Housing Finance Authority, Single Family Mortgage Bonds, 1977 Series A, 5.875%, 8/01/08                  Aaa   2,047,169

Tobacco Settlement Authority, Iowa, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2001B,               A-  26,743,830
 5.300%, 6/01/25
-----------------------------------------------------------------------------------------------------------------------------
Kansas - 0.8%

City of Wichita, Kansas, Hospital Facilities Improvement and Refunding Revenue Bonds, Series III 2001,         A+   7,174,720
 Via Christi Health System Inc., 5.500%, 11/15/26

Wichita, Kansas, Water and Sewer and Utility Revenue Bonds, Series 2003:
 5.000%, 10/01/19 - FGIC Insured                                                                             AAA   3,584,400
 5.000%, 10/01/20 - FGIC Insured                                                                             AAA   8,178,478
 5.000%, 10/01/21 - FGIC Insured                                                                             AAA   5,381,724

----
43

Portfolio of Investments
NUVEEN INTERMEDIATE DURATION MUNICIPAL BOND FUND (continued)
April 30, 2003

   Principal                                                                                                        Optional Call
Amount (000) Description                                                                                              Provisions*
----------------------------------------------------------------------------------------------------------------------------------
             Kentucky - 2.0%

  $    1,000 City of Ashland, Kentucky, Pollution Control Revenue Refunding Bonds, Ashland Inc. Project, Series      No Opt. Call
              1999, 5.700%, 11/01/09

      12,920 Kenton County Airport Board, Kentucky, Special Facilities Revenue Bonds, 1992 Series A, Delta Air     8/03 at 101.00
              Lines Project, 7.125%, 2/01/21 (Alternative Minimum Tax)

             Kentucky Housing Corporation, Housing Revenue Bonds, 1993 Series B, Federally Insured or Guaranteed
             Mortgage Loans:
      17,100  5.300%, 7/01/10                                                                                      1/04 at 102.00
      13,400  5.400%, 7/01/14                                                                                      1/04 at 102.00

      16,980 Turnpike Authority of Kentucky, Resource Recovery Road Revenue Refunding Bonds, 1987 Series A,        7/03 at 100.00
              5.000%, 7/01/08
----------------------------------------------------------------------------------------------------------------------------------
             Louisiana - 1.0%

             Tobacco Settlement Financing Corporation, Louisiana, Asset-Backed Bonds, Series 2001B:
      24,620  5.500%, 5/15/30                                                                                      5/11 at 101.00
      12,950  5.875%, 5/15/39                                                                                      5/11 at 101.00
----------------------------------------------------------------------------------------------------------------------------------
             Maine - 0.8%

             Maine State Housing Authority, Mortgage Purchase Bonds, 1994 Series A:
      13,650  5.650%, 11/15/20                                                                                     2/04 at 102.00
       8,140  5.700%, 11/15/26                                                                                     2/04 at 102.00
----------------------------------------------------------------------------------------------------------------------------------
             Maryland - 0.1%

       2,125 Community Development Administration, Maryland Department of Housing and Community                    1/07 at 102.00
              Development, Housing Revenue Bonds, Series 1996A, 5.875%, 7/01/16

         500 Maryland Health and Higher Educational Facilities Authority, Refunding Revenue Bonds, Pickersgill     1/07 at 102.00
              Issue, Series 1997A, 5.750%, 1/01/08
----------------------------------------------------------------------------------------------------------------------------------
             Massachusetts - 2.1%

             Commonwealth of Massachusetts, General Obligation Bonds, Consolidated Loan, 2003 Series A:
       9,060   5.000%, 1/01/19                                                                                     1/13 at 100.00
      12,500   5.000%, 1/01/21                                                                                     1/13 at 100.00

       5,000 Massachusetts Development Finance Authority, Revenue Bonds, Series 2002A, WGBH Educational            1/12 at 101.00
              Foundation, 5.375%, 1/01/42 - AMBAC Insured

         800 Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Massachusetts Eye and Ear   7/08 at 101.00
              Infirmary Issue, Series B, 5.250%, 7/01/10 - ACA Insured

         265 Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Lasell College Issue,       7/09 at 101.00
              Series A, 5.100%, 7/01/11

             Massachusetts Industrial Finance Agency, Resource Recovery Revenue Refunding Bonds, Ogden
             Haverhill Project, Series 1998A:
       1,500   5.450%, 12/01/12 (Alternative Minimum Tax)                                                         12/08 at 102.00
       1,825   5.500%, 12/01/13 (Alternative Minimum Tax)                                                         12/08 at 102.00

             Massachusetts Water Resources Authority, General Revenue Bonds, 1993 Series C:
      12,705   5.250%, 12/01/20 (Pre-refunded to 12/01/04)                                                        12/04 at 102.00
      13,345   5.250%, 12/01/20                                                                                   12/04 at 102.00
----------------------------------------------------------------------------------------------------------------------------------
             Michigan - 7.3%

      15,000 School District of the City of Detroit, Wayne County, Michigan, School Building and Site Improvement  5/06 at 102.00
              Bonds, Unlimited Tax General Obligation, Series 1996A, 5.700%, 5/01/25 (Pre-refunded to 5/01/06)
              - AMBAC Insured

      19,000 City of Detroit, Michigan, Water Supply System Second Lien Revenue Bonds, Series 2003B,               7/13 at 100.00
              5.250%, 7/01/32 - MBIA Insured

       3,370 Michigan Higher Education Facilities Authority, Limited Obligation Revenue and Revenue Refunding      5/08 at 100.00
              Bonds, Series 1998C, Aquinas College Project, 5.125%, 5/01/16 - RAAI Insured

      15,000 State Building Authority, Michigan, 1997 Revenue Bonds, Series II-A, Facilities Program,             10/07 at 100.00
              4.750%, 10/15/13

                                                                                                                    Market
Description                                                                                          Ratings**       Value
--------------------------------------------------------------------------------------------------------------------------
Kentucky - 2.0%

City of Ashland, Kentucky, Pollution Control Revenue Refunding Bonds, Ashland Inc. Project, Series        Baa2 $ 1,033,520
 1999, 5.700%, 11/01/09

Kenton County Airport Board, Kentucky, Special Facilities Revenue Bonds, 1992 Series A, Delta Air          BB-   9,334,442
 Lines Project, 7.125%, 2/01/21 (Alternative Minimum Tax)

Kentucky Housing Corporation, Housing Revenue Bonds, 1993 Series B, Federally Insured or Guaranteed
Mortgage Loans:
 5.300%, 7/01/10                                                                                          AAA  17,605,134
 5.400%, 7/01/14                                                                                          AAA  13,769,974

Turnpike Authority of Kentucky, Resource Recovery Road Revenue Refunding Bonds, 1987 Series A,             Aa3  17,045,203
 5.000%, 7/01/08
--------------------------------------------------------------------------------------------------------------------------
Louisiana - 1.0%

Tobacco Settlement Financing Corporation, Louisiana, Asset-Backed Bonds, Series 2001B:
 5.500%, 5/15/30                                                                                           A-  19,899,361
 5.875%, 5/15/39                                                                                           A-  10,164,714
--------------------------------------------------------------------------------------------------------------------------
Maine - 0.8%

Maine State Housing Authority, Mortgage Purchase Bonds, 1994 Series A:
 5.650%, 11/15/20                                                                                         AA+  14,023,055
 5.700%, 11/15/26                                                                                         AA+   8,334,383
--------------------------------------------------------------------------------------------------------------------------
Maryland - 0.1%

Community Development Administration, Maryland Department of Housing and Community                         Aa2   2,276,704
 Development, Housing Revenue Bonds, Series 1996A, 5.875%, 7/01/16

Maryland Health and Higher Educational Facilities Authority, Refunding Revenue Bonds, Pickersgill           A-     552,780
 Issue, Series 1997A, 5.750%, 1/01/08
--------------------------------------------------------------------------------------------------------------------------
Massachusetts - 2.1%

Commonwealth of Massachusetts, General Obligation Bonds, Consolidated Loan, 2003 Series A:
  5.000%, 1/01/19                                                                                          Aa2   9,553,226
  5.000%, 1/01/21                                                                                          Aa2  13,019,750

Massachusetts Development Finance Authority, Revenue Bonds, Series 2002A, WGBH Educational                 AAA   5,272,950
 Foundation, 5.375%, 1/01/42 - AMBAC Insured

Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Massachusetts Eye and Ear          A     857,992
 Infirmary Issue, Series B, 5.250%, 7/01/10 - ACA Insured

Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Lasell College Issue,            Ba1     259,697
 Series A, 5.100%, 7/01/11

Massachusetts Industrial Finance Agency, Resource Recovery Revenue Refunding Bonds, Ogden
Haverhill Project, Series 1998A:
  5.450%, 12/01/12 (Alternative Minimum Tax)                                                               BBB   1,430,760
  5.500%, 12/01/13 (Alternative Minimum Tax)                                                               BBB   1,719,369

Massachusetts Water Resources Authority, General Revenue Bonds, 1993 Series C:
  5.250%, 12/01/20 (Pre-refunded to 12/01/04)                                                              Aaa  13,763,327
  5.250%, 12/01/20                                                                                          AA  14,323,189
--------------------------------------------------------------------------------------------------------------------------
Michigan - 7.3%

School District of the City of Detroit, Wayne County, Michigan, School Building and Site Improvement       AAA  17,057,700
 Bonds, Unlimited Tax General Obligation, Series 1996A, 5.700%, 5/01/25 (Pre-refunded to 5/01/06)
 - AMBAC Insured

City of Detroit, Michigan, Water Supply System Second Lien Revenue Bonds, Series 2003B,                    AAA  20,000,730
 5.250%, 7/01/32 - MBIA Insured

Michigan Higher Education Facilities Authority, Limited Obligation Revenue and Revenue Refunding            AA   3,476,357
 Bonds, Series 1998C, Aquinas College Project, 5.125%, 5/01/16 - RAAI Insured

State Building Authority, Michigan, 1997 Revenue Bonds, Series II-A, Facilities Program,                   AA+  16,019,100
 4.750%, 10/15/13

----
44

   Principal
Amount (000) Description
---------------------------------------------------------------------------------------------------------------------
             Michigan (continued)

             State Building Authority, Michigan, Revenue Refunding Bonds, 1998 Series I, Facilities Program:
  $    5,000   5.250%, 10/15/12
      14,080   4.750%, 10/15/17
      11,735   4.750%, 10/15/21

             Michigan State Hospital Finance Authority, Hospital Revenue and Refunding Bonds, Detroit Medical
             Center Obligated Group, Series 1993B:
      20,185   5.750%, 8/15/13
      70,230   5.500%, 8/15/23

       8,705 Michigan State Hospital Finance Authority, Revenue Bond, Trinity Health Credit, Series 2002C
              Refunding, 5.375%, 12/01/30

       3,000 Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Genesys Health System
              Obligated Group, Series 1995A, 7.500%, 10/01/27 (Pre-refunded to 10/01/05)

         855 Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Gratiot Community
              Hospital, Alma, Michigan, Series 1995, 6.100%, 10/01/07

       1,000 Michigan State Hospital Finance Authority, Hospital Revenue and Refunding Bonds, Genesys Regional
              Medical Center Obligated Group, Series 1998A, 5.500%, 10/01/08

      12,080 Michigan State Housing Development Authority, Rental Housing Revenue Bonds, 1994 Series B,
              5.700%, 4/01/12 - AMBAC Insured

       6,000 Michigan Strategic Fund, Limited Obligation Refunding Revenue Bonds, Detroit Edison Company
              Pollution Control Bonds, Collateralized Series 2001C, 5.450%, 9/01/29

         215 Michigan Strategic Fund, Limited Obligation Revenue Bonds, Clark Retirement Community Inc. Project,
              Series 1998, 4.900%, 6/01/08

      16,805 Hospital Finance Authority of the City of St. Joseph, Michigan, Revenue Refunding Bonds, Mercy
              Memorial Medical Center Obligated Group, Series 1993, 5.250%, 1/01/16 - AMBAC Insured
---------------------------------------------------------------------------------------------------------------------
             Minnesota - 0.5%

       6,710 Minnesota Housing Finance Agency, Rental Housing Bonds, 1995 Series D, 5.800%, 8/01/11 -
              MBIA Insured

         950 St. Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Regions
              Hospital Project, Series 1998, 5.000%, 5/15/09

       5,000 White Earth Band of Chippewa Indians, Minnesota, Revenue Bonds, Series 2000A, 7.000%, 12/01/11 -
              ACA Insured
---------------------------------------------------------------------------------------------------------------------
             Mississippi - 0.3%

       8,660 Mississippi Business Finance Corporation, Pollution Control Revenue Refunding Bonds, System Energy
              Resources, Inc. Project, Series 1998, 5.875%, 4/01/22

         500 Perry County, Mississippi, Pollution Control Refunding Revenue Bonds, Leaf River Forest Project,
              Series 1999, 5.200%, 10/01/12
---------------------------------------------------------------------------------------------------------------------
             Missouri - 1.1%

      14,340 City of Kansas City, Missouri, General Improvement Airport Revenue Bonds, Series 2003B,
              5.250%, 9/01/16 - FGIC Insured

             Kansas City Industrial Development Authority, Missouri, Retirement Facility Refunding and
             Improvement Revenue Bonds, Series 1998A, Kingswood Project:
         700  5.375%, 11/15/09
       3,650  5.800%, 11/15/17

       1,350 Missouri Housing Development Commission, Housing Development Bonds, Series B 1979, Federally
              Insured Mortgage Bonds, 7.000%, 9/15/22

         300 Health and Educational Facilities Authority, Missouri, Health Facilities Revenue Bonds, Lutheran Senior
              Services, Series 1997, 5.550%, 2/01/09

         350 St. Louis Industrial Development Authority, Missouri, Industrial Revenue Refunding Bonds, Kiel Center
              Multipurpose Arena Project, Series 1992, 7.625%, 12/01/09 (Alternative Minimum Tax)

                                                                                                          Optional Call
Description                                                                                                 Provisions*
------------------------------------------------------------------------------------------------------------------------
Michigan (continued)

State Building Authority, Michigan, Revenue Refunding Bonds, 1998 Series I, Facilities Program:
  5.250%, 10/15/12                                                                                      10/09 at 100.00
  4.750%, 10/15/17                                                                                      10/09 at 100.00
  4.750%, 10/15/21                                                                                      10/09 at 100.00

Michigan State Hospital Finance Authority, Hospital Revenue and Refunding Bonds, Detroit Medical
Center Obligated Group, Series 1993B:
  5.750%, 8/15/13                                                                                        8/04 at 102.00
  5.500%, 8/15/23                                                                                        8/04 at 102.00

Michigan State Hospital Finance Authority, Revenue Bond, Trinity Health Credit, Series 2002C            12/12 at 100.00
 Refunding, 5.375%, 12/01/30

Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Genesys Health System      10/05 at 100.00
 Obligated Group, Series 1995A, 7.500%, 10/01/27 (Pre-refunded to 10/01/05)

Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Gratiot Community             No Opt. Call
 Hospital, Alma, Michigan, Series 1995, 6.100%, 10/01/07

Michigan State Hospital Finance Authority, Hospital Revenue and Refunding Bonds, Genesys Regional          No Opt. Call
 Medical Center Obligated Group, Series 1998A, 5.500%, 10/01/08

Michigan State Housing Development Authority, Rental Housing Revenue Bonds, 1994 Series B,               4/04 at 102.00
 5.700%, 4/01/12 - AMBAC Insured

Michigan Strategic Fund, Limited Obligation Refunding Revenue Bonds, Detroit Edison Company              9/11 at 100.00
 Pollution Control Bonds, Collateralized Series 2001C, 5.450%, 9/01/29

Michigan Strategic Fund, Limited Obligation Revenue Bonds, Clark Retirement Community Inc. Project,        No Opt. Call
 Series 1998, 4.900%, 6/01/08

Hospital Finance Authority of the City of St. Joseph, Michigan, Revenue Refunding Bonds, Mercy           1/04 at 102.00
 Memorial Medical Center Obligated Group, Series 1993, 5.250%, 1/01/16 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------
Minnesota - 0.5%

Minnesota Housing Finance Agency, Rental Housing Bonds, 1995 Series D, 5.800%, 8/01/11 -                 2/05 at 102.00
 MBIA Insured

St. Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Regions                No Opt. Call
 Hospital Project, Series 1998, 5.000%, 5/15/09

White Earth Band of Chippewa Indians, Minnesota, Revenue Bonds, Series 2000A, 7.000%, 12/01/11 -           No Opt. Call
 ACA Insured
------------------------------------------------------------------------------------------------------------------------
Mississippi - 0.3%

Mississippi Business Finance Corporation, Pollution Control Revenue Refunding Bonds, System Energy      10/03 at 102.00
 Resources, Inc. Project, Series 1998, 5.875%, 4/01/22

Perry County, Mississippi, Pollution Control Refunding Revenue Bonds, Leaf River Forest Project,         3/12 at 100.00
 Series 1999, 5.200%, 10/01/12
------------------------------------------------------------------------------------------------------------------------
Missouri - 1.1%

City of Kansas City, Missouri, General Improvement Airport Revenue Bonds, Series 2003B,                  9/12 at 100.00
 5.250%, 9/01/16 - FGIC Insured

Kansas City Industrial Development Authority, Missouri, Retirement Facility Refunding and
Improvement Revenue Bonds, Series 1998A, Kingswood Project:
 5.375%, 11/15/09                                                                                      11/08 at 102.00
 5.800%, 11/15/17                                                                                      11/08 at 102.00

Missouri Housing Development Commission, Housing Development Bonds, Series B 1979, Federally             9/03 at 101.00
 Insured Mortgage Bonds, 7.000%, 9/15/22

Health and Educational Facilities Authority, Missouri, Health Facilities Revenue Bonds, Lutheran Senior  2/07 at 102.00
 Services, Series 1997, 5.550%, 2/01/09

St. Louis Industrial Development Authority, Missouri, Industrial Revenue Refunding Bonds, Kiel Center    6/03 at 102.00
 Multipurpose Arena Project, Series 1992, 7.625%, 12/01/09 (Alternative Minimum Tax)

                                                                                                                       Market
Description                                                                                             Ratings**       Value
-----------------------------------------------------------------------------------------------------------------------------
Michigan (continued)

State Building Authority, Michigan, Revenue Refunding Bonds, 1998 Series I, Facilities Program:
  5.250%, 10/15/12                                                                                            AA+ $ 5,590,300
  4.750%, 10/15/17                                                                                            AA+  14,671,501
  4.750%, 10/15/21                                                                                            AA+  11,980,027

Michigan State Hospital Finance Authority, Hospital Revenue and Refunding Bonds, Detroit Medical
Center Obligated Group, Series 1993B:
  5.750%, 8/15/13                                                                                            BBB-  18,077,686
  5.500%, 8/15/23                                                                                            BBB-  53,749,828

Michigan State Hospital Finance Authority, Revenue Bond, Trinity Health Credit, Series 2002C                  AA-   8,920,797
 Refunding, 5.375%, 12/01/30

Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Genesys Health System            AAA   3,430,320
 Obligated Group, Series 1995A, 7.500%, 10/01/27 (Pre-refunded to 10/01/05)

Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Gratiot Community                BBB     894,834
 Hospital, Alma, Michigan, Series 1995, 6.100%, 10/01/07

Michigan State Hospital Finance Authority, Hospital Revenue and Refunding Bonds, Genesys Regional             Aaa   1,148,690
 Medical Center Obligated Group, Series 1998A, 5.500%, 10/01/08

Michigan State Housing Development Authority, Rental Housing Revenue Bonds, 1994 Series B,                    AAA  12,459,916
 5.700%, 4/01/12 - AMBAC Insured

Michigan Strategic Fund, Limited Obligation Refunding Revenue Bonds, Detroit Edison Company                    A-   6,179,700
 Pollution Control Bonds, Collateralized Series 2001C, 5.450%, 9/01/29

Michigan Strategic Fund, Limited Obligation Revenue Bonds, Clark Retirement Community Inc. Project,           BBB     215,125
 Series 1998, 4.900%, 6/01/08

Hospital Finance Authority of the City of St. Joseph, Michigan, Revenue Refunding Bonds, Mercy                AAA  17,452,497
 Memorial Medical Center Obligated Group, Series 1993, 5.250%, 1/01/16 - AMBAC Insured
-----------------------------------------------------------------------------------------------------------------------------
Minnesota - 0.5%

Minnesota Housing Finance Agency, Rental Housing Bonds, 1995 Series D, 5.800%, 8/01/11 -                      AAA   6,998,060
 MBIA Insured

St. Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Regions                  BBB+   1,000,417
 Hospital Project, Series 1998, 5.000%, 5/15/09

White Earth Band of Chippewa Indians, Minnesota, Revenue Bonds, Series 2000A, 7.000%, 12/01/11 -                A   5,706,250
 ACA Insured
-----------------------------------------------------------------------------------------------------------------------------
Mississippi - 0.3%

Mississippi Business Finance Corporation, Pollution Control Revenue Refunding Bonds, System Energy           BBB-   8,538,067
 Resources, Inc. Project, Series 1998, 5.875%, 4/01/22

Perry County, Mississippi, Pollution Control Refunding Revenue Bonds, Leaf River Forest Project,              Ba3     395,655
 Series 1999, 5.200%, 10/01/12
-----------------------------------------------------------------------------------------------------------------------------
Missouri - 1.1%

City of Kansas City, Missouri, General Improvement Airport Revenue Bonds, Series 2003B,                       AAA  15,788,914
 5.250%, 9/01/16 - FGIC Insured

Kansas City Industrial Development Authority, Missouri, Retirement Facility Refunding and
Improvement Revenue Bonds, Series 1998A, Kingswood Project:
 5.375%, 11/15/09                                                                                            N/R     675,129
 5.800%, 11/15/17                                                                                            N/R   3,363,512

Missouri Housing Development Commission, Housing Development Bonds, Series B 1979, Federally                  AA+   1,371,492
 Insured Mortgage Bonds, 7.000%, 9/15/22

Health and Educational Facilities Authority, Missouri, Health Facilities Revenue Bonds, Lutheran Senior       N/R     322,221
 Services, Series 1997, 5.550%, 2/01/09

St. Louis Industrial Development Authority, Missouri, Industrial Revenue Refunding Bonds, Kiel Center         N/R     354,445
 Multipurpose Arena Project, Series 1992, 7.625%, 12/01/09 (Alternative Minimum Tax)

----
45

Portfolio of Investments
NUVEEN INTERMEDIATE DURATION MUNICIPAL BOND FUND (continued)
April 30, 2003

   Principal
Amount (000) Description
----------------------------------------------------------------------------------------------------------------------
             Missouri (continued)

             St. Louis, Missouri, Letter of Intent Double Revenue Bonds, Series 2000, Lambert-St. Louis International
             Airport Project:
  $    2,000  6.000%, 1/01/04 (Pre-refunded to 7/01/03)
       4,465  6.000%, 1/01/07 (Pre-refunded to 7/01/03)

             City of St. Louis, Missouri, Airport Revenue Bonds, Series 2003A Refunding:
       3,000  5.250%, 7/01/17 - FSA Insured
       1,000  5.250%, 7/01/18 - FSA Insured
----------------------------------------------------------------------------------------------------------------------
             Montana - 0.2%

       6,325 Montana Health Facility Authority, Healthcare Revenue Bonds, Series 1996, Community Medical
              Center, Inc., 6.375%, 6/01/18
----------------------------------------------------------------------------------------------------------------------
             Nevada - 0.9%

       5,500 Clark County, Nevada, Industrial Development Revenue Bonds, Nevada Power Company Project,
              Series 1995B Refunding, 5.900%, 10/01/30 (Alternative Minimum Tax)

       5,000 Clark County, Nevada, Las Vegas-McCarran International Airport Passenger Facility Charge Revenue
              Bonds, Series 1995A, 5.500%, 7/01/25 (Alternative Minimum Tax) - MBIA Insured

       6,000 Director of the State of Nevada, Department of Business and Industry, Las Vegas Monorail Project
              Revenue Bonds, 1st Tier Series 2000, 0.000%, 1/01/19 - AMBAC Insured

       1,990 City of Henderson, Nevada, Local Improvement District No. T-4 (C), Limited Obligation Refunding Bonds,
              Green Valley Properties, 1999 Series A, 5.900%, 11/01/18

       3,000 Paiute Tribe of Las Vegas, Nevada, Revenue Bonds, Series 2002A, 6.625%, 10/01/17 - ACA Insured

       8,630 Reno, Nevada, Insured Hospital Revenue Bonds, Series 1993A, St. Mary's Regional Medical Center,
              5.800%, 5/15/13 - MBIA Insured
----------------------------------------------------------------------------------------------------------------------
             New Hampshire - 0.4%

      10,000 New Hampshire Housing Finance Authority, Multifamily Housing Bonds, 1994 Series I Remarketed,
              5.600%, 1/01/24 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------------
             New Jersey - 0.9%

       1,000 Gloucester County Improvement Authority, New Jersey, Solid Waste Resource Recovery Revenue
              Refunding Bonds, Waste Management, Inc. Project, Series 1999B, 7.000%, 12/01/29 (Alternative
              Minimum Tax) (Mandatory put 12/01/09)

       8,000 Middlesex County Pollution Control Authority, New Jersey, Revenue Bonds, Amerada Hess Corporation
              Project, Series 2002 Refunding, 5.750%, 9/15/32

         170 New Jersey Economic Development Authority, Insured Revenue Bonds, Educational Testing Service
              Issue, Series 1995B, 5.500%, 5/15/05 - MBIA Insured

      10,000 New Jersey Transit Corporation, Federal Transit Administration Grants, Certificates of Participation,
              Series 2002A, 5.500%, 9/15/14 - AMBAC Insured

       5,000 Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
              Series 2002, 5.750%, 6/01/32
----------------------------------------------------------------------------------------------------------------------
             New Mexico - 0.4%

       5,000 City of Farmington, New Mexico, Pollution Control Refunding Revenue Bonds, Southern California
              Edison Company - Four Corners Project, 1991 Series A, 7.200%, 4/01/21

       7,600 New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, Presbyterian Healthcare
              Services, Series 2001A, 5.500%, 8/01/21
----------------------------------------------------------------------------------------------------------------------
             New York - 6.5%

      11,190 Battery Park City Authority, New York, Senior Revenue Refunding Bonds, Series 1993A,
              5.000%, 11/01/13

      16,845 Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 1998A,
              5.000%, 12/01/18 - FSA Insured

                                                                                                           Optional Call
Description                                                                                                  Provisions*
-------------------------------------------------------------------------------------------------------------------------
Missouri (continued)

St. Louis, Missouri, Letter of Intent Double Revenue Bonds, Series 2000, Lambert-St. Louis International
Airport Project:
 6.000%, 1/01/04 (Pre-refunded to 7/01/03)                                                               7/03 at 101.00
 6.000%, 1/01/07 (Pre-refunded to 7/01/03)                                                               7/03 at 101.00

City of St. Louis, Missouri, Airport Revenue Bonds, Series 2003A Refunding:
 5.250%, 7/01/17 - FSA Insured                                                                           7/13 at 100.00
 5.250%, 7/01/18 - FSA Insured                                                                           7/13 at 100.00
-------------------------------------------------------------------------------------------------------------------------
Montana - 0.2%

Montana Health Facility Authority, Healthcare Revenue Bonds, Series 1996, Community Medical               6/06 at 102.00
 Center, Inc., 6.375%, 6/01/18
-------------------------------------------------------------------------------------------------------------------------
Nevada - 0.9%

Clark County, Nevada, Industrial Development Revenue Bonds, Nevada Power Company Project,                10/04 at 100.00
 Series 1995B Refunding, 5.900%, 10/01/30 (Alternative Minimum Tax)

Clark County, Nevada, Las Vegas-McCarran International Airport Passenger Facility Charge Revenue          7/05 at 100.00
 Bonds, Series 1995A, 5.500%, 7/01/25 (Alternative Minimum Tax) - MBIA Insured

Director of the State of Nevada, Department of Business and Industry, Las Vegas Monorail Project            No Opt. Call
 Revenue Bonds, 1st Tier Series 2000, 0.000%, 1/01/19 - AMBAC Insured

City of Henderson, Nevada, Local Improvement District No. T-4 (C), Limited Obligation Refunding Bonds,    5/03 at 103.00
 Green Valley Properties, 1999 Series A, 5.900%, 11/01/18

Paiute Tribe of Las Vegas, Nevada, Revenue Bonds, Series 2002A, 6.625%, 10/01/17 - ACA Insured           10/12 at 101.00

Reno, Nevada, Insured Hospital Revenue Bonds, Series 1993A, St. Mary's Regional Medical Center,           5/03 at 102.00
 5.800%, 5/15/13 - MBIA Insured
-------------------------------------------------------------------------------------------------------------------------
New Hampshire - 0.4%

New Hampshire Housing Finance Authority, Multifamily Housing Bonds, 1994 Series I Remarketed,             6/11 at 100.00
 5.600%, 1/01/24 (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------------
New Jersey - 0.9%

Gloucester County Improvement Authority, New Jersey, Solid Waste Resource Recovery Revenue                  No Opt. Call
 Refunding Bonds, Waste Management, Inc. Project, Series 1999B, 7.000%, 12/01/29 (Alternative
 Minimum Tax) (Mandatory put 12/01/09)

Middlesex County Pollution Control Authority, New Jersey, Revenue Bonds, Amerada Hess Corporation         9/12 at 100.00
 Project, Series 2002 Refunding, 5.750%, 9/15/32

New Jersey Economic Development Authority, Insured Revenue Bonds, Educational Testing Service               No Opt. Call
 Issue, Series 1995B, 5.500%, 5/15/05 - MBIA Insured

New Jersey Transit Corporation, Federal Transit Administration Grants, Certificates of Participation,       No Opt. Call
 Series 2002A, 5.500%, 9/15/14 - AMBAC Insured

Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,              6/12 at 100.00
 Series 2002, 5.750%, 6/01/32
-------------------------------------------------------------------------------------------------------------------------
New Mexico - 0.4%

City of Farmington, New Mexico, Pollution Control Refunding Revenue Bonds, Southern California           10/03 at 100.00
 Edison Company - Four Corners Project, 1991 Series A, 7.200%, 4/01/21

New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, Presbyterian Healthcare               8/11 at 101.00
 Services, Series 2001A, 5.500%, 8/01/21
-------------------------------------------------------------------------------------------------------------------------
New York - 6.5%

Battery Park City Authority, New York, Senior Revenue Refunding Bonds, Series 1993A,                     11/03 at 102.00
 5.000%, 11/01/13

Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 1998A,               6/08 at 101.00
 5.000%, 12/01/18 - FSA Insured

                                                                                                                        Market
Description                                                                                              Ratings**       Value
------------------------------------------------------------------------------------------------------------------------------
Missouri (continued)

St. Louis, Missouri, Letter of Intent Double Revenue Bonds, Series 2000, Lambert-St. Louis International
Airport Project:
 6.000%, 1/01/04 (Pre-refunded to 7/01/03)                                                                BBB-*** $ 2,036,280
 6.000%, 1/01/07 (Pre-refunded to 7/01/03)                                                                BBB-***   4,545,995

City of St. Louis, Missouri, Airport Revenue Bonds, Series 2003A Refunding:
 5.250%, 7/01/17 - FSA Insured                                                                                AAA   3,285,690
 5.250%, 7/01/18 - FSA Insured                                                                                AAA   1,088,280
------------------------------------------------------------------------------------------------------------------------------
Montana - 0.2%

Montana Health Facility Authority, Healthcare Revenue Bonds, Series 1996, Community Medical                   BBB-   6,323,356
 Center, Inc., 6.375%, 6/01/18
------------------------------------------------------------------------------------------------------------------------------
Nevada - 0.9%

Clark County, Nevada, Industrial Development Revenue Bonds, Nevada Power Company Project,                       B-   4,681,050
 Series 1995B Refunding, 5.900%, 10/01/30 (Alternative Minimum Tax)

Clark County, Nevada, Las Vegas-McCarran International Airport Passenger Facility Charge Revenue               AAA   5,191,100
 Bonds, Series 1995A, 5.500%, 7/01/25 (Alternative Minimum Tax) - MBIA Insured

Director of the State of Nevada, Department of Business and Industry, Las Vegas Monorail Project               AAA   2,805,780
 Revenue Bonds, 1st Tier Series 2000, 0.000%, 1/01/19 - AMBAC Insured

City of Henderson, Nevada, Local Improvement District No. T-4 (C), Limited Obligation Refunding Bonds,         N/R   2,009,184
 Green Valley Properties, 1999 Series A, 5.900%, 11/01/18

Paiute Tribe of Las Vegas, Nevada, Revenue Bonds, Series 2002A, 6.625%, 10/01/17 - ACA Insured                   A   3,213,060

Reno, Nevada, Insured Hospital Revenue Bonds, Series 1993A, St. Mary's Regional Medical Center,                AAA   8,827,541
 5.800%, 5/15/13 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------
New Hampshire - 0.4%

New Hampshire Housing Finance Authority, Multifamily Housing Bonds, 1994 Series I Remarketed,                  Aaa  10,479,900
 5.600%, 1/01/24 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------
New Jersey - 0.9%

Gloucester County Improvement Authority, New Jersey, Solid Waste Resource Recovery Revenue                     BBB   1,131,950
 Refunding Bonds, Waste Management, Inc. Project, Series 1999B, 7.000%, 12/01/29 (Alternative
 Minimum Tax) (Mandatory put 12/01/09)

Middlesex County Pollution Control Authority, New Jersey, Revenue Bonds, Amerada Hess Corporation              BBB   8,080,240
 Project, Series 2002 Refunding, 5.750%, 9/15/32

New Jersey Economic Development Authority, Insured Revenue Bonds, Educational Testing Service                  AAA     183,821
 Issue, Series 1995B, 5.500%, 5/15/05 - MBIA Insured

New Jersey Transit Corporation, Federal Transit Administration Grants, Certificates of Participation,          AAA  11,496,300
 Series 2002A, 5.500%, 9/15/14 - AMBAC Insured

Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,                    A-   4,262,900
 Series 2002, 5.750%, 6/01/32
------------------------------------------------------------------------------------------------------------------------------
New Mexico - 0.4%

City of Farmington, New Mexico, Pollution Control Refunding Revenue Bonds, Southern California                  BB   5,125,000
 Edison Company - Four Corners Project, 1991 Series A, 7.200%, 4/01/21

New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, Presbyterian Healthcare                     A+   7,926,724
 Services, Series 2001A, 5.500%, 8/01/21
------------------------------------------------------------------------------------------------------------------------------
New York - 6.5%

Battery Park City Authority, New York, Senior Revenue Refunding Bonds, Series 1993A,                           AAA  11,478,702
 5.000%, 11/01/13

Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 1998A,                    AAA  17,773,496
 5.000%, 12/01/18 - FSA Insured

----
46

   Principal                                                                                                        Optional Call
Amount (000) Description                                                                                              Provisions*
----------------------------------------------------------------------------------------------------------------------------------
             New York (continued)

             Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2003B:
  $   12,500  5.250%, 12/01/13 (DD, settling 5/01/03)                                                                No Opt. Call
       1,540  5.250%, 6/01/14 (DD, settling 5/01/03)                                                                 No Opt. Call

       3,000 Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2002A          11/12 at 100.00
              Refunding, 5.000%, 11/15/30 - FSA Insured

       2,350 The City of New York, New York, General Obligation Bonds, Fiscal 1996 Series B, 6.000%, 8/15/04         No Opt. Call

       7,500 The City of New York, New York, General Obligation Bonds, Fiscal 1996 Series G, 5.900%, 2/01/05         No Opt. Call

         300 The City of New York, New York, General Obligation Bonds, Fiscal 1997 Series B, 5.700%, 8/15/07       8/06 at 101.50

             The City of New York, New York, General Obligation Bonds, Fiscal 1995 Series F:
         700  6.375%, 2/15/06 (Pre-refunded to 2/15/05)                                                            2/05 at 101.00
      14,000  6.625%, 2/15/25 (Pre-refunded to 2/15/05)                                                            2/05 at 101.00

      10,770 The City of New York, New York, General Obligation Bonds, Fiscal 1998 Series J, 5.375%, 8/01/13       8/08 at 101.00

       6,435 The City of New York, New York, General Obligation Bonds, Fiscal 2001 Series D, 5.000%, 8/01/07         No Opt. Call

             The City of New York, New York, General Obligation Bonds, Fiscal 1997 Series E:
         955  6.000%, 8/01/16 (Pre-refunded to 8/01/06)                                                            8/06 at 101.50
      14,665  6.000%, 8/01/16                                                                                      8/06 at 101.50

       8,000 The City of New York, New York, General Obligation Bonds, Fiscal 1994 Series D, 5.750%, 8/15/11       8/03 at 101.50
              (Pre-refunded to 8/15/03)

      11,000 New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal 2003         2/13 at 100.00
              Series D Refunding, 5.000%, 2/01/23

       8,400 Dormitory Authority of the State of New York, Beth Israel Medical Center Revenue Bonds, Series 1996, 11/05 at 102.00
              6.000%, 11/01/15 - MBIA Insured

             Dormitory Authority of the State of New York, Mental Health Services Facilities Improvement Revenue
             Bonds, Series 1997B:
          35  5.500%, 8/15/17 (Pre-refunded to 2/15/07)                                                            2/07 at 102.00
       5,965  5.500%, 8/15/17                                                                                      2/07 at 102.00

         750 New York State Housing Finance Agency, Health Facilities Revenue Bonds, New York City, 1996             No Opt. Call
              Series A Refunding, 6.000%, 5/01/06

      15,870 State of New York Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 101,                     10/11 at 100.00
              5.350%, 4/01/26 (Alternative Minimum Tax)

             Power Authority of the State of New York, Revenue Bonds, Series 2000A:
       4,395  5.500%, 11/15/16                                                                                    12/05 at 100.00
       3,775  5.500%, 11/15/17                                                                                    12/05 at 100.00

       8,200 Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing Program,     10/12 at 100.00
              Series 2002E, 5.500%, 10/01/17 - MBIA Insured

       7,500 Dormitory Authority of the State of New York, Revenue Bonds, Mount Sinai NYU Health Obligated         2/05 at 100.00
              Group, Series 2002C, 6.000%, 7/01/26

         800 Port Authority of New York and New Jersey, Special Project Bonds, Series 4, KIAC Partners Project,      No Opt. Call
              7.000%, 10/01/07 (Alternative Minimum Tax)

       1,000 Port Authority of New York and New Jersey, Special Project Bonds, Series 6, JFK International Air       No Opt. Call
              Terminal LLC Project, 6.250%, 12/01/10 (Alternative Minimum Tax) - MBIA Insured
----------------------------------------------------------------------------------------------------------------------------------
             North Carolina - 2.4%

       5,000 The Charlotte-Mecklenburg Hospital Authority, North Carolina, Healthcare System Revenue Bonds, DBA    1/11 at 101.00
              Carolinas Healthcare System, Series 2001A, 5.000%, 1/15/31

      10,500 The Charlotte-Mecklenburg Hospital Authority, North Carolina, Healthcare Revenue Bonds,               1/13 at 100.00
              Series 2003A, DBA Carolinas Healthcare, 5.000%, 1/15/33 (DD, settling 5/01/03)

             North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Refunding Series 1993
      11,000  7.000%, 1/01/08                                                                                        No Opt. Call
      17,835  6.250%, 1/01/12                                                                                      7/03 at 102.00

                                                                                                                    Market
Description                                                                                          Ratings**       Value
--------------------------------------------------------------------------------------------------------------------------
New York (continued)

Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2003B:
 5.250%, 12/01/13 (DD, settling 5/01/03)                                                                   A- $13,364,750
 5.250%, 6/01/14 (DD, settling 5/01/03)                                                                    A-   1,635,049

Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2002A                AAA   3,083,610
 Refunding, 5.000%, 11/15/30 - FSA Insured

The City of New York, New York, General Obligation Bonds, Fiscal 1996 Series B, 6.000%, 8/15/04              A   2,479,767

The City of New York, New York, General Obligation Bonds, Fiscal 1996 Series G, 5.900%, 2/01/05              A   8,010,075

The City of New York, New York, General Obligation Bonds, Fiscal 1997 Series B, 5.700%, 8/15/07              A     332,382

The City of New York, New York, General Obligation Bonds, Fiscal 1995 Series F:
 6.375%, 2/15/06 (Pre-refunded to 2/15/05)                                                                Aaa     769,867
 6.625%, 2/15/25 (Pre-refunded to 2/15/05)                                                                Aaa  15,459,080

The City of New York, New York, General Obligation Bonds, Fiscal 1998 Series J, 5.375%, 8/01/13              A  11,316,254

The City of New York, New York, General Obligation Bonds, Fiscal 2001 Series D, 5.000%, 8/01/07              A   6,990,019

The City of New York, New York, General Obligation Bonds, Fiscal 1997 Series E:
 6.000%, 8/01/16 (Pre-refunded to 8/01/06)                                                               A***   1,100,189
 6.000%, 8/01/16                                                                                            A  16,220,077

The City of New York, New York, General Obligation Bonds, Fiscal 1994 Series D, 5.750%, 8/15/11           A***   8,228,560
 (Pre-refunded to 8/15/03)

New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal 2003              AA+  11,390,060
 Series D Refunding, 5.000%, 2/01/23

Dormitory Authority of the State of New York, Beth Israel Medical Center Revenue Bonds, Series 1996,       AAA   9,357,432
 6.000%, 11/01/15 - MBIA Insured

Dormitory Authority of the State of New York, Mental Health Services Facilities Improvement Revenue
Bonds, Series 1997B:
 5.500%, 8/15/17 (Pre-refunded to 2/15/07)                                                             AA-***      40,107
 5.500%, 8/15/17                                                                                          AA-   6,349,802

New York State Housing Finance Agency, Health Facilities Revenue Bonds, New York City, 1996                  A     834,270
 Series A Refunding, 6.000%, 5/01/06

State of New York Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 101,                           Aa1  16,481,471
 5.350%, 4/01/26 (Alternative Minimum Tax)

Power Authority of the State of New York, Revenue Bonds, Series 2000A:
 5.500%, 11/15/16                                                                                         Aa2   4,764,620
 5.500%, 11/15/17                                                                                         Aa2   4,088,438

Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing Program,           AAA   9,236,070
 Series 2002E, 5.500%, 10/01/17 - MBIA Insured

Dormitory Authority of the State of New York, Revenue Bonds, Mount Sinai NYU Health Obligated             BBB-   7,505,475
 Group, Series 2002C, 6.000%, 7/01/26

Port Authority of New York and New Jersey, Special Project Bonds, Series 4, KIAC Partners Project,         N/R     846,048
 7.000%, 10/01/07 (Alternative Minimum Tax)

Port Authority of New York and New Jersey, Special Project Bonds, Series 6, JFK International Air          AAA   1,156,410
 Terminal LLC Project, 6.250%, 12/01/10 (Alternative Minimum Tax) - MBIA Insured
--------------------------------------------------------------------------------------------------------------------------
North Carolina - 2.4%

The Charlotte-Mecklenburg Hospital Authority, North Carolina, Healthcare System Revenue Bonds, DBA          AA   5,015,400
 Carolinas Healthcare System, Series 2001A, 5.000%, 1/15/31

The Charlotte-Mecklenburg Hospital Authority, North Carolina, Healthcare Revenue Bonds,                     AA  10,599,750
 Series 2003A, DBA Carolinas Healthcare, 5.000%, 1/15/33 (DD, settling 5/01/03)

North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Refunding Series 1993
 7.000%, 1/01/08                                                                                          BBB  12,742,070
 6.250%, 1/01/12                                                                                          BBB  18,241,460

----
47

Portfolio of Investments
NUVEEN INTERMEDIATE DURATION MUNICIPAL BOND FUND (continued)
April 30, 2003

   Principal                                                                                                        Optional Call
Amount (000) Description                                                                                              Provisions*
----------------------------------------------------------------------------------------------------------------------------------
             North Carolina (continued)

  $    4,650 North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 1985-G,             9/03 at 102.50
              5.750% 12/01/16 - ACA Insured

       7,855 North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 1993-D,             7/03 at 102.00
              5.600% 1/01/16 - ACA Insured

       2,500 North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 1999B               1/09 at 102.00
              Refunding 5.600%, 1/01/15

       7,000 North Carolina Municipal Power Agency Number 1, Catawba Electric Revenue Bonds, Series 2003A,           No Opt. Call
              5.500%, 1/01/13

         905 Housing Authority of the City of Wilmington, North Carolina, First Mortgage Revenue Bonds,            6/03 at 100.00
              Series 1979, 7.750%, 6/01/10
----------------------------------------------------------------------------------------------------------------------------------
             Ohio - 0.3%

       1,915 Butler County, Ohio, General Obligation Bonds, Series 2002, 5.250%, 12/01/17 - MBIA Insured          12/13 at 100.00

             Cleveland-Cuyahoga County Port Authority, Ohio, Subordinate Refunding Revenue Bonds, Series 1997,
             Rock and Roll Hall of Fame and Museum Project:
         360  5.750%, 12/01/07                                                                                       No Opt. Call
         425  5.850%, 12/01/08                                                                                       No Opt. Call

       1,000 City of Dayton, Ohio, Special Facilities Revenue Refunding Bonds, 1988 Series C, Emery Air Freight      No Opt. Call
              Corporation and Emery Worldwide Airlines, Inc. - Guarantors, 6.050%, 10/01/09

         695 Miami County, Ohio, Hospital Facilities Revenue Refunding and Improvement Bonds, Upper Valley           No Opt. Call
              Medical Center, Series 1996C, 6.000%, 5/15/06

       3,400 University of Cincinnati, Ohio, General Receipts Bonds, Series 2003, 5.000%, 6/01/17 - FGIC Insured   6/13 at 100.00
----------------------------------------------------------------------------------------------------------------------------------
             Oregon - 0.7%

       8,720 State of Oregon Department of Administrative Services, Certificates of Participation, 1997 Series A,  5/07 at 101.00
              5.800%, 5/01/24 (Pre-refunded to 5/01/07) - AMBAC Insured

      10,000 State of Oregon, General Obligation Veterans Welfare Bonds, 2001 Series 81, 5.250%, 10/01/42         10/11 at 100.00
----------------------------------------------------------------------------------------------------------------------------------
             Pennsylvania - 3.5%

       1,250 County of Allegheny, Pennsylvania, Airport Revenue Refunding Bonds, Series 1997A, Pittsburgh            No Opt. Call
              International Airport, 5.750%, 1/01/12 (Alternative Minimum Tax) - MBIA Insured

       7,575 Carbon County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue Refunding       No Opt. Call
              Bonds, 2000 Series, Panther Creek Partners Project, 6.650%, 5/01/10 (Alternative Minimum Tax)

      10,000 Lehigh County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding     9/04 at 102.00
              Bonds, 1994 Series B, Pennsylvania Power & Light Company Project, 6.400%, 9/01/29 -
              MBIA Insured

      21,625 Pennsylvania Housing Finance Agency, Rental Housing Refunding Bonds, Issue 1993, 5.750%, 7/01/14      7/03 at 102.00

             Pennsylvania Housing Finance Agency, Multifamily Housing Refunding Bonds, Federal Housing
             Administration Insured Mortgage Loans, Issue 1992:
       4,025  8.100%, 7/01/13                                                                                      7/03 at 101.00
      16,830  8.200%, 7/01/24                                                                                      7/03 at 101.00

      16,600 Pennsylvania Intergovernmental Cooperation Authority, Special Tax Revenue Refunding Bonds, City of    6/03 at 100.00
              Philadelphia Funding Program, Series of 1993A, 5.000%, 6/15/22 - MBIA Insured

             Pennsylvania Higher Educational Facilities Authority, Geneva College Revenue Bonds, Series 1998:
         470  4.900%, 4/01/07                                                                                        No Opt. Call
         495  4.950%, 4/01/08                                                                                        No Opt. Call

       3,400 City of Philadelphia, Pennsylvania, Gas Works Revenue Bonds, 1998 Resolution,                         8/13 at 100.00
              Fourth Series, 5.000%, 8/01/32 - FSA Insured

       5,000 City of Philadelphia, Pennsylvania, Gas Works Revenue Bonds, Fourteenth Series, 6.375%, 7/01/26       7/03 at 102.00
              (Pre-refunded to 7/01/03)

                                                                                                                    Market
Description                                                                                          Ratings**       Value
--------------------------------------------------------------------------------------------------------------------------
North Carolina (continued)

North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 1985-G,                    A $ 4,783,688
 5.750% 12/01/16 - ACA Insured

North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 1993-D,                    A   7,995,133
 5.600% 1/01/16 - ACA Insured

North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 1999B                    BBB   2,656,525
 Refunding 5.600%, 1/01/15

North Carolina Municipal Power Agency Number 1, Catawba Electric Revenue Bonds, Series 2003A,             BBB+   7,748,930
 5.500%, 1/01/13

Housing Authority of the City of Wilmington, North Carolina, First Mortgage Revenue Bonds,              N/R***     910,457
 Series 1979, 7.750%, 6/01/10
--------------------------------------------------------------------------------------------------------------------------
Ohio - 0.3%

Butler County, Ohio, General Obligation Bonds, Series 2002, 5.250%, 12/01/17 - MBIA Insured                Aaa   2,134,765

Cleveland-Cuyahoga County Port Authority, Ohio, Subordinate Refunding Revenue Bonds, Series 1997,
Rock and Roll Hall of Fame and Museum Project:
 5.750%, 12/01/07                                                                                         N/R     396,839
 5.850%, 12/01/08                                                                                         N/R     467,725

City of Dayton, Ohio, Special Facilities Revenue Refunding Bonds, 1988 Series C, Emery Air Freight         BB+     920,470
 Corporation and Emery Worldwide Airlines, Inc. - Guarantors, 6.050%, 10/01/09

Miami County, Ohio, Hospital Facilities Revenue Refunding and Improvement Bonds, Upper Valley             BBB+     751,510
 Medical Center, Series 1996C, 6.000%, 5/15/06

University of Cincinnati, Ohio, General Receipts Bonds, Series 2003, 5.000%, 6/01/17 - FGIC Insured        AAA   3,690,088
--------------------------------------------------------------------------------------------------------------------------
Oregon - 0.7%

State of Oregon Department of Administrative Services, Certificates of Participation, 1997 Series A,       AAA  10,039,598
 5.800%, 5/01/24 (Pre-refunded to 5/01/07) - AMBAC Insured

State of Oregon, General Obligation Veterans Welfare Bonds, 2001 Series 81, 5.250%, 10/01/42                AA  10,430,000
--------------------------------------------------------------------------------------------------------------------------
Pennsylvania - 3.5%

County of Allegheny, Pennsylvania, Airport Revenue Refunding Bonds, Series 1997A, Pittsburgh               AAA   1,410,313
 International Airport, 5.750%, 1/01/12 (Alternative Minimum Tax) - MBIA Insured

Carbon County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue Refunding         BBB-   7,919,587
 Bonds, 2000 Series, Panther Creek Partners Project, 6.650%, 5/01/10 (Alternative Minimum Tax)

Lehigh County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding          AAA  10,834,500
 Bonds, 1994 Series B, Pennsylvania Power & Light Company Project, 6.400%, 9/01/29 -
 MBIA Insured

Pennsylvania Housing Finance Agency, Rental Housing Refunding Bonds, Issue 1993, 5.750%, 7/01/14           AAA  22,103,561

Pennsylvania Housing Finance Agency, Multifamily Housing Refunding Bonds, Federal Housing
Administration Insured Mortgage Loans, Issue 1992:
 8.100%, 7/01/13                                                                                          AAA   4,115,764
 8.200%, 7/01/24                                                                                          AAA  17,204,972

Pennsylvania Intergovernmental Cooperation Authority, Special Tax Revenue Refunding Bonds, City of         AAA  16,609,130
 Philadelphia Funding Program, Series of 1993A, 5.000%, 6/15/22 - MBIA Insured

Pennsylvania Higher Educational Facilities Authority, Geneva College Revenue Bonds, Series 1998:
 4.900%, 4/01/07                                                                                         BBB-     494,050
 4.950%, 4/01/08                                                                                         BBB-     515,953

City of Philadelphia, Pennsylvania, Gas Works Revenue Bonds, 1998 Resolution,                              AAA   3,475,038
 Fourth Series, 5.000%, 8/01/32 - FSA Insured

City of Philadelphia, Pennsylvania, Gas Works Revenue Bonds, Fourteenth Series, 6.375%, 7/01/26         BBB***   5,144,250
 (Pre-refunded to 7/01/03)

----
48

   Principal
Amount (000) Description
-------------------------------------------------------------------------------------------------------------------
             Pennsylvania (continued)

 $    11,070 Public Auditorium Authority of Pittsburgh and Allegheny County, Allegheny County, Pennsylvania, Hotel
              Room Excise Tax Revenue Bonds, Series 1999, 5.125%, 2/01/35 - AMBAC Insured

       1,500 Municipal Authority of Westmoreland County, Pennsylvania, Municipal Service Revenue Bonds,
              Series 1995A, 0.000%, 8/15/07 - FGIC Insured
-------------------------------------------------------------------------------------------------------------------
             Puerto Rico - 2.1%
      11,000 The Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-Backed Bonds, Series 2000,
              6.000%, 7/01/26 (Pre-refunded to 7/01/10)

             Puerto Rico Electric Power Authority, Power Revenue Bonds, 2002 Series II:
       4,200  5.375%, 7/01/19 - MBIA Insured
       5,000  5.000%, 7/01/20 - MBIA Insured
       4,000  5.125%, 7/01/26 - FSA Insured

       5,000 Puerto Rico Municipal Finance Agency, 2002 Series A, 5.000%, 8/01/27 - FSA Insured

      27,500 Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, 2002 Series E,
              5.500%, 8/01/29
-------------------------------------------------------------------------------------------------------------------
             Rhode Island - 0.7%

       8,395 Rhode Island Convention Center Authority, Refunding Revenue Bonds, 1993 Series B,
              5.000%, 5/15/20 - MBIA Insured

      15,300 Tobacco Settlement Financing Corporation of Rhode Island, Asset-Backed Bonds, Series 2002A,
              6.125%, 6/01/32
-------------------------------------------------------------------------------------------------------------------
             South Carolina - 0.5%

      10,000 Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series 2002,
              5.500%, 12/01/28

       5,000 Lexington County Health Services District, South Carolina, Hospital Revenue Bonds, Series 2003
              Refunding and Improvement, 5.500%, 11/01/32
-------------------------------------------------------------------------------------------------------------------
             South Dakota - 0.1%

       4,000 South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sioux Valley Hospital and
              Health System, Series 2001E, 5.375%, 11/01/24
-------------------------------------------------------------------------------------------------------------------
             Tennessee - 0.1%

         500 Memphis-Shelby County Airport Authority, Tennessee, Special Facilities Revenue Bonds, Refunding
              Series 1997, Federal Express Corporation, 5.350%, 9/01/12

       2,000 Memphis, Tennessee, Sanitary Sewerage System Revenue Bonds, Series 2002, 5.000%, 10/01/21
-------------------------------------------------------------------------------------------------------------------
             Texas - 5.9%

       8,800 City of Austin, Texas, Electric Utility System Revenue Bonds, Series 2003 Refunding,
              5.250%, 11/15/20 - MBIA Insured

       2,000 City of Austin, Texas, Combined Utility Systems Revenue Refunding Bonds, Series 1996B,
              5.700%, 11/15/21 - MBIA Insured

      29,500 Brazos River Authority, Texas, Collateralized Revenue Refunding Bonds, Houston Lighting & Power
              Company Project, Series 1995, 5.800%, 8/01/15 - MBIA Insured

       6,585 Crowley Independent School District, Tarrant and Johnson Counties, Texas, General Obligation Bonds,
              Series 1997, 6.500%, 8/01/23

       3,000 Goose Creek Consolidated Independent School District, Texas, Unlimited Tax Refunding Bonds,
              Series 1993, 0.000%, 2/15/09

             Grapevine-Colleyville Independent School District, Tarrant and Dallas Counties, Texas, Unlimited Tax
             School Building and Refunding Bonds, Series 1998:
       4,890  0.000%, 8/15/19
      10,000  0.000%, 8/15/24

      25,900 Harris County, Texas, Toll Road Senior Lien Revenue Refunding Bonds, Series 1994, 5.300%, 8/15/13 -
              AMBAC Insured

                                                                                                        Optional Call
Description                                                                                               Provisions* Ratings**
--------------------------------------------------------------------------------------------------------------------------------
Pennsylvania (continued)

Public Auditorium Authority of Pittsburgh and Allegheny County, Allegheny County, Pennsylvania, Hotel  8/09 at 101.00       AAA
 Room Excise Tax Revenue Bonds, Series 1999, 5.125%, 2/01/35 - AMBAC Insured

Municipal Authority of Westmoreland County, Pennsylvania, Municipal Service Revenue Bonds,               No Opt. Call       AAA
 Series 1995A, 0.000%, 8/15/07 - FGIC Insured
--------------------------------------------------------------------------------------------------------------------------------
Puerto Rico - 2.1%
The Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-Backed Bonds, Series 2000,            7/10 at 100.00       AAA
 6.000%, 7/01/26 (Pre-refunded to 7/01/10)

Puerto Rico Electric Power Authority, Power Revenue Bonds, 2002 Series II:
 5.375%, 7/01/19 - MBIA Insured                                                                       7/12 at 101.00       AAA
 5.000%, 7/01/20 - MBIA Insured                                                                       7/12 at 101.00       AAA
 5.125%, 7/01/26 - FSA Insured                                                                        7/12 at 101.00       AAA

Puerto Rico Municipal Finance Agency, 2002 Series A, 5.000%, 8/01/27 - FSA Insured                     8/12 at 100.00       AAA

Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, 2002 Series E,               2/12 at 100.00      BBB+
 5.500%, 8/01/29
--------------------------------------------------------------------------------------------------------------------------------
Rhode Island - 0.7%

Rhode Island Convention Center Authority, Refunding Revenue Bonds, 1993 Series B,                      5/03 at 100.00       AAA
 5.000%, 5/15/20 - MBIA Insured

Tobacco Settlement Financing Corporation of Rhode Island, Asset-Backed Bonds, Series 2002A,            6/12 at 100.00        A-
 6.125%, 6/01/32
--------------------------------------------------------------------------------------------------------------------------------
South Carolina - 0.5%

Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series 2002,   12/12 at 101.00       AA-
 5.500%, 12/01/28

Lexington County Health Services District, South Carolina, Hospital Revenue Bonds, Series 2003        11/13 at 100.00         A
 Refunding and Improvement, 5.500%, 11/01/32
--------------------------------------------------------------------------------------------------------------------------------
South Dakota - 0.1%

South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sioux Valley Hospital and    11/11 at 101.00        A+
 Health System, Series 2001E, 5.375%, 11/01/24
--------------------------------------------------------------------------------------------------------------------------------
Tennessee - 0.1%

Memphis-Shelby County Airport Authority, Tennessee, Special Facilities Revenue Bonds, Refunding          No Opt. Call       BBB
 Series 1997, Federal Express Corporation, 5.350%, 9/01/12

Memphis, Tennessee, Sanitary Sewerage System Revenue Bonds, Series 2002, 5.000%, 10/01/21             10/12 at 100.00       AA+
--------------------------------------------------------------------------------------------------------------------------------
Texas - 5.9%

City of Austin, Texas, Electric Utility System Revenue Bonds, Series 2003 Refunding,                   5/13 at 100.00       AAA
 5.250%, 11/15/20 - MBIA Insured

City of Austin, Texas, Combined Utility Systems Revenue Refunding Bonds, Series 1996B,                11/06 at 100.00       AAA
 5.700%, 11/15/21 - MBIA Insured

Brazos River Authority, Texas, Collateralized Revenue Refunding Bonds, Houston Lighting & Power        8/03 at 100.00       AAA
 Company Project, Series 1995, 5.800%, 8/01/15 - MBIA Insured

Crowley Independent School District, Tarrant and Johnson Counties, Texas, General Obligation Bonds,    8/08 at 100.00       AAA
 Series 1997, 6.500%, 8/01/23

Goose Creek Consolidated Independent School District, Texas, Unlimited Tax Refunding Bonds,              No Opt. Call       AAA
 Series 1993, 0.000%, 2/15/09

Grapevine-Colleyville Independent School District, Tarrant and Dallas Counties, Texas, Unlimited Tax
School Building and Refunding Bonds, Series 1998:
 0.000%, 8/15/19                                                                                        No Opt. Call       AAA
 0.000%, 8/15/24                                                                                        No Opt. Call       AAA

Harris County, Texas, Toll Road Senior Lien Revenue Refunding Bonds, Series 1994, 5.300%, 8/15/13 -    8/04 at 102.00       AAA
 AMBAC Insured

                                                                                                           Market
Description                                                                                                 Value
-----------------------------------------------------------------------------------------------------------------
Pennsylvania (continued)

Public Auditorium Authority of Pittsburgh and Allegheny County, Allegheny County, Pennsylvania, Hotel $11,382,949
 Room Excise Tax Revenue Bonds, Series 1999, 5.125%, 2/01/35 - AMBAC Insured

Municipal Authority of Westmoreland County, Pennsylvania, Municipal Service Revenue Bonds,              1,353,510
 Series 1995A, 0.000%, 8/15/07 - FGIC Insured
-----------------------------------------------------------------------------------------------------------------
Puerto Rico - 2.1%
The Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-Backed Bonds, Series 2000,            13,125,750
 6.000%, 7/01/26 (Pre-refunded to 7/01/10)

Puerto Rico Electric Power Authority, Power Revenue Bonds, 2002 Series II:
 5.375%, 7/01/19 - MBIA Insured                                                                        4,670,316
 5.000%, 7/01/20 - MBIA Insured                                                                        5,347,250
 5.125%, 7/01/26 - FSA Insured                                                                         4,214,320

Puerto Rico Municipal Finance Agency, 2002 Series A, 5.000%, 8/01/27 - FSA Insured                      5,196,000

Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, 2002 Series E,               28,690,475
 5.500%, 8/01/29
-----------------------------------------------------------------------------------------------------------------
Rhode Island - 0.7%

Rhode Island Convention Center Authority, Refunding Revenue Bonds, 1993 Series B,                       8,398,778
 5.000%, 5/15/20 - MBIA Insured

Tobacco Settlement Financing Corporation of Rhode Island, Asset-Backed Bonds, Series 2002A,            13,085,325
 6.125%, 6/01/32
-----------------------------------------------------------------------------------------------------------------
South Carolina - 0.5%

Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series 2002,    10,553,200
 5.500%, 12/01/28

Lexington County Health Services District, South Carolina, Hospital Revenue Bonds, Series 2003          5,130,400
 Refunding and Improvement, 5.500%, 11/01/32
-----------------------------------------------------------------------------------------------------------------
South Dakota - 0.1%

South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sioux Valley Hospital and      4,070,680
 Health System, Series 2001E, 5.375%, 11/01/24
-----------------------------------------------------------------------------------------------------------------
Tennessee - 0.1%

Memphis-Shelby County Airport Authority, Tennessee, Special Facilities Revenue Bonds, Refunding           538,755
 Series 1997, Federal Express Corporation, 5.350%, 9/01/12

Memphis, Tennessee, Sanitary Sewerage System Revenue Bonds, Series 2002, 5.000%, 10/01/21               2,101,900
-----------------------------------------------------------------------------------------------------------------
Texas - 5.9%

City of Austin, Texas, Electric Utility System Revenue Bonds, Series 2003 Refunding,                    9,442,312
 5.250%, 11/15/20 - MBIA Insured

City of Austin, Texas, Combined Utility Systems Revenue Refunding Bonds, Series 1996B,                  2,222,060
 5.700%, 11/15/21 - MBIA Insured

Brazos River Authority, Texas, Collateralized Revenue Refunding Bonds, Houston Lighting & Power        29,602,070
 Company Project, Series 1995, 5.800%, 8/01/15 - MBIA Insured

Crowley Independent School District, Tarrant and Johnson Counties, Texas, General Obligation Bonds,     7,770,629
 Series 1997, 6.500%, 8/01/23

Goose Creek Consolidated Independent School District, Texas, Unlimited Tax Refunding Bonds,             2,493,000
 Series 1993, 0.000%, 2/15/09

Grapevine-Colleyville Independent School District, Tarrant and Dallas Counties, Texas, Unlimited Tax
School Building and Refunding Bonds, Series 1998:
 0.000%, 8/15/19                                                                                       2,215,219
 0.000%, 8/15/24                                                                                       3,275,000

Harris County, Texas, Toll Road Senior Lien Revenue Refunding Bonds, Series 1994, 5.300%, 8/15/13 -    27,578,579
 AMBAC Insured

----
49

Portfolio of Investments
NUVEEN INTERMEDIATE DURATION MUNICIPAL BOND FUND (continued)
April 30, 2003

   Principal                                                                                                        Optional Call
Amount (000) Description                                                                                              Provisions*
----------------------------------------------------------------------------------------------------------------------------------
             Texas (continued)

  $    7,000 Harris County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Saint Luke's  8/03 at 100.00
              Episcopal Hospital Project, Series 1991A, 6.750%, 2/15/21

       6,000 City of Houston Water and Sewer System, Texas, Junior Lien Revenue Forward Refunding Bonds,          12/12 at 100.00
              Series 2002B, 5.750%, 12/01/15 - AMBAC Insured

      16,630 City of Houston Water and Sewer System, Texas, Junior Lien Revenue Refunding Bonds, Series 1998A,       No Opt. Call
              0.000%, 12/01/22 - FSA Insured

      10,000 City of Houston Water and Sewer System, Texas, Junior Lien Revenue Refunding Bonds, Series 2001A,    12/11 at 100.00
              5.500%, 12/01/14 - FSA Insured

      10,000 Jefferson County, Texas, Health Facilities Development Corporation, FHA-Insured Mortgage Revenue      8/11 at 100.00
              Bonds, Baptist Hospital of Southeast Texas, Series 2001, 5.500%, 8/15/41 - AMBAC Insured

             Sam Rayburn Municipal Power Agency, Texas, Power Supply System Revenue Refunding Bonds,
             Series 2002A:
       8,615  6.000%, 10/01/16                                                                                    10/12 at 100.00
       9,450  6.000%, 10/01/21                                                                                    10/12 at 100.00

       4,100 Texas Public Finance Authority, General Obligation Bonds, Series 1997 Refunding, 5.000%, 10/01/15     4/08 at 100.00

       2,105 State of Texas, General Obligation Bonds, Series 2002A, 5.400%, 8/01/32 (Alternative Minimum Tax)     8/12 at 100.00

         535 Texas Department of Housing and Community Affairs, Multifamily Housing Revenue Bonds, NHP-              No Opt. Call
              Foundation - Asmara Project, Series 1996A, 5.800%, 1/01/06

      16,500 Texas Water Development Board, State Revolving Fund, Senior Lien Revenue Bonds, Series 1993,          7/04 at 102.00
              5.250%, 7/15/15

       1,100 Tomball Hospital Authority, Texas, Hospital Revenue Bonds, Series 1999, Tomball Regional Hospital,      No Opt. Call
              5.500%, 7/01/09
----------------------------------------------------------------------------------------------------------------------------------
             Utah - 1.1%

       5,000 Intermountain Power Agency, Utah, Power Supply Revenue Refunding Bonds, 1997 Series B,                7/07 at 102.00
              5.750%, 7/01/19 - MBIA Insured

             Intermountain Power Agency, Utah, Power Supply Revenue Refunding Bonds, 1993 Series A:
       3,050  5.500%, 7/01/13 (Pre-refunded to 7/01/03)                                                            7/03 at 102.00
       5,250  5.500%, 7/01/13                                                                                      7/03 at 102.00

      11,400 Intermountain Power Agency, Utah, Power Supply Revenue Bonds, Series 2003A Refunding,                 7/13 at 100.00
              5.000%, 7/01/18 - FSA Insured

         680 Layton, Utah, Industrial Development Revenue Bonds, C.D.I. Ltd. Project - K-Mart Guaranteed,          6/03 at 100.00
              8.750%, 6/01/05

         290 Salt Lake County, Utah, College Revenue Bonds, Westminster College of Salt Lake City Project,        10/07 at 101.00
              Series 1997, 5.200%, 10/01/09

             Utah Associated Municipal Power System, Revenue Bonds, Payson Power Project, Series 2003A:
       2,500  5.000%, 4/01/21 - FSA Insured                                                                        4/13 at 100.00
       2,385  5.000%, 4/01/22 - FSA Insured                                                                        4/13 at 100.00
----------------------------------------------------------------------------------------------------------------------------------
             Virgin Islands - 0.1%

         385 Virgin Islands Port Authority, Airport Revenue Bonds, Refunding Series 1998A, 4.500%, 9/01/05         9/03 at 100.00
              (Alternative Minimum Tax)

       1,000 Virgin Islands Water and Power Authority, Electric System Revenue and Refunding Bonds,                7/08 at 101.00
              1998 Series, 5.250%, 7/01/09
----------------------------------------------------------------------------------------------------------------------------------
             Virginia - 0.7%

         500 Pocahontas Parkway Association, Virginia, Route 895 Connector Toll Road Senior Lien Revenue Bonds,      No Opt. Call
              Series 1998A, 5.250%, 8/15/07

         555 Prince William County Park Authority, Virginia, Park Facilities Revenue Refunding and Improvement    10/09 at 101.00
              Bonds, Series 1999, 5.375%, 10/15/11

      18,285 Virginia Housing Development Authority, Multifamily Housing Bonds, Series 1993C, 5.550%, 5/01/08      5/03 at 102.00

                                                                                                                    Market
Description                                                                                          Ratings**       Value
--------------------------------------------------------------------------------------------------------------------------
Texas (continued)

Harris County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Saint Luke's       AAA $ 7,222,110
 Episcopal Hospital Project, Series 1991A, 6.750%, 2/15/21

City of Houston Water and Sewer System, Texas, Junior Lien Revenue Forward Refunding Bonds,                AAA   6,945,480
 Series 2002B, 5.750%, 12/01/15 - AMBAC Insured

City of Houston Water and Sewer System, Texas, Junior Lien Revenue Refunding Bonds, Series 1998A,          AAA   6,131,148
 0.000%, 12/01/22 - FSA Insured

City of Houston Water and Sewer System, Texas, Junior Lien Revenue Refunding Bonds, Series 2001A,          AAA  11,271,900
 5.500%, 12/01/14 - FSA Insured

Jefferson County, Texas, Health Facilities Development Corporation, FHA-Insured Mortgage Revenue           AAA  10,461,600
 Bonds, Baptist Hospital of Southeast Texas, Series 2001, 5.500%, 8/15/41 - AMBAC Insured

Sam Rayburn Municipal Power Agency, Texas, Power Supply System Revenue Refunding Bonds,
Series 2002A:
 6.000%, 10/01/16                                                                                        Baa2   9,258,799
 6.000%, 10/01/21                                                                                        Baa2   9,591,278

Texas Public Finance Authority, General Obligation Bonds, Series 1997 Refunding, 5.000%, 10/01/15          Aa1   4,414,593

State of Texas, General Obligation Bonds, Series 2002A, 5.400%, 8/01/32 (Alternative Minimum Tax)          Aa1   2,184,274

Texas Department of Housing and Community Affairs, Multifamily Housing Revenue Bonds, NHP-                   A     547,674
 Foundation - Asmara Project, Series 1996A, 5.800%, 1/01/06

Texas Water Development Board, State Revolving Fund, Senior Lien Revenue Bonds, Series 1993,               AAA  17,501,880
 5.250%, 7/15/15

Tomball Hospital Authority, Texas, Hospital Revenue Bonds, Series 1999, Tomball Regional Hospital,        Baa2   1,186,548
 5.500%, 7/01/09
--------------------------------------------------------------------------------------------------------------------------
Utah - 1.1%

Intermountain Power Agency, Utah, Power Supply Revenue Refunding Bonds, 1997 Series B,                     AAA   5,624,050
 5.750%, 7/01/19 - MBIA Insured

Intermountain Power Agency, Utah, Power Supply Revenue Refunding Bonds, 1993 Series A:
 5.500%, 7/01/13 (Pre-refunded to 7/01/03)                                                              A+***   3,133,509
 5.500%, 7/01/13                                                                                        A+***   5,392,170

Intermountain Power Agency, Utah, Power Supply Revenue Bonds, Series 2003A Refunding,                      AAA  12,191,730
 5.000%, 7/01/18 - FSA Insured

Layton, Utah, Industrial Development Revenue Bonds, C.D.I. Ltd. Project - K-Mart Guaranteed,               N/R     410,720
 8.750%, 6/01/05

Salt Lake County, Utah, College Revenue Bonds, Westminster College of Salt Lake City Project,              BBB     309,126
 Series 1997, 5.200%, 10/01/09

Utah Associated Municipal Power System, Revenue Bonds, Payson Power Project, Series 2003A:
 5.000%, 4/01/21 - FSA Insured                                                                            AAA   2,614,325
 5.000%, 4/01/22 - FSA Insured                                                                            AAA   2,480,448
--------------------------------------------------------------------------------------------------------------------------
Virgin Islands - 0.1%

Virgin Islands Port Authority, Airport Revenue Bonds, Refunding Series 1998A, 4.500%, 9/01/05              BBB     387,472
 (Alternative Minimum Tax)

Virgin Islands Water and Power Authority, Electric System Revenue and Refunding Bonds,                     N/R   1,073,460
 1998 Series, 5.250%, 7/01/09
--------------------------------------------------------------------------------------------------------------------------
Virginia - 0.7%

Pocahontas Parkway Association, Virginia, Route 895 Connector Toll Road Senior Lien Revenue Bonds,        Baa3     438,095
 Series 1998A, 5.250%, 8/15/07

Prince William County Park Authority, Virginia, Park Facilities Revenue Refunding and Improvement           A3     612,309
 Bonds, Series 1999, 5.375%, 10/15/11

Virginia Housing Development Authority, Multifamily Housing Bonds, Series 1993C, 5.550%, 5/01/08           AA+  18,599,685

----
50

   Principal
Amount (000) Description
-------------------------------------------------------------------------------------------------------------------
             Washington - 6.4%

$      3,990 Public Utility District No. 1 of Chelan County, Washington, Rocky Reach Hydro-Electric System Revenue
              Bonds, Series 1968, 5.125%, 7/01/23

       7,500 Public Utility District No. 1 of Douglas County, Washington, Wells Hydro-Electric Revenue Bonds,
              Series 1963, 4.000%, 9/01/18

       1,175 Public Utility District No. 2 of Pacific County, Washington, Electric Revenue Bonds, Series 1994,
              6.150%, 5/01/14 (Pre-refunded to 5/01/04) - MBIA Insured

             City of Seattle, Washington, Municipal Light and Power Revenue Bonds, Senior Lien Series 1993:
         820   5.375%, 11/01/18 (Pre-refunded to 11/01/03)
       3,695   5.375%, 11/01/18

       7,000 Tobacco Settlement Authority, Washington, Tobacco Settlement Asset-Backed Revenue Bonds,
              Series 2002, 6.500%, 6/01/26

       4,725 State of Washington, General Obligation Bonds, Series R-03A Refunding, 5.000%, 1/01/18 - MBIA
              Insured

             Washington Public Power Supply System, Nuclear Project No. 1 Refunding Revenue Bonds,
             Series 1993A:
       1,650   7.000%, 7/01/07
      12,610   7.000%, 7/01/07
      18,500   5.750%, 7/01/13 (Pre-refunded to 7/01/03)
      12,260  5.700%, 7/01/17 - MBIA Insured

       5,000 Washington Public Power Supply System, Nuclear Project No. 1 Refunding Revenue Bonds,
              Series 1989B, 7.125%, 7/01/16

       7,805 Washington Public Power Supply System, Nuclear Project No. 1 Refunding Revenue Bonds,
              Series 1993B, 7.000%, 7/01/09

      10,000 Washington Public Power Supply System, Nuclear Project No. 1 Refunding Revenue Bonds,
              Series 1993C, 5.375%, 7/01/15

       8,835 Washington Public Power Supply System, Nuclear Project No. 3 Refunding Revenue Bonds,
              Series 1993B, 5.700%, 7/01/18

             Washington Public Power Supply System, Nuclear Project No. 3 Refunding Revenue Bonds,
             Series 1993C:
       9,180  5.300%, 7/01/10
      51,070  5.375%, 7/01/15
      11,745  5.500%, 7/01/18
-------------------------------------------------------------------------------------------------------------------
             Wisconsin - 5.4%

       5,000 Madison, Wisconsin, Industrial Development Revenue Refunding Bonds, Madison Gas & Electric
              Company Projects, Series 2002A, 5.875%, 10/01/34 (Alternative Minimum Tax)

       3,665 Wisconsin Housing and Economic Development Authority, Insured Mortgage Revenue Refunding Bonds,
              1977 Series A, 5.800%, 6/01/17

      10,000 Wisconsin Housing and Economic Development Authority, Home Ownership Revenue Bonds,
              1998 Series, 5.500%, 9/01/27 (Alternative Minimum Tax)

       3,545 Wisconsin Housing and Economic Development Authority, Home Ownership Revenue Bonds,
              2002 Series, 5.300%, 9/01/18

      30,325 Wisconsin Housing and Economic Development Authority, Housing Revenue Bonds,
              1993 Series C, 5.800%, 11/01/13

       7,695 State of Wisconsin, Petroleum Inspection Fee Revenue Bonds, 2000 Series A, 5.500%, 7/01/03

       4,060 Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Series 1994A, Froedtert
              Memorial Lutheran Hospital, Inc., 5.875%, 10/01/13 - MBIA Insured

      17,000 Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Series 1993, Aurora Health Care
              Obligated Group, 5.250%, 8/15/23 - MBIA Insured

      31,000 Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Series 1996, Aurora Medical
              Group, Inc. Project, 5.750%, 11/15/25 - FSA Insured

                                                                                                        Optional Call
Description                                                                                               Provisions* Ratings**
--------------------------------------------------------------------------------------------------------------------------------
Washington - 6.4%

Public Utility District No. 1 of Chelan County, Washington, Rocky Reach Hydro-Electric System Revenue  7/03 at 100.00        AA
 Bonds, Series 1968, 5.125%, 7/01/23

Public Utility District No. 1 of Douglas County, Washington, Wells Hydro-Electric Revenue Bonds,       9/03 at 100.50        AA
 Series 1963, 4.000%, 9/01/18

Public Utility District No. 2 of Pacific County, Washington, Electric Revenue Bonds, Series 1994,      5/04 at 100.00       AAA
 6.150%, 5/01/14 (Pre-refunded to 5/01/04) - MBIA Insured

City of Seattle, Washington, Municipal Light and Power Revenue Bonds, Senior Lien Series 1993:
  5.375%, 11/01/18 (Pre-refunded to 11/01/03)                                                         11/03 at 101.00    Aa3***
  5.375%, 11/01/18                                                                                    11/03 at 101.00       Aa3

Tobacco Settlement Authority, Washington, Tobacco Settlement Asset-Backed Revenue Bonds,               6/13 at 100.00        A-
 Series 2002, 6.500%, 6/01/26

State of Washington, General Obligation Bonds, Series R-03A Refunding, 5.000%, 1/01/18 - MBIA          1/12 at 100.00       AAA
 Insured

Washington Public Power Supply System, Nuclear Project No. 1 Refunding Revenue Bonds,
Series 1993A:
  7.000%, 7/01/07                                                                                        No Opt. Call       Aa1
  7.000%, 7/01/07                                                                                        No Opt. Call    Aa1***
  5.750%, 7/01/13 (Pre-refunded to 7/01/03)                                                            7/03 at 102.00    Aa1***
 5.700%, 7/01/17 - MBIA Insured                                                                       7/03 at 102.00       AAA

Washington Public Power Supply System, Nuclear Project No. 1 Refunding Revenue Bonds,                    No Opt. Call       Aa1
 Series 1989B, 7.125%, 7/01/16

Washington Public Power Supply System, Nuclear Project No. 1 Refunding Revenue Bonds,                    No Opt. Call       Aa1
 Series 1993B, 7.000%, 7/01/09

Washington Public Power Supply System, Nuclear Project No. 1 Refunding Revenue Bonds,                  7/03 at 102.00       Aa1
 Series 1993C, 5.375%, 7/01/15

Washington Public Power Supply System, Nuclear Project No. 3 Refunding Revenue Bonds,                  7/03 at 102.00       Aa1
 Series 1993B, 5.700%, 7/01/18

Washington Public Power Supply System, Nuclear Project No. 3 Refunding Revenue Bonds,
Series 1993C:
 5.300%, 7/01/10                                                                                      7/03 at 102.00       Aa1
 5.375%, 7/01/15                                                                                      7/03 at 102.00       Aa1
 5.500%, 7/01/18                                                                                      7/03 at 102.00       Aa1
--------------------------------------------------------------------------------------------------------------------------------
Wisconsin - 5.4%

Madison, Wisconsin, Industrial Development Revenue Refunding Bonds, Madison Gas & Electric             4/12 at 100.00       AA-
 Company Projects, Series 2002A, 5.875%, 10/01/34 (Alternative Minimum Tax)

Wisconsin Housing and Economic Development Authority, Insured Mortgage Revenue Refunding Bonds,          No Opt. Call     AA***
 1977 Series A, 5.800%, 6/01/17

Wisconsin Housing and Economic Development Authority, Home Ownership Revenue Bonds,                    9/08 at 101.50        AA
 1998 Series, 5.500%, 9/01/27 (Alternative Minimum Tax)

Wisconsin Housing and Economic Development Authority, Home Ownership Revenue Bonds,                    9/11 at 100.00        AA
 2002 Series, 5.300%, 9/01/18

Wisconsin Housing and Economic Development Authority, Housing Revenue Bonds,                          12/03 at 102.00        AA
 1993 Series C, 5.800%, 11/01/13

State of Wisconsin, Petroleum Inspection Fee Revenue Bonds, 2000 Series A, 5.500%, 7/01/03               No Opt. Call       AA-

Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Series 1994A, Froedtert         10/04 at 102.00       AAA
 Memorial Lutheran Hospital, Inc., 5.875%, 10/01/13 - MBIA Insured

Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Series 1993, Aurora Health Care  8/03 at 102.00       AAA
 Obligated Group, 5.250%, 8/15/23 - MBIA Insured

Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Series 1996, Aurora Medical      5/06 at 102.00       AAA
 Group, Inc. Project, 5.750%, 11/15/25 - FSA Insured

                                                                                                           Market
Description                                                                                                 Value
-----------------------------------------------------------------------------------------------------------------
Washington - 6.4%

Public Utility District No. 1 of Chelan County, Washington, Rocky Reach Hydro-Electric System Revenue $ 3,991,796
 Bonds, Series 1968, 5.125%, 7/01/23

Public Utility District No. 1 of Douglas County, Washington, Wells Hydro-Electric Revenue Bonds,        7,488,600
 Series 1963, 4.000%, 9/01/18

Public Utility District No. 2 of Pacific County, Washington, Electric Revenue Bonds, Series 1994,       1,234,279
 6.150%, 5/01/14 (Pre-refunded to 5/01/04) - MBIA Insured

City of Seattle, Washington, Municipal Light and Power Revenue Bonds, Senior Lien Series 1993:
  5.375%, 11/01/18 (Pre-refunded to 11/01/03)                                                             845,789
  5.375%, 11/01/18                                                                                      3,798,386

Tobacco Settlement Authority, Washington, Tobacco Settlement Asset-Backed Revenue Bonds,                6,345,710
 Series 2002, 6.500%, 6/01/26

State of Washington, General Obligation Bonds, Series R-03A Refunding, 5.000%, 1/01/18 - MBIA           5,016,438
 Insured

Washington Public Power Supply System, Nuclear Project No. 1 Refunding Revenue Bonds,
Series 1993A:
  7.000%, 7/01/07                                                                                       1,946,852
  7.000%, 7/01/07                                                                                      15,049,909
  5.750%, 7/01/13 (Pre-refunded to 7/01/03)                                                            19,015,040
 5.700%, 7/01/17 - MBIA Insured                                                                       12,588,691

Washington Public Power Supply System, Nuclear Project No. 1 Refunding Revenue Bonds,                   6,507,850
 Series 1989B, 7.125%, 7/01/16

Washington Public Power Supply System, Nuclear Project No. 1 Refunding Revenue Bonds,                   9,470,119
 Series 1993B, 7.000%, 7/01/09

Washington Public Power Supply System, Nuclear Project No. 1 Refunding Revenue Bonds,                  10,219,600
 Series 1993C, 5.375%, 7/01/15

Washington Public Power Supply System, Nuclear Project No. 3 Refunding Revenue Bonds,                   9,030,695
 Series 1993B, 5.700%, 7/01/18

Washington Public Power Supply System, Nuclear Project No. 3 Refunding Revenue Bonds,
Series 1993C:
 5.300%, 7/01/10                                                                                       9,390,222
 5.375%, 7/01/15                                                                                      52,191,497
 5.500%, 7/01/18                                                                                      12,000,219
-----------------------------------------------------------------------------------------------------------------
Wisconsin - 5.4%

Madison, Wisconsin, Industrial Development Revenue Refunding Bonds, Madison Gas & Electric              5,208,150
 Company Projects, Series 2002A, 5.875%, 10/01/34 (Alternative Minimum Tax)

Wisconsin Housing and Economic Development Authority, Insured Mortgage Revenue Refunding Bonds,         4,164,943
 1977 Series A, 5.800%, 6/01/17

Wisconsin Housing and Economic Development Authority, Home Ownership Revenue Bonds,                    10,334,200
 1998 Series, 5.500%, 9/01/27 (Alternative Minimum Tax)

Wisconsin Housing and Economic Development Authority, Home Ownership Revenue Bonds,                     3,687,580
 2002 Series, 5.300%, 9/01/18

Wisconsin Housing and Economic Development Authority, Housing Revenue Bonds,                           31,161,667
 1993 Series C, 5.800%, 11/01/13

State of Wisconsin, Petroleum Inspection Fee Revenue Bonds, 2000 Series A, 5.500%, 7/01/03              7,750,173

Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Series 1994A, Froedtert           4,340,668
 Memorial Lutheran Hospital, Inc., 5.875%, 10/01/13 - MBIA Insured

Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Series 1993, Aurora Health Care  17,190,400
 Obligated Group, 5.250%, 8/15/23 - MBIA Insured

Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Series 1996, Aurora Medical      33,655,770
 Group, Inc. Project, 5.750%, 11/15/25 - FSA Insured

----
51

Portfolio of Investments
NUVEEN INTERMEDIATE DURATION MUNICIPAL BOND FUND (continued)
April 30, 2003

   Principal                                            Optional Call                   Market
Amount (000) Description                                  Provisions* Ratings**          Value
----------------------------------------------------------------------------------------------
             Wisconsin (continued)

  $   26,800 Wisconsin Health and Educational          8/07 at 102.00       AAA $   27,400,856
              Facilities Authority, Revenue Bonds,
              Series 1997, Aurora Health Care, Inc.,
              5.250%, 8/15/27 - MBIA Insured

         750 Wisconsin Health and Educational         10/07 at 101.00       BBB        788,715
              Facilities Authority, Revenue Bonds,
              Series 1998, Carroll College, Inc.
              Project, 5.000%, 10/01/09

      10,000 Wisconsin Health and Educational          2/12 at 101.00       AAA     10,304,200
              Facilities Authority, Revenue Bonds,
              Ministry Health Care Inc.,
              Series 2002A, 5.250%, 2/15/32 - MBIA
              Insured
----------------------------------------------------------------------------------------------
             Wyoming - 0.1%

       3,000 Wyoming Community Development             6/11 at 100.00        AA      3,108,232
              Authority, Housing Revenue Bonds, 2001
              Series 1, 5.375%, 6/01/22 (Alternative
              Minimum Tax)
----------------------------------------------------------------------------------------------
  $2,827,610 Total Long-Term Investments (cost                                   2,859,760,797
              $2,687,726,998) - 98.3%
----------------------------------------------------------------------------------------------
------------
             Short-Term Investments - 1.0%

       9,000 Capital Projects Finance Authority,                         VMIG-1      9,000,000
              Florida, Variable Rate Demand Bonds,
              Continuing Care Retirement Community,
              Glenridge on Palmer Ranch, Series
              2002C, 1.350%, 6/01/12+

       3,000 Clarksville Public Building Authority,                      VMIG-1      3,000,000
              Tennessee, Municipal Bond Fund Pooled
              Financing, Series 2003, Variable Rate
              Demand Obligations, 1.400%, 1/01/33+

       4,000 Michigan Strategic Fund, Variable Rate                         A-1      4,000,000
              Demand Limited Obligation Revenue
              Bonds, Series 2001A, Detroit Symphony
              Orchestra Project, 1.350%, 6/01/31+

       2,400 Health and Educational Facilities                           VMIG-1      2,400,000
              Authority of Missouri, Health
              Facilities Revenue Bonds, Series
              2001A, Variable Rate Demand Bonds,
              Bethesda Health Group, 1.400%, 8/01/31+

       5,775 Health and Educational Facilities                           VMIG-1      5,775,000
              Authority of Missouri, Educational
              Facilities Revenue Bonds, St. Louis
              University, Series 2002, Variable Rate
              Demand Obligations, 1.400%, 7/01/32+

       6,000 New York City Transitional Finance                            A-1+      6,000,000
              Authority, New York, Future Tax
              Secured Bonds, Fiscal 1998, Variable
              Rate Demand Obligations, 1.400%,
              5/01/28+
----------------------------------------------------------------------------------------------
  $   30,175 Total Short-Term Investments (cost                                     30,175,000
              $30,175,000)
----------------------------------------------------------------------------------------------
------------
             Total Investments (cost $2,717,901,998)                             2,889,935,797
              - 99.3%
             ---------------------------------------------------------------------------------
             Other Assets Less Liabilities - 0.7%                                   21,444,731
             ---------------------------------------------------------------------------------
             Net Assets - 100%                                                  $2,911,380,528
             ---------------------------------------------------------------------------------

           * Optional Call Provisions (not covered by the report of independent accountants): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
           ** Ratings (not covered by the report of independent accountants):
              Using the higher of Standard & Poor's or Moody's rating.
          *** Securities are backed by an escrow or trust containing sufficient
              U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
           # On December 9, 2002, UAL Corporation, the holding company of United Air Lines, Inc., filed for federal bankruptcy protection. The Adviser determined that it was likely United would not remain current on their interest payment obligations with respect to these bonds and thus has stopped accruing interest.
          N/R Investment is not rated.
        (DD)  Security purchased on a delayed delivery basis.
        (WI)  Security purchased on a when-issued basis.
           + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.


                                See accompanying notes to financial statements.

----
52

Portfolio of Investments
NUVEEN LIMITED TERM MUNICIPAL BOND FUND
April 30, 2003


   Principal                                               Optional Call                Market
Amount (000) Description                                     Provisions* Ratings**       Value
----------------------------------------------------------------------------------------------
             Alabama - 1.8%

    $  3,815 Alabama 21st Century Authority, Tobacco     12/11 at 101.00        A1 $ 3,506,138
              Settlement Revenue Bonds, Series 2001,
              5.500%, 12/01/12

       5,700 Cullman Medical Clinic Board, Alabama,       8/03 at 102.00      Baa2   5,774,841
              Revenue Bonds, Cullman Regional Medical
              Center, Series 1993A Refunding, 6.500%,
              2/15/13

       5,000 Jefferson County, Alabama, Sewer Revenue     2/09 at 101.00       AAA   5,843,750
              Capital Improvement Warrants, Series
              1999-A, 5.750%, 2/01/38 (Pre-refunded to
              2/01/09) - FGIC Insured
----------------------------------------------------------------------------------------------
             Alaska - 0.2%

       1,250 Alaska Student Loan Corporation, Student       No Opt. Call       AAA   1,350,600
              Loan Revenue Bonds, 1997 Series A,
              5.200%, 7/01/06 (Alternative Minimum Tax)
              - AMBAC Insured
----------------------------------------------------------------------------------------------
             Arizona - 1.3%

       2,380 Arizona Educational Loan Marketing             No Opt. Call       AAA   2,413,772
              Corporation, Educational Loan Senior Lien
              Revenue Bonds, 2000 Series A-3, 3.700%,
              3/01/09 (Alternative Minimum Tax)

       3,730 Arizona Transportation Board, Highway          No Opt. Call       AAA   4,189,611
              Revenue Bonds, Series 2003A, 5.000%,
              7/01/09 (WI, settling 5/22/03)

       2,000 City of Tucson, Arizona, General               No Opt. Call       AAA   2,168,140
              Obligation Refunding Bonds, Series 1995,
              5.375%, 7/01/05 - FGIC Insured

       2,000 Yavapai County Industrial Development          No Opt. Call       BBB   2,015,480
              Authority, Arizona, Solid Waste Disposal
              Revenue Bonds, Waste Management Inc.
              Project, Series 2003B, 4.450%, 3/01/28
              (Alternative Minimum Tax) (Mandatory put
              3/01/08)
----------------------------------------------------------------------------------------------
             Arkansas - 0.8%

       1,035 Arkansas Development Finance Authority,      8/03 at 101.00        AA   1,058,515
              Single Family Mortgage Revenue Refunding
              Bonds, 1991 Series A, FHA-Insured or VA
              Guaranteed Mortgage Loans, 8.000%, 8/15/11

             Sebastian County, Arkansas, Sparks
             Regional Medical Center, Public Health
             Facilities Board Hospital Revenue
             Improvement Bonds, Series 2001A:
       1,620  5.500%, 11/01/11                              No Opt. Call        A2   1,766,011
       3,415  5.500%, 11/01/12                           11/11 at 101.00        A2   3,727,541
----------------------------------------------------------------------------------------------
             California - 3.9%

      11,750 California Higher Education Loan               No Opt. Call        A2  12,527,498
              Authority, Inc., Student Loan Revenue
              Refunding Bonds, Subordinate 1994 Series
              D, 6.500%, 6/01/05 (Alternative Minimum
              Tax)

             California Department of Water Resources,
             Power Supply Revenue Bonds, Series 2002A:
       1,000  5.500%, 5/01/06                               No Opt. Call        A3   1,096,760
       5,000  5.500%, 5/01/07                               No Opt. Call        A3   5,560,300
       3,000  5.500%, 5/01/08                               No Opt. Call        A3   3,357,090

       2,000 California Statewide Communities               No Opt. Call       N/R   2,034,760
              Development Authority, Certificates of
              Participation, Rio Bravo Fresno Project,
              Series 1999A Refunding, 5.600%, 12/01/03

       5,000 California Statewide Communities               No Opt. Call      BBB+   5,358,050
              Development Authority, Multifamily
              Housing Refunding Bonds, Archstone
              Oakridge Apartments, Issue 1999E,
              Archstone Communities Trust, 5.300%,
              6/01/29 (Mandatory put 6/01/08)

       1,250 Long Beach Aquarium of the Pacific,            No Opt. Call       AAA   1,317,062
              California, Revenue Bonds, Aquarium of
              the Pacific Project, 1995 Series A,
              5.750%, 7/01/05

             Sacramento Cogeneration Authority,
             California, Cogeneration Project Revenue
             Bonds, Procter & Gamble Project, 1995
             Series:
         500  6.000%, 7/01/03                               No Opt. Call       BBB     503,840
         500  7.000%, 7/01/04                               No Opt. Call       BBB     531,175

         950 Taft Public Financing Authority,               No Opt. Call        A2   1,002,687
              California, Lease Revenue Bonds, 1997
              Series A, Community Correctional Facility
              Acquisition Project, 5.500%, 1/01/06
----------------------------------------------------------------------------------------------
             Colorado - 3.5%

       9,000 E-470 Public Highway Authority, Arapahoe      8/05 at 95.92       AAA   8,332,470
              County, Colorado, Capital Improvement
              Trust Fund Highway Revenue Bonds, E-470
              Project, Senior Series C, 0.000%, 8/31/06
              (Pre-refunded to 8/31/05)

       5,000 Central Platte Valley Metropolitan             No Opt. Call       A-1   5,387,900
              District, Colorado, General Obligation
              Bonds, Series 2001A Refunding, 5.000%,
              12/01/31 (Mandatory put 12/01/09)

----
53

Portfolio of Investments
NUVEEN LIMITED TERM MUNICIPAL BOND FUND (continued)
April 30, 2003

   Principal                                               Optional Call                Market
Amount (000) Description                                     Provisions* Ratings**       Value
----------------------------------------------------------------------------------------------
             Colorado (continued)

    $    915 Colorado Health Facilities Authority,          No Opt. Call      BBB+ $   962,058
              Revenue Bonds, Series 1995, Covenant
              Retirement Communities Inc., 5.650%,
              12/01/04

             Colorado Health Facilities Authority,
             Hospital Revenue Bonds, Parkview Medical
             Center, Inc. Project, Series 2001:
         660  5.300%, 9/01/07                               No Opt. Call      Baa1     713,308
         690  5.400%, 9/01/08                               No Opt. Call      Baa1     746,918
         830  5.500%, 9/01/09                               No Opt. Call      Baa1     900,575

       3,500 City and County of Denver, Colorado,           No Opt. Call       AAA   3,796,975
              Airport System Revenue Refunding Bonds,
              Series 2002E, 5.000%, 11/15/10
              (Alternative Minimum Tax) - FGIC Insured

       2,975 City and County of Denver, Colorado,           No Opt. Call       AAA   3,161,295
              Airport System Revenue Bonds, Series
              1996A, 5.750%, 11/15/04 (Alternative
              Minimum Tax) - MBIA Insured

       5,000 City and County of Denver, Colorado,        11/06 at 101.00       AAA   5,502,300
              Airport System Revenue Bonds, Series
              1996C, 5.375%, 11/15/07 (Alternative
              Minimum Tax) - MBIA Insured

         595 Eagle County Air Terminal Corporation,         No Opt. Call       N/R     586,254
              Colorado, Airport Terminal Project
              Revenue Bonds, Series 1996, 6.750%,
              5/01/06 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------
             Connecticut - 0.9%

       1,000 City of Bridgeport, Connecticut, General       No Opt. Call       AAA   1,101,220
              Obligation Refunding Bonds, Series 1996A,
              6.000%, 9/01/05 - AMBAC Insured

         600 Connecticut Health and Educational             No Opt. Call      Baa1     603,702
              Facilities Authority, Revenue Bonds,
              Quinnipiac College Issue, Series D,
              5.625%, 7/01/03

         850 Connecticut Health and Educational             No Opt. Call       BBB     910,095
              Facilities Authority, Revenue Bonds,
              Hospital for Special Care Issue, Series
              B, 5.125%, 7/01/07

             Connecticut Development Authority, First
             Mortgage Gross Revenue Healthcare Project
             Refunding Bonds, Church Homes, Inc.,
             Congregational Avery Heights Project, 1997
             Series:
         330  5.100%, 4/01/04                               No Opt. Call       BBB     333,069
         900  5.200%, 4/01/05                               No Opt. Call       BBB     913,680
         935  5.300%, 4/01/06                               No Opt. Call       BBB     948,801

       3,000 Housing Authority of the City of Stamford,     No Opt. Call      BBB+   2,994,060
              Connecticut, Multifamily Housing Revenue
              Refunding Bonds, Fairfield Apartments
              Project, Series 1998, 4.750%, 12/01/28
              (Alternative Minimum Tax) (Mandatory put
              12/01/08)
----------------------------------------------------------------------------------------------
             Delaware - 0.5%

       2,000 Delaware Economic Development Authority,       No Opt. Call        A3   2,060,340
              Pollution Control Refunding Revenue
              Bonds, Delmarva Power & Light Company
              Project, Series 2000C, 5.500%, 7/01/25
              (Mandatory put 7/01/10)

       2,155 Delaware Economic Development Authority,       No Opt. Call        A3   2,243,635
              Pollution Control Refunding Revenue
              Bonds, Delmarva Power & Light Company
              Project, Series 2000D, 5.650%, 7/01/28
              (Alternative Minimum Tax) (Mandatory put
              7/01/10)
----------------------------------------------------------------------------------------------
             District of Columbia - 0.8%

       7,090 District of Columbia Tobacco Settlement        No Opt. Call        A-   6,842,488
              Financing Corporation, Tobacco Settlement
              Asset-Backed Bonds, Series 2001, 6.000%,
              5/15/11
----------------------------------------------------------------------------------------------
             Florida - 2.9%

       1,970 Dade County, Florida, Resource Recovery        No Opt. Call       AAA   2,212,133
              Facility Revenue Bonds, Series 1996
              Refunding, 6.000%, 10/01/06 (Alternative
              Minimum Tax) - AMBAC Insured

      10,000 Florida Department of Environmental          7/09 at 101.00       AAA  11,314,700
              Protection, Preservation 2000 Revenue
              Bonds, Series 1999A, 5.375%, 7/01/10 -
              FGIC Insured

       5,000 Hillsborough County Aviation Authority,        No Opt. Call       AAA   5,558,250
              Florida, Tampa International Airport
              Revenue Bonds, Series 2003A, 5.250%,
              10/01/09 (Alternative Minimum Tax) - MBIA
              Insured

       4,940 Housing Finance Authority of Polk County,    7/05 at 101.00       AAA   5,274,487
              Florida, Multifamily Housing Revenue
              Bonds, Winter Oaks Apartments Project,
              Series 1997A, 5.250%, 7/01/22 (Mandatory
              put 7/01/07)

         465 Sanford Airport Authority, Florida,            No Opt. Call       N/R     462,642
              Industrial Development Revenue Bonds,
              Central Florida Terminals Inc. Project,
              Series 1995A, 7.300%, 5/01/04
              (Alternative Minimum Tax)

----
54

   Principal                                              Optional Call               Market
Amount (000) Description                                    Provisions* Ratings**      Value
--------------------------------------------------------------------------------------------
             Georgia - 0.4%

    $  3,000 City of Atlanta, Georgia, Airport             No Opt. Call       AAA $3,366,210
              Facilities Revenue Refunding Bonds,
              Series 1996, 6.500%, 1/01/06 - AMBAC
              Insured
--------------------------------------------------------------------------------------------
             Illinois - 4.3%

         685 Village of Channahon, Illinois, Revenue       No Opt. Call      BBB+    707,591
              Refunding Bonds, Series 1999, Morris
              Hospital, 5.000%, 12/01/04

             Board of Education of the City of Chicago,
             Illinois, General Obligation Bonds, Series
             2003A:
       2,105  5.250%, 12/01/12 - MBIA Insured              No Opt. Call       AAA  2,387,512
       1,895  5.250%, 12/01/13 - MBIA Insured            6/13 at 100.00       AAA  2,139,815

       4,275 Chicago Housing Authority, Illinois,          No Opt. Call     AA***  4,688,948
              Capital Program Revenue Bonds, Series
              2001, 5.000%, 7/01/08

       5,000 City of Chicago, Illinois, Chicago O'Hare     No Opt. Call        Ca  1,287,500
              International Airport, Special Facility
              Revenue Bonds, United Air Lines, Inc.
              Project, Series 2001A, 5.800%, 11/01/35
              (Alternative Minimum Tax) (Mandatory put
              5/01/07)#

       2,000 Public Building Commission of Chicago,        No Opt. Call       AAA  2,224,920
              Illinois, Building Revenue Bonds, Chicago
              Transit Authority, Series 2003, 5.000%,
              3/01/08 - AMBAC Insured

       7,500 Granite City, Illinois, Waste Disposal        No Opt. Call       BBB  7,756,050
              Revenue Bonds, Waste Management Inc.
              Project, Series 2002, 5.000%, 5/01/27
              (Alternative Minimum Tax) (Mandatory put
              5/01/05)

             Illinois Development Finance Authority,
             Revenue Bonds, City of East Saint Louis
             Project Refunding, Series 2003:
       1,135  5.000%, 11/15/11 - XLCA Insured              No Opt. Call       AAA  1,249,885
       1,030  5.000%, 11/15/12 - XLCA Insured              No Opt. Call       AAA  1,133,155

       1,500 Illinois Health Facilities Authority,         No Opt. Call         A  1,621,185
              Revenue Refunding Bonds, Series 1996B,
              Sarah Bush Lincoln Health Center, 5.500%,
              2/15/06

       2,000 Illinois Health Facilities Authority,         No Opt. Call      Baa1  2,163,500
              Revenue Bonds, Loyola University Health
              System, Series 2001A, 5.750%, 7/01/11

       1,350 State of Illinois, General Obligation         No Opt. Call        AA  1,507,437
              Bonds, Illinois FIRST, Series 2002,
              5.000%, 10/01/07

             State of Illinois, Sales Tax Revenue
             Bonds, Illinois FIRST, Series 2002:
       3,000  5.000%, 6/15/08                              No Opt. Call       AAA  3,356,580
       4,000  5.000%, 6/15/09                              No Opt. Call       AAA  4,482,960
--------------------------------------------------------------------------------------------
             Indiana - 2.6%

       4,000 Avon Community School Building              7/04 at 101.00       AAA  4,243,120
              Corporation, Hendricks County, Indiana,
              First Mortgage Bonds, Series 1994,
              5.500%, 1/01/16 (Pre-refunded to 7/01/04)
              - MBIA Insured

             City of Goshen, Indiana, Revenue Refunding
             Bonds, Series 1998, Greencroft Obligated
             Group:
         715  5.150%, 8/15/05                              No Opt. Call       N/R    722,143
         790  5.250%, 8/15/07                              No Opt. Call       N/R    788,649
         680  5.300%, 8/15/08                              No Opt. Call       N/R    674,750
         775  5.350%, 8/15/09                            8/08 at 101.00       N/R    759,554

       1,075 Indiana Bond Bank, Special Program Bonds,     No Opt. Call        A+  1,104,390
              Hendricks County Redevelopment Authority,
              Pittboro Project, Series 1997B, 5.400%,
              2/01/04

       3,800 Indiana Municipal Power Agency, Power         No Opt. Call       AAA  4,273,290
              Supply System Revenue Bonds, Series 2003B
              Refunding, 5.250%, 1/01/13 - MBIA Insured

       4,150 City of Rockport, Indiana, Pollution          No Opt. Call       BBB  4,244,745
              Control Revenue Refunding Project,
              Indiana Michigan Power Company Project,
              Series 2002A, 4.900%, 6/01/25 (Mandatory
              put 6/01/07)

       5,000 Sullivan, Indiana, Pollution Control        5/03 at 102.00      BBB+  5,107,050
              Revenue Refunding Bonds, Series 1993C,
              Indiana Michigan Power Company Project,
              5.950%, 5/01/09
--------------------------------------------------------------------------------------------
             Iowa - 0.3%

             Tobacco Settlement Authority, Iowa,
             Tobacco Settlement Asset-Backed Revenue
             Bonds, Series 2001B:
       1,955  5.500%, 6/01/11                              No Opt. Call        A-  1,825,833
       1,025  5.500%, 6/01/12                            6/11 at 101.00        A-    945,173

----
55

Portfolio of Investments
NUVEEN LIMITED TERM MUNICIPAL BOND FUND (continued)
April 30, 2003

   Principal                                               Optional Call                Market
Amount (000) Description                                     Provisions* Ratings**       Value
----------------------------------------------------------------------------------------------
             Kansas - 0.9%

    $  5,000 Burlington, Kansas, Environmental              No Opt. Call        A2 $ 5,171,650
              Improvement Revenue Bonds, Kansas City
              Power and Light Company Project, Series
              1998A, 4.750%, 9/01/15 (Mandatory put
              10/01/07)

       2,000 Burlington, Kansas, Environmental              No Opt. Call        A2   2,068,660
              Improvement Revenue Bonds, Kansas City
              Power and Light Company Project, Series
              1998B Refunding, 4.750%, 9/01/15
              (Mandatory put 10/01/07)
----------------------------------------------------------------------------------------------
             Kentucky - 5.1%

      10,000 City of Ashland, Kentucky, Pollution           No Opt. Call      Baa2  10,335,200
              Control Revenue Refunding Bonds, Ashland
              Inc. Project, Series 1999, 5.700%,
              11/01/09

       3,180 County of Christian, Kentucky, Hospital        No Opt. Call        A-   3,451,127
              Revenue and Refunding Bonds, Series
              1997A, Jennie Stuart Medical Center,
              5.500%, 7/01/06

         370 City of Jeffersontown, Kentucky, Public        No Opt. Call        A3     376,253
              Projects Refunding and Improvements,
              Certificates of Participation, 4.750%,
              11/01/03

       2,500 Jessamine County, Kentucky, School           6/04 at 102.00    Aa3***   2,684,575
              District Finance Corporation, School
              Building Revenue Bonds, Series 1994,
              6.125%, 6/01/19 (Pre-refunded to 6/01/04)

       5,285 Kenton County Airport Board, Kentucky,         No Opt. Call       AAA   5,940,869
              Cincinnati-Northern Kentucky
              International Airport Revenue Refunding
              Bonds, Series 2002A, 5.625%, 3/01/09
              (Alternative Minimum Tax) - MBIA Insured

             Kentucky Economic Development Finance
             Authority, Hospital System Refunding and
             Improvement Revenue Bonds, Series 1997,
             Appalachian Regional Healthcare, Inc.
             Project:
       2,670  5.300%, 10/01/05                              No Opt. Call       BB-   2,645,222
       1,315  5.400%, 10/01/06                              No Opt. Call       BB-   1,289,594

         115 Kentucky Higher Education Student Loan         No Opt. Call       Aaa     115,430
              Corporation, Insured Student Loan Revenue
              Bonds, Series 1991B, 6.800%, 6/01/03
              (Alternative Minimum Tax)

             Kentucky Infrastructure Authority,
             Governmental Agencies Program, Revenue and
             Revenue Refunding Bonds, 1995 Series H:
       1,945  5.300%, 8/01/03                               No Opt. Call       AA-   1,964,956
       1,000  5.500%, 8/01/05                               No Opt. Call       AA-   1,083,560

       1,000 Turnpike Authority of Kentucky, Resource       No Opt. Call       Aa3   1,129,270
              Recovery Road Revenue Refunding Bonds,
              1985 Series A 9.625%, 7/01/05

       1,585 Regional Airport Authority of Louisville       No Opt. Call      Baa3   1,477,093
              and Jefferson County, Kentucky, Special
              Facilities Revenue Bonds, 1999 Series A,
              Airis Louisville, L.L.C. Project, 5.000%,
              3/01/09

      10,800 City of Owensboro, Kentucky, Electric          No Opt. Call       AAA  10,720,296
              Light and Power System Revenue Bonds,
              Series 1993A, 0.000%, 1/01/04
              (Alternative Minimum Tax) - AMBAC Insured
----------------------------------------------------------------------------------------------
             Louisiana - 0.6%

       4,950 Parish of St. Charles, State of Louisiana      No Opt. Call      BBB-   5,041,129
              Pollution Control Revenue Refunding
              Bonds, Entergy Louisiana, Inc. Project,
              Series 1999A, 4.900%, 6/01/30 (Mandatory
              put 6/01/05)
----------------------------------------------------------------------------------------------
             Maine - 0.1%

         845 Maine Educational Loan Marketing             5/03 at 100.50        A2     851,380
              Corporation, Student Loan Revenue Bonds,
              Subordinate Series 1992- A2 Refunding,
              6.600%, 5/01/05 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------
             Maryland - 0.7%

             Maryland State Energy Financing
             Administration, Solid Waste Disposal
             Revenue Bonds, Wheelabrator Water Projects
             - Baltimore LLC, Series 1996:
       2,280  5.650%, 12/01/03 (Alternative Minimum Tax)    No Opt. Call        A-   2,329,088
       1,000  5.850%, 12/01/05 (Alternative Minimum Tax)    No Opt. Call        A-   1,081,300

       2,400 Northeast Maryland Waste Disposal              No Opt. Call       AAA   2,495,976
              Authority, Resource Recovery Revenue
              Refunding Bonds, Southwest Resource
              Recovery Facility, Series 1993, 7.150%,
              1/01/04 - MBIA Insured
----------------------------------------------------------------------------------------------
             Massachusetts - 5.1%

       1,460 Massachusetts Educational Financing            No Opt. Call       AAA   1,520,838
              Authority, Education Loan Revenue Bonds,
              Issue E, Series 1995, 5.700%, 7/01/04
              (Alternative Minimum Tax) - AMBAC Insured

             Massachusetts Educational Financing
             Authority, Education Loan Revenue Bonds,
             Issue E, Series 1997B:
       1,420  5.250%, 7/01/06 (Alternative Minimum Tax)     No Opt. Call       AAA   1,554,815
              - AMBAC Insured
       2,005  5.350%, 7/01/07 (Alternative Minimum Tax)   7/06 at 102.00       AAA   2,212,798
              - AMBAC Insured

----
56

   Principal                                               Optional Call               Market
Amount (000) Description                                     Provisions* Ratings**      Value
---------------------------------------------------------------------------------------------
             Massachusetts (continued)

             Commonwealth of Massachusetts, General
             Obligation Bonds, Consolidated Loan,
             Series 2002E:
    $  5,000  5.250%, 1/01/06                               No Opt. Call       Aa2 $5,442,700
       8,015  5.500%, 1/01/08                               No Opt. Call       Aa2  9,032,424

             Massachusetts Development Finance Agency,
             Resource Recovery Revenue Bonds, SEMASS
             System, Series A:
       5,000  5.500%, 1/01/10 - MBIA Insured                No Opt. Call       AAA  5,601,050
       5,000  5.625%, 1/01/12 - MBIA Insured                No Opt. Call       AAA  5,666,350

         700 Massachusetts Health and Educational           No Opt. Call       AA-    770,420
              Facilities Authority, Revenue Bonds
              Partners Healthcare System Issue, Series
              B, 5.000%, 7/01/09

             Massachusetts Health and Educational
             Facilities Authority, Revenue Bonds,
             Berkshire Health System Issue, Series
             2001E:
       1,270  5.250%, 10/01/09 - RAAI Insured               No Opt. Call        AA  1,405,217
         545  5.250%, 10/01/10 - RAAI Insured               No Opt. Call        AA    598,688
       1,625  5.000%, 10/01/11 - RAAI Insured               No Opt. Call        AA  1,751,214

             Massachusetts Industrial Finance Agency,
             Resource Recovery Revenue Refunding Bonds,
             Ogden Haverhill Project, Series 1992A
             Remarketing:
       1,000  4.850%, 12/01/05                              No Opt. Call       BBB    994,230
       2,970  4.950%, 12/01/06                              No Opt. Call       BBB  2,934,806

             Massachusetts Industrial Finance Agency,
             Resource Recovery Revenue Refunding Bonds,
             Ogden Haverhill Project, Series 1998A:
       1,745  5.150%, 12/01/07 (Alternative Minimum Tax)    No Opt. Call       BBB  1,716,644
       2,500  5.200%, 12/01/08 (Alternative Minimum Tax)    No Opt. Call       BBB  2,446,025
---------------------------------------------------------------------------------------------
             Michigan - 2.8%

       2,980 City of Detroit, Michigan, Convention          No Opt. Call       AAA  3,319,690
              Facility Limited Tax Revenue Refunding
              Bonds, Cobo Hall Expansion Project,
              Series 1993, 5.250%, 9/30/06 - FSA Insured

       2,005 Board of Regents of Eastern Michigan           No Opt. Call       AAA  2,288,246
              University, General Revenue Bonds, Series
              2002A Refunding, 5.800%, 6/01/07 - FGIC
              Insured

       2,000 Kent Hospital Finance Authority, Michigan,   7/11 at 101.00        AA  2,227,200
              Revenue Bonds, Spectrum Health, Series
              2001A, 5.500%, 1/15/12

       2,143 Michigan State Hospital Finance Authority,     No Opt. Call      Baa2  2,169,353
              Detroit Medical Center Collateralized
              Loan, Series 2001, 7.360%, 4/01/07

             Michigan State Hospital Finance Authority,
             Hospital Revenue Bonds, Henry Ford Health
             System, Series 2003A Refunding:
       2,000  5.000%, 3/01/09                               No Opt. Call        A1  2,160,640
       3,000  5.500%, 3/01/13                               No Opt. Call        A1  3,274,770

             Michigan State Housing Development
             Authority, Rental Housing Revenue Bonds,
             1995 Series B:
       3,085  5.450%, 4/01/05 - MBIA Insured                No Opt. Call       AAA  3,270,871
       3,325  5.450%, 10/01/05 - MBIA Insured             6/05 at 102.00       AAA  3,570,452

       1,115 Pontiac, Michigan, Hospital Finance            No Opt. Call       Ba1  1,108,187
              Authority, Hospital Revenue Refunding
              Bonds, NOMC Obligated Group, Series 1993,
              5.800%, 8/01/03
---------------------------------------------------------------------------------------------
             Mississippi - 1.3%

       5,000 Mississippi Higher Education Assistance        No Opt. Call        A2  5,371,450
              Corporation, Student Loan Revenue Bonds,
              Series 2000B-3, 5.450%, 3/01/10
              (Alternative Minimum Tax)

             Mississippi Hospital Equipment and
             Facilities Authority, Revenue Refunding
             Bonds, Series 1995, Mississippi Baptist
             Medical Center:
       1,690  5.350%, 5/01/03 - MBIA Insured                No Opt. Call       AAA  1,690,186
       1,000  5.400%, 5/01/04 - MBIA Insured                No Opt. Call       AAA  1,040,250

       2,660 Mississippi Hospital and Equipment             No Opt. Call      BBB+  2,671,252
              Facilities Authority, Revenue Bonds,
              Southwest Regional Medical Center, Series
              2003 Refunding, 5.000%, 4/01/13 (WI,
              settling 5/06/03)

----
57

Portfolio of Investments
NUVEEN LIMITED TERM MUNICIPAL BOND FUND (continued)
April 30, 2003

   Principal                                               Optional Call               Market
Amount (000) Description                                     Provisions* Ratings**      Value
---------------------------------------------------------------------------------------------
             Missouri - 0.8%

             Health and Educational Facilities
             Authority, Missouri, Health Facilities
             Revenue Bonds, Lutheran Senior Services,
             Series 1997:
    $    500  5.200%, 2/01/04                               No Opt. Call       N/R $  511,330
         600  5.300%, 2/01/05                               No Opt. Call       N/R    629,424
         600  5.400%, 2/01/06                               No Opt. Call       N/R    642,264
         700  5.500%, 2/01/07                               No Opt. Call       N/R    757,085

       4,000 The Industrial Development Authority of        No Opt. Call        A3  4,045,320
              the County of St. Louis, Missouri,
              Multifamily Housing Revenue Refunding
              Bonds, Equity Residential/Pinetree
              Apartments, Series 1999A, 5.200%,
              11/15/29 (Mandatory put 11/15/04)
---------------------------------------------------------------------------------------------
             Montana - 0.4%

       3,000 City of Forsyth, Rosebud County, Montana,      No Opt. Call      BBB+  3,052,560
              Pollution Control Revenue Bonds, Portland
              General Electric Company, Series 1998A
              Refunding, 5.200%, 5/01/33 (WI, settling
              5/01/03) (Mandatory put 5/01/09)
---------------------------------------------------------------------------------------------
             Nebraska - 0.5%

       5,000 Energy America, Nebraska, Natural Gas          No Opt. Call       N/R  4,641,900
              Revenue Bonds, Nebraska Public Gas Agency
              Project, Series 1998B, 5.450%, 4/15/08
---------------------------------------------------------------------------------------------
             Nevada - 0.3%

       2,000 Las Vegas Convention and Visitors              No Opt. Call       AAA  2,296,600
              Authority, Nevada, Revenue Bonds, Series
              1999, 5.500%, 7/01/09 - AMBAC Insured
---------------------------------------------------------------------------------------------
             New Jersey - 2.9%

             Higher Education Student Assistance
             Authority of the State of New Jersey,
             Student Loan Revenue Bonds, 2000 Series A:
       5,000  5.750%, 6/01/09 (Alternative Minimum Tax)     No Opt. Call       AAA  5,605,000
              - MBIA Insured
       4,480  5.800%, 6/01/10 (Alternative Minimum Tax)     No Opt. Call       AAA  5,024,499
              - MBIA Insured
       4,930  5.900%, 6/01/11 (Alternative Minimum Tax)   6/10 at 101.00       AAA  5,536,193
              - MBIA Insured

       1,395 New Jersey Economic Development Authority,     No Opt. Call       AAA  1,508,414
              Insured Revenue Bonds, Educational
              Testing Service Issue, Series 1995B,
              5.500%, 5/15/05 - MBIA Insured

       1,155 New Jersey Educational Facilities              No Opt. Call         A  1,259,897
              Authority, Revenue Bonds, Fairleigh
              Dickinson University, Series 2002D,
              5.000%, 7/01/08 - ACA Insured

       1,000 New Jersey Highway Authority, Garden State     No Opt. Call       AAA  1,100,940
              Parkway, Senior Parkway Revenue Bonds,
              Series 2001 Refunding, 5.000%, 1/01/07 -
              FGIC Insured

       1,570 New Jersey Transportation Trust Fund           No Opt. Call       AA-  1,768,793
              Authority, Transportation System Bonds,
              1996 Series B, 6.000%, 6/15/06

       2,625 North Hudson Sewerage Authority, New           No Opt. Call       Aaa  2,927,873
              Jersey, Sewer Revenue Bonds, Series 2002A
              Refunding, 5.000%, 8/01/12 - FGIC Insured
---------------------------------------------------------------------------------------------
             New Mexico - 1.3%

       2,055 New Mexico Mortgage Finance Authority,         No Opt. Call       Aaa  2,217,694
              Multifamily Housing Revenue Refunding
              Bonds, Hunter's Ridge Apartments, 2001
              Series A, 5.000%, 7/01/31 (Mandatory put
              7/01/11)

       2,000 New Mexico Mortgage Finance Authority,         No Opt. Call       Aaa  2,158,340
              Multifamily Housing Revenue Refunding
              Bonds, Sombra Del Os Apartments, 2001
              Series B, 5.000%, 7/01/31 (Mandatory put
              7/01/11)

             New Mexico Hospital Equipment Loan
             Council, Hospital Revenue Bonds,
             Presbyterian Healthcare Services, Series
             2001A:
       2,710  4.800%, 8/01/10                               No Opt. Call        A+  2,886,069
       3,505  4.900%, 8/01/11                               No Opt. Call        A+  3,730,512
---------------------------------------------------------------------------------------------
             New York - 16.5%

             Albany Housing Authority, New York,
             Limited Obligation Bonds, Series 1995:
         750  5.400%, 10/01/03                              No Opt. Call        A3    762,060
         750  5.500%, 10/01/04                              No Opt. Call        A3    789,083
       1,000  5.600%, 10/01/05                              No Opt. Call        A3  1,081,510
         500  5.700%, 10/01/06                           10/05 at 102.00        A3    547,725
         700  5.850%, 10/01/07                           10/05 at 102.00        A3    762,797

----
58

   Principal                                              Optional Call               Market
Amount (000) Description                                    Provisions* Ratings**      Value
--------------------------------------------------------------------------------------------
             New York (continued)

    $    750 City of Jamestown, Chautauqua County, New     No Opt. Call      Baa3 $  818,288
              York, Public Improvement Serial Bonds,
              1991 Series A, 7.000%, 3/15/05

       5,525 Long Island Power Authority, New York,        No Opt. Call       AAA  6,499,389
              Electric System General Revenue Bonds,
              Series 1998A, 5.500%, 12/01/12 - FSA
              Insured

         500 The City of New York, New York, General       No Opt. Call         A    545,390
              Obligation Bonds, Fiscal 1996 Series G,
              5.750%, 2/01/06

       2,800 The City of New York, New York, General       No Opt. Call         A  3,121,216
              Obligation Bonds, Fiscal 1996 Series I,
              6.500%, 3/15/06

       3,105 The City of New York, New York, General       No Opt. Call       AAA  3,525,324
              Obligation Bonds, Fiscal 1997 Series G,
              6.000%, 10/15/06 - FGIC Insured

       3,000 The City of New York, New York, General       No Opt. Call         A  3,139,260
              Obligation Bonds, Fiscal 1997 Series H,
              5.400%, 8/01/04

       2,805 The City of New York, New York, General       No Opt. Call         A  3,000,985
              Obligation Bonds, Fiscal 1997 Series I,
              5.625%, 4/15/05

             The City of New York, New York, General
             Obligation Bonds, Fiscal 1996 Series E:
         915  6.500%, 2/15/04                              No Opt. Call      A***    954,153
          85  6.500%, 2/15/04                              No Opt. Call         A     88,351

             The City of New York, New York, General
             Obligation Bonds, Fiscal 2003 Series A:
       2,880  5.500%, 8/01/10                              No Opt. Call         A  3,172,291
       2,000  5.000%, 8/01/10                              No Opt. Call         A  2,140,300

             The City of New York, New York, General
             Obligation Bonds, Fiscal 2003 Series B:
       1,725  5.000%, 8/01/07                              No Opt. Call         A  1,873,781
       5,000  5.500%, 8/01/12                              No Opt. Call         A  5,470,900

       2,000 Dormitory Authority of the State of New       No Opt. Call       AA-  2,196,480
              York, State University Educational
              Facilities Revenue Bonds, Series 1995A,
              6.500%, 5/15/05

         825 Dormitory Authority of the State of New     7/06 at 102.00       Ba3    774,180
              York, NYACK Hospital, Revenue Bonds,
              Series 1996, 6.000%, 7/01/06

       3,315 Dormitory Authority of the State of New       No Opt. Call       AA-  3,495,369
              York, City University System Consolidated
              Third General Resolution Bonds, 1996
              Series 2, 6.000%, 7/01/04

             Dormitory Authority of the State of New
             York, Revenue Bonds, Winthrop-South Nassau
             University Hospital Association, Series
             2003A:
         985  5.500%, 7/01/12 (WI, settling 5/08/03)       No Opt. Call      Baa1  1,052,541
       1,040  5.500%, 7/01/13 (WI, settling 5/08/03)       No Opt. Call      Baa1  1,107,007

             Dormitory Authority of the State of New
             York, State University Educational
             Facilities, Revenue Bonds, Series 1990B:
       1,805  7.500%, 5/15/11                              No Opt. Call    AA-***  2,309,696
       3,750  7.500%, 5/15/11                              No Opt. Call       AA-  4,615,838

       3,550 New York State Energy Research and            No Opt. Call        A+  3,573,892
              Development Authority, Facilities Revenue
              Bonds, Consolidated Edison Company Inc.
              Project, Series 2001A, 4.700%, 6/01/36
              (Alternative Minimum Tax) (Mandatory put
              10/01/12)

       5,000 New York State Housing Finance Agency,        No Opt. Call         A  5,218,400
              Health Facilities Revenue Bonds, New York
              City, 1996 Series A Refunding, 5.875%,
              5/01/04

       4,315 Power Authority of the State of New York,     No Opt. Call       Aa2  4,781,193
              General Revenue Bonds, Series 2002A,
              5.000%, 11/15/06

       5,400 Dormitory Authority of the State of New       No Opt. Call       AA-  5,973,858
              York, Consolidated University System
              Consolidated Revenue Bonds, Series 2003A
              Fifth General Resolution, 5.250%, 1/01/08

       4,350 Dormitory Authority of the State of New     2/05 at 100.00      BBB-  4,349,609
              York, Revenue Bonds, Mount Sinai NYU
              Health Obligated Group, Series 2002C,
              5.750%, 7/01/13 (Optional put 7/01/05)

       1,265 New York State Urban Development              No Opt. Call       AA-  1,359,635
              Corporation, Project Revenue Bonds,
              Center for Industrial Innovation, 1995
              Refunding Series, 6.250%, 1/01/05

       4,630 New York State Urban Development              No Opt. Call       AAA  5,586,327
              Corporation, Correctional Facilities,
              6.500%, 1/01/11 - FSA Insured

       8,000 New York State Urban Development              No Opt. Call       AA-  8,905,440
              Corporation, Correctional and Youth
              Facilities Service Contract Revenue
              Bonds, Series 2002A, 5.500%, 1/01/17
              (Mandatory put 1/01/11)

----
59

Portfolio of Investments
NUVEEN LIMITED TERM MUNICIPAL BOND FUND (continued)
April 30, 2003

   Principal                                             Optional Call                Market
Amount (000) Description                                   Provisions* Ratings**       Value
--------------------------------------------------------------------------------------------
             New York (continued)

    $  7,115 The Port Authority of New York and New       No Opt. Call       AAA $ 7,696,438
              Jersey, Consolidated Bonds, One Hundred
              Twenty Seventh Series, 5.000%, 12/15/05
              (Alternative Minimum Tax) - AMBAC Insured

       3,200 The Port Authority of New York and New       No Opt. Call       N/R   3,384,192
              Jersey, Special Project Bonds, Series 4,
              KIAC Partners Project, 7.000%, 10/01/07
              (Alternative Minimum Tax)

       3,035 The Port Authority of New York and New       No Opt. Call       AAA   3,327,422
              Jersey, Special Project Bonds, Series 6,
              JFK International Air Terminal LLC
              Project, 6.000%, 12/01/05 (Alternative
              Minimum Tax) - MBIA Insured

       1,240 Suffolk County Industrial Development        No Opt. Call       N/R   1,274,026
              Agency, New York, 1998 Industrial
              Development Revenue Bonds, Nissequogue
              Cogen Partners Facility, 4.875%, 1/01/08
              (Alternative Minimum Tax)

      12,265 Suffolk County Industrial Development        No Opt. Call       AAA  14,325,643
              Agency, New York, Solid Waste Disposal
              Facility Revenue Bonds, Ogden Martin
              Systems of Huntington Limited Partnership
              Resource Recovery Facility, Series 1999,
              5.950%,10/01/09 (Alternative Minimum Tax)
              - AMBAC Insured

       4,165 Triborough Bridge and Tunnel Authority,      No Opt. Call       AA-   4,899,831
              New York, Convention Center Bonds, Series
              E, 7.250%, 1/01/10

      10,000 Triborough Bridge and Tunnel Authority,      No Opt. Call       AA-  11,069,500
              New York, General Purpose Revenue Bonds,
              Series 2002B Refunding, 5.000%, 11/15/06
--------------------------------------------------------------------------------------------
             North Carolina - 1.5%

       4,000 North Carolina Eastern Municipal Power       No Opt. Call       BBB   4,326,000
              Agency, Power System Revenue Bonds,
              Series 2003A Refunding, 5.500%, 1/01/12

             North Carolina Municipal Power Agency
             Number 1, Catawba Electric Revenue Bonds,
             Series 2003A:
       3,000  5.000%, 1/01/05                             No Opt. Call      BBB+   3,146,700
       4,500  5.500%, 1/01/11                             No Opt. Call      BBB+   4,980,915
--------------------------------------------------------------------------------------------
             Ohio - 5.7%

       3,485 Akron Bath and Copley Joint Township         No Opt. Call      Baa1   3,591,780
              Hospital District, Ohio, Hospital
              Facilities Revenue Bonds, Series 1998A,
              Summa Health System Project, 5.000%,
              11/15/08

       1,610 City of Akron, Ohio, General Obligation      No Opt. Call       AAA   1,804,762
              Bonds, Series 2002 Refunding and
              Improvements, 5.000%, 12/01/12 - MBIA
              Insured

             Cincinnati School District, Hamilton
             County, Ohio, General Obligation Bonds,
             Series 2002:
       1,465  3.500%, 6/01/04 - FSA Insured               No Opt. Call       AAA   1,502,768
       2,685  3.500%, 6/01/05 - FSA Insured               No Opt. Call       AAA   2,799,650

             Cleveland-Cuyahoga County Port Authority,
             Ohio, Subordinate Refunding Revenue Bonds,
             Series 1997, Rock and Roll Hall of Fame
             and Museum Project:
         750  5.350%, 12/01/04                            No Opt. Call       N/R     787,440
         335  5.600%, 12/01/06                            No Opt. Call       N/R     365,287

             Cuyahoga County, Ohio, Revenue Bonds,
             Cleveland Clinic Health System, Series
             2003A Refunding:
       3,000  5.500%, 1/01/11                             No Opt. Call        A1   3,272,790
       2,000  5.500%, 1/01/12                             No Opt. Call        A1   2,184,900

             Erie County, Ohio, Hospital Facilities
             Revenue Bonds, Firelands Regional Medical
             Center, Series 2002A:
       1,140  5.500%, 8/15/11                             No Opt. Call         A   1,233,993
         845  5.500%, 8/15/12                             No Opt. Call         A     916,884

         435 County of Lucas, Ohio, Hospital Facilities   No Opt. Call    N/R***     446,619
              Revenue Bonds, Series 1993, Flower
              Hospital, 6.000%, 12/01/03

         770 Miami County, Ohio, Hospital Facilities      No Opt. Call      BBB+     832,609
              Revenue Refunding and Improvement Bonds,
              Upper Valley Medical Center, Series
              1996C, 6.000%, 5/15/06

       4,900 State of Ohio, Higher Education Capital      No Opt. Call        AA   5,652,199
              Facilities Bonds, Series II-2001A,
              5.500%, 12/01/08

       1,775 State of Ohio, General Obligation Bonds,     No Opt. Call       AA+   1,987,592
              Infrastructure Improvements, Series
              2002B, 5.000%, 3/01/09

       3,915 State of Ohio, General Obligation Higher     No Opt. Call       AA+   4,552,988
              Education Bonds, Series 2002C Refunding,
              5.500%, 11/01/12

       2,945 State of Ohio, General Obligation Bonds,     No Opt. Call       AAA   3,299,136
              Highway Capital Improvements, Series
              2002G, 5.000%, 5/01/10

       1,100 State of Ohio, Economic Development          No Opt. Call        A-   1,132,538
              Revenue Bonds, Ohio Enterprise Bond Fund
              Loan, Series 2002-7, 4.550%, 12/01/10
              (Alternative Minimum Tax)

----
60

   Principal                                               Optional Call               Market
Amount (000) Description                                     Provisions* Ratings**      Value
---------------------------------------------------------------------------------------------
             Ohio (continued)

    $  3,000 Ohio Water Development Authority,              No Opt. Call      BBB- $3,002,160
              Pollution Control Revenue Refunding
              Bonds, Series 1999-A, Ohio Edison Company
              Project, 4.300%, 6/01/33 (Mandatory put
              6/01/03)

             County of Sandusky, Ohio, Hospital
             Facilities Revenue Refunding Bonds, Series
             1998, Memorial Hospital:
       1,460  4.800%, 1/01/04                               No Opt. Call      BBB-  1,471,315
       1,030  4.900%, 1/01/05                               No Opt. Call      BBB-  1,046,274
         830  5.000%, 1/01/06                               No Opt. Call      BBB-    843,413
         450  5.050%, 1/01/07                               No Opt. Call      BBB-    456,737
         720  5.100%, 1/01/09                             1/08 at 102.00      BBB-    720,648

       2,575 County of Trumbull, Ohio, Hospital          11/03 at 100.00       AAA  2,655,495
              Refunding and Improvement Revenue Bonds,
              Trumbull Memorial Hospital Project,
              Series 1991B, 6.900%, 11/15/12
              (Pre-refunded to 11/15/03) - FGIC Insured

       1,585 University of Cincinnati, Ohio, General        No Opt. Call       AAA  1,699,278
              Receipts Bonds, Series 2003, 4.000%,
              6/01/08 - FGIC Insured
---------------------------------------------------------------------------------------------
             Oklahoma - 0.5%

       3,120 Oklahoma Industries Authority, Hospital        No Opt. Call      Baa2  3,179,779
              Revenue Bonds, Deaconess Health Care
              Corporation Project, Series 1997A,
              5.250%, 10/01/07

       1,500 Trustees of the Tulsa Municipal Airport     12/06 at 100.00       CCC    840,675
              Trust, Oklahoma, Revenue Bonds, Refunding
              Series 2001A, American Airlines, Inc.,
              5.375%, 12/01/35 (Mandatory put 12/01/06)
---------------------------------------------------------------------------------------------
             Oregon - 0.9%

       1,140 Crook County School District, Oregon,          No Opt. Call       AAA  1,269,903
              General Obligation Bonds, Series 2002
              Refunding, 5.000%, 2/01/08 - FSA Insured

       5,910 Oregon Department of Administrative            No Opt. Call       AAA  6,604,307
              Services, Certificates of Participation,
              2002 Series B Refunding, 5.000%, 5/01/08
              - MBIA Insured
---------------------------------------------------------------------------------------------
             Pennsylvania - 2.5%

       2,000 Allegheny County Airport Authority,            No Opt. Call       AAA  2,236,240
              Pennsylvania, Airport Revenue Refunding
              Bonds, Series 1999, Pittsburgh
              International Airport, 5.625%, 1/01/10
              (Alternative Minimum Tax) - FGIC Insured

       2,345 Delaware County Authority, Pennsylvania,    11/03 at 102.00       Aaa  2,450,173
              Health Facilities Revenue Bonds, Series
              1993A, Mercy Health Corporation of
              Southeastern Pennsylvania Obligated
              Group, 6.000%, 11/15/07

       4,000 Delaware County Industrial Development         No Opt. Call       BBB  4,403,040
              Authority, Pennsylvania, Resource
              Recovery Revenue Bonds, Series 1997A
              Refunding, 6.500%, 1/01/08

       4,000 Pennsylvania Economic Development Finance    1/04 at 102.00      BBB-  4,050,680
              Authority, Resource Recovery Revenue
              Bonds, Senior Series 1994A, Northampton
              Generating Project, 6.500%, 1/01/13
              (Alternative Minimum Tax)

       2,900 Pennsylvania Economic Development            6/12 at 102.00         A  2,998,803
              Authority, Revenue Bonds, 30th Street
              Station Garage Project, Series 2002,
              5.000%, 6/01/13 - ACA Insured

         740 Redevelopment Authority of the City of         No Opt. Call       N/R    719,243
              Philadelphia, Pennsylvania, Multifamily
              Housing Mortgage Revenue Bonds, Series
              1998A, Cricket Court Commons Project,
              5.600%, 4/01/08 (Alternative Minimum Tax)

             Philadelphia Hospitals and Higher
             Education Facilities Authority,
             Pennsylvania, Hospital Revenue Refunding
             Bonds, Pennsylvania Hospital, Series 1996:
       2,020  6.050%, 7/01/04                               No Opt. Call   BBB+***  2,130,353
       2,000  6.150%, 7/01/05                               No Opt. Call   BBB+***  2,193,000
---------------------------------------------------------------------------------------------
             Puerto Rico - 1.4%

       3,000 Commonwealth of Puerto Rico, General         7/10 at 100.00       AAA  3,531,690
              Obligation Public Improvement Bonds,
              Series 2000, 5.750%, 7/01/21
              (Pre-refunded to 7/01/10) - MBIA Insured

       4,000 Puerto Rico Highway and Transportation       7/10 at 100.00       AAA  4,417,360
              Authority, Highway Revenue Bonds, Series
              2003AA, 5.000%, 7/01/35 (Mandatory put
              7/01/10) - AMBAC Insured

             Puerto Rico Municipal Finance Agency,
             Revenue Bonds, 2002 Series A:
       2,000  4.000%, 8/01/06 - FSA Insured                 No Opt. Call       AAA  2,147,020
       2,000  4.000%, 8/01/07 - FSA Insured                 No Opt. Call       AAA  2,155,300

----
61

Portfolio of Investments
NUVEEN LIMITED TERM MUNICIPAL BOND FUND (continued)
April 30, 2003

   Principal                                              Optional Call               Market
Amount (000) Description                                    Provisions* Ratings**      Value
--------------------------------------------------------------------------------------------
             Rhode Island - 0.6%

    $  3,765 Rhode Island Housing and Mortgage Finance     No Opt. Call       AAA $3,786,611
              Corporation, Multifamily Housing Bonds,
              1995 Series A, 5.350%, 7/01/03 - AMBAC
              Insured

       1,000 State of Rhode Island, General Obligation     No Opt. Call       AAA  1,055,930
              Bonds, Series 2002C, Consolidated Capital
              Development Loan and Refunding, 5.000%,
              11/01/04 - MBIA Insured
--------------------------------------------------------------------------------------------
             South Carolina - 1.5%

       7,215 Greenville County School District, South      No Opt. Call       AA-  8,053,744
              Carolina, Installment Purchase Revenue
              Bonds, Series 2002, 5.250%, 12/01/09

       1,325 Lexington County Health Services District,    No Opt. Call         A  1,445,602
              South Carolina, Hospital Revenue Bonds,
              Series 2003 Refunding and Improvement,
              5.500%, 11/01/13

             Mount Pleasant, South Carolina, Water and
             Sewer Revenue Bonds, Series 2002 Refunding
             and Improvements:
       1,465  5.000%, 12/01/11 - FGIC Insured              No Opt. Call       AAA  1,640,199
       1,455  5.000%, 12/01/12 - FGIC Insured              No Opt. Call       AAA  1,629,760
--------------------------------------------------------------------------------------------
             Tennessee - 1.7%

       1,870 The Metropolitan Government of Nashville      No Opt. Call        AA  2,098,738
              and Davidson Counties, Tennessee, General
              Obligation Improvement Bonds, Series
              2001A, 5.000%, 10/15/10

             The Health and Educational Facilities
             Board of the Metropolitan Government of
             Nashville and Davidson Counties,
             Tennessee, Revenue Refunding Bonds, Series
             1998, The Blakeford at Green Hills:
         400  5.150%, 7/01/05                            7/03 at 102.00       N/R    404,104
         400  5.250%, 7/01/06                            7/03 at 102.00       N/R    402,004
         500  5.300%, 7/01/07                            7/03 at 102.00       N/R    500,265
         500  5.350%, 7/01/08                            7/03 at 102.00       N/R    497,620
         500  5.400%, 7/01/09                            7/03 at 102.00       N/R    491,735

             Putnam County, Tennessee, General
             Obligation School Bonds, Series 2002:
       2,475  4.000%, 4/01/06 - AMBAC Insured              No Opt. Call       Aaa  2,634,613
       1,665  4.000%, 4/01/07 - AMBAC Insured              No Opt. Call       Aaa  1,780,484

             The Health, Educational, and Housing
             Facilities Board of the County of
             Sullivan, Tennessee, Hospital Revenue
             Bonds, Wellmont Health System Project,
             Series 2002:
       1,645  5.750%, 9/01/08                              No Opt. Call      BBB+  1,803,348
       1,740  6.125%, 9/01/09                              No Opt. Call      BBB+  1,937,003
       1,350  6.250%, 9/01/10                              No Opt. Call      BBB+  1,509,719
--------------------------------------------------------------------------------------------
             Texas - 5.5%

       3,835 City of Austin, Texas, Electric Utility       No Opt. Call       AAA  4,288,757
              System Revenue Bonds, Series 2002
              Refunding, 5.000%, 11/15/07 - FSA Insured

       4,500 Brazos River Authority, Texas, Pollution      No Opt. Call       BBB  4,493,925
              Control Revenue Bonds, Texas Utilities
              Company, Series 1995B, 5.050%, 6/01/30
              (Alternative Minimum Tax) (Mandatory put
              6/19/06)

       5,000 Brazos River Authority, Texas, Pollution      No Opt. Call       BBB  4,995,600
              Control Revenue Refunding Bonds, TXU
              Electric Company LLC Project, Series
              2001A, 4.950%, 10/01/30 (Mandatory put
              4/01/04)

       2,500 Brazos River Authority, Texas, Pollution      No Opt. Call       BBB  2,501,025
              Control Revenue Bonds, TXU Electric
              Company LLC Project, Series 2001D
              Refunding, 4.250%, 5/01/33 (Alternative
              Minimum Tax) (Mandatory put 11/01/03)

       4,000 Brazos River Authority, Texas, Pollution      No Opt. Call       BBB  4,083,400
              Control Revenue Bonds, TXU Energy Company
              LLC Project, Series 2003A Refunding,
              6.750%, 4/01/38 (Alternative Minimum Tax)
              (Mandatory put 4/01/13)

       3,050 City of Houston, Texas, Airport System        No Opt. Call       AAA  3,296,532
              Subordinate Lien Revenue Bonds, Series
              2001A Refunding, 5.000%, 7/01/10
              (Alternative Minimum Tax) - FGIC Insured

       2,145 Laredo Independent School District, Webb      No Opt. Call       AAA  2,388,350
              County, Texas, General Obligation Bonds,
              Series 2001 Refunding, 5.000%, 8/01/10

       5,200 Sam Rayburn Municipal Power Agency, Texas,    No Opt. Call        AA  5,660,408
              Power Supply System Revenue Refunding
              Bonds, Series 2002A, 5.000%, 10/01/09 -
              RAAI Insured

       5,000 Texas Turnpike Authority, Central Texas       No Opt. Call        AA  5,567,650
              Turnpike System Second Tier Bond
              Anticipation Notes, 5.000%, 6/01/08

----
62

   Principal                                               Optional Call                Market
Amount (000) Description                                     Provisions* Ratings**       Value
----------------------------------------------------------------------------------------------
             Texas (continued)

    $  2,805 Tom Green County, Texas, Health Facilities     No Opt. Call      Baa3 $ 2,992,486
              Development Corporation, Hospital Revenue
              Bonds, Shannon Health System Project,
              Series 2001, 6.200%, 5/15/11

       4,000 Trinity River Authority of Texas,              No Opt. Call      Baa2   3,992,360
              Pollution Control Revenue Refunding
              Bonds, TXU Electric Company LLC Project,
              Series 2001A, 5.000%, 5/01/27
              (Alternative Minimum Tax) (Mandatory put
              11/01/06)

             Tyler Health Facilities Development
             Corporation, Texas, Hospital Revenue
             Bonds, Mother Frances Hospital Regional
             Healthcare Center Project, Series 1997A:
       1,650  5.125%, 7/01/05                             7/03 at 100.00      Baa1   1,653,514
       1,100  5.200%, 7/01/06                             7/03 at 100.00      Baa1   1,102,079
----------------------------------------------------------------------------------------------
             Virgin Islands - 0.8%

       4,500 Virgin Islands Public Finance Authority,       No Opt. Call      BBB-   4,903,785
              Revenue Bonds, Virgin Islands Gross
              Receipts Taxes Loan Note, Series 1999A,
              5.625%, 10/01/10

       2,070 Virgin Islands Water and Power Authority,      No Opt. Call       N/R   2,227,589
              Electric System Revenue and Refunding
              Bonds, 1998 Series, 5.250%, 7/01/06
----------------------------------------------------------------------------------------------
             Virginia - 3.7%

       2,500 Louisa Industrial Development Authority,       No Opt. Call        A3   2,534,675
              Virginia, Solid Waste and Sewage Disposal
              Revenue Bonds, Virginia Electric and
              Power Company Projects, Series 2001A,
              3.400%, 3/01/31 (Alternative Minimum Tax)
              (Mandatory put 3/01/04)

       2,850 Newport News Redevelopment and Housing       5/05 at 102.00       AAA   3,074,580
              Authority, Virginia, Multifamily Housing
              Revenue Bonds, Fredericksburg-Oxford
              Project, Series 1997A, 5.550%, 5/01/27
              (Mandatory put 5/01/07)

      10,000 Commonwealth Transportation Board of           No Opt. Call        AA  11,289,200
              Virginia, Federal Highway Reimbursement
              Anticipation Notes, Series 2002, 5.000%,
              10/01/09

       8,085 Virginia Port Authority, Commonwealth Port     No Opt. Call       AA+   9,113,978
              Fund Revenue Bonds, Series 1998, 5.500%,
              7/01/08 (Alternative Minimum Tax)

       5,000 York County Industrial Development          11/06 at 101.00        A3   5,319,800
              Authority, Virginia, Pollution Control
              Revenue Bonds, Virginia Electric and
              Power Company, Series 1985, 5.500%,
              7/01/09
----------------------------------------------------------------------------------------------
             Washington - 4.9%

             Energy Northwest, Washington, Nuclear
             Project No. 3 Electric Revenue Bonds,
             Series 2003A Refunding:
       6,000  5.500%, 7/01/11 - XLCA Insured                No Opt. Call       AAA   6,861,960
       7,000  5.500%, 7/01/12 - MBIA Insured                No Opt. Call       AAA   7,976,430

       2,000 The City of Seattle, Washington, Municipal  10/09 at 101.00       Aa3   2,285,060
              Light and Power Revenue Bonds, Series
              1999, 6.000%, 10/01/11

       4,160 The City of Seattle, Washington, Solid         No Opt. Call       AAA   4,694,061
              Waste Revenue Refunding Bonds, Series
              1999, 5.500%, 8/01/07 - FSA Insured

       3,000 Public Utility District No. 1 of Snohomish     No Opt. Call     SP-1+   3,214,290
              County, Washington, Electric Revenue
              Bonds, Series 2003, 5.000%, 12/01/05

       6,985 Snohomish County Public Utility District       No Opt. Call       AAA   7,811,605
              No. 1, Washington, Generation System
              Revenue Bonds, Series 2002 Refunding,
              5.000%, 12/01/07 - FSA Insured

       5,000 Tobacco Settlement Authority, Washington,      No Opt. Call        A-   4,807,150
              Tobacco Settlement Asset-Backed Revenue
              Bonds, Series 2002, 5.250%, 6/01/09

       3,500 Washington Public Power Supply System,         No Opt. Call       AAA   4,140,185
              Nuclear Project No. 2 Refunding Revenue
              Bonds, Series 1997A, 6.000%, 7/01/09 -
              FSA Insured
----------------------------------------------------------------------------------------------
             Wisconsin - 2.4%

             Badger Tobacco Asset Securitization
             Corporation, Wisconsin, Tobacco Settlement
             Asset-Backed Bonds, Series 2002:
       3,000  5.000%, 6/01/08                               No Opt. Call        A-   2,910,180
       1,265  5.000%, 6/01/09                               No Opt. Call        A-   1,200,295

       1,500 County of Milwaukee, Wisconsin, General        No Opt. Call        AA   1,669,755
              Obligation Bonds, Series 2001A, 5.000%,
              10/01/11

       8,600 State of Wisconsin, General Obligation         No Opt. Call       AA-   9,930,420
              Bonds, Series 1992A, 6.250%, 5/01/07

----
63

Portfolio of Investments
NUVEEN LIMITED TERM MUNICIPAL BOND FUND (continued)
April 30, 2003

   Principal                                             Optional Call                 Market
Amount (000) Description                                   Provisions* Ratings**        Value
---------------------------------------------------------------------------------------------
             Wisconsin (continued)

             Wisconsin Health and Educational
             Facilities Authority, Revenue Bonds,
             Series 2001, Froedert & Community Health
             Obligated Group:
    $  1,000  5.625%, 10/01/10                            No Opt. Call        A+ $  1,112,900
       1,100  5.625%, 10/01/11                            No Opt. Call        A+    1,220,857

             Wisconsin Health and Educational
             Facilities Authority, Revenue Bonds,
             Marshfield Clinic, Series 2001B:
         600  6.250%, 2/15/09                             No Opt. Call      BBB+      661,731
       1,250  6.500%, 2/15/12                             No Opt. Call      BBB+    1,399,410
---------------------------------------------------------------------------------------------
    $769,098 Total Long-Term Investments (cost                                    822,750,239
              $798,646,295) - 97.1%
---------------------------------------------------------------------------------------------
------------
             Short-Term Investments - 2.0%

       4,200 Illinois Health Facilities Authority,                          A-1+    4,200,000
              Revenue Bonds, BroMenn Healthcare,
              Variable Rate Demand Obligations, Series
              2002, 1.350%, 8/15/32+

         500 Indiana Educational Facilities Authority,                    VMIG-1      500,000
              Educational Facilities Revenue Bonds,
              DePauw University Project, Series 2002
              Variable Rate Demand Obligations, 1.350%,
              7/01/32+

       1,400 Iowa Higher Education Loan Authority,                          A-1+    1,400,000
              Private College Facility Revenue Bonds,
              Loras College, Variable Rate Demand
              Bonds, Series 2002, 1.350%, 11/01/32+

       7,900 Michigan Strategic Fund, Variable Rate                          A-1    7,900,000
              Demand Limited Obligation Revenue Bonds,
              Series Detroit Symphony Orchestra
              Project, 1.350%, 6/01/31+

       3,000 Health and Educational Facilities                              A-1+    3,000,000
              Authority of the State of Missouri,
              Educational Facilities Variable Rate
              Demand Obligations, St. Louis University
              Project, Series 1999B, 1.400%, 10/01/24+
---------------------------------------------------------------------------------------------
    $ 17,000 Total Short-Term Investments (cost                                    17,000,000
              $17,000,000)
---------------------------------------------------------------------------------------------
------------
             Total Investments (cost $815,646,295) -                              839,750,239
              99.1%

             -------------------------------------------------------------------------------
             Other Assets Less Liabilities - 0.9%                                   8,020,820

             -------------------------------------------------------------------------------
             Net Assets - 100%                                                   $847,771,059

             -------------------------------------------------------------------------------

           * Optional Call Provisions (not covered by the report of independent accountants): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
           ** Ratings (not covered by the report of independent accountants):
              Using the higher of Standard & Poor's or Moody's rating. ***Securities are backed by an escrow or trust containing sufficient
              U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
           # On December 9, 2002, UAL Corporation, the holding company of United Air Lines, Inc., filed for federal bankruptcy protection. The Adviser determined that it was likely United would not remain current on their interest payment obligations with respect to these bonds and thus has stopped accruing interest.
           N/RInvestment is not rated.
          (WI)Security purchased on a when-issued basis.
           + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.




                                See accompanying notes to financial statements.

----
64

Statement of Assets and Liabilities
April 30, 2003


                                                                           High Yield   All-American       Insured
-------------------------------------------------------------------------------------------------------------------
Assets
Investments, at market value                                           $ 195,310,353   $346,687,939  $942,750,218
 (cost $193,702,560, $329,307,719, $859,337,372, $2,717,901,998 and
 $815,646,295, respectively)
Cash                                                                       2,977,370        224,128            --
Receivables:
  Interest                                                                 4,219,888      6,490,956    15,631,262
  Investments sold                                                         1,069,792             --     3,350,000
  Shares sold                                                              2,899,662        719,636       963,416
Other assets                                                                     416          9,713        39,143
-------------------------------------------------------------------------------------------------------------------
    Total assets                                                         206,477,481    354,132,372   962,734,039
-------------------------------------------------------------------------------------------------------------------
Liabilities
Cash overdraft                                                                    --             --     2,928,918
Payables:
  Investments purchased                                                    2,905,099      1,051,749     4,534,305
  Shares redeemed                                                            133,900        194,941       822,313
Accrued expenses:
  Management fees                                                             95,165        138,982       366,375
  12b-1 distribution and service fees                                         84,010        115,794        85,327
  Other                                                                       41,163        124,518       292,849
Dividends payable                                                            963,386      1,449,344     3,647,794
-------------------------------------------------------------------------------------------------------------------
    Total liabilities                                                      4,222,723      3,075,328    12,677,881
-------------------------------------------------------------------------------------------------------------------
Net assets                                                             $ 202,254,758   $351,057,044  $950,056,158
-------------------------------------------------------------------------------------------------------------------
Class A Shares
Net assets                                                             $  91,793,248   $228,694,517  $193,907,001
Shares outstanding                                                         4,667,453     20,907,905    17,323,328
Net asset value per share                                              $       19.67   $      10.94  $      11.19
Offering price per share (net asset value per share plus maximum sales charge of 4.20%, 4.20%, 4.20%, 3.00% and 2.50%, respectively, of
 offering price)                                                       $       20.53   $      11.42  $      11.68
-------------------------------------------------------------------------------------------------------------------
Class B Shares
Net assets                                                             $  58,371,837   $ 46,719,325  $ 44,579,384
Shares outstanding                                                         2,970,893      4,265,886     3,980,407
Net asset value and offering price per share                           $       19.65   $      10.95  $      11.20
-------------------------------------------------------------------------------------------------------------------
Class C Shares
Net assets                                                             $  43,463,051   $ 70,465,776  $ 33,172,458
Shares outstanding                                                         2,210,577      6,447,157     2,985,420
Net asset value and offering price per share                           $       19.66   $      10.93  $      11.11
-------------------------------------------------------------------------------------------------------------------
Class R Shares
Net assets                                                             $   8,626,622   $  5,177,426  $678,397,315
Shares outstanding                                                           438,464        472,427    60,786,317
Net asset value and offering price per share                           $       19.67   $      10.96  $      11.16
-------------------------------------------------------------------------------------------------------------------

Net Assets Consist of:
-------------------------------------------------------------------------------------------------------------------
Capital paid-in                                                        $ 201,517,842   $345,074,030  $873,553,675
Undistributed (Over-distribution of) net investment income                   176,660        346,323       348,454
Accumulated net realized gain (loss) from investments                     (1,047,537)   (11,743,529)   (7,258,817)
Net unrealized appreciation of investments                                 1,607,793     17,380,220    83,412,846
-------------------------------------------------------------------------------------------------------------------
Net assets                                                             $202,254,758    $351,057,044  $950,056,158
-------------------------------------------------------------------------------------------------------------------

                                                                          Intermediate       Limited
                                                                              Duration          Term
----------------------------------------------------------------------------------------------------
Assets
Investments, at market value                                           $2,889,935,797  $839,750,239
 (cost $193,702,560, $329,307,719, $859,337,372, $2,717,901,998 and
 $815,646,295, respectively)
Cash                                                                          945,661       284,097
Receivables:
  Interest                                                                 47,941,325    13,227,126
  Investments sold                                                         57,225,881    12,675,700
  Shares sold                                                               1,018,662     5,641,328
Other assets                                                                  131,810        24,749
----------------------------------------------------------------------------------------------------
    Total assets                                                        2,997,199,136   871,603,239
----------------------------------------------------------------------------------------------------
Liabilities
Cash overdraft                                                                     --            --
Payables:
  Investments purchased                                                    70,880,533    20,001,654
  Shares redeemed                                                           1,066,403       679,044
Accrued expenses:
  Management fees                                                           1,068,729       292,239
  12b-1 distribution and service fees                                         100,513       228,936
  Other                                                                     1,150,738       181,110
Dividends payable                                                          11,551,692     2,449,197
----------------------------------------------------------------------------------------------------
    Total liabilities                                                      85,818,608    23,832,180
----------------------------------------------------------------------------------------------------
Net assets                                                             $2,911,380,528  $847,771,059
----------------------------------------------------------------------------------------------------
Class A Shares
Net assets                                                             $  269,693,507  $508,734,518
Shares outstanding                                                         28,928,138    46,831,879
Net asset value per share                                              $         9.32  $      10.86
Offering price per share (net asset value per share plus maximum sales charge of 4.20%, 4.20%, 4.20%, 3.00% and 2.50%, respectively, of
 offering price)                                                       $         9.61  $      11.14
----------------------------------------------------------------------------------------------------
Class B Shares
Net assets                                                             $   35,115,705           N/A
Shares outstanding                                                          3,762,928           N/A
Net asset value and offering price per share                           $         9.33           N/A
----------------------------------------------------------------------------------------------------
Class C Shares
Net assets                                                             $   48,889,744  $330,728,356
Shares outstanding                                                          5,241,882    30,503,669
Net asset value and offering price per share                           $         9.33  $      10.84
----------------------------------------------------------------------------------------------------
Class R Shares
Net assets                                                             $2,557,681,572  $  8,308,185
Shares outstanding                                                        274,036,329       767,728
Net asset value and offering price per share                           $         9.33  $      10.82
----------------------------------------------------------------------------------------------------

Net Assets Consist of:
----------------------------------------------------------------------------------------------------
Capital paid-in                                                        $2,727,779,795  $831,026,308
Undistributed (Over-distribution of) net investment income                 12,576,303    (1,203,151)
Accumulated net realized gain (loss) from investments                      (1,009,369)   (6,156,042)
Net unrealized appreciation of investments                                172,033,799    24,103,944
----------------------------------------------------------------------------------------------------
Net assets                                                             $2,911,380,528  $847,771,059
----------------------------------------------------------------------------------------------------

N/A - Limited Term is not authorized to issue Class B Shares.

                                See accompanying notes to financial statements.

----
65

Statement of Operations
Year Ended April 30, 2003


                                                                                         Intermediate      Limited
                                                  High Yield All-American       Insured      Duration         Term
------------------------------------------------------------------------------------------------------------------
Investment Income                               $ 9,932,888   $21,083,746  $49,112,339  $157,917,798  $31,777,439
------------------------------------------------------------------------------------------------------------------
Expenses
Management fees                                     815,314     1,708,283    4,263,341    13,027,941    2,981,539
12b-1 service fees - Class A                        118,146       459,757      328,329       534,244      914,872
12b-1 distribution and service fees - Class B       397,201       428,491      352,697       244,561          N/A
12b-1 distribution and service fees - Class C       205,979       523,504      210,775       299,928    1,281,831
Shareholders' servicing agent fees and expenses      75,801       214,691      720,023     2,700,435      327,078
Custodian's fees and expenses                        61,153        98,561      239,881       665,758      194,592
Trustees' fees and expenses                           1,609         6,582       15,190        69,585       10,248
Professional fees                                   294,085        24,442       41,569       127,092       48,874
Shareholders' reports - printing
 and mailing expenses                                12,213        28,990       72,942       310,450       45,615
Federal and state registration fees                  51,763        46,293       59,749       108,668       69,893
Portfolio insurance expense                              --            --       13,208            --           --
Other expenses                                        5,275        11,387       23,218        55,608       20,427
------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit        2,038,539     3,550,981    6,340,922    18,144,270    5,894,969
  Custodian fee credit                              (19,002)      (17,700)     (41,081)      (65,992)     (35,251)
------------------------------------------------------------------------------------------------------------------
Net expenses                                      2,019,537     3,533,281    6,299,841    18,078,278    5,859,718
------------------------------------------------------------------------------------------------------------------
Net investment income                             7,913,351    17,550,465   42,812,498   139,839,520   25,917,721
------------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) from
 Investments
Net realized gain (loss) from investments          (505,446)   (1,803,897)   4,283,843     7,454,406   (2,431,917)
Net change in unrealized appreciation or
 depreciation of investments                       (748,619)    5,579,915   30,304,114    23,543,919   12,239,073
------------------------------------------------------------------------------------------------------------------
Net gain (loss) from investments                 (1,254,065)    3,776,018   34,587,957    30,998,325    9,807,156
------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations      $ 6,659,286   $21,326,483  $77,400,455  $170,837,845  $35,724,877
------------------------------------------------------------------------------------------------------------------

N/A - Limited Term is not authorized to issue Class B Shares.


                                See accompanying notes to financial statements.

----
66

Statement of Changes in Net Assets



                                                                                      High Yield
                                                                              -------------------------
                                                                                 Year Ended    Year Ended
                                                                                    4/30/03       4/30/02
-----------------------------------------------------------------------------------------------------------
Operations
Net investment income                                                         $  7,913,351   $ 3,739,357
Net realized gain (loss) from investments                                         (505,446)      (97,977)
Net change in unrealized appreciation or depreciation of investments              (748,619)    1,941,214
-----------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                                       6,659,286     5,582,594
-----------------------------------------------------------------------------------------------------------
Distributions to Shareholders
From net investment income:
  Class A                                                                       (3,672,467)   (1,498,609)
  Class B                                                                       (2,282,671)   (1,045,497)
  Class C                                                                       (1,555,176)     (508,439)
  Class R                                                                         (513,818)     (329,798)
From accumulated net realized gains from investments:
  Class A                                                                         (142,848)           --
  Class B                                                                         (103,993)           --
  Class C                                                                          (71,923)           --
  Class R                                                                          (19,161)           --
-----------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders                       (8,362,057)   (3,382,343)
-----------------------------------------------------------------------------------------------------------
Fund Share Transactions
Net proceeds from sale of shares                                               137,524,843    54,589,745
Net proceeds from shares issued to shareholders due to reinvestment of
 distributions                                                                   2,636,813     1,082,867
-----------------------------------------------------------------------------------------------------------
                                                                               140,161,656    55,672,612
Cost of shares redeemed                                                        (19,387,296)   (8,066,367)
-----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share transactions             120,774,360    47,606,245
-----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                                          119,071,589    49,806,496
Net assets at the beginning of year                                             83,183,169    33,376,673
-----------------------------------------------------------------------------------------------------------
Net assets at the end of year                                                 $202,254,758   $83,183,169
-----------------------------------------------------------------------------------------------------------
Undistributed (Over-distribution of) net investment income at the end of year $    176,660   $   464,310
-----------------------------------------------------------------------------------------------------------

                                                                                      All-American
                                                                              ---------------------------
                                                                                 Year Ended      Year Ended
                                                                                    4/30/03         4/30/02
------------------------------------------------------------------------------------------------------------
Operations
Net investment income                                                         $ 17,550,465  $  18,881,037
Net realized gain (loss) from investments                                       (1,803,897)     2,390,336
Net change in unrealized appreciation or depreciation of investments             5,579,915      1,747,790
------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                                      21,326,483     23,019,163
------------------------------------------------------------------------------------------------------------
Distributions to Shareholders
From net investment income:
  Class A                                                                      (12,318,492)   (12,980,776)
  Class B                                                                       (2,063,137)    (1,840,042)
  Class C                                                                       (3,331,656)    (3,210,485)
  Class R                                                                         (274,451)      (194,452)
From accumulated net realized gains from investments:
  Class A                                                                               --             --
  Class B                                                                               --             --
  Class C                                                                               --             --
  Class R                                                                               --             --
------------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders                      (17,987,736)   (18,225,755)
------------------------------------------------------------------------------------------------------------
Fund Share Transactions
Net proceeds from sale of shares                                                73,979,137     86,548,863
Net proceeds from shares issued to shareholders due to reinvestment of
 distributions                                                                   6,157,564      5,595,433
------------------------------------------------------------------------------------------------------------
                                                                                80,136,701     92,144,296
Cost of shares redeemed                                                        (81,146,441)  (102,618,370)
------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share transactions              (1,009,740)   (10,474,074)
------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                                            2,329,007     (5,680,666)
Net assets at the beginning of year                                            348,728,037    354,408,703
------------------------------------------------------------------------------------------------------------
Net assets at the end of year                                                 $351,057,044  $ 348,728,037
------------------------------------------------------------------------------------------------------------
Undistributed (Over-distribution of) net investment income at the end of year $    346,323  $     862,872
------------------------------------------------------------------------------------------------------------


                                See accompanying notes to financial statements.

----
67

                                                                                Insured
                                                                      --------------------------
                                                                         Year Ended    Year Ended
                                                                            4/30/03       4/30/02
---------------------------------------------------------------------------------------------------
Operations
Net investment income                                                 $ 42,812,498  $ 41,843,423
Net realized gain (loss) from investments                                4,283,843     2,174,640
Net change in unrealized appreciation or depreciation of investments    30,304,114     2,863,113
---------------------------------------------------------------------------------------------------
Net increase in net assets from operations                              77,400,455    46,881,176
---------------------------------------------------------------------------------------------------
Distributions to Shareholders
From net investment income:
  Class A                                                               (7,732,845)   (6,680,559)
  Class B                                                               (1,459,482)   (1,178,832)
  Class C                                                               (1,145,325)     (860,461)
  Class R                                                              (32,783,237)  (33,685,255)
From accumulated net realized gains from investments:
  Class A                                                                       --            --
  Class B                                                                       --            --
  Class C                                                                       --            --
  Class R                                                                       --            --
---------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders              (43,120,889)  (42,405,107)
---------------------------------------------------------------------------------------------------
Fund Share Transactions
Net proceeds from sale of shares                                       125,534,920   115,636,044
Net proceeds from shares issued to shareholders due to
 reinvestment of distributions                                          27,316,878    26,854,295
---------------------------------------------------------------------------------------------------
                                                                       152,851,798   142,490,339
Cost of shares redeemed                                                (85,039,987)  (99,479,664)
---------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share transactions      67,811,811    43,010,675
---------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                                  102,091,377    47,486,744
Net assets at the beginning of year                                    847,964,781   800,478,037
---------------------------------------------------------------------------------------------------
Net assets at the end of year                                         $950,056,158  $847,964,781
---------------------------------------------------------------------------------------------------
Undistributed (Over-distribution of) net investment income at the end
 of year                                                              $    348,454  $    802,375
---------------------------------------------------------------------------------------------------

                                                                           Intermediate Duration
                                                                      ------------------------------
                                                                           Year Ended      Year Ended
                                                                              4/30/03         4/30/02
-----------------------------------------------------------------------------------------------------
Operations
Net investment income                                                 $  139,839,520  $  141,370,309
Net realized gain (loss) from investments                                  7,454,406       6,947,352
Net change in unrealized appreciation or depreciation of investments      23,543,919       8,973,688
-----------------------------------------------------------------------------------------------------
Net increase in net assets from operations                               170,837,845     157,291,349
-----------------------------------------------------------------------------------------------------
Distributions to Shareholders
From net investment income:
  Class A                                                                (12,487,579)    (10,389,583)
  Class B                                                                   (988,178)       (636,560)
  Class C                                                                 (1,622,055)     (1,048,401)
  Class R                                                               (124,393,925)   (128,797,855)
From accumulated net realized gains from investments:
  Class A                                                                 (1,289,718)       (322,980)
  Class B                                                                   (134,260)        (23,332)
  Class C                                                                   (205,934)        (40,121)
  Class R                                                                (12,591,946)     (3,800,250)
-----------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders               (153,713,595)   (145,059,082)
-----------------------------------------------------------------------------------------------------
Fund Share Transactions
Net proceeds from sale of shares                                         247,654,325     227,247,379
Net proceeds from shares issued to shareholders due to
 reinvestment of distributions                                           110,653,985     105,112,525
-----------------------------------------------------------------------------------------------------
                                                                         358,308,310     332,359,904
Cost of shares redeemed                                                 (322,963,867)   (240,119,558)
-----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share transactions        35,344,443      92,240,346
-----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                                     52,468,693     104,472,613
Net assets at the beginning of year                                    2,858,911,835   2,754,439,222
-----------------------------------------------------------------------------------------------------
Net assets at the end of year                                         $2,911,380,528  $2,858,911,835
-----------------------------------------------------------------------------------------------------
Undistributed (Over-distribution of) net investment income at the end
 of year                                                              $   12,576,303  $   19,557,516
-----------------------------------------------------------------------------------------------------




                                See accompanying notes to financial statements.

----
68

                                                                                             Limited Term
                                                                                     ---------------------------
                                                                                         Year Ended       Year Ended
                                                                                            4/30/03          4/30/02
--------------------------------------------------------------------------------------------------------------------
Operations
Net investment income                                                                $  25,917,721     $ 21,484,469
Net realized gain (loss) from investments                                               (2,431,917)        (331,981)
Net change in unrealized appreciation or depreciation of investments                    12,239,073        4,194,839

-----------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                                              35,724,877       25,347,327
-----------------------------------------------------------------------------------------------------------------
Distributions to Shareholders
From net investment income:
  Class A                                                                              (18,543,029)     (17,506,239)
  Class B                                                                                      N/A              N/A
  Class C                                                                               (8,523,318)      (4,320,166)
  Class R                                                                                 (247,993)         (74,398)
From accumulated net realized gains from investments:
  Class A                                                                                       --               --
  Class B                                                                                      N/A              N/A
  Class C                                                                                       --               --
  Class R                                                                                       --               --
-----------------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders                              (27,314,340)     (21,900,803)
-----------------------------------------------------------------------------------------------------------------
Fund Share Transactions
Net proceeds from sale of shares                                                       384,439,030      174,543,071
Net proceeds from shares issued to shareholders due to reinvestment of distributions    13,065,320       11,080,435

-----------------------------------------------------------------------------------------------------------------
                                                                                       397,504,350      185,623,506
Cost of shares redeemed                                                               (115,102,431)     (67,354,551)

-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share transactions                     282,401,919      118,268,955

-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                                                  290,812,456      121,715,479
Net assets at the beginning of year                                                    556,958,603      435,243,124
--------------------------------------------------------------------------------------------------------------------
Net assets at the end of year                                                        $ 847,771,059     $556,958,603
--------------------------------------------------------------------------------------------------------------------
Undistributed (Over-distribution of) net investment income at the end of year        $  (1,203,151)    $    139,230
--------------------------------------------------------------------------------------------------------------------

N/A - Limited Term is not authorized to issue Class B Shares.



                                See accompanying notes to financial statements.

----
69

Notes to Financial Statements

1. General Information and Significant Accounting Policies

The Nuveen Municipal Trust (the "Trust") is an open-end, investment company registered under the Investment Company Act of 1940, as amended. The Trust comprises the Nuveen High Yield Municipal Bond Fund ("High Yield"), Nuveen All-American Municipal Bond Fund ("All-American"), Nuveen Insured Municipal Bond Fund ("Insured"), Nuveen Intermediate Duration Municipal Bond Fund ("Intermediate Duration") and Nuveen Limited Term Municipal Bond Fund ("Limited Term") (collectively, the "Funds"). The Trust was organized as a Massachusetts business trust on July 1, 1996. The Funds, other than High Yield, were organized as series of predecessor trusts or corporations prior to that date.

High Yield invests substantially all of its assets in municipal bonds for high current income exempt from regular federal income taxes and capital appreciation. Under normal circumstances, at least 80% of the Fund's assets will be invested in medium to low-quality municipal bonds and may also invest in defaulted municipal bonds, inverse floating rate securities, municipal forwards and short-term municipal investments.

All-American, Insured, Intermediate Duration and Limited Term seek to provide high tax-free income and preservation of capital through investments in diversified portfolios of quality municipal bonds.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States.

Securities Valuation
The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Trustees. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers and general market conditions. If it is determined that market prices for a security are unavailable or inappropriate, the Board of Trustees of the Funds, or its designee, may establish a fair value for the security. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

Securities Transactions
Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At April 30, 2003, High Yield, Insured, Intermediate Duration and Limited Term had outstanding when-issued and delayed delivery purchase commitments of $2,905,099, $3,254,023, $55,599,793 and $11,998,488, respectively. There were no such outstanding purchase commitments in All-American.

Investment Income
Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis.

Dividends and Distributions to Shareholders
Tax-exempt net investment income is declared monthly as a dividend. Generally, payment is made or reinvestment is credited to shareholder accounts on the first business day after month-end. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

Federal Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income to its shareholders. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal income tax, to retain such tax-exempt status when distributed to shareholders of the Funds. All monthly tax-exempt income dividends paid during the fiscal year ended April 30, 2003, have been designated Exempt Interest Dividends.

----
70

Insurance
Insured invests primarily in municipal securities which are either covered by insurance or backed by an escrow or trust account containing sufficient U.S. Government or U.S. Government agency securities, both of which ensure the timely payment of principal and interest. Each insured municipal security is covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance. Such insurance does not guarantee the market value of the municipal securities or the value of the Fund's shares. Original Issue Insurance and Secondary Market Insurance remain in effect as long as the municipal securities covered thereby remain outstanding and the insurer remains in business, regardless of whether the Fund ultimately disposes of such municipal securities. Consequently, the market value of the municipal securities covered by Original Issue Insurance or Secondary Market Insurance may reflect value attributable to the insurance. Portfolio Insurance is effective only while the municipal securities are held by the Fund. Accordingly, neither the prices used in determining the market value of the underlying municipal securities nor the net asset value of the Fund's shares include value, if any, attributable to the Portfolio Insurance. Each policy of the Portfolio Insurance does, however, give the Fund the right to obtain permanent insurance with respect to the municipal security covered by the Portfolio Insurance policy at the time of its sale.

Flexible Sales Charge Program
Each Fund offers Class A, C and R Shares. High Yield, All-American, Insured and Intermediate Duration also offer Class B Shares. Class A Shares are sold with a sales charge and incur a .20% annual 12b-1 service fee. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge ("CDSC") if redeemed within 18 months of purchase. Class B Shares are sold without a sales charge but incur a .75% annual 12b-1 distribution fee and a .20% annual 12b-1 service fee. An investor purchasing Class B Shares agrees to pay a CDSC of up to 5% depending upon the length of time the shares are held by the investor (CDSC is reduced to 0% at the end of six years). Class B Shares convert to Class A Shares eight years after purchase. Class C Shares are sold without a sales charge but incur a .55% (.35% for Limited Term) annual 12b-1 distribution fee and a .20% annual 12b-1 service fee. An investor purchasing Class C Shares agrees to pay a CDSC of 1% if Class C Shares are redeemed within one year of purchase. Class R Shares are not subject to any sales charge or 12b-1 distribution or service fees. Class R Shares are available only under limited circumstances.

Derivative Financial Instruments
The Funds may invest in certain derivative financial instruments including futures, forward, swap and option contracts, and other financial instruments with similar characteristics including inverse floating rate securities. During the fiscal year ended April 30, 2003, High Yield, All-American and Insured invested in inverse floating rate securities for the purpose of enhancing portfolio yield. Inverse floating rate securities are identified in the Portfolio of Investments and are marked to market daily. The interest rate of an inverse floating rate security has an inverse relationship to the interest rate of a short-term floating rate security. Consequently, as the interest rate of the floating rate security rises, the interest rate on the inverse floating rate security declines. Conversely, as the interest rate of the floating rate security declines, the interest rate on the inverse floating rate security rises. The price of an inverse floating rate security will be more volatile than that of an otherwise comparable fixed rate security since the interest rate is dependent on an underlying fixed coupon rate or the general level of long-term interest rates as well as the short-term interest paid on the floating rate security, and because the inverse floating rate security typically bears the risk of loss of a greater face value of an underlying bond. Intermediate Duration and Limited Term did not invest in any such securities during the fiscal year ended April 30, 2003.

Expense Allocation
Expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares, which presently only include 12b-1 distribution and service fees, are recorded to the specific class.

Custodian Fee Credit
Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.



----
71

2. Fund Shares

Transactions in Fund shares were as follows:

                                                                          High Yield
                                                     ----------------------------------------------------
                                                             Year Ended                 Year Ended
                                                              4/30/03                    4/30/02
                                                     -------------------------  -------------------------
                                                          Shares         Amount      Shares         Amount
----------------------------------------------------------------------------------------------------------
Shares sold:
  Class A                                             3,531,964  $  69,806,975   1,110,695    $21,821,148
  Class B                                             1,683,074     33,295,566     950,251     18,672,628
  Class C                                             1,658,607     32,858,816     496,060      9,752,170
  Class R                                                78,809      1,563,486     220,559      4,343,799
Shares issued to shareholders due to reinvestment of
 distributions:
  Class A                                                48,053        951,264      18,493        363,059
  Class B                                                39,863        789,197      19,160        375,795
  Class C                                                25,052        495,671       7,443        146,305
  Class R                                                20,196        400,681      10,049        197,708
----------------------------------------------------------------------------------------------------------
                                                      7,085,618    140,161,656   2,832,710     55,672,612
----------------------------------------------------------------------------------------------------------
Shares redeemed:
  Class A                                              (617,940)   (12,169,591)   (210,934)    (4,115,884)
  Class B                                              (196,288)    (3,887,395)   (104,544)    (2,058,630)
  Class C                                              (151,358)    (2,990,576)    (72,250)    (1,418,716)
  Class R                                               (17,206)      (339,734)    (24,133)      (473,137)
----------------------------------------------------------------------------------------------------------
                                                       (982,792)   (19,387,296)   (411,861)    (8,066,367)
----------------------------------------------------------------------------------------------------------
Net increase                                          6,102,826   $120,774,360   2,420,849    $47,606,245
----------------------------------------------------------------------------------------------------------

                                                                         All-American
                                                     ----------------------------------------------------
                                                             Year Ended                 Year Ended
                                                              4/30/03                    4/30/02
                                                     -------------------------  -------------------------
                                                          Shares         Amount      Shares         Amount
----------------------------------------------------------------------------------------------------------
Shares sold:
  Class A                                             4,435,834  $  48,443,397   5,605,560  $  60,791,456
  Class B                                               880,723      9,626,499     958,107     10,419,155
  Class C                                             1,301,712     14,202,315   1,194,594     12,959,316
  Class R                                               157,142      1,706,926     217,648      2,378,936
Shares issued to shareholders due to reinvestment of
 distributions:
  Class A                                               385,426      4,210,159     356,558      3,876,978
  Class B                                                77,834        851,007      64,724        704,259
  Class C                                                83,029        906,140      82,048        891,017
  Class R                                                17,386        190,258      11,341        123,179
----------------------------------------------------------------------------------------------------------
                                                      7,339,086     80,136,701   8,490,580     92,144,296
----------------------------------------------------------------------------------------------------------
Shares redeemed:
  Class A                                            (5,349,620)   (58,398,039) (7,554,456)   (82,317,174)
  Class B                                              (694,892)    (7,599,189)   (509,966)    (5,531,950)
  Class C                                            (1,277,288)   (13,925,115) (1,301,240)   (14,159,548)
  Class R                                              (112,112)    (1,224,098)    (56,628)      (609,698)
----------------------------------------------------------------------------------------------------------
                                                     (7,433,912)   (81,146,441) (9,422,290)  (102,618,370)
----------------------------------------------------------------------------------------------------------
Net increase (decrease)                                 (94,826) $  (1,009,740)   (931,710) $ (10,474,074)
----------------------------------------------------------------------------------------------------------


----
72

                                                                            Insured
                                                     -----------------------------------------------------
                                                             Year Ended                 Year Ended
                                                              4/30/03                     4/30/02
                                                     -------------------------  --------------------------
                                                           Shares        Amount       Shares            Amount
-----------------------------------------------------------------------------------------------------------------
Shares sold:
  Class A                                              6,272,093  $ 69,032,502    5,124,802      $ 55,576,262
  Class B                                              1,465,539    16,146,936      932,501        10,123,080
  Class C                                              1,539,260    16,819,545    1,249,584        13,405,417
  Class R                                              2,153,847    23,535,937    3,374,205        36,531,285
Shares issued to shareholders due to reinvestment of
 distributions:
  Class A                                                395,492     4,351,004      347,487         3,770,064
  Class B                                                 55,619       612,142       45,631           494,957
  Class C                                                 48,251       526,868       37,967           408,591
  Class R                                              1,991,775    21,826,864    2,051,840        22,180,683
-----------------------------------------------------------------------------------------------------------------
                                                      13,921,876   152,851,798   13,164,017       142,490,339
-----------------------------------------------------------------------------------------------------------------
Shares redeemed:
  Class A                                             (2,553,933)  (28,128,393)  (3,527,528)      (38,315,381)
  Class B                                               (372,996)   (4,107,199)    (400,140)       (4,330,628)
  Class C                                               (648,309)   (7,083,230)    (639,705)       (6,876,538)
  Class R                                             (4,175,670)  (45,721,165)  (4,619,596)      (49,957,117)
-----------------------------------------------------------------------------------------------------------------
                                                      (7,750,908)  (85,039,987)  (9,186,969)      (99,479,664)
-----------------------------------------------------------------------------------------------------------------
Net increase                                           6,170,968  $ 67,811,811    3,977,048      $ 43,010,675
-----------------------------------------------------------------------------------------------------------------

                                                                     Intermediate Duration
                                                     -----------------------------------------------------
                                                             Year Ended                 Year Ended
                                                              4/30/03                     4/30/02
                                                     -------------------------  --------------------------
                                                           Shares        Amount       Shares            Amount
-----------------------------------------------------------------------------------------------------------------
Shares sold:
  Class A                                              9,338,647  $ 87,107,786   11,230,732.    $ 104,565,722
  Class B                                              1,895,749    17,723,892      823,168.        7,675,013
  Class C                                              2,720,908    25,429,025    1,643,382.       15,351,149
  Class R                                             12,588,569   117,393,622   10,686,499.       99,655,495
Shares issued to shareholders due to reinvestment of
 distributions:
  Class A                                                769,727     7,185,597      622,545.        5,808,028
  Class B                                                 48,088       449,131       32,252.          300,902
  Class C                                                 71,587       668,214       46,038.          429,262
  Class R                                             10,952,426   102,351,043   10,555,532.       98,574,333
-----------------------------------------------------------------------------------------------------------------
                                                      38,385,701   358,308,310   35,640,148.      332,359,904
-----------------------------------------------------------------------------------------------------------------
Shares redeemed:
  Class A                                             (9,053,423)  (84,655,682)  (4,789,441)      (44,669,320)
  Class B                                               (212,026)   (1,981,132)    (223,133)       (2,080,627)
  Class C                                               (969,030)   (9,064,982)    (267,926)       (2,495,118)
  Class R                                            (24,333,216) (227,262,071) (20,461,659)     (190,874,493)
-----------------------------------------------------------------------------------------------------------------
                                                     (34,567,695) (322,963,867) (25,742,159)     (240,119,558)
-----------------------------------------------------------------------------------------------------------------
Net increase                                           3,818,006  $ 35,344,443    9,897,989...  $  92,240,346
-----------------------------------------------------------------------------------------------------------------


----
73

                                                                         Limited Term
                                                     ----------------------------------------------------
                                                             Year Ended                 Year Ended
                                                               4/30/03                    4/30/02
                                                     --------------------------  ------------------------
                                                         Shares         Amount        Shares        Amount
----------------------------------------------------------------------------------------------------------
Shares sold:
  Class A                                             15,592,971  $ 168,683,788   7,802,621  $ 83,711,250
  Class C                                             19,481,918    210,391,644   8,206,286    87,958,741
  Class R                                                495,975      5,363,598     267,337     2,873,080
Shares issued to shareholders due to reinvestment of
 distributions:
  Class A                                                907,176      9,802,781     865,983     9,296,012
  Class C                                                282,224      3,044,879     162,186     1,737,792
  Class R                                                 20,209        217,660       4,371        46,631
----------------------------------------------------------------------------------------------------------
                                                      36,780,473    397,504,350  17,308,784   185,623,506
----------------------------------------------------------------------------------------------------------
Shares redeemed:
  Class A                                             (7,501,422)   (81,012,386) (4,645,153)  (49,829,925)
  Class C                                             (3,109,340)   (33,555,740) (1,630,440)  (17,454,367)
  Class R                                                (49,819)      (534,305)     (6,547)      (70,259)
----------------------------------------------------------------------------------------------------------
                                                     (10,660,581)  (115,102,431) (6,282,140)  (67,354,551)
----------------------------------------------------------------------------------------------------------
Net increase                                          26,119,892  $ 282,401,919  11,026,644  $118,268,955
----------------------------------------------------------------------------------------------------------

3. Securities Transactions

Purchases and sales (including maturities) of investments in long-term municipal securities for the fiscal year ended April 30, 2003, were as follows:

                             High        All-              Intermediate      Limited
                            Yield    American      Insured     Duration         Term
------------------------------------------------------------------------------------
Purchases            $145,239,290 $84,971,563 $310,082,359 $802,587,306 $487,461,234
Sales and maturities   31,779,212  89,774,743  275,988,749  778,591,592  211,087,782
------------------------------------------------------------------------------------

4. Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At April 30, 2003, the cost of investments were as follows:

                            High         All-                Intermediate      Limited
                           Yield     American      Insured       Duration         Term
--------------------------------------------------------------------------------------
Cost of investments $193,215,457 $329,119,666 $858,398,286 $2,705,154,172 $815,425,487
--------------------------------------------------------------------------------------

Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2003, were as follows:

                                                   High         All-              Intermediate      Limited
                                                  Yield     American     Insured      Duration         Term
-----------------------------------------------------------------------------------------------------------
Gross unrealized:
  Appreciation                             $ 6,416,756  $25,156,805  $84,351,932 $214,026,261  $31,055,746
  Depreciation                              (4,321,860)  (7,588,532)          --  (29,244,636)  (6,730,994)
-----------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments $ 2,094,896  $17,568,273  $84,351,932 $184,781,625  $24,324,752
-----------------------------------------------------------------------------------------------------------


----
74

The tax components of undistributed net investment income and net realized gains at April 30, 2003, were as follows:

                                              High       All-            Intermediate    Limited
                                             Yield   American    Insured     Duration       Term
------------------------------------------------------------------------------------------------
Undistributed net tax-exempt income       $650,008 $1,580,549 $3,053,957   $8,667,718 $1,010,217
Undistributed net ordinary income*           2,942     29,416        153    1,054,815      2,282
Undistributed net long-term capital gains       --         --         --      648,254         --
------------------------------------------------------------------------------------------------

* Ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended April 30, 2003, were designated for purposes of the dividends paid deduction as follows:

                                                     High        All-             Intermediate     Limited
2003                                                Yield    American     Insured     Duration        Term
----------------------------------------------------------------------------------------------------------
Distributions from net tax-exempt income       $7,421,994 $18,043,352 $43,012,601 $139,347,802 $26,868,504
Distributions from net ordinary income*            25,223       3,164          --      985,879       6,721
Distributions from net long-term capital gains    337,925          --          --   13,475,424          --
----------------------------------------------------------------------------------------------------------

                                                     High        All-             Intermediate     Limited
2002                                                Yield    American     Insured     Duration        Term
----------------------------------------------------------------------------------------------------------
Distributions from net tax-exempt income       $3,382,343 $18,225,755 $42,186,531 $140,864,347 $21,863,599
Distributions from net ordinary income*                --          --     215,524      583,516      36,396
Distributions from net long-term capital gains         --          --          --    3,611,219          --
----------------------------------------------------------------------------------------------------------

* Ordinary income consists of taxable market discount income and net short-term capital gains, if any.

At April 30, 2003, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

                                  All-               Limited
                              American    Insured       Term
                   -----------------------------------------
                   2008     $2,799,737 $       -- $1,014,670
                   2009      6,509,058  7,258,817  2,353,306
                   2010             --         --    337,553
                   2011             --         --    998,546
                   -----------------------------------------
                     Total  $9,308,795 $7,258,817 $4,704,075
                   -----------------------------------------

The following Funds have elected to defer net realized losses from investments incurred from November 1, 2002 through April 30, 2003 ("post-October losses'') in accordance with Federal income tax regulations. The following post-October losses are treated as having arisen in the following fiscal year.

                               High       All-    Limited
                              Yield   American       Term
                       ----------------------------------
                         $1,047,537 $2,433,040 $1,439,221
                       ----------------------------------

5. Management Fee and Other Transactions with Affiliates

Under the Trust's investment management agreement with Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of Nuveen Investments, Inc. (formerly, The John Nuveen Company), each Fund pays an annual management fee, payable monthly, at the rates set forth below which are based upon the average daily net assets of each Fund as follows:

                                   High Yield
Average Daily Net Assets       Management Fee
----------------------------------------------
For the first $125 million             .6000 %
For the next $125 million               .5875
For the next $250 million               .5750
For the next $500 million               .5625
For the next $1 billion                 .5500
For net assets over $2 billion          .5250
----------------------------------------------


----
75

                               All-American, Insured &
                                 Intermediate Duration    Limited Term
Average Daily Net Assets                Management Fee  Management Fee
-----------------------------------------------------------------------
For the first $125 million                       .5000%          .4500%
For the next $125 million                        .4875           .4375
For the next $250 million                        .4750           .4250
For the next $500 million                        .4625           .4125
For the next $1 billion                          .4500           .4000
For the next $3 billion                          .4250           .3750
For net assets over $5 billion                   .4125           .3625
-----------------------------------------------------------------------

The management fee compensates the Adviser for overall investment advisory and administrative services, and general office facilities. The Trust pays no compensation directly to those of its Trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates.

The Adviser has agreed to waive part of its management fees or reimburse certain expenses of Insured and Intermediate Duration in order to limit total expenses to .975 of 1% of the average daily net assets of Insured and .75 of 1% of the average daily net assets of Intermediate Duration, excluding any 12b-1 fees applicable to Class A, B and C Shares. The Adviser may also voluntarily agree to reimburse additional expenses from time to time in any of the Funds. Voluntary reimbursements may be terminated at any time at the Adviser's discretion.

During the fiscal year ended April 30, 2003, Nuveen Investments, LLC (the "Distributor") (formerly, Nuveen Investments), a wholly owned subsidiary of Nuveen Investments, Inc., collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to authorized dealers as follows:

                                             High     All-          Intermediate  Limited
                                            Yield American  Insured     Duration     Term
-----------------------------------------------------------------------------------------
Sales charges collected (unaudited)    $1,152,241 $565,667 $849,378     $438,360 $892,322
Paid to authorized dealers (unaudited)  1,152,241  531,673  849,378      377,778  892,322
-----------------------------------------------------------------------------------------

The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate authorized dealers for providing services to shareholders relating to their investments.

During the fiscal year ended April 30, 2003, the Distributor compensated authorized dealers directly with commission advances at the time of purchase as follows:

                                      High     All-          Intermediate    Limited
                                     Yield American  Insured     Duration       Term
------------------------------------------------------------------------------------
Commission advances (unaudited) $1,826,488 $503,781 $924,297     $778,899 $2,219,845
------------------------------------------------------------------------------------

To compensate for commissions advanced to authorized dealers, all 12b-1 service fees collected on Class B Shares during the first year following a purchase, all 12b-1 distribution fees collected on Class B Shares, and all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the fiscal year ended April 30, 2003, the Distributor retained such 12b-1 fees as follows:

                                    High     All-          Intermediate  Limited
                                   Yield American  Insured     Duration     Term
--------------------------------------------------------------------------------
12b-1 fees retained (unaudited) $497,164 $440,427 $394,601     $355,215 $766,019
--------------------------------------------------------------------------------

The remaining 12b-1 fees charged to the Funds were paid to compensate authorized dealers for providing services to shareholders relating to their investments.

The Distributor also collected and retained CDSC on share redemptions during the fiscal year ended April 30, 2003, as follows:

                              High     All-          Intermediate  Limited
                             Yield American  Insured     Duration     Term
--------------------------------------------------------------------------
CDSC retained (unaudited) $153,453 $175,922 $115,913      $73,962 $102,703
--------------------------------------------------------------------------


----
76

6. Investment Composition

At April 30, 2003, the revenue sources by municipal purpose, expressed as a percent of total investments, were as follows:

                                    High     All-         Intermediate Limited
                                   Yield American Insured     Duration    Term
 -----------------------------------------------------------------------------
 Consumer Staples                     4%     5%      --%        4%         3%
 Education and Civic Organizations    5      6        7         2         10
 Healthcare                          15     15       10        18         12
 Housing/Multifamily                 --      4        6         5          4
 Housing/Single Family               --      4        4         3         --
 Industrials                          3      1        1        --          2
 Long-Term Care                       3      2        1         1          1
 Materials                           10      2       --        --         --
 Tax Obligation/General               1      6       12         7         11
 Tax Obligation/Limited              25      7       10        13         15
 Transportation                       5      9       11         8          9
 U.S. Guaranteed                     --     16       26        15          5
 Utilities                           23     19        7        15         25
 Water and Sewer                     --      3        5         9          2
 Other                                6      1       --        --          1
 -----------------------------------------------------------------------------
                                    100%   100%     100%      100%       100%
 -----------------------------------------------------------------------------

Certain investments owned by the Funds are either covered by insurance issued by several private insurers or are backed by an escrow or trust containing U.S. Government or U.S. Government agency securities, both of which ensure the timely payment of principal and interest in the event of default (High Yield 2%, All-American 36%, Insured 100%, Intermediate Duration 53% and Limited Term 36%). Such insurance or escrow, however, does not guarantee the market value of the municipal securities or the value of any of the Funds' shares.

For additional information regarding each investment security, refer to the Portfolio of Investments of each Fund.

7. Subsequent Event - Distributions to Shareholders

The Funds declared dividend distributions from their tax-exempt net investment income which were paid on June 2, 2003, to shareholders of record on May 9, 2003, as follows:

                      High      All-         Intermediate Limited
                     Yield  American Insured     Duration    Term
-----------------------------------------------------------------
Dividend per share:
 Class A            $.1030    $.0460  $.0425       $.0350  $.0300
 Class B             .0905     .0390   .0355        .0290     N/A
 Class C             .0940     .0410   .0370        .0305   .0270
 Class R             .1065     .0475   .0440        .0365   .0320
-----------------------------------------------------------------

N/A - Limited Term is not authorized to issue Class B Shares.



----
77

Financial Highlights

Selected data for a share outstanding throughout each period:

Class (Inception Date)
                                                   Investment Operations       Less Distributions
                                                 -------------------------  ------------------------


HIGH YIELD


                                                                Net
                                                          Realized/
                                                         Unrealized
                                       Beginning     Net    Invest-             Net                    Ending
                                             Net Invest-       ment         Invest-                       Net
                                           Asset    ment       Gain            ment  Capital            Asset     Total
Year Ended April 30,                       Value  Income     (Loss)   Total  Income    Gains    Total   Value Return(a)
-------------------------------------------------------------------------------------------------------------------------
Class A (6/99)
 2003                                     $19.88   $1.21     $ (.13) $1.08   $(1.24)   $(.05) $(1.29) $19.67       5.56%
 2002                                      18.93    1.33        .84   2.17    (1.22)      --   (1.22)  19.88      11.73
 2001                                      18.60    1.19        .34   1.53    (1.20)      --   (1.20)  18.93       8.52
 2000(d)                                   20.00    1.06      (1.61)  (.55)    (.85)      --    (.85)  18.60      (2.69)
Class B (6/99)
 2003                                      19.87    1.07       (.15)   .92    (1.09)    (.05)  (1.14)  19.65       4.73
 2002                                      18.91    1.19        .85   2.04    (1.08)      --   (1.08)  19.87      10.97
 2001                                      18.58    1.06        .33   1.39    (1.06)      --   (1.06)  18.91       7.70
 2000(d)                                   20.00     .93      (1.61)  (.68)    (.74)      --    (.74)  18.58      (3.36)
Class C (6/99)
 2003                                      19.88    1.10       (.14)   .96    (1.13)    (.05)  (1.18)  19.66       4.94
 2002                                      18.93    1.22        .85   2.07    (1.12)      --   (1.12)  19.88      11.13
 2001                                      18.59    1.09        .35   1.44    (1.10)      --   (1.10)  18.93       7.96
 2000(d)                                   20.00     .96      (1.60)  (.64)    (.77)      --    (.77)  18.59      (3.16)
Class R (6/99)
 2003                                      19.89    1.27       (.16)  1.11    (1.28)    (.05)  (1.33)  19.67       5.73
 2002                                      18.94    1.37        .84   2.21    (1.26)      --   (1.26)  19.89      11.96
 2001                                      18.61    1.20        .37   1.57    (1.24)      --   (1.24)  18.94       8.72
 2000(d)                                   20.00    1.05      (1.56)  (.51)    (.88)      --    (.88)  18.61      (2.50)
-------------------------------------------------------------------------------------------------------------------------

Class (Inception Date)
                                                                Ratios/Supplemental Data
                                       --------------------------------------------------------------------------
                                                 Before Credit/         After          After Credit/
                                                 Reimbursement     Reimbursement(b)   Reimbursement(c)
HIGH YIELD                                     -----------------  -----------------  -----------------
                                                           Ratio              Ratio              Ratio
                                                          of Net             of Net             of Net
                                                         Invest-            Invest-            Invest-
                                               Ratio of     ment  Ratio of     ment  Ratio of     ment
                                               Expenses   Income  Expenses   Income  Expenses   Income
                                        Ending       to       to        to       to        to       to
                                           Net  Average  Average   Average  Average   Average  Average  Portfolio
                                        Assets      Net      Net       Net      Net       Net      Net   Turnover
Year Ended April 30,                     (000)   Assets   Assets    Assets   Assets    Assets   Assets       Rate
------------------------------------------------------------------------------------------------------------------
Class A (6/99)
 2003                                  $91,793     1.17%    6.12%     1.17%    6.12%     1.16%    6.13%        24%
 2002                                   33,911     1.09     6.76      1.09     6.76      1.08     6.78         21
 2001                                   14,899     1.23     6.35      1.22     6.36      1.20     6.38         11
 2000(d)                                 5,291     1.87*    5.11*      .77*    6.22*      .72*    6.26*        56
Class B (6/99)
 2003                                   58,372     1.91     5.39      1.91     5.39      1.90     5.40         24
 2002                                   28,691     1.84     6.02      1.84     6.02      1.83     6.03         21
 2001                                   10,958     1.98     5.62      1.97     5.63      1.95     5.65         11
 2000(d)                                 2,465     2.66*    4.27*     1.51*    5.42*     1.46*    5.47*        56
Class C (6/99)
 2003                                   43,463     1.73     5.57      1.73     5.57      1.71     5.58         24
 2002                                   13,485     1.64     6.19      1.64     6.19      1.63     6.21         21
 2001                                    4,675     1.79     5.80      1.78     5.81      1.76     5.83         11
 2000(d)                                 1,694     2.49*    4.44*     1.31*    5.62*     1.26*    5.67*        56
Class R (6/99)
 2003                                    8,627      .93     6.37       .93     6.37       .92     6.38         24
 2002                                    7,096      .89     6.94       .89     6.94       .87     6.95         21
 2001                                    2,845     1.11     6.41      1.09     6.43      1.07     6.45         11
 2000(d)                                 5,249     2.02*    4.66*      .57*    6.11*      .53*    6.16*        56
------------------------------------------------------------------------------------------------------------------

*  Annualized.
(a)Total returns are calculated on net asset value without any sales charge and are not annualized.
(b)After expense reimbursement from the Adviser, where applicable.
(c)After custodian fee credit and expense reimbursement, where applicable.
(d)For the period June 7, 1999 (commencement of operations) through April 30, 2000.


                                See accompanying notes to financial statements.

----
78

Selected data for a share outstanding throughout each period:

Class (Inception Date)
                                                   Investment Operations      Less Distributions
                                                 -------------------------  ----------------------


ALL-AMERICAN


                                                                Net
                                                          Realized/
                                                         Unrealized
                                       Beginning     Net    Invest-             Net                 Ending
                                             Net Invest-       ment         Invest-                    Net
Year Ended                                 Asset    ment       Gain            ment  Capital         Asset     Total
April 30,                                  Value  Income     (Loss)   Total  Income    Gains  Total  Value Return(a)
----------------------------------------------------------------------------------------------------------------------
Class A (10/88)
 2003                                     $10.83    $.57     $  .12  $ .69    $(.58)  $  --  $(.58) $10.94      6.54%
 2002                                      10.70     .59        .11    .70     (.57)     --   (.57)  10.83      6.61
 2001                                      10.33     .57        .36    .93     (.56)     --   (.56)  10.70      9.23
 2000                                      11.43     .56      (1.08)  (.52)    (.56)   (.02)  (.58)  10.33     (4.48)
 1999                                      11.32     .57        .12    .69     (.57)   (.01)  (.58)  11.43      6.23
Class B (2/97)
 2003                                      10.84     .49        .12    .61     (.50)     --   (.50)  10.95      5.73
 2002                                      10.71     .51        .10    .61     (.48)     --   (.48)  10.84      5.79
 2001                                      10.34     .49        .36    .85     (.48)     --   (.48)  10.71      8.41
 2000                                      11.44     .49      (1.09)  (.60)    (.48)   (.02)  (.50)  10.34     (5.21)
 1999                                      11.33     .49        .12    .61     (.49)   (.01)  (.50)  11.44      5.46
Class C (6/93)
 2003                                      10.82     .51        .12    .63     (.52)     --   (.52)  10.93      5.94
 2002                                      10.69     .53        .10    .63     (.50)     --   (.50)  10.82      6.01
 2001                                      10.32     .51        .36    .87     (.50)     --   (.50)  10.69      8.63
 2000                                      11.42     .51      (1.09)  (.58)    (.50)   (.02)  (.52)  10.32     (5.02)
 1999                                      11.31     .51        .12    .63     (.51)   (.01)  (.52)  11.42      5.69
Class R (2/97)
 2003                                      10.85     .59        .12    .71     (.60)     --   (.60)  10.96      6.71
 2002                                      10.71     .61        .12    .73     (.59)     --   (.59)  10.85      6.88
 2001                                      10.34     .59        .36    .95     (.58)     --   (.58)  10.71      9.41
 2000                                      11.44     .59      (1.08)  (.49)    (.59)   (.02)  (.61)  10.34     (4.29)
 1999                                      11.32     .60        .13    .73     (.60)   (.01)  (.61)  11.44      6.54
----------------------------------------------------------------------------------------------------------------------

Class (Inception Date)
                                                                 Ratios/Supplemental Data
                                       ---------------------------------------------------------------------------
                                                  Before Credit/         After          After Credit/
                                                  Reimbursement     Reimbursement(b)   Reimbursement(c)
ALL-AMERICAN                                    -----------------  -----------------  -----------------
                                                            Ratio              Ratio              Ratio
                                                           of Net             of Net             of Net
                                                          Invest-            Invest-            Invest-
                                                Ratio of     ment  Ratio of     ment  Ratio of     ment
                                                Expenses   Income  Expenses   Income  Expenses   Income
                                         Ending       to       to        to       to        to       to
                                            Net  Average  Average   Average  Average   Average  Average  Portfolio
Year Ended                               Assets      Net      Net       Net      Net       Net      Net   Turnover
April 30,                                 (000)   Assets   Assets    Assets   Assets    Assets   Assets       Rate
-------------------------------------------------------------------------------------------------------------------
Class A (10/88)
 2003                                  $228,695      .81%    5.22%      .81%    5.22%      .81%    5.22%        25%
 2002                                   232,260      .81     5.40       .81     5.40       .80     5.40         29
 2001                                   246,468      .87     5.33       .87     5.33       .85     5.35         27
 2000                                   259,004      .84     5.29       .84     5.29       .83     5.29         53
 1999                                   312,238      .81     4.97       .81     4.98       .80     4.98         10
Class B (2/97)
 2003                                    46,719     1.56     4.47      1.56     4.47      1.56     4.47         25
 2002                                    43,402     1.56     4.65      1.56     4.65      1.55     4.66         29
 2001                                    37,370     1.62     4.59      1.62     4.59      1.60     4.60         27
 2000                                    32,536     1.59     4.54      1.59     4.54      1.58     4.55         53
 1999                                    31,804     1.56     4.21      1.54     4.23      1.54     4.23         10
Class C (6/93)
 2003                                    70,466     1.36     4.67      1.36     4.67      1.36     4.67         25
 2002                                    68,617     1.36     4.85      1.36     4.85      1.35     4.86         29
 2001                                    68,025     1.42     4.78      1.42     4.78      1.40     4.80         27
 2000                                    67,577     1.39     4.73      1.39     4.73      1.38     4.74         53
 1999                                    80,036     1.37     4.42      1.36     4.43      1.35     4.43         10
Class R (2/97)
 2003                                     5,177      .61     5.42       .61     5.42       .61     5.42         25
 2002                                     4,449      .60     5.62       .60     5.62       .60     5.62         29
 2001                                     2,546      .67     5.54       .67     5.54       .65     5.56         27
 2000                                     3,111      .64     5.50       .64     5.50       .63     5.51         53
 1999                                     2,737      .62     5.17       .61     5.17       .61     5.17         10
-------------------------------------------------------------------------------------------------------------------

(a) Total returns are calculated on net asset value without any sales charge and are not annualized.
(b) After expense reimbursement from the Adviser, where applicable.
(c) After custodian fee credit and expense reimbursement, where applicable.


                                See accompanying notes to financial statements.

----
79

Selected data for a share outstanding throughout each period:

Class (Inception Date)
                                                   Investment Operations       Less Distributions
                                                 -------------------------  -----------------------


INSURED


                                                                Net
                                                          Realized/
                                                         Unrealized
                                       Beginning     Net    Invest-             Net                  Ending
                                             Net Invest-       ment         Invest-                     Net
                                           Asset    ment       Gain            ment  Capital          Asset     Total
Year Ended April 30,                       Value  Income     (Loss)   Total  Income    Gains   Total  Value Return(a)
-----------------------------------------------------------------------------------------------------------------------
Class A (9/94)
 2003                                     $10.78    $.51      $ .42  $ .93    $(.52)   $  --  $(.52) $11.19      8.80%
 2002                                      10.71     .53        .08    .61     (.54)      --   (.54)  10.78      5.75
 2001                                      10.35     .54        .36    .90     (.54)      --   (.54)  10.71      8.86
 2000                                      11.16     .54       (.79)  (.25)    (.54)    (.02)  (.56)  10.35     (2.19)
 1999                                      11.03     .54        .16    .70     (.54)    (.03)  (.57)  11.16      6.43
Class B (2/97)
 2003                                      10.78     .43        .43    .86     (.44)      --   (.44)  11.20      8.07
 2002                                      10.72     .45        .07    .52     (.46)      --   (.46)  10.78      4.87
 2001                                      10.35     .46        .37    .83     (.46)      --   (.46)  10.72      8.17
 2000                                      11.16     .46       (.79)  (.33)    (.46)    (.02)  (.48)  10.35     (2.94)
 1999                                      11.03     .45        .16    .61     (.45)    (.03)  (.48)  11.16      5.63
Class C (9/94)
 2003                                      10.69     .45        .42    .87     (.45)      --   (.45)  11.11      8.31
 2002                                      10.63     .46        .07    .53     (.47)      --   (.47)  10.69      5.05
 2001                                      10.26     .48        .36    .84     (.47)      --   (.47)  10.63      8.36
 2000                                      11.05     .47       (.77)  (.30)    (.47)    (.02)  (.49)  10.26     (2.64)
 1999                                      10.92     .47        .16    .63     (.47)    (.03)  (.50)  11.05      5.86
Class R (12/86)
 2003                                      10.74     .53        .43    .96     (.54)      --   (.54)  11.16      9.10
 2002                                      10.68     .55        .06    .61     (.55)      --   (.55)  10.74      5.84
 2001                                      10.31     .56        .37    .93     (.56)      --   (.56)  10.68      9.18
 2000                                      11.11     .56       (.78)  (.22)    (.56)    (.02)  (.58)  10.31     (1.94)
 1999                                      10.98     .56        .15    .71     (.55)    (.03)  (.58)  11.11      6.62
-----------------------------------------------------------------------------------------------------------------------

Class (Inception Date)
                                                                 Ratios/Supplemental Data
                                       ---------------------------------------------------------------------------
                                                  Before Credit/         After          After Credit/
                                                  Reimbursement     Reimbursement(b)   Reimbursement(c)
INSURED                                         -----------------  -----------------  -----------------
                                                            Ratio              Ratio              Ratio
                                                           of Net             of Net             of Net
                                                          Invest-            Invest-            Invest-
                                                Ratio of     ment  Ratio of     ment  Ratio of     ment
                                                Expenses   Income  Expenses   Income  Expenses   Income
                                         Ending       to       to        to       to        to       to
                                            Net  Average  Average   Average  Average   Average  Average  Portfolio
                                         Assets      Net      Net       Net      Net       Net      Net   Turnover
Year Ended April 30,                      (000)   Assets   Assets    Assets   Assets    Assets   Assets       Rate
-------------------------------------------------------------------------------------------------------------------
Class A (9/94)
 2003                                  $193,907      .81%    4.66%      .81%    4.66%      .80%    4.66%        31%
 2002                                   142,345      .84     4.86       .84     4.86       .84     4.87         35
 2001                                   120,700      .83     5.10       .83     5.10       .82     5.11         20
 2000                                   109,729      .83     5.09       .83     5.09       .83     5.09         44
 1999                                   109,986      .82     4.80       .82     4.80       .81     4.80         13
Class B (2/97)
 2003                                    44,579     1.56     3.91      1.56     3.91      1.55     3.91         31
 2002                                    30,529     1.59     4.11      1.59     4.11      1.59     4.12         35
 2001                                    24,161     1.58     4.35      1.58     4.35      1.57     4.35         20
 2000                                    17,035     1.59     4.35      1.59     4.35      1.58     4.35         44
 1999                                    13,602     1.56     4.05      1.56     4.05      1.56     4.05         13
Class C (9/94)
 2003                                    33,172     1.36     4.10      1.36     4.10      1.35     4.11         31
 2002                                    21,871     1.39     4.31      1.39     4.31      1.39     4.32         35
 2001                                    14,858     1.38     4.55      1.38     4.55      1.37     4.56         20
 2000                                    10,990     1.38     4.54      1.38     4.54      1.38     4.54         44
 1999                                    10,947     1.36     4.25      1.36     4.25      1.36     4.25         13
Class R (12/86)
 2003                                   678,397      .61     4.86       .61     4.86       .60     4.87         31
 2002                                   653,220      .64     5.06       .64     5.06       .64     5.07         35
 2001                                   640,759      .63     5.30       .63     5.30       .62     5.31         20
 2000                                   636,872      .63     5.28       .63     5.28       .62     5.29         44
 1999                                   726,228      .62     5.00       .62     5.00       .62     5.00         13
-------------------------------------------------------------------------------------------------------------------

(a)Total returns are calculated on net asset value without any sales charge and are not annualized.
(b)After expense reimbursement from the Adviser, where applicable.
(c)After custodian fee credit and expense reimbursement, where applicable.



                                See accompanying notes to financial statements.

----
80

Selected data for a share outstanding throughout each period:

Class (Inception Date)
                                                   Investment Operations       Less Distributions
                                                 -------------------------  -----------------------


INTERMEDIATE DURATION



                                                                Net
                                                          Realized/
                                       Beginning     Net Unrealized             Net                  Ending
                                             Net Invest-    Invest-         Invest-                     Net
                                           Asset    ment  ment Gain            ment  Capital          Asset     Total
Year Ended April 30,                       Value  Income     (Loss)   Total  Income    Gains   Total  Value Return(a)
-----------------------------------------------------------------------------------------------------------------------
Class A (6/95)
 2003                                      $9.27    $.44      $ .10  $ .54    $(.44)   $(.05) $(.49)  $9.32      5.85%
 2002                                       9.23     .45        .05    .50     (.45)    (.01)  (.46)   9.27      5.54
 2001                                       8.91     .45        .33    .78     (.45)    (.01)  (.46)   9.23      8.99
 2000                                       9.57     .45       (.65)  (.20)    (.45)    (.01)  (.46)   8.91     (2.02)
 1999                                       9.46     .45        .13    .58     (.45)    (.02)  (.47)   9.57      6.28
Class B (2/97)
 2003                                       9.27     .37        .10    .47     (.36)    (.05)  (.41)   9.33      5.15
 2002                                       9.23     .38        .05    .43     (.38)    (.01)  (.39)   9.27      4.73
 2001                                       8.91     .38        .34    .72     (.39)    (.01)  (.40)   9.23      8.19
 2000                                       9.57     .39       (.66)  (.27)    (.38)    (.01)  (.39)   8.91     (2.78)
 1999                                       9.46     .38        .13    .51     (.38)    (.02)  (.40)   9.57      5.49
Class C (6/95)
 2003                                       9.27     .39        .10    .49     (.38)    (.05)  (.43)   9.33      5.35
 2002                                       9.22     .40        .06    .46     (.40)    (.01)  (.41)   9.27      5.05
 2001                                       8.90     .40        .33    .73     (.40)    (.01)  (.41)   9.22      8.36
 2000                                       9.57     .40       (.66)  (.26)    (.40)    (.01)  (.41)   8.90     (2.71)
 1999                                       9.44     .40        .15    .55     (.40)    (.02)  (.42)   9.57      5.91
Class R (11/76)
 2003                                       9.28     .46        .09    .55     (.45)    (.05)  (.50)   9.33      6.05
 2002                                       9.24     .47        .05    .52     (.47)    (.01)  (.48)   9.28      5.74
 2001                                       8.91     .47        .34    .81     (.47)    (.01)  (.48)   9.24      9.32
 2000                                       9.58     .47       (.66)  (.19)    (.47)    (.01)  (.48)   8.91     (1.93)
 1999                                       9.46     .47        .14    .61     (.47)    (.02)  (.49)   9.58      6.59
-----------------------------------------------------------------------------------------------------------------------

Class (Inception Date)
                                                                  Ratios/Supplemental Data
                                       -----------------------------------------------------------------------------
                                                    Before Credit/         After          After Credit/
                                                    Reimbursement     Reimbursement(b)   Reimbursement(c)
INTERMEDIATE DURATION                             -----------------  -----------------  -----------------
                                                              Ratio              Ratio              Ratio
                                                             of Net             of Net             of Net
                                                            Invest-            Invest-            Invest-
                                                  Ratio of     ment  Ratio of     ment  Ratio of     ment
                                                  Expenses   Income  Expenses   Income  Expenses   Income
                                           Ending       to       to        to       to        to       to
                                              Net  Average  Average   Average  Average   Average  Average  Portfolio
                                           Assets      Net      Net       Net      Net       Net      Net   Turnover
Year Ended April 30,                        (000)   Assets   Assets    Assets   Assets    Assets   Assets       Rate
---------------------------------------------------------------------------------------------------------------------
Class A (6/95)
 2003                                  $  269,694      .79%    4.67%      .79%    4.67%      .79%    4.67%        28%
 2002                                     258,363      .80     4.83       .80     4.83       .79     4.83         15
 2001                                     192,021      .79     4.90       .79     4.90       .78     4.91          9*
 2000                                     116,621      .80     5.01       .80     5.01       .79     5.02         13
 1999                                     120,418      .77     4.71       .77     4.71       .77     4.71         12
Class B (2/97)
 2003                                      35,116     1.54     3.93      1.54     3.93      1.53     3.93         28
 2002                                      18,837     1.55     4.08      1.55     4.08      1.54     4.09         15
 2001                                      12,912     1.54     4.15      1.54     4.15      1.53     4.16          9*
 2000                                      11,560     1.55     4.27      1.55     4.27      1.54     4.28         13
 1999                                      10,086     1.52     3.96      1.52     3.96      1.52     3.96         12
Class C (6/95)
 2003                                      48,890     1.34     4.12      1.34     4.12      1.34     4.13         28
 2002                                      31,690     1.35     4.28      1.35     4.28      1.34     4.28         15
 2001                                      18,421     1.34     4.35      1.34     4.35      1.33     4.36          9*
 2000                                       6,920     1.35     4.47      1.35     4.47      1.34     4.48         13
 1999                                       7,191     1.32     4.15      1.32     4.15      1.32     4.15         12
Class R (11/76)
 2003                                   2,557,682      .59     4.87       .59     4.87       .59     4.87         28
 2002                                   2,550,022      .60     5.03       .60     5.03       .59     5.03         15
 2001                                   2,531,085      .59     5.11       .59     5.11       .58     5.11          9*
 2000                                   2,495,259      .59     5.21       .59     5.21       .59     5.22         13
 1999                                   2,834,016      .57     4.90       .57     4.90       .57     4.90         12
---------------------------------------------------------------------------------------------------------------------

* The cost of securities acquired in the acquisition of Nuveen Intermediate Municipal Bond Fund of $53,652,345 were excluded from the portfolio turnover rate calculation.
(a) Total returns are calculated on net asset value without any sales charge and are not annualized.
(b) After expense reimbursement from the Adviser, where applicable.
(c) After custodian fee credit and expense reimbursement, where applicable.


                                See accompanying notes to financial statements.

----
81

Selected data for a share outstanding throughout each period:


Class (Inception Date)
                                                   Investment Operations      Less Distributions
                                                 -------------------------  ----------------------


LIMITED TERM



                                                                Net
                                                          Realized/
                                       Beginning     Net Unrealized             Net                 Ending
                                             Net Invest-    Invest-         Invest-                    Net
                                           Asset    ment  ment Gain            ment  Capital         Asset     Total
Year Ended April 30,                       Value  Income     (Loss)   Total  Income    Gains  Total  Value Return(a)
----------------------------------------------------------------------------------------------------------------------
Class A (10/87)
 2003                                     $10.72    $.42      $ .16  $ .58    $(.44)     $-- $(.44) $10.86      5.52%
 2002                                      10.63     .48        .10    .58     (.49)      --  (.49)  10.72      5.54
 2001                                      10.35     .49        .28    .77     (.49)      --  (.49)  10.63      7.62
 2000                                      10.89     .49       (.55)  (.06)    (.48)      --  (.48)  10.35      (.57)
 1999                                      10.80     .49        .10    .59     (.50)      --  (.50)  10.89      5.57
Class C (12/95)
 2003                                      10.70     .37        .18    .55     (.41)      --  (.41)  10.84      5.18
 2002                                      10.61     .44        .10    .54     (.45)      --  (.45)  10.70      5.20
 2001                                      10.34     .45        .28    .73     (.46)      --  (.46)  10.61      7.16
 2000                                      10.87     .45       (.54)  (.09)    (.44)      --  (.44)  10.34      (.82)
 1999                                      10.79     .45        .10    .55     (.47)      --  (.47)  10.87      5.13
Class R (2/97)
 2003                                      10.68     .43        .18    .61     (.47)      --  (.47)  10.82      5.77
 2002                                      10.60     .50        .09    .59     (.51)      --  (.51)  10.68      5.70
 2001                                      10.33     .51        .28    .79     (.52)      --  (.52)  10.60      7.78
 2000                                      10.87     .51       (.55)  (.04)    (.50)      --  (.50)  10.33      (.35)
 1999                                      10.78     .51        .11    .62     (.53)      --  (.53)  10.87      5.81
----------------------------------------------------------------------------------------------------------------------

Class (Inception Date)
                                                                 Ratios/Supplemental Data
                                       ---------------------------------------------------------------------------
                                                  Before Credit/         After          After Credit/
                                                  Reimbursement     Reimbursement(b)   Reimbursement(c)
LIMITED TERM                                    -----------------  -----------------  -----------------
                                                            Ratio              Ratio              Ratio
                                                           of Net             of Net             of Net
                                                          Invest-            Invest-            Invest-
                                                Ratio of     ment  Ratio of     ment  Ratio of     ment
                                                Expenses   Income  Expenses   Income  Expenses   Income
                                         Ending       to       to        to       to        to       to
                                            Net  Average  Average   Average  Average   Average  Average  Portfolio
                                         Assets      Net      Net       Net      Net       Net      Net   Turnover
Year Ended April 30,                      (000)   Assets   Assets    Assets   Assets    Assets   Assets       Rate
-------------------------------------------------------------------------------------------------------------------
Class A (10/87)
 2003                                  $508,735      .73%    3.85%      .73%    3.85%      .72%    3.86%        31%
 2002                                   405,542      .75     4.46       .75     4.46       .73     4.47         26
 2001                                   359,383      .76     4.65       .76     4.65       .76     4.65         22
 2000                                   382,808      .73     4.63       .73     4.63       .73     4.63         37
 1999                                   456,171      .77     4.45       .77     4.45       .77     4.45         16
Class C (12/95)
 2003                                   330,728     1.08     3.45      1.08     3.45      1.08     3.46         31
 2002                                   148,198     1.09     4.11      1.09     4.11      1.08     4.12         26
 2001                                    75,476     1.11     4.30      1.11     4.30      1.11     4.30         22
 2000                                    77,228     1.08     4.28      1.08     4.28      1.08     4.28         37
 1999                                    88,044     1.12     4.09      1.12     4.09      1.12     4.09         16
Class R (2/97)
 2003                                     8,308      .53     3.99       .53     3.99       .53     3.99         31
 2002                                     3,219      .52     4.64       .52     4.64       .51     4.65         26
 2001                                       384      .56     4.84       .56     4.84       .56     4.85         22
 2000                                       335      .53     4.81       .53     4.81       .53     4.81         37
 1999                                     1,173      .57     4.64       .57     4.64       .57     4.64         16
-------------------------------------------------------------------------------------------------------------------

(a) Total returns are calculated on net asset value without any sales charge and are not annualized.
(b) After expense reimbursement from the Adviser, where applicable.
(c) After custodian fee credit and expense reimbursement, where applicable.



                                See accompanying notes to financial statements.

----
82

Report of Independent Accountants


To the Board of Trustees and Shareholders of Nuveen Municipal Trust:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Nuveen High Yield Municipal Bond Fund, Nuveen All-American Municipal Bond Fund, Nuveen Insured Municipal Bond Fund, Nuveen Intermediate Duration Municipal Bond Fund and Nuveen Limited Term Municipal Bond Fund (constituting the Nuveen Municipal Trust, hereafter referred to as the "Funds") at April 30, 2003, the results of each of their operations for the two years then ended, the changes in each of their net assets and the financial highlights for the two years then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights of the Funds as of April 30, 2001 and for the periods then ended and prior were audited by other independent accountants who have ceased operations. Those independent accountants expressed an unqualified opinion on those statements in their report dated June 7, 2001.

PRICEWATERHOUSECOOPERS LLP

Chicago, Illinois
June 20, 2003


----
83

                                     Notes

--------------------------------------------------------------------------------
84

                                     Notes

--------------------------------------------------------------------------------
85

--------------------------------------------------------------------------------
  Trustees and Officers
================================================================================

The management of the Fund, including general supervision of the duties performed for the Fund under the management agreement between Nuveen Advisory and the Fund, is the responsibility of the Board of Trustees of the Fund. The number of trustees of the Fund is currently set at seven. None of the trustees who are not "interested" persons of the Fund has ever been a director or employee of, or consultant to, Nuveen or its affiliates. The names and business addresses of the trustees and officers of the Fund, their principal occupations and other affiliations during the past five years, the number of portfolios each oversees and other directorships they hold are set forth below.

The Funds' Statement of Additional Information ("SAI") includes more information about the Trustees. To request a free copy, call Nuveen Investments at (800) 257-8787.

                                                                                                         Number of
                                                                                                       Portfolios in
Name,                       Position(s)      Year First  Principal Occupation(s)                       Fund Complex
Birthdate                   Held with        Elected or  Including other Directorships                  Overseen by
and Address                 the Fund        Appointed(2) During Past 5 Years                              Trustee
--------------------------------------------------------------------------------------------------------------------

Trustee who is an interested person of the Funds:


--------------------------------------------------------------------------------------------------------------------
Timothy R. Schwertfeger (1) Chairman of the     1997     Chairman and Director (since 1996) of Nuveen       140
3/28/49                     Board and                    Investments, Inc. and Nuveen Investments,
333 W. Wacker Drive         Trustee                      LLC; Director (since 1992) and Chairman
Chicago, IL 60606                                        (since 1996) of Nuveen Advisory Corp. and
                                                         Nuveen Institutional Advisory Corp.;
                                                         Chairman and Director (since 1997) of Nuveen
                                                         Asset Management, Inc.; Director (since
                                                         1996) of Institutional Capital Corporation;
                                                         Chairman and Director (since 1999) of
                                                         Rittenhouse Asset Management, Inc.; Chairman
                                                         of Nuveen Investment Advisers Inc. (since
                                                         2002).

Trustees who are not interested persons of the Funds:


--------------------------------------------------------------------------------------------------------------------
Robert P. Bremner           Trustee             1997     Private Investor and Management Consultant.        122
8/22/40
333 W. Wacker Drive
Chicago, IL 60606


--------------------------------------------------------------------------------------------------------------------
Lawrence H. Brown           Trustee             1993     Retired (August 1989) as Senior Vice               122
7/29/34                                                  President of The Northern Trust Company;
333 W. Wacker Drive                                      Director of the United Way of Highland
Chicago, IL 60606                                        Park-Highwood (since 2002).


--------------------------------------------------------------------------------------------------------------------
Anne E. Impellizzeri        Trustee             1994     Retired, formerly, Executive Director (since       122
1/26/33                                                  1998) of Manitoga/The Russel Wright Design
333 W. Wacker Drive                                      Center; prior thereto, President and Chief
Chicago, IL 60606                                        Executive Officer of Blanton-Peale Institute
                                                         (since 1990); prior thereto, Vice President,
                                                         Metropolitan Life Insurance Co.


--------------------------------------------------------------------------------------------------------------------
Peter R. Sawers             Trustee             1991     Adjunct Professor of Business and Economics,       122
4/3/33                                                   University of Dubuque, Iowa; formerly
333 W. Wacker Drive                                      (1991-2000) Adjunct Professor, Lake Forest
Chicago, IL 60606                                        Graduate School of Management, Lake Forest,
                                                         Illinois; prior thereto, Executive Director,
                                                         Towers Perrin Australia, a management
                                                         consulting firm; Chartered Financial
                                                         Analyst; Certified Management Consultant;
                                                         Director, Executive Service Corps of Chicago
                                                         and Director, Hadley School for the Blind,
                                                         both not-for-profit organizations.


--------------------------------------------------------------------------------------------------------------------
William J. Schneider        Trustee             1997     Senior Partner and Chief Operating Officer,        122
9/24/44                                                  Miller-Valentine Group, Vice President,
333 W. Wacker Drive                                      Miller-Valentine Realty, a development and
Chicago, IL 60606                                        contract company; Chair, Miami Valley
                                                         Hospital; Chair, Miami Valley Economic
                                                         Development Coalition; formerly, Member,
                                                         Community Advisory Board, National City
                                                         Bank, Dayton, Ohio and Business Advisory
                                                         Council, Cleveland Federal Reserve Bank.


--------------------------------------------------------------------------------------------------------------------
Judith M. Stockdale         Trustee             1997     Executive Director, Gaylord and Dorothy            122
12/29/47                                                 Donnelley Foundation (since 1994); prior
333 W. Wacker Drive                                      thereto, Executive Director, Great Lakes
Chicago, IL 60606                                        Protection Fund (from 1990 to 1994).

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86

--------------------------------------------------------------------------------

                                                                                                      Number of
                                                                                                    Portfolios in
Name,                 Position(s)         Year First  Principal Occupation(s)                       Fund Complex
Birthdate             Held with           Elected or  Including other Directorships                  Overseen by
and Address           the Fund           Appointed(3) During Past 5 Years                              Officer
-----------------------------------------------------------------------------------------------------------------

Officers of the Funds:


-----------------------------------------------------------------------------------------------------------------
Gifford R. Zimmerman  Chief                  1988     Managing Director (since 2002), Assistant          140
9/9/56                Administrative                  Secretary and Associate General Counsel,
333 W. Wacker Drive   Officer                         formerly, Vice President and Assistant
Chicago, IL 60606                                     General Counsel of Nuveen Investments, LLC;
                                                      Managing Director (since 2002), General
                                                      Counsel and Assistant Secretary, formerly,
                                                      Vice President of Nuveen Advisory Corp. and
                                                      Nuveen Institutional Advisory Corp.;
                                                      Managing Director (since 2002), Assistant
                                                      Secretary and Associate General Counsel,
                                                      formerly, Vice President (since 2000), of
                                                      Nuveen Asset Management, Inc.; Assistant
                                                      Secretary of Nuveen Investments, Inc. (since
                                                      1994); Assistant Secretary of NWQ Investment
                                                      Management Company, LLC (since 2002); Vice
                                                      President and Assistant Secretary of Nuveen
                                                      Investments Advisers Inc. (since 2002);
                                                      Managing Director, Associate General Counsel
                                                      and Assistant Secretary of Rittenhouse Asset
                                                      Management, Inc. (since May 2003); Chartered
                                                      Financial Analyst.


-----------------------------------------------------------------------------------------------------------------
Michael T. Atkinson   Vice President and     2000     Vice President (since 2002), formerly,             140
2/3/66                Assistant                       Assistant Vice President (since 2000),
333 W. Wacker Drive   Secretary                       previously, Associate of Nuveen Investments,
Chicago, IL 60606                                     LLC.


-----------------------------------------------------------------------------------------------------------------
Paul L. Brennan       Vice President         1999     Vice President (since 2002), formerly,             134
11/10/66                                              Assistant Vice President (since 1997), of
333 W. Wacker Drive                                   Nuveen Advisory Corp.; prior thereto,
Chicago, IL 60606                                     portfolio manager of Flagship Financial
                                                      Inc.; Chartered Financial Analyst and
                                                      Certified Public Accountant.


-----------------------------------------------------------------------------------------------------------------
Peter H. D'Arrigo     Vice President and     1999     Vice President of Nuveen Investments, LLC          140
11/28/67              Treasurer                       (since 1999), prior thereto, Assistant Vice
333 W. Wacker Drive                                   President (since 1997); Vice President and
Chicago, IL 60606                                     Treasurer of Nuveen Investments, Inc. (since
                                                      1999); Vice President and Treasurer of
                                                      Nuveen Advisory Corp. and Nuveen
                                                      Institutional Advisory Corp (since 1999);
                                                      Vice President and Treasurer of Nuveen Asset
                                                      Management, Inc. (since 2002) and of Nuveen
                                                      Investments Advisers Inc. (since 2002);
                                                      Assistant Treasurer of NWQ Investment
                                                      Management Company, LLC (since 2002);
                                                      Chartered Financial Analyst.


-----------------------------------------------------------------------------------------------------------------
Susan M. DeSanto      Vice President         2001     Vice President of Nuveen Advisory Corp.            140
9/8/54                                                (since 2001); previously, Vice President of
333 W. Wacker Drive                                   Van Kampen Investment Advisory Corp. (since
Chicago, IL 60606                                     1998); Vice President of Nuveen
                                                      Institutional Advisory Corp. (since 2002);
                                                      prior thereto, Assistant Vice President of
                                                      Van Kampen Investment Advisory Corp. (since
                                                      1994).


-----------------------------------------------------------------------------------------------------------------
Jessica R. Droeger    Vice President and     2000     Vice President (since 2002) and Assistant          140
9/24/64               Secretary                       General Counsel (since 1998); formerly,
333 W. Wacker Drive                                   Assistant Vice President (since 1998) of
Chicago, IL 60606                                     Nuveen Investments, LLC; Vice President
                                                      (since 2002) and Assistant Secretary (since
                                                      1998), formerly Assistant Vice President of
                                                      Nuveen Advisory Corp. and Nuveen
                                                      Institutional Advisory Corp.


-----------------------------------------------------------------------------------------------------------------
Lorna C. Ferguson     Vice President         1998     Vice President of Nuveen Investments, LLC;         140
10/24/45                                              Vice President (since 1998) of Nuveen
333 W. Wacker Drive                                   Advisory Corp. and Nuveen Institutional
Chicago, IL 60606                                     Advisory Corp.


-----------------------------------------------------------------------------------------------------------------
William M. Fitzgerald Vice President         1995     Managing Director (since 2002) of Nuveen           140
3/2/64                                                Investments, LLC; Managing Director (since
333 W. Wacker Drive                                   2001), formerly Vice President of Nuveen
Chicago, IL 60606                                     Advisory Corp. and Nuveen Institutional
                                                      Advisory Corp. (since 1995); Managing
                                                      Director of Nuveen Asset Management, Inc.
                                                      (since 2001); Vice President of Nuveen
                                                      Investment Advisers Inc. (since 2002);
                                                      Chartered Financial Analyst.

----
87

================================================================================

                                                                                                        Number of
                                                                                                      Portfolios in
Name,                   Position(s)         Year First  Principal Occupation(s)                       Fund Complex
Birthdate               Held with           Elected or  Including other Directorships                  Overseen by
and Address             the Fund           Appointed(3) During Past 5 Years                              Officer
-------------------------------------------------------------------------------------------------------------------
Stephen D. Foy          Vice President and     1998     Vice President (since 1993) and Funds              140
5/31/54                 Controller                      Controller (since 1998) of Nuveen
333 W. Wacker Drive                                     Investments, LLC and Vice President and
Chicago, IL 60606                                       Funds Controller (since 1998) of Nuveen
                                                        Investments, Inc.; Certified Public
                                                        Accountant.


-------------------------------------------------------------------------------------------------------------------
J. Thomas Futrell       Vice President         1992     Vice President of Nuveen Advisory Corp.;           134
7/5/55                                                  Chartered Financial Analyst.
333 W. Wacker Drive
Chicago, IL 60606


-------------------------------------------------------------------------------------------------------------------
Richard A. Huber        Vice President         1997     Vice President of Nuveen Institutional             134
3/26/63                                                 Advisory Corp. (since 1998) and Nuveen
333 W. Wacker Drive                                     Advisory Corp. (since 1997); prior
Chicago, IL 60606                                       thereto, Vice President and Portfolio
                                                        Manager of Flagship Financial, Inc.


-------------------------------------------------------------------------------------------------------------------
Steven J. Krupa         Vice President         1990     Vice President of Nuveen Advisory Corp.            134
8/21/57
333 W. Wacker Drive
Chicago, IL 60606


-------------------------------------------------------------------------------------------------------------------
David J. Lamb           Vice President         2000     Vice President (since 2000) of Nuveen              140
3/22/63                                                 Investments, LLC, previously Assistant Vice
333 W. Wacker Drive                                     President (since 1999); prior thereto,
Chicago, IL 60606                                       Associate of Nuveen Investments, LLC;
                                                        Certified Public Accountant.


-------------------------------------------------------------------------------------------------------------------
Tina M. Lazar           Vice President         2002     Vice President (since 1999), previously,           140
8/27/61                                                 Assistant Vice President (since 1993) of
333 W. Wacker Drive                                     Nuveen Investments, LLC.
Chicago, IL 60606


-------------------------------------------------------------------------------------------------------------------
Larry W. Martin         Vice President and     1988     Vice President, Assistant Secretary and            140
7/27/51                 Assistant                       Assistant General Counsel of Nuveen
333 W. Wacker Drive     Secretary                       Investments, LLC; Vice President and
Chicago, IL 60606                                       Assistant Secretary of Nuveen Advisory Corp.
                                                        and Nuveen Institutional Advisory Corp.;
                                                        Assistant Secretary of Nuveen Investments,
                                                        Inc. and (since 1997) Nuveen Asset
                                                        Management, Inc.; Vice President (since
                                                        2000), Assistant Secretary and Assistant
                                                        General Counsel (since 1998) of Rittenhouse
                                                        Asset Management, Inc.; Vice President and
                                                        Assistant Secretary of Nuveen Investments
                                                        Advisers Inc. (since 2002); Assistant
                                                        Secretary of NWQ Investment Management
                                                        Company, LLC (since 2002).


-------------------------------------------------------------------------------------------------------------------
Edward F. Neild, IV     Vice President         1996     Managing Director (since 2002) of Nuveen           140
7/7/65                                                  Investments, LLC; Managing Director (since
333 W. Wacker Drive                                     1997), formerly Vice President (since 1996)
Chicago, IL 60606                                       of Nuveen Advisory Corp. and Nuveen
                                                        Institutional Advisory Corp.; Managing
                                                        Director of Nuveen Asset Management, Inc.
                                                        (since 1999). Chartered Financial Analyst.


-------------------------------------------------------------------------------------------------------------------
Thomas J. O'Shaughnessy Vice President         1999     Vice President (since 2002), formerly,             134
9/4/60                                                  Assistant Vice President (since 1998), of
333 W. Wacker Drive                                     Nuveen Advisory Corp.; prior thereto,
Chicago, IL 60606                                       portfolio manager.


-------------------------------------------------------------------------------------------------------------------
Thomas C. Spalding      Vice President         1982     Vice President of Nuveen Advisory Corp. and        134
7/31/51                                                 Nuveen Institutional Advisory Corp.;
333 W. Wacker Drive                                     Chartered Financial Analyst.
Chicago, IL 60606

(1)Mr. Schwertfeger is an "interested person" of the Funds, as defined in the Investment Company Act of 1940, because he is an officer and trustee of Nuveen Institutional Advisory Corp.
(2)Trustees serve an indefinite term until his/her successor is elected.
(3)Officers serve one year terms through July of each year.

----
88

--------------------------------------------------------------------------------
Fund Information
================================================================================
Fund Manager              Legal Counsel                 Transfer Agent and
Nuveen Advisory Corp.     Morgan, Lewis & Bockius LLP   Shareholder Services
333 West Wacker Drive     Washington, D.C               Boston Financial
Chicago, IL 60606                                       Data Services, Inc.

                          Independent Accountants       Nuveen Investor Services
                          PricewaterhouseCoopers LLP    P.O. Box 8530
                          Chicago, IL                   Boston, MA 02266-8530
                                                        (800) 257-8787

                          Custodian
                          State Street Bank & Trust
                          Boston, MA
================================================================================

Glossary of Terms Used in this Report

Average Annual Total Return: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return (including change in NAV and reinvested dividends) that would have been necessary on an annual basis to equal the investment's actual performance over the time period being considered.

Average Effective Maturity: The average of all the maturities of the bonds in a fund's portfolio, computed by weighting each maturity date (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions.

Duration: Duration is a measure of a bond or bond fund's sensitivity to changes in interest rates. Generally, the longer a bond or fund's duration, the more the price of the bond or fund will change as interest rates change.

Market Yield (also known as Dividend Yield or Current Yield): An investment's current annualized dividend divided by its current offering price.

Net Asset Value (NAV): A fund's NAV is the dollar value of one share in the fund. It is calculated by subtracting the liabilities of the fund from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

SEC Yield: A standardized measure of a fund's yield that accounts for the future amortization of premiums or discounts of bonds held in the fund's portfolio.

Taxable-Equivalent Yield: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.



================================================================================
NASD Regulation, Inc. provides a Public Disclosure Program which supplies certain information regarding the disciplinary history of NASD members and their associated persons in response to either telephone inquiries at (800) 289-9999 or written inquiries at www.nasdr.com. NASD Regulation, Inc. also provides an investor brochure that includes information describing the Public Disclosure Program.

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89

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                      Serving
                 Investors
                          for Generations
--------------------------------------------------------------------------------

                          Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

                          Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

                          Managing $80 billion in assets, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under four distinct brands: Nuveen, a leader in tax-free investments; NWQ, a leader in value-style equities; Rittenhouse, a leader in growth-style equities;
                          and Symphony, a leading institutional manager of market-neutral alternative investment portfolios.

                          To learn more about the products and services Nuveen Investments offers and for a prospectus, where applicable, talk to your financial advisor, or call us at (800) 257-8787. Please read the information carefully before you invest.




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Nuveen Investments, LLC | 333 West Wacker Drive | Chicago, Illinois 60606 | www.nuveen.com